The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Airlines - 0.0%
$ 2,624,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 2,510,430
	Engineering & Construction - 0.0%
EUR 900,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(2)	1,426,623
	Entertainment - 0.0%
$ 1,804,000	DraftKings, Inc. 0.00%, 03/15/2028(1)(3)	1,372,807
	Healthcare - Products - 0.1%
1,379,000	Insulet Corp. 0.38%, 09/01/2026	1,752,020
2,200,000	NuVasive, Inc. 0.38%, 03/15/2025	2,063,079
		3,815,099
	Machinery-Diversified - 0.0%
941,000	Middleby Corp. 1.00%, 09/01/2025	1,431,312
	Oil & Gas - 0.0%
800,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	1,658,500
	REITS - 0.0%
1,575,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	1,712,424
	Retail - 0.0%
1,600,000	Shake Shack, Inc. 0.00%, 03/01/2028(1)(3)	1,323,331
	Software - 0.0%
2,226,000	Western Digital Corp. 1.50%, 02/01/2024	2,216,595
	Total Convertible Bonds (cost $16,753,910)	$ 17,467,121
CORPORATE BONDS - 41.8%
	Advertising - 0.0%
2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 2,913,196
	Aerospace/Defense - 1.3%
2,455,000	BAE Systems plc 3.40%, 04/15/2030(1)	2,536,821
	Boeing Co.
7,000,000	3.25%, 02/01/2035	6,691,664
2,655,000	3.75%, 02/01/2050	2,576,778
2,450,000	3.90%, 05/01/2049	2,390,726
13,025,000	5.04%, 05/01/2027	14,405,682
6,350,000	5.71%, 05/01/2040	7,650,474
10,535,000	5.81%, 05/01/2050	13,251,277
545,000	Howmet Aerospace, Inc. 3.00%, 01/15/2029	515,025
	L3Harris Technologies, Inc.
32,890,000	3.85%, 06/15/2023	33,865,153
7,545,000	4.40%, 06/15/2028	8,291,972
6,025,000	Lockheed Martin Corp. 4.50%, 05/15/2036	7,031,546
	Northrop Grumman Corp.
10,830,000	2.93%, 01/15/2025	11,149,586
3,200,000	3.25%, 01/15/2028	3,324,042
4,000,000	4.03%, 10/15/2047	4,438,982
	Raytheon Technologies Corp.
11,255,000	2.38%, 03/15/2032	10,796,172
8,455,000	3.03%, 03/15/2052	7,811,746
5,000,000	3.75%, 11/01/2046	5,171,576
8,945,000	3.95%, 08/16/2025	9,533,286
1,925,000	4.50%, 06/01/2042	2,229,768
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Aerospace/Defense - 1.3% - (continued)
$ 3,425,000	4.63%, 11/16/2048	$ 4,106,599
	Teledyne Technologies, Inc.
24,370,000	0.95%, 04/01/2024	23,938,443
2,270,000	1.60%, 04/01/2026	2,206,684
17,800,000	2.75%, 04/01/2031	17,408,535
	TransDigm, Inc.
2,700,000	5.50%, 11/15/2027	2,713,500
4,970,000	6.25%, 03/15/2026(1)	5,119,100
505,000	8.00%, 12/15/2025(1)	527,609
		209,682,746
	Agriculture - 0.6%
	Altria Group, Inc.
8,645,000	3.88%, 09/16/2046	7,744,869
3,970,000	5.38%, 01/31/2044	4,339,166
	BAT Capital Corp.
35,610,000	2.26%, 03/25/2028	33,798,599
8,515,000	3.22%, 09/06/2026	8,664,811
5,395,000	3.46%, 09/06/2029	5,448,245
20,370,000	Cargill, Inc. 2.13%, 11/10/2031(1)	19,420,560
	Imperial Brands Finance plc
6,455,000	3.50%, 02/11/2023(1)	6,555,790
10,360,000	3.75%, 07/21/2022(1)	10,444,209
		96,416,249
	Airlines - 0.0%
201	Continental Airlines, Inc. 6.90%, 10/19/2023	201
	Apparel - 0.1%
555,000	Crocs, Inc. 4.13%, 08/15/2031(1)	495,338
4,675,000	NIKE, Inc. 3.25%, 03/27/2040	4,771,477
2,865,000	William Carter Co. 5.50%, 05/15/2025(1)	2,958,112
		8,224,927
	Auto Manufacturers - 0.5%
505,000	Ford Motor Co. 4.35%, 12/08/2026	523,852
	Ford Motor Credit Co. LLC
4,730,000	2.30%, 02/10/2025	4,637,387
2,040,000	3.35%, 11/01/2022	2,053,913
1,940,000	3.37%, 11/17/2023	1,944,472
705,000	4.13%, 08/04/2025	719,100
3,200,000	4.54%, 08/01/2026	3,328,000
2,690,000	5.13%, 06/16/2025	2,820,628
	General Motors Co.
9,235,000	5.15%, 04/01/2038	10,504,324
2,215,000	6.13%, 10/01/2025	2,498,094
1,325,000	6.25%, 10/02/2043	1,694,444
	General Motors Financial Co., Inc.
19,670,000	1.50%, 06/10/2026	18,840,576
7,985,000	3.50%, 11/07/2024	8,260,534
4,245,000	4.35%, 01/17/2027	4,538,249
16,350,000	Hyundai Capital America 2.10%, 09/15/2028(1)	15,408,443
		77,772,016
	Auto Parts & Equipment - 0.1%
	Adient Global Holdings Ltd.
EUR 1,930,000	3.50%, 08/15/2024(2)	2,189,942
$ 3,665,000	4.88%, 08/15/2026(1)	3,698,615
3,080,000	Meritor, Inc. 4.50%, 12/15/2028(1)	2,998,380
		8,886,937

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Beverages - 1.1%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
$ 15,055,000	4.70%, 02/01/2036	$ 17,297,614
11,111,000	4.90%, 02/01/2046	13,187,071
	Anheuser-Busch InBev Worldwide, Inc.
9,174,000	3.75%, 07/15/2042	9,462,003
3,440,000	4.38%, 04/15/2038	3,813,950
7,750,000	4.60%, 04/15/2048	8,884,344
6,130,000	4.75%, 04/15/2058	7,090,043
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(1)	6,273,956
9,960,000	4.45%, 05/15/2025(1)	10,629,256
5,365,000	5.15%, 05/15/2038(1)	6,349,280
2,289,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029(1)	2,322,053
	Coca-Cola Co.
11,690,000	1.50%, 03/05/2028	11,245,553
10,000,000	2.50%, 06/01/2040	9,344,811
2,270,000	3.00%, 03/05/2051	2,231,882
11,720,000	Coca-Cola European Partners plc 0.50%, 05/05/2023(1)	11,583,430
	Constellation Brands, Inc.
1,585,000	3.15%, 08/01/2029	1,616,329
7,893,000	3.60%, 02/15/2028	8,322,150
10,297,000	Diageo Capital plc 2.00%, 04/29/2030	9,867,912
	Pernod Ricard International Finance LLC
18,810,000	1.25%, 04/01/2028(1)	17,387,747
9,595,000	1.63%, 04/01/2031(1)	8,692,648
		165,602,032
	Biotechnology - 0.4%
	Amgen, Inc.
2,400,000	1.90%, 02/21/2025	2,405,504
11,570,000	3.15%, 02/21/2040	11,019,615
	Gilead Sciences, Inc.
7,060,000	1.20%, 10/01/2027	6,682,447
3,965,000	2.60%, 10/01/2040	3,574,332
	Royalty Pharma plc
8,060,000	1.75%, 09/02/2027	7,671,223
4,220,000	2.15%, 09/02/2031	3,857,666
16,060,000	2.20%, 09/02/2030	14,871,827
5,305,000	3.35%, 09/02/2051	4,682,771
1,570,000	3.55%, 09/02/2050	1,426,073
		56,191,458
	Chemicals - 0.3%
485,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(2)	500,767
1,760,000	Braskem Idesa 6.99%, 02/20/2032(1)	1,746,800
	Braskem Netherlands Finance B.V.
800,000	4.50%, 01/10/2028(2)	824,480
880,000	4.50%, 01/31/2030(2)	893,966
475,000	Diamond (BC) B.V. 4.63%, 10/01/2029(1)	446,248
	Ecolab, Inc.
4,105,000	2.13%, 02/01/2032	3,943,642
2,510,000	2.70%, 12/15/2051	2,274,922
6,360,000	EI du Pont de Nemours and Co. 1.70%, 07/15/2025	6,325,569
26,575,000	International Flavors & Fragrances, Inc. 1.83%, 10/15/2027(1)	25,389,958
525,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)	500,062
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Chemicals - 0.3% - (continued)
	OCP S.A.
$ 980,000	3.75%, 06/23/2031(1)	$ 939,604
1,804,000	4.50%, 10/22/2025(2)	1,873,537
1,376,000	5.13%, 06/23/2051(1)	1,245,280
340,000	6.88%, 04/25/2044(2)	379,100
1,740,000	Sherwin-Williams Co. 4.50%, 06/01/2047	2,014,036
1,110,000	Valvoline, Inc. 3.63%, 06/15/2031(1)	1,017,426
		50,315,397
	Commercial Banks - 8.6%
7,500,000	ABN Amro Bank N.V. 1.54%, 06/16/2027, (1.54% fixed rate until 06/16/2026; 12 mo. USD CMT + 0.800% thereafter)(1)(4)	7,216,336
200,000	ADCB Finance Cayman Ltd. 4.50%, 03/06/2023(2)	205,750
1,200,000	Banco de Credito del Peru 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(4)	1,175,400
	Banco do Brasil S.A.
425,000	3.25%, 09/30/2026(2)	413,525
845,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	876,696
475,000	4.63%, 01/15/2025(2)	492,817
565,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(1)	587,600
1,300,000	4.88%, 01/11/2029(1)	1,330,875
	Bancolombia S.A.
1,380,000	3.00%, 01/29/2025	1,356,816
835,000	4.63%, 12/18/2029, (4.62% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(4)	828,278
1,975,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(4)	1,917,160
1,965,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.26% fixed rate until 01/21/2027; 5 year USD CMT + 2.155% thereafter)(1)(2)(4)	1,910,963
1,410,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(2)(4)	1,387,088
	Bank of America Corp.
12,000,000	2.09%, 06/14/2029, (2.09% fixed rate until 06/14/2028; 3 mo. USD SOFR + 1.060% thereafter)(4)	11,525,689
11,000,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(4)	10,404,092
16,525,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 year USD CMT + 1.200% thereafter)(4)	15,339,110
36,505,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(4)	35,476,098
15,400,000	2.65%, 03/11/2032, (2.65% fixed rate until 03/11/2031; 3 mo. USD SOFR + 1.220% thereafter)(4)	15,052,529

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 3 mo. USD SOFR + 1.930% thereafter)(4)	$ 8,017,388
3,733,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(4)	3,790,241
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(4)	5,396,510
7,740,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(4)	7,647,121
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(4)	6,937,348
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(4)	5,179,591
12,045,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(4)	13,563,816
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(4)	3,599,798
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.520% thereafter)(4)	10,277,220
9,525,000	7.75%, 05/14/2038	14,255,248
	Bank of Nova Scotia
13,960,000	0.65%, 07/31/2024	13,605,677
24,670,000	1.95%, 02/02/2027(5)	24,217,387
8,805,000	Bank of NY Mellon Corp. 2.05%, 01/26/2027	8,787,870
3,220,000	Barclays plc 2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(4)	3,070,489
	BNP Paribas S.A.
2,365,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(4)	2,256,976
20,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 3 mo. USD SOFR + 1.609% thereafter)(1)(4)	19,504,107
5,125,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(4)	4,871,988
16,725,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 3 mo. USD SOFR + 1.387% thereafter)(1)(4)	16,272,954
15,000,000	4.63%, 12/31/2099	14,743,200
	BPCE S.A.
17,135,000	1.00%, 01/20/2026(1)	16,337,136
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(4)	3,005,692
2,750,000	3.00%, 05/22/2022(1)	2,771,270
1,135,000	4.00%, 09/12/2023(1)	1,175,084
	Citigroup, Inc.
8,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(4)	8,162,060
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 38,630,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(4)	$ 36,845,521
10,515,000	1.28%, 11/03/2025, (1.28% fixed rate until 11/03/2024; 3 mo. USD SOFR + 0.528% thereafter)(4)	10,307,923
10,800,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(4)	10,354,201
1,880,000	2.52%, 11/03/2032, (2.52% fixed rate until 11/03/2031; 3 mo. USD SOFR + 1.177% thereafter)(4)	1,811,122
9,705,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(4)	9,399,169
1,915,000	2.90%, 11/03/2042, (2.90% fixed rate until 11/03/2041; 3 mo. USD SOFR + 1.379% thereafter)(4)	1,788,137
3,770,000	3.20%, 10/21/2026	3,906,396
24,410,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(4)	25,170,842
7,325,000	4.30%, 11/20/2026	7,918,503
5,180,000	4.45%, 09/29/2027	5,629,689
5,350,000	4.60%, 03/09/2026	5,791,227
7,931,000	Credit Agricole S.A. 1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(4)	7,829,298
	Credit Suisse Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(4)	6,417,123
3,155,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(4)	3,064,577
9,725,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(1)(4)	10,029,039
4,160,000	6.25%, 12/18/2024, (3.46% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(4)(6)	4,362,800
	Danske Bank A/S
6,504,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(4)	6,297,262
587,000	4.38%, 06/12/2028(1)	634,792
	Deutsche Bank AG
18,135,000	0.90%, 05/28/2024	17,781,171
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(4)	22,184,624
11,790,000	2.55%, 01/07/2028	11,546,585
9,690,000	3.74%, 01/07/2033 (3.74% fixed rate until 10/07/2031; thereafter)	9,363,736
19,000,000	Fifth Third Bank NA 3.95%, 07/28/2025(5)	20,309,172
	Goldman Sachs Group, Inc.
30,010,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(4)	28,533,616
8,120,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(4)	7,792,554

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 11,615,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(4)	$ 10,673,878
18,610,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(4)	17,647,275
9,325,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(4)	9,035,530
1,015,000	2.64%, 02/24/2028 (2.64% fixed rate until 02/24/2027; thereafter)	1,016,177
3,040,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 0.910% thereafter)	3,057,552
28,540,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(4)	29,386,374
4,185,000	3.44%, 02/24/2043	4,183,291
6,345,000	3.50%, 01/23/2025	6,595,547
7,345,000	4.00%, 03/03/2024	7,677,291
14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(4)	16,067,140
5,000,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(4)	5,385,453
2,015,000	Grupo Aval Ltd. 4.75%, 09/26/2022(2)	2,036,157
	HSBC Holdings plc
4,765,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(4)	4,654,309
11,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(4)	10,771,324
17,355,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(4)	16,786,035
14,695,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(4)	14,730,563
13,270,000	3.60%, 05/25/2023	13,661,464
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(4)	5,035,157
5,000,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD LIBOR + 1.546% thereafter)(4)	5,282,412
7,245,000	4.25%, 03/14/2024	7,569,795
6,755,000	4.30%, 03/08/2026	7,243,458
12,695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(4)	13,833,098
4,440,000	6.80%, 06/01/2038	6,040,378
1,205,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(2)	1,306,702
7,315,000	ING Groep N.V. 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(4)	7,106,719
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 2,985,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(1)	$ 3,016,342
	JP Morgan Chase & Co.
15,755,000	0.82%, 06/01/2025, (0.82% fixed rate until 06/01/2024; 3 mo. USD SOFR + 0.540% thereafter)(4)	15,369,560
22,080,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(4)	21,149,870
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(4)	15,484,347
4,465,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(4)	4,326,540
4,500,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(4)	4,375,435
11,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510% thereafter)(4)	11,502,845
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(4)	2,707,654
6,860,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(4)	6,682,766
4,500,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(4)	4,413,386
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(4)	9,692,960
19,950,000	3.30%, 04/01/2026	20,831,457
16,765,000	3.33%, 04/22/2052, (3.33% fixed rate until 04/22/2051; 3 mo. USD SOFR + 1.580% thereafter)(4)	16,850,853
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(4)	6,786,211
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(4)	16,985,056
2,251,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(4)	2,342,337
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(4)	4,665,079
6,000,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(4)	6,700,552
15,000,000	JPMorgan Chase & Co. 1.56%, 12/10/2025, (1.56% fixed rate until 12/10/2024; 3 mo. USD SOFR + 0.605% thereafter)(4)	14,777,744
8,575,000	Lloyds Banking Group plc 4.05%, 08/16/2023	8,897,649

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(1)(4)	$ 10,446,712
1,800,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(2)(4)	1,758,600
	Morgan Stanley
20,010,000	0.79%, 05/30/2025, (0.79% fixed rate until 05/30/2024; 3 mo. USD SOFR + 0.525% thereafter)(4)	19,496,156
21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(4)	20,273,863
16,820,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(4)	15,378,508
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(4)	7,174,885
12,660,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(4)	11,936,491
9,795,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 3 mo. USD SOFR + 1.360% thereafter)(4)	9,101,214
1,020,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.100% thereafter)	1,018,080
2,950,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(4)	2,845,723
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(4)	7,913,194
2,925,000	2.94%, 01/21/2033	2,933,265
8,665,000	3.13%, 07/27/2026	8,964,058
6,000,000	3.22%, 04/22/2042, (3.22% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.485% thereafter)(4)	5,907,612
5,000,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 3 mo. USD SOFR + 3.120% thereafter)(4)	5,286,200
2,935,000	3.70%, 10/23/2024	3,069,609
6,880,000	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847% thereafter)(4)	7,067,508
9,690,000	4.00%, 07/23/2025	10,298,881
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(4)	19,339,726
5,095,000	Natwest Group plc 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(4)	4,911,799
9,310,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	9,750,715
	QNB Finance Ltd.
600,000	1.63%, 09/22/2025(2)	586,332
970,000	2.63%, 05/12/2025(2)	980,197
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	7,092,944
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Commercial Banks - 8.6% - (continued)
$ 6,145,000	3.70%, 03/28/2022	$ 6,159,938
15,570,000	Societe Generale S.A. 1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(4)	14,865,400
	Standard Chartered plc
7,165,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(4)	6,818,615
515,000	2.61%, 01/12/2028 (2.61% fixed rate until 01/12/2027; thereafter)(1)	509,576
11,680,000	Truist Bank 2.25%, 03/11/2030	11,266,562
4,360,000	Truist Financial Corp. 1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 3 mo. USD SOFR + 0.862% thereafter)(4)	4,181,708
14,860,000	UBS AG 0.38%, 06/01/2023(1)	14,684,770
6,815,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(4)	6,477,029
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	3,232,415
	Wells Fargo & Co.
19,030,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(4)	19,146,697
8,925,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 3 mo. USD SOFR + 2.530% thereafter)(4)	8,620,563
6,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(4)	6,823,405
11,840,000	3.75%, 01/24/2024	12,312,361
880,000	4.40%, 06/14/2046	979,750
690,000	4.65%, 11/04/2044	785,365
2,280,000	4.75%, 12/07/2046	2,670,633
3,026,000	4.90%, 11/17/2045	3,567,914
4,490,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(4)	5,762,466
1,475,000	5.38%, 11/02/2043	1,824,207
4,408,000	5.61%, 01/15/2044	5,642,940
		1,354,218,380
	Commercial Services - 0.8%
535,000	ADT Security Corp. 4.13%, 08/01/2029(1)	503,232
5,595,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	5,389,934
520,000	Block, Inc. 2.75%, 06/01/2026(1)	504,072
4,495,000	Duke University 2.83%, 10/01/2055	4,421,499
19,085,000	Equifax, Inc. 2.60%, 12/01/2024	19,417,951
525,000	Gartner, Inc. 3.63%, 06/15/2029(1)	509,906
2,500,000	Georgetown University 2.25%, 04/01/2030	2,431,900
	Global Payments, Inc.
25,405,000	1.20%, 03/01/2026	24,191,951
1,990,000	2.15%, 01/15/2027	1,949,517
7,750,000	2.65%, 02/15/2025	7,831,848
5,085,000	2.90%, 05/15/2030	4,999,919
7,075,000	4.45%, 06/01/2028	7,697,972
2,570,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	2,644,453
	IHS Markit Ltd.
11,565,000	4.13%, 08/01/2023	11,619,202
9,500,000	4.75%, 08/01/2028	10,746,875

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Commercial Services - 0.8% - (continued)
$ 250,000	Moody's Corp 2.55%, 08/18/2060	$ 203,059
5,075,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	4,732,438
500,000	S&P Global, Inc. 2.30%, 08/15/2060	395,539
	Service Corp. International
775,000	4.63%, 12/15/2027	796,313
550,000	5.13%, 06/01/2029	576,125
3,127,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	2,689,220
4,915,000	United Rentals North America, Inc. 4.88%, 01/15/2028	5,050,482
		119,303,407
	Construction Materials - 0.2%
2,880,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,949,365
13,585,000	Carrier Global Corp. 2.49%, 02/15/2027	13,656,741
2,971,000	Johnson Controls International plc 4.63%, 07/02/2044	3,467,250
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	4,110,521
1,555,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	1,488,679
1,320,000	Victors Merger Corp. 6.38%, 05/15/2029(1)(5)	1,210,664
		26,883,220
	Distribution/Wholesale - 0.0%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)(5)	1,120,726
285,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	300,675
2,690,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	2,733,201
		4,154,602
	Diversified Financial Services - 1.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
15,095,000	2.45%, 10/29/2026	14,811,882
5,830,000	3.40%, 10/29/2033	5,658,041
1,835,000	AGFC Capital Trust 1.99%, 01/15/2067, 3 mo. USD LIBOR + 1.750%(1)(7)	1,071,477
1,795,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	1,775,925
	Capital One Financial Corp.
530,000	2.62%, 11/02/2032, (2.62% fixed rate until 11/02/2031; 3 mo. USD SOFR + 1.265% thereafter)(4)	508,566
27,550,000	3.65%, 05/11/2027	28,981,046
2,675,000	3.80%, 01/31/2028	2,827,221
200,000	CDBL Funding 2.00%, 03/04/2026(2)	194,817
515,000	Coinbase Global, Inc. 3.38%, 10/01/2028(1)	460,925
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(1)	1,600,850
1,325,000	6.63%, 03/15/2026	1,365,094
3,470,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	3,669,525
	goeasy Ltd.
520,000	4.38%, 05/01/2026(1)	520,000
3,675,000	5.38%, 12/01/2024(1)	3,748,500
	Gtlk Europe Capital DAC
1,410,000	4.65%, 03/10/2027(2)	1,262,655
1,300,000	4.80%, 02/26/2028(2)	1,151,800
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Diversified Financial Services - 1.0% - (continued)
$ 4,030,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	$ 3,496,025
3,470,000	Intercontinental Exchange, Inc. 2.65%, 09/15/2040	3,183,088
	LD Holdings Group LLC
1,000,000	6.13%, 04/01/2028(1)	891,250
3,740,000	6.50%, 11/01/2025(1)	3,553,000
	LSEGA Financing plc
6,950,000	1.38%, 04/06/2026(1)	6,688,135
5,685,000	2.00%, 04/06/2028(1)	5,472,306
9,615,000	2.50%, 04/06/2031(1)	9,350,657
4,270,000	Mastercard, Inc. 2.95%, 03/15/2051	4,171,368
	Nasdaq, Inc.
1,805,000	3.85%, 06/30/2026	1,925,712
16,765,000	4.25%, 06/01/2024	17,628,898
1,865,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	1,748,437
	OneMain Finance Corp.
525,000	3.88%, 09/15/2028	488,948
1,825,000	4.00%, 09/15/2030	1,706,375
5,045,000	5.38%, 11/15/2029	5,122,441
575,000	6.13%, 03/15/2024	602,313
980,000	6.88%, 03/15/2025	1,064,946
990,000	7.13%, 03/15/2026	1,088,341
	PennyMac Financial Services, Inc.
2,405,000	4.25%, 02/15/2029(1)	2,185,544
3,245,000	5.38%, 10/15/2025(1)	3,245,000
520,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026(1)	494,502
3,760,000	SLM Corp. 3.13%, 11/02/2026	3,619,000
485,000	Synchrony Financial 3.95%, 12/01/2027	506,749
4,425,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	4,052,857
		151,894,216
	Electric - 3.7%
11,685,000	AES Corp. 3.30%, 07/15/2025(1)	11,908,183
1,215,000	Alfa Desarrollo S.p.A. 4.55%, 09/27/2051(1)	1,112,721
4,115,000	American Transmission Systems Inc 2.65%, 01/15/2032(1)	4,035,118
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	10,983,095
	Berkshire Hathaway Energy Co.
7,650,000	2.85%, 05/15/2051	6,853,933
1,833,000	5.95%, 05/15/2037	2,390,326
6,167,000	6.13%, 04/01/2036	8,113,450
1,095,000	Calpine Corp. 3.75%, 03/01/2031(1)	994,840
	Centrais Eletricas Brasileiras S.A.
805,000	4.63%, 02/04/2030(2)	774,008
595,000	4.63%, 02/04/2030(1)	572,093
	Clearway Energy Operating LLC
1,765,000	3.75%, 02/15/2031(1)	1,661,695
315,000	3.75%, 01/15/2032(1)	298,856
1,235,000	4.75%, 03/15/2028(1)	1,268,783
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	5,324,200
2,222,000	4.97%, 05/01/2046	2,566,137
	Comision Federal de Electricidad
660,000	4.68%, 02/09/2051(1)	584,932
610,000	4.68%, 02/09/2051(2)(5)	540,619
5,050,000	Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058	5,775,635

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Electric - 3.7% - (continued)
$ 4,700,000	Consolidated Edison, Inc. 3.20%, 12/01/2051	$ 4,452,193
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	7,254,856
	Dominion Energy, Inc.
4,735,000	3.30%, 04/15/2041	4,627,726
11,710,000	3.90%, 10/01/2025	12,407,950
3,390,000	7.00%, 06/15/2038	4,726,950
480,000	DPL, Inc. 4.35%, 04/15/2029	491,402
	Duke Energy Carolinas LLC
6,965,000	3.20%, 08/15/2049	6,889,553
3,270,000	3.75%, 06/01/2045	3,413,518
3,305,000	3.88%, 03/15/2046	3,559,973
3,000,000	5.30%, 02/15/2040	3,770,215
7,240,000	Duke Energy Corp. 3.30%, 06/15/2041	6,956,268
	Duke Energy Progress LLC
1,940,000	4.15%, 12/01/2044	2,134,037
6,845,000	4.20%, 08/15/2045	7,712,918
2,730,000	4.38%, 03/30/2044	3,150,615
	Duquesne Light Holdings, Inc.
3,755,000	2.53%, 10/01/2030(1)	3,571,266
7,265,000	2.78%, 01/07/2032(1)	6,926,192
	Edison International
3,542,000	2.40%, 09/15/2022	3,566,466
5,285,000	3.13%, 11/15/2022	5,353,176
1,755,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	1,971,285
15,985,000	Enel Finance International N.V. 1.88%, 07/12/2028(1)	15,058,763
560,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(2)	583,800
	Evergy, Inc.
5,000,000	2.45%, 09/15/2024	5,068,023
14,501,000	2.90%, 09/15/2029	14,503,509
14,905,000	Eversource Energy 3.80%, 12/01/2023	15,476,768
5,557,000	Exelon Corp. 4.70%, 04/15/2050	6,598,435
	FirstEnergy Corp.
1,975,000	4.15%, 07/15/2027	2,011,920
4,525,000	7.38%, 11/15/2031	5,791,652
	FirstEnergy Transmission LLC
4,655,000	4.35%, 01/15/2025(1)	4,842,967
2,790,000	5.45%, 07/15/2044(1)	3,265,608
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,487,871
	Georgia Power Co.
7,610,000	2.65%, 09/15/2029	7,547,447
1,955,000	3.70%, 01/30/2050	1,981,311
975,000	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	940,875
8,683,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	9,026,348
	Israel Electric Corp. Ltd.
5,685,000	4.25%, 08/14/2028(1)(2)	6,168,225
1,195,000	5.00%, 11/12/2024(1)(2)	1,284,661
6,355,000	ITC Holdings Corp. 3.25%, 06/30/2026	6,596,311
1,220,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(2)	1,281,012
1,025,000	Lamar Funding Ltd. 3.96%, 05/07/2025(2)	1,014,709
4,308,000	Metropolitan Edison Co. 4.30%, 01/15/2029(1)	4,739,710
	MidAmerican Energy Co.
10,000,000	4.25%, 07/15/2049	11,672,116
2,598,000	4.40%, 10/15/2044	3,034,068
8,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	9,080,125
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Electric - 3.7% - (continued)
$ 970,000	Minejesa Capital B.V. 4.63%, 08/10/2030(2)	$ 951,153
8,685,000	National Rural Utilities Cooperative Finance Corp. 2.75%, 04/15/2032	8,653,213
5,955,000	NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	5,769,093
	NextEra Energy Operating Partners L.P.
495,000	4.25%, 07/15/2024(1)	509,395
485,000	4.50%, 09/15/2027(1)	491,063
13,376,000	Niagara MohawkPower Corp. 2.76%, 01/10/2032	13,315,759
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(1)	10,598,267
7,800,000	2.45%, 12/02/2027(1)	7,487,036
6,635,000	Oklahoma Gas and Electric Co. 0.55%, 05/26/2023	6,561,524
	Oncor Electric Delivery Co. LLC
1,590,000	2.70%, 11/15/2051(1)	1,451,508
3,980,000	2.75%, 05/15/2030(1)	4,021,346
	Pacific Gas and Electric Co.
22,815,000	1.37%, 03/10/2023	22,582,293
535,000	2.10%, 08/01/2027	504,085
8,225,000	2.50%, 02/01/2031	7,448,981
8,400,000	3.25%, 06/01/2031	8,065,745
7,270,000	3.50%, 08/01/2050	6,204,888
2,875,000	3.95%, 12/01/2047	2,581,869
6,000,000	4.25%, 08/01/2023	6,157,871
3,020,000	4.50%, 07/01/2040	2,958,695
12,210,000	4.95%, 07/01/2050	12,414,325
	PacifiCorp
3,500,000	4.10%, 02/01/2042	3,802,818
9,280,000	4.15%, 02/15/2050	10,484,414
9,625,000	PECO Energy Co. 3.90%, 03/01/2048	10,664,148
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(1)	8,094,080
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
2,075,000	3.88%, 07/17/2029(2)	2,097,784
490,000	4.13%, 05/15/2027(1)	507,248
1,035,000	5.25%, 05/15/2047(2)	1,069,269
3,525,000	6.15%, 05/21/2048(2)	4,049,731
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,996,039
1,005,000	Public Service Electric and Gas Co. 2.05%, 08/01/2050	809,244
8,830,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	9,002,072
9,894,000	Puget Energy, Inc. 4.10%, 06/15/2030	10,487,582
5,110,000	Puget Sound Energy, Inc. 3.25%, 09/15/2049	5,058,042
6,140,000	Rochester Gas and Electric Corp. 1.85%, 12/01/2030(1)	5,665,693
2,155,000	San Diego Gas & Electric Co. 3.32%, 04/15/2050	2,160,988
	Sempra Energy
3,938,000	3.40%, 02/01/2028	4,110,990
5,300,000	3.80%, 02/01/2038	5,536,314
3,480,000	4.00%, 02/01/2048	3,682,481
9,647,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	9,845,944
	Southern California Edison Co.
5,640,000	2.75%, 02/01/2032	5,577,892
5,760,000	3.45%, 02/01/2052	5,536,639
4,565,000	3.65%, 02/01/2050	4,558,641

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Electric - 3.7% - (continued)
$ 4,585,000	4.00%, 04/01/2047	$ 4,782,290
580,000	4.65%, 10/01/2043	644,921
595,000	5.63%, 02/01/2036	720,232
1,775,000	5.95%, 02/01/2038	2,208,869
	Southern Co.
3,000,000	3.25%, 07/01/2026	3,128,717
17,255,000	3.70%, 04/30/2030	18,210,467
5,345,000	4.40%, 07/01/2046	5,916,784
	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
780,000	4.85%, 10/14/2038(1)	814,125
430,000	4.85%, 10/14/2038(2)	448,813
503,220	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	535,300
658,750	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	659,580
2,865,000	Virginia Electric and Power Co. 3.80%, 09/15/2047	3,057,055
895,000	Vistra Operations Co. LLC 3.55%, 07/15/2024(1)	912,846
		587,317,578
	Electronics - 0.1%
9,996,000	Fortive Corp. 3.15%, 06/15/2026	10,413,790
1,750,000	II-VI, Inc. 5.00%, 12/15/2029(1)	1,746,587
4,040,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	3,930,314
		16,090,691
	Energy-Alternate Sources - 0.0%
	Greenko Dutch B.V.
856,950	3.85%, 03/29/2026(1)(5)	842,536
265,950	3.85%, 03/29/2026(2)	261,477
		1,104,013
	Engineering & Construction - 0.1%
2,697,000	Aeropuerto Internacional de Tocumen S.A. 5.13%, 08/11/2061(1)	2,644,409
2,720,070	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)	2,030,532
	IHS Holding Ltd.
1,000,000	5.63%, 11/29/2026(1)	1,007,280
1,295,000	6.25%, 11/29/2028(1)	1,308,986
2,190,000	Interchile S.A. 4.50%, 06/30/2056(1)(5)	2,244,772
730,000	Mexico City Airport Trust 4.25%, 10/31/2026(2)	758,550
		9,994,529
	Entertainment - 0.2%
	Caesars Entertainment, Inc.
1,190,000	4.63%, 10/15/2029(1)	1,139,309
2,345,000	6.25%, 07/01/2025(1)	2,421,212
3,110,000	8.13%, 07/01/2027(1)	3,347,137
775,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(1)	798,018
	Cinemark USA, Inc.
5,270,000	5.25%, 07/15/2028(1)(5)	4,994,484
1,285,000	5.88%, 03/15/2026(1)	1,265,083
4,110,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	4,204,941
	Penn National Gaming, Inc.
805,000	4.13%, 07/01/2029(1)(5)	756,700
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Entertainment - 0.2% - (continued)
$ 5,775,000	5.63%, 01/15/2027(1)(5)	$ 5,897,719
883,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	887,415
		25,712,018
	Environmental Control - 0.2%
2,042,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	2,093,050
525,000	GFL Environmental, Inc. 3.50%, 09/01/2028(1)	494,156
	Republic Services, Inc.
4,515,000	0.88%, 11/15/2025	4,298,255
19,005,000	2.50%, 08/15/2024	19,242,159
	Stericycle, Inc.
590,000	3.88%, 01/15/2029(1)	560,500
1,535,000	5.38%, 07/15/2024(1)	1,556,106
		28,244,226
	Food - 0.7%
530,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC 3.50%, 03/15/2029(1)	500,405
2,900,000	B&G Foods, Inc. 5.25%, 09/15/2027(5)	2,935,409
	BRF S.A.
1,195,000	4.88%, 01/24/2030(2)	1,174,088
1,030,000	4.88%, 01/24/2030(1)	1,011,975
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	7,019,695
22,425,000	4.60%, 11/01/2025	24,195,779
8,410,000	5.30%, 11/01/2038	10,067,554
1,545,000	5.40%, 11/01/2048	1,940,487
6,705,000	Danone S.A. 2.59%, 11/02/2023(1)	6,812,027
7,710,000	General Mills, Inc. 4.20%, 04/17/2028	8,389,851
4,720,000	Hershey Co. 3.13%, 11/15/2049	4,827,062
11,560,000	JBS Finance Luxembourg S.a.r.l 2.50%, 01/15/2027(1)	11,213,316
	Kraft Heinz Foods Co.
6,000,000	3.00%, 06/01/2026	6,060,379
1,225,000	4.63%, 01/30/2029	1,318,607
545,000	MARB BondCo plc 3.95%, 01/29/2031(2)	500,021
1,285,000	Performance Food Group, Inc. 4.25%, 08/01/2029(1)	1,205,728
	Post Holdings, Inc.
525,000	4.50%, 09/15/2031(1)	499,406
2,495,000	5.63%, 01/15/2028(1)	2,552,909
2,865,000	5.75%, 03/01/2027(1)	2,940,354
9,005,000	Tyson Foods, Inc. 4.00%, 03/01/2026	9,586,481
		104,751,533
	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion S.A.
870,000	4.50%, 08/01/2024	908,071
610,000	5.15%, 01/29/2050(2)	654,286
350,000	5.15%, 01/29/2050(1)	375,410
305,000	5.50%, 04/30/2049(1)	337,410
	Inversiones CMPC S.A.
560,000	3.85%, 01/13/2030(2)	566,496
370,000	3.85%, 01/13/2030(1)	374,292
		3,215,965
	Gas - 0.2%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
692,000	5.50%, 05/20/2025	714,490
2,738,000	5.88%, 08/20/2026	2,895,435

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Gas - 0.2% - (continued)
$ 11,000,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	$ 11,586,958
	NiSource, Inc.
9,340,000	0.95%, 08/15/2025	8,938,263
2,260,000	3.49%, 05/15/2027	2,374,423
3,370,000	3.60%, 05/01/2030	3,538,950
2,768,000	3.95%, 03/30/2048	2,956,981
		33,005,500
	Hand/Machine Tools - 0.1%
9,715,000	Stanley Black & Decker, Inc. 3.40%, 03/01/2026	10,210,928
	Healthcare - Products - 0.3%
6,550,000	Abbott Laboratories 4.75%, 11/30/2036	7,974,330
4,300,000	Alcon Finance Corp. 2.60%, 05/27/2030(1)	4,213,915
3,090,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,082,275
24,755,000	Baxter International, Inc. 2.54%, 02/01/2032(1)	23,987,704
	Mozart Debt Merger Sub, Inc.
5,025,000	3.88%, 04/01/2029(1)	4,834,402
2,272,000	5.25%, 10/01/2029(1)	2,209,520
		46,302,146
	Healthcare - Services - 1.5%
715,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	702,487
10,065,000	Aetna, Inc. 2.80%, 06/15/2023	10,247,318
	Anthem, Inc.
2,115,000	1.50%, 03/15/2026	2,068,978
3,145,000	2.38%, 01/15/2025	3,188,539
8,480,000	2.55%, 03/15/2031	8,279,187
3,235,000	3.30%, 01/15/2023	3,301,919
3,175,000	3.50%, 08/15/2024	3,299,218
14,000,000	3.65%, 12/01/2027	14,883,761
	Catalent Pharma Solutions, Inc.
700,000	3.13%, 02/15/2029(1)	654,500
695,000	3.50%, 04/01/2030(1)	650,694
415,000	5.00%, 07/15/2027(1)	424,545
	Centene Corp.
26,280,000	2.45%, 07/15/2028	24,989,954
755,000	4.25%, 12/15/2027	774,245
790,000	4.63%, 12/15/2029	821,458
	CHS/Community Health Systems, Inc.
5,850,000	4.75%, 02/15/2031(1)	5,594,062
1,960,000	5.25%, 05/15/2030	1,950,631
1,235,000	5.63%, 03/15/2027(1)	1,243,133
3,255,000	6.63%, 02/15/2025(1)	3,368,599
12,840,000	CommonSpirit Health 2.76%, 10/01/2024	13,078,798
	HCA, Inc.
2,950,000	5.13%, 06/15/2039	3,414,307
7,585,000	5.38%, 02/01/2025	8,115,950
1,500,000	5.38%, 09/01/2026	1,627,500
115,000	5.63%, 09/01/2028	128,098
90,000	5.88%, 02/01/2029	101,700
1,131,000	7.50%, 11/15/2095	1,452,996
	Humana, Inc.
8,245,000	2.15%, 02/03/2032	7,668,535
3,555,000	3.85%, 10/01/2024	3,711,184
6,000,000	3.95%, 03/15/2027	6,394,240
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(1)	900,328
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Healthcare - Services - 1.5% - (continued)
$ 1,390,000	5.00%, 05/15/2027(1)	$ 1,421,553
	Kaiser Foundation Hospitals
8,755,000	2.81%, 06/01/2041	8,327,470
9,130,000	3.00%, 06/01/2051	8,849,513
14,225,000	Laboratory Corp. of America Holdings 2.30%, 12/01/2024	14,387,728
10,660,000	Partners Healthcare System, Inc. 3.19%, 07/01/2049	10,767,892
	Roche Holdings, Inc.
14,000,000	1.93%, 12/13/2028(1)	13,645,854
5,635,000	2.61%, 12/13/2051(1)	5,176,552
	Sutter Health
3,150,000	1.32%, 08/15/2025	3,073,584
3,645,000	3.16%, 08/15/2040	3,592,779
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,905,329
5,550,000	3.05%, 05/15/2041	5,431,319
6,925,000	3.75%, 07/15/2025	7,369,155
13,530,000	5.80%, 03/15/2036	17,601,697
1,981,000	6.88%, 02/15/2038	2,869,981
		238,457,270
	Home Builders - 0.2%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
1,105,000	4.63%, 08/01/2029(1)	1,088,425
1,055,000	4.63%, 04/01/2030(1)	1,037,856
2,990,000	6.63%, 01/15/2028(1)	3,143,716
3,875,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	3,710,313
1,880,000	Empire Communities Corp. 7.00%, 12/15/2025(1)	1,912,562
640,000	KB Home 4.80%, 11/15/2029	662,400
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,932,900
1,325,000	4.95%, 02/01/2028	1,338,250
2,230,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	2,308,050
	Taylor Morrison Communities, Inc.
1,055,000	5.13%, 08/01/2030(1)	1,097,200
2,735,000	5.75%, 01/15/2028(1)	2,912,775
2,903,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	2,928,401
		24,072,848
	Household Products/Wares - 0.0%
1,035,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,042,762
	S.C. Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(1)	2,815,276
1,840,000	4.75%, 10/15/2046(1)	2,342,462
		6,200,500
	Housewares - 0.0%
	Newell Brands, Inc.
240,000	4.70%, 04/01/2026	252,000
240,000	4.88%, 06/01/2025	252,000
		504,000
	Insurance - 2.5%
1,470,000	ACE Capital Trust 9.70%, 04/01/2030	2,116,897
	Acrisure LLC / Acrisure Finance, Inc.
4,280,000	7.00%, 11/15/2025(1)	4,272,724
1,335,000	10.13%, 08/01/2026(1)	1,440,131
1,615,000	AIA Group Ltd. 3.20%, 09/16/2040(1)	1,603,910

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Insurance - 2.5% - (continued)
$ 13,575,000	Allstate Corp. 0.75%, 12/15/2025	$ 12,975,696
	American International Group, Inc.
7,510,000	2.50%, 06/30/2025	7,632,091
8,225,000	4.38%, 06/30/2050	9,612,220
5,665,000	4.50%, 07/16/2044	6,570,217
5,348,000	4.70%, 07/10/2035	6,170,825
7,660,000	4.80%, 07/10/2045	9,257,924
	Aon plc
3,480,000	3.88%, 12/15/2025	3,699,638
2,300,000	4.25%, 12/12/2042	2,535,207
1,200,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	1,115,568
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(1)	6,677,927
14,500,000	2.72%, 01/07/2029(1)	14,155,122
7,053,000	Athene Holding Ltd. 3.45%, 05/15/2052	6,553,094
	Brighthouse Financial Global Funding
11,075,000	1.20%, 12/15/2023(1)	10,951,001
3,995,000	1.55%, 05/24/2026(1)	3,888,117
	Brighthouse Financial, Inc.
5,850,000	3.85%, 12/22/2051	5,404,957
19,960,000	5.63%, 05/15/2030	23,132,108
10,750,000	CNO Global Funding 2.65%, 01/06/2029	10,460,242
	Equitable Financial Life Global Funding
11,465,000	1.10%, 11/12/2024(1)	11,205,067
23,370,000	1.70%, 11/12/2026(1)	22,708,178
6,100,000	1.80%, 03/08/2028(1)	5,825,142
21,555,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	23,434,993
	Genworth Holdings, Inc.
205,000	4.80%, 02/15/2024	208,588
1,200,000	6.50%, 06/15/2034	1,199,106
3,980,000	Guardian Life Global Funding 1.25%, 05/13/2026(1)	3,867,986
15,255,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(1)	13,552,084
7,455,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	8,908,840
1,625,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	1,663,205
10,000,000	MassMutual Global Funding II 2.35%, 01/14/2027(1)	10,068,929
13,735,000	Metropolitan Life Global Funding 3.00%, 09/19/2027(1)	14,273,333
16,000,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032	15,658,499
2,795,000	MGIC Investment Corp. 5.25%, 08/15/2028	2,889,778
	Nationwide Mutual Insurance Co.
12,700,000	4.35%, 04/30/2050(1)	13,665,659
4,940,000	9.38%, 08/15/2039(1)	8,233,018
14,205,000	New York Life Global Funding 3.00%, 01/10/2028(1)	14,835,087
2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	2,989,692
1,170,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	1,297,963
12,790,000	Northwestern Mutual Global Funding 1.70%, 06/01/2028(1)	12,329,159
6,320,000	Pacific Life Global Funding 1.38%, 04/14/2026(1)	6,172,216
	Protective Life Global Funding
10,250,000	1.62%, 04/15/2026(1)	10,003,829
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Insurance - 2.5% - (continued)
$ 5,215,000	1.65%, 01/13/2025	$ 5,171,396
	Unum Group
865,000	4.00%, 06/15/2029	931,999
13,000,000	4.50%, 12/15/2049	13,098,510
	Willis North America, Inc.
11,435,000	3.60%, 05/15/2024	11,860,534
6,752,000	4.50%, 09/15/2028	7,317,856
		393,596,262
	Internet - 0.4%
9,179,000	Alibaba Group Holding Ltd. 4.00%, 12/06/2037	9,549,119
	Amazon.com, Inc.
5,165,000	3.88%, 08/22/2037	5,769,761
4,320,000	4.25%, 08/22/2057	5,190,644
5,535,000	4.95%, 12/05/2044	7,072,388
	Arches Buyer, Inc.
3,364,000	4.25%, 06/01/2028(1)	3,164,834
2,395,000	6.13%, 12/01/2028(1)	2,323,150
5,200,000	Endure Digital, Inc. 6.00%, 02/15/2029(1)	4,628,000
3,125,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	2,902,344
	Meituan
530,000	2.13%, 10/28/2025(2)	500,453
335,000	2.13%, 10/28/2025(1)	316,324
1,569,000	3.05%, 10/28/2030(1)	1,381,823
1,235,000	3.05%, 10/28/2030(2)	1,087,668
1,185,000	Prosus N.V. 3.26%, 01/19/2027(1)	1,183,006
	Tencent Holdings Ltd.
1,305,000	2.39%, 06/03/2030(1)	1,240,981
975,000	3.24%, 06/03/2050(1)	865,008
15,410,000	3.60%, 01/19/2028(1)	15,973,809
285,000	3.68%, 04/22/2041(1)	280,382
435,000	3.84%, 04/22/2051(1)	433,061
255,000	3.93%, 01/19/2038(1)	260,218
		64,122,973
	Investment Company Security - 0.0%
5,970,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	6,072,608
	Iron/Steel - 0.1%
1,025,000	CSN Resources S.A. 7.63%, 04/17/2026(1)	1,068,573
515,000	Metinvest B.V. 7.65%, 10/01/2027(2)	444,702
4,159,000	Steel Dynamics, Inc. 2.80%, 12/15/2024	4,260,927
	Vale Overseas Ltd.
8,235,000	3.75%, 07/08/2030	8,350,290
8,190,000	6.25%, 08/10/2026	9,369,442
		23,493,934
	IT Services - 1.1%
	Apple, Inc.
15,000,000	1.40%, 08/05/2028	14,229,979
10,895,000	2.38%, 02/08/2041	9,867,331
15,645,000	2.65%, 02/08/2051	14,273,334
12,960,000	2.70%, 08/05/2051	11,897,854
4,545,000	2.95%, 09/11/2049	4,376,099
2,600,000	3.75%, 11/13/2047	2,847,237
1,300,000	3.85%, 05/04/2043	1,438,593
6,520,000	3.85%, 08/04/2046	7,195,319
2,895,000	4.25%, 02/09/2047	3,418,126
4,420,000	4.38%, 05/13/2045	5,285,254
10,000,000	4.65%, 02/23/2046	12,365,714

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	IT Services - 1.1% - (continued)
	HP, Inc.
$ 9,370,000	2.20%, 06/17/2025	$ 9,391,291
9,370,000	3.00%, 06/17/2027	9,595,055
	International Business Machines Corp.
6,770,000	1.70%, 05/15/2027	6,578,389
4,755,000	4.15%, 05/15/2039	5,186,043
1,545,000	4.25%, 05/15/2049	1,752,710
6,385,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	5,971,210
10,065,000	Leidos, Inc. 2.30%, 02/15/2031	9,260,957
	Presidio Holdings, Inc.
3,526,000	4.88%, 02/01/2027(1)	3,587,705
1,375,000	8.25%, 02/01/2028(1)	1,451,725
550,000	Seagate HDD Cayman 3.13%, 07/15/2029	510,180
	SYNNEX Corp.
16,155,000	1.75%, 08/09/2026(1)	15,592,454
15,430,000	2.38%, 08/09/2028(1)	14,533,583
1,768,000	Western Digital Corp. 4.75%, 02/15/2026	1,859,052
		172,465,194
	Leisure Time - 0.1%
	Carnival Corp.
471,000	5.75%, 03/01/2027(1)	452,160
5,640,000	6.00%, 05/01/2029(1)	5,425,680
995,000	7.63%, 03/01/2026(1)	1,081,565
5,450,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	5,177,500
	Royal Caribbean Cruises Ltd.
540,000	5.38%, 07/15/2027(1)	521,856
5,350,000	5.50%, 08/31/2026(1)	5,216,250
1,600,000	9.13%, 06/15/2023(1)	1,685,600
		19,560,611
	Lodging - 0.2%
525,000	Boyd Gaming Corp. 4.75%, 12/01/2027	522,338
10,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	11,001,550
	Sands China Ltd.
540,000	2.30%, 03/08/2027(1)	490,633
1,125,000	2.85%, 03/08/2029(1)	1,014,761
13,495,000	3.25%, 08/08/2031(1)(5)	12,074,381
1,725,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,720,688
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
1,700,000	5.25%, 05/15/2027(1)(5)	1,676,625
2,660,000	5.50%, 03/01/2025(1)	2,674,071
1,140,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	1,016,025
		32,191,072
	Machinery-Diversified - 0.2%
21,890,000	Otis Worldwide Corp. 2.29%, 04/05/2027	21,786,954
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	1,488,375
2,205,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,258,387
		25,533,716
	Media - 1.8%
200,000	Cable Onda S.A. 4.50%, 01/30/2030(1)	203,100
	CCO Holdings LLC / CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(1)	12,606,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Media - 1.8% - (continued)
$ 19,680,000	4.25%, 01/15/2034(1)	$ 18,267,173
1,270,000	4.50%, 08/15/2030(1)	1,240,155
925,000	4.75%, 02/01/2032(1)	909,099
	Charter Communications Operating LLC / Charter Communications Operating Capital
11,180,000	2.25%, 01/15/2029	10,532,564
450,000	3.70%, 04/01/2051	399,153
480,000	3.75%, 02/15/2028	499,621
6,690,000	3.90%, 06/01/2052	6,139,879
8,428,000	4.80%, 03/01/2050	8,657,360
8,240,000	4.91%, 07/23/2025	8,894,414
10,990,000	5.38%, 05/01/2047	12,169,757
4,595,000	5.75%, 04/01/2048	5,286,681
6,903,000	6.48%, 10/23/2045	8,691,997
	Comcast Corp.
10,334,000	2.89%, 11/01/2051(1)	9,357,187
7,000,000	2.94%, 11/01/2056(1)	6,203,674
7,884,000	2.99%, 11/01/2063(1)	6,937,783
10,280,000	3.20%, 07/15/2036	10,370,041
2,810,000	3.25%, 11/01/2039	2,806,514
6,640,000	3.40%, 07/15/2046	6,603,061
1,925,000	3.75%, 04/01/2040	2,041,499
2,520,000	3.97%, 11/01/2047	2,732,011
4,530,000	4.40%, 08/15/2035	5,176,567
4,557,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	4,688,207
5,360,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	5,452,795
	Discovery Communications LLC
14,315,000	3.63%, 05/15/2030	14,755,505
855,000	3.90%, 11/15/2024	897,589
6,110,000	3.95%, 06/15/2025	6,412,858
1,941,000	4.00%, 09/15/2055	1,889,450
470,000	4.13%, 05/15/2029	501,710
3,846,000	4.65%, 05/15/2050	4,170,014
13,920,000	5.20%, 09/20/2047	16,053,381
5,395,000	5.30%, 05/15/2049	6,328,827
	DISH DBS Corp.
2,680,000	5.00%, 03/15/2023	2,722,465
1,500,000	5.13%, 06/01/2029	1,308,750
1,525,000	5.88%, 07/15/2022	1,544,207
2,170,000	5.88%, 11/15/2024	2,188,988
2,210,000	7.38%, 07/01/2028	2,135,634
830,000	7.75%, 07/01/2026	854,900
2,930,000	Nexstar Broadcasting, Inc. 5.63%, 07/15/2027(1)	3,003,250
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	341,700
	Sirius XM Radio, Inc.
1,010,000	3.13%, 09/01/2026(1)	968,388
2,295,000	4.00%, 07/15/2028(1)	2,220,413
	Time Warner Cable LLC
10,340,000	5.88%, 11/15/2040	12,055,364
2,825,000	6.75%, 06/15/2039	3,609,233
1,565,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	2,183,045
2,115,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(1)	2,091,227
7,947,000	ViacomCBS, Inc. 4.38%, 03/15/2043	8,435,223
4,500,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(1)	4,275,045
15,915,000	VZ Secured Financing B.V. 5.00%, 01/15/2032	15,343,333

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Media - 1.8% - (continued)
	Walt Disney Co.
$ 1,177,000	5.40%, 10/01/2043	$ 1,519,656
2,440,000	6.40%, 12/15/2035	3,322,365
945,000	Ziggo B.V. 4.88%, 01/15/2030(1)	914,288
		278,913,100
	Metal Fabricate/Hardware - 0.0%
470,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	472,813
	Novelis Corp.
795,000	3.25%, 11/15/2026(1)	770,116
820,000	3.88%, 08/15/2031(1)	770,800
3,230,000	4.75%, 01/30/2030(1)	3,221,925
		5,235,654
	Mining - 0.2%
	Anglo American Capital plc
11,660,000	2.63%, 09/10/2030(1)	11,155,990
1,001,000	4.88%, 05/14/2025(1)	1,080,755
6,485,000	5.63%, 04/01/2030(1)	7,491,801
	AngloGold Ashanti Holdings plc
750,000	3.38%, 11/01/2028	725,043
730,000	3.75%, 10/01/2030	716,349
	Constellium SE
1,210,000	3.75%, 04/15/2029(1)(5)	1,143,270
1,716,000	5.63%, 06/15/2028(1)	1,758,900
1,547,000	5.88%, 02/15/2026(1)	1,560,536
795,000	Nacional del Cobre de Chile Corp. 3.70%, 01/30/2050(1)	752,828
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	7,664,031
		34,049,503
	Miscellaneous Manufacturing - 0.2%
5,503,000	GE Capital International Funding Co. 4.42%, 11/15/2035	6,259,070
6,006,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	6,996,306
	Siemens Financieringsmaatschappij N.V.
11,475,000	1.20%, 03/11/2026(1)	11,094,636
8,365,000	1.70%, 03/11/2028(1)	8,042,692
		32,392,704
	Office/Business Equipment - 0.2%
	CDW LLC / CDW Finance Corp.
4,025,000	2.67%, 12/01/2026	3,980,338
12,485,000	3.28%, 12/01/2028	12,384,527
13,890,000	3.57%, 12/01/2031	13,850,691
730,000	4.13%, 05/01/2025	738,103
1,050,000	4.25%, 04/01/2028	1,037,967
4,050,000	Xerox Corp. 4.38%, 03/15/2023	4,105,202
1,060,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)(5)	1,073,875
		37,170,703
	Oil & Gas - 1.8%
	Aker BP ASA
2,920,000	3.75%, 01/15/2030(1)	3,001,558
8,995,000	4.00%, 01/15/2031(1)	9,411,847
	Apache Corp.
1,975,000	4.38%, 10/15/2028	2,032,670
2,880,000	4.63%, 11/15/2025	3,004,531
1,163,000	5.10%, 09/01/2040(5)	1,219,917
	BP Capital Markets America, Inc.
4,750,000	2.94%, 06/04/2051	4,252,210
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Oil & Gas - 1.8% - (continued)
$ 6,170,000	3.00%, 03/17/2052	$ 5,579,946
7,125,000	3.06%, 06/17/2041	6,752,207
11,380,000	3.38%, 02/08/2061	10,668,469
3,945,000	3.63%, 04/06/2030	4,202,641
1,389,000	Canadian Natural Resources Ltd. 3.90%, 02/01/2025	1,454,461
	Continental Resources, Inc.
560,000	4.38%, 01/15/2028	590,495
875,000	4.90%, 06/01/2044	923,449
3,605,000	5.75%, 01/15/2031(1)	4,109,376
2,415,000	Coterra Energy, Inc. 3.90%, 05/15/2027(1)	2,550,385
3,345,000	Devon Financing Co. LLC 7.88%, 09/30/2031	4,595,180
	Ecopetrol S.A.
2,425,000	4.63%, 11/02/2031	2,234,152
1,290,000	5.38%, 06/26/2026	1,336,053
	Empresa Nacional del Petroleo
200,000	4.50%, 09/14/2047(2)	178,500
630,000	5.25%, 11/06/2029(2)	667,800
	Energean Israel Finance Ltd.
835,000	4.50%, 03/30/2024(1)(2)	836,461
1,815,000	4.88%, 03/30/2026(1)(2)	1,780,969
695,000	5.38%, 03/30/2028(1)(2)	675,888
150,000	5.88%, 03/30/2031(1)(2)	145,320
	EQT Corp.
1,285,000	3.13%, 05/15/2026(1)	1,256,088
1,650,000	3.90%, 10/01/2027	1,661,237
	Equinor ASA
3,685,000	2.38%, 05/22/2030	3,630,828
3,365,000	3.63%, 04/06/2040	3,534,747
2,055,000	3.70%, 04/06/2050	2,207,444
	Hess Corp.
2,980,000	7.13%, 03/15/2033	3,893,823
10,742,000	7.30%, 08/15/2031	14,059,385
	Leviathan Bond Ltd.
705,000	6.13%, 06/30/2025(1)(2)	738,488
1,165,000	6.50%, 06/30/2027(1)(2)	1,239,315
715,000	6.75%, 06/30/2030(1)(2)	762,369
1,905,000	Lukoil Capital DAC 2.80%, 04/26/2027(1)	1,757,362
	Lundin Energy Finance B.V.
7,470,000	2.00%, 07/15/2026(1)	7,316,963
8,100,000	3.10%, 07/15/2031(1)	7,911,296
14,745,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	15,849,818
	Occidental Petroleum Corp.
3,145,000	3.00%, 02/15/2027	3,043,165
1,980,000	3.20%, 08/15/2026	1,945,350
3,190,000	3.40%, 04/15/2026	3,150,125
6,972,000	4.20%, 03/15/2048	6,483,960
1,098,000	4.40%, 04/15/2046	1,050,039
1,285,000	5.50%, 12/01/2025	1,363,587
640,000	6.13%, 01/01/2031(5)	738,720
1,234,000	6.38%, 09/01/2028	1,403,675
	Ovintiv Exploration, Inc.
1,310,000	5.38%, 01/01/2026	1,430,211
2,180,000	5.63%, 07/01/2024	2,351,074
5,190,000	Ovintiv, Inc. 7.38%, 11/01/2031	6,658,260
1,480,000	Petrobras Global Finance B.V. 6.75%, 06/03/2050	1,482,102
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024(2)(8)	15,791
190,000	9.00%, 11/17/2021(2)(8)	6,897

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Oil & Gas - 1.8% - (continued)
	Petroleos Mexicanos
$ 12,710,000	5.95%, 01/28/2031	$ 12,125,340
3,591,000	6.70%, 02/16/2032(1)	3,552,720
4,760,000	7.69%, 01/23/2050	4,406,951
	Qatar Energy
22,900,000	1.38%, 09/12/2026(1)	22,065,753
12,235,000	2.25%, 07/12/2031(1)	11,776,187
645,000	Range Resources Corp. 4.75%, 02/15/2030	644,220
	Saudi Arabian Oil Co.
2,425,000	1.63%, 11/24/2025(1)	2,373,469
2,975,000	2.25%, 11/24/2030(1)	2,822,650
6,174,000	2.88%, 04/16/2024(1)	6,306,988
	Shell International Finance B.V.
8,000,000	2.88%, 11/26/2041	7,552,580
8,925,000	3.00%, 11/26/2051	8,480,557
4,199,000	4.00%, 05/10/2046	4,671,858
1,056,000	4.38%, 05/11/2045	1,226,007
2,320,000	4.55%, 08/12/2043	2,735,533
610,000	Southwestern Energy Co. 4.75%, 02/01/2032	608,969
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(2)	746,077
1,570,000	6.95%, 03/18/2030(2)	1,853,134
	Suncor Energy, Inc.
1,510,000	3.75%, 03/04/2051	1,531,432
3,735,000	4.00%, 11/15/2047	3,929,657
1,205,000	Transocean, Inc. 6.80%, 03/15/2038	697,129
	Valero Energy Corp.
3,130,000	4.00%, 04/01/2029	3,309,121
3,460,000	4.35%, 06/01/2028	3,712,217
	YPF S.A.
2,060,625	8.50%, 03/23/2025	1,767,820
720,125	8.50%, 03/23/2025(1)	617,799
		278,660,772
	Oil & Gas Services - 0.1%
7,675,000	Halliburton Co. 4.85%, 11/15/2035	8,770,293
	Packaging & Containers - 0.4%
4,700,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(1)(9)	4,747,000
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,040,000	4.13%, 08/15/2026(1)	1,031,888
870,000	5.25%, 04/30/2025(1)	889,732
4,595,000	5.25%, 08/15/2027(1)	4,503,100
545,000	Ball Corp. 2.88%, 08/15/2030	505,487
2,510,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	2,583,919
2,283,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	2,329,322
5,230,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	5,230,000
1,335,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	1,281,600
1,725,000	Klabin Austria GmbH 3.20%, 01/12/2031(1)	1,559,193
1,725,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,708,354
	Owens-Brockway Glass Container, Inc.
2,960,000	5.88%, 08/15/2023(1)	3,052,885
2,710,000	6.38%, 08/15/2025(1)	2,865,825
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(1)	15,478,658
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Packaging & Containers - 0.4% - (continued)
EUR 2,830,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	$ 3,091,900
2,990,000	Titan Holdings II B.V. 5.13%, 07/15/2029(1)	3,215,884
$ 1,590,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(1)	1,602,911
		55,677,658
	Pharmaceuticals - 1.8%
	AbbVie, Inc.
7,100,000	2.30%, 11/21/2022	7,166,482
15,320,000	2.95%, 11/21/2026	15,725,092
4,630,000	4.05%, 11/21/2039	5,002,713
7,060,000	4.25%, 11/21/2049	7,854,979
7,590,000	4.45%, 05/14/2046	8,518,471
2,840,000	4.63%, 10/01/2042	3,226,959
1,118,000	4.70%, 05/14/2045	1,293,756
3,702,000	4.85%, 06/15/2044	4,333,488
12,675,000	AmerisourceBergen Corp. 2.70%, 03/15/2031	12,391,596
	Astrazeneca Finance LLC
8,555,000	1.20%, 05/28/2026	8,293,241
8,785,000	1.75%, 05/28/2028	8,493,677
11,865,000	AstraZeneca plc 3.38%, 11/16/2025	12,484,291
	Bausch Health Cos., Inc.
530,000	4.88%, 06/01/2028(1)	502,355
4,635,000	5.00%, 01/30/2028(1)	3,904,987
4,640,000	5.00%, 02/15/2029(1)	3,744,573
2,050,000	5.25%, 01/30/2030(1)	1,662,550
1,606,000	6.13%, 04/15/2025(1)	1,636,916
2,550,000	7.00%, 01/15/2028(1)	2,285,437
360,000	9.00%, 12/15/2025(1)	374,418
	Bayer U.S. Finance LLC
2,900,000	4.20%, 07/15/2034(1)	3,097,283
7,820,000	4.25%, 12/15/2025(1)	8,341,233
7,426,000	Becton Dickinson and Co. 3.36%, 06/06/2024	7,674,249
	Bristol-Myers Squibb Co.
4,125,000	1.13%, 11/13/2027	3,914,540
5,000,000	1.45%, 11/13/2030	4,595,715
5,935,000	2.35%, 11/13/2040	5,262,819
7,410,000	2.55%, 11/13/2050	6,526,843
2,000,000	3.25%, 08/01/2042	2,019,249
4,384,000	3.88%, 08/15/2025	4,664,328
4,655,000	4.25%, 10/26/2049	5,381,688
	Cigna Corp.
7,085,000	1.25%, 03/15/2026	6,838,757
1,655,000	3.20%, 03/15/2040	1,594,778
4,305,000	3.25%, 04/15/2025	4,470,696
15,680,000	4.13%, 11/15/2025	16,752,237
	CVS Health Corp.
3,280,000	3.00%, 08/15/2026	3,393,518
4,605,000	4.13%, 04/01/2040	4,973,836
14,295,000	4.78%, 03/25/2038	16,518,145
3,455,000	5.13%, 07/20/2045	4,208,330
	CVS Pass-Through Trust
9,176	6.04%, 12/10/2028	10,152
21,745	6.94%, 01/10/2030	25,272
8,110,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	8,555,508
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	7,062,799
3,575,000	Merck & Co., Inc. 1.90%, 12/10/2028	3,495,473

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Pharmaceuticals - 1.8% - (continued)
$ 490,000	Perrigo Finance Unlimited Co. 4.38%, 03/15/2026	$ 499,363
	Pfizer, Inc.
16,740,000	1.75%, 08/18/2031	15,718,255
4,525,000	4.00%, 12/15/2036	5,063,201
2,725,000	4.00%, 03/15/2049	3,124,576
	Teva Pharmaceutical Finance Netherlands III B.V.
12,667,000	3.15%, 10/01/2026	11,626,533
9,440,000	4.75%, 05/09/2027(5)	9,158,688
		283,464,045
	Pipelines - 1.6%
1,095,000	AI Candelaria Spain SLU 5.75%, 06/15/2033(2)	1,014,808
3,100,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	3,159,830
	Buckeye Partners L.P.
1,997,000	3.95%, 12/01/2026	1,992,956
1,005,000	4.13%, 03/01/2025(1)	999,318
1,360,000	4.13%, 12/01/2027	1,331,535
1,030,000	4.50%, 03/01/2028(1)	999,100
1,154,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	1,179,642
5,510,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	5,800,652
3,630,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	3,584,625
7,180,000	Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029(1)	7,248,952
	EIG Pearl Holding S.a.r.l.
1,905,000	3.55%, 08/31/2036	1,899,441
1,980,000	4.39%, 11/30/2046	1,970,536
23,150,000	Enbridge, Inc. 2.50%, 08/01/2033	21,840,627
	Energy Transfer L.P.
470,000	4.40%, 03/15/2027	499,100
9,000,000	5.25%, 04/15/2029	10,005,401
	Energy Transfer Operating L.P.
7,950,000	3.75%, 05/15/2030	8,160,246
2,275,000	4.90%, 03/15/2035	2,457,659
1,190,000	5.15%, 03/15/2045	1,273,572
5,100,000	5.30%, 04/01/2044	5,479,634
4,958,000	5.30%, 04/15/2047	5,444,562
1,065,000	5.35%, 05/15/2045	1,150,416
775,000	6.00%, 06/15/2048	914,305
4,045,000	6.13%, 12/15/2045	4,766,506
3,910,000	6.25%, 04/15/2049	4,795,688
2,935,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	3,013,364
	Enterprise Products Operating LLC
5,430,000	4.20%, 01/31/2050	5,754,963
2,760,000	4.25%, 02/15/2048	2,938,757
6,975,000	4.80%, 02/01/2049	8,025,708
1,516,000	4.85%, 08/15/2042	1,711,829
	EQM Midstream Partners L.P.
2,030,000	4.50%, 01/15/2029(1)	1,938,691
1,150,000	4.75%, 01/15/2031(1)	1,100,745
795,000	6.00%, 07/01/2025(1)	820,838
805,000	6.50%, 07/01/2027(1)	845,836
1,500,000	6.50%, 07/15/2048	1,612,500
	Galaxy Pipeline Assets Bidco Ltd.
1,164,595	1.75%, 09/30/2027(1)	1,147,034
14,955,000	2.16%, 03/31/2034(1)	14,336,568
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Pipelines - 1.6% - (continued)
$ 1,565,000	2.16%, 03/31/2034(2)	$ 1,500,283
1,585,000	2.63%, 03/31/2036(1)	1,491,915
875,000	2.63%, 03/31/2036(2)	823,612
920,000	2.94%, 09/30/2040(1)	875,037
790,000	3.25%, 09/30/2040(1)	759,651
2,730,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	2,739,224
	MPLX L.P.
3,750,000	4.00%, 02/15/2025	3,942,518
1,000,000	4.13%, 03/01/2027	1,064,122
6,490,000	4.25%, 12/01/2027	6,982,461
2,770,000	4.90%, 04/15/2058	3,011,225
4,780,000	5.20%, 12/01/2047	5,497,824
4,490,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	4,445,909
4,000,000	ONEOK, Inc. 6.35%, 01/15/2031	4,866,276
8,305,000	Phillips 66 Partners L.P. 3.15%, 12/15/2029	8,359,849
	Sabine Pass Liquefaction LLC
1,345,000	5.00%, 03/15/2027	1,483,150
4,000,000	5.88%, 06/30/2026	4,507,820
5,065,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(1)	5,013,307
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
1,375,000	4.00%, 01/15/2032(1)	1,368,675
870,000	4.88%, 02/01/2031	909,150
5,175,000	6.50%, 07/15/2027	5,489,122
	TransCanada PipeLines Ltd.
6,025,000	1.00%, 10/12/2024	5,891,278
13,360,000	2.50%, 10/12/2031	12,701,741
5,840,000	4.63%, 03/01/2034	6,585,781
2,870,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	3,092,755
	Venture Global Calcasieu Pass LLC
1,890,000	3.88%, 08/15/2029(1)	1,885,275
1,470,000	4.13%, 08/15/2031(1)	1,479,541
	Western Midstream Operating L.P.
5,845,000	5.30%, 02/01/2030	6,124,742
1,675,000	5.75%, 02/01/2050	1,838,312
	Williams Cos., Inc.
4,145,000	5.10%, 09/15/2045	4,749,939
4,100,000	5.40%, 03/04/2044	4,874,742
2,224,000	6.30%, 04/15/2040	2,853,224
		258,424,404
	Real Estate - 0.0%
	CIFI Holdings Group Co., Ltd.
1,035,000	5.25%, 05/13/2026(2)	883,890
200,000	6.00%, 07/16/2025(2)	176,500
	Country Garden Holdings Co., Ltd.
200,000	4.20%, 02/06/2026(2)	162,500
200,000	5.40%, 05/27/2025(2)	172,500
860,000	5.63%, 01/14/2030(2)	688,000
225,000	6.15%, 09/17/2025(2)	195,188
	Times China Holdings Ltd.
1,440,000	6.20%, 03/22/2026(2)	648,000
575,000	6.75%, 07/08/2025(2)	267,375
1,340,000	Yuzhou Group Holdings Co., Ltd. 7.70%, 02/20/2025(2)	286,760
		3,480,713
	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
1,525,000	1.45%, 09/15/2026	1,465,852

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Real Estate Investment Trusts - 0.9% - (continued)
$ 27,070,000	1.60%, 04/15/2026	$ 26,197,040
470,000	2.95%, 01/15/2051	409,558
	Brixmor Operating Partnership L.P.
3,195,000	2.50%, 08/16/2031	3,016,611
14,470,000	4.13%, 05/15/2029	15,595,052
8,745,000	Crown Castle International Corp. 3.20%, 09/01/2024	9,005,240
	Equinix, Inc.
11,210,000	1.45%, 05/15/2026	10,807,042
2,645,000	1.80%, 07/15/2027	2,537,133
2,730,000	2.00%, 05/15/2028	2,599,150
	GLP Capital L.P. / GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,786,220
7,675,000	4.00%, 01/15/2031	7,891,435
4,750,000	5.30%, 01/15/2029	5,225,047
4,815,000	5.75%, 06/01/2028	5,402,295
520,000	Iron Mountain, Inc. 4.50%, 02/15/2031(1)	493,059
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
3,435,000	4.25%, 02/01/2027(1)	3,319,481
365,000	5.25%, 10/01/2025(1)	366,825
3,675,000	Realty Income Corp. 3.40%, 01/15/2028	3,844,435
3,875,000	Service Properties Trust 7.50%, 09/15/2025	4,084,909
3,885,000	Simon Property Group L.P. 3.25%, 09/13/2049	3,771,927
5,605,000	UDR, Inc. 2.10%, 08/01/2032	5,155,751
	VICI Properties L.P. / VICI Note Co., Inc.
285,000	3.50%, 02/15/2025(1)	283,848
185,000	3.75%, 02/15/2027(1)	182,979
213,000	4.13%, 08/15/2030(1)	213,000
1,200,000	4.25%, 12/01/2026(1)	1,212,288
1,000,000	4.63%, 12/01/2029(1)	1,029,270
	Welltower, Inc.
15,360,000	2.75%, 01/15/2032	14,988,913
2,620,000	4.00%, 06/01/2025	2,780,631
		137,664,991
	Retail - 0.9%
	1011778 BC ULC / New Red Finance, Inc.
3,360,000	3.50%, 02/15/2029(1)	3,181,231
1,780,000	3.88%, 01/15/2028(1)	1,743,866
840,000	4.00%, 10/15/2030(1)	777,563
4,020,000	4.38%, 01/15/2028(1)	3,944,424
	Ambience Merger Sub, Inc.
430,000	4.88%, 07/15/2028(1)	412,800
460,000	7.13%, 07/15/2029(1)	431,250
	FirstCash, Inc.
2,125,000	4.63%, 09/01/2028(1)	2,026,782
790,000	5.63%, 01/01/2030(1)	789,589
	Gap, Inc.
1,945,000	3.63%, 10/01/2029(1)	1,809,239
1,945,000	3.88%, 10/01/2031(1)	1,802,568
1,180,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	1,132,800
	Home Depot, Inc.
2,815,000	4.50%, 12/06/2048	3,422,580
5,215,000	5.88%, 12/16/2036	7,056,062
1,275,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	1,300,232
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Retail - 0.9% - (continued)
	L Brands, Inc.
$ 2,295,000	5.25%, 02/01/2028	$ 2,405,963
2,190,000	6.63%, 10/01/2030(1)	2,360,163
7,478,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	7,126,871
735,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	753,375
	Lowe's Cos., Inc.
5,000,000	2.80%, 09/15/2041	4,570,538
7,370,000	3.70%, 04/15/2046	7,521,526
	Macy's Retail Holdings LLC
42,000	2.88%, 02/15/2023	42,113
599,000	3.63%, 06/01/2024(5)	606,664
	McDonald's Corp.
5,262,000	3.38%, 05/26/2025	5,501,026
3,615,000	4.60%, 05/26/2045	4,178,892
5,000,000	6.30%, 10/15/2037	6,774,506
	Michaels Cos., Inc.
4,975,000	5.25%, 05/01/2028(1)	4,790,577
1,680,000	7.88%, 05/01/2029(1)	1,537,200
	PetSmart, Inc.
2,800,000	4.75%, 02/15/2028(1)	2,792,230
425,000	7.75%, 02/15/2029(1)	455,910
4,818,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	4,951,603
1,915,000	SRS Distribution, Inc. 4.63%, 07/01/2028(1)	1,850,972
6,485,000	Staples, Inc. 7.50%, 04/15/2026(1)	6,395,831
	Walmart, Inc.
32,900,000	1.50%, 09/22/2028	31,722,974
9,490,000	2.50%, 09/22/2041	9,000,988
	Yum! Brands, Inc.
690,000	4.75%, 01/15/2030(1)	709,020
220,000	7.75%, 04/01/2025(1)	230,494
		136,110,422
	Semiconductors - 1.2%
29,089,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.14%, 11/15/2035(1)	27,578,437
	Broadcom, Inc.
5,600,000	2.60%, 02/15/2033(1)	5,169,164
2,843,000	3.19%, 11/15/2036(1)	2,700,753
7,971,000	3.42%, 04/15/2033(1)	7,939,267
5,255,000	3.50%, 02/15/2041(1)	4,989,444
10,362,000	4.11%, 09/15/2028	11,025,559
	Intel Corp.
13,000,000	2.80%, 08/12/2041	12,171,544
2,976,000	4.10%, 05/11/2047	3,319,159
	Marvell Technology, Inc.
23,675,000	1.65%, 04/15/2026	22,905,406
10,890,000	2.45%, 04/15/2028	10,697,958
	Microchip Technology, Inc.
15,455,000	0.97%, 02/15/2024	15,136,241
17,755,000	2.67%, 09/01/2023	18,009,024
	Micron Technology, Inc.
8,695,000	2.70%, 04/15/2032	8,312,594
4,150,000	4.98%, 02/06/2026	4,525,456
	NVIDIA Corp.
4,740,000	3.50%, 04/01/2050	5,069,013
1,180,000	3.70%, 04/01/2060	1,289,503
14,163,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	14,991,612

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Semiconductors - 1.2% - (continued)
$ 7,760,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 2.65%, 02/15/2032(1)	$ 7,461,946
3,676,000	QUALCOMM, Inc. 4.80%, 05/20/2045	4,551,035
	Sensata Technologies B.V.
1,020,000	5.00%, 10/01/2025(1)	1,072,275
1,475,000	5.63%, 11/01/2024(1)	1,556,125
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,216,143
		192,687,658
	Software - 1.2%
2,505,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,402,746
1,215,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	1,264,220
2,750,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	2,743,125
	Fiserv, Inc.
13,810,000	2.25%, 06/01/2027	13,663,890
11,730,000	3.20%, 07/01/2026	12,153,361
	Microsoft Corp.
13,045,000	2.53%, 06/01/2050	11,850,323
22,115,000	2.92%, 03/17/2052	21,584,744
3,045,000	3.45%, 08/08/2036	3,327,044
3,805,000	3.50%, 02/12/2035	4,151,269
10,000,000	3.75%, 02/12/2045	11,142,579
1,580,000	Minerva Merger Sub, Inc. 6.50%, 02/15/2030	1,574,470
530,000	MSCI, Inc. 3.25%, 08/15/2033(1)	497,050
	Open Text Corp.
1,910,000	3.88%, 02/15/2028(1)	1,871,704
655,000	3.88%, 12/01/2029(1)	629,049
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(1)	1,587,479
1,450,000	4.13%, 12/01/2031(1)	1,399,250
	Oracle Corp.
8,410,000	2.30%, 03/25/2028	8,125,469
6,000,000	2.65%, 07/15/2026	6,036,410
9,585,000	2.88%, 03/25/2031	9,250,492
16,315,000	3.60%, 04/01/2040	15,112,575
7,785,000	3.60%, 04/01/2050	6,910,092
2,100,000	3.85%, 07/15/2036	2,092,193
8,610,000	3.85%, 04/01/2060	7,657,104
14,500,000	3.90%, 05/15/2035	14,585,712
4,685,000	3.95%, 03/25/2051	4,424,970
3,385,000	4.00%, 11/15/2047	3,216,457
4,300,000	6.50%, 04/15/2038	5,477,310
	PTC, Inc.
400,000	3.63%, 02/15/2025(1)	401,120
440,000	4.00%, 02/15/2028(1)	436,099
540,000	Rackspace Technology Global, Inc. 3.50%, 02/15/2028(1)	503,836
2,880,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,786,400
7,880,000	salesforce.com, Inc. 2.70%, 07/15/2041	7,405,620
4,095,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,228,988
		190,493,150
	Telecommunications - 2.2%
	Altice France S.A.
2,825,000	5.13%, 07/15/2029(1)	2,615,668
660,000	5.50%, 01/15/2028(1)	629,574
4,075,000	8.13%, 02/01/2027(1)	4,308,253
	AT&T, Inc.
19,395,000	1.70%, 03/25/2026	18,949,161
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Telecommunications - 2.2% - (continued)
$ 49,013,000	2.55%, 12/01/2033	$ 46,077,418
4,450,000	3.30%, 02/01/2052	4,084,507
14,619,000	3.50%, 09/15/2053	13,929,987
9,502,000	3.55%, 09/15/2055	8,968,234
10,000,000	3.65%, 06/01/2051	9,795,525
17,067,000	3.65%, 09/15/2059	16,186,343
13,720,000	3.80%, 12/01/2057	13,457,504
2,000,000	3.90%, 03/11/2024	2,083,220
870,000	4.35%, 03/01/2029	955,752
905,000	4.50%, 05/15/2035	999,548
1,085,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(2)	1,153,789
1,020,000	CT Trust 5.13%, 02/03/2032	1,038,085
1,905,000	Embarq Corp. 8.00%, 06/01/2036	1,960,969
1,285,000	Empresa Nacional de Telecomunicaciones S.A. 3.05%, 09/14/2032(1)	1,215,032
	Frontier Communications Corp.
2,405,000	5.00%, 05/01/2028(1)	2,380,950
1,850,000	5.88%, 10/15/2027(1)	1,904,945
2,815,029	5.88%, 11/01/2029	2,710,338
2,985,000	6.75%, 05/01/2029(1)	2,992,462
875,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	844,550
	Iliad Holding SAS
1,110,000	6.50%, 10/15/2026(1)	1,124,019
730,000	7.00%, 10/15/2028(1)	740,877
EUR 2,775,000	Kaixo Bondco Telecom S.A. 5.13%, 09/30/2029(1)	3,038,045
$ 582,358	Ligado Networks LLC (15.50% Cash, 15.50% PIK) 15.50%, 11/01/2023(1)(9)	433,857
EUR 3,575,000	Lorca Telecom Bondco S.A. 4.00%, 09/18/2027(1)	3,943,937
	Millicom International Cellular S.A.
$ 295,000	4.50%, 04/27/2031(1)	285,767
603,000	6.25%, 03/25/2029(1)	633,150
490,000	Nokia Oyj 4.38%, 06/12/2027	507,150
16,425,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	15,800,697
	Ooredoo International Finance Ltd.
1,290,000	2.63%, 04/08/2031(1)	1,272,417
400,000	2.63%, 04/08/2031(2)	394,548
	Sprint Corp.
3,253,000	7.13%, 06/15/2024	3,545,770
3,725,000	7.88%, 09/15/2023	4,023,000
2,555,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,784,950
1,055,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	1,088,850
500,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	516,605
10,820,000	Telefonica Emisiones S.A. 5.21%, 03/08/2047	12,594,885
	T-Mobile USA, Inc.
2,160,000	2.05%, 02/15/2028	2,077,487
3,920,000	2.25%, 02/15/2026(1)	3,777,900
1,330,000	2.25%, 02/15/2026	1,281,788
3,175,000	2.63%, 04/15/2026	3,109,373
14,405,000	2.70%, 03/15/2032(1)	13,795,230
3,080,000	3.40%, 10/15/2052(1)	2,848,749
4,245,000	3.88%, 04/15/2030	4,459,172
13,135,000	4.38%, 04/15/2040	14,110,310
3,215,000	4.50%, 04/15/2050	3,519,050

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Telecommunications - 2.2% - (continued)
	VEON Holdings B.V.
$ 1,120,000	3.38%, 11/25/2027(1)	$ 1,019,469
860,000	3.38%, 11/25/2027(2)	782,806
1,555,000	4.00%, 04/09/2025(2)	1,506,126
	Verizon Communications, Inc.
10,000,000	2.10%, 03/22/2028	9,742,542
2,660,000	2.85%, 09/03/2041	2,486,672
10,683,000	2.99%, 10/30/2056	9,377,723
7,810,000	3.40%, 03/22/2041	7,740,600
9,585,000	4.13%, 08/15/2046	10,465,336
13,115,000	4.50%, 08/10/2033	14,827,648
4,790,000	4.81%, 03/15/2039	5,666,668
	Vodafone Group plc
7,585,000	5.13%, 06/04/2081, (5.12% fixed rate until 12/04/2050; 5 year USD CMT + 3.073% thereafter)(4)	7,452,262
6,355,000	5.25%, 05/30/2048	7,657,199
1,049,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(1)	1,030,779
1,055,000	Zayo Group Holdings, Inc. 4.00%, 03/01/2027(1)	995,656
		341,700,883
	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,045,000	3.38%, 04/01/2026(1)	1,040,559
1,040,000	5.88%, 12/15/2027(1)	1,105,000
		2,145,559
	Transportation - 0.3%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	9,778,798
4,125,000	Canadian Pacific Railway Co. 1.75%, 12/02/2026	4,046,318
4,000,000	FedEx Corp. 4.10%, 02/01/2045	4,175,559
1,660,000	First Student Bidco, Inc. 4.00%, 07/31/2029(1)(5)	1,572,850
3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	4,430,528
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(1)	10,109,952
4,520,000	3.45%, 07/01/2024(1)	4,686,135
12,000,000	3.90%, 02/01/2024(1)	12,454,968
1,100,000	Rumo Luxembourg S.a.r.l. 4.20%, 01/18/2032(1)	1,006,500
	Russian Railways Via RZD Capital plc
200,000	4.38%, 03/01/2024(2)	201,650
675,000	5.70%, 04/05/2022(2)	677,341
		53,140,599
	Trucking & Leasing - 0.0%
635,000	DAE Funding LLC 1.55%, 08/01/2024(1)	618,740
2,000,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.70%, 11/01/2024(1)	2,036,168
		2,654,908
	Water - 0.1%
	American Water Capital Corp.
2,190,000	2.30%, 06/01/2031	2,120,181
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.8% - (continued)
	Water - 0.1% - (continued)
$ 9,451,000	2.80%, 05/01/2030	$ 9,539,404
3,365,000	3.45%, 05/01/2050	3,359,377
		15,018,962
	Total Corporate Bonds (cost $6,546,311,460)	$ 6,552,535,780
FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
	Angola - 0.0%
	Angolan Government International Bond
3,180,000	8.00%, 11/26/2029(2)	$ 3,149,631
2,720,000	9.38%, 05/08/2048(2)	2,651,728
		5,801,359
	Argentina - 0.3%
	Argentine Republic Government International Bond
34,605,922	0.50%, 07/09/2030(10)	11,679,845
3,299,015	1.00%, 07/09/2029	1,171,150
61,012,751	1.13%, 07/09/2035(10)	18,762,031
4,797,161	2.00%, 01/09/2038(10)	1,816,685
34,290,000	2.50%, 07/09/2041(10)	12,236,044
	Provincia de Cordoba
432,603	5.00%, 12/10/2025(1)(10)	309,315
300,340	5.00%, 06/01/2027(2)(10)	185,790
		46,160,860
	Armenia - 0.0%
	Republic of Armenia International Bond
1,850,000	3.60%, 02/02/2031(1)	1,659,450
700,000	3.60%, 02/02/2031(2)	627,900
940,000	3.95%, 09/26/2029(2)	884,822
685,000	7.15%, 03/26/2025(2)	748,363
		3,920,535
	Azerbaijan - 0.1%
	Republic of Azerbaijan International Bond
4,705,000	3.50%, 09/01/2032(2)	4,655,692
1,315,000	4.75%, 03/18/2024(2)	1,385,418
	Southern Gas Corridor CJSC
1,394,000	6.88%, 03/24/2026(1)	1,589,726
3,885,000	6.88%, 03/24/2026(2)	4,430,477
		12,061,313
	Benin - 0.0%
EUR 2,030,000	Benin Government International Bond 4.95%, 01/22/2035(1)	2,121,628
	Bermuda - 0.0%
	Bermuda Government International Bond
$ 325,000	3.38%, 08/20/2050(1)	313,430
1,525,000	4.75%, 02/15/2029(1)	1,711,508
		2,024,938
	Brazil - 0.2%
	Brazilian Government International Bond
3,660,000	3.75%, 09/12/2031	3,334,260
4,350,000	3.88%, 06/12/2030	4,093,655
4,475,000	4.75%, 01/14/2050	3,760,208
11,904,000	5.00%, 01/27/2045	10,631,581
1,520,000	5.63%, 02/21/2047	1,434,804
		23,254,508

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
	Bulgaria - 0.0%
EUR 825,000	Bulgaria Government International Bond 1.38%, 09/23/2050(2)	$ 839,056
	Chile - 0.1%
	Chile Government International Bond
$ 2,200,000	2.55%, 07/27/2033	2,058,100
590,000	3.50%, 01/31/2034	602,685
8,325,000	Republic of Chile 2.75%, 01/31/2027	8,437,471
		11,098,256
	Colombia - 0.4%
	Colombia Government International Bond
8,030,000	3.00%, 01/30/2030	7,001,036
14,520,000	3.13%, 04/15/2031	12,480,666
3,435,000	3.25%, 04/22/2032	2,916,315
9,465,000	3.88%, 04/25/2027	9,283,935
1,355,000	3.88%, 02/15/2061	983,730
3,820,000	4.13%, 02/22/2042	3,027,350
6,845,000	4.13%, 05/15/2051	5,201,379
17,210,000	5.00%, 06/15/2045	14,636,244
3,115,000	5.63%, 02/26/2044	2,847,110
1,140,000	6.13%, 01/18/2041	1,113,506
		59,491,271
	Croatia - 0.1%
	Croatia Government International Bond
EUR 8,465,000	1.13%, 06/19/2029(2)	9,459,319
2,590,000	1.13%, 03/04/2033(2)	2,775,015
3,595,000	1.50%, 06/17/2031(2)	4,053,344
5,075,000	1.75%, 03/04/2041(2)	5,593,068
		21,880,746
	Dominican Republic - 0.1%
	Dominican Republic International Bond
$ 791,000	4.88%, 09/23/2032(1)	775,979
4,510,000	4.88%, 09/23/2032(2)	4,424,355
695,000	5.50%, 01/27/2025(2)	741,919
355,000	5.95%, 01/25/2027(2)	388,729
1,247,000	6.40%, 06/05/2049(2)	1,242,511
260,000	6.40%, 06/05/2049(1)	259,064
		7,832,557
	Ecuador - 0.0%
	Ecuador Government International Bond
1,478,000	0.50%, 07/31/2040(2)(10)	904,536
1,498,288	1.00%, 07/31/2035(2)(10)	1,058,540
		1,963,076
	Egypt - 0.0%
	Egypt Government International Bond
EUR 240,000	5.63%, 04/16/2030(2)	233,804
250,000	5.63%, 04/16/2030(1)	243,546
$ 285,000	6.59%, 02/21/2028(2)	268,049
1,425,000	7.50%, 02/16/2061(1)	1,104,289
720,000	7.50%, 02/16/2061(2)	557,957
0	7.63%, 05/29/2032(2)	—
210,000	7.90%, 02/21/2048(2)	167,248
2,030,000	8.50%, 01/31/2047(2)	1,693,211
		4,268,104
	Ethiopia - 0.0%
1,153,000	Ethiopia International Bond 6.63%, 12/11/2024(2)	867,633
	Gabon - 0.1%
	Gabon Government International Bond
750,000	6.63%, 02/06/2031(2)	725,853
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
	Gabon - 0.1% - (continued)
$ 515,000	6.63%, 02/06/2031(1)	$ 498,419
4,400,000	6.95%, 06/16/2025(2)	4,579,520
1,650,000	7.00%, 11/24/2031(1)(5)	1,611,473
		7,415,265
	Honduras - 0.0%
	Honduras Government International Bond
765,000	5.63%, 06/24/2030(1)(5)	749,708
230,000	5.63%, 06/24/2030(2)	225,402
		975,110
	Hungary - 0.1%
	Hungary Government International Bond
EUR 315,000	1.50%, 11/17/2050(2)	314,923
6,440,000	1.63%, 04/28/2032(2)	7,397,808
1,500,000	1.75%, 06/05/2035(2)	1,714,970
$ 1,170,000	2.13%, 09/22/2031(2)	1,106,223
		10,533,924
	Indonesia - 0.1%
	Indonesia Government International Bond
EUR 460,000	1.10%, 03/12/2033	483,279
$ 7,965,000	4.63%, 04/15/2043(2)	8,733,388
980,000	4.75%, 07/18/2047(2)	1,099,282
8,294,000	5.13%, 01/15/2045(2)	9,640,116
1,411,000	5.25%, 01/08/2047(2)	1,679,470
		21,635,535
	Ivory Coast - 0.0%
	Ivory Coast Government International Bond
EUR 2,240,000	4.88%, 01/30/2032(2)	2,358,893
356,000	5.25%, 03/22/2030(1)	399,604
250,000	5.25%, 03/22/2030(2)	280,621
1,680,000	5.88%, 10/17/2031(2)	1,899,665
295,000	6.63%, 03/22/2048(2)	315,398
1,430,000	6.88%, 10/17/2040(2)	1,616,655
		6,870,836
	Jordan - 0.0%
	Jordan Government International Bond
$ 1,235,000	4.95%, 07/07/2025(1)	1,264,270
755,000	5.85%, 07/07/2030(2)	744,948
2,425,000	6.13%, 01/29/2026(2)	2,552,506
		4,561,724
	Macedonia - 0.0%
	North Macedonia Government International Bond
EUR 1,480,000	1.63%, 03/10/2028(1)	1,544,142
1,455,000	1.63%, 03/10/2028(2)	1,518,059
2,045,000	3.68%, 06/03/2026(1)	2,407,596
		5,469,797
	Mexico - 0.4%
	Mexico Government International Bond
955,000	2.13%, 10/25/2051	850,548
$ 200,000	4.35%, 01/15/2047	194,000
30,708,000	4.50%, 01/31/2050	30,446,982
4,067,000	4.60%, 01/23/2046	4,077,330
350,000	4.75%, 04/27/2032	382,900
3,528,000	4.75%, 03/08/2044	3,638,356

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
	Mexico - 0.4% - (continued)
$ 16,835,000	5.00%, 04/27/2051	$ 17,884,494
1,170,000	United Mexican States 3.50%, 02/12/2034	1,128,465
		58,603,075
	Morocco - 0.0%
	Morocco Government International Bond
EUR 958,000	1.50%, 11/27/2031(2)	963,199
$ 1,692,000	3.00%, 12/15/2032(2)	1,560,447
		2,523,646
	Oman - 0.2%
	Oman Government International Bond
760,000	4.75%, 06/15/2026(2)	776,430
3,210,000	4.88%, 02/01/2025(2)	3,306,428
2,210,000	5.38%, 03/08/2027(2)	2,279,526
3,675,000	5.63%, 01/17/2028(2)	3,823,492
12,190,000	6.25%, 01/25/2031(1)	12,961,993
200,000	6.25%, 01/25/2031(2)	212,666
400,000	7.00%, 01/25/2051(1)	402,000
		23,762,535
	Pakistan - 0.0%
	Pakistan Government International Bond
1,135,000	6.88%, 12/05/2027(2)	1,103,788
200,000	7.38%, 04/08/2031(2)	187,754
		1,291,542
	Panama - 0.1%
	Panama Government International Bond
1,910,000	3.16%, 01/23/2030	1,926,063
545,000	3.87%, 07/23/2060	501,400
2,243,000	4.30%, 04/29/2053	2,231,673
475,000	4.50%, 04/16/2050	488,086
4,000,000	4.50%, 04/01/2056	4,079,720
2,150,000	Panama Notas del Tesoro 3.75%, 04/17/2026	2,230,840
		11,457,782
	Peru - 0.1%
	Peruvian Government International Bond
11,070,000	2.78%, 01/23/2031	10,738,011
3,555,000	3.00%, 01/15/2034	3,398,615
751,000	7.35%, 07/21/2025	879,346
505,000	Republic of Peru 3.23%, 07/28/2121	393,900
		15,409,872
	Philippines - 0.0%
1,960,000	Philippine Government International Bond 3.95%, 01/20/2040	2,056,864
	Qatar - 0.0%
	Qatar Government International Bond
600,000	3.40%, 04/16/2025(2)	627,659
750,000	4.82%, 03/14/2049(1)	937,500
750,000	5.10%, 04/23/2048(1)	968,925
		2,534,084
	Romania - 0.1%
	Romanian Government International Bond
EUR 1,165,000	1.38%, 12/02/2029(1)	1,200,319
1,470,000	1.38%, 12/02/2029(2)	1,514,565
680,000	1.75%, 07/13/2030(1)	694,537
3,585,000	2.00%, 01/28/2032(2)	3,565,599
445,000	2.00%, 01/28/2032(1)	442,592
2,005,000	2.00%, 04/14/2033(1)	1,938,967
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
	Romania - 0.1% - (continued)
EUR 855,000	2.63%, 12/02/2040(1)	$ 797,276
430,000	2.63%, 12/02/2040(2)	400,969
3,505,000	2.75%, 04/14/2041(1)	3,290,352
1,400,000	3.38%, 02/08/2038(2)	1,483,487
2,336,000	3.88%, 10/29/2035(2)	2,651,264
		17,979,927
	Russia - 0.4%
	Russian Foreign Bond - Eurobond
$ 2,200,000	4.25%, 06/23/2027(2)	2,205,500
3,400,000	4.38%, 03/21/2029(1)	3,396,933
5,400,000	4.38%, 03/21/2029(2)	5,395,129
2,200,000	4.75%, 05/27/2026(2)	2,255,000
44,200,000	5.10%, 03/28/2035(2)	46,423,968
1,000,000	5.25%, 06/23/2047(2)	1,084,200
		60,760,730
	Saudi Arabia - 0.1%
	Saudi Government International Bond
8,959,000	2.25%, 02/02/2033(1)	8,511,157
1,225,000	2.25%, 02/02/2033(2)	1,163,765
7,065,000	3.25%, 11/17/2051(1)	6,632,269
		16,307,191
	Senegal - 0.0%
	Senegal Government International Bond
EUR 1,190,000	5.38%, 06/08/2037(1)	1,229,499
$ 775,000	6.25%, 05/23/2033(2)	779,650
218,000	6.75%, 03/13/2048(1)	203,939
3,125,000	6.75%, 03/13/2048(2)	2,923,437
		5,136,525
	Serbia - 0.1%
	Serbia International Bond
EUR 1,705,000	1.00%, 09/23/2028(2)	1,792,700
586,000	1.50%, 06/26/2029(1)	623,317
5,130,000	1.50%, 06/26/2029(2)	5,456,681
655,000	1.65%, 03/03/2033(1)	659,434
290,000	1.65%, 03/03/2033(2)	291,963
511,000	3.13%, 05/15/2027(1)	611,649
3,373,000	3.13%, 05/15/2027(2)	4,037,361
		13,473,105
	South Africa - 0.0%
$ 5,680,000	Republic of South Africa Government International Bond 5.75%, 09/30/2049	5,200,040
	Turkey - 0.4%
	Turkey Government International Bond
8,995,000	4.88%, 10/09/2026	8,210,996
9,000,000	4.88%, 04/16/2043	6,473,880
14,840,000	5.13%, 02/17/2028	13,170,500
26,595,000	5.75%, 05/11/2047	20,372,302
405,000	5.95%, 01/15/2031	355,617
9,855,000	6.00%, 01/14/2041	7,959,883
		56,543,178
	Ukraine - 0.3%
	Ukraine Government International Bond
8,500,000	6.88%, 05/21/2029(1)	7,119,090
1,710,000	6.88%, 05/21/2029(2)	1,432,193
6,430,000	7.25%, 03/15/2033(1)	5,386,771
2,890,000	7.25%, 03/15/2033(2)	2,421,115
4,330,000	7.38%, 09/25/2032(2)	3,654,347
4,500,000	7.75%, 09/01/2022(2)	4,310,415
155,000	7.75%, 09/01/2026(1)	135,243

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
	Ukraine - 0.3% - (continued)
$ 5,190,000	7.75%, 09/01/2026(2)	$ 4,528,462
11,575,000	7.75%, 09/01/2027(2)	10,155,905
510,000	9.75%, 11/01/2028(2)	479,981
		39,623,522
	United Arab Emirates - 0.0%
	Abu Dhabi Government International Bond
1,200,000	3.00%, 09/15/2051(1)	1,143,744
225,000	3.13%, 09/30/2049(2)	218,858
3,860,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(2)	3,525,338
		4,887,940
	Venezuela - 0.0%
	Venezuela Government International Bond
1,015,000	7.00%, 12/01/2018(2)(8)	55,825
3,170,000	7.00%, 03/31/2038(2)(8)	182,275
340,000	7.65%, 04/21/2025(2)(8)	18,700
4,765,000	7.75%, 10/13/2019(2)(8)	262,075
11,937,200	9.00%, 05/07/2023(2)(8)	656,546
		1,175,421
	Total Foreign Government Obligations (cost $669,079,965)	$ 599,775,010
MUNICIPAL BONDS - 0.2%
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey 3.92%, 05/01/2119	$ 12,876,397
5,660,000	University of California 1.32%, 05/15/2027	5,467,848
		18,344,245
	Transportation - 0.1%
5,015,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	5,114,895
1,510,000	Port Auth of New York & New Jersey Rev 4.46%, 10/01/2062	1,896,059
		7,010,954
	Total Municipal Bonds (cost $24,461,427)	$ 25,355,199
SENIOR FLOATING RATE INTERESTS - 0.1%(11)
	Auto Parts & Equipment - 0.0%
1,348,107	Clarios Global L.P. 3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%(7)	$ 1,340,355
	Commercial Services - 0.0%
1,955,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(7)(12)	1,955,704
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(11) - (continued)
	Engineering & Construction - 0.0%
$ 2,745,000	Artera Services LLC 4.00%, 12/11/2028, 1 mo. USD LIBOR + 3.500%(7)	$ 2,741,569
	Entertainment - 0.0%
	Crown Finance U.S., Inc.
5,885,955	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%(7)	4,453,902
255,397	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%(7)	270,402
		4,724,304
	Insurance - 0.0%
2,723,582	Asurion LLC 3.11%, 11/03/2024, 1 mo. USD LIBOR + 3.000%(7)	2,708,494
	Hub International Ltd.
1,645,325	3.02%, 04/25/2025, 1 mo. USD LIBOR + 2.750%(7)	1,625,959
513,703	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%(7)	512,506
		4,846,959
	Oil & Gas - 0.0%
815,000	Southwestern Energy Co. 3.00%, 06/22/2027, 1 mo. USD SOFR + 2.500%(7)	815,513
	Retail - 0.0%
865,000	SRS Distribution, Inc. 0.00%, 06/02/2028(12)	864,463
	Software - 0.1%
1,800,000	Athenahealth, Inc. 0.00%, 01/26/2029(12)	1,791,378
3,128,143	Dun & Bradstreet Corp. 3.36%, 02/08/2026, 1 mo. USD LIBOR + 3.250%(7)	3,114,192
		4,905,570
	Total Senior Floating Rate Interests (cost $22,848,490)	$ 22,194,437
U.S. GOVERNMENT SECURITIES - 1.6%
	U.S. Treasury Securities - 1.6%
	U.S. Treasury Bonds - 0.6%
4,055,000	1.13%, 08/15/2040(13)	$ 3,414,437
17,000,000	1.75%, 08/15/2041	15,857,812
3,940,000	1.88%, 11/15/2051	3,745,463
19,975,000	2.00%, 08/15/2051	19,534,926
5,890,000	4.25%, 11/15/2040(13)	7,856,938
5,800,000	4.38%, 02/15/2038(13)(14)	7,739,375
31,130,000	6.25%, 05/15/2030(13)	41,998,747
		100,147,698
	U.S. Treasury Notes - 1.0%
24,450,000	0.25%, 09/30/2025	23,372,672
30,175,000	0.63%, 10/15/2024	29,617,470
27,450,000	0.88%, 09/30/2026	26,551,441
4,870,000	1.13%, 01/15/2025	4,835,758

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 1.6% - (continued)
	U.S. Treasury Securities - 1.6% - (continued)
	U.S. Treasury Notes - 1.0% - (continued)
$ 20,115,000	1.13%, 10/31/2026	$ 19,665,555
21,650,000	1.25%, 12/31/2026	21,279,582
28,385,000	1.63%, 05/15/2031	28,039,058
		153,361,536
	Total U.S. Government Securities (cost $256,367,629)	$ 253,509,234
COMMON STOCKS - 47.9%
	Banks - 4.6%
3,446,335	Bank of America Corp.	$ 159,013,897
1,614,668	JP Morgan Chase & Co.	239,939,665
529,305	PNC Financial Services Group, Inc.	109,031,537
678,400	Royal Bank of Canada(5)	77,347,686
2,112,917	Truist Financial Corp.	132,733,446
		718,066,231
	Capital Goods - 5.8%
202,544	Caterpillar, Inc.	40,824,769
838,677	Eaton Corp. plc	132,871,597
724,025	General Dynamics Corp.	153,565,702
470,458	Honeywell International, Inc.	96,199,252
396,019	Hubbell, Inc.	74,170,398
1,497,878	Johnson Controls International plc	108,850,794
397,497	L3Harris Technologies, Inc.	83,192,147
219,697	Lockheed Martin Corp.	85,490,694
1,519,952	Raytheon Technologies Corp.	137,084,471
		912,249,824
	Consumer Services - 0.7%
366,432	Darden Restaurants, Inc.	51,252,844
221,053	McDonald's Corp.	57,352,201
		108,605,045
	Diversified Financials - 2.8%
1,249,202	Ares Management Corp. Class A	99,586,383
157,489	BlackRock, Inc.	129,603,998
2,056,254	Morgan Stanley	210,848,285
		440,038,666
	Energy - 3.1%
2,040,864	ConocoPhillips	180,861,368
3,816	Foresight Energy LLC*	53,424
471,939	Phillips 66	40,015,708
786,069	Pioneer Natural Resources Co.	172,062,643
1,785,677	TC Energy Corp.	92,209,289
		485,202,432
	Food & Staples Retailing - 0.2%
379,841	Sysco Corp.	29,684,574
	Food, Beverage & Tobacco - 4.7%
1,605,032	Archer-Daniels-Midland Co.	120,377,400
993,726	Kellogg Co.	62,604,738
3,036,942	Mondelez International, Inc. Class A	203,566,223
258,366	Nestle S.A. ADR	33,365,385
580,379	PepsiCo., Inc.	100,707,364
2,062,346	Philip Morris International, Inc.	212,112,286
		732,733,396
	Health Care Equipment & Services - 2.4%
1,289,730	CVS Health Corp.	137,369,142
Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.9% - (continued)
	Health Care Equipment & Services - 2.4% - (continued)
1,711,338	Koninklijke Philips N.V. ADR	$ 56,953,329
1,764,475	Medtronic plc	182,605,518
		376,927,989
	Household & Personal Products - 2.2%
594,147	Kimberly-Clark Corp.	81,784,335
1,172,941	Procter & Gamble Co.	188,198,383
1,538,869	Unilever plc ADR	79,082,478
		349,065,196
	Insurance - 3.5%
1,032,798	Chubb Ltd.	203,750,389
3,166,743	MetLife, Inc.	212,361,786
1,249,713	Progressive Corp.	135,793,815
		551,905,990
	Materials - 0.9%
1,156,050	LyondellBasell Industries N.V. Class A	111,824,716
491,040	Rio Tinto plc ADR(5)	35,060,256
		146,884,972
	Media & Entertainment - 1.3%
4,038,380	Comcast Corp. Class A	201,878,616
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
1,352,075	AstraZeneca plc ADR	78,704,286
417,209	Eli Lilly & Co.	102,378,917
1,482,129	Johnson & Johnson	255,356,005
1,993,205	Merck & Co., Inc.	162,406,343
3,701,020	Pfizer, Inc.	195,006,744
		793,852,295
	Real Estate - 1.3%
674,679	Crown Castle International Corp. REIT	123,135,664
1,936,215	Gaming and Leisure Properties, Inc. REIT	87,478,194
		210,613,858
	Retailing - 1.2%
527,364	Home Depot, Inc.	193,532,041
	Semiconductors & Semiconductor Equipment - 1.3%
647,966	Analog Devices, Inc.	106,246,985
28,310	Broadcom, Inc.	16,586,263
499,777	Texas Instruments, Inc.	89,704,974
		212,538,222
	Technology Hardware & Equipment - 2.1%
3,855,970	Cisco Systems, Inc.	214,661,850
2,687,245	Corning, Inc.	112,971,780
		327,633,630
	Telecommunication Services - 0.5%
70,071	Frontier Communications Parent, Inc.*	1,868,093
1,374,029	Verizon Communications, Inc.	73,139,563
		75,007,656
	Transportation - 0.4%
239,663	Union Pacific Corp.	58,609,587
	Utilities - 3.8%
1,040,391	American Electric Power Co., Inc.	94,051,347
1,405,393	Dominion Energy, Inc.	113,358,999
295,247	DTE Energy Co.	35,556,596
967,630	Duke Energy Corp.	101,659,208
141,020	Entergy Corp.	15,761,805

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 47.9% - (continued)
Utilities - 3.8% - (continued)
2,211,013	Exelon Corp.	$ 128,128,203
732,309	Sempra Energy	101,175,812
589,691,970
	Total Common Stocks (cost $5,331,571,928)	$ 7,514,722,190
ESCROWS - 0.0%(15)
Media & Entertainment - 0.0%
3,800,000	Scripps Escrow, Inc. Expires 07/15/2027*(1)	$ 3,876,000
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
1,030,000	Grifols Escrow Issuer S.A. Expires 10/15/2028*(1)	1,024,850
Retailing - 0.0%
760,000	99 Escrow Issuer, Inc. Expires 01/15/2026*(1)	575,700
	Total Escrows (cost $5,622,147)	$ 5,476,550
PREFERRED STOCKS - 0.3%
Banks - 0.1%
770,000	Bank of America Corp., 4.13%(5)	$ 17,825,500
Diversified Financials - 0.2%
900,000	Charles Schwab Corp., 4.45%	21,843,000
	Total Preferred Stocks (cost $41,750,000)	$ 39,668,500
	Total Long-Term Investments (Cost $12,914,766,956)	$ 15,030,704,021
SHORT-TERM INVESTMENTS - 3.8%
Repurchase Agreements - 3.2%
$ 499,909,066	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/1/2022 with a maturity value of $499,909,344; collateralized by U.S. Treasury Note at 1.000% - 2.875%, maturing 07/31/2028 - 08/31/2028, with a market value of $509,907,253	$ 499,909,066
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 3.8% - (continued)
	Securities Lending Collateral - 0.6%
3,625,465	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(16)		$ 3,625,465
97,637,854	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(16)		97,637,854
5,530,784	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(16)		5,530,784
			106,794,103
	Total Short-Term Investments (cost $606,703,169)		$ 606,703,169
	Total Investments (cost $13,521,470,125)	99.6%	$ 15,637,407,190
	Other Assets and Liabilities	0.4%	55,253,375
	Total Net Assets	100.0%	$ 15,692,660,565
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $1,753,867,705, representing 11.2% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $306,193,305, representing 2.0% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2022.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2022, the market value of securities pledged was $12,882,961.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2022, the market value of securities pledged was $7,072,188.
(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(16)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	1	03/08/2022	$ 125,686	$ (321)
U.S. Treasury 2-Year Note Future	642	03/31/2022	139,093,313	(991,801)
U.S. Treasury 5-Year Note Future	2,638	03/31/2022	314,457,844	(2,142,608)
U.S. Treasury Long Bond Future	1,427	03/22/2022	222,076,875	(5,473,606)
U.S. Treasury Ultra Bond Future	1,367	03/22/2022	258,277,562	(6,791,912)
Total				$ (15,400,248)
Short position contracts:
Euro-BOBL Future	119	03/08/2022	$ 17,679,244	$ 200,001
Euro-BUND Future	254	03/08/2022	48,256,618	1,301,623
Euro-BUXL 30-Year Bond Future	51	03/08/2022	11,648,270	735,885
U.S. Treasury 10-Year Note Future	4,748	03/22/2022	607,595,625	5,459,686
U.S. Treasury 10-Year Ultra Future	397	03/22/2022	56,702,766	473,403
Total				$ 8,170,598
Total futures contracts				$ (7,229,650)

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.36.V1	USD	20,300,000	(1.00%)	12/20/2026	Quarterly	$ 633,934	$ 1,006,879	$ 372,945
Sell protection:
CDX.NA.HY.33.V12	USD	65,116,850	5.00%	12/20/2024	Quarterly	$ 1,077,194	$ 4,746,020	$ 3,668,826
CDX.NA.HY.36.V1	USD	915,000	5.00%	06/20/2026	Quarterly	73,607	67,885	(5,722)
CDX.NA.HY.37.V1	USD	2,845,000	5.00%	12/20/2026	Quarterly	189,296	209,052	19,756
CDX.NA.IG.35.V1	USD	117,725,000	1.00%	12/20/2025	Quarterly	2,189,936	2,371,109	181,173
Total						$ 3,530,033	$ 7,394,066	$ 3,864,033
Credit default swaps on single-name issues:
Buy protection:
United Mexican States	USD	12,955,000	(1.00%)	12/20/2026	Quarterly	$ (36,662)	$ 18,817	$ 55,479
Total						$ (36,662)	$ 18,817	$ 55,479
Total centrally cleared credit default swap contracts						$ 4,127,305	$ 8,419,762	$ 4,292,457

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,900,000	EGP	917,375	USD	JPM	03/16/2022	$ 19,465
386,000	EUR	433,925	USD	TDB	03/16/2022	169
231,000	EUR	261,536	USD	SSG	03/16/2022	(1,755)
173,000	EUR	196,590	USD	BOA	03/16/2022	(2,034)
182,000	EUR	207,055	USD	NWM	03/16/2022	(2,379)
899,000	EUR	1,018,514	USD	SCB	03/16/2022	(7,501)
1,957,000	EUR	2,209,136	USD	MSC	03/16/2022	(8,298)
1,679,000	EUR	1,897,367	USD	BCLY	03/16/2022	(9,167)
980,000	EUR	1,111,599	USD	GSC	03/16/2022	(9,494)
1,509,000	EUR	1,713,555	USD	BNP	03/16/2022	(16,537)
23,596,253	USD	20,831,000	EUR	TDB	02/28/2022	180,577
88,931,893	USD	78,418,000	EUR	DEUT	03/16/2022	743,199
2,676,604	USD	2,365,000	EUR	SSG	03/16/2022	16,930
1,437,027	USD	1,268,000	EUR	BOA	03/16/2022	11,038
554,143	USD	489,000	EUR	GSC	03/16/2022	4,215
4,535	USD	4,000	EUR	CBK	03/16/2022	37
21,577	USD	16,000	GBP	BCLY	02/28/2022	63
Total foreign currency contracts						$ 918,528
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 17,467,121	$ —	$ 17,467,121	$ —
Corporate Bonds	6,552,535,780	—	6,552,535,780	—
Foreign Government Obligations	599,775,010	—	599,775,010	—
Municipal Bonds	25,355,199	—	25,355,199	—
Senior Floating Rate Interests	22,194,437	—	22,194,437	—
U.S. Government Securities	253,509,234	—	253,509,234	—
Common Stocks
Banks	718,066,231	718,066,231	—	—
Capital Goods	912,249,824	912,249,824	—	—
Consumer Services	108,605,045	108,605,045	—	—
Diversified Financials	440,038,666	440,038,666	—	—
Energy	485,202,432	485,202,432	—	—
Food & Staples Retailing	29,684,574	29,684,574	—	—
Food, Beverage & Tobacco	732,733,396	732,733,396	—	—
Health Care Equipment & Services	376,927,989	376,927,989	—	—
Household & Personal Products	349,065,196	349,065,196	—	—
Insurance	551,905,990	551,905,990	—	—
Materials	146,884,972	146,884,972	—	—
Media & Entertainment	201,878,616	201,878,616	—	—
Pharmaceuticals, Biotechnology & Life Sciences	793,852,295	793,852,295	—	—
Real Estate	210,613,858	210,613,858	—	—
Retailing	193,532,041	193,532,041	—	—
Semiconductors & Semiconductor Equipment	212,538,222	212,538,222	—	—
Technology Hardware & Equipment	327,633,630	327,633,630	—	—
Telecommunication Services	75,007,656	75,007,656	—	—
Transportation	58,609,587	58,609,587	—	—
Utilities	589,691,970	589,691,970	—	—
Escrows	5,476,550	—	5,476,550	—
Preferred Stocks	39,668,500	39,668,500	—	—
Short-Term Investments	606,703,169	106,794,103	499,909,066	—
Foreign Currency Contracts(2)	980,901	—	980,901	—
Futures Contracts(2)	8,170,598	8,170,598	—	—
Swaps - Credit Default(2)	4,298,179	—	4,298,179	—
Total	$ 15,650,856,868	$ 7,669,355,391	$ 7,981,501,477	$ —
Liabilities
Foreign Currency Contracts(2)	$ (62,373)	$ —	$ (62,373)	$ —
Futures Contracts(2)	(15,400,248)	(15,400,248)	—	—
Swaps - Credit Default(2)	(5,722)	—	(5,722)	—
Total	$ (15,468,343)	$ (15,400,248)	$ (68,095)	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
25

Hartford AARP Balanced Retirement Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4%
	Asset-Backed - Finance & Insurance - 1.3%
$ 250,000	Bain Capital Credit CLO Ltd. 2.41%, 10/23/2034, 3 mo. USD LIBOR + 2.150%(1)(2)	$ 249,999
250,000	Carlyle Global Market Strategies CLO Ltd. 2.04%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	248,480
190,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	189,332
40,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	39,151
275,000	Octagon Investment Partners Ltd. 2.18%, 10/20/2034, 3 mo. USD LIBOR + 2.050%(1)(2)	274,861
250,000	OHA Loan Funding Ltd. 1.91%, 01/19/2037, 3 mo. USD LIBOR + 1.700%(1)(2)	250,578
		1,252,401
	Asset-Backed - Home Equity - 0.3%
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	115,478
210,000	3.02%, 10/19/2037(1)	206,832
		322,310
	Commercial Mortgage-Backed Securities - 3.7%
2,736,151	Bank 0.95%, 08/15/2061(3)(4)	162,862
	Benchmark Mortgage Trust
925,747	0.51%, 07/15/2051(3)(4)	21,743
3,174,780	1.23%, 03/15/2062(3)(4)	213,807
99,801	1.79%, 07/15/2053(3)(4)	10,279
90,000	3.21%, 09/15/2053	87,967
40,000	BFLD Trust 2.16%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	40,000
	BX Commercial Mortgage Trust
153,000	1.56%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	152,524
84,280	1.66%, 11/15/2032, 1 mo. USD LIBOR + 1.550%(1)(2)	84,255
127,500	2.11%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	126,708
2,793,233	CD Mortgage Trust 0.98%, 02/10/2050(3)(4)	115,707
79,768	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(5)	79,815
200,000	CSMC Trust 3.65%, 11/13/2039(1)(4)	184,340
1,582,818	DBGS Mortgage Trust 0.20%, 10/15/2051(3)(4)	17,175
	DBJPM Mortgage Trust
1,724,823	1.44%, 08/10/2049(3)(4)	93,131
1,849,056	1.71%, 09/15/2053(3)(4)	168,958
175,000	HONO LULU Mortgage Trust 1.96%, 10/15/2036(1)(2)	174,614
210,000	Hudson Yards Mortgage Trust 3.44%, 07/10/2039(1)(4)	210,972
15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	15,114
2,785,251	JPMDB Commercial Mortgage Securities Trust 0.59%, 06/15/2051(3)(4)	71,866
	Morgan Stanley Capital Trust
929,548	0.82%, 07/15/2051(3)(4)	38,070
281,589	1.34%, 06/15/2050(3)(4)	14,283
136,000	1.51%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	135,576
255,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	255,749
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	60,561
	SREIT Trust
220,000	1.13%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	216,692
80,000	1.48%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	78,802
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4% - (continued)
	Commercial Mortgage-Backed Securities - 3.7% - (continued)
$ 15,000	Wells Fargo Commercial Mortgage Trust 4.15%, 05/15/2048(4)	$ 14,924
	Wells Fargo N.A.
927,849	0.50%, 08/15/2061(3)(4)	22,562
2,926,286	0.90%, 05/15/2062(3)(4)	161,385
2,658,221	1.23%, 03/15/2063(3)(4)	208,744
1,741,087	1.78%, 03/15/2063(3)(4)	219,784
65,000	2.34%, 03/15/2063	62,350
		3,521,319
	Other Asset-Backed Securities - 3.7%
	AMMC CLO Ltd.
250,000	1.78%, 05/26/2031, 3 mo. USD LIBOR + 1.600%(1)(2)	249,194
250,000	2.04%, 10/16/2028, 3 mo. USD LIBOR + 1.800%(1)(2)	250,183
250,000	Bain Capital Credit CLO Ltd. 2.24%, 01/15/2029, 3 mo. USD LIBOR + 2.000%(1)(2)	249,167
	Domino's Pizza Master Issuer LLC
84,362	2.66%, 04/25/2051(1)	83,465
145,125	4.12%, 07/25/2048(1)	147,830
250,000	Dryden 80 CLO Ltd. 2.14%, 01/17/2033, 3 mo. USD LIBOR + 1.900%(1)(2)	250,185
	Madison Park Funding Ltd.
250,000	1.96%, 01/23/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	250,151
250,000	2.09%, 01/15/2033, 3 mo. USD LIBOR + 1.850%(1)(2)	250,168
23,590	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	23,827
250,000	Niagara Park Clo Ltd. 1.84%, 07/17/2032, 3 mo. USD LIBOR + 1.600%(1)(2)	250,138
	Octagon Investment Partners Ltd.
250,000	2.01%, 07/25/2030, 3 mo. USD LIBOR + 1.750%(1)(2)	248,327
250,000	2.30%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	250,016
250,000	Race Point CLO Ltd. 2.21%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	245,631
250,000	RR Ltd. 2.24%, 01/15/2033, 3 mo. USD LIBOR + 2.000%(1)(2)	250,296
250,000	Shackleton CLO Ltd. 1.97%, 07/17/2028, 3 mo. USD LIBOR + 1.730%(1)(2)	250,207
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	97,962
30,000	1.89%, 08/25/2045(1)	29,171
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	125,514
24,396	3.19%, 07/15/2044(1)	24,795
		3,526,227
	Whole Loan Collateral CMO - 1.4%
19,004	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(4)	18,975
32,771	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(4)	32,761
15,860	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	15,881
	GS Mortgage-Backed Securities Corp. Trust
97,546	2.77%, 06/25/2051(1)(4)	90,276
448,386	2.79%, 05/25/2051(1)(4)	426,620
194,614	3.29%, 03/27/2051(4)	191,246
320,341	JP Morgan Mortgage Trust 4.09%, 11/25/2050(1)(4)	326,679
	New Residential Mortgage Loan Trust
39,075	3.25%, 09/25/2056(1)(4)	40,057
39,894	3.50%, 12/25/2057(1)(4)	40,439

26

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4% - (continued)
	Whole Loan Collateral CMO - 1.4% - (continued)
$ 33,717	3.75%, 11/25/2056(1)(4)	$ 35,179
	Seasoned Credit Risk Transfer Trust
21,264	2.50%, 08/25/2059	21,281
9,087	3.50%, 10/25/2058	9,636
17,657	Verus Securitization Trust 3.14%, 11/25/2059(1)(4)	17,855
64,793	Wells Fargo Mortgage Backed Securities Trust 3.00%, 07/25/2050(1)(4)	64,825
		1,331,710
	Total Asset & Commercial Mortgage-Backed Securities (cost $10,011,281)	$ 9,953,967
CORPORATE BONDS - 16.8%
	Advertising - 0.1%
125,000	Lamar Media Corp. 4.88%, 01/15/2029	$ 126,984
	Aerospace/Defense - 0.4%
	Boeing Co.
35,000	2.95%, 02/01/2030	34,274
10,000	3.25%, 02/01/2035	9,560
75,000	3.63%, 02/01/2031	76,937
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	130,448
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	119,352
25,000	Raytheon Technologies Corp. 4.45%, 11/16/2038	28,515
20,000	TransDigm, Inc. 6.25%, 03/15/2026(1)	20,600
		419,686
	Agriculture - 0.3%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	10,046
35,000	3.88%, 09/16/2046	31,356
90,000	4.80%, 02/14/2029	98,922
130,000	BAT Capital Corp. 4.91%, 04/02/2030	141,753
		282,077
	Apparel - 0.1%
125,000	William Carter Co. 5.50%, 05/15/2025(1)	129,062
	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,639
120,000	6.75%, 04/01/2046	162,263
		167,902
	Auto Parts & Equipment - 0.4%
115,000	Adient U.S. LLC 9.00%, 04/15/2025(1)	121,865
112,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	115,780
125,000	Dana, Inc. 5.63%, 06/15/2028	130,000
		367,645
	Beverages - 0.2%
93,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	95,919
155,000	Coca-Cola Femsa S.A.B. de C.V. 1.85%, 09/01/2032	142,270
		238,189
	Biotechnology - 0.1%
38,000	Amgen, Inc. 5.15%, 11/15/2041	45,903
5,000	Royalty Pharma plc 1.75%, 09/02/2027	4,759
		50,662
	Chemicals - 0.7%
5,000	Dow Chemical Co. 4.80%, 05/15/2049	5,988
115,000	DuPont de Nemours, Inc. 5.32%, 11/15/2038	141,656
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Chemicals - 0.7% - (continued)
$ 145,000	Huntsman International LLC 4.50%, 05/01/2029	$ 156,476
85,000	Sherwin-Williams Co. 4.50%, 06/01/2047	98,387
125,000	Tronox, Inc. 6.50%, 05/01/2025(1)	129,725
145,000	Yara International ASA 3.15%, 06/04/2030(1)	145,656
		677,888
	Commercial Banks - 0.6%
250,000	Bank of America Corp. 6.11%, 01/29/2037	323,128
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	64,193
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	23,427
180,000	4.90%, 11/17/2045	212,235
		622,983
	Commercial Services - 0.3%
5,000	Equifax, Inc. 3.10%, 05/15/2030	5,019
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	14,192
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	14,569
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	14,749
10,000	3.20%, 08/15/2029	10,093
125,000	Service Corp. International 4.63%, 12/15/2027	128,437
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	126,000
		313,059
	Construction Materials - 0.6%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	57,200
94,000	Builders FirstSource, Inc. 6.75%, 06/01/2027(1)	97,878
	Carrier Global Corp.
10,000	2.70%, 02/15/2031	9,827
100,000	2.72%, 02/15/2030	98,789
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	114,754
130,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)	129,675
65,000	Masonite International Corp. 3.50%, 02/15/2030(1)	61,361
		569,484
	Distribution/Wholesale - 0.1%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	122,350
	Diversified Financial Services - 0.1%
100,000	Brookfield Finance LLC 3.45%, 04/15/2050	98,016
40,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	42,300
		140,316
	Electric - 1.0%
135,000	Ameren Corp. 3.50%, 01/15/2031	141,472
130,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	141,523
120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	123,283
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	10,497
115,000	Exelon Corp. 5.10%, 06/15/2045	140,125
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,594
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	19,960
120,000	NextEra Energy Operating Partners L.P. 4.50%, 09/15/2027(1)	121,500
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	36,308
	Puget Energy, Inc.
40,000	3.65%, 05/15/2025	41,767
15,000	4.10%, 06/15/2030	15,900

27

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Electric - 1.0% - (continued)
$ 5,000	Sempra Energy 4.00%, 02/01/2048	$ 5,291
125,000	Southern Co. 4.40%, 07/01/2046	138,372
		940,592
	Electrical Components & Equipment - 0.1%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	128,531
	Electronics - 0.2%
150,000	Jabil, Inc. 3.60%, 01/15/2030	155,964
	Food - 0.3%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	119,709
75,000	Kellogg Co. 4.50%, 04/01/2046	89,316
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	115,650
		324,675
	Gas - 0.1%
85,000	NiSource, Inc. 5.65%, 02/01/2045	108,413
	Healthcare - Products - 0.4%
75,000	Boston Scientific Corp. 4.70%, 03/01/2049	88,964
125,000	Hologic, Inc. 4.63%, 02/01/2028(1)	129,218
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	124,029
		342,211
	Healthcare - Services - 0.3%
	HCA, Inc.
120,000	5.13%, 06/15/2039	138,887
115,000	5.88%, 02/01/2029	129,950
		268,837
	Home Builders - 0.3%
20,000	Lennar Corp. 4.75%, 11/29/2027	22,058
130,000	M/I Homes, Inc. 4.95%, 02/01/2028	131,300
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	128,700
		282,058
	Insurance - 0.5%
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	100,217
135,000	Globe Life, Inc. 4.55%, 09/15/2028	150,395
125,000	Radian Group, Inc. 6.63%, 03/15/2025	134,750
100,000	Unum Group 5.75%, 08/15/2042	115,995
20,000	Willis North America, Inc. 2.95%, 09/15/2029	19,864
		521,221
	Internet - 0.1%
125,000	Go Daddy Operating Co. LLC 5.25%, 12/01/2027(1)	128,125
	Iron/Steel - 0.0%
25,000	Vale Overseas Ltd. 3.75%, 07/08/2030	25,350
	IT Services - 0.2%
125,000	Leidos, Inc. 4.38%, 05/15/2030	133,863
49,000	Presidio Holdings, Inc. 4.88%, 02/01/2027(1)	49,858
		183,721
	Lodging - 0.2%
17,000	Boyd Gaming Corp. 8.63%, 06/01/2025(1)	18,035
125,000	Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(1)	128,046
		146,081
	Machinery-Diversified - 0.1%
120,000	Stevens Holding Co., Inc. 6.13%, 10/01/2026(1)	125,250
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Media - 0.9%
$ 125,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	$ 123,750
110,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	138,508
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	6,603
15,000	Discovery Communications LLC 5.30%, 05/15/2049	17,596
140,000	Fox Corp. 3.50%, 04/08/2030	145,175
120,000	Sirius XM Radio, Inc. 5.50%, 07/01/2029(1)	124,066
130,000	TEGNA, Inc. 4.63%, 03/15/2028	127,501
120,000	ViacomCBS, Inc. 5.85%, 09/01/2043	152,161
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)	38,750
		874,110
	Office/Business Equipment - 0.1%
55,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	55,307
	Oil & Gas - 0.8%
135,000	Apache Corp. 4.25%, 01/15/2030	136,620
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	12,696
91,000	Devon Energy Corp. 4.50%, 01/15/2030	96,525
	Diamondback Energy, Inc.
160,000	3.50%, 12/01/2029	164,632
5,000	4.75%, 05/31/2025	5,399
	Hess Corp.
135,000	5.60%, 02/15/2041	162,242
5,000	7.30%, 08/15/2031	6,544
135,000	Valero Energy Corp. 4.00%, 04/01/2029	142,726
85,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	87,762
		815,146
	Packaging & Containers - 0.5%
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	128,681
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	127,600
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	66,500
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	125,338
		448,119
	Pharmaceuticals - 0.7%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	5,725
115,000	4.75%, 03/15/2045	133,186
120,000	Bausch Health Cos., Inc. 5.75%, 08/15/2027(1)	120,238
125,000	Becton Dickinson and Co. 2.82%, 05/20/2030	125,125
	CVS Health Corp.
100,000	3.75%, 04/01/2030	106,342
35,000	5.13%, 07/20/2045	42,631
100,000	Zoetis, Inc. 4.70%, 02/01/2043	119,571
		652,818
	Pipelines - 1.5%
140,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	154,649
125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	127,778
125,000	Energy Transfer L.P. 5.25%, 04/15/2029	138,964
	Energy Transfer Operating L.P.
10,000	5.30%, 04/01/2044	10,744
10,000	5.35%, 05/15/2045	10,802
	MPLX L.P.
20,000	4.00%, 03/15/2028	21,186
15,000	4.13%, 03/01/2027	15,962
90,000	4.80%, 02/15/2029	99,890

28

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Pipelines - 1.5% - (continued)
$ 5,000	5.20%, 03/01/2047	$ 5,797
5,000	5.20%, 12/01/2047	5,751
5,000	5.50%, 02/15/2049	5,985
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	5,278
110,000	4.35%, 03/15/2029	117,000
10,000	5.85%, 01/15/2026	11,268
125,000	Rattler Midstream L.P. 5.63%, 07/15/2025(1)	128,750
80,000	Sempra infrastructure PA 3.25%, 01/15/2032	78,314
125,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	132,587
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	147,023
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	28,401
35,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	34,913
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	152,578
		1,433,620
	Real Estate Investment Trusts - 1.1%
135,000	American Tower Corp. 3.80%, 08/15/2029	142,431
150,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	160,188
140,000	Crown Castle International Corp. 3.30%, 07/01/2030	142,063
155,000	Equinix, Inc. 2.15%, 07/15/2030	145,161
140,000	GLP Capital L.P. / GLP Financing II, Inc. 5.75%, 06/01/2028	157,076
115,000	Host Hotels & Resorts L.P. 3.50%, 09/15/2030	114,273
5,000	Realty Income Corp. 3.40%, 01/15/2028	5,231
25,000	SBA Tower Trust 2.84%, 01/15/2025(1)	25,471
125,000	VICI Properties L.P. / VICI Note Co., Inc. 4.63%, 12/01/2029(1)	128,659
		1,020,553
	Retail - 1.1%
125,000	1011778 BC ULC / New Red Finance, Inc. 4.38%, 01/15/2028(1)	122,650
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)(7)	141,060
5,000	3.80%, 01/25/2050(1)	5,120
135,000	Dollar General Corp. 3.50%, 04/03/2030	140,983
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	33,382
90,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	86,400
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	10,206
100,000	4.38%, 09/15/2045	111,290
	McDonald's Corp.
7,000	3.70%, 02/15/2042	7,281
15,000	4.20%, 04/01/2050	16,833
65,000	4.45%, 09/01/2048	74,970
130,000	O'Reilly Automotive, Inc. 4.20%, 04/01/2030	142,580
100,000	Starbucks Corp. 4.45%, 08/15/2049	115,075
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	35,965
		1,043,795
	Semiconductors - 0.4%
40,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.14%, 11/15/2035(1)	37,923
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 16.8% - (continued)
	Semiconductors - 0.4% - (continued)
	Broadcom, Inc.
$ 65,000	3.19%, 11/15/2036(1)	$ 61,748
25,000	4.30%, 11/15/2032	26,750
124,000	Micron Technology, Inc. 5.33%, 02/06/2029	141,288
100,000	NXP B.V. / NXP Funding LLC 4.30%, 06/18/2029(1)	108,662
5,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027(1)	5,129
		381,500
	Software - 0.3%
35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	33,571
20,000	MSCI, Inc. 3.88%, 02/15/2031(1)	19,977
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	123,892
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	123,926
		301,366
	Telecommunications - 1.2%
	AT&T, Inc.
35,000	4.35%, 06/15/2045	37,444
10,000	4.50%, 03/09/2048	11,049
100,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	141,109
160,000	Motorola Solutions, Inc. 2.30%, 11/15/2030	149,564
200,000	NBN Co., Ltd. 2.50%, 01/08/2032(1)	192,516
160,000	Nokia Oyj 6.63%, 05/15/2039	201,600
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	47,000
105,000	4.38%, 04/15/2040	112,796
3,000	4.50%, 04/15/2050	3,284
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	5,389
65,000	4.13%, 08/15/2046	70,970
	Vodafone Group plc
5,000	4.25%, 09/17/2050	5,367
6,000	4.38%, 02/19/2043	6,533
100,000	5.25%, 05/30/2048	120,491
		1,105,112
	Transportation - 0.2%
120,000	FedEx Corp. 5.10%, 01/15/2044	142,844
	Total Corporate Bonds (cost $16,864,492)	$ 16,183,606
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
25,000	Chicago, IL, O'Hare International Airport 3.01%, 01/01/2038	$ 25,085
	Development - 0.0%
15,000	New York City Industrial Dev Agency, (AGM Insured) 3.19%, 03/01/2040	14,594
	General - 0.4%
235,000	Chicago, IL, Transit Auth 3.40%, 12/01/2032	247,808
80,000	Dist of Columbia Rev 3.43%, 04/01/2042	80,372
40,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	49,324
		377,504

29

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6% - (continued)
	Tobacco - 0.1%
$ 100,000	Golden State, CA, Tobacco Securitization Corp. 2.25%, 06/01/2029	$ 97,410
	Transportation - 0.1%
30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	38,620
	Total Municipal Bonds (cost $533,610)	$ 553,213
U.S. GOVERNMENT AGENCIES - 4.4%
	Mortgage-Backed Agencies - 4.4%
	FHLMC - 0.6%
4,228,205	0.07%, 10/25/2026(3)(4)	$ 17,663
1,208,912	0.27%, 11/25/2023(3)(4)	4,808
709,170	0.60%, 03/25/2027(3)(4)	19,633
2,125,004	1.12%, 06/25/2030(3)(4)	173,044
118,538	1.13%, 01/25/2030(3)(4)	9,102
550,059	1.33%, 06/25/2030(3)(4)	52,659
1,790,000	1.38%, 06/25/2030(3)(4)	173,768
1,052,670	1.43%, 07/25/2030(3)(4)	106,375
12,087	1.50%, 10/15/2042	11,755
14,787	1.70%, 10/15/2039	14,835
29,939	2.50%, 12/15/2042	30,380
		614,022
	FNMA - 1.8%
361,988	1.20%, 06/25/2034(3)(4)	33,646
20,532	1.50%, 08/25/2041	20,543
7,833	1.50%, 11/25/2042	7,753
13,814	1.70%, 06/25/2043	13,864
10,690	1.75%, 01/25/2040	10,682
16,134	2.00%, 06/25/2043	16,118
29,509	2.50%, 09/25/2049	29,948
13,184	2.50%, 03/25/2053	13,283
450,000	3.50%, 08/25/2048	476,595
40,281	3.50%, 04/25/2053	40,948
425,000	4.00%, 01/25/2042	474,065
450,000	4.00%, 06/25/2042	489,764
60,513	4.00%, 08/01/2049	63,948
		1,691,157
	GNMA - 2.0%
16,750	1.50%, 04/16/2040	16,794
500,000	3.00%, 09/20/2045	509,970
480,000	3.00%, 04/20/2046	490,274
419,875	3.00%, 08/20/2047	427,609
450,000	3.50%, 02/20/2049	480,549
		1,925,196
	Total U.S. Government Agencies (cost $4,432,736)	$ 4,230,375
U.S. GOVERNMENT SECURITIES - 3.4%
	U.S. Treasury Securities - 3.4%
	U.S. Treasury Bonds - 3.4%
245,000	2.38%, 05/15/2051	$ 259,930
140,000	3.13%, 08/15/2044(8)	163,647
660,000	3.13%, 05/15/2048	793,289
1,360,000	3.63%, 02/15/2044	1,706,109
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 3.4% - (continued)
	U.S. Treasury Securities - 3.4% - (continued)
	U.S. Treasury Bonds - 3.4% - (continued)
$ 260,000	3.75%, 11/15/2043	$ 331,327
	Total U.S. Government Securities (cost $3,530,848)	$ 3,254,302
COMMON STOCKS - 36.2%
	Banks - 1.1%
6,166	Bank of Nova Scotia	$ 443,705
2,900	PNC Financial Services Group, Inc.	597,371
		1,041,076
	Capital Goods - 2.8%
1,558	AGCO Corp.	182,598
9,062	Assa Abloy AB Class B	248,136
56,472	BAE Systems plc	441,936
260	Deere & Co.	97,864
3,021	Fortive Corp.	213,101
4,652	Kone Oyj Class B	301,283
883	Lockheed Martin Corp.	343,602
4,683	Raytheon Technologies Corp.	422,360
4,465	Vinci S.A.	489,393
		2,740,273
	Commercial & Professional Services - 0.2%
5,049	Experian plc	210,886
	Consumer Durables & Apparel - 0.4%
110	D.R. Horton, Inc.	9,814
2,364	NIKE, Inc. Class B	350,037
407	Open House Co., Ltd.	21,072
		380,923
	Consumer Services - 1.3%
21,079	Compass Group plc	479,076
399	Hilton Grand Vacations, Inc.	19,495
2,501	McDonald's Corp.	648,884
255	Oriental Land Co., Ltd.	44,391
2,485	Playa Hotels & Resorts N.V.	18,961
		1,210,807
	Diversified Financials - 0.0%
731	Brookfield Asset Management, Inc. Class A	40,278
	Energy - 4.1%
1,101	ARC Resources Ltd.	12,897
44,900	Ascent Resources - Marcellus LLC Class A(9)(10)	51,186
46,059	BP plc	238,766
1,151	Cenovus Energy, Inc.	16,747
1,051	Chesapeake Energy Corp.	71,647
4,083	ConocoPhillips	361,836
5,213	Coterra Energy, Inc.	114,165
3,344	Enbridge, Inc.	141,373
165	EOG Resources, Inc.	18,394
5,830	Equinor ASA	160,720
966	Hess Corp.	89,152
1,581	Lukoil PJSC ADR	141,579
3,592	Marathon Petroleum Corp.	257,726
13,198	Petroleo Brasileiro S.A.	87,662
1,063	Pioneer Natural Resources Co.	232,680
632	Schlumberger N.V.	24,692
16,655	Shell plc	433,502
1,801	TC Energy Corp.	93,001
27,264	Tenaris S.A.	329,423
13,312	TotalEnergies SE	757,019

30

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.2% - (continued)
	Energy - 4.1% - (continued)
156,378	United Tractors Tbk PT	$ 252,838
2,989	Williams Cos., Inc.	89,491
		3,976,496
	Food, Beverage & Tobacco - 3.2%
2,792	Archer-Daniels-Midland Co.	209,400
142,570	Astra Agro Lestari Tbk PT	98,371
2,004	Bunge Ltd.	198,116
6,302	Coca-Cola Co.	384,485
8,888	Diageo plc	448,501
4,241	Heineken N.V.	454,833
983	Ingredion, Inc.	93,090
3,074	Nestle S.A.	396,971
5,274	NH Foods Ltd.	203,387
2,282	PepsiCo., Inc.	395,973
2,124	Tyson Foods, Inc. Class A	193,050
		3,076,177
	Health Care Equipment & Services - 2.5%
5,375	Baxter International, Inc.	459,240
11,486	Koninklijke Philips N.V.	382,062
3,962	Medtronic plc	410,027
1,629	Stryker Corp.	404,074
1,487	UnitedHealth Group, Inc.	702,712
		2,358,115
	Household & Personal Products - 1.7%
6,485	Colgate-Palmolive Co.	534,688
3,432	Procter & Gamble Co.	550,664
6,955	Reckitt Benckiser Group plc	563,509
		1,648,861
	Insurance - 1.6%
39,338	AIA Group Ltd.	410,681
11,888	AXA S.A.	376,505
2,551	Chubb Ltd.	503,261
1,872	Marsh & McLennan Cos., Inc.	287,614
		1,578,061
	Materials - 7.4%
3,819	Agnico Eagle Mines Ltd.	182,395
13,134	ArcelorMittal S.A.	390,133
10,500	Barrick Gold Corp.	200,972
21,857	BHP Group Ltd.(7)	700,966
1,509	CF Industries Holdings, Inc.	103,925
2,025	Corteva, Inc.	97,362
8,673	First Quantum Minerals Ltd.	213,627
31,910	Fortescue Metals Group Ltd.	448,083
44,532	Glencore plc*	231,995
18,211	Gold Fields Ltd.	195,149
50,840	Harmony Gold Mining Co., Ltd.	185,691
9,019	ICL Group Ltd.	81,563
13,064	Impala Platinum Holdings Ltd.	201,406
34,891	Kinross Gold Corp.	188,570
4,850	Kirkland Lake Gold Ltd.	182,683
1,375	Linde plc	438,185
2,378	Mosaic Co.	95,001
5,386	Newcrest Mining Ltd.	83,544
3,223	Newmont Corp.	197,151
59,071	Norsk Hydro ASA	453,979
2,787	Nutrien Ltd.	194,650
6,946	Pretium Resources, Inc.	94,315
9,245	Rio Tinto Ltd.	735,030
53,405	Sibanye Stillwater Ltd.	199,060
81,610	South32 Ltd.	224,533
Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.2% - (continued)
	Materials - 7.4% - (continued)
7,897	Steel Dynamics, Inc.	$ 438,441
16,288	Vale S.A.	248,058
1,819	Yara International ASA	93,402
		7,099,869
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
4,931	AstraZeneca plc ADR	287,034
3,348	Johnson & Johnson	576,827
4,505	Novartis AG	391,437
5,238	Pfizer, Inc.	275,990
1,075	Roche Holding AG	416,024
		1,947,312
	Real Estate - 2.7%
193	Alexandria Real Estate Equities, Inc. REIT	37,604
1,257	American Tower Corp. REIT	316,135
197	AvalonBay Communities, Inc. REIT	48,113
4,636	British Land Co. plc REIT	34,666
2,497	Brixmor Property Group, Inc. REIT	63,324
276	Camden Property Trust REIT	44,185
15,000	Capitaland Investment Ltd.	38,488
472	Catena AB	26,792
553	CBRE Group, Inc. Class A	56,041
1,251	Charter Hall Group REIT	14,984
628	Cibus Nordic Real Estate AB	17,297
7,116	CK Asset Holdings Ltd.	47,502
8	Comforia Residential REIT, Inc. REIT	21,411
13	CRE Logistics REIT, Inc. REIT*	22,589
707	Douglas Emmett, Inc. REIT	22,073
47	Equinix, Inc. REIT	34,070
323	Extra Space Storage, Inc. REIT	64,015
717	Fastighets AB Balder Class B*	47,500
2,303	Goodman Group REIT	38,027
7,360	Hongkong Land Holdings Ltd.	39,861
4	Hoshino Resorts REIT, Inc. REIT	22,602
1,658	Independence Realty Trust, Inc. REIT	38,117
1,372	Invitation Homes, Inc. REIT	57,597
2,013	Kimco Realty Corp. REIT	48,835
1,416	Klepierre S.A. REIT*	37,663
733	Kojamo Oyj	16,805
343	Life Storage, Inc. REIT	46,288
869	Lifestyle Communities Ltd.	10,416
5,732	Longfor Properties Co., Ltd.(1)	34,385
2,190	Mitsui Fudosan Co., Ltd. REIT	46,948
350	Phillips Edison & Co., Inc. REIT	11,032
983	Prologis, Inc. REIT	154,154
976	Public Storage REIT	349,925
705	Rexford Industrial Realty, Inc. REIT	51,585
386	Ryman Hospitality Properties, Inc. REIT*	34,122
1,834	Safestore Holdings plc REIT	31,445
670	Sagax AB	19,557
1,854	Savills plc	33,785
34	SBA Communications Corp. REIT	11,065
364	Simon Property Group, Inc. REIT	53,581
666	SL Green Realty Corp.	48,342
464	Spirit Realty Capital, Inc. REIT	22,021
149	SRE Holdings Corp.	5,778
6,488	StorageVault Canada, Inc.	32,360
286	Sun Communities, Inc. REIT	54,043
9,700	Suntec Real Estate Investment Trust REIT	10,955
2,260	Tokyo Tatemono Co., Ltd.	33,689
1,144	UDR, Inc. REIT	65,025
64	VGP N.V.	18,135
1,188	VICI Properties, Inc. REIT	34,001

31

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 36.2% - (continued)
	Real Estate - 2.7% - (continued)
432	Vonovia SE	$ 24,605
1,029	Welltower, Inc. REIT	89,142
4,045	Workspace Group plc REIT	46,221
		2,628,901
	Retailing - 0.3%
3,984	TJX Cos., Inc.	286,729
	Software & Services - 2.4%
1,220	Accenture plc Class A	431,368
1,450	Automatic Data Processing, Inc.	298,946
1,444	Capgemini SE	324,635
1,978	Microsoft Corp.	615,118
2,633	Visa, Inc. Class A	595,506
		2,265,573
	Telecommunication Services - 0.6%
919	Cellnex Telecom S.A.(1)	41,672
17,767	KDDI Corp.	567,633
		609,305
	Transportation - 0.9%
4,501	Canadian National Railway Co.	548,590
1,364	United Parcel Service, Inc. Class B	275,814
		824,404
	Utilities - 1.0%
223	American Electric Power Co., Inc.	20,159
216	Avangrid, Inc.	10,092
468	CenterPoint Energy, Inc.	13,273
2,909	China Gas Holdings Ltd.	4,942
1,800	China Yangtze Power Co., Ltd.	6,214
208	China Yangtze Power Co., Ltd. GDR(1)	7,259
349	Duke Energy Corp.	36,666
349	Edison International	21,914
3,183	Enel S.p.A.	24,498
2,740	Engie S.A.	42,146
705	Exelon Corp.	40,855
682	FirstEnergy Corp.	28,617
2,388	Iberdrola S.A.	27,376
34,770	National Grid plc	508,787
404	NextEra Energy, Inc.	31,561
7,502	Power Grid Corp. of India Ltd.	21,743
379	RWE AG	15,987
164	Sempra Energy	22,658
411	Southern Co.	28,560
		913,307
	Total Common Stocks (cost $26,878,158)	$ 34,837,353
WARRANTS - 0.0%
	Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 3/30/2023(9)(10)	$ 233
	Total Warrants (cost $930)	$ 233
Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 24.6%
	Domestic Equity Funds - 2.2%
50,061	Hartford Multifactor US Equity ETF		$ 2,096,054
	International/Global Equity Funds - 7.3%
118,981	Hartford Multifactor Developed Markets (ex-US) ETF		3,488,523
148,666	Hartford Multifactor Emerging Markets ETF		3,581,632
	Total International/Global Equity Funds (cost $5,994,933)		$ 7,070,155
	Taxable Fixed Income Funds - 15.1%
1,402,006	The Hartford World Bond Fund, Class F		14,538,801
	Total Affiliated Investment Companies (cost $22,386,156)		$ 23,705,010
	Total Long-Term Investments (Cost $84,638,211)		$ 92,718,059
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.7%
$ 1,606,781	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $1,606,782; collateralized by U.S. Treasury Note at 1.000%, maturing 07/31/2028, with a market value of $1,638,930		$ 1,606,781
	Securities Lending Collateral - 0.1%
4,584	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(11)		4,584
123,456	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(11)		123,456
6,993	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(11)		6,993
			135,033
	Total Short-Term Investments (cost $1,741,814)		$ 1,741,814
	Total Investments Excluding Purchased Options (cost $86,380,025)	98.2%	$ 94,459,873
	Total Purchased Options (cost $975,662)	0.7%	$ 680,795
	Total Investments (cost $87,355,687)	98.9%	$ 95,140,668
	Other Assets and Liabilities	1.1%	1,093,779
	Total Net Assets	100.0%	$ 96,234,447
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors

32

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $13,130,763, representing 13.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan.
(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2022, the market value of securities pledged was $157,802.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $51,419, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment valued using significant unobservable inputs.
(11)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at January 31, 2022
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
iShares MSCI EAFE ETF Option	67.00	USD	06/17/2022	243	USD	24,300	$ 34,992	$ 52,078	$ (17,086)
iShares MSCI EAFE ETF Option	70.00	USD	09/16/2022	243	USD	24,300	70,591	85,135	(14,544)
iShares MSCI EAFE ETF Option	70.00	USD	12/16/2022	243	USD	24,300	78,732	66,901	11,831
iShares MSCI Emerging Markets Option	46.00	USD	06/17/2022	170	USD	17,000	28,220	30,483	(2,263)
iShares MSCI Emerging Markets Option	45.00	USD	09/16/2022	170	USD	17,000	35,445	54,793	(19,348)
iShares MSCI Emerging Markets Option	45.00	USD	12/16/2022	170	USD	17,000	47,175	46,123	1,052
S&P 500 Index Option	3,875.00	USD	06/17/2022	10	USD	1,000	82,920	182,323	(99,403)
S&P 500 Index Option	3,875.00	USD	09/16/2022	10	USD	1,000	137,720	232,003	(94,283)
S&P 500 Index Option	3,750.00	USD	12/16/2022	10	USD	1,000	165,000	225,823	(60,823)
Total purchased exchange-traded option contracts							$ 680,795	$ 975,662	$ (294,867)

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	57	03/22/2022	$ 7,294,219	$ (59,757)
Total futures contracts				$ (59,757)

33

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,792,868	USD	5,114,000	EUR	TDB	02/28/2022	$ 44,331
3,910,843	USD	2,900,000	GBP	BCLY	02/28/2022	11,348
4,766,747	USD	541,000,000	JPY	MSC	02/28/2022	64,672
Total foreign currency contracts						$ 120,351
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 9,953,967	$ —	$ 9,953,967	$ —
Corporate Bonds	16,183,606	—	16,183,606	—
Municipal Bonds	553,213	—	553,213	—
U.S. Government Agencies	4,230,375	—	4,230,375	—
U.S. Government Securities	3,254,302	—	3,254,302	—
Common Stocks
Banks	1,041,076	1,041,076	—	—
Capital Goods	2,740,273	1,259,525	1,480,748	—
Commercial & Professional Services	210,886	—	210,886	—
Consumer Durables & Apparel	380,923	359,851	21,072	—
Consumer Services	1,210,807	687,340	523,467	—
Diversified Financials	40,278	40,278	—	—
Energy	3,976,496	1,952,194	1,973,116	51,186
Food, Beverage & Tobacco	3,076,177	1,474,114	1,602,063	—
Health Care Equipment & Services	2,358,115	1,976,053	382,062	—
Household & Personal Products	1,648,861	1,085,352	563,509	—
Insurance	1,578,061	790,875	787,186	—
Materials	7,099,869	2,875,335	4,224,534	—
Pharmaceuticals, Biotechnology & Life Sciences	1,947,312	1,139,851	807,461	—
Real Estate	2,628,901	1,908,206	720,695	—
Retailing	286,729	286,729	—	—
Software & Services	2,265,573	1,940,938	324,635	—
Telecommunication Services	609,305	—	609,305	—
Transportation	824,404	824,404	—	—
Utilities	913,307	261,614	651,693	—
Warrants	233	—	—	233
Affiliated Investment Companies	23,705,010	23,705,010	—	—
Short-Term Investments	1,741,814	135,033	1,606,781	—
Purchased Options	680,795	680,795	—	—
Foreign Currency Contracts(2)	120,351	—	120,351	—
Total	$ 95,261,019	$ 44,424,573	$ 50,785,027	$ 51,419
Liabilities
Futures Contracts(2)	$ (59,757)	$ (59,757)	$ —	$ —
Total	$ (59,757)	$ (59,757)	$ —	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
34

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0%
	Automobiles & Components - 1.1%
729,612	Arrival S.A.*(1)	$ 2,852,783
2,543,838	Ford Motor Co.	51,639,911
8,048	Tesla, Inc.*	7,538,723
172,302	Thor Industries, Inc.	16,298,046
		78,329,463
	Banks - 1.8%
980,676	Cadence Bank	30,567,671
180,868	JP Morgan Chase & Co.	26,876,985
374,029	Western Alliance Bancorp	37,099,936
475,279	Zions Bancorp NA	32,233,422
		126,778,014
	Capital Goods - 8.9%
598,156	AerCap Holdings N.V.*	37,683,828
576,498	Colfax Corp.*	23,705,598
390,975	Emerson Electric Co.	35,950,151
364,573	Fortive Corp.	25,716,979
105,255	General Dynamics Corp.	22,324,586
806,800	HF Global, Inc.(2)(3)(4)	16,967,004
157,125	Honeywell International, Inc.	32,128,920
325,488	Ingersoll Rand, Inc.	18,295,680
833,721	JELD-WEN Holding, Inc.*	19,675,816
794,428	Johnson Controls International plc	57,731,083
650,865	Kennametal, Inc.	22,500,403
222,038	Lockheed Martin Corp.	86,401,647
279,229	Middleby Corp.*	51,713,211
212,587	Northrop Grumman Corp.	78,635,931
328,456	Raytheon Technologies Corp.	29,623,447
728,039	Spirit AeroSystems Holdings, Inc. Class A	31,909,949
497,051	Westinghouse Air Brake Technologies Corp.	44,187,834
		635,152,067
	Commercial & Professional Services - 1.8%
350,990	Clean Harbors, Inc.*	32,484,124
244,902	Copart, Inc.*	31,653,584
96,331	CoStar Group, Inc.*	6,758,583
317,209	Leidos Holdings, Inc.	28,374,345
196,195	Waste Management, Inc.	29,515,576
		128,786,212
	Consumer Durables & Apparel - 2.7%
110,271	Garmin Ltd.	13,719,918
179,331	Lennar Corp. Class A	17,235,502
52,011	Lululemon Athletica, Inc.*	17,359,191
480,692	NIKE, Inc. Class B	71,176,065
3,066	NVR, Inc.*	16,333,257
533,446	Peloton Interactive, Inc. Class A*(1)	14,579,079
525,987	Steven Madden Ltd.	21,639,105
457,228	Under Armour, Inc. Class A*	8,609,603
482,876	Under Armour, Inc. Class C*	7,721,187
110,753	VF Corp.	7,222,203
		195,595,110
	Consumer Services - 4.6%
349,141	Airbnb, Inc. Class A*	53,757,240
20,542	Booking Holdings, Inc.*	50,453,822
1,880,954	Denny's Corp.*	29,154,787
761,562	DraftKings, Inc. Class A*	16,822,905
243,905	Las Vegas Sands Corp.*	10,683,039
366,994	McDonald's Corp.	95,216,593
347,417	Penn National Gaming, Inc.*	15,845,689
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Consumer Services - 4.6% - (continued)
768,481	Six Flags Entertainment Corp.*	$ 30,347,315
219,935	Yum! Brands, Inc.	27,529,264
		329,810,654
	Diversified Financials - 3.6%
477,182	American Express Co.	85,806,867
651,951	Bank of New York Mellon Corp.	38,634,617
33,183	BlackRock, Inc.	27,307,618
377,226	Charles Schwab Corp.	33,082,720
68,440	Coinbase Global, Inc. Class A*	13,013,866
451,635	Synchrony Financial	19,235,135
533,844	Voya Financial, Inc.	36,280,038
		253,360,861
	Energy - 1.0%
624,904	Cameco Corp.	12,141,885
467,927	Diamondback Energy, Inc.	59,033,670
		71,175,555
	Food & Staples Retailing - 0.7%
936,960	U.S. Foods Holding Corp.*	33,037,209
133,659	Walmart, Inc.	18,686,865
		51,724,074
	Food, Beverage & Tobacco - 4.1%
460,133	Altria Group, Inc.	23,411,567
1,176,093	Coca-Cola Co.	71,753,434
114,249	Constellation Brands, Inc. Class A	27,162,700
475,801	General Mills, Inc.	32,678,013
540,129	PepsiCo., Inc.	93,723,184
458,163	Philip Morris International, Inc.	47,122,064
		295,850,962
	Health Care Equipment & Services - 7.7%
59,836	ABIOMED, Inc.*	17,703,677
592,093	Baxter International, Inc.	50,588,426
547,258	Boston Scientific Corp.*	23,477,368
153,729	Centene Corp.*	11,953,967
44,195	DexCom, Inc.*	19,025,064
702,708	Encompass Health Corp.	43,596,004
335,864	GoodRx Holdings, Inc. Class A*(1)	8,064,095
43,087	Insulet Corp.*	10,685,576
526,641	Integra LifeSciences Holdings Corp.*	34,094,738
142,365	Laboratory Corp. of America Holdings*	38,632,167
674,649	Medtronic plc	69,819,425
135,990	Molina Healthcare, Inc.*	39,502,375
209,644	Stryker Corp.	52,002,194
36,847	Teleflex, Inc.	11,429,571
195,607	UnitedHealth Group, Inc.	92,438,000
106,929	Veeva Systems, Inc. Class A*	25,292,986
		548,305,633
	Household & Personal Products - 2.7%
1,179,930	Colgate-Palmolive Co.	97,285,229
93,511	Kimberly-Clark Corp.	12,871,789
494,782	Procter & Gamble Co.	79,387,772
		189,544,790
	Insurance - 5.9%
6,275,725	Aegon N.V.	35,583,361
1,084,865	Aflac, Inc.	68,151,219
65,163	Alleghany Corp.*	43,268,232
204,239	Assurant, Inc.	31,148,490
458,861	Chubb Ltd.	90,524,098
137,387	Globe Life, Inc.	14,054,690

35

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Insurance - 5.9% - (continued)
256,337	Hanover Insurance Group, Inc.	$ 35,364,253
405,595	Kemper Corp.	24,327,588
507,277	Marsh & McLennan Cos., Inc.	77,938,038
		420,359,969
	Materials - 3.9%
75,347	Albemarle Corp.	16,632,097
218,780	Celanese Corp.	34,066,234
370,229	Ecolab, Inc.	70,139,884
480,540	FMC Corp.	53,037,200
423,463	Freeport-McMoRan, Inc.	15,761,293
266,598	Linde plc*	84,959,450
		274,596,158
	Media & Entertainment - 7.3%
134,297	Activision Blizzard, Inc.	10,610,806
58,870	Alphabet, Inc. Class A*	159,306,341
661,833	Cargurus, Inc.*	21,112,473
11,704	Charter Communications, Inc. Class A*	6,944,451
122,883	Electronic Arts, Inc.	16,301,659
261,878	Match Group, Inc.*	29,513,651
338,149	Meta Platforms, Inc. Class A*	105,928,556
663,427	Omnicom Group, Inc.	49,995,859
205,038	Pinterest, Inc. Class A*	6,060,923
173,995	Roku, Inc.*	28,543,880
362,622	Snap, Inc. Class A*	11,799,720
167,956	Spotify Technology S.A.*	32,963,044
290,430	Twitter, Inc.*	10,894,029
144,393	Walt Disney Co.*	20,643,867
260,426	ZoomInfo Technologies, Inc.*	13,766,118
		524,385,377
	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
46,830	Alnylam Pharmaceuticals, Inc.*	6,443,808
174,163	Apellis Pharmaceuticals, Inc.*	7,013,544
143,160	Danaher Corp.	40,913,696
75,853	Eli Lilly & Co.	18,613,568
381,578	Exact Sciences Corp.*	29,137,296
106,765	Illumina, Inc.*	37,241,767
543,306	Johnson & Johnson	93,606,191
43,546	Kodiak Sciences, Inc.*	2,556,150
1,946,033	Pfizer, Inc.	102,536,479
196,326	PTC Therapeutics, Inc.*	7,896,232
44,871	Seagen, Inc.*	6,035,598
90,165	Ultragenyx Pharmaceutical, Inc.*	6,305,238
36,891	Vertex Pharmaceuticals, Inc.*	8,966,358
		367,265,925
	Real Estate - 3.4%
143,927	American Tower Corp. REIT	36,197,640
274,870	Americold Realty Trust REIT	7,820,052
175,716	Crown Castle International Corp. REIT	32,069,927
713,457	Gaming and Leisure Properties, Inc. REIT	32,233,987
327,078	Host Hotels & Resorts, Inc. REIT*	5,671,533
804,666	Invitation Homes, Inc. REIT	33,779,879
242,550	Prologis, Inc. REIT	38,036,691
208,337	Redfin Corp.*	6,160,525
425,925	Ryman Hospitality Properties, Inc. REIT*	37,651,770
162,075	Welltower, Inc. REIT	14,040,557
59,721	WeWork, Inc.*(1)	443,727
		244,106,288
	Retailing - 5.2%
25,669	Amazon.com, Inc.*	76,788,043
16,165	AutoZone, Inc.*	32,109,348
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Retailing - 5.2% - (continued)
527,894	Chewy, Inc. Class A*(1)	$ 25,133,033
140,781	Dollar General Corp.	29,350,023
88,775	Etsy, Inc.*	13,944,777
58,244	Five Below, Inc.*	9,552,016
83,990	Lowe's Cos., Inc.	19,935,027
185,286	Ollie's Bargain Outlet Holdings, Inc.*	8,882,611
123,654	Ross Stores, Inc.	12,087,179
1,408,324	TJX Cos., Inc.	101,357,078
316,327	Tory Burch LLC(2)(3)(4)	13,579,904
86,737	Ulta Beauty, Inc.*	31,549,716
		374,268,755
	Semiconductors & Semiconductor Equipment - 3.9%
564,621	Advanced Micro Devices, Inc.*	64,507,949
298,130	First Solar, Inc.*	23,367,429
198,057	Marvell Technology, Inc.	14,141,270
284,299	MKS Instruments, Inc.	44,160,164
154,215	NVIDIA Corp.	37,761,085
66,129	SolarEdge Technologies, Inc.*	15,753,250
62,367	Synaptics, Inc.*	13,118,899
168,809	Texas Instruments, Inc.	30,299,527
712,492	Tower Semiconductor Ltd.*	24,474,100
72,200	Universal Display Corp.	11,083,422
		278,667,095
	Software & Services - 12.9%
105,767	Accenture plc Class A	37,397,096
248,257	ANSYS, Inc.*	84,409,863
97,520	Avalara, Inc.*	10,690,142
163,673	Block, Inc. Class A*	20,015,571
191,101	Dynatrace, Inc.*	10,483,801
61,824	Fair Isaac Corp.*	30,602,262
100,753	Five9, Inc.*	12,664,652
47,548	FleetCor Technologies, Inc.*	11,328,786
353,066	Genpact Ltd.	17,565,034
110,873	Global Payments, Inc.	16,617,645
197,828	Guidewire Software, Inc.*	19,948,976
529,951	International Business Machines Corp.	70,785,555
148,301	Mastercard, Inc. Class A	57,300,540
185,504	Microsoft Corp.	57,688,034
872,921	Oracle Corp.	70,846,268
48,044	Palo Alto Networks, Inc.*	24,857,966
77,552	Paycom Software, Inc.*	26,003,186
178,735	Rapid7, Inc.*	17,217,543
132,507	RingCentral, Inc. Class A*	23,386,160
220,644	salesforce.com, Inc.*	51,328,414
12,640	Sharecare, Inc. Earnout(2)(3)(4)	8,620
219,986	Tenable Holdings, Inc.*	11,307,280
555,641	UiPath, Inc. Class A*	20,297,566
443,115	Visa, Inc. Class A	100,219,320
1,117,491	Western Union Co.	21,131,755
106,251	WEX, Inc.*	17,104,286
312,250	Workday, Inc. Class A*	79,002,372
		920,208,693
	Technology Hardware & Equipment - 4.0%
339,354	Arista Networks, Inc.*	42,185,096
97,870	Arrow Electronics, Inc.*	12,135,880
83,924	CDW Corp.	15,865,832
1,742,281	Cisco Systems, Inc.	96,992,783
183,229	F5 Networks, Inc.*	38,042,005
1,021,913	Flex Ltd.*	16,534,552

36

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.0% - (continued)
	Technology Hardware & Equipment - 4.0% - (continued)
263,200	II-VI, Inc.*	$ 16,686,880
450,595	Lumentum Holdings, Inc.*	45,726,381
		284,169,409
	Transportation - 2.5%
83,992	J.B. Hunt Transport Services, Inc.	16,171,820
206,709	Southwest Airlines Co.*	9,252,295
850,254	Uber Technologies, Inc.*	31,799,499
276,509	Union Pacific Corp.	67,620,276
268,861	United Parcel Service, Inc. Class B	54,366,383
		179,210,273
	Utilities - 0.2%
405,621	CenterPoint Energy, Inc.	11,503,412
	Total Common Stocks (cost $5,404,860,094)	$ 6,783,154,749
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C(2)(3)(4)	$ 1,419,568
	Software & Services - 0.0%
566,622	Essence Group Holdings Corp. Series 3(2)(3)(4)	1,161,575
77,707	Lookout, Inc. Series F(2)(3)(4)	654,293
		1,815,868
	Total Convertible Preferred Stocks (cost $2,457,101)	$ 3,235,436
EXCHANGE-TRADED FUNDS - 1.8%
	Other Investment Pools & Funds - 1.8%
449,875	iShares Russell 1000 Growth ETF	$ 125,542,118
	Total Exchange-Traded Funds (cost $125,172,246)	$ 125,542,118
	Total Long-Term Investments (Cost $5,532,489,441)	$ 6,911,932,303
SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 2.0%
$ 143,555,846	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $143,555,926; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $146,427,000	$ 143,555,846
	Securities Lending Collateral - 0.4%
958,984	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)	958,984
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.4% - (continued)
	Securities Lending Collateral - 0.4% - (continued)
25,826,526	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)		$ 25,826,526
1,462,967	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(5)		1,462,967
			28,248,477
	Total Short-Term Investments (cost $171,804,323)		$ 171,804,323
	Total Investments (cost $5,704,293,764)	99.2%	$ 7,083,736,626
	Other Assets and Liabilities	0.8%	54,662,526
	Total Net Assets	100.0%	$ 7,138,399,152
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $33,790,964, which represented 0.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $33,790,964 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$ 895,999	$ 1,161,575
06/2015	HF Global, Inc.	806,800	10,846,942	16,967,004
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	654,293
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	1,419,568
07/2021	Sharecare, Inc. Earnout	12,640	—	8,620
11/2013	Tory Burch LLC	316,327	24,792,580	13,579,904
			$ 38,096,623	$ 33,790,964

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

37

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI	451	03/18/2022	$ 134,443,100	$ (10,193,613)
Total futures contracts				$ (10,193,613)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 78,329,463	$ 78,329,463	$ —	$ —
Banks	126,778,014	126,778,014	—	—
Capital Goods	635,152,067	618,185,063	—	16,967,004
Commercial & Professional Services	128,786,212	128,786,212	—	—
Consumer Durables & Apparel	195,595,110	195,595,110	—	—
Consumer Services	329,810,654	329,810,654	—	—
Diversified Financials	253,360,861	253,360,861	—	—
Energy	71,175,555	71,175,555	—	—
Food & Staples Retailing	51,724,074	51,724,074	—	—
Food, Beverage & Tobacco	295,850,962	295,850,962	—	—
Health Care Equipment & Services	548,305,633	548,305,633	—	—
Household & Personal Products	189,544,790	189,544,790	—	—
Insurance	420,359,969	420,359,969	—	—
Materials	274,596,158	274,596,158	—	—
Media & Entertainment	524,385,377	524,385,377	—	—
Pharmaceuticals, Biotechnology & Life Sciences	367,265,925	367,265,925	—	—
Real Estate	244,106,288	244,106,288	—	—
Retailing	374,268,755	360,688,851	—	13,579,904
Semiconductors & Semiconductor Equipment	278,667,095	278,667,095	—	—
Software & Services	920,208,693	920,200,073	—	8,620
Technology Hardware & Equipment	284,169,409	284,169,409	—	—
Transportation	179,210,273	179,210,273	—	—
Utilities	11,503,412	11,503,412	—	—
Convertible Preferred Stocks	3,235,436	—	—	3,235,436
Exchange-Traded Funds	125,542,118	125,542,118	—	—
Short-Term Investments	171,804,323	28,248,477	143,555,846	—
Total	$ 7,083,736,626	$ 6,906,389,816	$ 143,555,846	$ 33,790,964
Liabilities
Futures Contracts(2)	$ (10,193,613)	$ (10,193,613)	$ —	$ —
Total	$ (10,193,613)	$ (10,193,613)	$ —	$ —

(1)	For the period ended January 31, 2022, investments valued at $37,515 were transferred into Level 3 due to the unavailability of significant observable inputs. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
38

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 66.9%
13,660,797	The Hartford Capital Appreciation Fund, Class F		$ 546,978,301
16,987,989	The Hartford Dividend and Growth Fund, Class F		563,321,722
	Total Domestic Equity Funds (cost $911,214,292)		$ 1,110,300,023
	Taxable Fixed Income Funds - 32.9%
14,109,493	Hartford Total Return Bond ETF		546,319,569
	Total Affiliated Investment Companies (cost $1,464,029,056)		$ 1,656,619,592
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
3,474,773	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		$ 3,474,773
	Total Short-Term Investments (cost $3,474,773)		$ 3,474,773
	Total Investments (cost $1,467,503,829)	100.0%	$ 1,660,094,365
	Other Assets and Liabilities	0.0%	309,226
	Total Net Assets	100.0%	$ 1,660,403,591
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,656,619,592	$ 1,656,619,592	$ —	$ —
Short-Term Investments	3,474,773	3,474,773	—	—
Total	$ 1,660,094,365	$ 1,660,094,365	$ —	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
39

Hartford Climate Opportunities Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1%
	Australia - 0.3%
3,901	Macquarie Group Ltd.	$ 509,906
	Austria - 0.5%
6,479	Lenzing AG*	795,281
	Belgium - 0.4%
17,058	Umicore S.A.	645,742
	Canada - 1.0%
12,443	Canadian National Railway Co.	1,516,575
	Chile - 0.4%
31,521	Antofagasta plc	573,410
	China - 2.6%
1,236,692	China Longyuan Power Group Corp. Ltd. Class H	2,523,208
5,700	Contemporary Amperex Technology Co., Ltd.	550,547
42,100	LONGi Green Energy Technology Co., Ltd. Class A*	471,943
59,200	Shenzhen Inovance Technology Co., Ltd. Class A	566,824
		4,112,522
	Denmark - 1.6%
91,670	Vestas Wind Systems A/S	2,480,626
	France - 5.2%
18,629	Alstom S.A.	603,947
30,927	Cie de Saint-Gobain	2,092,752
11,674	Legrand S.A.	1,188,098
7,926	Schneider Electric SE	1,342,627
78,142	Veolia Environnement S.A.	2,822,862
		8,050,286
	Germany - 6.4%
17,179	Bayerische Motoren Werke AG	1,818,275
38,486	Infineon Technologies AG	1,598,237
8,453	Knorr-Bremse AG	857,046
6,435	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,037,224
23,225	Siemens AG	3,687,459
		9,998,241
	Ireland - 1.7%
13,434	Aptiv plc*	1,834,816
8,174	Kingspan Group plc	786,805
		2,621,621
	Israel - 0.4%
2,900	SolarEdge Technologies, Inc.*	690,838
	Italy - 1.6%
204,992	Enel S.p.A.	1,577,741
28,323	Prysmian S.p.A.	955,095
		2,532,836
	Japan - 8.8%
10,100	Daifuku Co., Ltd.	701,190
8,700	Daikin Industries Ltd.	1,826,513
20,102	East Japan Railway Co.	1,147,882
43,791	Hitachi Ltd.	2,276,081
2,000	Keyence Corp.	1,025,845
166,480	Kubota Corp.	3,570,251
27,700	Nabtesco Corp.	865,874
4,500	Nidec Corp.	398,834
40,800	Sekisui Chemical Co., Ltd.	713,347
Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Japan - 8.8% - (continued)
3,300	Shimano, Inc.	$ 739,999
27,900	Sumitomo Forestry Co., Ltd.	491,196
		13,757,012
	Netherlands - 1.1%
19,692	Aalberts N.V.	1,203,774
6,422	Alfen Beheer B.V.*(1)	478,900
		1,682,674
	Norway - 1.5%
18,529	Borregaard ASA	435,806
43,451	Marine Harvest ASA	1,066,457
108,300	Norsk Hydro ASA	832,319
		2,334,582
	South Korea - 1.2%
586	LG Energy Solution Ltd.*	218,747
2,698	Samsung SDI Co., Ltd.	1,338,974
2,519	SK IE Technology Co., Ltd.*(1)	247,303
		1,805,024
	Spain - 3.1%
9,445	Acciona S.A.	1,645,177
20,273	Corp. Acciona Energias Renovables S.A.*	616,994
130,974	Iberdrola S.A.	1,501,625
38,368	Siemens Gamesa Renewable Energy S.A.*	830,201
34,037	Soltec Power Holdings S.A.*(2)	200,372
		4,794,369
	Sweden - 1.3%
107,987	Hexagon AB Class B	1,456,536
53,626	Nibe Industrier AB Class B	509,692
		1,966,228
	Switzerland - 1.8%
41,285	ABB Ltd.	1,431,424
12,175	Swiss Re AG	1,326,562
		2,757,986
	Taiwan - 1.2%
143,000	Chroma ATE, Inc.	1,114,673
65,000	Giant Manufacturing Co., Ltd.	752,849
		1,867,522
	United Kingdom - 7.1%
33,399	Atlantica Sustainable Infrastructure plc	1,089,809
5,469	Croda International plc	590,641
74,672	ITM Power plc*(2)	277,114
238,787	Kingfisher plc	1,070,805
332,008	National Grid plc	4,858,245
69,787	Persimmon plc	2,273,625
20,685	Spectris plc	943,932
		11,104,171
	United States - 42.9%
6,792	Acuity Brands, Inc.	1,300,872
33,549	AECOM	2,319,242
1,300	Alphabet, Inc. Class A*	3,517,891
715	Amazon.com, Inc.*	2,138,901
16,205	Array Technologies, Inc.*	170,801
12,571	Aspen Technology, Inc.*	1,887,661
4,675	Autodesk, Inc.*	1,167,768
24,511	Avangrid, Inc.	1,145,154
9,260	Ball Corp.	899,146
12,163	ChargePoint Holdings, Inc.*(2)	168,458
29,534	Consolidated Edison, Inc.	2,553,214
7,147	Danaher Corp.	2,042,541

40

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	United States - 42.9% - (continued)
33,569	Darling Ingredients, Inc.*	$ 2,140,695
8,396	Deere & Co.	3,160,254
8,787	Eaton Corp. plc	1,392,124
3,589	Ecolab, Inc.	679,936
31,474	Eversource Energy	2,816,608
16,226	First Solar, Inc.*	1,271,794
8,609	Fluence Energy, Inc.*	160,988
22,216	FMC Corp.	2,451,980
36,650	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,520,242
5,945	Hubbell, Inc.	1,113,439
5,677	IPG Photonics Corp.*	876,926
52,403	Johnson Controls International plc	3,808,126
28,688	Kroger Co.	1,250,510
9,571	Lowe's Cos., Inc.	2,271,677
10,269	Microsoft Corp.	3,193,454
3,368	Moody's Corp.	1,155,224
18,922	NextEra Energy, Inc.	1,478,187
15,832	Owens Corning	1,404,298
10,160	Plug Power, Inc.*	222,199
4,926	S&P Global, Inc.	2,045,374
33,178	Sunnova Energy International, Inc.*	652,280
10,929	Texas Instruments, Inc.	1,961,646
13,198	Verisk Analytics, Inc.	2,588,524
13,333	Waste Management, Inc.	2,005,817
20,236	Westinghouse Air Brake Technologies Corp.	1,798,980
82,933	Weyerhaeuser Co., REIT	3,352,981
5,975	Xylem, Inc.	627,495
		66,713,407
	Total Common Stocks (cost $126,277,433)	$ 143,310,859
WARRANTS - 0.2%
	Switzerland - 0.2%
6,771	Beijing Sinohytec Co., Ltd. Expires 03/17/2023*	$ 222,569
	Total Warrants (cost $303,256)	$ 222,569
	Total Long-Term Investments (cost $126,580,689)	$ 143,533,428
SHORT-TERM INVESTMENTS - 8.8%
	Other Investment Pools & Funds - 3.7%
$ 5,770,812	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(3)	$ 5,770,812
	Repurchase Agreements - 4.8%
7,407,819	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $7,407,823; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $7,556,000	7,407,819
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 8.8% - (continued)
	Securities Lending Collateral - 0.3%
18,138	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		$ 18,138
488,474	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		488,474
27,670	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		27,670
			534,282
	Total Short-Term Investments (cost $13,712,913)		$ 13,712,913
	Total Investments (cost $140,293,602)	101.1%	$ 157,246,341
	Other Assets and Liabilities	(1.1)%	(1,691,122)
	Total Net Assets	100.0%	$ 155,555,219
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $726,203, representing 0.5% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

41

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 509,906	$ —	$ 509,906	$ —
Austria	795,281	—	795,281	—
Belgium	645,742	—	645,742	—
Canada	1,516,575	1,516,575	—	—
Chile	573,410	—	573,410	—
China	4,112,522	—	4,112,522	—
Denmark	2,480,626	—	2,480,626	—
France	8,050,286	—	8,050,286	—
Germany	9,998,241	—	9,998,241	—
Ireland	2,621,621	1,834,816	786,805	—
Israel	690,838	690,838	—	—
Italy	2,532,836	—	2,532,836	—
Japan	13,757,012	713,347	13,043,665	—
Netherlands	1,682,674	—	1,682,674	—
Norway	2,334,582	—	2,334,582	—
South Korea	1,805,024	218,747	1,586,277	—
Spain	4,794,369	817,366	3,977,003	—
Sweden	1,966,228	—	1,966,228	—
Switzerland	2,757,986	—	2,757,986	—
Taiwan	1,867,522	—	1,867,522	—
United Kingdom	11,104,171	2,033,741	9,070,430	—
United States	66,713,407	66,713,407	—	—
Warrants	222,569	222,569	—	—
Short-Term Investments	13,712,913	6,305,094	7,407,819	—
Total	$ 157,246,341	$ 81,066,500	$ 76,179,841	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
42

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 26.9%
339,110	Hartford Core Equity Fund, Class F	$ 15,992,434
139,690	Hartford Large Cap Growth ETF	2,314,664
104,575	Hartford Multifactor US Equity ETF	4,378,555
101,901	Hartford Schroders Commodity Strategy ETF	2,212,780
129,974	Hartford Small Cap Value Fund, Class F	1,610,374
196,251	The Hartford Equity Income Fund, Class F	4,417,604
71,043	The Hartford Growth Opportunities Fund, Class F	3,339,027
77,773	The Hartford Small Company Fund, Class F	1,701,671
	Total Domestic Equity Funds (cost $29,625,679)	$ 35,967,109
	International/Global Equity Funds - 9.9%
114,257	Hartford Multifactor Developed Markets (ex-US) ETF	3,350,015
70,738	Hartford Schroders Emerging Markets Equity Fund, Class F	1,356,750
326,181	Hartford Schroders International Multi-Cap Value Fund, Class F	3,362,921
112,285	The Hartford International Growth Fund, Class F	1,935,797
183,335	The Hartford International Opportunities Fund, Class F	3,307,370
	Total International/Global Equity Funds (cost $12,339,850)	$ 13,312,853
	Taxable Fixed Income Funds - 62.9%
700,743	Hartford Core Bond ETF	27,844,163
1,563,461	Hartford Schroders Sustainable Core Bond Fund, Class F	15,744,056
573,812	The Hartford Inflation Plus Fund, Class F	6,575,885
1,793,848	The Hartford Strategic Income Fund, Class F	15,749,984
1,767,055	The Hartford World Bond Fund, Class F	18,324,362
	Total Taxable Fixed Income Funds (cost $85,845,359)	$ 84,238,450
	Total Affiliated Investment Companies (cost $127,810,888)	$ 133,518,412
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
247,927	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		$ 247,927
	Total Short-Term Investments (cost $247,927)		$ 247,927
	Total Investments (cost $128,058,815)	99.9%	$ 133,766,339
	Other Assets and Liabilities	0.1%	127,190
	Total Net Assets	100.0%	$ 133,893,529
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 133,518,412	$ 133,518,412	$ —	$ —
Short-Term Investments	247,927	247,927	—	—
Total	$ 133,766,339	$ 133,766,339	$ —	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
43

Hartford Core Equity Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.7%
4,411,800	Ford Motor Co.	$ 89,559,540
130,186	Tesla, Inc.*	121,947,830
		211,507,370
	Banks - 5.4%
6,540,939	Bank of America Corp.	301,798,926
1,870,925	JP Morgan Chase & Co.	278,019,455
432,768	PNC Financial Services Group, Inc.	89,145,880
		668,964,261
	Capital Goods - 6.6%
920,873	AMETEK, Inc.	125,947,800
354,419	Deere & Co.	133,403,312
1,246,249	Fortune Brands Home & Security, Inc.	117,359,268
483,810	IDEX Corp.	104,232,027
460,199	Illinois Tool Works, Inc.	107,649,750
990,840	Johnson Controls International plc	72,004,343
1,628,970	Raytheon Technologies Corp.	146,916,804
		807,513,304
	Commercial & Professional Services - 2.1%
452,976	Equifax, Inc.	108,605,526
935,920	Leidos Holdings, Inc.	83,718,044
516,523	Republic Services, Inc.	65,939,326
		258,262,896
	Consumer Durables & Apparel - 1.2%
993,146	NIKE, Inc. Class B	147,055,128
	Consumer Services - 2.8%
519,647	Airbnb, Inc. Class A*	80,010,049
41,011	Booking Holdings, Inc.*	100,728,347
639,955	McDonald's Corp.	166,036,325
		346,774,721
	Diversified Financials - 5.4%
1,043,602	American Express Co.	187,660,512
157,696	BlackRock, Inc.	129,774,346
1,544,009	Charles Schwab Corp.	135,409,589
2,112,381	Morgan Stanley	216,603,548
		669,447,995
	Energy - 1.7%
1,830,293	EOG Resources, Inc.	204,041,064
	Food & Staples Retailing - 0.9%
1,395,596	Sysco Corp.	109,065,827
	Food, Beverage & Tobacco - 2.2%
667,944	Constellation Brands, Inc. Class A	158,803,686
1,263,563	Monster Beverage Corp.*	109,576,183
		268,379,869
	Health Care Equipment & Services - 7.2%
911,149	Abbott Laboratories	116,135,052
1,454,354	Baxter International, Inc.	124,260,006
482,675	Becton Dickinson and Co.	122,667,024
1,478,019	Hologic, Inc.*	103,816,055
369,372	Laboratory Corp. of America Holdings*	100,232,786
678,234	UnitedHealth Group, Inc.	320,513,041
		887,623,964
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Household & Personal Products - 3.1%
1,419,455	Colgate-Palmolive Co.	$ 117,034,065
1,679,914	Procter & Gamble Co.	269,542,201
		386,576,266
	Insurance - 1.8%
631,912	Chubb Ltd.	124,663,599
881,056	Progressive Corp.	95,735,545
		220,399,144
	Materials - 1.0%
829,873	PPG Industries, Inc.	129,626,163
	Media & Entertainment - 10.5%
252,408	Alphabet, Inc. Class A*	683,033,717
909,359	Meta Platforms, Inc. Class A*	284,865,800
308,160	Netflix, Inc.*	131,627,462
1,343,360	Walt Disney Co.*	192,060,179
		1,291,587,158
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
531,172	Danaher Corp.	151,803,646
815,398	Eli Lilly & Co.	200,090,515
3,477,442	Pfizer, Inc.	183,226,419
227,712	Regeneron Pharmaceuticals, Inc.*	138,583,246
331,672	Thermo Fisher Scientific, Inc.	192,800,934
		866,504,760
	Real Estate - 1.6%
464,477	American Tower Corp. REIT	116,815,965
1,677,033	Gaming and Leisure Properties, Inc. REIT	75,768,351
		192,584,316
	Retailing - 5.4%
157,528	Amazon.com, Inc.*	471,240,286
2,731,469	TJX Cos., Inc.	196,583,824
		667,824,110
	Semiconductors & Semiconductor Equipment - 5.6%
1,031,633	Advanced Micro Devices, Inc.*	117,864,070
307,018	KLA Corp.	119,512,897
246,301	NVIDIA Corp.	60,309,263
814,518	QUALCOMM, Inc.	143,159,683
559,651	Teradyne, Inc.	65,719,817
992,765	Texas Instruments, Inc.	178,191,390
		684,757,120
	Software & Services - 12.1%
869,108	Fidelity National Information Services, Inc.	104,223,431
575,418	Global Payments, Inc.	86,243,650
931,438	GoDaddy, Inc. Class A*	70,519,171
526,297	Mastercard, Inc. Class A	203,350,635
2,172,516	Microsoft Corp.	675,609,026
165,406	Palo Alto Networks, Inc.*	85,581,064
717,178	salesforce.com, Inc.*	166,837,118
395,406	Workday, Inc. Class A*	100,041,672
		1,492,405,767
	Technology Hardware & Equipment - 10.2%
3,533,323	Apple, Inc.	617,554,194
648,636	CDW Corp.	122,624,636
3,416,709	Corning, Inc.	143,638,446
507,932	F5 Networks, Inc.*	105,456,842

44

Hartford Core Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Technology Hardware & Equipment - 10.2% - (continued)
670,719	Motorola Solutions, Inc.		$ 155,566,565
1,265,221	NetApp, Inc.		109,454,269
			1,254,294,952
	Telecommunication Services - 1.0%
2,382,342	Verizon Communications, Inc.		126,812,065
	Transportation - 1.1%
534,823	FedEx Corp.		131,491,583
	Utilities - 2.1%
1,535,596	American Electric Power Co., Inc.		138,817,878
1,145,031	Duke Energy Corp.		120,296,957
			259,114,835
	Total Common Stocks (cost $7,798,505,204)		$ 12,282,614,638
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 11,325,842	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $ 11,325,848 ; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $ 11,552,400		$ 11,325,842
	Total Short-Term Investments (cost $11,325,842)		$ 11,325,842
	Total Investments (cost $7,809,831,046)	99.8%	$ 12,293,940,480
	Other Assets and Liabilities	0.2%	19,959,469
	Total Net Assets	100.0%	$ 12,313,899,949
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

45

Hartford Core Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 211,507,370	$ 211,507,370	$ —	$ —
Banks	668,964,261	668,964,261	—	—
Capital Goods	807,513,304	807,513,304	—	—
Commercial & Professional Services	258,262,896	258,262,896	—	—
Consumer Durables & Apparel	147,055,128	147,055,128	—	—
Consumer Services	346,774,721	346,774,721	—	—
Diversified Financials	669,447,995	669,447,995	—	—
Energy	204,041,064	204,041,064	—	—
Food & Staples Retailing	109,065,827	109,065,827	—	—
Food, Beverage & Tobacco	268,379,869	268,379,869	—	—
Health Care Equipment & Services	887,623,964	887,623,964	—	—
Household & Personal Products	386,576,266	386,576,266	—	—
Insurance	220,399,144	220,399,144	—	—
Materials	129,626,163	129,626,163	—	—
Media & Entertainment	1,291,587,158	1,291,587,158	—	—
Pharmaceuticals, Biotechnology & Life Sciences	866,504,760	866,504,760	—	—
Real Estate	192,584,316	192,584,316	—	—
Retailing	667,824,110	667,824,110	—	—
Semiconductors & Semiconductor Equipment	684,757,120	684,757,120	—	—
Software & Services	1,492,405,767	1,492,405,767	—	—
Technology Hardware & Equipment	1,254,294,952	1,254,294,952	—	—
Telecommunication Services	126,812,065	126,812,065	—	—
Transportation	131,491,583	131,491,583	—	—
Utilities	259,114,835	259,114,835	—	—
Short-Term Investments	11,325,842	—	11,325,842	—
Total	$ 12,293,940,480	$ 12,282,614,638	$ 11,325,842	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
46

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Banks - 6.4%
7,954,359	Bank of America Corp.	$ 367,014,124
2,752,744	JP Morgan Chase & Co.	409,057,759
1,084,392	PNC Financial Services Group, Inc.	223,373,908
		999,445,791
	Capital Goods - 6.6%
723,805	General Dynamics Corp.	153,519,041
2,281,262	Ingersoll Rand, Inc.	128,229,737
1,663,291	Johnson Controls International plc	120,871,357
596,396	Lockheed Martin Corp.	232,075,576
2,153,231	Otis Worldwide Corp.	183,950,524
2,264,070	Raytheon Technologies Corp.	204,196,473
		1,022,842,708
	Commercial & Professional Services - 1.0%
1,025,967	Waste Management, Inc.	154,346,475
	Consumer Services - 2.3%
1,302,328	Hilton Worldwide Holdings, Inc.*	188,980,816
656,312	McDonald's Corp.	170,280,149
		359,260,965
	Diversified Financials - 5.7%
1,306,051	American Express Co.	234,854,091
179,979	BlackRock, Inc.	148,111,918
2,549,877	Charles Schwab Corp.	223,624,213
822,700	Northern Trust Corp.	95,959,728
451,843	S&P Global, Inc.	187,614,250
		890,164,200
	Energy - 4.6%
1,657,695	Chevron Corp.	217,705,084
2,606,495	ConocoPhillips	230,987,587
1,177,719	Marathon Petroleum Corp.	84,501,338
3,287,153	TotalEnergies SE ADR	186,710,291
		719,904,300
	Food & Staples Retailing - 2.5%
2,226,972	Sysco Corp.	174,037,862
1,491,398	Walmart, Inc.	208,512,354
		382,550,216
	Food, Beverage & Tobacco - 2.9%
4,141,583	Coca-Cola Co.	252,677,979
3,042,244	Mondelez International, Inc. Class A	203,921,615
		456,599,594
	Health Care Equipment & Services - 7.2%
452,191	Anthem, Inc.	199,411,709
755,388	Becton Dickinson and Co.	191,974,306
587,619	HCA Healthcare, Inc.	141,057,941
1,941,312	Medtronic plc	200,906,379
816,970	UnitedHealth Group, Inc.	386,075,513
		1,119,425,848
	Household & Personal Products - 0.8%
1,546,973	Colgate-Palmolive Co.	127,547,924
	Insurance - 6.3%
3,394,288	American International Group, Inc.	196,020,132
1,684,484	Chubb Ltd.	332,315,004
2,132,278	MetLife, Inc.	142,990,563
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Insurance - 6.3% - (continued)
1,123,757	Principal Financial Group, Inc.	$ 82,101,686
1,965,469	Prudential Financial, Inc.	219,287,376
		972,714,761
	Materials - 3.4%
1,305,721	Celanese Corp.	203,313,817
1,869,862	FMC Corp.	206,376,669
737,697	PPG Industries, Inc.	115,228,271
		524,918,757
	Media & Entertainment - 5.3%
193,403	Alphabet, Inc. Class A*	523,362,056
5,966,901	Comcast Corp. Class A	298,285,381
		821,647,437
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
707,682	Agilent Technologies, Inc.	98,594,256
2,567,638	AstraZeneca plc ADR	149,462,208
3,772,243	Bristol-Myers Squibb Co.	244,780,848
2,211,362	Merck & Co., Inc.	180,181,776
1,952,692	Novartis AG ADR	169,708,462
6,993,925	Pfizer, Inc.	368,509,908
		1,211,237,458
	Real Estate - 3.0%
595,936	American Tower Corp. REIT	149,877,904
7,262,089	Host Hotels & Resorts, Inc. REIT*	125,924,623
543,630	Public Storage REIT	194,907,664
		470,710,191
	Retailing - 3.4%
481,849	Home Depot, Inc.	176,828,946
735,621	Lowe's Cos., Inc.	174,599,645
2,405,159	TJX Cos., Inc.	173,099,293
		524,527,884
	Semiconductors & Semiconductor Equipment - 2.9%
217,683	Broadcom, Inc.	127,536,116
1,405,205	Micron Technology, Inc.	115,606,215
1,128,009	Texas Instruments, Inc.	202,466,336
		445,608,667
	Software & Services - 9.5%
229,647	Accenture plc Class A	81,198,586
3,311,555	Cognizant Technology Solutions Corp. Class A	282,873,028
2,281,633	Fidelity National Information Services, Inc.	273,613,429
2,279,076	Microsoft Corp.	708,747,055
584,066	Visa, Inc. Class A	132,098,207
		1,478,530,305
	Technology Hardware & Equipment - 6.4%
2,554,549	Apple, Inc.	446,484,074
4,646,393	Cisco Systems, Inc.	258,664,698
1,804,959	Corning, Inc.	75,880,476
5,744,165	HP, Inc.	210,983,181
		992,012,429
	Telecommunication Services - 2.2%
6,252,190	Verizon Communications, Inc.	332,804,074
	Transportation - 1.4%
1,149,528	Ryanair Holdings plc ADR*	128,310,316
389,946	Union Pacific Corp.	95,361,294
		223,671,610

47

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.0% - (continued)
	Utilities - 4.4%
1,983,530	Dominion Energy, Inc.		$ 159,991,530
1,620,377	Duke Energy Corp.		170,236,808
3,562,196	Exelon Corp.		206,429,258
1,043,482	Sempra Energy		144,167,473
			680,825,069
	Total Common Stocks (cost $9,238,489,182)		$ 14,911,296,663
SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.9%
$ 454,383,183	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $908,766,871; collateralized by U.S. Treasury Note at 4.625%, maturing 11/15/2028, with a market value of $463,470,945		$ 454,383,183
	Total Short-Term Investments (cost $454,383,183)		$ 454,383,183
	Total Investments (cost $9,692,872,365)	98.9%	$ 15,365,679,846
	Other Assets and Liabilities	1.1%	176,685,689
	Total Net Assets	100.0%	$ 15,542,365,535
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 999,445,791	$ 999,445,791	$ —	$ —
Capital Goods	1,022,842,708	1,022,842,708	—	—
Commercial & Professional Services	154,346,475	154,346,475	—	—
Consumer Services	359,260,965	359,260,965	—	—
Diversified Financials	890,164,200	890,164,200	—	—
Energy	719,904,300	719,904,300	—	—
Food & Staples Retailing	382,550,216	382,550,216	—	—
Food, Beverage & Tobacco	456,599,594	456,599,594	—	—
Health Care Equipment & Services	1,119,425,848	1,119,425,848	—	—
Household & Personal Products	127,547,924	127,547,924	—	—
Insurance	972,714,761	972,714,761	—	—
Materials	524,918,757	524,918,757	—	—
Media & Entertainment	821,647,437	821,647,437	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,211,237,458	1,211,237,458	—	—
Real Estate	470,710,191	470,710,191	—	—
Retailing	524,527,884	524,527,884	—	—
Semiconductors & Semiconductor Equipment	445,608,667	445,608,667	—	—
Software & Services	1,478,530,305	1,478,530,305	—	—
Technology Hardware & Equipment	992,012,429	992,012,429	—	—
Telecommunication Services	332,804,074	332,804,074	—	—
Transportation	223,671,610	223,671,610	—	—
Utilities	680,825,069	680,825,069	—	—
Short-Term Investments	454,383,183	—	454,383,183	—
Total	$ 15,365,679,846	$ 14,911,296,663	$ 454,383,183	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
48

Hartford Emerging Markets Equity Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Brazil - 2.2%
512,100	Ambev S.A.	$ 1,443,690
106,973	Americanas S.A.*	638,801
77,300	Banco do Brasil S.A.	475,437
113,500	Cia Brasileira de Distribuicao	483,702
540,021	Cia Energetica de Minas Gerais	1,335,281
197,500	CPFL Energia S.A.	1,076,001
112,100	Embraer S.A.*	428,759
427,624	JBS S.A.	2,825,809
206,100	Marfrig Global Foods S.A.	872,512
121,000	Sao Martinho S.A.	837,186
59,540	StoneCo Ltd. Class A*	927,633
		11,344,811
	Cayman Islands - 0.7%
288,033	Hello Group, Inc.	2,802,561
97,000	Wuxi Biologics Cayman, Inc.*(1)	972,208
		3,774,769
	Chile - 0.6%
673,872	Cencosud S.A.	1,241,242
447,564	Falabella S.A.	1,593,003
		2,834,245
	China - 30.6%
7,064,131	Agricultural Bank of China Ltd. Class H	2,687,723
623,900	Alibaba Group Holding Ltd.*	9,778,735
62,138	Alibaba Group Holding Ltd. ADR*	7,816,339
800,921	Anhui Conch Cement Co., Ltd. Class H	4,236,492
202,600	ANTA Sports Products Ltd.	3,042,094
41,708	Autohome, Inc.	1,389,711
3,709,000	BAIC Motor Corp. Ltd. Class H(1)	1,360,949
14,793	Baidu, Inc. ADR*	2,363,034
21,578,205	Bank of China Ltd. Class H	8,411,024
6,206,224	Bank of Communications Co., Ltd. Class H	4,162,774
1,952,813	Baoshan Iron & Steel Co., Ltd. Class A	2,177,884
19,000	BYD Co., Ltd. Class H	561,964
7,325,345	China Cinda Asset Management Co., Ltd. Class H	1,339,721
4,771,137	China CITIC Bank Corp. Ltd. Class H	2,276,282
6,031,102	China Construction Bank Corp. Class H	4,627,956
456,500	China East Education Holdings Ltd.(1)(2)	235,630
1,081,000	China Everbright Bank Co., Ltd. Class H	406,129
583,000	China Feihe Ltd.(1)	808,482
1,950,000	China Galaxy Securities Co., Ltd. Class H	1,156,301
794,000	China Medical System Holdings Ltd.	1,329,576
160,000	China Mengniu Dairy Co., Ltd.	945,700
225,000	China Merchants Bank Co., Ltd. Class H	1,880,577
1,908,000	China National Building Material Co., Ltd. Class H	2,478,210
91,600	China Northern Rare Earth Group High-Tech Co., Ltd.	545,082
2,119,500	China Railway Group Ltd. Class A	2,082,066
1,445,000	China Resources Pharmaceutical Group Ltd.(1)	706,625
494,000	China Yongda Automobiles Services Holdings Ltd.	632,078
1,562,000	China Yuhua Education Corp. Ltd.(1)	339,875
89,400	Chongqing Brewery Co., Ltd. Class A*	1,873,575
1,421,500	CITIC Securities Co., Ltd. Class H	3,806,519
6,200	Contemporary Amperex Technology Co., Ltd.	598,841
1,008,149	COSCO Shipping Holdings Co., Ltd. Class H*(2)	1,834,054
2,332,000	CSPC Pharmaceutical Group Ltd.	2,834,288
10,661	Daqo New Energy Corp. ADR*	427,719
2,312,000	Dongfeng Motor Group Co., Ltd. Class H	2,038,826
431,000	Dongyue Group Ltd.	527,507
132,900	East Money Information Co., Ltd.	664,341
977,200	GF Securities Co., Ltd. Class H	1,693,810
1,465,600	Guangzhou R&F Properties Co., Ltd. Class H(2)	652,347
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	China - 30.6% - (continued)
247,000	Haier Smart Home Co., Ltd. Class H	$ 990,233
538,700	Haitong Securities Co., Ltd. Class H	484,784
65,288	Hoshine Silicon Industry Co., Ltd.	1,087,334
254,200	Huatai Securities Co., Ltd. Class H(1)	451,869
23,788	Imeik Technology Development Co., Ltd.	1,665,998
714,000	Industrial & Commercial Bank of China Ltd. Class H	432,573
25,365	JD.com, Inc. ADR*	1,899,331
56,799	JD.com, Inc. Class A*	2,152,761
37,500	JiuGui Liquor Co., Ltd. Class A	966,168
21,147	KE Holdings, Inc.*	460,793
3,350,000	Lenovo Group Ltd.	3,630,421
507,000	Li Ning Co., Ltd.	4,947,306
66,968	Lufax Holding Ltd. ADR*	332,831
444,900	Luxi Chemical Group Co., Ltd.	995,448
66,600	Meituan Class B*(1)	1,986,967
39,747	NetEase, Inc. ADR	4,108,250
441,026	New Oriental Education & Technology Group, Inc. ADR*	630,667
242,800	North Industries Group Red Arrow Co., Ltd.*	707,817
714,000	Orient Securities Co., Ltd.(1)	559,610
6,721,098	People's Insurance Co., Group of China Ltd. Class H	2,126,890
5,962,800	PetroChina Co., Ltd. Class A	4,743,828
14,773	Pinduoduo, Inc. ADR*	884,016
1,244,800	Shaanxi Coal Industry Co., Ltd. Class A	2,474,792
294,000	Shanxi Xishan Coal & Electricity Power Co., Ltd.	363,494
476,700	Shenzhen Overseas Chinese Town Co., Ltd.	583,810
21,101	Sichuan Swellfun Co., Ltd.	331,156
12,900	Silergy Corp.	1,743,621
792,249	Sinotruk Hong Kong Ltd.	1,178,438
697,400	Sunac China Holdings Ltd.	859,421
15,300	Sunny Optical Technology Group Co., Ltd.	395,009
258,280	Tencent Holdings Ltd.	16,184,412
430,164	Tencent Music Entertainment Group ADR*	2,658,414
215,565	Vipshop Holdings Ltd. ADR*	2,006,910
49,646	Weibo Corp.*	1,720,234
32,864	Yum China Holdings, Inc.	1,583,059
355,000	Zhongsheng Group Holdings Ltd.	2,727,151
		157,786,656
	Hong Kong - 2.3%
1,092,000	Bosideng International Holdings Ltd.	532,280
526,000	CIMC Enric Holdings Ltd.	645,344
225,060	Hopson Development Holdings Ltd.	468,949
402,500	Kingboard Holdings Ltd.	1,943,159
399,000	Kingboard Laminates Holdings Ltd.	684,307
4,231,300	Shimao Group Holdings Ltd.(2)	3,118,446
2,401,000	Sino Biopharmaceutical Ltd.	1,655,857
2,498,600	Sun Art Retail Group Ltd.	912,440
4,660,000	Truly International Holdings Ltd.	1,882,677
		11,843,459
	Hungary - 0.7%
59,383	OTP Bank Nyrt*	3,445,826
	India - 10.4%
139,659	Adani Enterprises Ltd.	3,236,712
63,809	Adani Total Gas Ltd.	1,557,334
52,363	Adani Transmission Ltd.*	1,398,915
20,985	Apollo Hospitals Enterprise Ltd.	1,260,881
14,781	Bajaj Finserv Ltd.	3,133,990
81,930	Balkrishna Industries Ltd.	2,582,820
221,605	Bharat Electronics Ltd.	627,338
13,562	Coforge Ltd.	882,176
13,939	Deepak Nitrite Ltd.	420,047

49

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	India - 10.4% - (continued)
47,614	Divi's Laboratories Ltd.	$ 2,585,528
25,930	Dr Lal PathLabs Ltd.(1)	1,038,651
42,909	Havells India Ltd.	685,871
275,182	ICICI Bank Ltd.	2,956,320
87,118	Infosys Ltd.	2,049,686
102,194	JSW Steel Ltd.	870,639
23,424	L&T Technology Services Ltd.(1)	1,484,814
18,720	Larsen & Toubro Infotech Ltd.(1)	1,584,346
55,528	Mindtree Ltd.	3,007,650
1,374	MRF Ltd.	1,334,362
793,808	Power Finance Corp. Ltd.	1,303,255
475,736	Power Grid Corp. of India Ltd.	1,378,824
826,196	State Bank of India	6,016,853
68,291	Sun Pharmaceutical Industries Ltd.	767,219
29,145	Tata Elxsi Ltd.	2,988,529
99,812	Tata Steel Ltd.	1,471,779
118,311	Tech Mahindra Ltd.	2,361,690
71,100	Titan Co., Ltd.	2,267,104
5,659	UltraTech Cement Ltd.	549,990
87,179	United Spirits Ltd.*	1,018,242
168,359	Vedanta Ltd.	734,398
		53,555,963
	Indonesia - 0.5%
4,405,500	Astra International Tbk PT	1,686,104
9,173,800	Perusahaan Gas Negara Persero Tbk PT*	887,936
		2,574,040
	Malaysia - 1.6%
1,968,300	Hartalega Holdings Bhd	2,765,166
2,093,300	Inari Amertron Bhd	1,672,582
1,717,400	Kossan Rubber Industries Bhd	738,578
2,489,403	Supermax Corp. Bhd	701,827
5,055,700	Top Glove Corp. Bhd	2,572,845
		8,450,998
	Mexico - 1.4%
37,534	Controladora Vuela Cia de Aviacion S.A.B. de C.V.*	669,231
79,900	Grupo Aeroportuario del Sureste S.A.B. de C.V.	1,618,064
494,400	Grupo Bimbo S.A.B. de C.V. Series A	1,549,734
176,300	Grupo Financiero Banorte S.A.B. de C.V. Class O	1,115,165
347,600	Grupo Mexico S.A.B. de C.V. Series B	1,494,842
406,000	Orbia Advance Corp. S.A.B. de C.V.	951,033
		7,398,069
	Poland - 0.7%
39,782	Bank Polska Kasa Opieki S.A.	1,325,589
370	LPP S.A.	1,447,232
245,878	PGE Polska Grupa Energetyczna S.A.*	463,192
4,325	Santander Bank Polska S.A.	371,055
		3,607,068
	Qatar - 0.8%
1,030,324	Barwa Real Estate Co.	951,232
418,550	Industries Qatar QSC	1,934,687
93,408	Qatar Islamic Bank SAQ	502,828
1,349,612	United Development Co.	617,612
		4,006,359
	Russia - 4.5%
722,940	Gazprom PJSC ADR	6,293,420
32,800	Lukoil PJSC ADR	2,937,254
94,256	Magnit PJSC GDR	1,241,475
8,412	Novatek PJSC	1,765,679
66,793	Novolipetsk Steel PJSC GDR	1,855,987
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Russia - 4.5% - (continued)
89,654	PhosAgro PJSC GDR	$ 1,798,490
363,200	Sberbank of Russia PJSC ADR	5,094,960
432,620	Surgutneftegas PJSC ADR	2,038,553
		23,025,818
	Saudi Arabia - 4.0%
197,286	Al Rajhi Bank	7,792,794
502,407	Alinma Bank	4,010,525
99,729	Bank AlBilad*	1,477,900
138,351	Bank Al-Jazira	852,548
80,608	Riyad Bank	730,476
29,300	SABIC Agri-Nutrients Co.	1,319,785
10,250	Saudi Research & Media Group*	654,029
113,238	Saudi Telecom Co.	3,543,309
		20,381,366
	South Africa - 3.1%
24,560	Aspen Pharmacare Holdings Ltd.	330,641
72,143	Bid Corp. Ltd.	1,555,229
88,900	Impala Platinum Holdings Ltd.	1,370,559
113,531	Investec Ltd.	640,560
410,367	MTN Group Ltd.*	5,160,744
240,667	MultiChoice Group Ltd.	1,973,842
94,167	Sasol Ltd.*	2,119,924
782,625	Sibanye Stillwater Ltd.	2,917,134
		16,068,633
	South Korea - 12.8%
137,511	BNK Financial Group, Inc.	927,449
82,169	Daewoo Engineering & Construction Co., Ltd.*	393,567
197,663	DGB Financial Group, Inc.	1,528,291
21,769	E-Mart, Inc.	2,422,921
33,057	Hana Financial Group, Inc.	1,245,534
20,586	Hankook Tire & Technology Co., Ltd.	581,290
20,208	Hyundai Mobis Co., Ltd.	3,966,879
25,400	Hyundai Motor Co.	4,093,944
186,726	Industrial Bank of Korea	1,621,212
45,953	Kakao Corp.	3,319,262
107,172	KB Financial Group, Inc.	5,311,410
81,671	Kia Corp.	5,694,569
12,438	Korea Gas Corp.*	365,868
10,153	Korea Investment Holdings Co., Ltd.	622,576
65,000	KT Corp.	1,707,795
53,306	KT Corp. ADR	690,846
88,743	LG Display Co., Ltd.	1,492,441
12,801	LG Electronics, Inc.	1,390,732
4,421	LG Innotek Co., Ltd.	1,329,171
34,800	NHN Corp.*	1,003,659
5,676	POSCO	1,269,684
4,486	Samsung Electro-Mechanics Co., Ltd.	682,491
302,334	Samsung Electronics Co., Ltd.	18,804,896
26,342	SD Biosensor, Inc.*	1,322,017
9,279	Silicon Works Co., Ltd.	1,063,896
2,165	SK Bioscience Co., Ltd.*	296,329
14,724	SK Telecom Co., Ltd.	700,790
13,816	SM Entertainment Co., Ltd.*	691,474
7,533	S-Oil Corp.	571,856
48,977	Woori Financial Group, Inc.	602,533
		65,715,382
	Taiwan - 13.8%
15,000	Advanced Energy Solution Holding Co., Ltd.	819,644
146,000	Ardentec Corp.	280,729
1,986,200	Cathay Financial Holding Co., Ltd.	4,607,083
97,900	Elan Microelectronics Corp.	581,222

50

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	Taiwan - 13.8% - (continued)
16,500	eMemory Technology, Inc.	$ 963,270
435,000	Evergreen Marine Corp. Taiwan Ltd.	1,845,587
2,280,865	Fubon Financial Holding Co., Ltd.	6,294,079
45,200	Global Unichip Corp.	793,651
52,700	International Games System Co., Ltd.	1,361,731
254,959	MediaTek, Inc.	10,126,765
17,000	momo.com, Inc.	694,669
29,900	Nan Ya Printed Circuit Board Corp.	525,054
87,500	Novatek Microelectronics Corp.	1,538,797
10,000	Parade Technologies Ltd.	738,292
466,000	Pegatron Corp.	1,171,380
89,300	Realtek Semiconductor Corp.	1,732,433
1,290,776	Taiwan Semiconductor Manufacturing Co., Ltd.	29,845,305
118,400	Unimicron Technology Corp.	887,614
2,038,724	United Microelectronics Corp.	4,259,505
251,000	Vanguard International Semiconductor Corp.	1,210,801
103,300	Wan Hai Lines Ltd.	566,269
385,000	Winbond Electronics Corp.	429,702
		71,273,582
	Thailand - 3.0%
497,600	Com7 PCL	1,173,197
490,100	Energy Absolute PCL	1,313,754
697,400	Kasikornbank PCL	3,152,386
485,300	Kiatnakin Phatra Bank PCL	1,013,016
635,900	PTT Exploration & Production PCL	2,473,316
2,190,000	PTT Global Chemical PCL	3,716,324
224,200	Siam Commercial Bank PCL	845,085
755,000	Thai Vegetable Oil PCL	719,965
237,400	Tisco Financial Group PCL	704,107
9,411,500	TMBThanachart Bank PCL	384,431
		15,495,581
	Turkey - 0.4%
365,900	Haci Omer Sabanci Holding AS	419,188
322,392	Turkiye Sise ve Cam Fabrikalari AS	334,003
4,517,390	Yapi ve Kredi Bankasi AS	1,386,402
		2,139,593
	United Arab Emirates - 2.1%
559,945	Abu Dhabi Islamic Bank PJSC	1,062,893
3,583,547	Aldar Properties PJSC	4,044,323
607,137	Emirates NBD Bank PJSC	2,214,324
165,162	Emirates Telecommunications Group Co. PJSC	1,487,331
319,600	First Abu Dhabi Bank PJSC	1,740,243
		10,549,114
	Total Common Stocks (cost $434,034,781)	$ 495,271,332
PREFERRED STOCKS - 2.0%
	Brazil - 2.0%
273,300	Cia de Transmissao de Energia Eletrica Paulista	$ 1,243,466
1,505,900	Petroleo Brasileiro S.A.	9,174,190
		10,417,656
	Total Preferred Stocks (cost $8,620,232)	$ 10,417,656
Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	China - 0.0%
213,225	Citic Securities Co., Ltd.		$ 84,228
	Total Rights (cost $—)		$ 84,228
	Total Long-Term Investments (cost $442,655,013)		$ 505,773,216
SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 1.5%
7,782,107	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $7,782,111; collateralized by U.S. Treasury Note at 3.125%, maturing 11/15/2028, with a market value of $7,937,830		$ 7,782,107
	Securities Lending Collateral - 0.5%
85,322	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		85,322
2,297,805	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		2,297,805
130,161	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		130,161
			2,513,288
	Total Short-Term Investments (cost $10,295,395)		$ 10,295,395
	Total Investments (cost $452,950,408)	100.2%	$ 516,068,611
	Other Assets and Liabilities	(0.2)%	(1,232,230)
	Total Net Assets	100.0%	$ 514,836,381
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $11,530,026, representing 2.2% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.

51

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	58	03/18/2022	$ 3,551,920	$ (7,593)
Total futures contracts				$ (7,593)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 11,344,811	$ 11,344,811	$ —	$ —
Cayman Islands	3,774,769	2,802,561	972,208	—
Chile	2,834,245	2,834,245	—	—
China	157,786,656	31,121,051	126,665,605	—
Hong Kong	11,843,459	—	11,843,459	—
Hungary	3,445,826	—	3,445,826	—
India	53,555,963	1,557,334	51,998,629	—
Indonesia	2,574,040	—	2,574,040	—
Malaysia	8,450,998	6,778,416	1,672,582	—
Mexico	7,398,069	7,398,069	—	—
Poland	3,607,068	371,055	3,236,013	—
Qatar	4,006,359	2,437,515	1,568,844	—
Russia	23,025,818	1,765,679	21,260,139	—
Saudi Arabia	20,381,366	20,381,366	—	—
South Africa	16,068,633	2,526,430	13,542,203	—
South Korea	65,715,382	2,309,192	63,406,190	—
Taiwan	71,273,582	—	71,273,582	—
Thailand	15,495,581	15,495,581	—	—
Turkey	2,139,593	334,003	1,805,590	—
United Arab Emirates	10,549,114	1,740,243	8,808,871	—
Preferred Stocks	10,417,656	10,417,656	—	—
Rights	84,228	—	84,228	—
Short-Term Investments	10,295,395	2,513,288	7,782,107	—
Total	$ 516,068,611	$ 124,128,495	$ 391,940,116	$ —
Liabilities
Futures Contracts(2)	$ (7,593)	$ (7,593)	$ —	$ —
Total	$ (7,593)	$ (7,593)	$ —	$ —

(1)	For the period ended January 31, 2022, investments valued at $2,560,752 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
52

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9%
	Argentina - 0.4%
	YPF S.A.
$ 240,000	6.95%, 07/21/2027(1)	$ 157,125
61,250	8.50%, 03/23/2025	52,547
		209,672
	Azerbaijan - 0.3%
165,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/2024(1)	165,000
	Bermuda - 0.7%
	Ooredoo International Finance Ltd.
200,000	2.63%, 04/08/2031(1)	197,274
215,000	3.25%, 02/21/2023(1)	219,296
		416,570
	Brazil - 0.7%
200,000	Banco do Brasil S.A. 4.88%, 01/11/2029	204,750
200,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(1)	202,100
		406,850
	British Virgin Islands - 1.2%
120,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029	121,733
200,000	Gold Fields Orogen Holdings BVI Ltd. 6.13%, 05/15/2029(1)	224,660
200,000	Huarong Finance Co., Ltd. 3.25%, 11/13/2024(1)	195,250
171,934	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	182,894
		724,537
	Bulgaria - 0.4%
EUR 200,000	Bulgarian Energy Holding 2.45%, 07/22/2028(1)	218,949
	Cayman Islands - 3.8%
$ 265,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(2)	272,287
195,998	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(3)	146,313
200,000	CDBL Funding 2.00%, 03/04/2026(1)	194,817
205,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(1)	164,000
200,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 year USD CMT + 5.750% thereafter)(1)(4)(5)	213,796
210,000	Meituan 2.13%, 10/28/2025(2)	198,293
490,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	495,151
400,000	Sands China Ltd. 2.30%, 03/08/2027(2)	363,432
49,609	Sparc EM SPC Panama Metro 0.00%, 12/05/2022(1)(3)	49,092
225,000	Tencent Holdings Ltd. 3.24%, 06/03/2050(2)	199,617
		2,296,798
	Chile - 0.3%
200,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(1)	208,500
	China - 0.4%
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(2)	243,990
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Colombia - 0.9%
$ 200,000	Bancolombia S.A. 3.00%, 01/29/2025	$ 196,640
	Ecopetrol S.A.
145,000	4.63%, 11/02/2031	133,589
70,000	5.38%, 06/26/2026	72,499
140,000	6.88%, 04/29/2030	150,035
		552,763
	Cyprus - 0.3%
200,000	Interpipe Holdings plc 8.38%, 05/13/2026(2)	150,500
	Guatemala - 0.3%
200,000	CT Trust 5.13%, 02/03/2032	203,546
	Hong Kong - 0.9%
260,000	AIA Group Ltd. 3.38%, 04/07/2030(1)	273,363
275,000	CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 5 year USD CMT + 1.750% thereafter)(1)(4)	278,017
		551,380
	India - 0.5%
285,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	299,594
	Ireland - 0.9%
400,000	Gtlk Europe Capital DAC 4.65%, 03/10/2027(1)	358,200
200,000	PJSC Koks via IMH Capital DAC 5.90%, 09/23/2025(2)	194,000
		552,200
	Isle of Man - 0.3%
200,000	AngloGold Ashanti Holdings plc 3.38%, 11/01/2028	193,345
	Israel - 1.5%
200,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.26% fixed rate until 01/21/2027; 5 year USD CMT + 2.155% thereafter)(1)(2)(4)	194,500
	Energean Israel Finance Ltd.
135,000	4.50%, 03/30/2024(1)(2)	135,236
25,000	4.88%, 03/30/2026(1)(2)	24,531
100,000	5.38%, 03/30/2028(1)(2)	97,250
45,000	5.88%, 03/30/2031(1)(2)	43,596
200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(2)	217,000
	Leviathan Bond Ltd.
70,000	6.50%, 06/30/2027(1)(2)	74,466
105,000	6.75%, 06/30/2030(1)(2)	111,956
		898,535
	Jersey - 1.0%
	Galaxy Pipeline Assets Bidco Ltd.
230,000	2.16%, 03/31/2034(1)	220,489
200,000	2.16%, 03/31/2034(2)	191,730
200,000	2.63%, 03/31/2036(2)	188,254
		600,473
	Luxembourg - 1.9%
200,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036	199,416
191,908	Guara Norte S.a.r.l. 5.20%, 06/15/2034(2)	179,196
200,000	Kernel Holding S.A. 6.50%, 10/17/2024(2)	182,040

53

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Luxembourg - 1.9% - (continued)
	Millicom International Cellular S.A.
$ 180,000	5.13%, 01/15/2028(2)	$ 182,484
180,000	5.13%, 01/15/2028(1)	182,484
235,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(1)	234,671
		1,160,291
	Mauritius - 0.7%
200,000	Azure Power Energy Ltd. 3.58%, 08/19/2026(2)(6)	195,904
200,000	Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024(1)	207,000
		402,904
	Mexico - 1.3%
200,000	BBVA Bancomer S.A. 6.75%, 09/30/2022(1)	206,502
200,000	Braskem Idesa 6.99%, 02/20/2032(2)	198,500
200,000	Nemak S.A.B. de C.V. 3.63%, 06/28/2031(1)	184,776
100,000	Petroleos Mexicanos 7.69%, 01/23/2050	92,583
200,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(2)	119,743
		802,104
	Morocco - 0.3%
200,000	OCP S.A. 3.75%, 06/23/2031(1)	191,756
	Netherlands - 3.0%
425,000	Braskem Netherlands Finance B.V. 4.50%, 01/31/2030(1)	431,745
200,000	Embraer Netherlands Finance B.V. 6.95%, 01/17/2028(2)	216,830
197,000	Greenko Dutch B.V. 3.85%, 03/29/2026(2)	193,686
EUR 100,000	Metinvest B.V. 5.63%, 06/17/2025(2)	99,205
	Petrobras Global Finance B.V.
$ 35,000	5.50%, 06/10/2051	30,807
100,000	6.75%, 06/03/2050	100,142
360,000	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026	330,430
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	182,048
200,000	VTR Finance N.V. 6.38%, 07/15/2028(2)	204,000
		1,788,893
	Peru - 0.8%
295,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(2)	299,059
200,000	SAN Miguel Industrias Pet S.A. 3.50%, 08/02/2028(2)	192,452
		491,511
	Saudi Arabia - 0.7%
	Saudi Arabian Oil Co.
200,000	3.50%, 04/16/2029(1)	209,250
200,000	4.25%, 04/16/2039(1)	215,800
		425,050
	Singapore - 1.8%
205,000	BOC Aviation Ltd. 3.88%, 04/27/2026(2)(6)	214,456
200,000	Jollibee Worldwide Pte Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(1)(4)(5)	197,660
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.9% - (continued)
	Singapore - 1.8% - (continued)
$ 200,000	Medco Laurel Tree Pte Ltd. 6.95%, 11/12/2028(2)	$ 193,500
270,000	United Overseas Bank Ltd. 2.88%, 03/08/2027, (2.88% fixed rate until 03/08/2022; 5 year USD Swap + 1.654% thereafter)(1)(4)	270,391
200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(1)	201,473
		1,077,480
	South Korea - 0.3%
200,000	Woori Bank 2.00%, 01/20/2027	198,116
	Spain - 0.4%
250,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(2)	231,691
	Thailand - 0.3%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 year USD CMT + 1.900% thereafter)(1)(4)	199,634
	Turkey - 0.3%
200,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	180,624
	United Arab Emirates - 1.3%
200,000	National Central Cooling Co. PJSC 2.50%, 10/21/2027(1)	193,000
400,000	NBK SPC Ltd. 1.63%, 09/15/2027, (1.63% fixed rate until 09/15/2026; 1 mo. USD SOFR + 1.050% thereafter)(2)(4)	383,000
200,000	Sweihan PV Power Co. PJSC 3.63%, 01/31/2049	192,870
		768,870
	United Kingdom - 0.3%
200,000	Tullow Oil plc 7.00%, 03/01/2025(1)	167,760
	United States - 0.7%
200,000	DAE Funding LLC 3.38%, 03/20/2028(2)	197,500
200,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(2)(6)	191,500
		389,000
	Total Corporate Bonds (cost $17,886,626)	$ 17,368,886
FOREIGN GOVERNMENT OBLIGATIONS - 62.1%
	Argentina - 0.4%
ARS 8,156,474	Argentina Treasury Bond 1.20%, 03/18/2022(7)	$ 78,051
	Argentine Bonos del Tesoro
5,840,763	15.50%, 10/17/2026	21,510
8,645,000	16.00%, 10/17/2023	51,886

54

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.1% - (continued)
	Argentina - 0.4% - (continued)
$ 222,661	Argentine Republic Government International Bond 1.13%, 07/09/2035(8)	$ 68,470
ARS 3,970,000	Autonomous City of Buenos Aires Argentina 39.95%, 03/29/2024, Argentina Deposit Rates Badlar Pvt Banks + 3.250%(9)	36,890
		256,807
	Azerbaijan - 0.4%
$ 200,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(1)	210,710
	Brazil - 2.0%
BRL 3,188,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2024(3)	485,095
	Brazil Notas do Tesouro Nacional
16,000	10.00%, 01/01/2025	2,925
2,690,000	10.00%, 01/01/2027	485,067
785,000	10.00%, 01/01/2029	138,524
496,000	10.00%, 01/01/2031	86,770
		1,198,381
	Chile - 2.0%
	Bonos de la Tesoreria de la Republica en pesos
CLP 30,000,000	2.80%, 10/01/2033(1)(2)	28,188
475,000,000	5.00%, 03/01/2035	553,128
180,000,000	6.00%, 01/01/2043	230,480
$ 200,000	Chile Government International Bond 3.50%, 01/31/2034	204,300
200,000	Republic of Chile 2.75%, 01/31/2027	202,702
		1,218,798
	China - 6.7%
	China Government Bond
CNY 2,020,000	1.99%, 04/09/2025	313,573
450,000	2.36%, 07/02/2023	70,909
2,950,000	2.68%, 05/21/2030	458,659
1,900,000	2.85%, 06/04/2027	303,237
2,070,000	3.01%, 05/13/2028	332,431
200,000	3.02%, 05/27/2031	32,113
3,110,000	3.13%, 11/21/2029	501,882
2,280,000	3.25%, 06/06/2026	370,045
2,330,000	3.25%, 11/22/2028	379,171
2,590,000	3.27%, 11/19/2030	422,352
1,500,000	3.28%, 12/03/2027	244,841
2,160,000	3.29%, 05/23/2029	352,369
650,000	3.72%, 04/12/2051	109,331
910,000	3.81%, 09/14/2050	154,705
		4,045,618
	Colombia - 3.5%
	Colombian TES
COP 179,100,000	5.75%, 11/03/2027	39,681
164,900,000	6.00%, 04/28/2028	36,374
480,500,000	6.25%, 07/09/2036	93,005
502,600,000	7.00%, 03/26/2031	112,061
1,276,800,000	7.00%, 06/30/2032	279,438
1,012,000,000	7.25%, 10/18/2034	219,590
297,000,000	7.25%, 10/26/2050	58,977
1,618,700,000	7.50%, 08/26/2026	395,869
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.1% - (continued)
	Colombia - 3.5% - (continued)
COP 1,763,700,000	7.75%, 09/18/2030	$ 415,689
1,563,900,000	10.00%, 07/24/2024	417,835
		2,068,519
	Czech Republic - 2.3%
	Czech Republic Government Bond
CZK 2,640,000	0.05%, 11/29/2029	94,544
5,140,000	0.95%, 05/15/2030(1)	196,738
3,200,000	1.20%, 03/13/2031	123,231
610,000	1.50%, 04/24/2040	21,001
2,190,000	1.75%, 06/23/2032	87,619
2,750,000	2.00%, 10/13/2033	110,916
9,500,000	2.50%, 08/25/2028(1)	415,376
7,200,000	2.75%, 07/23/2029	318,887
660,000	4.20%, 12/04/2036(1)	33,600
		1,401,912
	Egypt - 0.9%
	Egypt Government Bond
EGP 1,620,000	14.48%, 04/06/2026	102,640
2,640,000	14.56%, 07/06/2026	167,768
	Egypt Government International Bond
$ 200,000	5.80%, 09/30/2027(2)	187,269
130,000	6.88%, 04/30/2040(1)	104,450
		562,127
	Hong Kong - 0.3%
200,000	Airport Authority Hong Kong 2.50%, 01/12/2032	198,929
	Hungary - 0.8%
	Hungary Government Bond
HUF 32,920,000	2.25%, 04/20/2033	80,137
28,520,000	3.00%, 08/21/2030	78,171
106,340,000	3.25%, 10/22/2031	292,175
		450,483
	Indonesia - 4.5%
	Indonesia Treasury Bond
IDR 1,026,000,000	5.13%, 04/15/2027	70,905
1,203,000,000	5.50%, 04/15/2026	84,315
1,827,000,000	5.63%, 05/15/2023	130,337
5,911,000,000	6.13%, 05/15/2028	412,849
1,618,000,000	6.50%, 02/15/2031	112,164
2,597,000,000	7.00%, 05/15/2027	191,859
3,465,000,000	7.50%, 08/15/2032	253,454
2,252,000,000	7.50%, 06/15/2035	164,570
3,485,000,000	7.50%, 05/15/2038	252,979
4,590,000,000	7.50%, 04/15/2040	335,426
3,019,000,000	8.25%, 06/15/2032	232,142
705,000,000	8.25%, 05/15/2036	54,363
2,251,000,000	8.38%, 04/15/2039	175,845
2,714,000,000	8.75%, 05/15/2031	216,637
		2,687,845
	Macedonia - 0.5%
	North Macedonia Government International Bond
EUR 140,000	1.63%, 03/10/2028(2)	146,067
110,000	3.68%, 06/03/2026(2)	129,504
		275,571
	Malaysia - 7.7%
	Malaysia Government Bond
MYR 185,000	3.48%, 03/15/2023	44,857

55

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.1% - (continued)
	Malaysia - 7.7% - (continued)
MYR 4,645,000	3.48%, 03/15/2023	$ 1,126,285
1,725,000	3.48%, 06/14/2024	418,183
375,000	3.50%, 05/31/2027	90,121
3,385,000	3.76%, 04/20/2023	824,311
790,000	3.76%, 05/22/2040	176,529
1,265,000	3.83%, 07/05/2034	296,016
1,215,000	3.89%, 08/15/2029	293,788
350,000	3.90%, 11/30/2026	85,857
255,000	3.90%, 11/16/2027	62,216
480,000	3.91%, 07/15/2026	117,818
810,000	3.96%, 09/15/2025	199,269
305,000	4.25%, 05/31/2035	74,236
210,000	4.64%, 11/07/2033	53,270
320,000	4.76%, 04/07/2037	82,400
	Malaysia Government Investment Issue
1,295,000	3.47%, 10/15/2030	303,798
700,000	3.66%, 10/15/2024	170,537
455,000	3.73%, 03/31/2026	110,530
35,000	4.13%, 08/15/2025	8,662
340,000	4.13%, 07/09/2029	83,855
		4,622,538
	Mexico - 6.9%
	Mexican Bonos
MXN 9,468,200	5.50%, 03/04/2027	418,280
13,504,800	5.75%, 03/05/2026	613,012
4,108,400	6.50%, 06/09/2022	199,049
11,981,200	7.50%, 06/03/2027	578,621
18,431,900	7.75%, 05/29/2031	896,826
2,103,000	7.75%, 11/23/2034	101,996
1,330,100	7.75%, 11/13/2042	62,876
4,718,600	8.00%, 11/07/2047	228,583
6,376,300	8.50%, 05/31/2029	324,472
10,124,200	8.50%, 11/18/2038	516,546
2,437,500	10.00%, 12/05/2024	125,501
1,764,500	10.00%, 11/20/2036	102,178
		4,167,940
	Oman - 0.3%
$ 200,000	Oman Government International Bond 7.00%, 01/25/2051(1)	201,000
	Peru - 2.6%
	Peru Government Bond
PEN 1,450,000	5.40%, 08/12/2034	340,513
585,000	5.94%, 02/12/2029	153,740
985,000	6.15%, 08/12/2032	253,448
1,045,000	6.35%, 08/12/2028	281,920
545,000	6.90%, 08/12/2037	142,601
1,045,000	6.95%, 08/12/2031	287,048
360,000	8.20%, 08/12/2026	105,636
		1,564,906
	Poland - 1.7%
	Republic of Poland Government Bond
PLN 1,750,000	2.50%, 07/25/2026	402,645
1,735,000	3.21%, 01/25/2026(9)	424,215
795,000	3.25%, 07/25/2025	190,611
		1,017,471
	Romania - 1.6%
$ 324,000	Romania 3.00%, 02/27/2027	324,303
	Romania Government Bond
RON 875,000	2.50%, 10/25/2027	173,648
360,000	3.65%, 09/24/2031	70,241
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.1% - (continued)
	Romania - 1.6% - (continued)
RON 410,000	4.75%, 02/24/2025	$ 92,857
590,000	4.75%, 10/11/2034	123,283
470,000	5.00%, 02/12/2029	105,423
	Romanian Government International Bond
EUR 10,000	2.63%, 12/02/2040(2)	9,325
85,000	2.63%, 12/02/2040(1)	79,262
		978,342
	Russia - 4.8%
	Russian Federal Bond - OFZ
RUB 27,720,000	5.90%, 03/12/2031	285,134
15,930,000	6.00%, 10/06/2027	176,546
16,390,000	6.10%, 07/18/2035	161,666
5,670,000	6.90%, 05/23/2029	64,152
24,325,000	7.00%, 08/16/2023	303,602
38,215,000	7.05%, 01/19/2028	442,119
12,370,000	7.25%, 05/10/2034	137,152
28,430,000	7.65%, 04/10/2030	333,364
2,075,000	7.70%, 03/23/2033	24,041
20,950,000	7.95%, 10/07/2026	256,760
24,755,000	8.15%, 02/03/2027	305,540
29,465,000	8.50%, 09/17/2031	363,394
		2,853,470
	Serbia - 1.2%
EUR 585,000	Serbia International Bond 3.13%, 05/15/2027(2)	700,224
	South Africa - 6.2%
	Republic of South Africa Government Bond
ZAR 3,775,000	6.25%, 03/31/2036	172,491
5,221,770	6.50%, 02/28/2041	226,877
13,930,000	7.00%, 02/28/2031	762,842
1,060,000	7.75%, 02/28/2023	70,683
4,215,000	8.00%, 01/31/2030	253,092
14,040,000	8.25%, 03/31/2032	823,217
4,985,000	8.50%, 01/31/2037	275,715
2,805,000	8.75%, 01/31/2044	153,481
11,610,000	8.88%, 02/28/2035	678,744
3,499,000	9.00%, 01/31/2040	198,535
1,680,000	10.50%, 12/21/2026	120,841
		3,736,518
	Supranational - 0.5%
14,700,000	Asian Development Bank 0.00%, 04/30/2040(3)	159,001
MXN 7,000,000	European Bank For Reconstruction & Development 0.00%, 01/19/2032(3)	137,489
TRY 1,000,000	International Finance Corp. 0.00%, 05/09/2027(3)	18,776
		315,266
	Thailand - 4.0%
	Thailand Government Bond
THB 7,410,318	1.25%, 03/12/2028(1)(7)	222,703
5,805,000	1.59%, 12/17/2035	155,145
7,352,000	1.60%, 12/17/2029	215,263
2,065,000	1.60%, 06/17/2035	55,665
1,095,000	1.88%, 06/17/2022	33,055
3,805,000	2.00%, 06/17/2042	99,135
6,290,000	2.13%, 12/17/2026	195,425
8,165,000	3.30%, 06/17/2038	262,430
4,800,000	3.40%, 06/17/2036	156,039
9,555,000	3.65%, 06/20/2031	323,274
7,820,000	3.78%, 06/25/2032	267,951

56

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 62.1% - (continued)
	Thailand - 4.0% - (continued)
THB 10,985,000	3.85%, 12/12/2025		$ 363,169
1,770,000	4.88%, 06/22/2029		63,959
			2,413,213
	Ukraine - 0.2%
$ 100,000	Ukraine Government International Bond 7.75%, 09/01/2024(1)		88,963
	Uruguay - 0.1%
UYU 1,245,000	Uruguay Government International Bond 8.50%, 03/15/2028(1)		27,882
	Total Foreign Government Obligations (cost $39,525,069)		$ 37,263,433
	Total Long-Term Investments (cost $57,411,695)		$ 54,632,319
SHORT-TERM INVESTMENTS - 5.1%
	Repurchase Agreements - 4.5%
2,708,900	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $2,708,902; collateralized by U.S. Treasury Bond at 1.125%, maturing 08/31/2028 , with a market value of $2,763,160		$ 2,708,900
	Securities Lending Collateral - 0.6%
11,610	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(10)		11,610
312,678	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(10)		312,678
17,712	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(10)		17,712
			342,000
	Total Short-Term Investments (cost $3,050,900)		$ 3,050,900
	Total Investments Excluding Purchased Options (cost $60,462,595)	96.1%	$ 57,683,219
	Total Purchased Options (cost $294,740)	0.3%	$ 177,386
	Total Investments (cost $60,757,335)	96.4%	$ 57,860,605
	Other Assets and Liabilities	3.6%	2,170,822
	Total Net Assets	100.0%	$ 60,031,427
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $10,500,924, representing 17.5% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $8,102,898, representing 13.5% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Represents entire or partial securities on loan.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(10)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2022
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
EUR Call/USD Put	MSC	1.15	EUR	02/14/2022	1,544,000	EUR	1,544,000	$ 347	$ 20,202	$ (19,855)
57

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

OTC Option Contracts Outstanding at January 31, 2022 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased – (continued):
Call – (continued):
USD Call/BRL Put	GSC	6.00	USD	03/10/2022	617,000	USD	617,000	$ 617	$ 12,669	$ (12,052)
USD Call/BRL Put	DEUT	6.34	USD	07/12/2022	915,000	USD	915,000	8,987	27,936	(18,949)
USD Call/CHN Put	MSC	6.46	USD	07/07/2022	1,204,000	USD	1,204,000	11,077	14,990	(3,913)
USD Call/INR Put	GSC	77.10	USD	03/15/2022	604,000	USD	604,000	621	6,310	(5,689)
USD Call/INR Put	CBK	76.72	USD	04/28/2022	586,000	USD	586,000	2,857	9,543	(6,686)
USD Call/MXN Put	MSC	21.00	USD	04/18/2022	836,000	USD	836,000	15,299	25,640	(10,341)
USD Call/MXN Put	GSC	21.23	USD	05/02/2022	875,000	USD	875,000	15,053	26,185	(11,132)
USD Call/RUB Put	MSC	85.94	USD	04/27/2022	891,000	USD	891,000	15,058	19,970	(4,912)
USD Call/ZAR Put	CBK	17.09	USD	02/22/2022	1,199,000	USD	1,199,000	599	22,661	(22,062)
USD Call/ZAR Put	MSC	17.11	USD	07/25/2022	1,201,000	USD	1,201,000	22,459	22,195	264
Total Call								$ 92,974	$ 208,301	$ (115,327)
Put
AUD Put/ USD Call	MSC	0.69	AUD	04/07/2022	830,000	AUD	830,000	$ 6,103	$ 4,268	$ 1,835
AUD Put/ USD Call	MSC	0.69	AUD	04/25/2022	420,000	AUD	420,000	2,970	2,398	572
GBP Put/ USD Call	MSC	1.31	GBP	03/29/2022	477,000	GBP	477,000	1,796	5,641	(3,845)
NZD Put/ USD Call	MSC	0.65	NZD	04/21/2022	1,350,000	NZD	1,350,000	11,104	7,419	3,685
USD Put/MXN Call	MSC	20.65	USD	03/04/2022	599,000	USD	599,000	6,246	5,685	561
USD Put/MXN Call	MSC	21.00	USD	04/18/2022	836,000	USD	836,000	19,311	25,639	(6,328)
USD Put/MXN Call	GSC	21.23	USD	05/02/2022	875,000	USD	875,000	26,368	26,184	184
USD Put/RUB Call	MSC	74.52	USD	04/27/2022	891,000	USD	891,000	10,514	9,205	1,309
Total Put								$ 84,412	$ 86,439	$ (2,027)
Total purchased OTC option contracts								$ 177,386	$ 294,740	$ (117,354)
Written option contracts:
Call
USD Call/CHN Put	MSC	6.88	USD	07/07/2022	(3,613,000)	USD	(3,613,000)	$ (4,336)	$ (8,491)	$ 4,155
USD Call/INR Put	GSC	78.60	USD	03/15/2022	(604,000)	USD	(604,000)	(183)	(2,691)	2,508
USD Call/INR Put	CBK	79.11	USD	04/28/2022	(586,000)	USD	(586,000)	(702)	(4,026)	3,324
USD Call/RUB Put	MSC	79.59	USD	04/27/2022	(891,000)	USD	(891,000)	(31,185)	(38,357)	7,172
USD Call/ZAR Put	CBK	17.66	USD	02/22/2022	(1,199,000)	USD	(1,199,000)	(263)	(8,579)	8,316
USD Call/ZAR Put	MSC	18.87	USD	07/25/2022	(1,201,000)	USD	(1,201,000)	(7,566)	(7,782)	216
Total Call								$ (44,235)	$ (69,926)	$ 25,691
Puts
USD Put/BRL Call	GSC	5.09	USD	03/10/2022	(617,000)	USD	(617,000)	$ (2,160)	$ (9,838)	$ 7,678
USD Put/BRL Call	DEUT	5.02	USD	07/12/2022	(915,000)	USD	(915,000)	(7,536)	(20,543)	13,007
USD Put/RUB Call	MSC	79.59	USD	04/27/2022	(891,000)	USD	(891,000)	(37,511)	(33,845)	(3,666)
USD Put/RUB Call	MSC	77.81	USD	07/12/2022	(600,000)	USD	(600,000)	(17,861)	(25,923)	8,062
USD Put/THB Call	MSC	33.62	USD	04/08/2022	(1,797,000)	USD	(1,797,000)	(32,504)	(23,487)	(9,017)
USD Put/TRY Call	MSC	15.15	USD	07/20/2022	(601,000)	USD	(601,000)	(57,876)	(54,216)	(3,660)
USD Put/ZAR Call	MSC	14.67	USD	07/25/2022	(1,201,000)	USD	(1,201,000)	(18,015)	(18,057)	42
Total puts								$ (173,463)	$ (185,909)	$ 12,446
Total Written Option Contracts OTC option contracts								$ (217,698)	$ (255,835)	$ 38,137

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	9	03/31/2022	$ 1,949,906	$ (10,618)
U.S. Treasury Long Bond Future	1	03/22/2022	155,625	(221)
U.S. Treasury Ultra Bond Future	2	03/22/2022	377,875	(8,575)
Total				$ (19,414)
58

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Futures Contracts Outstanding at January 31, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	3	03/08/2022	$ 445,695	$ 5,738
Euro-BUND Future	2	03/08/2022	379,974	10,199
Euro-Schatz Future	2	03/08/2022	251,372	610
U.S. Treasury 5-Year Note Future	18	03/31/2022	2,145,656	11,514
U.S. Treasury 10-Year Note Future	25	03/22/2022	3,199,219	29,382
U.S. Treasury 10-Year Ultra Future	2	03/22/2022	285,656	(51)
Total				$ 57,392
Total futures contracts				$ 37,978

OTC Interest Rate Swap Contracts Outstanding at January 31, 2022
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	Brazil Cetip Interbank Deposit	10.61% Fixed	BRL	2,217,139	01/02/2025	Maturity	$ —	$ —	$ (4,135)	$ (4,135)
BOA	Brazil Cetip Interbank Deposit	11.25% Fixed	BRL	943,402	01/02/2025	Maturity	—	—	723	723
BOA	8.59% Fixed	BZDIOVRA	BRL	723,075	01/04/2027	Maturity	—	—	9,064	9,064
BOA	BZDIOVRA	8.35% Fixed	BRL	873,821	01/02/2025	Maturity	—	—	(8,676)	(8,676)
BOA	5.46% Fixed	INR-FBIL-MIBOR- OIS-COMPOUND	INR	84,450,000	03/16/2027	Semi-Annual	—	—	15,495	15,495
CBK	Brazil Cetip Interbank Deposit	11.76% Fixed	BRL	690,830	01/04/2027	Maturity	—	—	2,861	2,861
GSC	Brazil Cetip Interbank Deposit	10.59% Fixed	BRL	327,465	01/04/2027	Maturity	—	—	(715)	(715)
GSC	Brazil Cetip Interbank Deposit	10.81% Fixed	BRL	1,645,301	01/02/2024	Maturity	—	—	(3,504)	(3,504)
GSC	Brazil Cetip Interbank Deposit	11.18% Fixed	BRL	945,166	01/02/2025	Maturity	—	—	478	478
GSC	Brazil Cetip Interbank Deposit	11.68% Fixed	BRL	1,759,261	01/02/2025	Maturity	—	—	4,323	4,323
GSC	BZDIOVRA	10.40% Fixed	BRL	385,391	01/02/2029	Maturity	—	—	(1,604)	(1,604)
JPM	Brazil Cetip Interbank Deposit	11.84% Fixed	BRL	2,038,922	01/02/2025	Maturity	—	—	6,379	6,379
MSC	0.09% Fixed	Brazil Cetip Interbank Deposit	EUR	220,000	03/16/2027	Annual	16	—	4,326	4,310
MSC	BZDIOVRA	7.05% Fixed	BRL	30,391	07/03/2023	Maturity	—	—	29	29
MSC	BZDIOVRA	7.95% Fixed	BRL	737,284	01/02/2029	Maturity	—	—	(14,000)	(14,000)
MSC	BZDIOVRA	8.77% Fixed	BRL	1,064,756	07/01/2024	Maturity	—	—	(8,181)	(8,181)
MSC	BZDIOVRA	10.88% Fixed	BRL	995,936	01/02/2025	Maturity	—	—	(166)	(166)
MSC	5.66% Fixed	INR-FBIL-MIBOR- OIS-COMPOUND	INR	16,955,000	03/16/2027	Semi-Annual	—	—	1,189	1,189
Total OTC interest rate swap contracts							$ 16	$ —	$ 3,886	$ 3,870

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1M MXN TIIE	6.40% Fixed	MXN	5,615,000	07/16/2026	Lunar	$ —	$ —	$ (11,046)	$ (11,046)
1M MXN TIIE	6.42% Fixed	MXN	2,765,000	06/05/2028	Lunar	—	—	(7,228)	(7,228)
6.69% Fixed	3M ZAR JIBAR	ZAR	42,065,000	03/16/2027	Quarterly	—	—	15,602	15,602
3M ZAR JIBAR	7.72% Fixed	ZAR	22,900,000	03/16/2032	Quarterly	—	—	(7,626)	(7,626)
6M CZK PRIBOR	3.06% Fixed	CZK	37,075,000	03/16/2027	Semi-Annual	—	—	(81,204)	(81,204)
2.59% Fixed	6M CZK PRIBOR	CZK	21,700,000	03/16/2032	Semi-Annual	—	—	88,047	88,047
59

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2022 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6M HUF BUBOR	4.41% Fixed	HUF	360,065,000	03/16/2027	Semi-Annual	$ —	$ —	$ (38,673)	$ (38,673)
4.22% Fixed	6M HUF BUBOR	HUF	133,505,000	03/16/2032	Semi-Annual	—	—	22,549	22,549
6M WIBOR PLN	3.34% Fixed	PLN	3,480,000	03/16/2027	Semi-Annual	—	—	(34,586)	(34,586)
3.20% Fixed	6M WIBOR PLN	PLN	620,000	03/16/2032	Semi-Annual	—	—	10,638	10,638
Total centrally cleared interest rate swaps contracts						$ —	$ —	$ (43,527)	$ (43,527)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
200,000	AUD	140,629	USD	BNP	03/16/2022	$ 811
210,000	AUD	148,077	USD	DEUT	03/16/2022	435
1,190,000	AUD	851,159	USD	MSC	03/16/2022	(9,591)
173,000	AUD	124,041	USD	DEUT	04/11/2022	(1,673)
84,000	AUD	59,959	USD	GSC	04/27/2022	(537)
21,469,000	BRL	3,757,673	USD	CBK	03/03/2022	253,878
2,350,000	BRL	422,726	USD	GSC	03/03/2022	16,379
1,025,000	BRL	176,177	USD	JPM	03/03/2022	15,347
1,054,000	BRL	184,260	USD	DEUT	03/03/2022	12,684
540,000	BRL	98,191	USD	BNP	03/03/2022	2,710
1,587,000	BRL	289,466	USD	GSC	03/14/2022	6,068
1,940,000	BRL	331,908	USD	MSC	04/27/2022	25,213
2,007,000	BRL	339,502	USD	CBK	07/05/2022	22,279
2,214,000	BRL	397,308	USD	DEUT	07/14/2022	698
180,000	CAD	143,752	USD	UBS	03/16/2022	(2,157)
125,635,000	CLP	161,692	USD	DEUT	02/14/2022	(5,064)
128,466,000	CLP	155,905	USD	MSC	03/14/2022	3,602
197,029,000	CLP	243,999	USD	CBK	03/14/2022	638
499,019,000	CLP	591,070	USD	UBS	03/16/2022	28,342
270,888,000	CLP	309,616	USD	MSC	03/16/2022	26,626
412,481,000	CLP	488,809	USD	BOA	03/16/2022	23,186
91,300,000	CLP	105,015	USD	GSC	03/16/2022	8,312
71,200,000	CLP	81,418	USD	BNP	03/16/2022	6,959
182,600,000	CLP	224,200	USD	CBK	03/16/2022	2,453
115,855,000	CLP	141,667	USD	DEUT	03/16/2022	2,139
206,600,000	CLP	255,671	USD	NWM	03/16/2022	773
250,184,000	CLP	289,900	USD	MSC	05/03/2022	18,401
113,436,000	CLP	136,917	USD	BOA	05/03/2022	2,870
90,316,000	CLP	103,811	USD	MSC	06/22/2022	6,654
2,062,000	CNH	321,509	USD	GSC	03/15/2022	1,165
11,558,912	CNH	1,800,426	USD	DEUT	03/16/2022	8,272
959,000	CNH	151,116	USD	BNP	03/16/2022	(1,055)
2,228,000	CNH	344,998	USD	CBK	07/11/2022	1,444
531,500,000	COP	133,543	USD	GSC	03/16/2022	351
609,000,000	COP	155,397	USD	DEUT	03/16/2022	(1,979)
1,263,927,000	COP	320,997	USD	UBS	03/16/2022	(2,592)
35,425,000	CZK	1,580,860	USD	BNP	03/16/2022	46,581
13,850,000	CZK	624,837	USD	DEUT	03/16/2022	11,439
7,123,000	CZK	321,041	USD	GSC	03/16/2022	6,193
13,010,000	EGP	801,010	USD	JPM	03/16/2022	16,996
406,000	EUR	452,268	USD	BNP	02/02/2022	3,871
62,000	EUR	69,919	USD	BCLY	03/16/2022	(194)
102,000	EUR	115,760	USD	BOA	03/16/2022	(1,051)
130,000	EUR	147,862	USD	JPM	03/16/2022	(1,664)
580,000	EUR	657,990	USD	GSC	03/16/2022	(5,724)
889,000	EUR	1,007,825	USD	MSC	03/16/2022	(8,058)
1,416,000	EUR	1,610,217	USD	BNP	03/16/2022	(17,787)
5,584,000	EUR	6,329,624	USD	DEUT	03/16/2022	(49,871)
195,000	GBP	257,759	USD	BNP	03/16/2022	4,425
60

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
57,000	GBP	77,695	USD	DEUT	03/16/2022	$ (1,057)
87,000	GBP	117,895	USD	MSC	03/31/2022	(930)
383,822,000	HUF	1,181,262	USD	DEUT	03/16/2022	26,121
180,600,000	HUF	560,996	USD	GSC	03/16/2022	7,114
45,642,000	HUF	139,106	USD	MSC	03/16/2022	4,469
43,800,000	HUF	134,315	USD	BOA	03/16/2022	3,466
40,407,467,000	IDR	2,785,363	USD	JPM	03/16/2022	15,304
3,115,000,000	IDR	215,466	USD	BNP	03/16/2022	436
34,750,000	INR	458,397	USD	BNP	03/16/2022	4,850
23,580,000	INR	311,983	USD	DEUT	03/16/2022	2,358
25,070,000	INR	335,250	USD	GSC	03/16/2022	(1,046)
11,290,000	INR	151,849	USD	UBS	03/16/2022	(1,344)
11,912,000	INR	154,501	USD	GSC	03/17/2022	4,275
10,744,000	INR	140,051	USD	CBK	05/02/2022	2,162
168,310,000	KRW	142,217	USD	DEUT	03/16/2022	(2,752)
236,950,000	KRW	199,352	USD	BCLY	03/16/2022	(3,010)
739,000	MXN	34,254	USD	MSC	03/15/2022	1,300
65,736,000	MXN	3,082,241	USD	BNP	03/16/2022	79,750
19,649,000	MXN	930,855	USD	GSC	03/16/2022	14,290
6,430,000	MXN	298,251	USD	MSC	03/16/2022	11,040
9,190,000	MXN	437,330	USD	CBK	03/16/2022	4,722
3,360,000	MYR	792,892	USD	BNP	03/16/2022	8,447
1,200,000	MYR	287,098	USD	DEUT	03/16/2022	(905)
180,000	NZD	118,331	USD	CBK	03/16/2022	18
480,000	NZD	320,923	USD	BNP	03/16/2022	(5,327)
282,000	NZD	188,432	USD	MSC	04/26/2022	(3,180)
1,539,000	PEN	374,361	USD	CBK	03/16/2022	24,087
1,295,000	PEN	327,599	USD	BOA	03/16/2022	7,677
7,060,000	PHP	136,293	USD	JPM	03/16/2022	1,952
7,350,000	PHP	145,524	USD	BNP	03/16/2022	(1,601)
14,892,000	PLN	3,630,761	USD	BNP	03/16/2022	6,642
1,860,000	PLN	460,283	USD	DEUT	03/16/2022	(5,975)
6,768,000	RON	1,528,528	USD	BNP	03/16/2022	3,835
3,303,000	RSD	31,644	USD	CBK	03/16/2022	(103)
26,469,000	RUB	352,122	USD	CBK	03/01/2022	(12,210)
49,620,000	RUB	629,932	USD	DEUT	03/16/2022	4,671
8,100,000	RUB	104,827	USD	BOA	03/16/2022	(1,234)
58,048,000	RUB	756,819	USD	GSC	03/16/2022	(14,427)
157,207,000	RUB	2,084,516	USD	MSC	03/16/2022	(73,955)
12,673,000	RUB	158,422	USD	GSC	04/28/2022	1,723
26,964,000	RUB	346,523	USD	MSC	07/13/2022	(12,401)
30,470,000	THB	930,311	USD	DEUT	02/14/2022	(15,237)
97,498,000	THB	2,906,647	USD	SCB	03/16/2022	21,270
8,730,000	THB	260,953	USD	GSC	03/16/2022	1,214
3,890,000	THB	117,364	USD	BNP	03/16/2022	(545)
9,300,000	THB	280,711	USD	MSC	03/16/2022	(1,426)
9,880,000	THB	299,530	USD	CBK	03/16/2022	(2,829)
31,946,000	THB	950,123	USD	MSC	04/12/2022	9,338
11,204,000	TRY	794,126	USD	BCLY	03/16/2022	27,912
4,847,500	TRY	344,675	USD	GSC	03/16/2022	10,986
5,759,000	TRY	380,132	USD	GSC	07/21/2022	8,378
1,589,000	UYU	35,374	USD	CBK	03/16/2022	330
8,366,000	ZAR	532,188	USD	CBK	02/24/2022	10,419
20,547,000	ZAR	1,270,046	USD	DEUT	03/16/2022	58,213
2,303,000	ZAR	142,352	USD	BNP	03/16/2022	6,525
1,370,000	ZAR	86,824	USD	GSC	03/16/2022	1,739
2,370,000	ZAR	155,184	USD	BOA	03/16/2022	(1,975)
7,259,000	ZAR	461,475	USD	CBK	07/27/2022	(736)
1,082,188	USD	1,513,000	AUD	MSC	03/16/2022	12,194
104,114	USD	145,000	AUD	BNP	03/16/2022	1,570
59,515	USD	330,000	BRL	UBS	03/03/2022	(2,146)
61

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
186,590	USD	1,075,000	BRL	MSC	03/03/2022	$ (14,277)
787,591	USD	4,410,000	BRL	DEUT	03/03/2022	(36,431)
459,590	USD	2,576,000	BRL	CBK	04/27/2022	(14,607)
461,744	USD	2,595,000	BRL	CBK	07/05/2022	(6,029)
308,501	USD	391,000	CAD	MSC	03/16/2022	925
117,935	USD	150,000	CAD	GSC	03/16/2022	(61)
88,489	USD	70,589,000	CLP	GSC	02/14/2022	486
176,957	USD	141,486,000	CLP	GSC	03/14/2022	1,284
133,925	USD	111,292,000	CLP	DEUT	03/14/2022	(4,258)
38,213	USD	30,658,000	CLP	DEUT	03/16/2022	158
115,459	USD	98,200,000	CLP	NWM	03/16/2022	(6,433)
311,855	USD	273,600,000	CLP	BOA	03/16/2022	(27,752)
1,003,495	USD	856,676,000	CLP	CBK	03/16/2022	(59,859)
753,439	USD	613,676,000	CLP	MSC	06/22/2022	2,849
152,283	USD	997,000	CNH	GSC	03/15/2022	(3,733)
426,398	USD	2,735,000	CNH	GSC	03/16/2022	(1,566)
64,342	USD	409,000	CNY	SSG	03/16/2022	274
36,838	USD	150,300,000	COP	BCLY	03/16/2022	(1,025)
269,856	USD	1,091,200,000	COP	BNP	03/16/2022	(5,037)
448,051	USD	9,690,000	CZK	DEUT	03/16/2022	2,888
297,852	USD	6,430,000	CZK	BNP	03/16/2022	2,455
93,852	USD	2,070,000	CZK	CBK	03/16/2022	(1,245)
469,742	USD	406,000	EUR	BNP	02/02/2022	13,603
1,605,856	USD	1,416,000	EUR	MSC	02/16/2022	14,569
5,605,152	USD	4,948,000	EUR	DEUT	03/16/2022	40,647
607,283	USD	529,000	EUR	CBK	03/16/2022	12,371
2,266,555	USD	2,009,000	EUR	BNP	03/16/2022	7,237
481,076	USD	424,000	EUR	GSC	03/16/2022	4,246
368,395	USD	325,000	EUR	BOA	03/16/2022	2,901
327,000	USD	242,000	GBP	BNP	03/16/2022	1,623
540,539	USD	406,000	GBP	DEUT	03/16/2022	(5,342)
731,538	USD	230,500,000	HUF	BNP	03/16/2022	6,460
79,143	USD	25,576,000	HUF	GSC	03/16/2022	(1,311)
177,709	USD	2,567,000,000	IDR	GSC	03/16/2022	(212)
440,048	USD	6,384,000,000	IDR	DEUT	03/16/2022	(2,430)
229,400	USD	17,205,000	INR	CBK	03/16/2022	43
347,531	USD	26,170,000	INR	JPM	03/16/2022	(1,337)
131,074	USD	9,980,000	INR	DEUT	03/16/2022	(1,967)
511,812	USD	38,692,000	INR	BNP	03/16/2022	(3,984)
140,739	USD	168,310,000	KRW	BCLY	03/16/2022	1,273
195,213	USD	236,950,000	KRW	GSC	03/16/2022	(1,129)
165,920	USD	3,575,000	MXN	MSC	03/08/2022	(6,319)
162,442	USD	3,313,000	MXN	JPM	03/15/2022	3,050
223,690	USD	4,595,000	MXN	RBC	03/16/2022	2,664
77,715	USD	1,620,000	MXN	SSG	03/16/2022	(209)
141,126	USD	2,940,000	MXN	DEUT	03/16/2022	(292)
182,099	USD	3,890,000	MXN	UBS	03/16/2022	(5,015)
369,455	USD	7,790,000	MXN	BNP	03/16/2022	(5,255)
2,284,841	USD	48,106,000	MXN	GSC	03/16/2022	(29,123)
69,064	USD	290,000	MYR	DEUT	03/16/2022	(99)
309,487	USD	1,300,000	MYR	BNP	03/16/2022	(555)
430,403	USD	635,000	NZD	SCB	03/16/2022	12,896
253,639	USD	375,000	NZD	BNP	03/16/2022	7,080
192,734	USD	748,000	PEN	NWM	03/16/2022	(924)
192,238	USD	747,000	PEN	BOA	03/16/2022	(1,160)
211,571	USD	10,751,000	PHP	DEUT	03/16/2022	1,051
144,153	USD	7,470,000	PHP	GSC	03/16/2022	(2,121)
138,263	USD	7,180,000	PHP	JPM	03/16/2022	(2,332)
349,445	USD	1,415,000	PLN	DEUT	03/16/2022	3,828
281,119	USD	1,140,000	PLN	MSC	03/16/2022	2,672
256,933	USD	1,055,000	PLN	BNP	03/16/2022	(753)
62

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
71,243	USD	315,000	RON	GSC	03/16/2022	$ (77)
279,708	USD	1,240,000	RON	BNP	03/16/2022	(1,045)
333,073	USD	25,197,000	RUB	CBK	03/01/2022	9,496
1,252,005	USD	94,783,000	RUB	GSC	03/16/2022	39,800
184,219	USD	13,880,000	RUB	BOA	03/16/2022	6,704
165,713	USD	12,576,000	RUB	CBK	03/16/2022	4,876
779,902	USD	61,140,000	RUB	DEUT	03/16/2022	(2,034)
118,047	USD	8,948,000	RUB	CBK	04/19/2022	4,677
104,352	USD	7,937,000	RUB	CBK	05/04/2022	4,217
150,320	USD	5,056,000	THB	MSC	02/14/2022	(1,522)
268,121	USD	8,848,000	THB	SCB	03/16/2022	2,411
174,527	USD	5,810,000	THB	DEUT	03/16/2022	50
109,111	USD	3,638,000	THB	WEST	03/16/2022	(140)
280,850	USD	9,420,000	THB	MSC	03/16/2022	(2,038)
287,921	USD	9,690,000	THB	GSC	03/16/2022	(3,074)
1,004,758	USD	33,820,000	THB	CBK	03/16/2022	(10,873)
41,239	USD	575,000	TRY	BOA	03/16/2022	(948)
127,703	USD	1,860,000	TRY	GSC	03/16/2022	(8,765)
918,641	USD	13,786,000	TRY	BCLY	03/16/2022	(92,837)
277,424	USD	4,362,000	ZAR	CBK	02/24/2022	(5,490)
316,769	USD	4,895,000	ZAR	BOA	03/16/2022	332
83,593	USD	1,290,000	ZAR	CIB	03/16/2022	201
139,006	USD	2,150,000	ZAR	BCLY	03/16/2022	19
83,491	USD	1,300,000	ZAR	DEUT	03/16/2022	(548)
291,301	USD	4,624,000	ZAR	CBK	03/16/2022	(7,617)
448,534	USD	7,110,000	ZAR	GSC	03/16/2022	(11,093)
Total foreign currency contracts						$ 543,676
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 17,368,886	$ —	$ 17,368,886	$ —
Foreign Government Obligations	37,263,433	—	37,263,433	—
Short-Term Investments	3,050,900	342,000	2,708,900	—
Purchased Options	177,386	—	177,386	—
Foreign Currency Contracts(2)	1,263,643	—	1,263,643	—
Futures Contracts(2)	57,443	57,443	—	—
Swaps - Interest Rate(2)	181,687	—	181,687	—
Total	$ 59,363,378	$ 399,443	$ 58,963,935	$ —
Liabilities
Foreign Currency Contracts(2)	$ (719,967)	$ —	$ (719,967)	$ —
Futures Contracts(2)	(19,465)	(19,465)	—	—
Swaps - Interest Rate(2)	(221,344)	—	(221,344)	—
Written Options	(217,698)	—	(217,698)	—
Total	$ (1,178,474)	$ (19,465)	$ (1,159,009)	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
63

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Banks - 9.3%
1,944,756	Bank of America Corp.	$ 89,731,042
855,563	JP Morgan Chase & Co.	127,136,662
280,650	M&T Bank Corp.	47,536,497
335,105	PNC Financial Services Group, Inc.	69,028,279
434,100	Royal Bank of Canada	49,493,854
1,227,393	Truist Financial Corp.	77,104,828
		460,031,162
	Capital Goods - 11.5%
129,505	Caterpillar, Inc.	26,103,028
94,362	Deere & Co.	35,517,857
455,703	Eaton Corp. plc	72,197,026
396,746	General Dynamics Corp.	84,149,826
286,246	Honeywell International, Inc.	58,531,582
253,986	Hubbell, Inc.	47,569,038
887,783	Johnson Controls International plc	64,515,191
236,633	L3Harris Technologies, Inc.	49,524,920
136,636	Lockheed Martin Corp.	53,169,167
870,052	Raytheon Technologies Corp.	78,469,990
		569,747,625
	Diversified Financials - 5.0%
766,055	Ares Management Corp. Class A	61,069,905
88,012	BlackRock, Inc.	72,428,595
1,120,008	Morgan Stanley	114,845,620
		248,344,120
	Energy - 6.4%
1,198,899	ConocoPhillips	106,246,429
1,165,973	Coterra Energy, Inc.	25,534,809
305,466	Phillips 66	25,900,462
491,263	Pioneer Natural Resources Co.	107,532,558
1,016,901	TC Energy Corp.	52,511,019
		317,725,277
	Food, Beverage & Tobacco - 8.1%
943,549	Archer-Daniels-Midland Co.	70,766,175
599,453	Kellogg Co.	37,765,539
1,770,640	Mondelez International, Inc. Class A	118,685,999
171,429	Nestle S.A. ADR	22,138,341
288,313	PepsiCo., Inc.	50,028,072
974,592	Philip Morris International, Inc.	100,236,787
		399,620,913
	Health Care Equipment & Services - 9.3%
184,760	Anthem, Inc.	81,477,312
887,246	Baxter International, Inc.	75,806,298
300,512	Becton Dickinson and Co.	76,372,120
491,249	Medtronic plc	50,839,359
368,889	UnitedHealth Group, Inc.	174,325,875
		458,820,964
	Household & Personal Products - 4.0%
343,056	Kimberly-Clark Corp.	47,221,659
633,003	Procter & Gamble Co.	101,565,331
984,492	Unilever plc ADR	50,593,044
		199,380,034
	Insurance - 6.1%
583,182	Chubb Ltd.	115,050,145
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Insurance - 6.1% - (continued)
1,591,067	MetLife, Inc.	$ 106,696,953
743,730	Progressive Corp.	80,813,702
		302,560,800
	Materials - 4.3%
445,486	Celanese Corp.	69,366,625
556,202	LyondellBasell Industries N.V. Class A	53,801,419
482,528	PPG Industries, Inc.	75,370,874
206,900	Rio Tinto plc ADR(1)	14,772,660
		213,311,578
	Media & Entertainment - 2.4%
2,373,579	Comcast Corp. Class A	118,655,214
	Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
837,901	AstraZeneca plc ADR	48,774,217
240,992	Eli Lilly & Co.	59,137,027
813,380	Johnson & Johnson	140,137,240
875,750	Merck & Co., Inc.	71,356,110
2,297,414	Pfizer, Inc.	121,050,744
129,170	Roche Holding AG	49,988,680
		490,444,018
	Real Estate - 2.4%
380,510	Crown Castle International Corp. REIT	69,446,880
1,119,769	Gaming and Leisure Properties, Inc. REIT	50,591,164
		120,038,044
	Retailing - 3.6%
132,899	Home Depot, Inc.	48,771,275
329,876	Lowe's Cos., Inc.	78,296,069
686,071	TJX Cos., Inc.	49,376,530
		176,443,874
	Semiconductors & Semiconductor Equipment - 2.6%
418,268	Analog Devices, Inc.	68,583,404
18,065	Broadcom, Inc.	10,583,922
278,625	Texas Instruments, Inc.	50,010,401
		129,177,727
	Software & Services - 0.6%
232,700	Fidelity National Information Services, Inc.	27,905,384
	Technology Hardware & Equipment - 5.7%
2,350,916	Cisco Systems, Inc.	130,875,494
1,598,375	Corning, Inc.	67,195,685
564,382	TE Connectivity Ltd.	80,712,270
		278,783,449
	Telecommunication Services - 0.8%
728,030	Verizon Communications, Inc.	38,753,037
	Transportation - 0.8%
151,342	Union Pacific Corp.	37,010,686
	Utilities - 6.1%
662,171	American Electric Power Co., Inc.	59,860,258
670,269	Dominion Energy, Inc.	54,063,898
448,933	Duke Energy Corp.	47,164,901

64

The Hartford Equity Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.9% - (continued)
	Utilities - 6.1% - (continued)
1,295,651	Exelon Corp.		$ 75,082,976
456,982	Sempra Energy		63,136,633
			299,308,666
	Total Common Stocks (cost $3,298,040,220)		$ 4,886,062,572
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.7%
$ 35,023,258	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2021 with a maturity value of $35,023,277; collateralized by U.S. Treasury Note at 1.000%, maturing 07/31/2028, with a market value of $35,723,809		$ 35,023,258
	Securities Lending Collateral - 0.2%
405,029	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		405,029
10,907,904	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		10,907,904
617,888	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		617,888
			11,930,821
	Total Short-Term Investments (cost $46,954,079)		$ 46,954,079
	Total Investments (cost $3,344,994,299)	99.8%	$ 4,933,016,651
	Other Assets and Liabilities	0.2%	8,659,784
	Total Net Assets	100.0%	$ 4,941,676,435
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

65

The Hartford Equity Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 460,031,162	$ 460,031,162	$ —	$ —
Capital Goods	569,747,625	569,747,625	—	—
Diversified Financials	248,344,120	248,344,120	—	—
Energy	317,725,277	317,725,277	—	—
Food, Beverage & Tobacco	399,620,913	399,620,913	—	—
Health Care Equipment & Services	458,820,964	458,820,964	—	—
Household & Personal Products	199,380,034	199,380,034	—	—
Insurance	302,560,800	302,560,800	—	—
Materials	213,311,578	213,311,578	—	—
Media & Entertainment	118,655,214	118,655,214	—	—
Pharmaceuticals, Biotechnology & Life Sciences	490,444,018	440,455,338	49,988,680	—
Real Estate	120,038,044	120,038,044	—	—
Retailing	176,443,874	176,443,874	—	—
Semiconductors & Semiconductor Equipment	129,177,727	129,177,727	—	—
Software & Services	27,905,384	27,905,384	—	—
Technology Hardware & Equipment	278,783,449	278,783,449	—	—
Telecommunication Services	38,753,037	38,753,037	—	—
Transportation	37,010,686	37,010,686	—	—
Utilities	299,308,666	299,308,666	—	—
Short-Term Investments	46,954,079	11,930,821	35,023,258	—
Total	$ 4,933,016,651	$ 4,848,004,713	$ 85,011,938	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
66

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.4%
	Airlines - 0.2%
$ 5,275,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 5,046,692
	Internet - 0.2%
GBP 3,500,000	Trainline PLC 1.00%, 01/14/2026(2)	3,872,240
	Total Convertible Bonds (cost $9,582,449)	$ 8,918,932
CORPORATE BONDS - 6.6%
	Commercial Banks - 0.7%
$ 3,025,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(3)(4)	$ 3,172,469
	Freedom Mortgage Corp.
2,175,000	6.63%, 01/15/2027(1)	2,020,140
2,015,000	7.63%, 05/01/2026(1)	1,924,325
1,800,000	8.13%, 11/15/2024(1)	1,802,250
6,389,000	8.25%, 04/15/2025(1)	6,390,086
		15,309,270
	Commercial Services - 0.8%
2,025,000	APX Group, Inc. 5.75%, 07/15/2029(1)	1,888,312
3,950,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	3,713,000
EUR 885,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(5)	955,128
2,025,000	Verisure Holding AB 3.25%, 02/15/2027(2)	2,203,894
$ 9,775,000	WW International, Inc. 4.50%, 04/15/2029(1)	8,675,312
		17,435,646
	Diversified Financial Services - 0.7%
950,000	Burford Capital Global Finance LLC 6.25%, 04/15/2028(1)	992,750
11,465,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	9,945,888
2,610,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	1,562,646
	United Wholesale Mortgage LLC
3,270,000	5.50%, 11/15/2025(1)	3,167,077
1,080,000	5.75%, 06/15/2027(1)	1,020,038
		16,688,399
	Electrical Components & Equipment - 0.1%
EUR 2,770,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	2,901,091
	Engineering & Construction - 0.1%
$ 1,825,000	Artera Services LLC 9.03%, 12/04/2025(1)	1,864,657
	Entertainment - 0.5%
3,175,000	Cinemark USA, Inc. 5.88%, 03/15/2026(1)	3,125,788
	Scientific Games International, Inc.
EUR 800,000	3.38%, 02/15/2026(2)	903,254
$ 7,050,000	7.00%, 05/15/2028(1)	7,404,262
		11,433,304
	Insurance - 0.1%
2,335,000	Acrisure LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025(1)	2,331,030
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 6.6% - (continued)
	Internet - 0.3%
$ 1,055,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	$ 1,065,508
	United Group B.V.
EUR 1,705,000	3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(5)	1,872,721
1,895,000	4.32%, 02/01/2029	2,126,852
2,240,000	5.25%, 02/01/2030	2,441,033
		7,506,114
	Leisure Time - 0.7%
$ 8,740,000	Carnival Corp. 7.63%, 03/01/2026(1)	8,914,800
2,825,000	Life Time, Inc. 8.00%, 04/15/2026(1)	2,874,438
2,975,000	Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(1)	2,775,749
		14,564,987
	Lodging - 0.1%
2,300,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	2,049,875
	Machinery-Diversified - 0.1%
3,285,000	OT Merger Corp. 7.88%, 10/15/2029(1)	3,184,742
	Media - 0.1%
1,000,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	1,050,000
	Mining - 0.2%
EUR 3,100,000	Constellium SE 3.13%, 07/15/2029(1)	3,289,615
	Oil & Gas - 0.2%
1,400,000	Petroleos Mexicanos 4.75%, 02/26/2029(2)	1,541,059
	Southwestern Energy Co.
$ 1,097,000	5.38%, 02/01/2029	1,110,713
1,020,000	5.38%, 03/15/2030	1,045,194
		3,696,966
	Oil & Gas Services - 0.0%
785,914	KCA Deutag UK Finance plc 9.88%, 12/01/2025	833,069
	Packaging & Containers - 0.1%
EUR 2,475,000	Mauser Packaging Solutions Holding Co. 4.75%, 04/15/2024(2)	2,759,296
	Pharmaceuticals - 0.2%
2,850,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	3,240,320
	Real Estate - 0.2%
	CIFI Holdings Group Co., Ltd.
$ 1,200,000	4.45%, 08/17/2026(2)	1,008,000
1,100,000	5.95%, 10/20/2025(2)	965,250
	Country Garden Holdings Co., Ltd.
1,125,000	5.13%, 01/14/2027(2)	925,313
450,000	5.63%, 01/14/2030(2)	360,000
	Times China Holdings Ltd.
775,000	5.30%, 04/20/2022(2)	546,375
1,350,000	6.75%, 07/08/2025(2)	627,750
4,625,000	Yuzhou Group Holdings Co., Ltd. 8.50%, 02/26/2024(2)	1,001,312
		5,434,000

67

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 6.6% - (continued)
	Retail - 1.0%
$ 720,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(6)	$ 702,482
EUR 825,000	Dufry One B.V. 2.50%, 10/15/2024(2)	908,310
1,475,000	eG Global Finance plc 6.25%, 10/30/2025(2)	1,662,836
$ 8,080,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(1)	7,778,859
2,560,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	2,342,400
	Staples, Inc.
6,125,000	7.50%, 04/15/2026(1)	6,040,781
3,800,000	10.75%, 04/15/2027(1)	3,541,904
		22,977,572
	Telecommunications - 0.4%
	Altice France S.A.
EUR 1,750,000	4.13%, 01/15/2029(2)	1,867,736
4,320,000	4.25%, 10/15/2029(1)	4,608,699
$ 2,975,000	Frontier Communications Corp. 5.88%, 11/01/2029	2,864,360
		9,340,795
	Total Corporate Bonds (cost $157,546,857)	$ 147,890,748
SENIOR FLOATING RATE INTERESTS - 83.8%(7)
	Advertising - 0.1%
1,305,000	ABG Intermediate Holdings 2 LLC 6.50%, 12/20/2029, 1 mo. USD LIBOR + 6.000%	$ 1,318,050
	Aerospace/Defense - 0.2%
4,987,253	TransDigm, Inc. 2.36%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	4,934,488
	Airlines - 1.3%
10,755,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	11,147,880
6,395,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	6,408,302
6,190,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	6,527,355
1,995,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	2,104,984
3,213,007	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	3,211,657
		29,400,178
	Asset-Backed - Finance & Insurance - 0.2%
EUR 4,350,000	Kouti B.V. 0.00%, 08/31/2028, 1 mo. USD LIBOR + 3.750%(8)	4,871,077
	Auto Parts & Equipment - 0.8%
4,336,969	Clarios Global L.P. 3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	4,829,736
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Auto Parts & Equipment - 0.8% - (continued)
	First Brands Group LLC
$ 7,363,988	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	$ 7,370,910
6,430,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	6,450,126
		18,650,772
	Chemicals - 0.3%
5,141,150	CPC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	5,089,739
1,960,000	NIC Acquisition Corp. 8.50%, 12/29/2028, 1 mo. USD LIBOR + 7.750%	1,920,800
		7,010,539
	Commercial Services - 5.9%
8,139,025	APX Group, Inc. 4.00%, 07/09/2028, 1 mo. USD LIBOR + 3.500%	8,118,677
	Belron Finance U.S. LLC
2,326,263	2.56%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	2,320,447
4,589,257	3.25%, 04/30/2028, 1 mo. USD LIBOR + 3.250%	4,582,373
EUR 14,300,000	Belron Luxembourg S.a r.l. 2.75%, 04/13/2028, 3 mo. EURIBOR + 2.750%	15,962,040
$ 22,089,637	MPH Acquisition Holdings LLC 4.75%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	21,429,820
9,620,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(8)	9,623,463
	Trans Union LLC
4,956,811	0.01%, 11/15/2026, 1 mo. USD LIBOR + 1.750%	4,901,691
4,995,000	0.03%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	4,971,823
EUR 24,330,000	Verisure Holding AB 3.25%, 03/25/2028, 3 mo. EURIBOR + 3.250%	27,099,572
$ 12,316,925	WEX, Inc. 2.36%, 04/01/2028, 1 mo. USD LIBOR + 2.250%	12,232,308
20,635,306	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	19,913,071
		131,155,285
	Construction Materials - 0.7%
7,780,000	Chamberlain Group, Inc. 4.00%, 11/03/2028, 1 mo. USD LIBOR + 3.350%	7,760,550
5,091,562	Standard Industries, Inc. 3.00%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	5,092,275
3,180,911	Wilsonart LLC 4.50%, 12/19/2026, 1 mo. USD LIBOR + 3.500%	3,172,450
		16,025,275
	Distribution/Wholesale - 0.7%
16,381,984	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	16,294,177

68

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Diversified Financial Services - 1.5%
	Blackhawk Network Holdings, Inc.
$ 10,973,052	3.11%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	$ 10,908,421
3,010,000	7.13%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	2,982,910
4,606,861	Fleetcor Technologies Operating Co. LLC 1.86%, 04/30/2028, 1 mo. USD LIBOR + 1.750%	4,565,400
2,087,818	Minotaur Acquisition, Inc. 4.86%, 03/29/2026, 3 mo. USD LIBOR + 4.750%	2,079,112
14,065,000	Setanta Aircraft Leasing Designated Activity Company 2.14%, 11/05/2028, 1 mo. USD LIBOR + 2.000%	14,038,698
		34,574,541
	Electronics - 0.6%
12,960,000	II-VI, Inc. 0.00%, 12/08/2028, 1 mo. USD LIBOR + 3.750%(8)	12,927,600
	Engineering & Construction - 1.9%
	Artera Services LLC
5,505,000	4.00%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	5,498,119
5,875,000	6.25%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	5,902,553
30,313,127	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	29,675,339
2,330,000	PowerTeam Services LLC 8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	2,248,450
		43,324,461
	Entertainment - 5.3%
9,860,000	AP Core Holdings II LLC 6.25%, 09/01/2027, 1 mo. USD LIBOR + 6.250%	9,927,837
5,207,198	Cinemark USA, Inc. 1.86%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	5,025,779
	Crown Finance U.S., Inc.
EUR 1,743,259	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	1,459,056
$ 33,306,570	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	25,203,081
2,401,384	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	2,830,631
1,998,092	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	2,115,480
9,903,529	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	9,858,171
3,405,000	Great Canadian Gaming Corp. 4.75%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	3,406,703
3,177,038	J&J Ventures Gaming LLC 4.11%, 04/26/2028, 1 mo. USD LIBOR + 4.000%	3,186,982
3,162,075	Maverick Gaming LLC 8.50%, 09/03/2026, 1 mo. USD LIBOR + 8.500%	3,158,122
4,891,052	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	4,882,884
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Entertainment - 5.3% - (continued)
$ 14,126,089	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	$ 14,079,332
23,136,666	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	22,930,982
2,932,967	William Morris Endeavor Entertainment LLC 2.86%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	2,877,563
7,345,000	WMG Acquisition Corp. 2.23%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	7,283,008
		118,225,611
	Environmental Control - 0.4%
9,605,925	Filtration Group Corp. 4.00%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	9,585,945
	Food - 2.5%
4,125,000	8th Avenue Food & Provisions, Inc. 0.04%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	3,877,500
	Froneri International Ltd.
8,670,556	2.36%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	8,551,336
EUR 15,370,000	2.38%, 01/31/2027, 3 mo. EURIBOR + 2.375%	16,876,842
$ 9,147,471	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	9,140,976
5,105,040	Simply Good Foods USA, Inc. 4.25%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	5,136,947
	U.S. Foods, Inc.
7,150,000	0.00%, 11/17/2028, 1 mo. USD LIBOR + 1.750%(8)	7,129,908
6,157,149	2.11%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	6,090,652
		56,804,161
	Food Service - 0.9%
	Aramark Services, Inc.
2,456,810	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	2,420,719
18,004,938	2.61%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	17,914,913
		20,335,632
	Healthcare - Products - 2.0%
	Avantor Funding, Inc.
EUR 5,880,450	2.50%, 06/10/2028, 1 mo. EURIBOR + 2.500%	6,571,512
$ 6,019,912	2.75%, 11/06/2027, 1 mo. USD LIBOR + 2.250%	6,009,558
2,055,989	Coty, Inc. 2.35%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	2,022,579
5,935,175	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	5,930,249
8,370,000	Medline Borrower LP 0.03%, 10/21/2028, 1 mo. USD LIBOR + 3.250%	8,332,084
15,124,360	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%	15,103,639
		43,969,621

69

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Healthcare - Services - 6.1%
$ 16,710,810	ADMI Corp. 3.88%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	$ 16,582,805
	Aveanna Healthcare LLC
1,756,164	0.00%, 07/17/2028, 1 mo. USD LIBOR + 3.750%(8)	1,748,016
409,434	0.00%, 07/17/2028(8)	407,534
5,425,000	7.50%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	5,363,969
EUR 14,235,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	15,732,440
$ 4,898,990	Envision Healthcare Corp. 3.86%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	3,784,029
4,059,879	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	4,067,511
	EyeCare Partners LLC
19,149,974	3.97%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	19,068,587
2,215,000	7.25%, 11/15/2029, 1 mo. USD LIBOR + 7.250%	2,231,613
5,343,387	Heartland Dental LLC 4.10%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	5,340,074
5,673,407	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	5,657,805
	IQVIA, Inc.
EUR 2,900,000	0.00%, 03/07/2024, 1 mo. USD LIBOR + 2.000%(8)	3,229,922
3,116,260	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	3,471,905
$ 11,299,022	Loire Finco Luxembourg S.a.r.l. 3.36%, 04/21/2027, 1 mo. USD LIBOR + 3.250%	11,082,420
19,016,744	MED ParentCo L.P. 4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	18,978,140
	Medical Solutions Holdings, Inc.
1,417,600	3.50%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(9)	1,414,722
7,442,400	4.00%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	7,427,292
5,075,000	MJH Healthcare Holdings LLC 0.00%, 01/28/2029(8)	5,055,969
4,965,000	WP CityMD Bidco LLC 3.75%, 12/22/2028, 1 mo. USD LIBOR + 3.250%	4,955,715
		135,600,468
	Holding Companies-Diversified - 0.4%
421,756	Belfor Holdings, Inc. 3.86%, 04/06/2026, 3 mo. USD LIBOR + 3.750%	421,228
EUR 7,815,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 3 mo. EURIBOR + 4.000%(8)	8,778,360
		9,199,588
	Home Builders - 0.6%
	Tecta America Corp.
$ 10,626,600	5.00%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	10,639,883
3,800,000	9.25%, 04/09/2029, 1 mo. USD LIBOR + 9.250%	3,800,000
		14,439,883
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Home Furnishings - 0.8%
$ 18,219,337	Mattress Firm, Inc. 5.00%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	$ 18,182,899
	Insurance - 5.1%
	Acrisure LLC
20,301,396	3.72%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	20,030,779
3,935,000	4.75%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	3,933,347
2,370,000	AssuredPartners, Inc. 0.00%, 02/12/2027, 1 mo. USD LIBOR + 3.500%(8)	2,364,075
	Asurion LLC
1,984,576	3.11%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	1,973,581
4,852,183	3.23%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	4,837,869
1,562,406	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,550,688
5,725,104	3.36%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	5,685,028
15,062,700	5.36%, 02/03/2028, 1 mo. USD LIBOR + 5.250%	15,075,202
9,640,000	5.36%, 01/15/2029, 1 mo. USD LIBOR + 5.250%	9,646,073
	Hub International Ltd.
14,405,474	3.02%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	14,235,922
2,932,595	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	2,925,762
15,078,223	Sedgwick Claims Management Services, Inc. 3.36%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	14,971,469
17,096,075	USI, Inc. 3.22%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	16,989,225
		114,219,020
	Internet - 4.2%
	Adevinta ASA
EUR 4,250,000	3.00%, 11/04/2027, 3 mo. EURIBOR + 3.000%	4,756,759
$ 1,726,325	3.50%, 06/26/2028, 1 mo. USD LIBOR + 3.000%	1,721,647
12,490,650	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	12,363,120
	MH Sub LLC
16,217,396	3.61%, 09/13/2024, 3 mo. USD LIBOR + 3.500%	16,130,308
13,922,203	4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	13,843,960
2,815,000	6.36%, 02/12/2029, 1 mo. USD LIBOR + 6.250%	2,827,330
14,650,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	14,568,546
3,999,076	Rodan & Fields LLC 4.11%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	2,388,208
27,309,150	Shutterfly, Inc. 5.75%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	26,489,876
		95,089,754

70

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	IT Services - 0.6%
$ 5,373,000	Panther Commercial Holdings L.P. 5.00%, 01/07/2028, 1 mo. USD LIBOR + 5.000%	$ 5,364,940
6,942,833	Surf Holdings LLC 3.69%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	6,904,647
		12,269,587
	Leisure Time - 1.9%
	Carnival Corp.
8,785,549	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	8,688,293
2,890,000	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	2,861,100
12,382,775	Hayward Industries, Inc. 3.00%, 05/28/2028, 1 mo. USD LIBOR + 2.500%	12,331,882
7,348,661	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	7,334,919
10,526,287	SRAM LLC 3.25%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	10,499,971
		41,716,165
	Lodging - 1.5%
6,275,763	Boyd Gaming Corp. 2.35%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	6,271,496
28,323,653	Caesars Resort Collection LLC 2.86%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	28,155,410
		34,426,906
	Machinery-Diversified - 0.4%
3,205,000	ASP Blade Holdings, Inc. 4.50%, 10/13/2028, 1 mo. USD LIBOR + 4.000%	3,207,660
3,620,000	Fluidra S.A. 0.00%, 01/19/2029(8)	3,612,470
1,020,451	Vertical U.S. Newco, Inc. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.500%	1,020,451
		7,840,581
	Media - 4.9%
1,975,000	Banijay Entertainment S.A.S 3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,964,295
11,120,675	Cable One, Inc. 2.11%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	11,048,391
5,059,422	Charter Communications Operating LLC 1.86%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	5,006,703
	CSC Holdings LLC
7,444,897	2.36%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	7,326,002
3,500,437	2.61%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	3,461,058
15,092,600	DirecTV Financing LLC 5.75%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	15,102,108
7,078,354	E.W. Scripps Co. 3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	7,049,262
5,709,827	Entravision Communications Corp. 2.86%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	5,638,454
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Media - 4.9% - (continued)
$ 4,573,054	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	$ 4,550,783
38,068	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	37,973
3,270,683	NEP/NCP Holdco, Inc. 3.36%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	3,198,008
2,200,000	Telenet Financing USD LLC 2.11%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	2,163,458
EUR 2,400,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	2,672,688
$ 10,425,000	UPC Financing Partnership 3.11%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	10,359,844
EUR 8,480,000	Virgin Media Ireland Ltd. 3.50%, 07/15/2029, 3 mo. EURIBOR + 3.500%	9,464,363
GBP 7,550,000	Virgin Media SFA Finance Ltd. 3.55%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	10,007,469
EUR 9,985,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	11,052,864
		110,103,723
	Metal Fabricate/Hardware - 0.2%
$ 1,198,812	Ameriforge Group, Inc. 9.00%, 12/31/2023, 3 mo. USD LIBOR + 8.000%	539,466
2,875,000	Tecomet Inc. 0.00%, 05/01/2024, 1 mo. USD LIBOR + 3.250%(8)	2,773,167
		3,312,633
	Miscellaneous Manufacturing - 1.2%
EUR 5,070,418	CeramTec AcquiCo GmbH 0.03%, 03/08/2025, 3 mo. EURIBOR + 2.500%	5,691,008
$ 3,500,000	International Textile Group, Inc. 9.21%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	2,546,250
	LTI Holdings, Inc.
15,387,147	3.61%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	15,211,888
2,440,000	6.86%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	2,425,360
212,800	UTEX Industries Inc. 5.25%, 12/03/2025, 1 mo. USD LIBOR + 5.250%	209,963
		26,084,469
	Oil & Gas Services - 0.0%
12,835,136	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(10)	652,410
	Packaging & Containers - 3.5%
22,673,078	BWAY Holding Co. 3.35%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	22,442,719
	Flex Acquisition Co., Inc.
24,439,881	3.21%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	24,295,442
13,890,457	4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	13,861,009
	Pretium PKG Holdings, Inc.
4,830,000	4.50%, 10/01/2028, 1 mo. USD LIBOR + 4.500%	4,825,991

71

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Packaging & Containers - 3.5% - (continued)
$ 1,170,000	7.25%, 10/01/2029, 1 mo. USD LIBOR + 6.750%	$ 1,172,925
10,301	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	10,304
10,903,425	TricorBraun Holdings, Inc. 3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	10,826,774
		77,435,164
	Pharmaceuticals - 4.8%
19,150,000	Bausch Health Cos., Inc. 0.00%, 01/27/2027(8)	18,988,374
5,749,578	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	5,742,391
6,456,684	Elanco Animal Health, Inc. 1.85%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	6,351,763
6,301,452	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	6,126,397
5,183,447	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	5,185,054
EUR 4,723,970	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	5,250,413
$ 9,180,625	Horizon Therapeutics USA, Inc. 2.25%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	9,109,475
1,413,533	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	1,409,646
4,920,275	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	4,919,684
	Organon & Co.
EUR 2,099,450	3.00%, 06/02/2028, 3 mo. EURIBOR + 3.000%	2,356,953
$ 4,047,434	3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	4,040,351
8,161,292	Packaging Coordinators Midco, Inc. 4.50%, 11/30/2027, 1 mo. USD LIBOR + 3.500%	8,152,805
24,491,475	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	24,434,655
2,240,000	Pearl Intermediate Parent LLC 6.36%, 02/13/2026, 3 mo. USD LIBOR	2,241,411
2,890,483	PetVet Care Centers LLC 4.25%, 02/14/2025	2,886,870
		107,196,242
	Pipelines - 1.3%
6,741,043	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	6,728,437
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Pipelines - 1.3% - (continued)
$ 3,692,488	Medallion Midland Acquisition LLC 4.50%, 10/14/2028, 1 mo. USD LIBOR + 3.750%	$ 3,687,872
6,855,000	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	6,834,984
11,234,993	Traverse Midstream Partners LLC 5.25%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	11,206,906
		28,458,199
	Real Estate - 0.7%
EUR 4,055,000	Blitz GmbH 3.50%, 03/01/2028, 3 mo. EURIBOR + 3.500%	4,529,715
9,635,000	Foncia Management 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	10,726,591
		15,256,306
	Retail - 7.3%
$ 30,478,744	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	30,007,238
7,435,927	Beacon Roofing Supply, Inc. 2.36%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	7,394,137
EUR 1,725,000	EG Group Ltd. 7.00%, 04/12/2027, 3 mo. EURIBOR + 7.000%	1,942,448
$ 18,647,003	Great Outdoors Group LLC 4.50%, 03/05/2028, 1 mo. USD LIBOR + 3.750%	18,627,610
5,411,301	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	5,387,870
9,746,189	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	9,746,189
22,524,458	LBM Acquisition LLC 0.05%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	22,374,220
7,669,373	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	7,554,332
EUR 2,825,000	Peer Holding B.V. 3.00%, 03/08/2025, 3 mo. EURIBOR + 3.000%	3,143,533
$ 7,334,949	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	7,324,093
4,885,450	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	4,874,751
EUR 3,150,000	Rainbow Finco S.a.r.l. 0.00%, 01/28/2029(8)	3,536,108
$ 5,915,000	Specialty Building Products Holdings LLC 0.00%, 10/15/2028, 1 mo. USD LIBOR + 3.750%(8)	5,905,773
12,497,655	Sports Authority, Inc. 0.00%, 11/16/2022, 3 mo. USD LIBOR + 6.000%(8)(10)(11)(12)	—
	SRS Distribution, Inc.
5,250,000	0.00%, 06/02/2028(8)	5,246,745

72

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Retail - 7.3% - (continued)
$ 9,438,473	4.27%, 06/04/2028, 1 mo. USD LIBOR + 3.750%	$ 9,424,032
22,799,459	Staples, Inc. 5.13%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	21,730,849
		164,219,928
	Semiconductors - 0.7%
11,870,000	MKS Instruments, Inc. 0.00%, 10/21/2028(8)	11,844,005
3,705,713	Synaptics Incorporated 2.75%, 12/02/2028, 1 mo. USD LIBOR + 2.250%	3,702,007
		15,546,012
	Software - 7.5%
	Athenahealth, Inc.
15,045,000	0.00%, 01/26/2029(8)	14,972,934
2,451,475	4.40%, 02/11/2026, 1 mo. USD LIBOR + 4.250%	2,449,636
	Camelot U.S. Acquisition Co.
11,836,387	3.11%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	11,792,000
3,960,000	4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	3,951,328
2,100,000	CCC Intelligent Solutions, Inc. 3.00%, 09/21/2028, 3 mo. USD LIBOR + 2.500%	2,090,151
	DCert Buyer, Inc.
16,017,231	4.11%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	16,007,300
12,370,000	7.11%, 02/19/2029, 1 mo. USD LIBOR + 7.105%	12,425,665
5,232,482	Dun & Bradstreet Corp. 3.36%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	5,209,146
6,068,494	E2open LLC 4.00%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	6,074,198
6,120,000	EP Purchaser LLC 4.00%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	6,121,102
	Hyland Software, Inc.
9,709,300	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	9,704,446
2,446,000	7.00%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	2,458,230
	Mitchell International, Inc.
11,155,000	4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	11,057,394
2,865,000	7.00%, 10/15/2029, 1 mo. USD LIBOR + 7.000%	2,882,906
1,945,276	Navicure, Inc. 4.11%, 10/23/2026, 1 mo. USD LIBOR + 4.000%	1,941,638
	Polaris Newco LLC
EUR 2,723,175	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	3,056,813
$ 16,219,350	4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	16,206,374
250,000	Quest Software U.S. Holdings, Inc. 10.50%, 05/18/2026, 3 mo. USD LIBOR + 8.250%	249,375
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 83.8%(7) - (continued)
	Software - 7.5% - (continued)
$ 11,491,200	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	$ 11,427,769
2,285,852	Seattle Spinco, Inc. 2.86%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	2,255,861
15,648,403	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	15,470,637
	Ultimate Software Group, Inc.
3,220,000	0.00%, 05/03/2027(8)	3,242,798
6,124,890	3.86%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	6,112,334
		167,160,035
	Telecommunications - 2.6%
5,367,916	CenturyLink, Inc. 2.36%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	5,276,018
15,008,780	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%	14,967,506
EUR 11,140,000	Lorca Finco plc 0.00%, 09/18/2027, 3 mo. EURIBOR + 3.750%(8)	12,456,540
14,013,839	Numericable Group S.A. 3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	15,501,082
$ 5,065,000	Venga Finance S.a.r.l. 0.00%, 11/02/2028(8)	4,927,283
	Xplornet Communications, Inc.
3,318,663	4.50%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	3,310,897
2,230,000	7.50%, 10/01/2029, 1 mo. USD LIBOR + 7.000%	2,235,575
		58,674,901
	Textiles - 1.5%
34,820,000	Crocs, Inc. 0.00%, 01/26/2029(8)	34,584,965
	Transportation - 0.7%
15,966,839	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	15,917,981
	Total Senior Floating Rate Interests (cost $1,909,712,427)	$ 1,876,995,232
COMMON STOCKS - 0.4%
	Diversified Financials - 0.0%
544,947	Philadelphia Energy Solutions(11)(12)	$ —
	Energy - 0.3%
2,037,975	Ascent Resources - Marcellus LLC Class A(11)(12)	2,323,292
71,083	Foresight Energy LLC*	995,161
418,220,006	KCA Deutag(11)(12)(13)	—
15,718	Kelly Topco Shares(11)(12)(13)	1,700,530
112,212	Texgen Power LLC	2,608,929
		7,627,912
	Insurance - 0.0%
175,508	AFG Holdings, Inc.	175,508

73

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.4% - (continued)
	Materials - 0.1%
37,645	UTEX Industries, Inc.		$ 1,995,185
	Total Common Stocks (cost $27,382,993)		$ 9,798,605
EXCHANGE-TRADED FUNDS - 2.4%
	Other Investment Pools & Funds - 2.4%
1,265,400	Invesco Senior Loan ETF		$ 27,813,492
546,800	SPDR Blackstone Senior Loan ETF		24,928,612
			52,742,104
	Total Exchange-Traded Funds (cost $52,639,627)		$ 52,742,104
WARRANTS - 0.0%
	Energy - 0.0%
719,301	Ascent Resources - Marcellus LLC Expires 3/30/2023(11)(12)		$ 23,574
	Materials - 0.0%
7,500	UTEX Industries, Inc. Expires 12/03/2025(11)(12)		85,125
	Total Warrants (cost $107,156)		$ 108,699
	Total Long-Term Investments (Cost $2,156,971,509)		$ 2,096,454,320
SHORT-TERM INVESTMENTS - 10.5%
	Other Investment Pools & Funds - 10.5%
235,933,039	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(14)		$ 235,933,040
	Total Short-Term Investments (cost $235,933,040)		$ 235,933,040
	Total Investments (cost $2,392,904,549)	104.1%	$ 2,332,387,360
	Other Assets and Liabilities	(4.1)%	(90,898,630)
	Total Net Assets	100.0%	$ 2,241,488,730
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $121,995,514, representing 5.4% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $21,152,625, representing 0.9% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2022.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2022, the aggregate value of the unfunded commitment was $1,414,722, which represents 0.1% of total net assets.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $4,132,521, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(12)	Investment valued using significant unobservable inputs.
(13)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,700,530 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	418,220,006	$ 5,667,718	$ —
09/2021	Kelly Topco Shares	15,718	1,251,310	1,700,530
			$ 6,919,028	$ 1,700,530

(14)	Current yield as of period end.

74

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

OTC Total Return Swap Contracts Outstanding at January 31, 2022
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	40,660,000	(0.21%)	03/20/2022	At Maturity	$ —	$ —	$ 209,359	$ 209,359
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	39,700,000	(0.21%)	06/20/2022	At Maturity	—	—	114,387	114,387
Total OTC total return swap contracts							$ —	$ —	$ 323,746	$ 323,746

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,680,494	EUR	6,388,904	USD	HSBC	02/28/2022	$ (3,583)
247,818,310	USD	218,776,400	EUR	TDB	02/28/2022	1,896,498
5,705,516	USD	5,045,000	EUR	JPM	02/28/2022	34,540
3,476,774	USD	3,078,000	EUR	SCB	02/28/2022	16,861
5,670,862	USD	5,046,000	EUR	SSG	02/28/2022	(1,237)
1,063,434	USD	953,000	EUR	CWB	02/28/2022	(7,812)
12,935,883	USD	9,592,321	GBP	BBP	02/28/2022	37,535
Total foreign currency contracts						$ 1,972,802
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 8,918,932	$ —	$ 8,918,932	$ —
Corporate Bonds	147,890,748	—	147,890,748	—
Senior Floating Rate Interests	1,876,995,232	—	1,876,995,232	—
Common Stocks
Diversified Financials	—	—	—	—
Energy	7,627,912	3,604,090	—	4,023,822
Insurance	175,508	175,508	—	—
Materials	1,995,185	1,995,185	—	—
Exchange-Traded Funds	52,742,104	52,742,104	—	—
Warrants	108,699	—	—	108,699
Short-Term Investments	235,933,040	235,933,040	—	—
Foreign Currency Contracts(2)	1,985,434	—	1,985,434	—
Swaps- Total Return(2)	323,746	—	323,746	—
Total	$ 2,334,696,540	$ 294,449,927	$ 2,036,114,092	$ 4,132,521
Liabilities
Foreign Currency Contracts(2)	$ (12,632)	$ —	$ (12,632)	$ —
Total	$ (12,632)	$ —	$ (12,632)	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
75

The Hartford Floating Rate High Income Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.5%
	Airlines - 0.2%
$ 1,100,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 1,052,391
	Internet - 0.3%
GBP 1,100,000	Trainline PLC 1.00%, 01/14/2026(2)	1,216,989
	Total Convertible Bonds (cost $2,468,318)	$ 2,269,380
CORPORATE BONDS - 8.7%
	Commercial Banks - 0.8%
$ 875,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(3)(4)	$ 917,656
	Freedom Mortgage Corp.
450,000	6.63%, 01/15/2027(1)	417,960
450,000	7.63%, 05/01/2026(1)	429,750
525,000	8.13%, 11/15/2024(1)	525,656
1,715,000	8.25%, 04/15/2025(1)	1,715,292
		4,006,314
	Commercial Services - 0.9%
620,000	APX Group, Inc. 5.75%, 07/15/2029(1)	578,150
925,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	869,500
EUR 200,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(5)	215,848
650,000	Verisure Holding AB 3.25%, 02/15/2027(2)	707,423
$ 2,225,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,974,687
		4,345,608
	Diversified Financial Services - 1.0%
3,295,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	2,858,412
810,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	484,959
	United Wholesale Mortgage LLC
850,000	5.50%, 11/15/2025(1)	823,246
445,000	5.75%, 06/15/2027(1)	420,294
		4,586,911
	Electrical Components & Equipment - 0.2%
EUR 740,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	775,021
	Engineering & Construction - 0.1%
$ 575,000	Artera Services LLC 9.03%, 12/04/2025(1)	587,495
	Entertainment - 0.8%
875,000	Cinemark USA, Inc. 5.88%, 03/15/2026(1)	861,437
	Scientific Games International, Inc.
EUR 500,000	3.38%, 02/15/2026(2)	564,534
$ 2,100,000	7.00%, 05/15/2028(1)	2,205,525
		3,631,496
	Insurance - 0.2%
720,000	Acrisure LLC / Acrisure Finance, Inc. 7.00%, 11/15/2025(1)	718,776
	Internet - 0.5%
271,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	273,699
	United Group B.V.
EUR 670,000	3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(5)	735,908
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 8.7% - (continued)
	Internet - 0.5% - (continued)
EUR 395,000	4.32%, 02/01/2029(1)	$ 443,328
670,000	5.25%, 02/01/2030	730,131
		2,183,066
	Leisure Time - 0.9%
$ 2,560,000	Carnival Corp. 7.63%, 03/01/2026(1)	2,611,200
775,000	Life Time, Inc. 8.00%, 04/15/2026(1)	788,562
1,025,000	Royal Caribbean Cruises Ltd. 4.25%, 07/01/2026(1)	956,351
		4,356,113
	Lodging - 0.1%
775,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	690,719
	Machinery-Diversified - 0.2%
850,000	OT Merger Corp. 7.88%, 10/15/2029(1)	824,058
	Media - 0.1%
350,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	367,500
	Mining - 0.2%
EUR 875,000	Constellium SE 3.13%, 07/15/2029(1)	928,520
	Oil & Gas - 0.2%
500,000	Petroleos Mexicanos 4.75%, 02/26/2029(2)	550,378
	Southwestern Energy Co.
$ 224,000	5.38%, 02/01/2029	226,800
205,000	5.38%, 03/15/2030	210,064
		987,242
	Oil & Gas Services - 0.0%
145,375	KCA Deutag UK Finance plc 9.88%, 12/01/2025	154,098
	Packaging & Containers - 0.1%
EUR 600,000	Mauser Packaging Solutions Holding Co. 4.75%, 04/15/2024(2)	668,920
	Pharmaceuticals - 0.2%
800,000	Teva Pharmaceutical Finance Netherlands B.V. 4.50%, 03/01/2025	909,563
	Real Estate - 0.4%
	CIFI Holdings Group Co., Ltd.
$ 200,000	4.45%, 08/17/2026(2)	168,000
450,000	5.95%, 10/20/2025(2)	394,875
	Country Garden Holdings Co., Ltd.
400,000	5.13%, 01/14/2027(2)	329,000
200,000	5.63%, 01/14/2030(2)	160,000
	Times China Holdings Ltd.
200,000	5.30%, 04/20/2022(2)	141,000
550,000	6.75%, 07/08/2025(2)	255,750
1,225,000	Yuzhou Group Holdings Co., Ltd. 8.50%, 02/26/2024(2)	265,213
		1,713,838
	Retail - 1.3%
195,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(6)	190,256
EUR 350,000	Dufry One B.V. 2.50%, 10/15/2024(2)	385,343
250,000	eG Global Finance plc 6.25%, 10/30/2025(2)	281,837
$ 2,450,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 02/15/2026(1)	2,358,688
785,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	718,275

76

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 8.7% - (continued)
	Retail - 1.3% - (continued)
	Staples, Inc.
$ 1,050,000	7.50%, 04/15/2026(1)	$ 1,035,563
1,400,000	10.75%, 04/15/2027(1)	1,304,912
		6,274,874
	Software - 0.0%
205,000	MicroStrategy, Inc. 6.13%, 06/15/2028(1)	195,775
	Telecommunications - 0.5%
	Altice France S.A.
EUR 550,000	4.13%, 01/15/2029(2)	587,003
905,000	4.25%, 10/15/2029(1)	965,480
$ 825,000	Frontier Communications Corp. 5.88%, 11/01/2029	794,318
		2,346,801
	Total Corporate Bonds (cost $44,125,358)	$ 41,252,708
SENIOR FLOATING RATE INTERESTS - 82.2%(7)
	Advertising - 0.1%
410,000	ABG Intermediate Holdings 2 LLC 6.50%, 12/20/2029, 1 mo. USD LIBOR + 6.000%	$ 414,100
	Airlines - 1.4%
2,880,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	2,985,206
1,825,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	1,828,796
1,040,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	1,096,680
656,895	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	656,620
		6,567,302
	Asset-Backed - Finance & Insurance - 0.2%
EUR 875,000	Kouti B.V. 0.00%, 08/31/2028, 1 mo. USD LIBOR + 3.750%(8)	979,814
	Auto Parts & Equipment - 0.7%
	First Brands Group LLC
$ 1,420,967	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	1,422,302
2,125,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	2,131,651
		3,553,953
	Chemicals - 0.3%
1,101,675	CPC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	1,090,658
540,000	NIC Acquisition Corp. 8.50%, 12/29/2028, 1 mo. USD LIBOR + 7.750%	529,200
		1,619,858
	Commercial Services - 5.7%
1,189,575	APX Group, Inc. 4.00%, 07/09/2028, 1 mo. USD LIBOR + 3.500%	1,186,601
841,414	Belron Finance U.S. LLC 2.56%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	839,310
EUR 2,700,000	Belron Luxembourg S.a r.l. 2.75%, 04/13/2028, 3 mo. EURIBOR + 2.750%	3,013,812
$ 5,137,125	MPH Acquisition Holdings LLC 4.75%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	4,983,679
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.2%(7) - (continued)
	Commercial Services - 5.7% - (continued)
$ 2,380,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(8)	$ 2,380,857
1,053,871	Trans Union LLC 0.03%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	1,048,981
EUR 5,690,000	Verisure Holding AB 3.25%, 03/25/2028, 3 mo. EURIBOR + 3.250%	6,337,713
$ 2,054,475	WEX, Inc. 2.36%, 04/01/2028, 1 mo. USD LIBOR + 2.250%	2,040,361
5,344,283	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	5,157,233
		26,988,547
	Distribution/Wholesale - 0.5%
2,160,556	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,148,975
	Diversified Financial Services - 1.6%
	Blackhawk Network Holdings, Inc.
1,612,446	3.11%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	1,602,949
560,000	7.13%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	554,960
860,677	Fleetcor Technologies Operating Co. LLC 1.86%, 04/30/2028, 1 mo. USD LIBOR + 1.750%	852,931
4,385,000	Setanta Aircraft Leasing Designated Activity Company 2.14%, 11/05/2028, 1 mo. USD LIBOR + 2.000%	4,376,800
		7,387,640
	Electronics - 0.7%
3,135,000	II-VI, Inc. 0.00%, 12/08/2028, 1 mo. USD LIBOR + 3.750%(8)	3,127,163
	Engineering & Construction - 2.3%
	Artera Services LLC
1,150,000	4.00%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	1,148,562
1,230,000	6.25%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	1,235,769
8,019,976	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	7,851,236
585,000	PowerTeam Services LLC 8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	564,525
		10,800,092
	Entertainment - 5.0%
2,710,000	AP Core Holdings II LLC 6.25%, 09/01/2027, 1 mo. USD LIBOR + 6.250%	2,728,645
591,398	Cinemark USA, Inc. 1.86%, 03/31/2025, 3 mo. USD LIBOR + 1.750%	570,793
	Crown Finance U.S., Inc.
EUR 202,610	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	169,579
$ 10,220,828	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	7,734,101
465,706	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	548,951
505,748	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	535,461

77

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.2%(7) - (continued)
	Entertainment - 5.0% - (continued)
$ 1,105,000	Great Canadian Gaming Corp. 4.75%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	$ 1,105,552
648,375	Maverick Gaming LLC 8.50%, 09/03/2026, 1 mo. USD LIBOR + 8.500%	647,565
1,600,662	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	1,595,364
4,995,522	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	4,951,111
584,954	William Morris Endeavor Entertainment LLC 2.86%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	573,904
2,655,000	WMG Acquisition Corp. 2.23%, 01/20/2028, 1 mo. USD LIBOR + 2.125%	2,632,592
		23,793,618
	Environmental Control - 0.5%
2,398,988	Filtration Group Corp. 4.00%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	2,393,998
	Food - 1.8%
875,000	8th Avenue Food & Provisions, Inc. 0.04%, 10/01/2025, 3 mo. USD LIBOR + 3.750%(8)	822,500
EUR 3,990,000	Froneri International Ltd. 2.38%, 01/31/2027, 3 mo. EURIBOR + 2.375%	4,381,171
$ 1,604,937	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	1,603,797
789,931	Simply Good Foods USA, Inc. 4.25%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	794,869
921,104	U.S. Foods, Inc. 2.11%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	911,156
		8,513,493
	Food Service - 0.4%
	Aramark Services, Inc.
247,112	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	243,482
1,807,006	2.61%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	1,797,971
		2,041,453
	Healthcare - Products - 1.3%
	Avantor Funding, Inc.
EUR 1,243,750	2.50%, 06/10/2028, 1 mo. EURIBOR + 2.500%	1,389,913
$ 1,266,825	2.75%, 11/06/2027, 1 mo. USD LIBOR + 2.250%	1,264,646
443,688	Coty, Inc. 2.35%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	436,478
1,159,175	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	1,158,213
2,020,658	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%	2,017,890
		6,267,140
	Healthcare - Services - 6.5%
3,560,907	ADMI Corp. 3.88%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	3,533,630
	Aveanna Healthcare LLC
364,182	0.00%, 07/17/2028, 1 mo. USD LIBOR + 3.750%(8)	362,492
84,906	0.00%, 07/17/2028(8)	84,512
1,575,000	7.50%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	1,557,281
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.2%(7) - (continued)
	Healthcare - Services - 6.5% - (continued)
EUR 4,035,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	$ 4,459,459
$ 734,848	Envision Healthcare Corp. 3.86%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	567,604
946,973	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	948,753
	EyeCare Partners LLC
5,399,084	3.97%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	5,376,138
460,000	7.25%, 11/15/2029, 1 mo. USD LIBOR + 7.250%	463,450
765,892	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	763,786
EUR 600,000	IQVIA, Inc. 0.00%, 03/07/2024, 1 mo. USD LIBOR + 2.000%(8)	668,260
$ 3,437,976	Loire Finco Luxembourg S.a.r.l. 3.36%, 04/21/2027, 1 mo. USD LIBOR + 3.250%	3,372,070
4,400,755	MED ParentCo L.P. 4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	4,391,822
	Medical Solutions Holdings, Inc.
262,400	3.50%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(9)	261,867
1,377,600	4.00%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	1,374,803
1,615,000	MJH Healthcare Holdings LLC 0.00%, 01/28/2029(8)	1,608,944
1,035,000	WP CityMD Bidco LLC 3.75%, 12/22/2028, 1 mo. USD LIBOR + 3.250%	1,033,065
		30,827,936
	Holding Companies-Diversified - 0.5%
99,237	Belfor Holdings, Inc. 3.86%, 04/06/2026, 3 mo. USD LIBOR + 3.750%	99,112
EUR 2,205,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 3 mo. EURIBOR + 4.000%(8)	2,476,812
		2,575,924
	Home Builders - 0.8%
	Tecta America Corp.
$ 2,989,975	5.00%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	2,993,713
1,000,000	9.25%, 04/09/2029, 1 mo. USD LIBOR + 9.250%	1,000,000
		3,993,713
	Home Furnishings - 1.0%
4,698,225	Mattress Firm, Inc. 5.00%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	4,688,829
	Insurance - 6.0%
	Acrisure LLC
2,230,806	3.72%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,201,069
1,425,000	4.75%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	1,424,402
855,000	AssuredPartners, Inc. 0.00%, 02/12/2027, 1 mo. USD LIBOR + 3.500%(8)	852,863
	Asurion LLC
3,146,757	3.11%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	3,129,324
151,134	3.23%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	150,688
574,866	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	570,554

78

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.2%(7) - (continued)
	Insurance - 6.0% - (continued)
$ 5,647,259	5.36%, 02/03/2028, 1 mo. USD LIBOR + 5.250%	$ 5,651,947
3,310,000	5.36%, 01/15/2029, 1 mo. USD LIBOR + 5.250%	3,312,085
	Hub International Ltd.
2,350,000	3.02%, 04/25/2025, 1 mo. USD LIBOR + 2.750%(8)	2,322,340
917,683	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	915,544
3,137,329	Sedgwick Claims Management Services, Inc. 3.36%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	3,115,117
4,778,678	USI, Inc. 3.22%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	4,748,812
		28,394,745
	Internet - 3.9%
2,278,775	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	2,255,509
	MH Sub LLC
4,044,778	3.61%, 09/13/2024, 3 mo. USD LIBOR + 3.500%	4,023,058
2,660,540	4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	2,645,588
625,000	6.36%, 02/12/2029, 1 mo. USD LIBOR + 6.250%	627,737
1,985,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	1,973,963
820,782	Rodan & Fields LLC 4.11%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	490,163
6,766,650	Shutterfly, Inc. 5.75%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	6,563,650
		18,579,668
	IT Services - 0.3%
995,000	Panther Commercial Holdings L.P. 5.00%, 01/07/2028, 1 mo. USD LIBOR + 5.000%	993,507
301,937	Surf Holdings LLC 3.69%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	300,276
		1,293,783
	Leisure Time - 2.1%
	Carnival Corp.
2,479,131	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	2,451,687
580,000	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	574,200
2,179,162	Hayward Industries, Inc. 3.00%, 05/28/2028, 1 mo. USD LIBOR + 2.500%	2,170,206
1,511,078	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	1,508,253
3,058,132	SRAM LLC 3.25%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	3,050,486
		9,754,832
	Lodging - 1.2%
5,926,729	Caesars Resort Collection LLC 2.86%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	5,891,524
	Machinery-Diversified - 0.2%
755,000	Fluidra S.A. 0.00%, 01/19/2029(8)	753,430
	Media - 2.9%
943,063	Banijay Entertainment S.A.S 3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	937,951
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.2%(7) - (continued)
	Media - 2.9% - (continued)
$ 2,361,225	Cable One, Inc. 2.11%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	$ 2,345,877
804,334	Charter Communications Operating LLC 1.86%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	795,953
4,120,162	DirecTV Financing LLC 5.75%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	4,122,758
11,897	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	11,868
692,068	NEP/NCP Holdco, Inc. 3.36%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	676,690
400,000	Telenet Financing USD LLC 2.11%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	393,356
EUR 625,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	696,013
GBP 1,525,000	Virgin Media SFA Finance Ltd. 3.55%, 11/15/2027, 1 mo. GBP LIBOR + 3.250%	2,021,376
EUR 595,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	658,633
$ 1,300,000	Ziggo Financing Partnership 2.61%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,283,139
		13,943,614
	Metal Fabricate/Hardware - 0.1%
237,797	Ameriforge Group, Inc. 9.00%, 12/31/2023, 3 mo. USD LIBOR + 8.000%	107,009
625,000	Tecomet Inc. 0.00%, 05/01/2024, 1 mo. USD LIBOR + 3.250%(8)	602,862
		709,871
	Miscellaneous Manufacturing - 1.3%
EUR 1,430,118	CeramTec AcquiCo GmbH 0.03%, 03/08/2025, 3 mo. EURIBOR + 2.500%(8)	1,605,156
$ 750,000	International Textile Group, Inc. 9.21%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	545,625
	LTI Holdings, Inc.
3,135,427	3.61%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	3,099,715
815,000	6.86%, 09/06/2026, 3 mo. USD LIBOR + 6.750%	810,110
14,306	UTEX Industries Inc. 5.25%, 12/03/2025, 1 mo. USD LIBOR + 5.250%	14,116
		6,074,722
	Packaging & Containers - 4.2%
6,232,863	BWAY Holding Co. 3.35%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	6,169,537
	Flex Acquisition Co., Inc.
8,071,532	3.21%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	8,023,829
1,801,425	4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	1,797,606
	Pretium PKG Holdings, Inc.
1,330,000	4.50%, 10/01/2028, 1 mo. USD LIBOR + 4.500%	1,328,896
490,000	7.25%, 10/01/2029, 1 mo. USD LIBOR + 6.750%	491,225
2,691	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	2,691
2,191,832	TricorBraun Holdings, Inc. 3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	2,176,424
		19,990,208

79

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.2%(7) - (continued)
	Pharmaceuticals - 4.4%
$ 6,795,000	Bausch Health Cos., Inc. 0.00%, 01/27/2027(8)	$ 6,737,650
1,233,350	Elanco Animal Health, Inc. 1.85%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	1,213,308
1,340,743	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	1,303,498
2,649,975	Horizon Therapeutics USA, Inc. 2.25%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	2,629,438
190,822	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	190,298
999,975	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	999,855
EUR 388,050	Organon & Co. 3.00%, 06/02/2028, 3 mo. EURIBOR + 3.000%	435,645
$ 917,689	Packaging Coordinators Midco, Inc. 4.50%, 11/30/2027, 1 mo. USD LIBOR + 3.500%	916,734
5,013,141	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	5,001,510
705,000	Pearl Intermediate Parent LLC 6.36%, 02/13/2026, 3 mo. USD LIBOR	705,444
593,063	PetVet Care Centers LLC 4.25%, 02/14/2025	592,322
		20,725,702
	Pipelines - 1.0%
1,230,906	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	1,228,604
513,072	Medallion Midland Acquisition LLC 4.50%, 10/14/2028, 1 mo. USD LIBOR + 3.750%	512,431
675,000	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	673,029
2,197,367	Traverse Midstream Partners LLC 5.25%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	2,191,873
		4,605,937
	Real Estate - 0.6%
EUR 750,000	Blitz GmbH 3.50%, 03/01/2028, 3 mo. EURIBOR + 3.500%	837,802
1,865,000	Foncia Management 3.50%, 03/27/2028, 3 mo. EURIBOR + 3.500%	2,076,294
		2,914,096
	Retail - 8.0%
$ 5,360,241	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	5,277,318
1,756,571	Beacon Roofing Supply, Inc. 2.36%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	1,746,699
EUR 530,000	EG Group Ltd. 7.00%, 04/12/2027, 3 mo. EURIBOR + 7.000%	596,810
$ 5,004,545	Great Outdoors Group LLC 4.50%, 03/05/2028, 1 mo. USD LIBOR + 3.750%	4,999,340
1,122,159	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	1,117,300
2,157,680	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	2,157,680
6,515,131	LBM Acquisition LLC 0.05%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	6,471,675
2,294,812	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	2,260,390
1,523,069	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,520,815
1,004,950	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	1,002,749
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.2%(7) - (continued)
	Retail - 8.0% - (continued)
EUR 670,000	Rainbow Finco S.a.r.l. 0.00%, 01/28/2029(8)	$ 752,125
$ 1,235,000	Specialty Building Products Holdings LLC 0.00%, 10/15/2028, 1 mo. USD LIBOR + 3.750%(8)	1,233,073
1,928,771	Sports Authority, Inc. 0.00%, 11/16/2022, 3 mo. USD LIBOR + 6.000%(8)(10)(11)(12)	—
	SRS Distribution, Inc.
1,305,000	0.00%, 06/02/2028(8)	1,304,191
1,064,650	4.27%, 06/04/2028, 1 mo. USD LIBOR + 3.750%	1,063,021
6,799,799	Staples, Inc. 5.13%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	6,481,092
		37,984,278
	Semiconductors - 0.6%
2,230,000	MKS Instruments, Inc. 0.00%, 10/21/2028(5)(8)	2,225,116
773,063	Synaptics Incorporated 2.75%, 12/02/2028, 1 mo. USD LIBOR + 2.250%	772,290
		2,997,406
	Software - 7.4%
5,470,000	Athenahealth, Inc. 0.00%, 01/26/2029(8)	5,443,798
	Camelot U.S. Acquisition Co.
2,627,957	3.11%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	2,618,103
727,650	4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	726,057
	DCert Buyer, Inc.
4,041,525	4.11%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	4,039,020
3,450,000	7.11%, 02/19/2029, 1 mo. USD LIBOR + 7.105%	3,465,525
1,655,000	EP Purchaser LLC 4.00%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	1,655,298
	Hyland Software, Inc.
1,807,468	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,806,565
812,800	7.00%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	816,864
	Mitchell International, Inc.
2,380,000	4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	2,359,175
820,000	7.00%, 10/15/2029, 1 mo. USD LIBOR + 7.000%	825,125
	Polaris Newco LLC
EUR 942,638	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	1,058,127
$ 4,842,862	4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	4,838,988
2,159,588	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	2,147,667
1,091,746	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,079,344
	Ultimate Software Group, Inc.
1,105,000	0.00%, 05/03/2027(8)	1,112,823
1,000,171	3.86%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	998,120
		34,990,599
	Telecommunications - 3.0%
3,817,839	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%	3,807,340

80

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 82.2%(7) - (continued)
	Telecommunications - 3.0% - (continued)
EUR 2,315,000	Lorca Finco plc 0.00%, 09/18/2027, 3 mo. EURIBOR + 3.750%(8)	$ 2,588,590
	Numericable Group S.A.
$ 822,177	2.75%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	811,078
EUR 3,232,393	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	3,575,437
$ 1,465,000	Venga Finance S.a.r.l. 0.00%, 11/02/2028(8)	1,425,167
	Xplornet Communications, Inc.
1,185,463	4.50%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	1,182,688
770,000	7.50%, 10/01/2029, 1 mo. USD LIBOR + 7.000%	771,925
		14,162,225
	Textiles - 2.8%
13,540,000	Crocs, Inc. 0.00%, 01/26/2029(8)	13,448,605
	Transportation - 0.9%
4,486,338	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	4,472,610
	Total Senior Floating Rate Interests (cost $394,923,774)	$ 390,371,403
COMMON STOCKS - 0.2%
	Energy - 0.2%
190,736	Ascent Resources - Marcellus LLC Class A(11)(12)	$ 217,439
13,824	Foresight Energy LLC*	193,530
2,907	Kelly Topco Shares(11)(12)(13)	314,509
13,865	Texgen Power LLC	322,361
		1,047,839
	Insurance - 0.0%
34,814	AFG Holdings, Inc.	34,814
	Materials - 0.0%
3,079	UTEX Industries, Inc.	163,187
	Total Common Stocks (cost $2,429,412)	$ 1,245,840
EXCHANGE-TRADED FUNDS - 3.3%
	Other Investment Pools & Funds - 3.3%
290,400	Invesco Senior Loan ETF	$ 6,382,992
200,200	SPDR Blackstone Senior Loan ETF	9,127,118
		15,510,110
	Total Exchange-Traded Funds (cost $15,692,047)	$ 15,510,110
WARRANTS - 0.0%
	Energy - 0.0%
94,294	Ascent Resources - Marcellus LLC Expires 3/30/2023*(11)(12)	$ 4,039
Shares or Principal Amount			Market Value†
WARRANTS - 0.0% - (continued)
	Materials - 0.0%
1,875	UTEX Industries, Inc. Expires 12/03/2025*(11)(12)		$ 21,281
	Total Warrants (cost $19,724)		$ 25,320
	Total Long-Term Investments (Cost $459,658,633)		$ 450,674,761
SHORT-TERM INVESTMENTS - 9.9%
	Other Investment Pools & Funds - 9.9%
47,067,092	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(14)		$ 47,067,092
	Total Short-Term Investments (cost $47,067,092)		$ 47,067,092
	Total Investments (cost $506,725,725)	104.8%	$ 497,741,853
	Other Assets and Liabilities	(4.8)%	(22,669,540)
	Total Net Assets	100.0%	$ 475,072,313
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $33,820,849, representing 7.1% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $6,676,265, representing 1.4% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

81

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

(5)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2022.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2022, the aggregate value of the unfunded commitment was $261,867, which represents 0.1% of total net assets.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $557,268, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(12)	Investment valued using significant unobservable inputs.
(13)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $314,509 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	2,907	$ 231,426	$ 314,509

(14)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at January 31, 2022
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	8,315,000	(0.21%)	03/20/2022	At Maturity	$ —	$ —	$ 44,926	$ 44,926
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	7,860,000	(0.21%)	06/20/2022	At Maturity	—	—	24,643	24,643
Total OTC total return swap contracts							$ —	$ —	$ 69,569	$ 69,569

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,650,638	EUR	1,856,489	USD	HSBC	02/28/2022	$ (1,041)
52,447,896	USD	46,301,510	EUR	TDB	02/28/2022	401,372
1,609,306	USD	1,423,000	EUR	JPM	02/28/2022	9,742
1,219,921	USD	1,080,000	EUR	SCB	02/28/2022	5,916
1,296,903	USD	1,154,000	EUR	SSG	02/28/2022	(283)
358,198	USD	321,000	EUR	CBA	02/28/2022	(2,631)
3,380,856	USD	2,507,000	GBP	BCLY	02/28/2022	9,810
Total foreign currency contracts						$ 422,885
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
82

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 2,269,380	$ —	$ 2,269,380	$ —
Corporate Bonds	41,252,708	—	41,252,708	—
Senior Floating Rate Interests	390,371,403	—	390,371,403	—
Common Stocks
Energy	1,047,839	515,891	—	531,948
Insurance	34,814	34,814	—	—
Materials	163,187	163,187	—	—
Exchange-Traded Funds	15,510,110	15,510,110	—	—
Warrants	25,320	—	—	25,320
Short-Term Investments	47,067,092	47,067,092	—	—
Foreign Currency Contracts(2)	426,840	—	426,840	—
Swaps- Total Return(2)	69,569	—	69,569	—
Total	$ 498,238,262	$ 63,291,094	$ 434,389,900	$ 557,268
Liabilities
Foreign Currency Contracts(2)	$ (3,955)	$ —	$ (3,955)	$ —
Total	$ (3,955)	$ —	$ (3,955)	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
83

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 58.7%
2,768,227	Hartford Core Equity Fund, Class F	$ 130,549,587
2,305,836	Hartford Large Cap Growth ETF	38,207,703
1,266,946	Hartford Multifactor US Equity ETF	53,047,029
944,683	Hartford Schroders Commodity Strategy ETF	20,513,791
1,461,055	Hartford Small Cap Value Fund, Class F	18,102,475
2,401,363	The Hartford Equity Income Fund, Class F	54,054,671
644,369	The Hartford Growth Opportunities Fund, Class F	30,285,325
793,598	The Hartford Small Company Fund, Class F	17,363,933
	Total Domestic Equity Funds (cost $285,664,116)	$ 362,124,514
	International/Global Equity Funds - 25.2%
1,323,894	Hartford Multifactor Developed Markets (ex-US) ETF	38,816,572
836,933	Hartford Schroders Emerging Markets Equity Fund, Class F	16,052,379
3,823,860	Hartford Schroders International Multi-Cap Value Fund, Class F	39,424,000
1,303,673	The Hartford International Growth Fund, Class F	22,475,320
2,125,624	The Hartford International Opportunities Fund, Class F	38,346,255
	Total International/Global Equity Funds (cost $145,916,137)	$ 155,114,526
	Taxable Fixed Income Funds - 15.9%
1,109,879	Hartford Core Bond ETF	44,101,264
295,038	Hartford Schroders Sustainable Core Bond Fund, Class F	2,971,037
2,740,173	The Hartford Strategic Income Fund, Class F	24,058,715
2,607,316	The Hartford World Bond Fund, Class F	27,037,863
	Total Taxable Fixed Income Funds (cost $100,838,854)	$ 98,168,879
	Total Affiliated Investment Companies (cost $532,419,107)	$ 615,407,919
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,150,320	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		$ 1,150,320
	Total Short-Term Investments (cost $1,150,320)		$ 1,150,320
	Total Investments (cost $533,569,427)	100.0%	$ 616,558,239
	Other Assets and Liabilities	(0.0)%	(242,496)
	Total Net Assets	100.0%	$ 616,315,743
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 615,407,919	$ 615,407,919	$ —	$ —
Short-Term Investments	1,150,320	1,150,320	—	—
Total	$ 616,558,239	$ 616,558,239	$ —	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
84

Hartford Global Impact Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Australia - 0.7%
53,866	SEEK Ltd.	$ 1,116,276
	Bangladesh - 0.8%
292,325	GrameenPhone Ltd.	1,210,806
	Brazil - 0.9%
335,400	YDUQS Participacoes S.A.	1,396,526
	Canada - 3.3%
94,811	Brookfield Renewable Partners L.P.*	3,176,652
37,444	Stantec, Inc.	1,986,271
		5,162,923
	China - 1.8%
81,064	Niu Technologies ADR*	1,138,949
32,900	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	1,670,908
		2,809,857
	Finland - 1.5%
409,906	Nokia Oyj*	2,444,525
	France - 3.7%
45,902	Nexity S.A.	1,921,997
22,747	Schneider Electric SE	3,853,235
		5,775,232
	Germany - 1.6%
43,846	Vonovia SE	2,497,283
	India - 0.6%
61,911	Shriram Transport Finance Co., Ltd.	1,028,010
	Indonesia - 1.7%
9,708,829	Bank Rakyat Indonesia Persero Tbk PT	2,763,476
	Ireland - 2.0%
18,310	Trane Technologies plc	3,169,461
	Israel - 1.7%
19,112	CyberArk Software Ltd.*	2,621,211
	Japan - 2.0%
21,100	Eisai Co., Ltd.	1,056,794
68,848	Katitas Co., Ltd.	2,099,935
		3,156,729
	Kenya - 1.0%
4,759,500	Safaricom plc	1,549,034
	Netherlands - 4.3%
19,854	Koninklijke DSM N.V.	3,721,839
59,336	Signify N.V.(1)	3,142,963
		6,864,802
	Puerto Rico - 1.8%
32,020	Popular, Inc.	2,855,223
	South Africa - 3.0%
2,296,831	Old Mutual Ltd.	2,069,726
284,443	Vodacom Group Ltd.	2,717,291
		4,787,017
	South Korea - 1.5%
4,709	Samsung SDI Co., Ltd.	2,337,000
	Spain - 2.2%
20,169	Acciona S.A.	3,513,137
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	Sweden - 0.7%
10,760	MIPS AB	$ 1,069,799
	Switzerland - 1.1%
26,221	Landis+Gyr Group AG	1,729,470
	Taiwan - 3.0%
278,000	Chroma ATE, Inc.	2,166,986
64,891	MediaTek, Inc.	2,577,418
		4,744,404
	United Kingdom - 4.3%
29,888	Genus plc	1,542,793
97,704	Hikma Pharmaceuticals plc	2,744,813
95,944	Nomad Foods Ltd.*	2,475,355
		6,762,961
	United States - 52.2%
13,962	Advanced Drainage Systems, Inc.	1,578,962
23,900	Agilent Technologies, Inc.	3,329,748
74,910	agilon health, Inc.*	1,242,008
17,313	Alexandria Real Estate Equities, Inc. REIT	3,373,265
16,489	Amedisys, Inc.*	2,227,664
32,949	Ball Corp.	3,199,348
29,004	Baxter International, Inc.	2,478,102
9,266	Block, Inc. Class A*	1,133,139
26,048	Boston Properties, Inc. REIT	2,919,460
102,014	Boston Scientific Corp.*	4,376,400
14,738	Danaher Corp.	4,211,973
29,097	Darling Ingredients, Inc.*	1,855,516
14,471	Etsy, Inc.*	2,273,105
68,559	Evoqua Water Technologies Corp.*	2,776,639
15,431	First Solar, Inc.*	1,209,482
34,513	Globe Life, Inc.	3,530,680
38,256	GoDaddy, Inc. Class A*	2,896,362
23,788	Health Catalyst, Inc.*	710,072
15,836	Hubbell, Inc.	2,965,924
6,056	Illumina, Inc.*	2,112,454
8,582	Insulet Corp.*	2,128,336
10,424	Itron, Inc.*	646,288
143,483	Laureate Education, Inc. Class A	1,815,060
41,810	Mimecast Ltd.*	3,332,675
56,626	National Vision Holdings, Inc.*	2,314,871
56,540	OneMain Holdings, Inc.	2,920,856
105,565	PGT Innovations, Inc.*	2,004,679
55,206	PowerSchool Holdings, Inc.*	904,274
21,598	Rapid7, Inc.*	2,080,535
2,755	Rivian Automotive, Inc.*(2)	181,114
20,185	Sun Communities, Inc. REIT	3,814,158
12,671	Tetra Tech, Inc.	1,763,676
64,248	Upwork, Inc.*	1,747,546
10,842	Watts Water Technologies, Inc. Class A	1,661,103
34,772	Westinghouse Air Brake Technologies Corp.	3,091,231
15,213	Xylem, Inc.	1,597,669
		82,404,374
	Total Common Stocks (cost $136,097,473)	$ 153,769,536

85

Hartford Global Impact Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.8%
4,491,340	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $4,491,343; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $4,581,200		$ 4,491,340
	Securities Lending Collateral - 0.1%
5,189	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		5,189
139,743	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		139,743
7,916	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		7,916
			152,848
	Total Short-Term Investments (cost $4,644,188)		$ 4,644,188
	Total Investments (cost $140,741,661)	100.3%	$ 158,413,724
	Other Assets and Liabilities	(0.3)%	(485,415)
	Total Net Assets	100.0%	$ 157,928,309
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of this security was $3,142,963, representing 2.0% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,116,276	$ —	$ 1,116,276	$ —
Bangladesh	1,210,806	1,210,806	—	—
Brazil	1,396,526	1,396,526	—	—
Canada	5,162,923	5,162,923	—	—
China	2,809,857	2,809,857	—	—
Finland	2,444,525	—	2,444,525	—
France	5,775,232	—	5,775,232	—
Germany	2,497,283	—	2,497,283	—
India	1,028,010	—	1,028,010	—
Indonesia	2,763,476	—	2,763,476	—
Ireland	3,169,461	3,169,461	—	—
Israel	2,621,211	2,621,211	—	—
Japan	3,156,729	—	3,156,729	—
Kenya	1,549,034	—	1,549,034	—
Netherlands	6,864,802	—	6,864,802	—
Puerto Rico	2,855,223	2,855,223	—	—
South Africa	4,787,017	2,717,291	2,069,726	—
South Korea	2,337,000	—	2,337,000	—
Spain	3,513,137	—	3,513,137	—
Sweden	1,069,799	—	1,069,799	—
Switzerland	1,729,470	—	1,729,470	—
Taiwan	4,744,404	—	4,744,404	—
United Kingdom	6,762,961	2,475,355	4,287,606	—
United States	82,404,374	82,404,374	—	—
Short-Term Investments	4,644,188	152,848	4,491,340	—
Total	$ 158,413,724	$ 106,975,875	$ 51,437,849	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
86

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
	Australia - 1.2%
AUD 1,893,675	Australia Government Bond 0.75%, 11/21/2027(1)(2)	$ 1,455,418
	Brazil - 0.4%
BRL 2,280,182	Brazil Letras do Tesouro Nacional 6.00%, 05/15/2055(1)	450,552
	Canada - 1.6%
CAD 1,888,047	Canadian Government Real Return Bond 4.25%, 12/01/2026(1)	1,835,469
	Chile - 0.8%
	Bonos de la Tesoreria de la Republica
CLP 468,189,750	1.90%, 09/01/2030(1)	571,978
312,126,500	2.00%, 03/01/2035(1)	365,073
		937,051
	Japan - 1.7%
JPY 218,609,560	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(1)	1,945,223
	Mexico - 0.6%
MXN 15,244,957	Mexican Udibonos 4.00%, 11/15/2040(1)	760,890
	Total Foreign Government Obligations (cost $7,585,425)	$ 7,384,603
U.S. GOVERNMENT SECURITIES - 18.7%
	U.S. Treasury Securities - 18.7%
	U.S. Treasury Bonds - 3.3%
$ 1,593,239	0.13%, 01/15/2030(1)	$ 1,719,682
910,127	2.00%, 01/15/2026(1)	1,034,179
862,486	2.38%, 01/15/2025(1)	969,758
130,916	2.38%, 01/15/2027(1)	155,005
		3,878,624
	U.S. Treasury Notes - 15.4%
1,983,833	0.13%, 07/15/2024(1)	2,093,060
1,130,408	0.13%, 07/15/2026(1)	1,205,033
1,756,156	0.13%, 01/15/2031(1)	1,904,903
545,596	0.25%, 01/15/2025(1)	577,514
820,271	0.25%, 07/15/2029(1)	894,940
1,798,857	0.38%, 07/15/2025(1)	1,925,503
1,110,206	0.38%, 01/15/2027(1)	1,197,708
840,701	0.38%, 07/15/2027(1)	912,992
428,127	0.50%, 01/15/2028(1)	467,779
2,545,321	0.63%, 04/15/2023(1)	2,643,405
905,193	0.63%, 01/15/2024(1)	953,800
760,229	0.63%, 01/15/2026(1)	820,760
608,918	0.75%, 07/15/2028(1)	680,434
1,496,832	0.88%, 01/15/2029(1)	1,689,471
		17,967,302
	Total U.S. Government Securities (cost $21,780,600)	$ 21,845,926
COMMON STOCKS - 56.1%
	Automobiles & Components - 0.2%
446	Aptiv plc*	$ 60,915
8,000	Arrival S.A.*(3)	31,280
8,220	NOK Corp.	87,888
23	Tesla, Inc.*	21,544
		201,627
Shares or Principal Amount		Market Value†
COMMON STOCKS - 56.1% - (continued)
	Banks - 2.2%
8,904	ABN Amro Bank N.V.(4)	$ 142,901
48,809	AIB Group plc*	128,919
19,641	Bank of Ireland Group plc*	132,378
36,949	BPER Banca	77,786
62,034	CaixaBank S.A.	199,587
4,399	KB Financial Group, Inc.	218,013
32,166	Mitsubishi UFJ Financial Group, Inc.	194,967
40,717	Resona Holdings, Inc.	174,979
5,487	Shinhan Financial Group Co., Ltd.	175,744
107	Signature Bank	32,596
618	Silvergate Capital Corp.*	66,583
5,362	Societe Generale S.A.	199,039
26,073	Standard Chartered plc	189,883
5,077	Sumitomo Mitsui Financial Group, Inc.	182,878
4,436	Sumitomo Mitsui Trust Holdings, Inc.	153,402
77,879	Unicaja Banco S.A.(4)	79,832
14,711	UniCredit S.p.A.	233,808
		2,583,295
	Capital Goods - 2.2%
1,442	ABB Ltd.	49,997
225	Acuity Brands, Inc.	43,094
1,112	AECOM	76,873
540	American Woodmark Corp.*	32,362
2,781	Builders FirstSource, Inc.*	189,080
8,529	Chiyoda Corp.*	25,177
4,739	Cie de Saint-Gobain	320,676
141	Daikin Industries Ltd.	29,602
215	Deere & Co.	80,926
173	Dycom Industries, Inc.*	14,582
291	Eaton Corp. plc	46,103
2,923	Fluor Corp.*	61,500
1,013	Fortune Brands Home & Security, Inc.	95,394
4,969	Fugro N.V.*	39,734
1,529	Hitachi Ltd.	79,472
197	Hubbell, Inc.	36,896
529	Ingersoll Rand, Inc.	29,735
2,351	JELD-WEN Holding, Inc.*	55,484
13,618	JGC Holdings Corp.	133,814
1,157	Johnson Controls International plc	84,079
504	Kennametal, Inc.	17,424
3,968	Kubota Corp.	85,096
488	Mercury Systems, Inc.*	27,777
711	Middleby Corp.*	131,677
4,141	PGT Innovations, Inc.*	78,638
448	Raytheon Technologies Corp.	40,405
568	Siemens AG	90,182
1,605	Spirit AeroSystems Holdings, Inc. Class A	70,347
1,483	Triumph Group, Inc.*	27,020
1,476	Vestas Wind Systems A/S	39,941
2,936	Vinci S.A.	321,805
537	WESCO International, Inc.*	65,455
740	Westinghouse Air Brake Technologies Corp.	65,786
198	Xylem, Inc.	20,794
		2,606,927
	Commercial & Professional Services - 0.6%
4,075	Adecco Group AG	194,105
1,701	Clean Harbors, Inc.*	157,428
53,456	Hays plc	104,166
9,789	Pagegroup plc	77,242
1,482	US Ecology, Inc.*	42,356

87

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 56.1% - (continued)
	Commercial & Professional Services - 0.6% - (continued)
437	Verisk Analytics, Inc.	$ 85,709
442	Waste Management, Inc.	66,494
		727,500
	Consumer Durables & Apparel - 0.7%
353	Cavco Industries, Inc.*	95,112
1,374	Century Communities, Inc.	90,478
1,347	D.R. Horton, Inc.	120,180
1,220	Lennar Corp. Class A	117,254
1,980	Open House Co., Ltd.	102,511
2,438	Persimmon plc	79,429
2,745	Skyline Champion Corp.*	184,848
		789,812
	Consumer Services - 0.4%
2,055	Hilton Grand Vacations, Inc.*	100,407
1,230	Oriental Land Co., Ltd.	214,123
14,087	Playa Hotels & Resorts N.V.*	107,484
		422,014
	Diversified Financials - 1.3%
104	ASX Ltd.	6,168
199	Bakkt Holdings, Inc.*	858
910	Berkshire Hathaway, Inc. Class B*	284,848
3,843	Brookfield Asset Management, Inc. Class A	211,749
126	CME Group, Inc.	28,917
2,456	Coinbase Global, Inc. Class A*	467,008
5,357	Galaxy Digital Holdings Ltd.*	71,264
925	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	38,369
331	Julius Baer Group Ltd.	21,631
112	Moody's Corp.	38,416
164	S&P Global, Inc.	68,096
16,520	UBS Group AG	306,439
		1,543,763
	Energy - 19.4%
1,351	Ampol Ltd.	28,618
11,890	APA Corp.	394,867
32,113	ARC Resources Ltd.	376,165
8,300	Baker Hughes Co.	227,752
328,998	BP plc	1,705,500
6,369	BP plc ADR	196,929
2,334	Brigham Minerals, Inc. Class A	50,508
10,301	Cameco Corp.	200,239
2,062	Cheniere Energy, Inc.	230,738
2,978	Chesapeake Energy Corp.	203,010
2,900	Chevron Corp.	380,857
65,020	China Oilfield Services Ltd. Class H	63,945
306,050	China Petroleum & Chemical Corp. Class H	160,245
8,140	ConocoPhillips	721,367
10,438	Coterra Energy, Inc.	228,592
487	Diamondback Energy, Inc.	61,440
13,546	Enbridge, Inc.	572,680
34,090	ENEOS Holdings, Inc.	135,768
59,725	Eni S.p.A.	897,141
4,869	EOG Resources, Inc.	542,796
12,463	Equinor ASA	343,578
4,099	Exxon Mobil Corp.	311,360
87,939	Gazprom PJSC ADR	765,537
3,434	Halliburton Co.	105,561
8,224	Headwater Exploration, Inc.*	45,935
38,308	Inpex Corp.	387,274
2,954	Japan Petroleum Exploration Co., Ltd.	70,601
4,923	Lukoil PJSC ADR	440,857
4,208	Lundin Energy AB	171,130
Shares or Principal Amount		Market Value†
COMMON STOCKS - 56.1% - (continued)
	Energy - 19.4% - (continued)
3,849	Marathon Petroleum Corp.	$ 276,166
2,126	Neste Oyj	95,882
200	Novatek PJSC	41,980
51,849	Oil & Natural Gas Corp. Ltd.	121,238
497	OMV AG	30,419
8,617	Ovintiv, Inc.	334,291
19,480	Parex Resources, Inc.	414,380
5,960	PDC Energy, Inc.	353,249
5,868	Pembina Pipeline Corp.(3)	186,313
63,510	Petroleo Brasileiro S.A.	421,837
1,332	Phillips 66	112,940
1,345	Pioneer Natural Resources Co.	294,407
7,828	Reliance Industries Ltd.	252,274
9,502	Repsol S.A.	120,748
23,638	Saipem S.p.A.*(3)	36,157
8,057	Schlumberger N.V.	314,787
130,156	Shell plc	4,529,782
163	SK Innovation Co., Ltd.*	29,915
13,045	Southwestern Energy Co.*	57,398
55,880	Surgutneftegas PJSC ADR	263,313
5,118	Targa Resources Corp.	302,371
4,850	TC Energy Corp.	250,446
11,998	Tenaris S.A.	146,458
4,932	Tenaris S.A. ADR	120,242
47,404	TotalEnergies SE	2,695,743
4,504	TotalEnergies SE ADR	255,827
2,839	Tourmaline Oil Corp.	101,218
20,502	Trican Well Service Ltd.*	57,418
28,348	Ultrapar Participacoes S.A.	80,665
12,349	Viper Energy Partners L.P.	333,917
1,169	Whiting Petroleum Corp.*	86,798
6,811	YPF S.A. ADR*	29,423
		22,768,992
	Food & Staples Retailing - 0.2%
5,119	Carrefour S.A.	97,423
31,494	J Sainsbury plc	123,757
		221,180
	Food, Beverage & Tobacco - 0.7%
10,085	Archer-Daniels-Midland Co.	756,375
1,113	Darling Ingredients, Inc.*	70,976
141,824	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,471
		839,822
	Insurance - 0.7%
7,469	Assicurazioni Generali S.p.A.	157,183
6,731	Dai-ichi Life Holdings, Inc.	151,511
1,910	MS&AD Insurance Group Holdings, Inc.	65,512
225	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	71,232
114,993	Old Mutual Ltd.	103,623
15,427	T&D Holdings, Inc.	227,985
6,940	Tongyang Life Insurance Co., Ltd.	34,628
		811,674
	Materials - 8.3%
6,690	Alamos Gold, Inc.	45,630
440	Albemarle Corp.	97,126
55,707	Alrosa PJSC*	81,304
64,482	Alumina Ltd.	87,133
5,400	American Vanguard Corp.	81,918
14,201	Anglo American plc	626,058
2,570	Antofagasta plc	46,752

88

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 56.1% - (continued)
	Materials - 8.3% - (continued)
4,269	ArcelorMittal S.A.	$ 126,806
27,880	B2Gold Corp.	100,453
34,066	Barrick Gold Corp.	652,028
12,275	BHP Group Ltd.	387,458
911	BlueScope Steel Ltd.	11,940
1,512	Boliden AB	61,225
158,583	Centamin plc	191,113
16,867	Centerra Gold, Inc.	136,141
3,140	CF Industries Holdings, Inc.	216,252
167,288	China BlueChemical Ltd. Class H	45,796
7,390	Cia Siderurgica Nacional S.A.	35,544
8,965	Corteva, Inc.	431,037
9,570	Dundee Precious Metals, Inc.	56,239
11,138	Eldorado Gold Corp.*	97,493
9,337	Endeavour Mining plc	208,019
4,581	FMC Corp.	505,605
8,316	Fortescue Metals Group Ltd.	116,774
610	Franco-Nevada Corp.	80,654
904	Freeport-McMoRan, Inc.	33,647
27,395	Gold Road Resources Ltd.	26,082
27,124	Harmony Gold Mining Co., Ltd.	99,069
72,720	Hochschild Mining plc	101,902
1,773	Imerys S.A.	81,479
23,538	Impala Platinum Holdings Ltd.	362,882
41,570	Kinross Gold Corp.	224,558
1,870	Kirkland Lake Gold Ltd.	70,437
470	Kumba Iron Ore Ltd.	16,768
5,253	Kyoei Steel Ltd.	71,391
4,190	LafargeHolcim Ltd.	227,103
6,150	Livent Corp.*	141,511
2,900	Louisiana-Pacific Corp.	192,676
6,820	Lundin Gold, Inc.*	49,360
6,724	Lundin Mining Corp.	56,018
4,090	Maruichi Steel Tube Ltd.	91,108
2,650	Mineral Resources Ltd.	105,313
551	MMC Norilsk Nickel PJSC ADR	15,576
5,330	Mosaic Co.	212,933
1,879	Newmont Corp.	114,938
17,779	Norsk Hydro ASA	136,637
337	Nucor Corp.	34,172
11,215	Nutrien Ltd.	783,281
28,499	OceanaGold Corp.*	43,943
2,118	Pacific Metals Co., Ltd.	42,207
9,060	Pretium Resources, Inc.*	123,019
51,952	Ramelius Resources Ltd.	49,794
24,176	Regis Resources Ltd.	29,407
51,448	Resolute Mining Ltd.*(3)	10,444
4,765	Rio Tinto plc	335,863
3,025	Sociedad Quimica y Minera de Chile S.A. ADR	163,804
15,359	South32 Ltd.	42,257
3,500	SSR Mining, Inc.	57,629
222	Steel Dynamics, Inc.	12,325
4,440	Taiheiyo Cement Corp.	88,339
5,808	Torex Gold Resources, Inc.*	56,931
5,946	Vale S.A. ADR	90,260
1,485	Vicat S.A.	61,539
1,446	Warrior Met Coal, Inc.	37,885
3,225	West Fraser Timber Co., Ltd.	298,512
6,370	Yamana Gold, Inc.	26,309
Shares or Principal Amount		Market Value†
COMMON STOCKS - 56.1% - (continued)
	Materials - 8.3% - (continued)
2,304	Yamato Kogyo Co., Ltd.	$ 70,891
4,754	Yara International ASA	244,108
		9,660,805
	Media & Entertainment - 0.4%
338	Charter Communications, Inc. Class A*	200,549
4,329	Comcast Corp. Class A	216,407
		416,956
	Real Estate - 9.8%
1,014	Alexandria Real Estate Equities, Inc. REIT	197,568
1,809	American Tower Corp. REIT	454,963
1,032	AvalonBay Communities, Inc. REIT	252,045
36,062	British Land Co. plc REIT	269,655
13,130	Brixmor Property Group, Inc. REIT	332,977
1,441	Camden Property Trust REIT	230,690
78,300	Capitaland Investment Ltd.*	200,908
2,482	Catena AB	140,887
2,909	CBRE Group, Inc. Class A*	294,798
6,440	Charter Hall Group REIT	77,137
3,256	Cibus Nordic Real Estate AB	89,678
55,960	CK Asset Holdings Ltd.	373,556
40	Comforia Residential REIT, Inc. REIT	107,056
71	CRE Logistics REIT, Inc. REIT	123,368
3,718	Douglas Emmett, Inc. REIT	116,076
249	Equinix, Inc. REIT	180,500
1,699	Extra Space Storage, Inc. REIT	336,725
3,772	Fastighets AB Balder Class B*	249,891
2,299	Five Point Holdings LLC Class A*	13,311
12,036	Goodman Group REIT	198,735
38,300	Hongkong Land Holdings Ltd.	207,429
18	Hoshino Resorts REIT, Inc. REIT	101,710
8,664	Independence Realty Trust, Inc. REIT	199,185
7,214	Invitation Homes, Inc. REIT	302,844
10,586	Kimco Realty Corp. REIT	256,816
7,445	Klepierre S.A. REIT	198,024
3,754	Kojamo Oyj	86,064
7,853	Land Securities Group plc REIT	84,345
1,788	Life Storage, Inc. REIT	241,291
4,474	Lifestyle Communities Ltd.	53,626
11,000	Longfor Properties Co., Ltd.(4)	65,987
12,983	Medical Properties Trust, Inc. REIT	295,493
8,352	Mitsubishi Estate Co., Ltd.	120,289
11,291	Mitsui Fudosan Co., Ltd. REIT	242,049
1,788	Phillips Edison & Co., Inc. REIT	56,358
5,168	Prologis, Inc. REIT	810,446
3,709	Rexford Industrial Realty, Inc. REIT	271,388
2,019	Ryman Hospitality Properties, Inc. REIT*	178,480
9,643	Safestore Holdings plc REIT	165,333
3,523	Sagax AB	102,837
9,749	Savills plc	177,653
178	SBA Communications Corp. REIT	57,928
1,913	Simon Property Group, Inc. REIT	281,594
3,488	SL Green Realty Corp.	252,940
2,437	Spirit Realty Capital, Inc. REIT	115,660
612	SRE Holdings Corp.*	23,733
33,901	StorageVault Canada, Inc.	169,085
1,503	Sun Communities, Inc. REIT	284,007
50,700	Suntec Real Estate Investment Trust REIT	57,260
11,560	Tokyo Tatemono Co., Ltd.	172,318
5,978	UDR, Inc. REIT	339,790
338	VGP N.V.	95,777

89

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 56.1% - (continued)
	Real Estate - 9.8% - (continued)
6,209	VICI Properties, Inc. REIT	$ 177,702
30,340	Vinhomes JSC(4)	108,690
2,242	Vonovia SE	127,695
5,408	Welltower, Inc. REIT	468,495
1,880	Weyerhaeuser Co., REIT	76,008
21,136	Workspace Group plc REIT	241,512
		11,508,365
	Retailing - 0.0%
1,265	Rakuten Group, Inc.*	10,974
6,236	Xebio Holdings Co., Ltd.	48,879
		59,853
	Semiconductors & Semiconductor Equipment - 0.1%
371	Advanced Micro Devices, Inc.*	42,387
299	First Solar, Inc.*	23,435
74	NVIDIA Corp.	18,120
70	Semtech Corp.*	4,977
		88,919
	Software & Services - 1.3%
151,134	Arcane Crypto AB*	2,003
851	Argo Blockchain plc ADR*	8,655
417	Aspen Technology, Inc.*	62,617
10,046	Bitfarms Ltd.*	36,433
127	Block, Inc. Class A*	15,531
474	Core Scientific, Inc.	4,114
1,170	FleetCor Technologies, Inc.*	278,764
2,900	Global Payments, Inc.	434,652
17,907	Hive Blockchain Technologies Ltd.*	35,218
7,760	Hut Mining Corp.*	45,907
4,997	Marathon Digital Holdings, Inc.*(3)	117,629
38	Microsoft Corp.	11,817
233	MicroStrategy, Inc. Class A*(3)	85,746
76	PayPal Holdings, Inc.*	13,068
1,208	Riot Blockchain, Inc.*(3)	19,256
4,629	Voyager Digital Ltd.*	37,508
2,070	WEX, Inc.*	333,229
		1,542,147
	Technology Hardware & Equipment - 0.0%
3,738	Hexagon AB Class B	50,418
	Telecommunication Services - 1.8%
4,034	America Movil S.A.B. de C.V. Class L ADR	76,081
50,630	BT Group plc	134,102
11,243	Cellnex Telecom S.A.(4)	509,820
9,000	KDDI Corp.	287,538
3,773	KT Corp.*	99,131
5,467	KT Corp. ADR*	70,852
3,126	Mobile TeleSystems PJSC ADR	23,883
4,330	MTN Group Ltd.*	54,454
9,228	Nippon Telegraph & Telephone Corp.	264,084
10,195	Orange S.A.	119,765
5,906	SK Telecom Co., Ltd.	281,097
11,406	Telefonica Brasil S.A.	106,712
90,441	Turk Telekomunikasyon AS	65,046
36,617	Turkcell Iletisim Hizmetleri AS	51,641
		2,144,206
	Transportation - 0.8%
2,321	Canadian National Railway Co.	282,888
2,980	D/S Norden A/S	67,830
705	East Japan Railway Co.	40,257
2,004	JetBlue Airways Corp.*	29,318
223,159	Pacific Basin Shipping Ltd.	95,257
Shares or Principal Amount		Market Value†
COMMON STOCKS - 56.1% - (continued)
	Transportation - 0.8% - (continued)
15,869	PostNL N.V.	$ 67,978
74	Ryanair Holdings plc ADR*	8,260
37,799	Shanghai International Airport Co., Ltd. Class A*	301,840
		893,628
	Utilities - 5.0%
1,326	Acciona S.A.	230,969
3,266	American Electric Power Co., Inc.	295,246
1,107	Atlantica Sustainable Infrastructure plc	36,121
5,059	Avangrid, Inc.	236,357
38,277	Beijing Enterprises Holdings Ltd.	130,485
56,946	Centrica plc*	55,993
96,500	China Gas Holdings Ltd.	163,952
237,770	China Longyuan Power Group Corp. Ltd. Class H	485,119
33,159	Cia de Saneamento Basico do Estado de Sao Paulo	233,295
979	Consolidated Edison, Inc.	84,635
2,713	Duke Energy Corp.	285,028
22,447	E.ON SE	309,600
4,275	Edison International	268,427
11,874	Electricite de France S.A.	114,207
38,863	Enel S.p.A.	299,113
41,653	Engie S.A.	640,698
1,043	Eversource Energy	93,338
6,611	Exelon Corp.	383,107
6,452	FirstEnergy Corp.	270,726
23,323	Iberdrola S.A.	267,381
29,873	National Grid plc	437,129
2,056	Sempra Energy	284,057
1,100	Sunnova Energy International, Inc.*	21,626
2,444	UGI Corp.	110,835
2,705	Veolia Environnement S.A.	97,718
		5,835,162
	Total Common Stocks (cost $53,111,803)	$ 65,717,065
EXCHANGE-TRADED FUNDS - 1.1%
	Other Investment Pools & Funds - 1.1%
27,560	iShares Global Energy ETF	$ 883,022
491	iShares MSCI Global Metals & Mining Producers ETF	20,995
1,510	VanEck Vectors Agribusiness ETF (3)	140,732
7,760	VanEck Vectors Gold Miners ETF	234,585
		1,279,334
	Total Exchange-Traded Funds (cost $1,067,024)	$ 1,279,334
CLOSED END FUNDS - 0.1%
	Investment Company Securities - 0.1%
6,180	Sprott Physical Uranium Trust *	$ 68,550
	Total Closed End Funds (cost $53,441)	$ 68,550
	Total Long-Term Investments (Cost $83,598,293)	$ 96,295,478

90

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 16.5%
	Other Investment Pools & Funds - 14.9%
17,391,843	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.03%(5)		$ 17,391,843
	Repurchase Agreements - 1.2%
$ 1,463,682	Fixed Income Clearing Corp. Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $1,463,683; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $1,493,000		1,463,682
	Securities Lending Collateral - 0.4%
17,754	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)		17,754
478,134	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)		478,134
27,084	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(5)		27,084
			522,972
	Total Short-Term Investments (cost $19,378,497)		$ 19,378,497
	Total Investments (cost $102,976,790)	98.8%	$ 115,673,975
	Other Assets and Liabilities	1.2%	1,390,770
	Total Net Assets	100.0%	$ 117,064,745
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2022, the Fund invested 16.3% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of this security was $1,455,418, representing 1.2% of net assets.
(3)	Represents entire or partial securities on loan.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $907,230, representing 0.8% of net assets.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	8	02/28/2022	$ 714,080	$ 51,382
Brent Crude Oil Future	15	05/31/2022	1,283,550	184,402
Copper Future	8	07/27/2022	864,800	(40,924)
Corn Future	19	03/14/2022	594,700	39,488
Cotton No. 2 Future	6	07/07/2022	358,980	23,321
Gasoline RBOB Future	6	06/30/2022	647,791	36,235
Gold 100oz Future	10	06/28/2022	1,799,200	11,010
Ice ECX Emission	3	12/19/2022	300,770	33,954
Lean Hogs Future	2	06/14/2022	84,420	6,950
Live Cattle Future	8	06/30/2022	445,040	5,697
LME Nickel Future	11	03/14/2022	1,490,808	226,658
LME Nickel Future	7	05/16/2022	933,786	111,487
LME Nickel Future	6	07/18/2022	791,064	12,326
LME Zinc Future	16	03/14/2022	1,442,600	211,970
LME Zinc Future	9	05/16/2022	805,050	71,225
91

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Futures Contracts Outstanding at January 31, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
LME Zinc Future	5	07/18/2022	$ 443,563	$ 6,156
NY Harbor ULSD Future	5	06/30/2022	532,455	25,962
Platinum Future	28	04/27/2022	1,429,120	50,211
Silver Future	2	03/29/2022	223,930	(27,818)
Soybean Future	8	07/14/2022	597,000	36,295
Soybean Future	7	07/14/2022	270,480	22,980
Soybean Future	7	07/14/2022	290,990	3,905
Wheat Future	14	03/14/2022	532,875	(49,633)
WTI Crude Future	14	05/20/2022	1,173,900	243,217
WTI Crude Future	17	06/21/2022	1,405,900	269,392
Total				$ 1,565,848
Short position contracts:
LME Nickel Future	11	03/14/2022	$ 1,490,808	$ (205,697)
LME Nickel Future	7	05/16/2022	933,786	(36,566)
LME Nickel Future	1	07/18/2022	131,844	(8)
LME Zinc Future	16	03/14/2022	1,442,600	(174,109)
LME Zinc Future	9	05/16/2022	805,050	(13,596)
U.S. Treasury 10-Year Note Future	45	03/22/2022	5,758,594	52,151
Total				$ (377,825)
Total futures contracts				$ 1,188,023

Bond Forward Contracts Outstanding at January 31, 2022
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028(1)	USD	4,236,825	07/15/2028	$32,590

(1)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
639,100,000	CLP	788,088	USD	BNP	02/28/2022	$ 7,104
13,945,000,000	IDR	970,526	USD	JPM	02/25/2022	(2,530)
385,200,000	JPY	3,393,994	USD	MSC	02/28/2022	(46,047)
1,225,000	NZD	821,185	USD	CBK	02/28/2022	(15,478)
4,520,000	SEK	491,259	USD	GSC	02/28/2022	(6,414)
1,464,985	USD	2,047,000	AUD	MSC	02/28/2022	17,516
1,876,979	USD	2,380,000	CAD	GSC	02/28/2022	4,681
1,724,041	USD	1,522,000	EUR	TDB	02/28/2022	13,194
1,127,401	USD	836,000	GBP	BCLY	02/28/2022	3,271
1,984,350	USD	225,213,000	JPY	MSC	02/28/2022	26,922
884,438	USD	18,460,000	MXN	MSC	02/28/2022	(6,381)
Total foreign currency contracts						$ (4,162)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
92

The Hartford Global Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$ 7,384,603	$ —	$ 7,384,603	$ —
U.S. Government Securities	21,845,926	—	21,845,926	—
Common Stocks
Automobiles & Components	201,627	113,739	87,888	—
Banks	2,583,295	99,179	2,484,116	—
Capital Goods	2,606,927	1,391,431	1,215,496	—
Commercial & Professional Services	727,500	351,987	375,513	—
Consumer Durables & Apparel	789,812	607,872	181,940	—
Consumer Services	422,014	207,891	214,123	—
Diversified Financials	1,543,763	1,209,525	334,238	—
Energy	22,768,992	11,648,311	11,120,681	—
Food & Staples Retailing	221,180	—	221,180	—
Food, Beverage & Tobacco	839,822	827,351	12,471	—
Insurance	811,674	—	811,674	—
Materials	9,660,805	6,037,049	3,623,756	—
Media & Entertainment	416,956	416,956	—	—
Real Estate	11,508,365	7,352,219	4,156,146	—
Retailing	59,853	—	59,853	—
Semiconductors & Semiconductor Equipment	88,919	88,919	—	—
Software & Services	1,542,147	1,540,144	2,003	—
Technology Hardware & Equipment	50,418	—	50,418	—
Telecommunication Services	2,144,206	342,574	1,801,632	—
Transportation	893,628	320,466	573,162	—
Utilities	5,835,162	2,602,798	3,232,364	—
Exchange-Traded Funds	1,279,334	1,279,334	—	—
Closed End Funds	68,550	68,550	—	—
Short-Term Investments	19,378,497	17,914,815	1,463,682	—
Bond Forward(2)	32,590	—	32,590	—
Foreign Currency Contracts(2)	72,688	—	72,688	—
Futures Contracts(2)	1,736,374	1,736,374	—	—
Total	$ 117,515,627	$ 56,157,484	$ 61,358,143	$ —
Liabilities
Foreign Currency Contracts(2)	$ (76,850)	$ —	$ (76,850)	$ —
Futures Contracts(2)	(548,351)	(548,351)	—	—
Total	$ (625,201)	$ (548,351)	$ (76,850)	$ —

(1)	For the period ended January 31, 2022, investments valued at $420,481 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
93

The Hartford Healthcare Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Biotechnology - 13.5%
510,749	89bio, Inc.*	$ 3,008,312
461,118	Abcam plc*	8,279,101
473,266	Alkermes plc*	12,068,283
52,550	Alnylam Pharmaceuticals, Inc.*	7,230,880
977,335	Amicus Therapeutics, Inc.*	9,196,722
26,406	Argenx SE ADR*	7,110,080
66,568	Ascendis Pharma A/S ADR*	8,097,332
143,115	BioAtla, Inc.*	1,368,179
26,397	BioNTech SE ADR*	4,542,396
165,771	Blueprint Medicines Corp.*	12,780,944
201,238	Celldex Therapeutics, Inc.*	6,240,390
392,769	Entrada Therapeutics, Inc.*(1)	4,347,953
1,081,800	Everest Medicines Ltd.*(2)	3,603,063
180,595	Exact Sciences Corp.*	13,790,234
145,454	Genus plc	7,508,212
358,099	Gracell Biotechnologies, Inc. ADR*	1,271,251
1,084,170	ImmunoGen, Inc.*	6,125,561
694,700	InnoCare Pharma Ltd.*(1)(2)	1,028,595
308,588	Invitae Corp.*	3,468,529
607,290	Ironwood Pharmaceuticals, Inc.*	6,771,283
36,712	Karuna Therapeutics, Inc.*	4,077,235
85,392	Kodiak Sciences, Inc.*	5,012,510
139,810	Kymera Therapeutics, Inc.*	5,872,020
125,067	Madrigal Pharmaceuticals, Inc.*	7,201,358
27,938	Moderna, Inc.*	4,730,742
185,219	Myovant Sciences Ltd.*(1)	2,418,960
273,712	Nurix Therapeutics, Inc.*	5,096,517
104,022	Sage Therapeutics, Inc.*	4,100,547
95,835	Seagen, Inc.*	12,890,766
221,154	Veracyte, Inc.*	6,725,293
118,796	Verve Therapeutics, Inc.*(1)	3,423,701
244,309	Zai Lab Ltd. ADR*	12,095,628
57,750	Zealand Pharma A/S ADR*(1)	1,139,985
		202,622,562
	Consumer Finance - 0.1%
112,470	Orion Acquisition Corp.*	1,108,392
	Health Care Distributors - 1.4%
184,739	AdaptHealth Corp.*	3,491,567
449,820	Covetrus, Inc.*	8,128,248
208,792	Owens & Minor, Inc.	8,788,055
		20,407,870
	Health Care Equipment - 19.6%
258,118	Baxter International, Inc.	22,053,602
140,723	Becton Dickinson and Co.	35,763,343
1,075,906	Boston Scientific Corp.*	46,156,368
60,620	DiaSorin S.p.A.	9,345,259
373,906	Edwards Lifesciences Corp.*	40,830,535
159,685	Glaukos Corp.*	8,501,629
191,926	Hologic, Inc.*	13,480,882
108,566	Inari Medical, Inc.*	7,986,115
74,327	Insulet Corp.*	18,433,096
105,623	Integra LifeSciences Holdings Corp.*	6,838,033
312,793	Koninklijke Philips N.V.	10,404,523
16,430	Masimo Corp.*	3,612,464
570,286	Smith & Nephew plc	9,698,837
162,275	Stryker Corp.	40,252,314
54,605	Teleflex, Inc.	16,937,925
1,099,000	Venus MedTech Hangzhou, Inc. Class H*(1)(2)	4,255,990
		294,550,915
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Health Care Facilities - 2.7%
436,178	Cano Health, Inc.*	$ 2,521,109
186,977	Encompass Health Corp.	11,600,053
109,378	HCA Healthcare, Inc.	26,256,189
		40,377,351
	Health Care Services - 2.0%
330,517	agilon health, Inc.*	5,479,972
50,429	Amedisys, Inc.*	6,812,958
389,401	Aveanna Healthcare Holdings, Inc.*	2,137,811
57,863	Laboratory Corp. of America Holdings*	15,701,704
		30,132,445
	Health Care Supplies - 1.9%
33,039	Align Technology, Inc.*	16,352,983
69,508	Haemonetics Corp.*	3,360,712
50,511	Quidel Corp.*	5,220,817
2,944,800	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	3,629,148
		28,563,660
	Integrated Telecommunication Services - 0.2%
360,463	MedTech Acquisition Corp.*	3,606,432
	Life & Health Insurance - 0.1%
228,607	Oscar Health, Inc. Class A*(1)	1,531,667
	Life Sciences Tools & Services - 11.9%
202,908	Agilent Technologies, Inc.	28,269,143
18,834	Bio-Techne Corp.	7,089,306
208,728	Danaher Corp.	59,652,375
57,236	Illumina, Inc.*	19,965,062
202,921	NanoString Technologies, Inc.*	7,045,417
221,713	NeoGenomics, Inc.*	4,997,411
297,440	Syneos Health, Inc.*	26,936,166
14,831	Tecan Group AG	7,211,014
35,557	Waters Corp.*	11,382,507
444,915	WuXi AppTec Co., Ltd. Class H(2)	6,381,532
		178,929,933
	Managed Health Care - 16.0%
304,426	Centene Corp.*	23,672,166
100,248	Humana, Inc.	39,347,340
50,903	Molina Healthcare, Inc.*	14,786,303
461,400	Notre Dame Intermedica Participacoes S.A.	6,186,640
329,738	UnitedHealth Group, Inc.	155,824,287
		239,816,736
	Pharmaceuticals - 27.8%
186,300	Astellas Pharma, Inc.	3,006,987
378,266	AstraZeneca plc ADR	22,018,864
953,976	Bristol-Myers Squibb Co.	61,903,503
252,100	Chugai Pharmaceutical Co., Ltd.	8,188,148
2,408,000	CSPC Pharmaceutical Group Ltd.	2,926,657
566,625	Daiichi Sankyo Co., Ltd.	12,732,055
191,295	Eisai Co., Ltd.	9,581,013
172,470	Elanco Animal Health, Inc.*	4,491,119
373,594	Eli Lilly & Co.	91,676,232
184,065	Hikma Pharmaceuticals plc	5,170,965
173,669	Hutchmed China Ltd.*	911,662
49,387	Hutchmed China Ltd. ADR*	1,345,302
1,347,000	Hypera S.A.	7,891,597
187,374	Intra-Cellular Therapies, Inc.*	8,898,391
332,500	Kyowa Kirin Co., Ltd.	8,287,491
90,912	Novartis AG	7,899,297
404,945	Ono Pharmaceutical Co., Ltd.	9,820,605

94

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.2% - (continued)
	Pharmaceuticals - 27.8% - (continued)
1,977,771	Pfizer, Inc.		$ 104,208,754
64,613	UCB S.A.		6,429,331
198,830	Zoetis, Inc.		39,724,246
			417,112,219
	Total Common Stocks (cost $1,204,890,425)		$ 1,458,760,182
SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 1.7%
$ 26,670,653	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $26,670,668; collateralized by U.S. Treasury Note at 1.000%, maturing 07/31/2028, with a market value of $27,204,141.		$ 26,670,653
	Securities Lending Collateral - 0.7%
347,214	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		347,214
9,350,869	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		9,350,869
529,689	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		529,689
			10,227,772
	Total Short-Term Investments (cost $36,898,425)		$ 36,898,425
	Total Investments (cost $1,241,788,850)	99.6%	$ 1,495,658,607
	Other Assets and Liabilities	0.4%	5,670,055
	Total Net Assets	100.0%	$ 1,501,328,662
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $15,269,180, representing 1.0% of net assets.
(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
88,379	USD	688,589	HKD	SSG	02/04/2022	$ 66
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
95

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 202,622,562	$ 189,722,205	$ 12,900,357	$ —
Consumer Finance	1,108,392	1,108,392	—	—
Health Care Distributors	20,407,870	20,407,870	—	—
Health Care Equipment	294,550,915	260,846,306	33,704,609	—
Health Care Facilities	40,377,351	40,377,351	—	—
Health Care Services	30,132,445	30,132,445	—	—
Health Care Supplies	28,563,660	24,934,512	3,629,148	—
Integrated Telecommunication Services	3,606,432	3,606,432	—	—
Life & Health Insurance	1,531,667	1,531,667	—	—
Life Sciences Tools & Services	178,929,933	165,337,387	13,592,546	—
Managed Health Care	239,816,736	239,816,736	—	—
Pharmaceuticals	417,112,219	342,158,008	74,954,211	—
Short-Term Investments	36,898,425	10,227,772	26,670,653	—
Foreign Currency Contracts(2)	66	—	66	—
Total	$ 1,495,658,673	$ 1,330,207,083	$ 165,451,590	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
96

The Hartford High Yield Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.5%
	Airlines - 0.4%
$ 1,775,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 1,698,176
	Commercial Services - 0.2%
EUR 900,000	Nexi S.p.A. 1.75%, 04/24/2027(2)	1,105,367
	Engineering & Construction - 0.2%
600,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(2)	951,082
	Entertainment - 0.2%
$ 1,128,000	DraftKings, Inc. 0.00%, 03/15/2028(1)(3)	858,385
	Healthcare - Products - 0.6%
928,000	Insulet Corp. 0.38%, 09/01/2026	1,179,024
1,450,000	NuVasive, Inc. 0.38%, 03/15/2025	1,359,757
		2,538,781
	Machinery-Diversified - 0.2%
591,000	Middleby Corp. 1.00%, 09/01/2025	898,943
	Oil & Gas - 0.2%
525,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	1,088,391
	REITS - 0.3%
1,075,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	1,168,797
	Retail - 0.2%
975,000	Shake Shack, Inc. 0.00%, 03/01/2028(1)(3)	806,405
	Total Convertible Bonds (cost $10,705,339)	$ 11,114,327
CORPORATE BONDS - 87.6%
	Aerospace/Defense - 1.3%
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	$ 2,160,750
3,480,000	6.25%, 03/15/2026(1)	3,584,400
		5,745,150
	Auto Manufacturers - 2.4%
355,000	Ford Motor Co. 4.35%, 12/08/2026	368,252
	Ford Motor Credit Co. LLC
1,265,000	3.09%, 01/09/2023	1,268,162
3,375,000	3.37%, 11/17/2023	3,382,779
1,013,000	4.06%, 11/01/2024	1,030,728
490,000	4.13%, 08/04/2025	499,800
1,230,000	4.54%, 08/01/2026	1,279,200
1,225,000	5.13%, 06/16/2025	1,284,487
1,272,000	5.58%, 03/18/2024	1,329,240
		10,442,648
	Auto Parts & Equipment - 1.2%
	Adient Global Holdings Ltd.
EUR 1,225,000	3.50%, 08/15/2024(2)	1,389,989
$ 2,035,000	4.88%, 08/15/2026(1)	2,053,665
1,690,000	Meritor, Inc. 4.50%, 12/15/2028(1)	1,645,215
		5,088,869
	Chemicals - 0.1%
320,000	Diamond (BC) B.V. 4.63%, 10/01/2029(1)	300,630
	Commercial Banks - 0.6%
2,515,000	Credit Suisse Group AG 6.25%, 12/18/2024, (3.46% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(4)(5)	2,637,606
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.6% - (continued)
	Commercial Services - 4.1%
$ 1,745,000	APX Group, Inc. 6.75%, 02/15/2027(1)	$ 1,791,993
2,225,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	2,289,458
EUR 3,105,000	La Financiere Atalian SASU 4.00%, 05/15/2024(2)	3,319,095
1,550,000	Loxam SAS 3.25%, 01/14/2025(2)	1,697,814
$ 3,401,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	3,171,433
1,981,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	1,703,660
2,360,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,425,053
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	1,069,841
630,000	Verisure Midholding AB 5.25%, 02/15/2029(1)	698,148
		18,166,495
	Construction Materials - 0.9%
$ 1,635,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,674,379
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	966,924
1,530,000	Victors Merger Corp. 6.38%, 05/15/2029(1)	1,403,270
		4,044,573
	Distribution/Wholesale - 0.8%
EUR 2,655,000	Parts Europe S.A. 6.50%, 07/16/2025(2)	3,075,495
$ 550,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	558,833
		3,634,328
	Diversified Financial Services - 5.9%
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(1)	737,300
1,445,000	6.63%, 03/15/2026	1,488,726
2,000,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	2,115,000
	goeasy Ltd.
465,000	4.38%, 05/01/2026(1)	465,000
1,745,000	5.38%, 12/01/2024(1)	1,779,900
2,110,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,830,425
	LD Holdings Group LLC
690,000	6.13%, 04/01/2028(1)	614,963
2,395,000	6.50%, 11/01/2025(1)	2,275,250
1,130,000	Nationstar Mortgage Holdings, Inc. 5.13%, 12/15/2030(1)	1,059,375
	OneMain Finance Corp.
1,245,000	4.00%, 09/15/2030	1,164,075
2,610,000	5.38%, 11/15/2029	2,650,063
430,000	6.13%, 03/15/2024	450,425
1,650,000	6.88%, 03/15/2025	1,793,022
	PennyMac Financial Services, Inc.
1,190,000	4.25%, 02/15/2029(1)	1,081,413
1,895,000	5.38%, 10/15/2025(1)	1,895,000
2,235,000	SLM Corp. 3.13%, 11/02/2026	2,151,187
2,760,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,527,884
		26,079,008
	Electric - 0.3%
	Clearway Energy Operating LLC
1,205,000	3.75%, 02/15/2031(1)	1,134,471
390,000	3.75%, 01/15/2032(1)	370,013
		1,504,484

97

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.6% - (continued)
	Electrical Components & Equipment - 0.5%
EUR 1,880,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	$ 1,968,972
	Electronics - 0.9%
$ 1,170,000	II-VI, Inc. 5.00%, 12/15/2029(1)	1,167,718
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,563,460
		3,731,178
	Entertainment - 3.7%
	Caesars Entertainment, Inc.
1,340,000	6.25%, 07/01/2025(1)	1,383,550
2,080,000	8.13%, 07/01/2027(1)	2,238,600
440,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 07/01/2025(1)	453,068
	Cinemark USA, Inc.
3,740,000	5.25%, 07/15/2028(1)	3,544,473
830,000	5.88%, 03/15/2026(1)	817,135
EUR 2,150,000	Cirsa Finance International Sarl 4.50%, 03/15/2027(2)	2,305,758
$ 1,920,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	1,964,352
	Penn National Gaming, Inc.
505,000	4.13%, 07/01/2029(1)	474,700
3,210,000	5.63%, 01/15/2027(1)	3,278,213
		16,459,849
	Environmental Control - 0.1%
340,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	323,000
	Food - 1.6%
1,865,000	B&G Foods, Inc. 5.25%, 09/15/2027	1,887,771
GBP 802,000	Bellis Acquisition Co. plc 3.25%, 02/16/2026(1)	997,028
$ 1,470,000	Performance Food Group, Inc. 4.25%, 08/01/2029(1)	1,379,316
2,720,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	2,783,131
		7,047,246
	Gas - 0.5%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
1,069,000	5.50%, 05/20/2025	1,103,743
40,000	5.63%, 05/20/2024	41,250
1,143,000	5.88%, 08/20/2026	1,208,722
		2,353,715
	Healthcare - Products - 1.5%
1,740,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,735,650
	Mozart Debt Merger Sub, Inc.
3,395,000	3.88%, 04/01/2029(1)	3,266,228
1,532,000	5.25%, 10/01/2029(1)	1,489,870
		6,491,748
	Healthcare - Services - 4.0%
	Catalent Pharma Solutions, Inc.
445,000	3.13%, 02/15/2029(1)	416,075
485,000	3.50%, 04/01/2030(1)	454,081
265,000	5.00%, 07/15/2027(1)	271,095
	CHS/Community Health Systems, Inc.
4,150,000	4.75%, 02/15/2031(1)	3,968,437
990,000	5.25%, 05/15/2030	985,268
580,000	5.63%, 03/15/2027(1)	583,820
2,195,000	6.63%, 02/15/2025(1)	2,271,605
	HCA, Inc.
3,465,000	5.38%, 02/01/2025	3,707,550
2,620,000	5.38%, 09/01/2026	2,842,700
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.6% - (continued)
	Healthcare - Services - 4.0% - (continued)
$ 100,000	5.63%, 09/01/2028	$ 111,390
80,000	5.88%, 02/01/2029	90,400
690,000	7.50%, 11/15/2095	886,443
885,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	905,090
		17,493,954
	Home Builders - 3.4%
	Ashton Woods USA LLC / Ashton Woods Finance Co.
1,025,000	4.63%, 08/01/2029(1)	1,009,625
1,035,000	4.63%, 04/01/2030(1)	1,018,181
1,295,000	6.63%, 01/15/2028(1)	1,361,576
2,455,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,350,662
1,160,000	Empire Communities Corp. 7.00%, 12/15/2025(1)	1,180,091
420,000	KB Home 4.80%, 11/15/2029	434,700
	M/I Homes, Inc.
1,365,000	3.95%, 02/15/2030	1,293,338
790,000	4.95%, 02/01/2028	797,900
1,285,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	1,329,975
	Taylor Morrison Communities, Inc.
500,000	5.13%, 08/01/2030(1)	520,000
1,790,000	5.75%, 01/15/2028(1)	1,906,350
1,816,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	1,831,890
		15,034,288
	Household Products/Wares - 0.3%
1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,410,500
	Insurance - 2.1%
	Acrisure LLC / Acrisure Finance, Inc.
2,335,000	7.00%, 11/15/2025(1)	2,331,030
875,000	10.13%, 08/01/2026(1)	943,906
725,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	673,989
	Genworth Holdings, Inc.
135,000	4.80%, 02/15/2024	137,363
750,000	6.50%, 06/15/2034	749,441
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,674,934
675,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	748,825
1,675,000	Radian Group, Inc. 6.63%, 03/15/2025	1,805,650
		9,065,138
	Internet - 2.4%
	Arches Buyer, Inc.
1,183,000	4.25%, 06/01/2028(1)	1,112,960
1,500,000	6.13%, 12/01/2028(1)	1,455,000
3,325,000	Endure Digital, Inc. 6.00%, 02/15/2029(1)	2,959,250
1,650,000	Go Daddy Operating Co. LLC 3.50%, 03/01/2029(1)	1,532,438
	United Group B.V.
EUR 2,700,000	3.63%, 02/15/2028(2)	2,825,716
755,000	5.25%, 02/01/2030	822,759
		10,708,123
	IT Services - 0.8%
	Presidio Holdings, Inc.
$ 2,315,000	4.88%, 02/01/2027(1)	2,355,513
890,000	8.25%, 02/01/2028(1)	939,662
		3,295,175
	Leisure Time - 2.9%
	Carnival Corp.
297,000	5.75%, 03/01/2027(1)	285,120
3,840,000	6.00%, 05/01/2029(1)	3,694,080

98

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.6% - (continued)
	Leisure Time - 2.9% - (continued)
$ 600,000	7.63%, 03/01/2026(1)	652,783
3,240,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	$ 3,078,000
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027	724,800
3,425,000	5.50%, 08/31/2026(1)	3,339,375
1,050,000	9.13%, 06/15/2023(1)	1,106,175
		12,880,333
	Lodging - 0.6%
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
960,000	5.25%, 05/15/2027(1)	946,800
1,690,000	5.50%, 03/01/2025(1)	1,698,940
		2,645,740
	Media - 5.4%
895,000	Cable One, Inc. 4.00%, 11/15/2030(1)	843,538
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,570,000	4.25%, 02/01/2031(1)	1,499,350
2,250,000	4.25%, 01/15/2034(1)	2,088,472
1,875,000	4.50%, 08/15/2030(1)	1,830,937
925,000	4.50%, 05/01/2032	891,469
1,750,000	4.75%, 02/01/2032	1,719,917
	CSC Holdings LLC
1,800,000	5.25%, 06/01/2024	1,854,054
770,000	5.50%, 04/15/2027(1)	783,331
	DISH DBS Corp.
965,000	5.00%, 03/15/2023	980,290
3,100,000	5.88%, 07/15/2022	3,139,044
1,405,000	5.88%, 11/15/2024	1,417,294
975,000	7.38%, 07/01/2028	942,191
530,000	7.75%, 07/01/2026	545,900
1,275,000	UPC Broadband Finco B.V. 4.88%, 07/15/2031(1)	1,260,669
2,255,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(1)	2,142,273
1,395,000	VZ Secured Financing B.V. 5.00%, 01/15/2032	1,344,892
365,000	Ziggo B.V. 4.88%, 01/15/2030(1)	353,138
		23,636,759
	Metal Fabricate/Hardware - 0.6%
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	610,281
650,000	3.88%, 08/15/2031(1)	611,000
1,310,000	4.75%, 01/30/2030(1)	1,306,725
		2,528,006
	Mining - 0.5%
	Constellium SE
565,000	3.75%, 04/15/2029(1)	533,841
755,000	5.63%, 06/15/2028(1)	773,875
1,019,000	5.88%, 02/15/2026(1)	1,027,916
		2,335,632
	Office/Business Equipment - 1.1%
1,945,000	CDW LLC / CDW Finance Corp. 2.67%, 12/01/2026	1,923,418
2,000,000	Xerox Corp. 4.38%, 03/15/2023	2,027,260
790,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	800,341
		4,751,019
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.6% - (continued)
	Oil & Gas - 5.0%
	Apache Corp.
$ 1,125,000	4.38%, 10/15/2028	$ 1,157,850
2,250,000	4.63%, 11/15/2025	2,347,290
689,000	5.10%, 09/01/2040	722,720
520,000	Continental Resources, Inc. 4.90%, 06/01/2044	548,792
	EQT Corp.
740,000	3.13%, 05/15/2026(1)	723,350
1,020,000	3.90%, 10/01/2027	1,026,946
	Occidental Petroleum Corp.
2,320,000	3.00%, 02/15/2027	2,244,878
1,545,000	3.20%, 08/15/2026	1,517,963
2,280,000	3.40%, 04/15/2026	2,251,500
3,836,000	4.20%, 03/15/2048	3,567,480
679,000	4.40%, 04/15/2046	649,341
715,000	5.50%, 12/01/2025	758,728
395,000	6.13%, 01/01/2031	455,929
258,000	6.38%, 09/01/2028	293,475
	Ovintiv Exploration, Inc.
775,000	5.38%, 01/01/2026	846,117
1,470,000	5.63%, 07/01/2024	1,585,357
435,000	Range Resources Corp. 4.75%, 02/15/2030	434,474
395,000	Southwestern Energy Co. 4.75%, 02/01/2032	394,332
760,000	Transocean, Inc. 6.80%, 03/15/2038	439,683
		21,966,205
	Packaging & Containers - 3.8%
2,920,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(1)(6)	2,949,200
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
680,000	4.13%, 08/15/2026(1)	674,696
4,330,000	5.25%, 08/15/2027(1)	4,243,400
	Flex Acquisition Co., Inc.
2,170,000	6.88%, 01/15/2025(1)	2,170,000
775,000	7.88%, 07/15/2026(1)	799,219
880,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	844,800
1,075,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,064,626
	Owens-Brockway Glass Container, Inc.
65,000	5.38%, 01/15/2025(1)	67,368
2,149,000	5.88%, 08/15/2023(1)	2,216,435
EUR 1,645,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	1,797,235
		16,826,979
	Pharmaceuticals - 1.9%
	Bausch Health Cos., Inc.
$ 3,105,000	5.00%, 01/30/2028(1)	2,615,962
2,125,000	5.00%, 02/15/2029(1)	1,714,917
1,865,000	5.25%, 01/30/2030(1)	1,512,515
815,000	6.13%, 04/15/2025(1)	830,689
1,875,000	7.00%, 01/15/2028(1)	1,680,469
		8,354,552
	Pipelines - 6.1%
1,890,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,926,477
	Buckeye Partners L.P.
1,520,000	3.95%, 12/01/2026	1,516,922
640,000	4.13%, 03/01/2025(1)	636,382
900,000	4.13%, 12/01/2027	881,163
655,000	4.50%, 03/01/2028(1)	635,350

99

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.6% - (continued)
	Pipelines - 6.1% - (continued)
$ 3,395,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	$ 3,574,086
2,231,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	2,203,112
1,793,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	1,840,873
	EQM Midstream Partners L.P.
955,000	4.50%, 01/15/2029(1)	912,044
730,000	4.75%, 01/15/2031(1)	698,734
435,000	6.00%, 07/01/2025(1)	449,138
845,000	6.50%, 07/01/2027(1)	887,865
950,000	6.50%, 07/15/2048	1,021,250
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
1,050,000	4.88%, 02/01/2031	1,097,250
2,084,000	6.50%, 07/15/2027	2,210,499
	Venture Global Calcasieu Pass LLC
1,200,000	3.88%, 08/15/2029(1)	1,197,000
970,000	4.13%, 08/15/2031(1)	976,296
	Western Midstream Operating L.P.
2,950,000	5.30%, 02/01/2030	3,091,187
925,000	5.75%, 02/01/2050	1,015,187
		26,770,815
	Real Estate - 0.5%
	CIFI Holdings Group Co., Ltd.
890,000	4.38%, 04/12/2027(2)	738,700
875,000	5.95%, 10/20/2025(2)	767,813
900,000	KWG Group Holdings Ltd. 7.40%, 01/13/2027(2)	477,000
		1,983,513
	Real Estate Investment Trusts - 1.5%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
2,150,000	4.25%, 02/01/2027(1)	2,077,695
220,000	5.25%, 10/01/2025(1)	221,100
2,425,000	Service Properties Trust 7.50%, 09/15/2025	2,556,362
	VICI Properties L.P. / VICI Note Co., Inc.
195,000	3.50%, 02/15/2025(1)	194,212
130,000	3.75%, 02/15/2027(1)	128,580
124,000	4.13%, 08/15/2030(1)	124,000
780,000	4.25%, 12/01/2026(1)	787,987
655,000	4.63%, 12/01/2029(1)	674,172
		6,764,108
	Retail - 8.0%
	1011778 BC ULC / New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,945,664
1,100,000	3.88%, 01/15/2028(1)	1,077,670
1,190,000	4.00%, 10/15/2030(1)	1,101,547
1,210,000	4.38%, 01/15/2028(1)	1,187,252
	Ambience Merger Sub, Inc.
270,000	4.88%, 07/15/2028(1)	259,200
290,000	7.13%, 07/15/2029(1)	271,875
1,255,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,254,347
	Gap, Inc.
1,315,000	3.63%, 10/01/2029(1)	1,223,213
1,315,000	3.88%, 10/01/2031(1)	1,218,703
	L Brands, Inc.
1,260,000	5.25%, 02/01/2028	1,320,921
1,275,000	6.63%, 10/01/2030(1)	1,374,068
5,031,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	4,794,769
24,000	Macy's Retail Holdings LLC 2.88%, 02/15/2023	24,065
	Michaels Cos., Inc.
3,410,000	5.25%, 05/01/2028(1)	3,283,591
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.6% - (continued)
	Retail - 8.0% - (continued)
$ 1,065,000	7.88%, 05/01/2029(1)	$ 974,475
	PetSmart, Inc.
1,750,000	4.75%, 02/15/2028(1)	1,745,144
265,000	7.75%, 02/15/2029(1)	284,273
2,998,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	3,081,135
1,180,000	SRS Distribution, Inc. 4.63%, 07/01/2028(1)	1,140,547
4,380,000	Staples, Inc. 7.50%, 04/15/2026(1)	4,319,775
	Wheel Bidco Ltd.
GBP 1,350,000	6.75%, 07/15/2026(2)	1,783,841
1,205,000	6.75%, 07/15/2026(1)	1,592,243
		35,258,318
	Semiconductors - 0.4%
	Sensata Technologies B.V.
$ 1,005,000	5.00%, 10/01/2025(1)	1,056,506
770,000	5.63%, 11/01/2024(1)	812,350
		1,868,856
	Software - 3.0%
1,175,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	1,127,037
775,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	806,395
1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,152,415
1,852,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	1,847,370
1,015,000	Minerva Merger Sub, Inc. 6.50%, 02/15/2030	1,011,448
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(1)	1,185,739
455,000	3.88%, 12/01/2029(1)	436,973
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(1)	1,006,217
650,000	4.13%, 12/01/2031(1)	627,250
1,875,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	1,814,062
2,290,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,364,929
		13,379,835
	Telecommunications - 6.7%
	Altice France S.A.
1,105,000	5.13%, 07/15/2029(1)	1,023,120
640,000	5.50%, 01/15/2028(1)	610,496
2,215,000	8.13%, 02/01/2027(1)	2,341,787
1,280,000	Embarq Corp. 8.00%, 06/01/2036	1,317,606
	Frontier Communications Corp.
1,755,000	5.00%, 05/01/2028(1)	1,737,450
1,085,000	5.88%, 10/15/2027(1)	1,117,224
1,810,161	5.88%, 11/01/2029	1,742,841
1,925,000	6.75%, 05/01/2029(1)	1,929,812
350,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	337,820
	Iliad Holding SAS
755,000	6.50%, 10/15/2026(1)	764,536
490,000	7.00%, 10/15/2028(1)	497,301
EUR 1,865,000	Kaixo Bondco Telecom S.A. 5.13%, 09/30/2029(1)	2,041,785
2,410,000	Lorca Telecom Bondco S.A. 4.00%, 09/18/2027(1)	2,658,710
	Sprint Corp.
$ 2,574,000	7.13%, 06/15/2024	2,805,660
10,000	7.63%, 02/15/2025	11,125
1,900,000	7.88%, 09/15/2023	2,052,000
	T-Mobile USA, Inc.
1,605,000	2.25%, 02/15/2026(1)	1,546,819

100

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 87.6% - (continued)
	Telecommunications - 6.7% - (continued)
$ 825,000	2.25%, 02/15/2026	$ 795,094
2,050,000	2.63%, 04/15/2026	2,007,626
EUR 1,810,000	WP/AP Telecom Holdings IV B.V. 3.75%, 01/15/2029(1)	1,976,468
		29,315,280
	Transportation - 0.2%
$ 1,045,000	First Student Bidco, Inc. 4.00%, 07/31/2029(1)	990,138
	Total Corporate Bonds (cost $388,527,488)	$ 385,282,765
SENIOR FLOATING RATE INTERESTS - 2.0%(7)
	Commercial Services - 0.3%
1,280,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(8)	$ 1,280,461
	Engineering & Construction - 0.4%
1,825,000	Artera Services LLC 4.00%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	1,822,719
	Entertainment - 0.7%
	Crown Finance U.S., Inc.
3,666,252	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	2,774,253
159,082	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	168,428
		2,942,681
	Insurance - 0.1%
488,766	Hub International Ltd. 4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	487,627
	Oil & Gas - 0.1%
525,000	Southwestern Energy Co. 3.00%, 06/22/2027, 1 mo. USD SOFR + 2.500%	525,331
	Retail - 0.1%
590,000	SRS Distribution, Inc. 0.00%, 06/02/2028(8)	589,634
	Software - 0.3%
1,145,000	Athenahealth, Inc. 0.00%, 01/26/2029(8)	1,139,515
	Total Senior Floating Rate Interests (cost $9,198,583)	$ 8,787,968
COMMON STOCKS - 0.3%
	Energy - 0.0%
2,140	Foresight Energy LLC*	$ 29,969
104,555,002	KCA Deutag*(9)(10)(11)	—
		29,969
	Telecommunication Services - 0.3%
45,675	Frontier Communications Parent, Inc.*	1,217,695
	Total Common Stocks (cost $2,656,764)	$ 1,247,664
Shares or Principal Amount			Market Value†
ESCROWS - 1.0%(12)
	Media & Entertainment - 0.8%
3,460,000	Scripps Escrow, Inc. Expires 07/15/2027(1)		$ 3,529,200
	Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
700,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(1)		696,500
	Total Escrows (cost $4,240,437)		$ 4,225,700
	Total Long-Term Investments (Cost $415,328,611)		$ 410,658,424
SHORT-TERM INVESTMENTS - 4.7%
	Repurchase Agreements - 4.7%
$ 20,425,051	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $20,425,062; collateralized by U.S. Treasury Bond at 2.500%, maturing 01/15/2029, with a market value of $20,833,629.		$ 20,425,051
	Total Short-Term Investments (cost $20,425,051)		$ 20,425,051
	Total Investments (cost $435,753,662)	98.1%	$ 431,083,475
	Other Assets and Liabilities	1.9%	8,555,199
	Total Net Assets	100.0%	$ 439,638,674
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $255,942,422, representing 58.2% of net assets.

101

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $23,075,276, representing 5.2% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2022.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	104,555,002	$ 1,416,929	$ —

(11)	Investment valued using significant unobservable inputs.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.37.V1	USD	14,750,000	5.00%	12/20/2026	Quarterly	$ 1,355,178	$ 995,749	$ (359,429)
Total centrally cleared credit default swap contracts						$ 1,355,178	$ 995,749	$ (359,429)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,727,000	EUR	1,960,630	USD	CBK	02/28/2022	$ (19,347)
33,295,965	USD	29,394,000	EUR	TDB	02/28/2022	254,807
4,577,035	USD	3,394,000	GBP	BCLY	02/28/2022	13,281
Total foreign currency contracts						$ 248,741
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
102

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 11,114,327	$ —	$ 11,114,327	$ —
Corporate Bonds	385,282,765	—	385,282,765	—
Senior Floating Rate Interests	8,787,968	—	8,787,968	—
Common Stocks
Energy	29,969	29,969	—	—
Telecommunication Services	1,217,695	1,217,695	—	—
Escrows	4,225,700	—	4,225,700	—
Short-Term Investments	20,425,051	—	20,425,051	—
Foreign Currency Contracts(2)	268,088	—	268,088	—
Swaps - Credit Default(2)	(359,429)	—	(359,429)	—
Total	$ 430,992,134	$ 1,247,664	$ 429,744,470	$ —
Liabilities
Foreign Currency Contracts(2)	$ (19,347)	$ —	$ (19,347)	$ —
Total	$ (19,347)	$ —	$ (19,347)	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
103

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
	Asset-Backed - Automobile - 0.1%
$ 505,000	Tesla Auto Lease Trust 5.48%, 05/22/2023(1)	$ 517,401
	Asset-Backed - Credit Card - 0.1%
505,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	503,248
	Asset-Backed - Finance & Insurance - 0.3%
196,649	Aaset Trust 3.35%, 01/16/2040(1)	183,327
256,604	CF Hippolyta LLC 1.99%, 07/15/2060(1)	248,070
1,360,000	HSI Asset Securitization Corp. Trust 0.65%, 02/25/2036, 1 mo. USD LIBOR + 0.270%(2)	1,352,380
		1,783,777
	Asset-Backed - Home Equity - 0.1%
574,532	GSAA Home Equity Trust 5.98%, 06/25/2036(3)	209,342
688,051	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(4)	365,682
		575,024
	Commercial Mortgage-Backed Securities - 0.3%
	Benchmark Mortgage Trust
6,364,441	1.23%, 03/15/2062(3)(5)	428,616
2,374,970	1.52%, 01/15/2054(3)(5)	266,423
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039	228,490
225,000	3.90%, 01/10/2039	230,579
1,750,266	DBJPM Mortgage Trust 1.71%, 09/15/2053(3)(5)	159,931
5,822,914	Wells Fargo N.A. 0.90%, 05/15/2062(3)(5)	321,135
		1,635,174
	Whole Loan Collateral CMO - 2.7%
197,075	Adjustable Rate Mortgage Trust 0.65%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	199,127
670,085	Angel Oak Mortgage Trust 1.82%, 11/25/2066(1)(3)	665,220
539,797	Bank of America Funding Trust 6.05%, 10/25/2036(4)	525,356
88,091	Bear Stearns Adjustable Rate Mortgage Trust 2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	90,092
259,374	Chase Mortgage Finance Trust 2.93%, 12/25/2035(3)	259,997
1,400,000	COLT Mortgage Loan Trust 2.28%, 12/27/2066	1,399,986
	Connecticut Avenue Securities Trust
253,585	2.21%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	254,222
229,984	2.26%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	230,862
231,045	2.41%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	231,998
218,791	2.51%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	219,901
1,415,000	Credit Suisse Mortgage Trust 2.27%, 11/25/2066	1,410,070
253,010	Deutsche Alt-A Securities Mortgage Loan Trust 0.26%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(2)	248,850
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6% - (continued)
	Whole Loan Collateral CMO - 2.7% - (continued)
$ 680,000	Ellington Financial Mortgage Trust 2.21%, 02/25/2026	$ 679,604
	Fannie Mae Connecticut Avenue Securities
481,915	3.11%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	489,733
103,561	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	107,973
87,815	5.81%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	92,489
48,670	6.11%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	50,078
136,916	GreenPoint Mortgage Funding Trust 1.49%, 10/25/2045, 12 mo. USD MTA + 1.400%(2)	116,456
272,672	GSR Mortgage Loan Trust 2.61%, 10/25/2035(3)	186,083
323,603	HarborView Mortgage Loan Trust 0.29%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	315,263
1,626,189	IndyMac Index Mortgage Loan Trust 0.69%, 01/25/2036, 1 mo. USD LIBOR + 0.580%(2)	1,280,073
364,702	JP Morgan Mortgage Trust 3.11%, 01/25/2037(3)	339,089
	MASTR Adjustable Rate Mortgages Trust
758,930	0.59%, 05/25/2037, 1 mo. USD LIBOR + 0.480%(2)	391,271
4,091	2.73%, 11/21/2034(3)	4,132
1,400,000	New Residential Mortgage Loan Trust 2.28%, 01/25/2026	1,400,000
1,267,000	Onslow Bay Financial LLC 2.31%, 11/25/2061	1,264,932
183,775	Preston Ridge Partners Mortgage Trust LLC 2.36%, 11/25/2025(1)(4)	182,355
	Residential Funding Mortgage Securities, Inc.
81,545	3.99%, 02/25/2036(3)	76,650
189,195	6.00%, 07/25/2037	178,523
301,072	Structured Adjustable Rate Mortgage Loan Trust 2.66%, 06/25/2035(3)	257,814
1,234,063	Verus Securitization Trust 0.94%, 07/25/2066(1)(3)	1,218,276
608,391	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	602,453
263,182	WaMu Mortgage Pass-Through Certificates Trust 0.95%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	260,360
456,376	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 0.92%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	418,412
		15,647,700
	Total Asset & Commercial Mortgage-Backed Securities (cost $20,785,388)	$ 20,662,324
CONVERTIBLE BONDS - 0.4%
	Entertainment - 0.1%
430,000	IMAX Corp. 0.50%, 04/01/2026(1)	$ 406,135

104

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.4% - (continued)
	Leisure Time - 0.0%
$ 160,000	Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023	$ 203,315
	Mining - 0.1%
790,000	Endeavour Mining Corp. 3.00%, 02/15/2023(1)	871,923
	REITS - 0.1%
365,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	396,848
	Retail - 0.1%
405,000	Cracker Barrel Old Country Store, Inc. 0.63%, 06/15/2026(1)	383,705
	Total Convertible Bonds (cost $2,298,036)	$ 2,261,926
CORPORATE BONDS - 1.8%
	Airlines - 0.1%
514,951	British Airways Trust 2.90%, 09/15/2036(1)	$ 510,092
	Construction Materials - 0.2%
1,240,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,269,865
	Diversified Financial Services - 0.7%
945,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	934,957
1,315,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	1,140,762
1,070,000	PennyMac Financial Services, Inc. 4.25%, 02/15/2029(1)	972,363
1,050,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	961,695
		4,009,777
	Engineering & Construction - 0.1%
245,000	TopBuild Corp. 3.63%, 03/15/2029(1)	236,425
	Machinery-Diversified - 0.0%
220,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	225,327
	Pipelines - 0.4%
1,335,000	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	1,269,755
785,000	Gray Oak Pipeline LLC 3.45%, 10/15/2027(1)	803,978
		2,073,733
	Retail - 0.3%
208,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	198,386
	Gap, Inc.
505,000	3.63%, 10/01/2029(1)	469,751
935,000	3.88%, 10/01/2031(1)	866,530
		1,534,667
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 1.8% - (continued)
	Software - 0.0%
$ 220,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	$ 211,020
	Total Corporate Bonds (cost $10,595,348)	$ 10,070,906
FOREIGN GOVERNMENT OBLIGATIONS - 7.9%
	Argentina - 0.1%
ARS 41,383,433	Argentina Treasury Bond 1.20%, 03/18/2022(6)	$ 396,005
	Brazil - 0.8%
BRL 8,535,481	Brazil Letras do Tesouro Nacional 6.00%, 05/15/2055(6)	1,686,567
	Brazil Notas do Tesouro Nacional
4,172,733	6.00%, 08/15/2050(6)	821,647
12,186,000	10.00%, 01/01/2029	2,150,391
		4,658,605
	Canada - 0.8%
CAD 4,775,709	Province of Ontario Canada 2.00%, 12/01/2036(6)	4,258,997
	Chile - 0.3%
CLP 312,126,500	Bonos de la Tesoreria de la Republica 1.90%, 09/01/2030(6)	381,319
EUR 1,180,000	Chile Government International Bond 1.25%, 01/22/2051	1,120,855
		1,502,174
	Colombia - 0.6%
	Colombia Government International Bond
1,860,000	3.88%, 03/22/2026	2,237,980
$ 685,000	3.88%, 02/15/2061	497,310
685,000	6.13%, 01/18/2041	669,081
		3,404,371
	Croatia - 0.2%
EUR 800,000	Croatia Government International Bond 1.50%, 06/17/2031(7)	901,996
	Egypt - 0.1%
$ 530,000	Egypt Government International Bond 7.90%, 02/21/2048(7)	422,103
	Ghana - 0.1%
310,000	Ghana Government International Bond 10.75%, 10/14/2030(7)	330,987
	Hungary - 0.3%
EUR 1,420,000	Hungary Government International Bond 1.63%, 04/28/2032(7)	1,631,194
	Indonesia - 0.4%
	Indonesia Government International Bond
990,000	1.10%, 03/12/2033	1,040,100
1,050,000	1.40%, 10/30/2031	1,160,709
		2,200,809

105

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.9% - (continued)
	Ivory Coast - 0.1%
EUR 330,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(7)	$ 347,516
	Jordan - 0.0%
$ 265,000	Jordan Government International Bond 7.38%, 10/10/2047(7)	260,132
	Macedonia - 0.3%
	North Macedonia Government International Bond
EUR 440,000	2.75%, 01/18/2025(7)	503,097
1,085,000	3.68%, 06/03/2026(1)	1,277,380
		1,780,477
	Mexico - 0.3%
	Mexico Government International Bond
1,360,000	1.45%, 10/25/2033	1,365,584
370,000	3.63%, 04/09/2029	470,255
		1,835,839
	Morocco - 0.0%
$ 200,000	Morocco Government International Bond 4.00%, 12/15/2050(7)	171,240
	New Zealand - 0.4%
	New Zealand Government Bond
NZD 1,792,407	2.50%, 09/20/2035(6)(7)	1,602,355
859,012	2.50%, 09/20/2040(6)(7)	702,991
		2,305,346
	Panama - 0.3%
$ 1,520,000	Panama Government International Bond 4.50%, 04/01/2056	1,550,294
	Romania - 0.3%
	Romanian Government International Bond
EUR 1,417,000	2.12%, 07/16/2031(7)	1,452,922
100,000	2.75%, 04/14/2041(1)	93,876
332,000	3.62%, 05/26/2030(1)	387,435
		1,934,233
	Russia - 1.2%
RUB 270,120,000	Russian Federal Bond - OFZ 7.65%, 04/10/2030	3,167,369
318,486,730	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(6)	3,915,221
		7,082,590
	Saudi Arabia - 0.3%
	Saudi Government International Bond
EUR 800,000	2.00%, 07/09/2039(7)	924,824
$ 1,092,000	2.25%, 02/02/2033(1)	1,037,413
		1,962,237
	Senegal - 0.0%
200,000	Senegal Government International Bond 6.75%, 03/13/2048(7)	187,100
	Serbia - 0.1%
EUR 655,000	Serbia International Bond 1.65%, 03/03/2033(1)	659,434
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.9% - (continued)
	South Korea - 0.9%
KRW 6,190,516,078	Inflation Linked Korea Treasury Bond 1.13%, 06/10/2030(6)	$ 5,147,671
	Total Foreign Government Obligations (cost $50,787,495)	$ 44,931,350
SENIOR FLOATING RATE INTERESTS - 6.9%(8)
	Advertising - 0.1%
	ABG Intermediate Holdings 2 LLC
$ 286,194	0.00%, 12/08/2028(9)	285,301
38,806	0.00%, 12/21/2028(9)	$ 38,685
		323,986
	Aerospace/Defense - 0.1%
198,752	Spirit Aerosystems, Inc. 4.25%, 01/15/2025, 1 mo. USD LIBOR + 3.750%	199,249
573,220	TransDigm, Inc. 2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	566,880
		766,129
	Airlines - 0.1%
110,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	110,229
180,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	189,810
245,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	258,507
138,950	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	138,891
		697,437
	Auto Parts & Equipment - 0.1%
119,400	Adient U.S. LLC 3.61%, 04/08/2028, 1 mo. USD LIBOR + 3.500%	119,326
169,360	Clarios Global L.P. 3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	168,386
158,869	First Brands Group LLC 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	159,018
		446,730
	Chemicals - 0.2%
194,447	Axalta Coating Systems U.S. Holdings, Inc. 0.01%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	193,762
450,000	Diamond (BC) B.V. 3.50%, 09/29/2028, 1 mo. USD LIBOR + 3.000%	448,439
99,500	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 1 mo. USD LIBOR + 2.750%	99,220
251,167	Minerals Technologies, Inc. 3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	250,225
171,178	Tronox Finance LLC 2.45%, 03/11/2028, 1 mo. USD LIBOR + 2.250%	170,047
		1,161,693
	Commercial Services - 0.5%
199,500	APX Group, Inc. 4.00%, 07/09/2028, 1 mo. USD LIBOR + 3.500%	199,001
EUR 290,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	323,220

106

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.9%(8) - (continued)
	Commercial Services - 0.5% - (continued)
$ 115,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(9)	$ 115,041
321,350	Trans Union LLC 0.01%, 11/15/2026, 1 mo. USD LIBOR + 1.750%	317,777
469,237	United Rentals, Inc. 1.86%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	469,707
	Verisure Holding AB
EUR 430,000	3.25%, 07/14/2026, 3 mo. EURIBOR + 3.250%	479,074
205,000	3.25%, 03/25/2028, 3 mo. EURIBOR + 3.250%	228,336
$ 401,963	WEX, Inc. 2.36%, 04/01/2028, 1 mo. USD LIBOR + 2.250%	399,201
179,550	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	173,266
		2,704,623
	Construction Materials - 0.2%
190,000	Chamberlain Group, Inc. 4.00%, 11/03/2028, 1 mo. USD LIBOR + 3.350%	189,525
275,100	Ingersoll-Rand Services Co. 1.86%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	272,247
235,875	Quikrete Holdings, Inc. 2.61%, 01/31/2027, 1 mo. USD LIBOR + 2.500%	233,516
250,000	Rexnord LLC 2.75%, 10/04/2028, 1 mo. USD LIBOR + 2.250%	249,570
246,496	Standard Industries, Inc. 3.00%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	246,531
		1,191,389
	Distribution/Wholesale - 0.4%
477,020	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	474,463
669,131	Core & Main L.P. 2.61%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	664,949
97,750	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	96,284
114,138	PAI Holdco, Inc. 4.25%, 10/28/2027, 1 mo. USD LIBOR + 3.500%	113,852
696,500	Univar Solutions USA Inc. 2.11%, 06/03/2028, 1 mo. USD LIBOR + 2.000%	692,871
		2,042,419
	Diversified Financial Services - 0.3%
316,886	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	315,020
197,247	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	197,708
350,000	Delos Finance S.a.r.l. 1.97%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	349,367
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.9%(8) - (continued)
	Diversified Financial Services - 0.3% - (continued)
$ 413,475	Fleetcor Technologies Operating Co. LLC 1.86%, 04/30/2028, 1 mo. USD LIBOR + 1.750%	$ 409,753
193,775	Russell Investments U.S. Inst'l Holdco, Inc. 4.50%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	193,452
250,000	Setanta Aircraft Leasing Designated Activity Company 2.14%, 11/05/2028, 1 mo. USD LIBOR + 2.000%	249,533
		1,714,833
	Electric - 0.0%
122,187	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	121,959
	Electrical Components & Equipment - 0.0%
99,000	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	98,659
	Electronics - 0.1%
260,000	II-VI, Inc. 0.00%, 12/08/2028, 1 mo. USD LIBOR + 3.750%(9)	259,350
	Engineering & Construction - 0.1%
214,875	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	210,354
349,063	Brown Group Holding LLC 3.00%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	346,955
		557,309
	Entertainment - 0.3%
	Crown Finance U.S., Inc.
104,610	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	79,158
4,539	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	4,806
200,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	199,084
207,187	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	206,605
140,522	NASCAR Holdings, Inc. 2.61%, 10/19/2026, 3 mo. USD LIBOR + 2.500%	140,049
350,544	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	349,958
246,795	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	245,978
334,089	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	331,119
		1,556,757

107

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.9%(8) - (continued)
	Environmental Control - 0.1%
	Clean Harbors, Inc.
$ 143,250	1.86%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	$ 143,071
345,000	2.11%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	344,569
140,000	Covanta Holding Corp. 3.00%, 11/17/2028, 1 mo. USD LIBOR + 2.500%	139,913
		627,553
	Food - 0.2%
250,000	CHG PPC Parent LLC 3.50%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	249,167
157,600	Froneri International Ltd. 2.36%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	155,433
	U.S. Foods, Inc.
240,000	0.00%, 11/17/2028, 1 mo. USD LIBOR + 1.750%(9)	239,326
210,654	2.11%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	208,379
		852,305
	Food Service - 0.1%
	Aramark Services, Inc.
218,266	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	214,925
93,250	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	91,880
		306,805
	Gas - 0.1%
370,500	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	370,500
	Hand/Machine Tools - 0.0%
171,375	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	171,375
	Healthcare - Products - 0.2%
	Avantor Funding, Inc.
EUR 114,425	2.50%, 06/10/2028, 1 mo. EURIBOR + 2.500%	127,872
$ 431,743	2.75%, 11/06/2027, 1 mo. USD LIBOR + 2.250%	431,000
365,000	Medline Borrower LP 0.03%, 10/21/2028, 1 mo. USD LIBOR + 3.250%	363,347
162,125	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%	161,903
		1,084,122
	Healthcare - Services - 0.2%
203,463	ADMI Corp. 3.88%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	201,904
EUR 300,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	331,558
$ 198,998	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	198,898
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.9%(8) - (continued)
	Healthcare - Services - 0.2% - (continued)
$ 90,745	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	$ 90,496
100,000	ICU Medical, Inc. 0.00%, 01/08/2029(9)	100,250
	IQVIA, Inc.
254,025	1.86%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	253,390
EUR 147,774	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	164,639
		1,341,135
	Home Builders - 0.0%
$ 155,000	Installed Building Products, Inc. 2.75%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	155,065
	Insurance - 0.3%
231,704	Acrisure LLC 3.72%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	228,616
	Asurion LLC
362,582	3.23%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	361,512
206,026	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	204,481
	Hub International Ltd.
305,694	3.02%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	302,096
119,698	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	119,419
	Sedgwick Claims Management Services, Inc.
174,600	3.36%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	173,364
146,250	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	145,921
48,750	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	48,770
239,375	USI, Inc. 3.22%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	237,879
		1,822,058
	Internet - 0.2%
	Adevinta ASA
EUR 130,000	3.00%, 11/04/2027, 3 mo. EURIBOR + 3.000%	145,501
$ 99,500	3.50%, 06/26/2028, 1 mo. USD LIBOR + 3.000%	99,230
154,225	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	152,650
212,951	Go Daddy Operating Co. LLC 0.02%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	211,414
331,555	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	329,692
		938,487
	Investment Company Security - 0.0%
106,263	FinCo LLC 2.61%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	105,731

108

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.9%(8) - (continued)
	IT Services - 0.1%
$ 183,612	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	$ 183,306
233,542	Science Applications International Corp. 1.98%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	233,163
		416,469
	Leisure Time - 0.2%
	Carnival Corp.
465,171	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	460,021
165,000	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	163,350
308,450	Hayward Industries, Inc. 3.00%, 05/28/2028, 1 mo. USD LIBOR + 2.500%	307,183
129,350	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	129,108
		1,059,662
	Lodging - 0.2%
452,620	Boyd Gaming Corp. 2.35%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	452,313
	Caesars Resort Collection LLC
427,355	2.86%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	424,816
241,937	3.61%, 07/20/2025, 1 mo. USD LIBOR + 3.500%	241,635
123,377	Four Seasons Hotels Ltd. 2.11%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	122,914
147,359	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	146,036
		1,387,714
	Machinery-Diversified - 0.1%
100,000	Fluidra S.A. 0.00%, 01/19/2029(9)	99,792
434,527	Vertical U.S. Newco, Inc. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.500%	434,527
		534,319
	Media - 0.4%
382,037	Charter Communications Operating LLC 1.86%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	378,057
	CSC Holdings LLC
287,536	2.36%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	282,944
184,300	2.36%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	181,305
104,219	E.W. Scripps Co. 3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	104,089
311,432	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	309,915
EUR 200,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	222,724
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.9%(8) - (continued)
	Media - 0.4% - (continued)
$ 360,000	UPC Financing Partnership 3.11%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	$ 357,750
670,000	Virgin Media Bristol LLC 2.61%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	663,682
		2,500,466
	Miscellaneous Manufacturing - 0.0%
EUR 197,642	CeramTec AcquiCo GmbH 0.03%, 03/08/2025, 3 mo. EURIBOR + 2.500%	221,833
	Oil & Gas - 0.0%
$ 130,000	Southwestern Energy Co. 3.00%, 06/22/2027, 1 mo. USD SOFR + 2.500%	130,082
	Packaging & Containers - 0.2%
176,040	Berry Global, Inc. 1.85%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	173,871
235,687	Flex Acquisition Co., Inc. 4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	235,187
100,000	Pretium PKG Holdings, Inc. 4.50%, 10/01/2028, 1 mo. USD LIBOR + 4.500%	99,917
153,840	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%(2)	153,878
189,107	TricorBraun Holdings, Inc. 3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	187,778
		850,631
	Pharmaceuticals - 0.3%
	Bausch Health Cos., Inc.
132,278	2.86%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	132,007
142,918	3.11%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	141,728
423,420	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	422,891
416,691	Elanco Animal Health, Inc. 1.85%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	409,920
188,100	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	188,158
22,609	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	22,547
184,075	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	184,053
183,192	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	182,871
245,737	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	245,166
		1,929,341

109

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.9%(8) - (continued)
	Pipelines - 0.1%
$ 161,337	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	$ 161,035
298,500	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	299,620
101,587	NorthRiver Midstream Finance L.P. 3.46%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	101,305
140,000	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	139,591
		701,551
	Real Estate - 0.0%
EUR 100,000	Blitz GmbH 3.50%, 03/01/2028, 3 mo. EURIBOR + 3.500%	111,707
	Retail - 0.5%
$ 453,376	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	446,363
207,730	Beacon Roofing Supply, Inc. 2.36%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	206,562
257,405	Great Outdoors Group LLC 4.50%, 03/05/2028, 1 mo. USD LIBOR + 3.750%	257,137
163,350	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	163,350
330,483	KFC Holding Co. 1.86%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	329,604
156,837	LBM Acquisition LLC 0.05%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	155,791
129,350	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	129,067
498,750	Pilot Travel Centers LLC 2.11%, 08/04/2028, 1 mo. USD LIBOR + 2.000%	495,713
278,600	SRS Distribution, Inc. 4.27%, 06/04/2028, 1 mo. USD LIBOR + 3.750%	278,174
125,166	Staples, Inc. 5.13%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	119,299
266,625	White Cap Buyer LLC 6.25%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	266,382
		2,847,442
	Semiconductors - 0.1%
112,673	CMC Materials, Inc. 2.13%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	112,391
280,000	MKS Instruments, Inc. 0.00%, 10/21/2028(9)	279,387
99,953	ON Semiconductor Corp. 2.11%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	99,984
		491,762
	Software - 0.5%
617,079	Dun & Bradstreet Corp. 3.36%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	614,327
203,976	E2open LLC 4.00%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	204,167
149,910	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	149,335
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 6.9%(8) - (continued)
	Software - 0.5% - (continued)
$ 296,173	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	$ 296,025
250,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	247,813
214,463	Polaris Newco LLC 4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	214,291
81,493	Seattle Spinco, Inc. 2.86%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	80,424
29,305	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	28,938
	SS&C Technologies, Inc.
297,591	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	294,211
36,100	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	35,648
392,474	Ultimate Software Group, Inc. 3.86%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	391,669
49,412	Verint Systems, Inc. 2.10%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	49,165
294,277	Zelis Healthcare Corp. 0.03%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	292,959
		2,898,972
	Telecommunications - 0.2%
485,464	Altice France S.A. 3.93%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	482,066
99,250	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%	98,977
252,996	Level 3 Financing, Inc. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	248,609
EUR 275,000	Lorca Finco plc 0.00%, 09/18/2027, 3 mo. EURIBOR + 3.750%(9)	307,500
$ 99,750	Xplornet Communications, Inc. 4.50%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	99,516
		1,236,668
	Transportation - 0.1%
230,000	First Student Bidco, Inc. 3.50%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	228,626
251,250	Genesee & Wyoming, Inc. 2.22%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	249,793
208,950	Savage Enterprises LLC 3.75%, 09/17/2028, 1 mo. USD LIBOR + 3.250%	208,526
		686,945
	Total Senior Floating Rate Interests (cost $39,493,101)	$ 39,423,973
U.S. GOVERNMENT AGENCIES - 0.4%
	Mortgage-Backed Agencies - 0.4%
	FHLMC - 0.4%
6,410,193	0.85%, 11/25/2030(3)(5)	$ 402,282
963,458	0.88%, 11/25/2030(3)(5)	63,661
1,744,715	1.03%, 10/25/2030(3)(5)	129,921
5,222,721	1.12%, 06/25/2030(3)(5)	425,299

110

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.4% - (continued)
	Mortgage-Backed Agencies - 0.4% - (continued)
	FHLMC - 0.4% - (continued)
$ 50,018	2.05%, 01/25/2051, 3 mo. USD SOFR + 2.000%(1)(2)		$ 49,185
943,449	2.16%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)		951,312
	Total U.S. Government Agencies (cost $1,992,274)		$ 2,021,660
U.S. GOVERNMENT SECURITIES - 76.5%
	Other Direct Federal Obligations - 3.1%
	FHLB - 3.1%
15,937,757	0.13%, 01/15/2032		$ 17,261,962
	U.S. Treasury Securities - 73.4%
	Short position contracts - 9.5%
51,056,360	0.13%, 04/15/2025(6)		53,896,370
			53,896,370
	U.S. Treasury Bonds - 1.1%
2,821,254	0.25%, 02/15/2050(6)		3,116,897
3,585,000	1.75%, 08/15/2041(10)		3,344,133
			6,461,030
	U.S. Treasury Notes - 62.8%
24,865,626	0.13%, 04/15/2026(6)		26,363,067
10,747,453	0.13%, 07/15/2026(6)		11,456,952
19,185,207	0.13%, 07/15/2030(6)		20,828,940
4,809,358	0.13%, 01/15/2031(6)		5,216,713
23,537,986	0.13%, 07/15/2031(6)		25,598,786
30,838,599	0.25%, 07/15/2029(6)		33,645,795
5,610,667	0.50%, 01/15/2028(6)		6,130,311
62,063,370	0.63%, 04/15/2023(6)(11)		64,454,992
83,071,048	0.63%, 01/15/2026(6)		89,685,365
64,929,897	0.88%, 01/15/2029(6)		73,286,240
			356,667,161
	Total U.S. Government Securities (cost $426,287,325)		$ 434,286,523
	Total Long-Term Investments (Cost $552,238,967)		$ 553,658,662
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
1,338,841	Fixed Income Clearing Corp. Repurchase Agreement dated 1/31/2022 at 0.020%, due on 2/1/2022 with a maturity value of $ 1,338,842; collateralized by U.S. Treasury Note at 1.125%, maturing 08/31/2028, with a market value of $ 1,365,641		$ 1,338,841
	Total Short-Term Investments (cost $1,338,841)		$ 1,338,841
	Total Investments (cost $553,577,808)	97.7%	$ 554,997,503
	Other Assets and Liabilities	2.3%	13,135,472
	Total Net Assets	100.0%	$ 568,132,975
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $21,020,710, representing 3.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $9,438,457, representing 1.7% of net assets.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2022.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2022, the market value of securities pledged was $3,071,717.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2022, the market value of securities pledged was $1,557,803.

111

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	91	03/31/2022	$ 10,847,484	$ (31,948)
U.S. Treasury 10-Year Note Future	853	03/22/2022	109,157,344	(1,637,086)
Total				$ (1,669,034)
Short position contracts:
Euro-BUND Future	141	03/08/2022	$ 26,788,123	$ 396,452
Euro-BUXL 30-Year Bond Future	22	03/08/2022	5,024,744	158,676
U.S. Treasury 2-Year Note Future	721	03/31/2022	156,209,156	611,681
U.S. Treasury 10-Year Ultra Future	70	03/22/2022	9,997,969	22,466
U.S. Treasury Ultra Bond Future	58	03/22/2022	10,958,375	416,321
Total				$ 1,605,596
Total futures contracts				$ (63,438)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2022
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/2024	At Maturity	$ —	$ —	$ 558,620	$ 558,620
BOA	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/2029	At Maturity	—	—	1,047,917	1,047,917
CBK	2.84% Fixed	CPURNSA	USD	15,300,000	01/15/2027	At Maturity	—	—	94,363	94,363
CBK	2.83% Fixed	CPURNSA	USD	6,600,000	04/15/2026	At Maturity	—	—	308,341	308,341
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	1,095,163	1,095,163
Total OTC interest rate swap contracts							$ —	$ —	$ 3,104,404	$ 3,104,404

OTC Total Return Swap Contracts Outstanding at January 31, 2022
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ Depreciation
iBoxx USD Liquide High Yield	GSC	USD	2,540,000	0.21%	09/20/2022	Quarterly	$ —	$ —	$ 38,904	$ 38,904

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Panama Republic (BBB)	USD	1,090,000	1.00%	06/20/2026	Quarterly	$ 7,817	$ 8,328	$ 511
Total centrally cleared credit default swap contracts						$ 7,817	$ 8,328	$ 511

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
0.94% Fixed	12 Mo. Federal Funds Rate	USD	13,439,000	08/22/2024	Annual	$ —	$ (1)	$ 64,724	$ 64,725
1.03% Fixed	12 Mo. Federal Funds Rate	USD	9,012,000	09/06/2026	Annual	—	—	130,279	130,279
1.00% Fixed	12 Mo. Federal Funds Rate	USD	3,322,000	09/29/2026	Annual	46,924	—	56,730	9,806
MXN-TIIE-Banxico-Bloomberg	7.13% Fixed	MXN	61,332,600	06/04/2031	Lunar	28,872	—	(82,941)	(111,813)
112

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2022 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
MXN-TIIE-Banxico-Bloomberg	6.91% Fixed	MXN	147,390,000	09/03/2031	Lunar	$ —	$ (287)	$ (312,623)	$ (312,336)
MXN-TIIE-Banxico-Bloomberg	7.59% Fixed	MXN	40,850,000	12/03/2031	Lunar	—	(4,976)	7,197	12,173
Total centrally cleared interest rate swaps contracts						$ 75,796	$ (5,264)	$ (136,634)	$ (207,166)

Bond Forward Contracts Outstanding at January 31, 2022
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Bonds, 0.13%, 04/15/2025(1)	USD	13,323,341	04/15/2025	$40,766
GSC	U.S. Treasury Bonds, 0.50%, 04/15/2024(1)	USD	29,666,789	04/15/2024	26,119
MSC	U.S. Treasury Bonds, 0.63%, 01/15/2026(1)	USD	13,396,999	01/15/2026	65,014
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028(1)	USD	3,131,808	07/15/2028	26,200
Total Bond Forward Contracts					$158,099

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
29,165,000	BRL	5,424,975	USD	CBK	02/02/2022	$ 64,419
1,143,000	BRL	211,596	USD	CBK	03/03/2022	1,977
754,800,000	JPY	6,650,537	USD	MSC	02/28/2022	(90,230)
114,665,000	MXN	5,493,724	USD	MSC	02/28/2022	39,634
78,770,000	NOK	8,813,994	USD	MSC	02/28/2022	38,083
175,410,000	RUB	2,208,082	USD	MSC	02/28/2022	45,134
162,000	ZAR	10,666	USD	BCLY	02/28/2022	(167)
5,138,127	USD	29,165,000	BRL	CBK	02/02/2022	(351,268)
5,187,530	USD	28,022,000	BRL	CBK	03/03/2022	(48,470)
4,310,742	USD	5,466,000	CAD	GSC	02/28/2022	10,750
366,809	USD	297,464,000	CLP	BNP	02/28/2022	(3,307)
19,843,462	USD	17,518,000	EUR	TDB	02/28/2022	151,858
5,144,946	USD	6,156,288,000	KRW	MSC	02/28/2022	42,345
2,211,501	USD	3,299,000	NZD	CBK	02/28/2022	41,683
4,968,958	USD	394,734,000	RUB	MSC	02/28/2022	(101,567)
Total foreign currency contracts						$ (159,126)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
113

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 20,662,324	$ —	$ 20,662,324	$ —
Convertible Bonds	2,261,926	—	2,261,926	—
Corporate Bonds	10,070,906	—	10,070,906	—
Foreign Government Obligations	44,931,350	—	44,931,350	—
Senior Floating Rate Interests	39,423,973	—	39,423,973	—
U.S. Government Agencies	2,021,660	—	2,021,660	—
U.S. Government Securities	434,286,523	—	434,286,523	—
Short-Term Investments	1,338,841	—	1,338,841	—
Bond Forward(2)	158,099	—	158,099	—
Foreign Currency Contracts(2)	435,883	—	435,883	—
Futures Contracts(2)	1,605,596	1,605,596	—	—
Swaps - Credit Default(2)	511	—	511	—
Swaps - Interest Rate(2)	3,321,387	—	3,321,387	—
Swaps- Total Return(2)	38,904	—	38,904	—
Total	$ 560,557,883	$ 1,605,596	$ 558,952,287	$ —
Liabilities
Foreign Currency Contracts(2)	$ (595,009)	$ —	$ (595,009)	$ —
Futures Contracts(2)	(1,669,034)	(1,669,034)	—	—
Swaps - Interest Rate(2)	(424,149)	—	(424,149)	—
Total	$ (2,688,192)	$ (1,669,034)	$ (1,019,158)	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
114

Hartford International Equity Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Argentina - 0.0%
46,964	YPF S.A. ADR*	$ 202,885
	Australia - 0.6%
175,495	Austal Ltd.	250,329
9,008	CSL Ltd.	1,668,665
246,812	OceanaGold Corp.*	380,562
404,355	Resolute Mining Ltd.*(1)	82,085
72,988	Wesfarmers Ltd.	2,723,366
		5,105,007
	Austria - 0.6%
103,738	Erste Group Bank AG	4,848,775
28,055	Zumtobel Group AG	254,038
		5,102,813
	Belgium - 0.5%
23,468	Ageas S.A.	1,129,621
83,831	AGFA-Gevaert N.V.*	355,696
33,851	Anheuser-Busch InBev S.A.	2,134,004
52,628	bpost S.A.*	388,500
		4,007,821
	Brazil - 1.5%
159,238	Atacadao S.A.	499,896
219,900	B3 S.A. - Brasil Bolsa Balcao	605,438
488,646	Caixa Seguridade Participacoes S/A	828,198
137,723	Cia de Saneamento Basico do Estado de Sao Paulo	968,971
117,600	Localiza Rent a Car S.A.	1,297,783
553,388	Magazine Luiza S.A.	729,500
89,447	Pagseguro Digital Ltd. Class A*	2,023,291
81,892	Petroleo Brasileiro S.A. ADR	1,093,258
102,420	Telefonica Brasil S.A.	958,217
231,898	Ultrapar Participacoes S.A.	659,871
205,769	Vale S.A. ADR	3,123,573
4,732	XP, Inc.*	157,285
		12,945,281
	Canada - 5.7%
54,760	ARC Resources Ltd.	641,448
36,285	Bank of Montreal	4,107,057
38,360	Bank of Nova Scotia	2,763,043
68,448	Barrick Gold Corp.	1,310,105
40,852	Cameco Corp.	794,126
34,199	Canadian National Railway Co.	4,168,234
70,830	Centerra Gold, Inc.	571,700
42,547	Eldorado Gold Corp.*	372,286
75,477	Fortis, Inc.	3,585,180
27,339	Intact Financial Corp.	3,704,202
141,654	Kinross Gold Corp.	764,932
13,441	Lululemon Athletica, Inc.*	4,486,068
14,851	National Bank of Canada	1,188,173
45,725	Pembina Pipeline Corp.(1)	1,451,804
82,603	Royal Bank of Canada(1)	9,417,970
2,919	Shopify, Inc. Class A*	2,814,617
76,251	Toronto-Dominion Bank	6,107,158
5,943	Tourmaline Oil Corp.	211,884
185,888	Trican Well Service Ltd.*	520,600
		48,980,587
	Chile - 0.1%
265,555	Embotelladora Andina S.A. Class B	570,426
	China - 7.8%
33,000	Airtac International Group	1,158,598
8,511	Alibaba Group Holding Ltd. ADR*	1,070,599
158,500	Anhui Conch Cement Co., Ltd. Class H	838,390
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 7.8% - (continued)
7,839	Baidu, Inc. ADR*	$ 1,252,202
1,496,598	China BlueChemical Ltd. Class H	409,702
6,993,314	China Construction Bank Corp. Class H	5,366,308
1,150,497	China Longyuan Power Group Corp. Ltd. Class H	2,347,345
556,669	China Merchants Bank Co., Ltd. Class H	4,652,707
7,823,237	China Reinsurance Group Corp. Class H	765,421
459,961	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	2,505,981
16,035,068	China Tower Corp. Ltd. Class H(2)	1,937,016
857,545	China Vanke Co., Ltd. Class H	2,216,966
2,913,545	CSPC Pharmaceutical Group Ltd.	3,541,091
2,548,353	Dongfeng Motor Group Co., Ltd. Class H	2,247,253
28,530	GDS Holdings Ltd.*	1,251,896
471,000	Haidilao International Holding Ltd.(1)(2)	1,020,835
259,900	Haier Smart Home Co., Ltd.	1,146,215
10,582	JD.com, Inc. Class A*	401,073
201,142	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,298,616
479,500	Jinyu Bio-Technology Co., Ltd. Class A	1,079,033
26,202	JOYY, Inc.	1,324,773
185,200	Livzon Pharmaceutical Group, Inc. Class A	1,023,016
84,573	Meituan Class B*(2)	2,523,180
103,400	Midea Group Co., Ltd. Class A	1,202,212
187,273	New Oriental Education & Technology Group, Inc. ADR*	267,800
274,000	Ping An Insurance Group Co. of China Ltd. Class H	2,174,415
565,274	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,103,680
125,522	Shenzhou International Group Holdings Ltd.	2,329,053
4,289,500	Sinopec Engineering Group Co., Ltd. Class H	2,092,502
224,415	Tencent Holdings Ltd.	14,062,354
150,136	Vipshop Holdings Ltd. ADR*	1,397,766
720,277	Yintai Gold Co., Ltd.	943,660
		66,951,658
	Cyprus - 0.1%
23,552	Ozon Holdings plc ADR*	486,820
	Denmark - 1.1%
21,873	Carlsberg A/S Class B	3,541,908
30,357	D/S Norden A/S	690,976
23,991	DSV Panalpina A/S	4,874,507
		9,107,391
	Finland - 0.6%
33,541	Kone Oyj Class B	2,172,254
301,168	Nokia Oyj*	1,796,053
28,128	Orion Oyj Class B	1,143,761
		5,112,068
	France - 9.2%
119,773	Accor S.A.*	4,401,818
43,164	Airbus SE*	5,511,750
182,806	AXA S.A.	5,789,648
33,033	BNP Paribas S.A.	2,358,205
88,530	Bureau Veritas S.A.	2,533,050
12,133	Capgemini SE	2,727,697
54,335	Carrefour S.A.	1,034,081
38,854	Cie de Saint-Gobain	2,629,152
9,422	Criteo S.A. ADR*	318,464
51,949	Danone S.A.	3,239,076
8,898	Dassault Aviation S.A.	1,057,460
33,436	Eiffage S.A.	3,513,227
166,487	Engie S.A.	2,560,870
153,862	Groupe Eurotunnel SE	2,427,152
15,727	Imerys S.A.	722,741
11,342	L'Oreal S.A.	4,844,697

115

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	France - 9.2% - (continued)
1,766	LVMH Moet Hennessy Louis Vuitton SE	$ 1,450,552
43,155	Metropole Television S.A.	841,928
117,524	Orange S.A.	1,380,608
33,322	Quadient S.A.	680,949
22,170	Renault S.A.*	881,089
30,070	Rexel S.A.	670,249
47,877	Schneider Electric SE	8,110,139
32,519	SCOR SE	1,109,307
57,017	Societe Generale S.A.	2,116,490
30,560	Sodexo S.A.	2,842,191
1,610	Sopra Steria Group	283,059
113,275	Television Francaise	1,082,743
116,361	TotalEnergies SE	6,617,150
14,012	Vicat S.A.	580,661
41,146	Vinci S.A.	4,509,870
		78,826,073
	Germany - 4.8%
39,447	Brenntag SE	3,379,671
114,648	CECONOMY AG*	510,203
12,027	Continental AG*	1,166,019
17,913	Daimler AG	1,429,345
8,958	Daimler Truck Holding AG*	315,804
22,230	Deutsche Boerse AG	3,951,436
225,613	Deutsche Telekom AG	4,259,342
37,410	Fresenius Medical Care AG & Co. KGaA	2,543,632
43,695	Fresenius SE & Co. KGaA	1,803,745
29,179	Fuchs Petrolub SE	1,260,975
117,699	Infineon Technologies AG	4,887,774
6,182	Merck KGaA	1,355,702
23,595	Metro AG	240,852
33,046	SAP SE	4,145,991
25,554	Scout24 AG(2)	1,526,709
21,610	Volkswagen AG	4,500,762
48,157	Zalando SE*(2)	3,822,120
		41,100,082
	Hong Kong - 3.3%
424,179	AIA Group Ltd.	4,428,348
864,000	China Merchants Port Holdings Co., Ltd.	1,596,817
1,001,678	China Overseas Land & Investment Ltd.	2,956,430
755,201	China Resources Gas Group Ltd.	3,777,434
200,938	CK Asset Holdings Ltd.	1,341,343
134,992	Dah Sing Financial Holdings Ltd.	437,689
205,848	G-Resources Group Ltd.*	70,185
97,011	Hong Kong Exchanges & Clearing Ltd.	5,536,970
108,188	iClick Interactive Asia Group Ltd. ADR*	377,576
4,511,957	Pacific Basin Shipping Ltd.	1,925,954
366,875	PAX Global Technology Ltd.	265,734
1,884,574	Sino Biopharmaceutical Ltd.	1,299,702
242,087	Techtronic Industries Co., Ltd.	3,994,458
295,642	Yue Yuen Industrial Holdings Ltd.*	499,202
		28,507,842
	Hungary - 0.0%
292,003	Magyar Telekom Telecommunications plc	387,110
	India - 2.5%
32,530	Asian Paints Ltd.	1,378,492
289,980	Bharti Airtel Ltd.*	2,765,873
196,240	Canara Bank*	671,832
118,461	ICICI Bank Ltd. ADR	2,574,157
161,608	Infosys Ltd.	3,802,264
317,804	Oil & Natural Gas Corp. Ltd.	743,119
45,701	Reliance Industries Ltd.	1,472,814
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	India - 2.5% - (continued)
64,607	Reliance Industries Ltd. GDR(2)	$ 4,156,411
62,685	Tata Consultancy Services Ltd.	3,156,555
110,876	Zee Entertainment Enterprises Ltd.	433,668
		21,155,185
	Indonesia - 0.7%
1,232,700	Astra International Tbk PT	471,787
6,332,180	Bank Central Asia Tbk PT	3,368,068
2,440,843	Bank Mandiri Persero Tbk PT	1,279,022
3,614,800	Bank Rakyat Indonesia Persero Tbk PT	1,028,900
1,189,411	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	104,593
		6,252,370
	Ireland - 1.7%
436,957	AIB Group plc*	1,154,131
174,747	Bank of Ireland Group plc*	1,177,772
70,287	Experian plc	2,935,739
28,479	Flutter Entertainment plc*	4,339,446
15,149	Linde plc*	4,817,685
		14,424,773
	Italy - 2.3%
80,345	Assicurazioni Generali S.p.A.	1,690,840
330,712	BPER Banca	696,223
315,143	Davide Campari-Milano N.V.	3,956,714
171,364	Eni S.p.A.	2,574,091
17,263	Ferrari N.V.	3,978,649
64,316	Moncler S.p.A.	4,127,772
190,692	Saipem S.p.A.*(1)	291,685
157,825	UniCredit S.p.A.	2,508,378
		19,824,352
	Japan - 13.0%
6,500	Adastria Co., Ltd.	97,389
24,910	Aeon Delight Co., Ltd.	674,195
52,930	Alfresa Holdings Corp.	754,722
66,790	Alps Electric Co., Ltd.	728,443
66,677	Asahi Group Holdings Ltd.	2,721,802
298,800	Astellas Pharma, Inc.	4,822,800
4,640	Benesse Holdings, Inc.	90,490
75,610	Chiyoda Corp.*	223,197
15,040	Chubu Steel Plate Co., Ltd.	105,855
44,400	Chugai Pharmaceutical Co., Ltd.	1,442,101
190,210	Citizen Watch Co., Ltd.	814,179
16,340	CMIC Holdings Co., Ltd.	211,468
50,940	Cosel Co., Ltd.	364,133
72,610	Dai-ichi Life Holdings, Inc.	1,634,411
53,410	DeNA Co., Ltd.	830,533
8,658	Eisai Co., Ltd.	433,636
4,190	Enplas Corp.	106,274
19,930	Exedy Corp.	292,554
35,745	Fuji Media Holdings, Inc.	360,637
29,680	Gree, Inc.(1)	225,483
135,820	Hino Motors Ltd.	1,180,603
31,340	Hisaka Works Ltd.	226,673
98,900	Honda Motor Co., Ltd.	2,912,879
48,890	Ichiyoshi Securities Co., Ltd.	287,249
153,020	Inpex Corp.	1,546,954
120,182	Isuzu Motors Ltd.	1,472,229
56,770	Japan Airlines Co., Ltd.*	1,074,519
24,540	Japan Petroleum Exploration Co., Ltd.	586,506
44,702	Japan Tobacco, Inc.	892,470
121,540	JGC Holdings Corp.	1,194,284
40,230	Kamigumi Co., Ltd.	777,384
75,525	Kao Corp.	3,774,102

116

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Japan - 13.0% - (continued)
148,350	KDDI Corp.	$ 4,739,590
6,520	Keyence Corp.	3,344,254
115,540	Kirin Holdings Co., Ltd.	1,851,892
21,340	Kissei Pharmaceutical Co., Ltd.	430,892
47,150	Kyoei Steel Ltd.	640,795
14,970	Makino Milling Machine Co., Ltd.	517,142
36,550	Maruichi Steel Tube Ltd.	814,183
39,650	Maxell Holdings Ltd.	425,275
23,790	Miraial Co., Ltd.	320,331
89,840	Mitsubishi Estate Co., Ltd.	1,293,914
18,791	Mitsubishi Heavy Industries Ltd.	510,352
105,220	Mitsubishi Motors Corp.*	300,425
429,910	Mitsubishi UFJ Financial Group, Inc.	2,605,805
22,370	MS&AD Insurance Group Holdings, Inc.	767,280
62,460	Nakayama Steel Works Ltd.	234,962
46,520	Neturen Co., Ltd.	241,423
27,005	Nichicon Corp.	282,951
72,410	Nikon Corp.	755,741
427	Nippon Building Fund, Inc.	2,472,816
39,430	Nippon Chemi-Con Corp.*	560,133
67,414	Nippon Television Holdings, Inc.	704,031
221,260	Nissan Motor Co., Ltd.*	1,171,038
36,352	Nitori Holdings Co., Ltd.	5,207,881
72,440	NOK Corp.	774,523
112,405	Nomura Holdings, Inc.	496,554
11,978	Obic Co., Ltd.	1,979,025
10,730	OKUMA Corp.	468,078
70,090	Ono Pharmaceutical Co., Ltd.	1,699,802
18,440	Pacific Metals Co., Ltd.	367,466
29,500	Paramount Bed Holdings Co., Ltd.	490,902
398,320	Resona Holdings, Inc.	1,711,755
21,680	Sanyo Shokai Ltd.*	156,319
30,914	Secom Co., Ltd.	2,176,780
86,019	Seven & i Holdings Co., Ltd.	4,374,809
46,297	SG Holdings Co., Ltd.	982,805
11,750	Shimamura Co., Ltd.	1,075,079
23,207	Shin-Etsu Chemical Co., Ltd.	3,882,747
48,700	Shiseido Co., Ltd.	2,456,622
255,739	Softbank Corp.	3,205,909
73,410	Subaru Corp.	1,336,161
100,390	Sumitomo Electric Industries Ltd.	1,331,020
40,760	Sumitomo Heavy Industries Ltd.	1,070,457
59,638	Sumitomo Mitsui Financial Group, Inc.	2,148,218
44,090	Sumitomo Mitsui Trust Holdings, Inc.	1,524,685
51,757	Sumitomo Realty & Development Co., Ltd.	1,601,371
34,640	Sumitomo Riko Co., Ltd.	177,191
143,684	T&D Holdings, Inc.	2,123,406
36,030	Tachi-S Co., Ltd.	376,243
40,670	Taiheiyo Cement Corp.	809,178
45,120	Takeda Pharmaceutical Co., Ltd.	1,307,721
9,010	Tamron Co., Ltd.	196,404
54,300	THK Co., Ltd.	1,356,777
111,700	Tochigi Bank Ltd.	216,875
54,120	Tokai Rika Co., Ltd.	705,047
9,130	Tokyo Seimitsu Co., Ltd.	387,261
21,280	Tokyo Steel Manufacturing Co., Ltd.	203,737
16,460	Toppan, Inc.	313,103
58,860	TS Tech Co., Ltd.	775,567
15,344	Tsuruha Holdings, Inc.	1,235,872
44,440	TV Asahi Holdings Corp.	577,985
56,980	Unipres Corp.	398,597
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Japan - 13.0% - (continued)
31,380	Ushio, Inc.	$ 487,658
57,580	Xebio Holdings Co., Ltd.	451,321
20,650	Yamato Kogyo Co., Ltd.	635,374
16,280	Yodogawa Steel Works Ltd.	346,840
		111,446,504
	Jersey - 0.1%
478,460	Centamin plc	576,606
	Luxembourg - 0.1%
21,014	RTL Group S.A.*	1,189,508
	Malaysia - 0.6%
751,691	CIMB Group Holdings Bhd	936,374
2,979,379	DiGi.Com Bhd	2,708,732
49,052	Nestle Malaysia Bhd	1,549,953
		5,195,059
	Mexico - 0.3%
36,410	America Movil S.A.B. de C.V. Class L ADR	686,693
1,655,991	Telesites S.A.B. de C.V.	1,756,500
		2,443,193
	Netherlands - 3.5%
85,597	ABN Amro Bank N.V.(2)	1,373,751
1,462	Adyen N.V.*(2)	2,975,020
7,552	ASML Holding N.V.	5,114,928
44,098	Fugro N.V.*	352,627
82,813	Heineken N.V.	8,881,416
137,305	ING Groep N.V.	2,030,618
94,828	Koninklijke Philips N.V.	3,154,291
141,109	PostNL N.V.	604,471
40,331	QIAGEN N.V.*	1,993,652
134,984	Universal Music Group N.V.	3,332,637
		29,813,411
	Norway - 0.1%
64,433	Norsk Hydro ASA	495,188
	Philippines - 0.4%
1,089,700	Ayala Land, Inc.	769,433
286,497	BDO Unibank, Inc.	761,454
3,306,270	SM Prime Holdings, Inc.	2,286,434
		3,817,321
	Portugal - 0.4%
152,684	Jeronimo Martins SGPS S.A.	3,669,156
	Russia - 0.6%
118,180	Gazprom PJSC ADR	1,028,794
3,866	Lukoil PJSC ADR	346,202
22,500	Mobile TeleSystems PJSC ADR	171,900
127,753	Sberbank of Russia PJSC ADR	1,792,116
164,682	Surgutneftegas PJSC ADR	776,000
372,616	VEON Ltd. ADR*	532,841
26,524	VK Co., Ltd. GDR*	211,661
14,483	Yandex N.V. Class A*	696,053
		5,555,567
	South Africa - 0.5%
39,248	Astral Foods Ltd.	437,423
294,688	FirstRand Ltd.	1,187,917
118,274	Harmony Gold Mining Co., Ltd. ADR(1)	424,604
6,147	Impala Platinum Holdings Ltd.	94,767
38,570	MTN Group Ltd.*	485,053

117

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	South Africa - 0.5% - (continued)
562,881	Nampak Ltd.*	$ 134,769
493,032	Netcare Ltd.	475,389
1,053,514	Old Mutual Ltd.	949,345
		4,189,267
	South Korea - 4.0%
6,781	CJ CheilJedang Corp.	1,966,861
13,517	Coway Co., Ltd.	778,740
32,825	Dentium Co., Ltd.	1,549,389
96,231	DGB Financial Group, Inc.	744,039
59,944	Hana Financial Group, Inc.	2,258,593
18,514	Hankook Tire & Technology Co., Ltd.	522,783
39,097	KB Financial Group, Inc.	1,937,635
25,465	Kia Corp.	1,775,565
56,012	KT Corp.	1,471,647
2,167	LG Energy Solution Ltd.	808,918
1,650	LG Household & Health Care Ltd.	1,342,189
6,434	POSCO	1,439,243
161,636	Samsung Electronics Co., Ltd.	10,053,610
50,453	Shinhan Financial Group Co., Ltd.	1,615,967
10,306	SK Innovation Co., Ltd.*	1,891,439
23,402	SK Square Co., Ltd.*	1,067,698
60,266	SK Telecom Co., Ltd.	2,868,366
61,841	Tongyang Life Insurance Co., Ltd.	308,563
		34,401,245
	Spain - 2.4%
607,559	CaixaBank S.A.	1,954,748
167,244	Cellnex Telecom S.A.(2)	7,583,778
257,748	Iberdrola S.A.	2,955,096
222,153	Industria de Diseno Textil S.A.	6,737,766
229,409	Prosegur Cia de Seguridad S.A.	571,515
729,678	Unicaja Banco S.A.(2)	747,979
		20,550,882
	Sweden - 2.1%
280,433	Assa Abloy AB Class B	7,678,842
45,886	Atlas Copco AB Class A	2,715,810
58,392	Atlas Copco AB Class B	2,986,329
175,499	Sandvik AB	4,621,682
		18,002,663
	Switzerland - 6.3%
38,899	Adecco Group AG	1,852,884
44,095	GAM Holding AG*	62,337
20,142	Implenia AG*	491,374
83,977	Julius Baer Group Ltd.	5,487,870
16,900	Kuehne + Nagel International AG	4,772,339
44,045	LafargeHolcim Ltd.	2,387,295
6,485	Lonza Group AG	4,471,031
33,122	Nestle S.A.	4,277,318
87,447	Novartis AG	7,598,225
3,573	Partners Group Holding AG	4,981,468
12,640	Roche Holding AG	4,891,669
6,498	Schindler Holding AG	1,630,894
1,398	SGS S.A.	3,986,497
192,063	UBS Group AG	3,562,682
18,465	Vifor Pharma AG	3,271,020
		53,724,903
	Taiwan - 6.9%
216,853	Advantech Co., Ltd.	3,005,648
413,801	ASE Technology Holding Co., Ltd.	1,507,101
157,018	Catcher Technology Co., Ltd.	884,769
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Taiwan - 6.9% - (continued)
531,328	Chailease Holding Co., Ltd.	$ 4,873,519
4,370,212	CTBC Financial Holding Co., Ltd.	4,393,414
269,470	Delta Electronics, Inc.	2,658,441
308,823	Foxconn Technology Co., Ltd.	680,291
27,435	Globalwafers Co., Ltd.	782,968
2,030,071	Hon Hai Precision Industry Co., Ltd.	7,590,287
216,212	Hotai Motor Co., Ltd.	4,735,037
35,734	Lotes Co., Ltd.	939,166
191,681	MediaTek, Inc.	7,613,414
103,305	Phison Electronics Corp.	1,712,183
1,604,945	Powerchip Semiconductor Manufacturing Corp.	3,778,477
131,000	Simplo Technology Co., Ltd.	1,498,126
442,251	Taiwan Semiconductor Manufacturing Co., Ltd.	10,225,722
157,757	Yageo Corp.	2,688,614
		59,567,177
	Thailand - 0.9%
1,945,387	CP ALL PCL	3,651,800
411,757	Kasikornbank PCL	1,861,223
152,185	Kasikornbank PCL NVDR	689,015
2,822,706	Thai Beverage PCL	1,374,164
		7,576,202
	Turkey - 0.3%
250,441	Anadolu Efes Biracilik Ve Malt Sanayii AS	545,996
75,994	Coca-Cola Icecek AS	653,641
864,772	Turk Telekomunikasyon AS	621,949
342,532	Turkcell Iletisim Hizmetleri AS	483,072
255,290	Ulker Biskuvi Sanayi AS	329,264
		2,633,922
	United Kingdom - 10.6%
169,518	Anglo American plc	7,473,282
72,590	AstraZeneca plc	8,444,245
409,711	Auto Trader Group plc(2)	3,712,652
194,969	Babcock International Group plc*	798,635
813,515	BAE Systems plc	6,366,368
747,066	BP plc	3,872,732
116,387	British Land Co. plc REIT	870,288
567,792	BT Group plc	1,503,894
504,160	Centrica plc*	495,723
137,474	Compass Group plc	3,124,458
37,627	Croda International plc	4,063,639
78,236	Diageo plc	3,947,895
55,648	easyJet plc*	470,142
36,058	Endeavour Mining plc	803,338
25,112	Go-Ahead Group plc*(3)(4)	225,267
482,273	Hays plc	939,773
296,118	J Sainsbury plc	1,163,609
175,960	Kingfisher plc	789,067
79,756	Land Securities Group plc REIT	856,614
102,203	Marks & Spencer Group plc*	302,460
301,786	National Grid plc	4,416,009
91,121	Pagegroup plc	719,006
147,576	Provident Financial plc*	621,623
109,859	Prudential plc	1,851,753
57,226	Reckitt Benckiser Group plc	4,636,571
375,380	Sage Group plc	3,668,204
340,663	Shell plc	8,751,194
247,443	SIG plc*	137,174
242,322	Smith & Nephew plc	4,121,163
165,245	Smiths Group plc	3,482,965
265,919	Standard Chartered plc	1,936,621

118

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	United Kingdom - 10.6% - (continued)
64,039	SThree plc	$ 406,626
73,859	Unilever plc	3,772,515
155,672	WPP plc	2,441,017
		91,186,522
	United States - 0.1%
727,000	Allstar Co.(3)(4)(5)	—
4,698	Ovintiv, Inc.	181,874
16,188	Tory Burch LLC(3)(4)(5)	694,945
		876,819
	Total Common Stocks (cost $703,376,562)	$ 825,961,659
CONVERTIBLE PREFERRED STOCKS - 0.2%
	United States - 0.2%
243,469	Essence Group Holdings Corp. Series 3(3)(4)(5)	$ 499,112
38,688	Lookout, Inc. Series F(3)(4)(5)	325,753
15,711	Rubicon Global Holdings LLC Series C(3)(4)(5)	661,040
		1,485,905
	Total Convertible Preferred Stocks (cost $1,140,534)	$ 1,485,905
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
2,755	iShares Core MSCI EAFE ETF	$ 197,286
	Total Exchange-Traded Funds (cost $198,554)	$ 197,286
CLOSED END FUNDS - 0.1%
	Canada - 0.1%
51,075	Sprott Physical Uranium Trust *	$ 566,540
	Total Closed End Funds (cost $341,023)	$ 566,540
PREFERRED STOCKS - 0.5%
	Brazil - 0.5%
205,000	Itau Unibanco Holding S.A.	$ 977,882
1,613,801	Itausa S.A.	3,096,859
		4,074,741
	Total Preferred Stocks (cost $3,386,846)	$ 4,074,741
	Total Long-Term Investments (cost $708,443,519)	$ 832,286,131
SHORT-TERM INVESTMENTS - 2.7%
	Repurchase Agreements - 1.3%
10,995,097	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $10,995,103; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $11,215,000	$ 10,995,097
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.7% - (continued)
	Securities Lending Collateral - 1.4%
421,644	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(6)		$ 421,644
11,355,341	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(6)		11,355,341
643,233	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(6)		643,233
			12,420,218
	Total Short-Term Investments (cost $23,415,315)		$ 23,415,315
	Total Investments (cost $731,858,834)	99.8%	$ 855,701,446
	Other Assets and Liabilities	0.2%	1,775,191
	Total Net Assets	100.0%	$ 857,476,637
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $31,379,451, representing 3.7% of net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $2,406,117, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.

119

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

(5)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,180,850 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	727,000	$ —	$ —
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	384,998	499,112
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	325,753
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	15,711	313,599	661,040
11/2013	Tory Burch LLC	16,188	1,268,749	694,945
			$ 2,409,283	$ 2,180,850

(6)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	161	03/17/2022	$ 19,545,480	$ (745,738)
Total futures contracts				$ (745,738)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
120

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 202,885	$ 202,885	$ —	$ —
Australia	5,105,007	380,562	4,724,445	—
Austria	5,102,813	254,038	4,848,775	—
Belgium	4,007,821	—	4,007,821	—
Brazil	12,945,281	12,945,281	—	—
Canada	48,980,587	48,980,587	—	—
Chile	570,426	570,426	—	—
China	66,951,658	9,071,017	57,880,641	—
Cyprus	486,820	486,820	—	—
Denmark	9,107,391	—	9,107,391	—
Finland	5,112,068	—	5,112,068	—
France	78,826,073	318,464	78,507,609	—
Germany	41,100,082	315,804	40,784,278	—
Hong Kong	28,507,842	4,155,010	24,352,832	—
Hungary	387,110	—	387,110	—
India	21,155,185	2,663,601	18,491,584	—
Indonesia	6,252,370	—	6,252,370	—
Ireland	14,424,773	—	14,424,773	—
Italy	19,824,352	—	19,824,352	—
Japan	111,446,504	—	111,446,504	—
Jersey	576,606	—	576,606	—
Luxembourg	1,189,508	—	1,189,508	—
Malaysia	5,195,059	—	5,195,059	—
Mexico	2,443,193	2,443,193	—	—
Netherlands	29,813,411	—	29,813,411	—
Norway	495,188	—	495,188	—
Philippines	3,817,321	—	3,817,321	—
Portugal	3,669,156	—	3,669,156	—
Russia	5,555,567	1,612,455	3,943,112	—
South Africa	4,189,267	1,034,762	3,154,505	—
South Korea	34,401,245	1,876,616	32,524,629	—
Spain	20,550,882	—	20,550,882	—
Sweden	18,002,663	—	18,002,663	—
Switzerland	53,724,903	62,337	53,662,566	—
Taiwan	59,567,177	—	59,567,177	—
Thailand	7,576,202	5,513,023	2,063,179	—
Turkey	2,633,922	1,497,209	1,136,713	—
United Kingdom	91,186,522	1,562,135	89,399,120	225,267
United States	876,819	181,874	—	694,945
Convertible Preferred Stocks	1,485,905	—	—	1,485,905
Exchange-Traded Funds	197,286	197,286	—	—
Closed End Funds	566,540	566,540	—	—
Preferred Stocks	4,074,741	4,074,741	—	—
Short-Term Investments	23,415,315	12,420,218	10,995,097	—
Total	$ 855,701,446	$ 113,386,884	$ 739,908,445	$ 2,406,117
Liabilities
Futures Contracts(2)	$ (745,738)	$ (745,738)	$ —	$ —
Total	$ (745,738)	$ (745,738)	$ —	$ —

(1)	For the period ended January 31, 2022, investments valued at $267,665 were transferred into Level 3 due to the unavailability of significant observable inputs, and investments valued at $3,769,238 were transferred out of Level 3 due to the availability of significant observable inputs.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
121

The Hartford International Growth Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5%
	Austria - 2.1%
262,756	Erste Group Bank AG	$ 12,281,368
	Brazil - 1.1%
278,127	Pagseguro Digital Ltd. Class A*	6,291,233
	Canada - 3.9%
43,011	Lululemon Athletica, Inc.*	14,355,352
9,239	Shopify, Inc. Class A*	8,908,613
		23,263,965
	China - 3.1%
14,269	JD.com, Inc. Class A*	540,815
290,839	Tencent Holdings Ltd.	18,224,633
		18,765,448
	Denmark - 2.6%
76,600	DSV Panalpina A/S	15,563,638
	France - 10.7%
384,215	Accor S.A.*	14,120,416
137,780	Airbus SE*	17,593,572
36,202	L'Oreal S.A.	15,463,562
97,491	Schneider Electric SE	16,514,518
		63,692,068
	Germany - 7.1%
375,790	Infineon Technologies AG	15,605,710
68,980	Volkswagen AG	14,366,616
153,718	Zalando SE*(1)	12,200,275
		42,172,601
	Hong Kong - 4.3%
222,741	Hong Kong Exchanges & Clearing Ltd.	12,713,097
774,878	Techtronic Industries Co., Ltd.	12,785,557
		25,498,654
	India - 2.2%
204,695	Reliance Industries Ltd. GDR(1)	13,168,799
	Ireland - 2.3%
91,073	Flutter Entertainment plc*	13,877,115
	Italy - 6.5%
1,005,939	Davide Campari-Milano N.V.	12,629,864
55,317	Ferrari N.V.	12,753,280
206,311	Moncler S.p.A.	13,240,947
		38,624,091
	Japan - 3.9%
20,870	Keyence Corp.	10,704,691
74,152	Shin-Etsu Chemical Co., Ltd.	12,406,318
		23,111,009
	Netherlands - 8.4%
4,694	Adyen N.V.*(1)	9,551,808
24,127	ASML Holding N.V.	16,341,084
123,368	Heineken N.V.	13,230,803
442,614	Universal Music Group N.V.	10,927,755
		50,051,450
	South Korea - 3.1%
7,155	LG Energy Solution Ltd.	2,670,883
258,073	Samsung Electronics Co., Ltd.	16,051,903
		18,722,786
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.5% - (continued)
	Spain - 6.0%
534,237	Cellnex Telecom S.A.(1)		$ 24,225,290
374,861	Industria de Diseno Textil S.A.		11,369,308
			35,594,598
	Sweden - 4.8%
500,081	Assa Abloy AB Class B		13,693,263
560,194	Sandvik AB		14,752,440
			28,445,703
	Switzerland - 7.8%
249,695	Julius Baer Group Ltd.		16,317,488
20,778	Lonza Group AG		14,325,223
11,401	Partners Group Holding AG		15,895,247
			46,537,958
	Taiwan - 10.8%
3,585,243	Hon Hai Precision Industry Co., Ltd.		13,404,961
481,815	MediaTek, Inc.		19,137,301
1,379,989	Taiwan Semiconductor Manufacturing Co., Ltd.		31,908,087
			64,450,349
	United Kingdom - 5.8%
397,535	Anglo American plc		17,525,521
143,756	AstraZeneca plc		16,722,838
			34,248,359
	Total Common Stocks (cost $454,260,037)		$ 574,361,192
SHORT-TERM INVESTMENTS - 2.9%
	Repurchase Agreements - 2.9%
17,137,241	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $17,137,251; collateralized by U.S. Treasury Note at 1.000%, maturing 07/31/2028, with a market value of $17,480,044		$ 17,137,241
	Total Short-Term Investments (cost $17,137,241)		$ 17,137,241
	Total Investments (cost $471,397,278)	99.4%	$ 591,498,433
	Other Assets and Liabilities	0.6%	3,725,938
	Total Net Assets	100.0%	$ 595,224,371
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

122

The Hartford International Growth Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $59,146,172, representing 9.9% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$ 12,281,368	$ —	$ 12,281,368	$ —
Brazil	6,291,233	6,291,233	—	—
Canada	23,263,965	23,263,965	—	—
China	18,765,448	—	18,765,448	—
Denmark	15,563,638	—	15,563,638	—
France	63,692,068	—	63,692,068	—
Germany	42,172,601	—	42,172,601	—
Hong Kong	25,498,654	—	25,498,654	—
India	13,168,799	—	13,168,799	—
Ireland	13,877,115	—	13,877,115	—
Italy	38,624,091	2,003,116	36,620,975	—
Japan	23,111,009	—	23,111,009	—
Netherlands	50,051,450	—	50,051,450	—
South Korea	18,722,786	2,670,883	16,051,903	—
Spain	35,594,598	—	35,594,598	—
Sweden	28,445,703	—	28,445,703	—
Switzerland	46,537,958	—	46,537,958	—
Taiwan	64,450,349	—	64,450,349	—
United Kingdom	34,248,359	—	34,248,359	—
Short-Term Investments	17,137,241	—	17,137,241	—
Total	$ 591,498,433	$ 34,229,197	$ 557,269,236	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
123

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Australia - 1.8%
5,079,008	Goodman Group REIT	$ 83,863,185
	Belgium - 1.9%
978,027	KBC Group N.V.	85,058,368
	Brazil - 1.6%
3,171,355	Localiza Rent a Car S.A.	34,997,722
1,187,300	XP, Inc. Class A*	39,548,963
		74,546,685
	Canada - 7.2%
1,256,788	Brookfield Asset Management, Inc. Class A	69,209,110
1,092,234	Canadian Pacific Railway Ltd.	78,140,078
4,439,581	Cenovus Energy, Inc.	64,577,628
38,504	Constellation Software, Inc.	66,316,904
268,079	Ritchie Bros Auctioneers, Inc.	16,340,134
39,227	Shopify, Inc. Class A*	37,824,242
		332,408,096
	China - 9.1%
13,511,000	China Longyuan Power Group Corp. Ltd. Class H	27,566,334
1,143,700	China Merchants Bank Co., Ltd. Class A	8,900,446
5,055,000	China Merchants Bank Co., Ltd. Class H	42,250,301
575,400	China Tourism Group Duty Free Corp. Ltd. Class A	18,874,328
1,378,984	ENN Energy Holdings Ltd.	21,953,792
96,650	JD.com, Inc. Class A*	3,663,169
4,668,500	Li Ning Co., Ltd.	45,555,219
1,658,400	Meituan Class B*(1)	49,477,274
1,649,097	Proya Cosmetics Co., Ltd. Class A	44,098,708
3,061,800	Shandong Sinocera Functional Material Co., Ltd. Class A	19,457,776
2,029,657	Tencent Holdings Ltd.	127,182,924
614,500	WuXi AppTec Co., Ltd. Class H(1)	8,813,934
		417,794,205
	Denmark - 0.9%
170,445	Ascendis Pharma A/S ADR*	20,732,930
57,300	Genmab A/S*	19,512,340
		40,245,270
	Finland - 1.1%
8,237,602	Nokia Oyj*	49,125,959
	France - 5.6%
1,535,240	AXA S.A.	48,622,579
327,952	BNP Paribas S.A.	23,412,291
1,885,638	Bureau Veritas S.A.	53,952,507
222,085	Cie de Saint-Gobain	15,027,929
13,677	Hermes International	20,534,907
43,363	Kering S.A.	32,381,962
1,645,038	Klepierre S.A. REIT*	43,755,135
19,907	LVMH Moet Hennessy Louis Vuitton SE	16,351,156
23,083	Schneider Electric SE	3,910,152
		257,948,618
	Germany - 6.9%
6,863,585	Commerzbank AG*	59,269,130
1,821,962	Infineon Technologies AG	75,661,970
1,850,790	RWE AG	78,070,515
644,943	Siemens AG	102,398,311
		315,399,926
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Hong Kong - 1.6%
407,900	Hong Kong Exchanges & Clearing Ltd.	$ 23,281,175
3,054,123	Techtronic Industries Co., Ltd.	50,393,307
		73,674,482
	India - 3.0%
5,522,709	ICICI Bank Ltd.	59,331,262
2,393,389	Reliance Industries Ltd.	77,132,148
		136,463,410
	Ireland - 1.3%
934,104	CRH plc	47,154,802
198,816	Smurfit Kappa Group plc	10,478,722
		57,633,524
	Israel - 0.7%
223,386	CyberArk Software Ltd.*	30,637,390
	Italy - 1.5%
191,590	Ferrari N.V.	44,156,245
1,654,525	UniCredit S.p.A.	26,296,052
		70,452,297
	Japan - 12.8%
485,900	Bandai Namco Holdings, Inc.	34,153,009
1,144,700	Dai-ichi Life Holdings, Inc.	25,766,569
383,520	Daikin Industries Ltd.	80,517,740
225,798	Eisai Co., Ltd.	11,309,097
269,800	Hoya Corp.	34,984,520
983,300	Kao Corp.	49,137,029
79,694	Keyence Corp.	40,876,838
12,607,000	Mitsubishi UFJ Financial Group, Inc.	76,414,553
230,000	Oriental Land Co., Ltd.	40,039,173
997,470	Recruit Holdings Co., Ltd.	49,303,523
575,400	Sony Group Corp.	64,369,115
870,700	Subaru Corp.	15,847,912
166,825	Sysmex Corp.	15,880,219
2,173,400	T&D Holdings, Inc.	32,119,162
29,300	Tokyo Electron Ltd.	14,331,596
		585,050,055
	Luxembourg - 1.5%
2,255,396	ArcelorMittal S.A.	66,994,346
	Netherlands - 4.3%
864,665	AerCap Holdings N.V.*	54,473,895
28,992	Argenx SE ADR*	7,806,386
22,738	ASML Holding N.V.	15,400,322
308,902	Koninklijke DSM N.V.	57,906,895
3,237,907	Stellantis N.V.	62,520,322
		198,107,820
	Norway - 0.8%
1,397,897	Equinor ASA	38,536,970
	Singapore - 0.3%
103,205	Sea Ltd. ADR*	15,512,744
	South Korea - 2.8%
1,863,753	Samsung Electronics Co., Ltd.	115,923,719
20,487	Samsung SDI Co., Ltd.	10,167,365
		126,091,084
	Spain - 1.4%
81,254	Iberdrola S.A.*	927,454
5,713,004	Iberdrola S.A.	65,499,934
		66,427,388

124

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Sweden - 0.7%
402,932	Fastighets AB Balder Class B*	$ 26,693,775
36,217	Spotify Technology S.A.*	7,107,949
		33,801,724
	Switzerland - 6.3%
378,198	Cie Financiere Richemont S.A.	54,964,951
95,830	Lonza Group AG	66,069,215
411,108	Nestle S.A.	53,089,782
2,162	Partners Group Holding AG	3,014,255
292,860	Roche Holding AG	113,336,571
		290,474,774
	Taiwan - 4.2%
468,630	MediaTek, Inc.	18,613,604
7,523,440	Taiwan Semiconductor Manufacturing Co., Ltd.	173,956,878
		192,570,482
	Thailand - 1.2%
12,011,614	Kasikornbank PCL	54,294,876
	United Kingdom - 16.1%
1,503,923	Allfunds Group plc*	21,132,354
2,364,051	Anglo American plc	104,220,321
752,073	AstraZeneca plc	87,487,099
1,798,206	Diageo plc	90,739,915
9,169,573	HSBC Holdings plc	65,262,954
2,278,854	Intermediate Capital Group plc	58,852,732
450,443	London Stock Exchange Group plc	44,104,412
1,558,221	Prudential plc	26,264,940
769,909	Rio Tinto plc	54,267,280
1,751,308	Segro plc REIT	30,875,123
5,066,412	Shell plc	129,286,867
520,969	Unilever plc	26,716,253
		739,210,250
	Total Common Stocks (cost $3,898,681,995)	$ 4,432,323,928
EXCHANGE-TRADED FUNDS - 1.6%
	Other Investment Pools & Funds - 1.6%
1,324,255	iShares MSCI ACWI ex U.S. ETF	$ 71,748,136
	Total Exchange-Traded Funds (cost $72,957,947)	$ 71,748,136
	Total Long-Term Investments (cost $3,971,639,942)	$ 4,504,072,064
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
50,548,128	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $50,548,156; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $51,559,100		$ 50,548,128
	Total Short-Term Investments (cost $50,548,128)		$ 50,548,128
	Total Investments (cost $4,022,188,070)	99.3%	$ 4,554,620,192
	Other Assets and Liabilities	0.7%	33,867,981
	Total Net Assets	100.0%	$ 4,588,488,173
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $58,291,208, representing 1.3% of net assets.

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,065,048	USD	16,089,375	HKD	SSG	02/04/2022	$ 1,532
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
125

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 83,863,185	$ —	$ 83,863,185	$ —
Belgium	85,058,368	—	85,058,368	—
Brazil	74,546,685	74,546,685	—	—
Canada	332,408,096	332,408,096	—	—
China	417,794,205	—	417,794,205	—
Denmark	40,245,270	20,732,930	19,512,340	—
Finland	49,125,959	—	49,125,959	—
France	257,948,618	—	257,948,618	—
Germany	315,399,926	—	315,399,926	—
Hong Kong	73,674,482	—	73,674,482	—
India	136,463,410	—	136,463,410	—
Ireland	57,633,524	—	57,633,524	—
Israel	30,637,390	30,637,390	—	—
Italy	70,452,297	—	70,452,297	—
Japan	585,050,055	—	585,050,055	—
Luxembourg	66,994,346	—	66,994,346	—
Netherlands	198,107,820	62,280,281	135,827,539	—
Norway	38,536,970	—	38,536,970	—
Singapore	15,512,744	15,512,744	—	—
South Korea	126,091,084	—	126,091,084	—
Spain	66,427,388	—	66,427,388	—
Sweden	33,801,724	7,107,949	26,693,775	—
Switzerland	290,474,774	—	290,474,774	—
Taiwan	192,570,482	—	192,570,482	—
Thailand	54,294,876	54,294,876	—	—
United Kingdom	739,210,250	—	739,210,250	—
Exchange-Traded Funds	71,748,136	71,748,136	—	—
Short-Term Investments	50,548,128	—	50,548,128	—
Foreign Currency Contracts(2)	1,532	—	1,532	—
Total	$ 4,554,621,724	$ 669,269,087	$ 3,885,352,637	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
126

The Hartford International Value Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4%
	Argentina - 0.1%
540,505	YPF S.A. ADR*	$ 2,334,982
	Australia - 0.3%
2,047,822	Austal Ltd.	2,921,042
2,848,783	OceanaGold Corp.*	4,392,569
3,444,849	Resolute Mining Ltd.*(1)	699,316
		8,012,927
	Austria - 0.6%
251,935	Erste Group Bank AG	11,775,588
261,298	Zumtobel Group AG	2,366,056
		14,141,644
	Belgium - 0.8%
270,114	Ageas S.A.	13,001,816
717,929	AGFA-Gevaert N.V.*	3,046,178
596,653	bpost S.A.*	4,404,492
		20,452,486
	Brazil - 1.9%
1,855,066	Atacadao S.A.	5,823,610
5,629,054	Caixa Seguridade Participacoes S/A	9,540,590
1,628,795	Cia de Saneamento Basico do Estado de Sao Paulo	11,459,630
1,187,615	Telefonica Brasil S.A.	11,111,036
2,688,407	Ultrapar Participacoes S.A.	7,649,918
		45,584,784
	Canada - 2.4%
616,868	ARC Resources Ltd.	7,225,870
793,907	Barrick Gold Corp.	15,195,498
473,899	Cameco Corp.	9,212,165
813,439	Centerra Gold, Inc.	6,565,617
497,649	Eldorado Gold Corp.*	4,354,429
1,632,079	Kinross Gold Corp.	8,813,227
69,770	Tourmaline Oil Corp.	2,487,493
1,879,188	Trican Well Service Ltd.*	5,262,879
		59,117,178
	Chile - 0.3%
516,479	Embotelladora Andina S.A. Class B ADR	6,455,987
	China - 1.1%
17,323,153	China BlueChemical Ltd. Class H	4,742,303
92,200,644	China Reinsurance Group Corp. Class H	9,020,859
14,870,192	Dongfeng Motor Group Co., Ltd. Class H	13,113,206
		26,876,368
	Denmark - 0.3%
303,450	D/S Norden A/S	6,907,031
	Finland - 0.9%
3,548,050	Nokia Oyj*	21,159,235
	France - 13.2%
985,687	AXA S.A.	31,217,688
382,720	BNP Paribas S.A.	27,322,145
614,913	Carrefour S.A.	11,702,772
449,402	Cie de Saint-Gobain	30,409,894
108,406	Criteo S.A. ADR*	3,664,123
103,315	Dassault Aviation S.A.	12,278,206
1,918,339	Engie S.A.	29,507,511
182,832	Imerys S.A.	8,402,117
496,664	Metropole Television S.A.	9,689,609
1,382,341	Orange S.A.	16,238,986
380,547	Quadient S.A.	7,776,639
262,151	Renault S.A.*	10,418,514
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	France - 13.2% - (continued)
356,114	Rexel S.A.	$ 7,937,642
373,057	SCOR SE	12,725,938
655,004	Societe Generale S.A.	24,313,966
18,729	Sopra Steria Group	3,292,801
1,303,552	Television Francaise	12,460,051
924,636	TotalEnergies SE	52,581,665
161,422	Vicat S.A.	6,689,372
		318,629,639
	Germany - 2.6%
1,319,528	CECONOMY AG*(1)	5,872,124
140,511	Continental AG*	13,622,557
205,698	Daimler AG	16,413,410
102,849	Daimler Truck Holding AG*	3,625,825
505,878	Fresenius SE & Co. KGaA	20,882,823
271,703	Metro AG	2,773,477
		63,190,216
	Hong Kong - 1.6%
2,298,777	CK Asset Holdings Ltd.	15,345,272
1,539,985	Dah Sing Financial Holdings Ltd.	4,993,146
1,760,786	G-Resources Group Ltd.*	600,351
22,742,024	Pacific Basin Shipping Ltd.	9,707,562
3,925,441	PAX Global Technology Ltd.	2,843,267
3,389,934	Yue Yuen Industrial Holdings Ltd.*	5,724,024
		39,213,622
	Hungary - 0.2%
3,261,692	Magyar Telekom Telecommunications plc	4,324,038
	India - 0.9%
2,246,029	Canara Bank*	7,689,327
3,670,257	Oil & Natural Gas Corp. Ltd.	8,582,145
1,270,732	Zee Entertainment Enterprises Ltd.	4,970,195
		21,241,667
	Indonesia - 0.7%
28,373,896	Bank Mandiri Persero Tbk PT	14,868,157
12,195,512	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,072,433
		15,940,590
	Ireland - 1.1%
5,146,140	AIB Group plc*	13,592,455
2,037,532	Bank of Ireland Group plc*	13,732,707
		27,325,162
	Italy - 3.8%
949,497	Assicurazioni Generali S.p.A.	19,981,923
3,889,304	BPER Banca	8,187,859
1,972,553	Eni S.p.A.	29,630,095
2,194,577	Saipem S.p.A.*(1)	3,356,847
1,902,918	UniCredit S.p.A.	30,243,865
		91,400,589
	Japan - 26.8%
104,300	Adastria Co., Ltd.	1,562,722
293,750	Aeon Delight Co., Ltd.(1)	7,950,418
616,170	Alfresa Holdings Corp.	8,785,884
775,950	Alps Electric Co., Ltd.	8,462,874
49,553	Benesse Holdings, Inc.	966,393
847,480	Chiyoda Corp.*	2,501,724
135,787	Chubu Steel Plate Co., Ltd.	955,699
2,177,297	Citizen Watch Co., Ltd.	9,319,753
135,408	CMIC Holdings Co., Ltd.	1,752,411
349,354	Cosel Co., Ltd.	2,497,280
834,113	Dai-ichi Life Holdings, Inc.	18,775,426

127

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	Japan - 26.8% - (continued)
612,133	DeNA Co., Ltd.	$ 9,518,753
98,850	Eisai Co., Ltd.	4,950,904
34,826	Enplas Corp.	883,316
230,489	Exedy Corp.	3,383,364
408,664	Fuji Media Holdings, Inc.	4,123,081
44,409	Gendai Agency, Inc.	126,043
310,980	Gree, Inc.(1)	2,362,555
1,541,746	Hino Motors Ltd.	13,401,486
267,232	Hisaka Works Ltd.	1,932,809
1,133,734	Honda Motor Co., Ltd.	33,391,608
399,476	Ichiyoshi Securities Co., Ltd.	2,347,084
1,753,987	Inpex Corp.	17,731,917
1,412,468	Isuzu Motors Ltd.	17,302,732
668,960	Japan Airlines Co., Ltd.*	12,661,794
304,579	Japan Petroleum Exploration Co., Ltd.	7,279,436
1,417,997	JGC Holdings Corp.	13,933,613
474,210	Kamigumi Co., Ltd.	9,163,390
237,540	Kissei Pharmaceutical Co., Ltd.	4,796,353
451,681	Kyoei Steel Ltd.	6,138,596
166,840	Makino Milling Machine Co., Ltd.	5,763,525
428,410	Maruichi Steel Tube Ltd.	9,543,202
396,093	Maxell Holdings Ltd.	4,248,383
193,623	Miraial Co., Ltd.	2,607,126
1,039,861	Mitsubishi Estate Co., Ltd.	14,976,518
214,849	Mitsubishi Heavy Industries Ltd.	5,835,168
1,186,963	Mitsubishi Motors Corp.*	3,389,026
4,883,177	Mitsubishi UFJ Financial Group, Inc.	29,598,302
257,700	MS&AD Insurance Group Holdings, Inc.	8,838,986
506,567	Nakayama Steel Works Ltd.	1,905,605
194,683	Neturen Co., Ltd.	1,010,337
291,818	Nichicon Corp.	3,057,585
826,670	Nikon Corp.	8,627,926
328,185	Nippon Chemi-Con Corp.*	4,662,119
774,065	Nippon Television Holdings, Inc.	8,083,864
2,608,064	Nissan Motor Co., Ltd.*	13,803,407
831,346	NOK Corp.	8,888,685
1,248,840	Nomura Holdings, Inc.	5,516,808
126,769	OKUMA Corp.	5,530,088
789,200	Ono Pharmaceutical Co., Ltd.	19,139,443
154,842	Pacific Metals Co., Ltd.	3,085,640
314,600	Paramount Bed Holdings Co., Ltd.	5,235,179
4,578,253	Resona Holdings, Inc.	19,674,750
185,391	Sanyo Shokai Ltd.*	1,336,722
138,505	Shimamura Co., Ltd.	12,672,667
836,230	Subaru Corp.	15,220,512
1,161,230	Sumitomo Electric Industries Ltd.	15,396,159
469,700	Sumitomo Heavy Industries Ltd.	12,335,472
677,856	Sumitomo Mitsui Financial Group, Inc.	24,417,018
498,381	Sumitomo Mitsui Trust Holdings, Inc.	17,234,607
331,679	Sumitomo Riko Co., Ltd.	1,696,605
1,556,815	T&D Holdings, Inc.	23,007,082
300,713	Tachi-S Co., Ltd.	3,140,196
484,190	Taiheiyo Cement Corp.	9,633,539
507,506	Takeda Pharmaceutical Co., Ltd.	14,709,140
75,710	Tamron Co., Ltd.	1,650,361
623,286	THK Co., Ltd.	15,573,854
947,151	Tochigi Bank Ltd.	1,838,975
612,151	Tokai Rika Co., Ltd.	7,974,778
107,269	Tokyo Seimitsu Co., Ltd.	4,549,962
228,852	Tokyo Steel Manufacturing Co., Ltd.	2,191,049
185,150	Toppan, Inc.	3,521,930
685,570	TS Tech Co., Ltd.	9,033,394
507,179	TV Asahi Holdings Corp.	6,596,346
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	Japan - 26.8% - (continued)
464,806	Unipres Corp.	$ 3,251,500
358,594	Ushio, Inc.	5,572,700
474,166	Xebio Holdings Co., Ltd.	3,716,584
239,151	Yamato Kogyo Co., Ltd.	7,358,368
164,200	Yodogawa Steel Works Ltd.	3,498,230
		649,108,840
	Jersey - 0.3%
5,530,910	Centamin plc	6,665,455
	Luxembourg - 0.6%
241,118	RTL Group S.A.*	13,648,604
	Malaysia - 0.4%
8,604,524	CIMB Group Holdings Bhd	10,718,573
	Mexico - 0.3%
420,507	America Movil S.A.B. de C.V. Class L ADR	7,930,762
	Netherlands - 2.1%
994,278	ABN Amro Bank N.V.(2)	15,957,227
503,188	Fugro N.V.*	4,023,709
1,603,252	ING Groep N.V.	23,710,656
1,656,254	PostNL N.V.	7,094,928
		50,786,520
	Norway - 0.2%
751,279	Norsk Hydro ASA	5,773,812
	Russia - 1.7%
1,391,494	Gazprom PJSC ADR	12,113,392
44,905	Lukoil PJSC ADR	4,021,262
266,789	Mobile TeleSystems PJSC ADR	2,038,268
441,290	Sberbank of Russia PJSC ADR	6,190,405
1,919,557	Surgutneftegas PJSC ADR	9,045,162
4,288,136	VEON Ltd. ADR*	6,132,034
312,517	VK Co., Ltd. GDR*	2,493,886
		42,034,409
	South Africa - 1.4%
256,426	Astral Foods Ltd.	2,857,892
1,348,558	Harmony Gold Mining Co., Ltd. ADR(1)	4,841,323
72,257	Impala Platinum Holdings Ltd.	1,113,976
441,885	MTN Group Ltd.*	5,557,112
4,814,749	Nampak Ltd.*	1,152,783
5,947,519	Netcare Ltd.(1)	5,734,693
12,702,434	Old Mutual Ltd.	11,446,445
		32,704,224
	South Korea - 3.4%
150,816	Coway Co., Ltd.*	8,688,796
1,095,865	DGB Financial Group, Inc.*	8,473,009
197,613	Hankook Tire & Technology Co., Ltd.*	5,580,031
438,441	KB Financial Group, Inc.	21,728,993
627,530	KT Corp.*	16,487,580
580,947	Shinhan Financial Group Co., Ltd.	18,607,247
706,366	Tongyang Life Insurance Co., Ltd.*	3,524,501
		83,090,157
	Spain - 1.6%
7,082,771	CaixaBank S.A.	22,787,964
2,689,581	Prosegur Cia de Seguridad S.A.	6,700,416
8,397,405	Unicaja Banco S.A.(2)	8,608,020
		38,096,400
	Switzerland - 5.5%
442,202	Adecco Group AG	21,063,502
377,569	GAM Holding AG*	533,767

128

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.4% - (continued)
	Switzerland - 5.5% - (continued)
87,066	Implenia AG*	$ 2,124,020
66,604	Julius Baer Group Ltd.	4,352,550
508,902	LafargeHolcim Ltd.	27,583,136
429,841	Novartis AG	37,348,665
2,213,104	UBS Group AG	41,052,075
		134,057,715
	Taiwan - 1.2%
1,760,051	Catcher Technology Co., Ltd.	9,917,576
3,546,485	Foxconn Technology Co., Ltd.	7,812,383
3,122,627	Hon Hai Precision Industry Co., Ltd.	11,675,274
		29,405,233
	Thailand - 0.8%
2,641,975	Kasikornbank PCL	11,942,251
1,358,923	Kasikornbank PCL NVDR	6,152,498
		18,094,749
	Turkey - 1.3%
2,888,949	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,298,311
874,570	Coca-Cola Icecek AS	7,522,365
9,978,214	Turk Telekomunikasyon AS	7,176,389
4,045,499	Turkcell Iletisim Hizmetleri AS	5,705,354
3,003,450	Ulker Biskuvi Sanayi AS	3,873,746
		30,576,165
	United Kingdom - 13.9%
527,338	Anglo American plc	23,247,948
2,237,023	Babcock International Group plc*	9,163,331
3,023,547	BAE Systems plc	23,661,533
8,870,523	BP plc	45,984,097
1,339,977	British Land Co. plc REIT	10,019,721
6,534,205	BT Group plc	17,306,956
5,863,694	Centrica plc*	5,765,560
629,738	easyJet plc*	5,320,336
409,985	Endeavour Mining plc	9,134,072
252,882	Go-Ahead Group plc*(3)(4)	2,268,473
5,536,393	Hays plc	10,788,398
3,467,611	J Sainsbury plc	13,626,137
2,045,712	Kingfisher plc	9,173,698
918,197	Land Securities Group plc REIT	9,861,838
1,211,415	Marks & Spencer Group plc*	3,585,072
1,068,878	Pagegroup plc	8,434,171
1,698,904	Provident Financial plc*	7,156,166
2,505,528	Shell plc	64,363,791
2,694,612	SIG plc*	1,493,806
3,100,019	Standard Chartered plc	22,576,660
713,614	SThree plc	4,531,208
1,809,907	WPP plc	28,380,277
		335,843,249
	United States - 0.1%
52,129	Ovintiv, Inc.	2,018,069
	Total Common Stocks (cost $2,067,646,182)	$ 2,282,861,081
Shares or Principal Amount			Market Value†
CLOSED END FUNDS - 0.3%
	Canada - 0.3%
589,619	Sprott Physical Uranium Trust *		$ 6,540,241
	Total Closed End Funds (cost $4,378,702)		$ 6,540,241
	Total Long-Term Investments (cost $2,072,024,884)		$ 2,289,401,322
SHORT-TERM INVESTMENTS - 5.1%
	Repurchase Agreements - 4.7%
113,973,507	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $113,973,570; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $116,253,000		$ 113,973,507
	Securities Lending Collateral - 0.4%
329,481	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)		329,481
8,873,301	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(5)		8,873,301
502,636	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(5)		502,636
			9,705,418
	Total Short-Term Investments (cost $123,678,925)		$ 123,678,925
	Total Investments (cost $2,195,703,809)	99.8%	$ 2,413,080,247
	Other Assets and Liabilities	0.2%	4,820,916
	Total Net Assets	100.0%	$ 2,417,901,163
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.

129

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $24,565,247, representing 1.0% of net assets.
(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of this security was $2,268,473, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	563	03/18/2022	$ 62,923,695	$ (413,796)
Total futures contracts				$ (413,796)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
130

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$ 2,334,982	$ 2,334,982	$ —	$ —
Australia	8,012,927	4,392,569	3,620,358	—
Austria	14,141,644	2,366,056	11,775,588	—
Belgium	20,452,486	—	20,452,486	—
Brazil	45,584,784	45,584,784	—	—
Canada	59,117,178	59,117,178	—	—
Chile	6,455,987	6,455,987	—	—
China	26,876,368	—	26,876,368	—
Denmark	6,907,031	—	6,907,031	—
Finland	21,159,235	—	21,159,235	—
France	318,629,639	3,664,123	314,965,516	—
Germany	63,190,216	3,625,825	59,564,391	—
Hong Kong	39,213,622	—	39,213,622	—
Hungary	4,324,038	—	4,324,038	—
India	21,241,667	—	21,241,667	—
Indonesia	15,940,590	—	15,940,590	—
Ireland	27,325,162	—	27,325,162	—
Italy	91,400,589	—	91,400,589	—
Japan	649,108,840	—	649,108,840	—
Jersey	6,665,455	—	6,665,455	—
Luxembourg	13,648,604	—	13,648,604	—
Malaysia	10,718,573	—	10,718,573	—
Mexico	7,930,762	7,930,762	—	—
Netherlands	50,786,520	—	50,786,520	—
Norway	5,773,812	—	5,773,812	—
Russia	42,034,409	10,664,188	31,370,221	—
South Africa	32,704,224	11,728,799	20,975,425	—
South Korea	83,090,157	—	83,090,157	—
Spain	38,096,400	—	38,096,400	—
Switzerland	134,057,715	533,767	133,523,948	—
Taiwan	29,405,233	—	29,405,233	—
Thailand	18,094,749	11,942,251	6,152,498	—
Turkey	30,576,165	17,348,446	13,227,719	—
United Kingdom	335,843,249	17,784,044	315,790,732	2,268,473
United States	2,018,069	2,018,069	—	—
Closed End Funds	6,540,241	6,540,241	—	—
Short-Term Investments	123,678,925	9,705,418	113,973,507	—
Total	$ 2,413,080,247	$ 223,737,489	$ 2,187,074,285	$ 2,268,473
Liabilities
Futures Contracts(2)	$ (413,796)	$ (413,796)	$ —	$ —
Total	$ (413,796)	$ (413,796)	$ —	$ —

(1)	For the period ended January 31, 2022, investments valued at $2,670,332 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
131

The Hartford MidCap Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1%
	Automobiles & Components - 0.1%
3,609,695	Arrival S.A.*(1)	$ 14,113,908
	Banks - 5.7%
974,612	Cullen/Frost Bankers, Inc.	137,430,038
195,917	First Citizens BancShares, Inc. Class A	152,635,016
778,829	First Republic Bank	135,196,926
920,835	M&T Bank Corp.	155,971,032
1,475,818	Prosperity Bancshares, Inc.	108,103,669
		689,336,681
	Capital Goods - 11.1%
871,002	Axon Enterprise, Inc.*	121,879,310
1,292,458	Builders FirstSource, Inc.*	87,874,219
934,361	Graco, Inc.	67,797,234
927,157	IDEX Corp.	199,746,704
4,734,651	Ingersoll Rand, Inc.	266,134,733
573,848	Lennox International, Inc.	162,754,770
1,028,190	Lincoln Electric Holdings, Inc.	131,443,810
442,066	Middleby Corp.*	81,870,623
328,032	Watsco, Inc.	92,688,722
1,347,396	Westinghouse Air Brake Technologies Corp.	119,783,504
		1,331,973,629
	Commercial & Professional Services - 2.8%
6,639,781	Dun & Bradstreet Holdings, Inc.*	133,194,007
3,618,373	GFL Environmental, Inc.	118,935,921
230,523	IAA, Inc.*	10,587,921
39,944	Robert Half International, Inc.	4,524,057
806,593	Science Applications International Corp.	66,164,824
43,268	TransUnion	4,461,796
		337,868,526
	Consumer Durables & Apparel - 6.1%
1,331,099	Carter's, Inc.	123,951,939
44,432	NVR, Inc.*	236,699,039
747,820	PVH Corp.	71,050,378
6,327,543	Under Armour, Inc. Class C*	101,177,413
3,292,406	Vizio Holding Corp.*(1)	47,344,798
2,294,207	YETI Holdings, Inc.*	150,454,095
		730,677,662
	Consumer Services - 2.3%
1,398,142	Choice Hotels International, Inc.	200,493,563
776,701	Hyatt Hotels Corp. Class A*	71,153,578
		271,647,141
	Diversified Financials - 2.4%
411,898	Credit Acceptance Corp.*(1)	222,243,685
668,835	Hamilton Lane, Inc. Class A	60,502,814
		282,746,499
	Energy - 0.4%
754,440	Coterra Energy, Inc.	16,522,236
637,525	Targa Resources Corp.	37,664,977
		54,187,213
	Food, Beverage & Tobacco - 1.2%
2,157,445	Lamb Weston Holdings, Inc.	138,529,544
	Health Care Equipment & Services - 5.3%
783,272	Inari Medical, Inc.*	57,617,488
144,677	Insulet Corp.*	35,879,896
2,826,575	Integra LifeSciences Holdings Corp.*	182,992,465
125,019	Masimo Corp.*	27,487,928
490,425	Molina Healthcare, Inc.*	142,458,654
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Health Care Equipment & Services - 5.3% - (continued)
593,460	Nevro Corp.*	$ 38,990,322
468,829	Teleflex, Inc.	145,426,068
		630,852,821
	Insurance - 4.9%
269,925	Erie Indemnity Co. Class A	49,693,193
2,048,224	Fidelity National Financial, Inc.	103,128,078
958,253	Globe Life, Inc.	98,029,282
136,507	Markel Corp.*	168,277,639
82,061	White Mountains Insurance Group Ltd.	85,422,219
924,503	WR Berkley Corp.	78,120,503
		582,670,914
	Materials - 3.6%
7,083,600	Element Solutions, Inc.	158,955,984
384,543	FMC Corp.	42,442,011
2,505,298	Silgan Holdings, Inc.	112,187,244
2,149,363	Steel Dynamics, Inc.	119,332,634
		432,917,873
	Media & Entertainment - 3.1%
111,543	Cable One, Inc.	172,303,818
3,051,383	Cargurus, Inc.*	97,339,118
11,288,113	Zynga, Inc. Class A*	102,383,185
		372,026,121
	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
219,658	Alnylam Pharmaceuticals, Inc.*	30,224,941
3,077,194	Apellis Pharmaceuticals, Inc.*	123,918,602
74,283	Bio-Techne Corp.	27,960,864
1,520,620	Exact Sciences Corp.*	116,114,543
619,467	ICON plc*	164,604,771
6,371,240	Iovance Biotherapeutics, Inc.*	106,081,146
1,425,179	Jazz Pharmaceuticals plc*	197,971,615
931,930	Kodiak Sciences, Inc.*	54,704,291
182,633	Mirati Therapeutics, Inc.*	21,788,117
1,233,062	NeoGenomics, Inc.*	27,793,218
2,817,873	PTC Therapeutics, Inc.*	113,334,852
1,459,287	Reata Pharmaceuticals, Inc. Class A*	41,035,151
2,631,897	Sage Therapeutics, Inc.*	103,749,380
1,312,875	Syneos Health, Inc.*	118,893,960
1,400,986	Ultragenyx Pharmaceutical, Inc.*	97,970,951
612,105	United Therapeutics Corp.*	123,565,636
		1,469,712,038
	Real Estate - 4.0%
1,026,577	Life Storage, Inc. REIT	138,536,566
318,700	PS Business Parks, Inc. REIT	53,210,152
1,758,796	Redfin Corp.*(1)	52,007,598
1,644,489	Rexford Industrial Realty, Inc. REIT	120,327,260
3,763,845	STORE Capital Corp. REIT	119,351,525
		483,433,101
	Retailing - 3.0%
999,837	CarMax, Inc.*	111,151,879
1,922,296	Chewy, Inc. Class A*(1)	91,520,513
966,849	Etsy, Inc.*	151,872,641
		354,545,033
	Semiconductors & Semiconductor Equipment - 5.5%
2,565,323	First Solar, Inc.*	201,070,017
1,303,923	MKS Instruments, Inc.	202,538,360
655,318	Silicon Laboratories, Inc.*	108,251,980
730,010	Synaptics, Inc.*	153,557,603
		665,417,960

132

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Software & Services - 11.0%
810,596	Black Knight, Inc.*	$ 60,470,462
2,032,639	Digital Turbine, Inc.*	89,741,012
8,744	Fair Isaac Corp.*	4,328,193
5,743,828	Genpact Ltd.	285,755,443
1,159,516	Guidewire Software, Inc.*	116,925,593
2,689,589	Informatica, Inc. Class A*	75,093,325
1,744,192	LiveRamp Holdings, Inc.*	77,878,173
2,470,352	Olo, Inc. Class A*(1)	43,354,678
1,255,466	Q2 Holdings, Inc.*	81,919,156
1,707,942	Shift4 Payments, Inc. Class A*	90,042,702
3,447,018	Teradata Corp.*	139,052,706
1,602,977	WEX, Inc.*	258,047,237
		1,322,608,680
	Technology Hardware & Equipment - 9.5%
626,609	CDW Corp.	118,460,432
10,131,011	CommScope Holding Co., Inc.*	95,130,193
1,230,707	F5 Networks, Inc.*	255,519,387
11,240,606	Flex Ltd.*	181,873,005
4,064,346	II-VI, Inc.*	257,679,536
2,311,970	Lumentum Holdings, Inc.*	234,618,716
		1,143,281,269
	Transportation - 2.9%
219,893	AMERCO	133,903,842
495,567	J.B. Hunt Transport Services, Inc.	95,416,470
2,110,184	Knight-Swift Transportation Holdings, Inc.	119,394,211
		348,714,523
	Utilities - 2.9%
1,220,608	Black Hills Corp.	82,683,986
1,970,679	NiSource, Inc.	57,504,413
4,488,686	UGI Corp.	203,561,910
		343,750,309
	Total Common Stocks (cost $8,992,820,183)	$ 12,001,011,445
SHORT-TERM INVESTMENTS - 0.8%
	Securities Lending Collateral - 0.8%
3,049,480	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	$ 3,049,480
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.8% - (continued)
82,125,930	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		$ 82,125,930
4,652,097	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		4,652,097
	Total Short-Term Investments (cost $89,827,507)		$ 89,827,507
	Total Investments (cost $9,082,647,690)	100.9%	$ 12,090,838,952
	Other Assets and Liabilities	(0.9)%	(103,632,572)
	Total Net Assets	100.0%	$ 11,987,206,380
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

133

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 14,113,908	$ 14,113,908	$ —	$ —
Banks	689,336,681	689,336,681	—	—
Capital Goods	1,331,973,629	1,331,973,629	—	—
Commercial & Professional Services	337,868,526	337,868,526	—	—
Consumer Durables & Apparel	730,677,662	730,677,662	—	—
Consumer Services	271,647,141	271,647,141	—	—
Diversified Financials	282,746,499	282,746,499	—	—
Energy	54,187,213	54,187,213	—	—
Food, Beverage & Tobacco	138,529,544	138,529,544	—	—
Health Care Equipment & Services	630,852,821	630,852,821	—	—
Insurance	582,670,914	582,670,914	—	—
Materials	432,917,873	432,917,873	—	—
Media & Entertainment	372,026,121	372,026,121	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,469,712,038	1,469,712,038	—	—
Real Estate	483,433,101	483,433,101	—	—
Retailing	354,545,033	354,545,033	—	—
Semiconductors & Semiconductor Equipment	665,417,960	665,417,960	—	—
Software & Services	1,322,608,680	1,322,608,680	—	—
Technology Hardware & Equipment	1,143,281,269	1,143,281,269	—	—
Transportation	348,714,523	348,714,523	—	—
Utilities	343,750,309	343,750,309	—	—
Short-Term Investments	89,827,507	89,827,507	—	—
Total	$ 12,090,838,952	$ 12,090,838,952	$ —	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
134

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 1.6%
217,940	Ford Motor Co.	$ 4,424,182
225,692	Gentex Corp.	7,086,729
27,188	Visteon Corp.*	2,759,854
		14,270,765
	Banks - 9.2%
409,942	Cadence Bank	12,777,892
107,931	M&T Bank Corp.	18,281,353
414,160	MGIC Investment Corp.	6,286,949
152,605	SouthState Corp.	12,881,388
237,595	Synovus Financial Corp.	11,822,727
102,157	Western Alliance Bancorp	10,132,953
141,405	Zions Bancorp NA	9,590,087
		81,773,349
	Capital Goods - 15.8%
233,203	AerCap Holdings N.V.*	14,691,789
214,687	Builders FirstSource, Inc.*	14,596,569
205,484	Colfax Corp.*	8,449,502
405,165	Howmet Aerospace, Inc.	12,596,580
227,857	Ingersoll Rand, Inc.	12,807,842
242,736	JELD-WEN Holding, Inc.*	5,728,570
119,971	Johnson Controls International plc	8,718,293
57,905	L3Harris Technologies, Inc.	12,118,937
74,362	Middleby Corp.*	13,771,842
50,704	Regal-Beloit Corp.	8,035,570
296,659	Spirit AeroSystems Holdings, Inc. Class A	13,002,564
169,349	Westinghouse Air Brake Technologies Corp.	15,055,126
		139,573,184
	Commercial & Professional Services - 3.1%
145,488	Clean Harbors, Inc.*	13,464,915
155,547	Leidos Holdings, Inc.	13,913,679
		27,378,594
	Consumer Durables & Apparel - 2.1%
80,839	Columbia Sportswear Co.	7,507,518
121,582	Leggett & Platt, Inc.	4,845,043
146,595	Steven Madden Ltd.	6,030,918
		18,383,479
	Consumer Services - 1.8%
85,493	Boyd Gaming Corp.*	5,083,414
267,823	Six Flags Entertainment Corp.*	10,576,330
		15,659,744
	Diversified Financials - 1.6%
204,248	Voya Financial, Inc.	13,880,694
	Energy - 4.1%
722,902	Coterra Energy, Inc.	15,831,554
457,731	Delek U.S. Holdings, Inc.*	7,103,985
104,176	Diamondback Energy, Inc.	13,142,844
		36,078,383
	Food & Staples Retailing - 1.5%
367,848	U.S. Foods Holding Corp.*	12,970,321
	Food, Beverage & Tobacco - 1.5%
348,945	Keurig Dr Pepper, Inc.	13,242,463
	Health Care Equipment & Services - 8.6%
106,701	Acadia Healthcare Co., Inc.*	5,617,808
299,069	Centene Corp.*	23,255,605
278,406	Encompass Health Corp.	17,272,308
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Health Care Equipment & Services - 8.6% - (continued)
100,611	Haemonetics Corp.*	$ 4,864,542
232,617	Integra LifeSciences Holdings Corp.*	15,059,625
34,083	Molina Healthcare, Inc.*	9,900,430
		75,970,318
	Insurance - 9.7%
2,403,256	Aegon N.V.	13,626,461
25,878	Alleghany Corp.*	17,182,992
112,494	Arthur J Gallagher & Co.	17,767,302
81,368	Assurant, Inc.	12,409,434
113,328	Hanover Insurance Group, Inc.	15,634,731
149,352	Kemper Corp.	8,958,133
		85,579,053
	Materials - 4.6%
94,523	Celanese Corp.	14,718,176
100,116	FMC Corp.	11,049,803
97,841	Reliance Steel & Aluminum Co.	14,957,932
		40,725,911
	Media & Entertainment - 3.6%
213,667	Cargurus, Inc.*	6,815,977
110,623	Electronic Arts, Inc.	14,675,247
135,496	Omnicom Group, Inc.	10,210,979
		31,702,203
	Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
141,626	Syneos Health, Inc.*	12,825,651
	Real Estate - 10.5%
188,020	American Campus Communities, Inc. REIT	9,825,925
321,787	Americold Realty Trust REIT	9,154,840
289,505	Essential Properties Realty Trust, Inc. REIT	7,686,358
147,734	First Industrial Realty Trust, Inc. REIT	8,979,273
295,795	Gaming and Leisure Properties, Inc. REIT	13,364,018
774,244	Host Hotels & Resorts, Inc. REIT*	13,425,391
152,001	Ryman Hospitality Properties, Inc. REIT*	13,436,888
200,663	Welltower, Inc. REIT	17,383,436
		93,256,129
	Retailing - 3.1%
63,173	CarMax, Inc.*	7,022,942
94,016	Dollar Tree, Inc.*	12,336,780
85,194	Ross Stores, Inc.	8,327,713
		27,687,435
	Semiconductors & Semiconductor Equipment - 3.2%
78,968	Cirrus Logic, Inc.*	7,062,898
69,594	MKS Instruments, Inc.	10,810,036
78,034	Qorvo, Inc.*	10,712,507
		28,585,441
	Software & Services - 1.4%
50,585	FleetCor Technologies, Inc.*	12,052,382
	Technology Hardware & Equipment - 4.5%
56,271	F5 Networks, Inc.*	11,682,985
146,328	II-VI, Inc.*	9,277,195
189,015	Lumentum Holdings, Inc.*	19,181,242
		40,141,422
	Transportation - 0.8%
503,188	JetBlue Airways Corp.*	7,361,640
	Utilities - 5.8%
215,782	Alliant Energy Corp.	12,916,711

135

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Utilities - 5.8% - (continued)
174,540	Evergy, Inc.		$ 11,338,118
237,669	Portland General Electric Co.		12,487,129
108,595	Sempra Energy		15,003,485
			51,745,443
	Total Common Stocks (cost $710,577,387)		$ 880,844,004
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 3,117,487	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $3,117,489; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $3,179,900		$ 3,117,487
	Total Short-Term Investments (cost $3,117,487)		$ 3,117,487
	Total Investments (cost $713,694,874)	99.8%	$ 883,961,491
	Other Assets and Liabilities	0.2%	1,698,486
	Total Net Assets	100.0%	$ 885,659,977
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 14,270,765	$ 14,270,765	$ —	$ —
Banks	81,773,349	81,773,349	—	—
Capital Goods	139,573,184	139,573,184	—	—
Commercial & Professional Services	27,378,594	27,378,594	—	—
Consumer Durables & Apparel	18,383,479	18,383,479	—	—
Consumer Services	15,659,744	15,659,744	—	—
Diversified Financials	13,880,694	13,880,694	—	—
Energy	36,078,383	36,078,383	—	—
Food & Staples Retailing	12,970,321	12,970,321	—	—
Food, Beverage & Tobacco	13,242,463	13,242,463	—	—
Health Care Equipment & Services	75,970,318	75,970,318	—	—
Insurance	85,579,053	85,579,053	—	—
Materials	40,725,911	40,725,911	—	—
Media & Entertainment	31,702,203	31,702,203	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,825,651	12,825,651	—	—
Real Estate	93,256,129	93,256,129	—	—
Retailing	27,687,435	27,687,435	—	—
Semiconductors & Semiconductor Equipment	28,585,441	28,585,441	—	—
Software & Services	12,052,382	12,052,382	—	—
Technology Hardware & Equipment	40,141,422	40,141,422	—	—
Transportation	7,361,640	7,361,640	—	—
Utilities	51,745,443	51,745,443	—	—
Short-Term Investments	3,117,487	—	3,117,487	—
Total	$ 883,961,491	$ 880,844,004	$ 3,117,487	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
136

Hartford Moderate Allocation Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 42.9%
1,594,536	Hartford Core Equity Fund, Class F	$ 75,198,314
760,319	Hartford Large Cap Growth ETF	12,598,486
497,079	Hartford Multifactor US Equity ETF	20,812,698
507,291	Hartford Schroders Commodity Strategy ETF	11,015,824
699,219	Hartford Small Cap Value Fund, Class F	8,663,323
936,742	The Hartford Equity Income Fund, Class F	21,086,073
300,453	The Hartford Growth Opportunities Fund, Class F	14,121,271
354,020	The Hartford Small Company Fund, Class F	7,745,961
	Total Domestic Equity Funds (cost $136,567,287)	$ 171,241,950
	International/Global Equity Funds - 20.0%
682,528	Hartford Multifactor Developed Markets (ex-US) ETF	20,011,721
422,138	Hartford Schroders Emerging Markets Equity Fund, Class F	8,096,600
1,950,385	Hartford Schroders International Multi-Cap Value Fund, Class F	20,108,467
671,228	The Hartford International Growth Fund, Class F	11,571,972
1,095,298	The Hartford International Opportunities Fund, Class F	19,759,168
	Total International/Global Equity Funds (cost $74,368,218)	$ 79,547,928
	Taxable Fixed Income Funds - 36.9%
1,442,533	Hartford Core Bond ETF	57,319,337
2,257,349	Hartford Schroders Sustainable Core Bond Fund, Class F	22,731,503
3,605,850	The Hartford Strategic Income Fund, Class F	31,659,363
3,430,154	The Hartford World Bond Fund, Class F	35,570,702
	Total Taxable Fixed Income Funds (cost $151,060,127)	$ 147,280,905
	Total Affiliated Investment Companies (cost $361,995,632)	$ 398,070,783
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
663,714	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.03%(1)		$ 663,714
	Total Short-Term Investments (cost $663,714)		$ 663,714
	Total Investments (cost $362,659,346)	100.0%	$ 398,734,497
	Other Assets and Liabilities	(0.0)%	(60,306)
	Total Net Assets	100.0%	$ 398,674,191
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 398,070,783	$ 398,070,783	$ —	$ —
Short-Term Investments	663,714	663,714	—	—
Total	$ 398,734,497	$ 398,734,497	$ —	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
137

Hartford Multi-Asset Income Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1%
	Asset-Backed - Automobile - 0.4%
$ 11,680	ARI Fleet Lease Trust 3.22%, 08/16/2027(1)	$ 11,691
1,907,168	CFMT LLC 1.39%, 09/22/2031(1)	1,894,169
530,000	Credit Acceptance Auto Loan Trust 1.24%, 10/15/2029(1)	527,972
14,059	Enterprise Fleet Financing LLC 2.98%, 10/20/2024(1)	14,090
160,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	158,114
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	97,394
100,000	1.91%, 10/17/2033(1)	97,928
400,000	Palmer Square Loan Funding Ltd. 3.51%, 10/24/2027, 3 mo. USD LIBOR + 3.250%(1)(2)	400,833
500,000	Venture CLO Ltd. 3.76%, 10/22/2031, 3 mo. USD LIBOR + 3.500%(1)(2)	489,170
		3,691,361
	Asset-Backed - Credit Card - 0.0%
165,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	164,428
	Asset-Backed - Finance & Insurance - 8.0%
	Apidos CLO
520,000	1.98%, 01/20/2035, 3 mo. USD LIBOR + 2.050%(1)(2)	519,734
270,000	1.98%, 10/24/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	268,108
	Bain Capital Credit CLO Ltd.
290,000	1.42%, 07/24/2034(1)(2)	290,213
925,000	2.41%, 10/23/2034, 3 mo. USD LIBOR + 2.150%(1)(2)	924,997
970,000	3.51%, 10/23/2034(1)(2)	967,740
260,000	Ballyrock CLO Ltd. 2.20%, 10/20/2031(1)(2)	259,567
	Barings CLO Ltd.
1,000,000	2.15%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(1)(2)	996,416
1,095,000	2.19%, 10/15/2033(1)(2)	1,094,448
1,250,000	2.24%, 10/15/2036, 3 mo. USD LIBOR + 2.000%(1)(2)	1,250,625
1,110,000	3.44%, 10/15/2036, 3 mo. USD LIBOR + 3.200%(1)(2)	1,111,097
	Battalion CLO Ltd.
500,000	1.99%, 07/15/2034(1)(2)	500,794
750,000	3.47%, 01/20/2035, 3 mo. USD LIBOR + 3.350%(1)(2)	750,091
	Bayview Koitere Fund Trust
186,470	3.50%, 07/28/2057(1)(3)	188,437
85,090	4.00%, 11/28/2053(1)(3)	85,784
775,000	BCRED BSL CLO Ltd. 2.00%, 10/20/2034(1)(2)	774,610
	BlueMountain CLO Ltd.
1,400,000	1.74%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	1,392,847
1,200,000	1.86%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	1,198,258
2,000,000	2.00%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	1,989,356
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Asset-Backed - Finance & Insurance - 8.0% - (continued)
$ 965,000	Broad River BSL Funding CLO Ltd. 1.95%, 07/20/2034, 3 mo. USD LIBOR + 1.700%(1)(2)	$ 963,640
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	2.04%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	993,918
560,000	2.05%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(2)	560,157
995,000	3.20%, 07/20/2031, 3 mo. USD LIBOR + 2.950%(1)(2)	987,601
1,500,000	Carlyle U.S. CLO Ltd. 6.50%, 04/20/2034, 3 mo. USD LIBOR + 6.250%(1)(2)	1,454,869
1,255,000	Cayuga Park CLO Ltd. 3.34%, 07/17/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	1,247,415
	CIFC Funding Ltd.
835,000	0.00%, 10/20/2034, 3 mo. USD LIBOR + 2.000%(1)(2)	835,280
955,000	1.35%, 04/20/2032(1)(2)	955,145
1,200,000	2.06%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,200,616
785,000	2.14%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(1)(2)	785,387
640,000	3.24%, 04/17/2034, 3 mo. USD LIBOR + 3.000%(1)(2)	635,647
1,340,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	1,335,287
400,000	Dewolf Park CLO Ltd. 2.09%, 10/15/2030(1)(2)	400,031
	Dryden CLO Ltd.
1,215,000	2.29%, 10/15/2035, 3 mo. USD LIBOR + 2.050%(1)(2)	1,215,608
1,300,000	3.44%, 10/15/2035, 3 mo. USD LIBOR + 3.200%(1)(2)	1,292,927
1,200,000	Dryden Senior Loan Fund 1.69%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(2)	1,200,412
694,000	FS Rialto 1.91%, 11/16/2036(1)(2)	693,100
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	288,741
	LCM L.P.
1,200,000	1.83%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(2)	1,191,782
250,000	2.20%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	250,032
	LCM Ltd.
1,473,000	1.90%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	1,470,117
931,334	2.55%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(2)	927,924
1,000,000	3.70%, 07/20/2030, 3 mo. USD LIBOR + 3.450%(1)(2)	974,431
	Madison Park Funding Ltd.
352,056	0.99%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(2)	352,128
1,200,000	1.75%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(2)	1,200,204
850,000	2.74%, 04/15/2029, 3 mo. USD LIBOR + 2.500%(1)(2)	840,871

138

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Asset-Backed - Finance & Insurance - 8.0% - (continued)
$ 1,500,000	3.51%, 07/23/2029, 3 mo. USD LIBOR + 3.250%(1)(2)	$ 1,498,719
	Magnetite Ltd.
1,035,596	1.04%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	1,036,936
250,000	1.64%, 01/15/2034, 3 mo. USD LIBOR + 1.400%(1)(2)	250,030
715,000	1.66%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(1)(2)	715,350
400,000	2.13%, 01/20/2035(1)(2)	399,002
350,000	3.13%, 01/20/2035(1)(2)	348,638
870,000	6.61%, 01/25/2032, 3 mo. USD LIBOR + 6.350%(1)(2)	870,305
	Neuberger Berman CLO Ltd.
1,250,000	1.80%, 04/20/2031, 3 mo. USD LIBOR + 1.550%(1)(2)	1,250,325
700,000	2.14%, 04/15/2034, 3 mo. USD LIBOR + 1.900%(1)(2)	699,647
930,000	2.14%, 07/15/2034(1)(2)	927,203
990,000	2.25%, 10/20/2035, 3 mo. USD LIBOR + 2.000%(1)(2)	990,163
1,250,000	3.25%, 10/20/2035, 3 mo. USD LIBOR + 3.000%(1)(2)	1,239,266
	Oaktree CLO Ltd.
1,250,000	1.89%, 07/15/2034, 3 mo. USD LIBOR + 1.650%(1)(2)	1,249,996
250,000	3.46%, 10/20/2034, 3 mo. USD LIBOR + 3.210%(1)(2)	249,613
690,000	Octagon Investment Partners Ltd. 3.23%, 10/20/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	688,275
	OHA Credit Funding Ltd.
1,215,000	2.65%, 10/19/2032, 3 mo. USD LIBOR + 2.400%(1)(2)	1,216,778
250,000	3.90%, 10/19/2032, 3 mo. USD LIBOR + 3.650%(1)(2)	250,374
250,000	Shackleton CLO Ltd. 1.33%, 10/20/2034(1)(2)	250,034
	Sound Point CLO Ltd.
250,000	1.78%, 10/25/2034(1)(2)	250,065
2,340,000	1.90%, 07/20/2034(1)(2)	2,339,993
1,200,000	2.05%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,208,470
	STAR Trust
935,000	1.81%, 01/17/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	935,028
1,210,000	2.11%, 01/17/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	1,210,047
1,050,000	Stratus CLO 2021-2 Ltd. 2.83%, 12/28/2029, 3 mo. USD LIBOR + 2.650%(1)(2)	1,047,685
	Taco Bell Funding LLC
180,000	1.95%, 08/25/2051(1)	173,374
160,000	2.29%, 08/25/2051(1)	153,420
587,022	Treman Park CLO Ltd. 1.32%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	586,743
	Voya CLO Ltd.
990,000	2.14%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	974,851
1,000,000	2.19%, 10/15/2030, 3 mo. USD LIBOR + 1.950%(1)(2)	999,488
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Asset-Backed - Finance & Insurance - 8.0% - (continued)
$ 1,200,000	2.33%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(2)	$ 1,192,366
800,000	2.44%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	793,461
1,205,000	Whetstone Park CLO Ltd. 2.90%, 01/20/2035(1)(2)	1,207,904
		66,019,941
	Asset-Backed - Home Equity - 0.4%
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	625,508
1,305,000	3.02%, 10/19/2037(1)	1,285,310
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	195,915
820,000	1.81%, 04/17/2038(1)	777,744
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	287,266
		3,171,743
	Collateralized - Mortgage Obligations - 0.1%
800,000	COLT Funding LLC 3.66%, 12/27/2066	799,988
	Commercial Mortgage-Backed Securities - 5.1%
1,125,000	1211 Avenue of the Americas Trust 4.14%, 08/10/2035(1)(3)	1,162,615
1,250,000	280 Park Avenue Mortgage Trust 1.64%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(1)(2)	1,242,218
190,000	Arbor Multifamily Mortgage Securities Trust 2.57%, 10/15/2054(1)	189,743
31,606,744	Bank 0.95%, 08/15/2061(3)(4)	1,881,309
	Benchmark Mortgage Trust
30,080,586	0.48%, 07/15/2051(3)(4)	745,574
22,173,548	0.64%, 01/15/2052(3)(4)	778,737
2,939,897	1.04%, 05/15/2052(3)(4)	174,910
14,871,858	1.23%, 03/15/2062(3)(4)	1,001,553
470,000	3.21%, 09/15/2053	459,383
325,000	3.72%, 12/15/2072(3)	325,352
1,210,000	BF NYT Mortgage Trust 1.81%, 12/15/2035, 1 mo. USD LIBOR + 1.700%(1)(2)	1,196,427
330,000	BFLD Trust 2.16%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	330,000
	BX Commercial Mortgage Trust
748,000	1.56%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	745,674
202,273	1.66%, 11/15/2032, 1 mo. USD LIBOR + 1.550%(1)(2)	202,212
960,500	2.11%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	954,534
	BX Trust
380,000	1.40%, 10/15/2036(1)(2)	378,324
860,000	1.56%, 11/15/2032, 1 mo. USD LIBOR + 1.450%(1)(2)	855,731
	BXHPP Trust
210,000	0.76%, 08/15/2036(1)(2)	208,695
185,000	1.01%, 08/15/2036(1)(2)	183,091
1,190,000	CAMB Commercial Mortgage Trust 1.86%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	1,188,559
18,621,556	CD Mortgage Trust 0.98%, 02/10/2050(3)(4)	771,377
	Commercial Mortgage Trust
175,000	2.68%, 11/10/2046(1)(3)	163,482
944,000	4.32%, 12/10/2045(1)(3)	937,569

139

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Commercial Mortgage-Backed Securities - 5.1% - (continued)
	CSAIL Commercial Mortgage Trust
$ 19,342,093	0.57%, 08/15/2051(3)(4)	$ 590,651
23,924,258	0.70%, 11/15/2050(3)(4)	745,169
1,000,000	CSMC Trust 3.65%, 11/13/2039(1)(3)	921,698
	DBJPM Mortgage Trust
9,025,980	1.44%, 08/10/2049(3)(4)	487,353
3,366,818	1.71%, 09/15/2053(3)(4)	307,645
335,000	DC Office Trust 3.07%, 09/15/2045(1)(3)	319,953
	FREMF Mortgage Trust
75,000	3.51%, 11/25/2045(1)(3)	76,055
135,000	3.67%, 01/25/2048(1)(3)	140,275
75,000	3.69%, 04/25/2048(1)(3)	78,073
95,000	3.78%, 10/25/2048(1)(3)	99,430
80,000	3.88%, 02/25/2050(1)(3)	82,915
460,000	4.08%, 09/25/2025(1)(3)	487,926
120,000	4.16%, 04/25/2049(1)(3)	128,001
	GS Mortgage Securities Trust
34,837,017	0.43%, 03/10/2051(3)(4)	795,110
15,167,365	1.08%, 07/10/2052(3)(4)	939,527
5,792,874	1.13%, 05/10/2052(3)(4)	353,187
469,000	3.97%, 05/10/2052	497,916
1,165,000	HONO LULU Mortgage Trust 1.96%, 10/15/2036(1)(2)	1,162,430
	Hudson Yards Mortgage Trust
500,000	2.98%, 08/10/2038(1)(3)	489,478
1,240,000	3.44%, 07/10/2039(1)(3)	1,245,738
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	1,178,075
1,190,000	3.75%, 06/05/2039(1)(3)	1,237,733
920,000	KNDL Mortgage Trust 1.46%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(1)(2)	915,378
100,000	Life Mortgage Trust 0.81%, 03/15/2038(1)(2)	99,249
	MHP STOR
225,000	1.16%, 07/15/2038, 1 mo. USD LIBOR + 1.050%(1)(2)	223,601
230,000	1.46%, 07/15/2038, 1 mo. USD LIBOR + 1.350%(1)(2)	228,271
	Morgan Stanley Capital Trust
660,000	1.51%, 11/15/2034, 1 mo. USD LIBOR + 1.400%(1)(2)	657,944
1,250,000	1.76%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(1)(2)	1,247,984
1,250,000	One Market Plaza Trust 4.15%, 02/10/2032(1)	1,253,670
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	132,010
3,151,080	SLG Office Trust 0.26%, 07/15/2041(1)(3)(4)	62,920
	SREIT Trust
1,450,000	1.13%, 07/15/2036, 1 mo. USD LIBOR + 1.026%(1)(2)	1,428,198
440,000	1.19%, 11/15/2038, 1 mo. USD LIBOR + 1.080%(1)(2)	436,154
550,000	1.48%, 07/15/2036, 1 mo. USD LIBOR + 1.375%(1)(2)	541,765
1,340,000	1.68%, 11/15/2038, 1 mo. USD LIBOR + 1.578%(1)(2)	1,328,288
	Wells Fargo N.A.
12,452,308	0.70%, 12/15/2052(3)(4)	596,683
29,951,858	0.73%, 11/15/2050(3)(4)	1,069,656
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Commercial Mortgage-Backed Securities - 5.1% - (continued)
$ 12,177,699	0.90%, 05/15/2062(3)(4)	$ 671,603
14,127,677	1.23%, 03/15/2063(3)(4)	1,109,414
8,829,800	1.78%, 03/15/2063(3)(4)	1,114,621
570,602	WF-RBS Commercial Mortgage Trust 4.89%, 06/15/2044(1)(3)	570,015
		42,128,831
	Other Asset-Backed Securities - 1.7%
184,527	Aaset Trust 3.84%, 05/15/2039(1)	164,490
	Affirm Asset Securitization Trust
180,000	0.88%, 08/15/2025(1)	179,593
305,000	1.03%, 08/17/2026(1)	300,277
79,981	3.46%, 10/15/2024(1)	81,074
380,000	Aligned Data Centers Issuer LLC 1.94%, 08/15/2046(1)	365,787
650,000	Atlas Senior Loan Fund Ltd. 1.74%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(2)	643,407
	Bayview Opportunity Master Fund Trust
87,482	3.50%, 01/28/2055(1)(3)	88,098
118,227	3.50%, 06/28/2057(1)(3)	119,346
645,000	Carlyle U.S. CLO Ltd. 3.20%, 04/20/2034, 3 mo. USD LIBOR + 2.950%(1)(2)	640,183
193,857	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	189,342
	CF Hippolyta LLC
96,451	1.53%, 03/15/2061(1)	93,450
241,126	1.98%, 03/15/2061(1)	233,647
2,496	Cloud Pass-Through Trust 3.55%, 12/05/2022(1)(3)	2,503
243,162	Domino's Pizza Master Issuer LLC 3.15%, 04/25/2051(1)	244,835
350,000	ExteNet LLC 3.20%, 07/26/2049(1)	353,636
459,589	FirstKey Homes Trust 1.54%, 08/17/2038(1)	445,820
354,187	Home Partners of America Trust 2.30%, 12/17/2026(1)	348,081
230,555	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(1)	226,340
750,000	LCM Ltd. 3.55%, 10/20/2029, 3 mo. USD LIBOR + 3.300%(1)(2)	743,118
1,750,000	Long Point Park CLO Ltd. 1.94%, 01/17/2030, 3 mo. USD LIBOR + 1.700%(1)(2)	1,747,259
121,790	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	123,373
	Mill City Mortgage Loan Trust
547	2.50%, 04/25/2057(1)(3)	547
102,615	2.75%, 01/25/2061(1)(3)	103,647
125,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	123,517
	Oak Hill Credit Partners
1,215,000	2.22%, 02/24/2037	1,215,000
250,000	3.22%, 02/24/2037	250,000
	Octagon Investment Partners Ltd.
250,000	1.66%, 01/25/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	249,777
750,000	2.30%, 07/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	750,046
1,250,000	Race Point CLO Ltd. 2.21%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(2)	1,228,152

140

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Other Asset-Backed Securities - 1.7% - (continued)
$ 281,373	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	$ 271,845
585,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	578,894
194,350	Sonic Capital LLC 2.19%, 08/20/2051(1)	185,503
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	612,263
100,000	1.89%, 08/25/2045(1)	97,236
340,000	3.08%, 10/25/2044(1)	343,554
146,082	START Ireland 4.09%, 03/15/2044(1)	142,782
	Towd Point Mortgage Trust
4,717	2.25%, 04/25/2056(1)(3)	4,715
27,744	2.75%, 04/25/2057(1)(3)	27,916
158,481	2.75%, 06/25/2057(1)(3)	159,578
58,502	3.00%, 01/25/2058(1)(3)	59,040
	Vantage Data Centers Issuer LLC
495,000	1.65%, 09/15/2045(1)	477,920
161,013	3.19%, 07/15/2044(1)	163,645
		14,379,236
	Whole Loan Collateral CMO - 1.4%
65,204	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	65,150
31,578	Bravo Residential Funding Trust 2.41%, 05/25/2060(1)(3)	31,557
50,000	Connecticut Avenue Securities Trust 1.60%, 10/25/2041(1)(2)	50,057
	Fannie Mae Connecticut Avenue Securities
356,427	2.26%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	360,728
152,674	2.31%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	154,682
351,076	2.36%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	355,478
734,363	3.66%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	753,546
390,955	4.41%, 02/25/2025, 1 mo. USD LIBOR + 4.300%(2)	398,675
586,379	4.46%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	607,672
64,665	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	67,420
312,790	5.11%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	322,854
129,403	6.01%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	134,885
	Flagstar Mortgage Trust
193,370	2.00%, 09/25/2041(1)(3)	190,527
103,142	4.00%, 05/25/2048(1)(3)	104,338
	GS Mortgage-Backed Securities Corp. Trust
317,025	2.77%, 06/25/2051(1)(3)	293,397
877,277	2.79%, 05/25/2051(1)(3)	833,705
1,177,412	3.29%, 03/27/2051(3)	1,160,118
638,691	JP Morgan Chase Bank NA 2.61%, 10/25/2057, 1 mo. USD LIBOR + 2.500%(1)(2)	651,633
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.1% - (continued)
	Whole Loan Collateral CMO - 1.4% - (continued)
	JP Morgan Mortgage Trust
$ 790,805	2.83%, 12/25/2051(1)(3)	$ 685,807
3,576,493	4.09%, 11/25/2050(1)(3)	3,657,173
269,821	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	274,059
		11,153,461
	Total Asset & Commercial Mortgage-Backed Securities (cost $142,337,824)	$ 141,508,989
CONVERTIBLE BONDS - 4.0%
	Commercial Services - 0.5%
2,200,000	Block, Inc. 0.25%, 11/01/2027	$ 2,048,889
2,500,000	Shift4 Payments, Inc. 0.50%, 08/01/2027(1)	2,105,954
		4,154,843
	Electric - 0.4%
3,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	3,699,437
	Engineering & Construction - 0.2%
EUR 2,000,000	Cellnex Telecom S.A. 0.75%, 11/20/2031(5)	2,052,973
	Healthcare - Products - 0.5%
$ 2,200,000	Exact Sciences Corp. 0.38%, 03/01/2028	2,112,763
1,700,000	Insulet Corp. 0.38%, 09/01/2026	2,159,850
		4,272,613
	Healthcare - Services - 0.3%
2,400,000	Teladoc Health, Inc. 1.25%, 06/01/2027	2,133,600
	Internet - 1.3%
2,200,000	Airbnb, Inc. 0.00%, 03/15/2026(1)	2,090,016
2,100,000	ETSY, Inc. 0.25%, 06/15/2028(1)	2,073,750
2,500,000	Sea Ltd. 0.25%, 09/15/2026	2,091,773
2,400,000	Spotify USA, Inc. 0.00%, 03/15/2026(1)(6)	2,100,317
2,200,000	Uber Technologies, Inc. 0.00%, 12/15/2025(6)	2,060,183
		10,416,039
	Software - 0.8%
2,400,000	Avalara, Inc. 0.25%, 08/01/2026(1)	2,127,908
2,400,000	Bentley Systems, Inc. 0.38%, 07/01/2027(1)	2,058,000
2,400,000	RingCentral, Inc. 0.00%, 03/15/2026(6)	2,059,720
		6,245,628
	Total Convertible Bonds (cost $32,234,635)	$ 32,975,133
CORPORATE BONDS - 13.7%
	Aerospace/Defense - 0.4%
	Boeing Co.
345,000	1.43%, 02/04/2024	$ 341,531
180,000	2.20%, 02/04/2026	177,007
603,000	3.25%, 03/01/2028	611,441
170,000	3.45%, 11/01/2028	173,143
105,000	3.63%, 02/01/2031	107,711

141

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Aerospace/Defense - 0.4% - (continued)
$ 685,000	5.15%, 05/01/2030	$ 770,640
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	164,123
900,000	Raytheon Technologies Corp. 4.13%, 11/16/2028	981,813
		3,327,409
	Agriculture - 0.3%
80,000	Altria Group, Inc. 4.50%, 05/02/2043	78,285
990,000	BAT Capital Corp. 3.56%, 08/15/2027	1,012,300
1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,260,160
		2,350,745
	Airlines - 0.0%
113,405	Continental Airlines, Inc. 5.98%, 10/19/2023	114,317
101,518	Southwest Airlines Co. 6.15%, 02/01/2024	102,757
50,968	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	51,213
		268,287
	Auto Manufacturers - 0.1%
460,000	Hyundai Capital America 0.80%, 04/03/2023(1)	456,435
485,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	503,117
		959,552
	Auto Parts & Equipment - 0.1%
608,000	Clarios Global L.P. / Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	628,520
	Beverages - 0.1%
	Anheuser-Busch InBev Worldwide, Inc.
115,000	3.75%, 07/15/2042	118,610
575,000	5.55%, 01/23/2049	742,694
		861,304
	Biotechnology - 0.0%
450,000	Gilead Sciences, Inc. 2.80%, 10/01/2050	405,826
	Chemicals - 0.2%
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	756,872
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)(7)	747,712
		1,504,584
	Commercial Banks - 3.2%
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(8)	416,939
545,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.220% thereafter)(8)	515,475
961,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(8)	997,696
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(8)	471,018
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 200,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	$ 207,214
	Barclays plc
380,000	2.89%, 11/24/2032, (2.89% fixed rate until 11/24/2031; 12 mo. USD CMT + 1.300% thereafter)(8)	368,066
720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(8)	747,515
390,000	BNP Paribas S.A. 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(8)	395,127
	BPCE S.A.
425,000	5.15%, 07/21/2024(1)	452,421
1,200,000	5.70%, 10/22/2023(1)	1,276,240
	Citigroup, Inc.
500,000	4.45%, 09/29/2027	543,406
1,400,000	5.30%, 05/06/2044	1,723,864
320,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 3 mo. USD SOFR + 0.55% thereafter)(1)(8)	305,040
360,000	Credit Agricole S.A. 3.25%, 10/04/2024(1)	371,633
670,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	650,798
	Danske Bank A/S
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(8)	779,412
250,000	5.38%, 01/12/2024(1)	265,953
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 3 mo. USD SOFR + 0.798% thereafter)(8)	475,039
135,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	130,809
155,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(8)	150,839
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(8)	545,717
1,000,000	4.25%, 10/21/2025	1,068,383
	HSBC Holdings plc
650,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	622,897
540,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(8)	514,017
225,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(8)	217,624
645,000	2.87%, 11/22/2032, (2.87% fixed rate until 11/22/2031; 3 mo. USD SOFR + 1.410% thereafter)(8)	624,265

142

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Commercial Banks - 3.2% - (continued)
	JP Morgan Chase & Co.
$ 535,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD LIBOR 2.040% thereafter)(8)	$ 521,447
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	136,125
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	102,287
100,000	3.38%, 05/01/2023	102,605
125,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	132,149
	Morgan Stanley
650,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	597,907
700,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 3 mo. USD SOFR + 1.360% thereafter)(8)	650,418
135,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(8)	130,228
575,000	4.10%, 05/22/2023	594,267
1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	1,801,530
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	208,616
1,095,000	3.70%, 03/28/2022	1,097,662
330,000	Standard Chartered plc 0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 3 mo. USD LIBOR + 0.78% thereafter)(1)(8)	322,769
	UBS Group AG
450,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(8)	428,783
755,000	2.75%, 02/11/2033	727,297
285,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(8)	270,866
540,000	US Bancorp 2.49%, 11/03/2036, (2.49% fixed rate until 11/03/2031; 5 year USD CMT + 0.9500% thereafter)(8)	518,506
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,894,319
1,420,000	5.38%, 11/02/2043	1,756,185
		26,831,373
	Commercial Services - 0.1%
260,000	Ashtead Capital, Inc. 4.25%, 11/01/2029(1)	273,228
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	82,556
210,000	Global Payments, Inc. 2.15%, 01/15/2027	205,728
540,000	TriNet Group, Inc. 3.50%, 03/01/2029(1)	508,950
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	150,350
		1,220,812
	Construction Materials - 0.4%
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	760,247
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Construction Materials - 0.4% - (continued)
$ 956,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)	$ 953,610
410,000	Masonite International Corp. 3.50%, 02/15/2030(1)	387,048
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	950,950
		3,051,855
	Distribution/Wholesale - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	675,200
	Diversified Financial Services - 0.6%
425,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.00%, 10/29/2028	416,102
	Aviation Capital Group LLC
435,000	1.95%, 09/20/2026(1)	414,403
1,250,000	3.50%, 11/01/2027(1)	1,249,553
	Avolon Holdings Funding Ltd.
323,000	2.13%, 02/21/2026(1)	310,199
15,000	2.53%, 11/18/2027(1)	14,220
540,000	2.75%, 02/21/2028(1)	516,195
197,000	4.38%, 05/01/2026(1)	204,935
775,000	Brookfield Finance LLC 3.45%, 04/15/2050	759,621
195,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	206,213
500,000	Intercontinental Exchange, Inc. 1.85%, 09/15/2032	455,624
675,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	637,524
		5,184,589
	Electric - 0.9%
305,000	American Transmission Systems Inc 2.65%, 01/15/2032(1)	299,079
	Cleco Corporate Holdings LLC
275,000	3.38%, 09/15/2029	274,186
473,000	3.74%, 05/01/2026	496,516
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	123,331
156,000	6.63%, 02/01/2032	206,431
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	106,984
120,000	3.40%, 06/15/2029	124,551
296,000	Electricite de France S.A. 5.60%, 01/27/2040(1)	356,308
575,000	Exelon Corp. 5.10%, 06/15/2045	700,623
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	578,590
85,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	91,882
345,000	NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	334,230
160,000	Niagara Mohawk Power Corp. 3.03%, 06/27/2050(1)	145,907
85,000	PacifiCorp 4.13%, 01/15/2049	94,528
66,000	Pennsylvania Electric Co. 3.60%, 06/01/2029(1)	68,540
	San Diego Gas & Electric Co.
480,000	1.70%, 10/01/2030	444,754
40,000	3.75%, 06/01/2047	41,985
10,000	4.15%, 05/15/2048	11,374

143

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Electric - 0.9% - (continued)
	SCE Recovery Funding LLC
$ 144,329	0.86%, 11/15/2031	$ 135,395
65,000	1.94%, 05/15/2038	60,311
35,000	2.51%, 11/15/2043	32,381
	Sempra Energy
1,075,000	3.25%, 06/15/2027	1,111,608
100,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(8)	97,552
	Southern Co.
190,000	4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 year USD CMT + 3.733% thereafter)(8)	191,427
245,000	4.40%, 07/01/2046	271,209
485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	506,980
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	98,033
106,000	Union Electric Co. 4.00%, 04/01/2048	120,055
		7,124,750
	Electrical Components & Equipment - 0.1%
955,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	1,022,891
	Engineering & Construction - 0.0%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	308,800
	Environmental Control - 0.1%
445,000	Republic Services, Inc. 2.30%, 03/01/2030	432,954
180,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	171,000
		603,954
	Food - 0.1%
200,000	Conagra Brands, Inc. 4.60%, 11/01/2025	215,793
150,000	McCormick & Co., Inc. 2.50%, 04/15/2030	147,632
510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	531,043
		894,468
	Forest Products & Paper - 0.1%
940,000	Glatfelter Corp. 4.75%, 11/15/2029(1)	949,100
	Gas - 0.0%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	127,791
	Healthcare - Products - 0.2%
805,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	815,032
	Boston Scientific Corp.
660,000	2.65%, 06/01/2030	651,482
60,000	4.00%, 03/01/2029	64,602
		1,531,116
	Healthcare - Services - 0.5%
245,000	Centene Corp. 4.25%, 12/15/2027	251,245
	CommonSpirit Health
80,000	2.78%, 10/01/2030	79,934
305,000	4.20%, 08/01/2023	315,943
	Dignity Health
214,000	3.81%, 11/01/2024	224,021
352,000	4.50%, 11/01/2042(7)	400,104
1,000,000	HCA, Inc. 5.50%, 06/15/2047	1,209,223
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Healthcare - Services - 0.5% - (continued)
	Mercy Health
$ 565,000	3.56%, 08/01/2027	$ 587,147
95,000	4.30%, 07/01/2028	104,663
275,000	Ochsner LSU Health System of North Louisiana 2.51%, 05/15/2031	258,440
140,000	Sutter Health 2.29%, 08/15/2030	135,866
	Toledo Hospital
400,000	5.33%, 11/15/2028	445,136
145,000	5.75%, 11/15/2038	166,217
5,000	UnitedHealth Group, Inc. 3.85%, 06/15/2028	5,439
		4,183,378
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	482,976
	Insurance - 0.7%
	American International Group, Inc.
205,000	3.40%, 06/30/2030	215,113
590,000	4.25%, 03/15/2029	648,349
99,000	4.50%, 07/16/2044	114,819
800,000	Athene Global Funding 2.50%, 03/24/2028(1)	784,994
560,000	CNO Global Funding 2.65%, 01/06/2029	544,906
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	333,311
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	1,296,930
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	120,443
77,000	Liberty Mutual Group, Inc. 4.57%, 02/01/2029(1)	86,747
480,000	Nippon Life Insurance Co. 2.90%, 09/16/2051, (2.90% fixed rate until 09/16/2031; 5 year USD CMT + 2.600% thereafter)(1)(8)	458,266
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(1)	121,883
675,000	Unum Group 5.75%, 08/15/2042	782,962
		5,508,723
	Investment Company Security - 0.0%
250,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	254,297
	IT Services - 0.3%
35,000	Apple, Inc. 4.45%, 05/06/2044	42,029
475,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	466,179
810,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	757,507
825,000	Western Digital Corp. 4.75%, 02/15/2026	867,488
		2,133,203
	Lodging - 0.1%
800,000	Genting New York LLC 3.30%, 02/15/2026(1)	778,912
	Media - 0.7%
	Charter Communications Operating LLC / Charter Communications Operating Capital
650,000	2.30%, 02/01/2032	585,179
25,000	3.70%, 04/01/2051	22,175
85,000	4.80%, 03/01/2050	87,313

144

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Media - 0.7% - (continued)
$ 63,000	5.13%, 07/01/2049	$ 67,147
950,000	6.48%, 10/23/2045	1,196,204
	Comcast Corp.
59,000	2.89%, 11/01/2051(1)	53,423
59,000	2.99%, 11/01/2063(1)	51,919
52,000	4.05%, 11/01/2052	56,901
575,000	4.40%, 08/15/2035	657,070
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,153,260
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	99,142
60,000	7.30%, 07/01/2038	79,789
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	32,240
1,000,000	ViacomCBS, Inc. 5.85%, 09/01/2043	1,268,003
250,000	Videotron Ltd. 3.63%, 06/15/2029(1)	242,188
		5,651,953
	Office/Business Equipment - 0.0%
275,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	276,535
	Oil & Gas - 0.6%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,809,158
406,000	Devon Energy Corp. 5.88%, 06/15/2028	436,055
750,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	771,710
	Equinor ASA
35,000	2.88%, 04/06/2025	35,939
560,000	3.00%, 04/06/2027	579,104
	Hess Corp.
135,000	5.60%, 02/15/2041	162,242
115,000	5.80%, 04/01/2047	145,118
525,000	7.30%, 08/15/2031	687,132
245,000	Qatar Energy 2.25%, 07/12/2031(1)	235,813
210,000	Qatar Petroleum 3.13%, 07/12/2041(1)	203,469
		5,065,740
	Packaging & Containers - 0.0%
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	323,000
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
525,000	3.80%, 03/15/2025	551,877
600,000	4.75%, 03/15/2045	694,886
160,000	CVS Health Corp. 4.88%, 07/20/2035	187,525
465,000	Organon & Co. 4.13%, 04/30/2028(1)	459,327
180,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	176,400
360,000	Teva Pharmaceutical Finance Netherlands III B.V. 4.75%, 05/09/2027	349,272
		2,419,287
	Pipelines - 1.2%
495,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036	493,556
	Energy Transfer L.P.
1,200,000	4.40%, 03/15/2027	1,274,299
1,125,000	4.75%, 01/15/2026	1,210,217
155,000	4.95%, 06/15/2028	170,786
385,000	5.00%, 05/15/2050	418,528
1,100,000	5.25%, 04/15/2029	1,222,882
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Pipelines - 1.2% - (continued)
$ 214,000	7.60%, 02/01/2024	$ 231,867
900,000	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	862,782
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	260,268
40,000	3.45%, 10/15/2027(1)	40,967
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,240,221
585,000	Sempra infrastructure PA 3.25%, 01/15/2032	572,670
675,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.88%, 04/15/2026	695,689
235,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	234,412
780,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	778,050
		9,707,194
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
150,000	4.40%, 02/15/2026	160,543
85,000	5.00%, 02/15/2024	90,378
	Brixmor Operating Partnership L.P.
285,000	4.05%, 07/01/2030	304,357
440,000	4.13%, 05/15/2029	474,210
290,000	CubeSmart L.P. 2.25%, 12/15/2028	281,391
	EPR Properties
580,000	3.60%, 11/15/2031	554,998
398,000	3.75%, 08/15/2029	389,247
65,000	4.75%, 12/15/2026	68,085
60,000	4.95%, 04/15/2028	63,097
240,000	Equinix, Inc. 3.00%, 07/15/2050	212,531
750,000	GLP Capital L.P. / GLP Financing II, Inc. 4.00%, 01/15/2030	772,815
	SBA Tower Trust
100,000	1.63%, 05/15/2051(1)	96,981
100,000	1.88%, 07/15/2050(1)	98,531
215,000	2.84%, 01/15/2025(1)	219,054
300,000	3.45%, 03/15/2023(1)	300,359
		4,086,577
	Retail - 0.2%
825,000	AutoZone, Inc. 3.13%, 04/21/2026	854,765
575,000	Lowe's Cos., Inc. 1.30%, 04/15/2028	534,633
		1,389,398
	Semiconductors - 0.2%
	Broadcom, Inc.
175,000	2.60%, 02/15/2033(1)	161,536
375,000	3.42%, 04/15/2033(1)	373,507
225,000	3.50%, 02/15/2041(1)	213,630
675,000	Microchip Technology, Inc. 0.97%, 02/15/2024	661,078
		1,409,751
	Software - 0.2%
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	163,061
	Oracle Corp.
320,000	3.60%, 04/01/2050	284,037
110,000	3.65%, 03/25/2041	102,410

145

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.7% - (continued)
	Software - 0.2% - (continued)
$ 360,000	3.95%, 03/25/2051	$ 340,019
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	628,875
		1,518,402
	Telecommunications - 0.7%
	AT&T, Inc.
578,000	2.55%, 12/01/2033	543,381
300,000	3.10%, 02/01/2043	274,700
395,000	3.30%, 02/01/2052	362,557
11,000	3.65%, 06/01/2051	10,775
24,000	3.85%, 06/01/2060	23,490
30,000	4.30%, 12/15/2042	32,178
460,000	4.45%, 04/01/2024	483,985
575,000	5.65%, 02/15/2047	736,032
425,000	NBN Co., Ltd. 1.63%, 01/08/2027(1)	408,275
678,437	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(1)	708,153
	T-Mobile USA, Inc.
625,000	2.25%, 02/15/2026	602,344
290,000	2.88%, 02/15/2031	272,600
775,000	4.50%, 04/15/2050	848,294
	Verizon Communications, Inc.
9,000	2.36%, 03/15/2032(1)	8,539
130,000	4.75%, 11/01/2041	151,976
575,000	Vodafone Group plc 5.25%, 05/30/2048	692,823
		6,160,102
	Transportation - 0.1%
295,000	Canadian Pacific Railway Co. 2.45%, 12/02/2031	289,487
600,000	FedEx Corp. 5.25%, 05/15/2050	747,220
		1,036,707
	Trucking & Leasing - 0.2%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	565,149
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
90,000	2.70%, 11/01/2024(1)	91,627
745,000	3.95%, 03/10/2025(1)	783,484
		1,440,260
	Total Corporate Bonds (cost $114,707,462)	$ 113,659,321
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
	Chile - 0.1%
	Chile Government International Bond
995,000	2.55%, 07/27/2033	$ 930,822
200,000	3.50%, 01/31/2034	204,300
		1,135,122
	Indonesia - 0.6%
IDR 75,000,000,000	Indonesia Treasury Bond 7.00%, 09/15/2030	5,360,868
	Mexico - 0.0%
$ 250,000	Mexico Government International Bond 4.28%, 08/14/2041	244,375
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.0% - (continued)
	Panama - 0.1%
	Panama Government International Bond
$ 200,000	4.50%, 04/16/2050	$ 205,510
350,000	4.50%, 01/19/2063	354,725
		560,235
	Qatar - 0.1%
	Qatar Government International Bond
250,000	3.38%, 03/14/2024(1)	258,949
315,000	3.88%, 04/23/2023(1)	325,149
		584,098
	Saudi Arabia - 0.1%
460,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	467,494
	Total Foreign Government Obligations (cost $8,515,893)	$ 8,352,192
MUNICIPAL BONDS - 1.0%
	General - 0.3%
20,000	Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/01/2040	$ 27,770
140,000	City of Sacramento, CA, (AGM Insured) 6.42%, 08/01/2023	150,390
190,000	Kansas, Dev Finance Auth, (AGM Insured) 5.37%, 05/01/2026	205,376
1,000,000	Metropolitan Atlanta Rapid Transit Auth. 2.74%, 07/01/2036	1,005,845
575,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	709,033
175,000	Sales Tax Securitization Corp., IL Rev 4.79%, 01/01/2048	209,817
		2,308,231
	General Obligation - 0.3%
970,000	State of Illinois, GO 5.10%, 06/01/2033	1,079,541
1,350,000	Town of Andover MA 2.62%, 11/01/2036	1,327,730
		2,407,271
	Power - 0.0%
83,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	84,652
	Tobacco - 0.0%
	Golden State, CA, Tobacco Securitization Corp.
10,000	2.75%, 06/01/2034	9,728
45,000	3.00%, 06/01/2046	45,736
20,000	3.29%, 06/01/2042	19,587
		75,051
	Transportation - 0.3%
	Foothill-Eastern Transportation Corridor Agency, CA,, (AGM Insured)
335,000	3.92%, 01/15/2053	348,309
45,000	4.09%, 01/15/2049	47,647
150,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	199,485

146

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.0% - (continued)
	Transportation - 0.3% - (continued)
	Metropolitan Transportation Auth, NY, Rev
$ 60,000	5.18%, 11/15/2049	$ 77,241
20,000	6.20%, 11/15/2026	22,250
195,000	6.81%, 11/15/2040	271,965
275,000	Port Authority of New York & New Jersey 3.18%, 07/15/2060	263,676
1,350,000	San Joaquin Hills Transportation Corridor Agcy., (AGM Insured) 3.22%, 01/15/2035	1,347,739
		2,578,312
	Utility - Electric - 0.1%
375,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	475,533
229,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	333,027
		808,560
	Total Municipal Bonds (cost $7,950,032)	$ 8,262,077
SENIOR FLOATING RATE INTERESTS - 9.4%(9)
	Advertising - 0.1%
	ABG Intermediate Holdings 2 LLC
453,508	0.00%, 12/08/2028(10)	452,093
61,492	0.00%, 12/21/2028(10)	$ 61,301
409,199	Clear Channel Outdoor Holdings, Inc. 3.80%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	403,163
		916,557
	Aerospace/Defense - 0.1%
875,318	TransDigm, Inc. 2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	865,637
	Airlines - 0.2%
285,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	295,411
185,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	185,385
230,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	242,535
295,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	311,263
302,712	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	302,586
		1,337,180
	Apparel - 0.0%
273,625	Birkenstock GmbH & Co. KG 3.75%, 04/28/2028, 1 mo. USD LIBOR + 3.250%	272,941
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Auto Parts & Equipment - 0.1%
$ 636,040	Clarios Global L.P. 3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	$ 632,383
224,310	First Brands Group LLC 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	224,520
		856,903
	Beverages - 0.0%
122,500	Sunshine Investments B.V. 2.91%, 03/28/2025, 3 mo. USD LIBOR + 2.750%	121,505
	Chemicals - 0.3%
243,108	ASP Unifrax Holdings, Inc. 3.97%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	240,373
423,759	Axalta Coating Systems U.S. Holdings, Inc. 0.01%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	422,268
675,000	Diamond (BC) B.V. 3.50%, 09/29/2028, 1 mo. USD LIBOR + 3.000%	672,658
505,298	Messer Industries GmbH 2.72%, 03/02/2026, 3 mo. USD LIBOR + 2.500%	501,392
509,898	Starfruit Finco B.V. 3.11%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	506,201
279,848	Tronox Finance LLC 2.45%, 03/11/2028, 1 mo. USD LIBOR + 2.250%	277,998
		2,620,890
	Commercial Services - 0.8%
635,200	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	632,729
373,118	Allied Universal Holdco LLC 4.25%, 05/14/2028, 1 mo. USD LIBOR + 3.750%	371,935
	Amentum Government Services Holdings LLC
152,675	3.61%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	152,675
397,000	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	396,258
369,075	APX Group, Inc. 4.00%, 07/09/2028, 1 mo. USD LIBOR + 3.500%	368,152
475,293	AVSC Holding Corp. 5.50%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	450,849
	Belron Finance U.S. LLC
243,108	2.44%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	242,349
98,000	2.56%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	97,755
245,547	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	243,706
	Hertz Corp.
180,001	3.75%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	179,890
34,094	3.75%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	34,073

147

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Commercial Services - 0.8% - (continued)
$ 748,125	MPH Acquisition Holdings LLC 4.75%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	$ 725,779
215,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(10)	215,077
746,250	Signal Parent, Inc. 4.25%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	725,728
	Verisure Holding AB
EUR 575,000	3.25%, 07/14/2026, 3 mo. EURIBOR + 3.250%	640,622
430,000	3.25%, 03/25/2028, 3 mo. EURIBOR + 3.250%	478,948
$ 625,275	WEX, Inc. 2.36%, 04/01/2028, 1 mo. USD LIBOR + 2.250%	620,979
189,000	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	182,385
		6,759,889
	Construction Materials - 0.4%
492,525	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	489,358
385,000	Chamberlain Group, Inc. 4.00%, 11/03/2028, 1 mo. USD LIBOR + 3.350%	384,038
693,438	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	691,052
362,785	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	361,153
176,850	Ingersoll-Rand Services Co. 1.86%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	175,016
638,111	Quikrete Holdings, Inc. 2.61%, 01/31/2027, 1 mo. USD LIBOR + 2.500%	631,730
262,503	Standard Industries, Inc. 3.00%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	262,539
278,587	Tamko Building Products LLC 3.20%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	276,729
		3,271,615
	Distribution/Wholesale - 0.2%
733,125	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	729,195
684,851	Core & Main L.P. 2.61%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	680,571
185,725	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	182,939
193,538	PAI Holdco, Inc. 4.25%, 10/28/2027, 1 mo. USD LIBOR + 3.500%	193,054
		1,785,759
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Diversified Financial Services - 0.5%
$ 666,115	Aretec Group, Inc. 4.36%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	$ 666,115
972,292	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	966,565
650,396	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	651,918
637,625	Fleetcor Technologies Operating Co. LLC 1.86%, 04/30/2028, 1 mo. USD LIBOR + 1.750%	631,886
612,164	NFP Corp. 3.36%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	605,534
350,000	Setanta Aircraft Leasing Designated Activity Company 2.14%, 11/05/2028, 1 mo. USD LIBOR + 2.000%	349,346
		3,871,364
	Electronics - 0.1%
370,000	II-VI, Inc. 0.00%, 12/08/2028, 1 mo. USD LIBOR + 3.750%(10)	369,075
273,625	Ingram Micro, Inc. 4.00%, 07/02/2028, 1 mo. USD LIBOR + 3.500%	273,056
		642,131
	Engineering & Construction - 0.1%
486,005	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	475,780
747,993	Brown Group Holding LLC 3.00%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	743,475
		1,219,255
	Entertainment - 0.5%
	Crown Finance U.S., Inc.
766,463	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	579,982
152,521	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	179,784
73,504	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	77,822
900,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	895,878
715,673	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	713,663
110,000	Great Canadian Gaming Corp. 4.75%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	110,055
489,226	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	487,606
487,299	SeaWorld Parks & Entertainment, Inc. 3.50%, 08/25/2028, 1 mo. USD LIBOR + 3.000%	486,602
517,627	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	513,026
		4,044,418

148

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Environmental Control - 0.1%
$ 510,000	Clean Harbors, Inc. 2.11%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	$ 509,362
165,000	Covanta Holding Corp. 3.00%, 11/17/2028, 1 mo. USD LIBOR + 2.500%	164,898
184,537	Filtration Group Corp. 4.00%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	184,154
		858,414
	Food - 0.2%
315,617	B&G Foods, Inc. 2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	315,222
493,241	Froneri International Ltd. 2.36%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	486,458
729,413	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	726,590
98,741	Simply Good Foods USA, Inc. 4.25%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	99,359
288,362	U.S. Foods, Inc. 2.11%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	285,248
		1,912,877
	Food Service - 0.0%
177,175	Aramark Services, Inc. 1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	174,572
	Gas - 0.1%
814,125	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	814,125
	Healthcare - Products - 0.2%
679,871	Avantor Funding, Inc. 2.75%, 11/06/2027, 1 mo. USD LIBOR + 2.250%	678,702
570,000	Medline Borrower LP 0.03%, 10/21/2028, 1 mo. USD LIBOR + 3.250%	567,418
797,375	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%	796,282
		2,042,402
	Healthcare - Services - 0.3%
	ADMI Corp.
342,413	3.88%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	339,789
264,338	4.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%	263,402
EUR 465,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	513,915
$ 99,244	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	99,431
373,125	Heartland Dental LLC 4.10%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	372,894
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Healthcare - Services - 0.3% - (continued)
$ 116,154	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	$ 115,835
120,000	ICU Medical, Inc. 0.00%, 01/08/2029(10)	120,300
682,267	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	681,032
		2,506,598
	Home Furnishings - 0.1%
443,888	Mattress Firm, Inc. 5.00%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	443,000
	Insurance - 0.5%
682,513	Acrisure LLC 3.72%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	673,415
110,000	AssuredPartners, Inc. 0.00%, 02/12/2027, 1 mo. USD LIBOR + 3.500%(10)	109,725
	Asurion LLC
268,619	3.23%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	267,827
595,410	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	590,944
145,000	5.36%, 02/03/2028, 1 mo. USD LIBOR + 5.250%	145,120
	Hub International Ltd.
875,063	3.02%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	864,764
99,748	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	99,516
	Sedgwick Claims Management Services, Inc.
875,188	3.36%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	868,992
48,750	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	48,770
486,041	USI, Inc. 3.22%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	483,003
		4,152,076
	Internet - 0.2%
363,175	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	359,467
687,539	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	683,675
500,000	NortonLifeLock, Inc. 0.00%, 01/28/2029(10)	497,500
305,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	303,304
		1,843,946
	IT Services - 0.0%
347,375	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	346,795
	Leisure Time - 0.1%
	Carnival Corp.
275,800	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	272,747

149

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Leisure Time - 0.1% - (continued)
$ 295,000	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	$ 292,050
373,125	Hayward Industries, Inc. 3.00%, 05/28/2028, 1 mo. USD LIBOR + 2.500%	371,591
268,650	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	268,148
		1,204,536
	Lodging - 0.2%
329,889	Boyd Gaming Corp. 2.35%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	329,665
	Caesars Resort Collection LLC
729,114	2.86%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	724,783
370,313	3.61%, 07/20/2025, 1 mo. USD LIBOR + 3.500%	369,850
		1,424,298
	Machinery-Diversified - 0.1%
105,000	Fluidra S.A. 0.00%, 01/19/2029(10)	104,782
523,408	Vertical U.S. Newco, Inc. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.500%	523,408
		628,190
	Media - 0.6%
133,313	Banijay Entertainment S.A.S 3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	132,590
378,100	Cable One, Inc. 2.11%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	375,642
	CSC Holdings LLC
485,969	2.36%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	478,208
357,700	2.61%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	353,676
395,887	DirecTV Financing LLC 5.75%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	396,137
493,687	E.W. Scripps Co. 3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	491,658
425,886	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	423,812
2,221	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	2,215
750,000	Telenet Financing USD LLC 2.11%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	737,543
595,000	UPC Financing Partnership 3.11%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	591,281
410,000	Virgin Media Bristol LLC 3.36%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	409,168
500,000	Ziggo Financing Partnership 2.61%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	493,515
		4,885,445
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Oil & Gas - 0.0%
$ 195,000	Southwestern Energy Co. 3.00%, 06/22/2027, 1 mo. USD SOFR + 2.500%	$ 195,123
	Packaging & Containers - 0.3%
558,600	Berlin Packaging LLC 4.25%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	558,254
	Flex Acquisition Co., Inc.
487,150	3.21%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	484,271
317,262	4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	316,590
137,200	Pregis TopCo Corp. 4.11%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	136,857
115,000	Pretium PKG Holdings, Inc. 4.50%, 10/01/2028, 1 mo. USD LIBOR + 4.500%	114,904
630,246	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%(2)	630,403
		2,241,279
	Pharmaceuticals - 0.5%
	Bausch Health Cos., Inc.
320,000	0.00%, 01/27/2027(10)	317,299
334,123	3.11%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	331,340
558,761	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	558,063
435,631	Elanco Animal Health, Inc. 1.85%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	428,552
421,184	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	421,315
307,675	Horizon Therapeutics USA, Inc. 2.25%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	305,291
28,940	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	28,860
348,250	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	348,208
390,488	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	389,804
661,045	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	659,511
		3,788,243
	Pipelines - 0.3%
467,650	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	469,404
807,785	Medallion Midland Acquisition LLC 4.50%, 10/14/2028, 1 mo. USD LIBOR + 3.750%	806,776
486,181	NorthRiver Midstream Finance L.P. 3.46%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	484,829

150

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Pipelines - 0.3% - (continued)
$ 270,000	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	$ 269,212
458,668	Traverse Midstream Partners LLC 5.25%, 09/27/2024, 1 mo. USD LIBOR + 4.250%(2)	457,521
		2,487,742
	Retail - 0.8%
204,488	At Home Group, Inc. 4.75%, 07/24/2028, 1 mo. USD LIBOR + 4.250%	203,913
447,008	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	440,092
428,545	Beacon Roofing Supply, Inc. 2.36%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	426,137
288,560	EG Group Ltd. 4.75%, 03/12/2026, 1 mo. USD LIBOR + 4.250%	288,632
179,100	Foundation Building Materials Holding Co. LLC 3.75%, 01/29/2028, 1 mo. USD LIBOR + 3.250%	178,013
509,860	Great Outdoors Group LLC 4.50%, 03/05/2028, 1 mo. USD LIBOR + 3.750%	509,329
707,598	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	704,534
	IRB Holding Corp.
244,289	3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	243,603
237,600	4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	237,600
607,443	LBM Acquisition LLC 0.05%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	603,392
425,700	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	424,236
378,100	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	372,428
267,975	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	267,578
179,100	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	178,708
240,000	Specialty Building Products Holdings LLC 0.00%, 10/15/2028, 1 mo. USD LIBOR + 3.750%(10)	239,626
	SRS Distribution, Inc.
120,000	0.00%, 06/02/2028(10)	119,926
472,625	4.27%, 06/04/2028, 1 mo. USD LIBOR + 3.750%	471,902
487,500	Staples, Inc. 5.13%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	464,651
266,625	White Cap Buyer LLC 6.25%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	266,382
		6,640,682
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Semiconductors - 0.1%
$ 445,000	MKS Instruments, Inc. 0.00%, 10/21/2028(10)	$ 444,025
	Software - 0.9%
230,000	Athenahealth, Inc. 0.00%, 01/26/2029(10)	228,899
EUR 210,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	235,974
$ 645,988	DCert Buyer, Inc. 4.11%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	645,587
915,465	Dun & Bradstreet Corp. 3.36%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	911,382
313,426	E2open LLC 4.00%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	313,720
156,400	Emerald TopCo, Inc. 3.80%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	155,501
403,129	Epicor Software Corp. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	401,940
454,639	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	454,412
630,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	624,487
581,414	Navicure, Inc. 4.11%, 10/23/2026, 1 mo. USD LIBOR + 4.000%	580,326
428,925	Polaris Newco LLC 4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	428,582
109,450	Press Ganey Holdings, Inc. 4.75%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	109,519
518,700	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	515,837
208,303	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	205,700
256,604	SS&C Technologies, Inc. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	253,396
510,108	Ultimate Software Group, Inc. 3.75%, 05/03/2026, 1 mo. USD LIBOR + 3.250%	508,424
759,577	Zelis Healthcare Corp. 0.03%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	756,175
		7,329,861
	Telecommunications - 0.3%
486,041	Altice France S.A. 3.93%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	482,638
406,925	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%	405,806
EUR 1,048,617	Lorca Finco plc 4.25%, 09/18/2027, 3 mo. EURIBOR + 4.250%	1,177,704
$ 298,414	Zayo Group Holdings, Inc. 3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	293,986
		2,360,134

151

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.4%(9) - (continued)
	Textiles - 0.1%
$ 545,000	Crocs, Inc. 0.00%, 01/26/2029(10)	$ 541,321
	Transportation - 0.0%
390,000	First Student Bidco, Inc. 3.50%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	387,672
	Total Senior Floating Rate Interests (cost $78,445,138)	$ 78,239,400
U.S. GOVERNMENT AGENCIES - 1.6%
	Mortgage-Backed Agencies - 1.6%
	FHLMC - 1.6%
34,699	0.70%, 01/25/2051, 1 mo. USD SOFR + 0.650%(1)(2)	$ 34,688
118,919	0.85%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(2)	118,883
2,968,259	1.33%, 06/25/2030(3)(4)	284,159
5,577,655	1.43%, 07/25/2030(3)(4)	563,636
355,489	2.61%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	360,831
1,345,000	2.61%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	1,342,448
183,571	2.85%, 10/25/2050, SOFR + 2.800%(1)(2)	185,364
4,625,000	2.86%, 10/25/2034	4,798,376
371,852	3.66%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(2)	383,083
115,115	3.71%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(1)(2)	115,558
10,033	4.00%, 03/01/2041	10,879
150,091	4.66%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(2)	153,113
550,728	4.81%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(2)	563,486
833,169	4.81%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	860,317
1,265,000	4.85%, 10/25/2050, SOFR30A + 4.800%(1)(2)	1,347,435
13,223	4.86%, 10/25/2024, 1 mo. USD LIBOR + 4.750%(2)	13,253
146,142	5.11%, 12/25/2028, 1 mo. USD LIBOR + 5.000%(2)	152,864
718,115	5.26%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(2)	743,304
907,880	6.46%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(2)	968,272
		12,999,949
	FNMA - 0.0%
41,481	0.50%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(2)	41,488
150,000	3.07%, 02/01/2025	155,740
4,909	4.50%, 04/01/2041	5,369
		202,597
	GNMA - 0.0%
68	6.00%, 11/20/2023	73
159	6.00%, 12/20/2023	171
16	6.00%, 01/20/2024	17
40	6.00%, 02/20/2024	43
64	6.00%, 02/20/2026	69
401	6.00%, 02/20/2027	434
116	6.00%, 01/20/2028	126
2,563	6.00%, 02/20/2028	2,779
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.6% - (continued)
	Mortgage-Backed Agencies - 1.6% - (continued)
	GNMA - 0.0% - (continued)
$ 4,183	6.00%, 04/20/2028	$ 4,630
1,183	6.00%, 06/15/2028	1,297
9,595	6.00%, 07/20/2028	10,615
9,350	6.00%, 08/20/2028	10,354
2,069	6.00%, 10/15/2028	2,266
9,105	6.00%, 11/15/2028	9,984
9,351	6.00%, 03/20/2029	10,356
9,829	6.00%, 09/20/2029	10,731
17,128	6.00%, 04/20/2030	18,554
2,086	6.00%, 06/20/2030	2,258
1,591	6.00%, 08/15/2034	1,777
17,071	6.50%, 03/15/2028	18,659
2,277	6.50%, 05/15/2028	2,488
3,206	6.50%, 07/15/2028	3,547
5,407	6.50%, 10/15/2028	5,910
484	6.50%, 12/15/2028	528
8,773	6.50%, 01/15/2029	9,589
6,521	6.50%, 02/15/2029	7,128
30,319	6.50%, 03/15/2029	33,139
6,790	6.50%, 04/15/2029	7,421
5,340	6.50%, 05/15/2029	5,847
4,335	6.50%, 06/15/2029	4,738
6,643	6.50%, 02/15/2035	7,437
9,954	7.00%, 11/15/2031	10,820
6,840	7.00%, 03/15/2032	7,442
87,528	7.00%, 11/15/2032	100,659
2,106	7.00%, 01/15/2033	2,375
7,858	7.00%, 05/15/2033	8,833
12,068	7.00%, 07/15/2033	13,457
20,623	7.00%, 11/15/2033	23,256
1,285	8.00%, 04/15/2030	1,329
5,731	8.00%, 05/15/2030	5,792
172	8.00%, 07/15/2030	176
3,871	8.00%, 08/15/2030	4,003
6,150	8.00%, 11/15/2030	6,281
61,346	8.00%, 02/15/2031	66,024
		443,412
	Total U.S. Government Agencies (cost $13,989,146)	$ 13,645,958
U.S. GOVERNMENT SECURITIES - 8.8%
	U.S. Treasury Securities - 8.8%
	U.S. Treasury Bonds - 3.4%
655,000	1.63%, 11/15/2050	$ 585,841
3,385,000	1.75%, 08/15/2041	3,157,570
75,000	1.88%, 02/15/2051	71,197
5,610,000	1.88%, 11/15/2051	5,333,006
8,060,000	2.00%, 11/15/2041	7,847,166
2,710,000	2.00%, 08/15/2051	2,650,295
3,725,000	2.88%, 05/15/2043	4,169,090
3,775,000	3.00%, 08/15/2048(11)	4,442,851
		28,257,016
	U.S. Treasury Notes - 5.4%
950,000	0.13%, 05/31/2023	939,721
1,415,000	0.13%, 10/15/2023	1,392,117
2,700,000	0.25%, 09/30/2023	2,664,246
2,740,000	0.25%, 03/15/2024	2,685,093
1,300,000	0.25%, 06/30/2025	1,248,051
1,070,000	0.25%, 07/31/2025	1,025,612
4,130,000	0.25%, 08/31/2025	3,951,732
5,290,000	0.25%, 09/30/2025	5,056,909
200,000	0.38%, 10/31/2023	197,516

152

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 8.8% - (continued)
	U.S. Treasury Securities - 8.8% - (continued)
	U.S. Treasury Notes - 5.4% - (continued)
$ 185,000	0.38%, 08/15/2024	$ 180,794
610,000	0.38%, 11/30/2025	583,956
1,020,000	0.38%, 12/31/2025	975,415
1,355,000	0.38%, 01/31/2026	1,293,443
485,000	0.63%, 10/15/2024	476,039
320,000	0.63%, 07/31/2026	306,587
530,000	0.75%, 03/31/2026	512,671
470,000	0.75%, 04/30/2026	454,119
860,000	0.75%, 05/31/2026	830,135
620,000	0.75%, 08/31/2026	596,871
2,315,000	0.88%, 06/30/2026	2,245,007
2,495,000	0.88%, 09/30/2026	2,413,328
400,000	1.00%, 12/15/2024	396,000
1,855,000	1.13%, 10/31/2026	1,813,552
3,260,000	1.25%, 11/30/2026	3,206,006
1,600,000	1.25%, 12/31/2026	1,572,625
350,000	1.25%, 03/31/2028	340,375
420,000	1.25%, 05/31/2028	407,876
115,000	1.25%, 09/30/2028	111,393
205,000	1.25%, 08/15/2031	195,583
255,000	1.38%, 10/31/2028	248,924
5,755,000	1.38%, 11/15/2031	5,546,381
540,000	1.50%, 01/31/2027	537,005
140,000	1.50%, 11/30/2028	137,747
		44,542,829
	Total U.S. Government Securities (cost $72,867,697)	$ 72,799,845
COMMON STOCKS - 35.1%
	Automobiles & Components - 0.6%
2,436,000	Dongfeng Motor Group Co., Ltd. Class H	$ 2,148,175
6,926	Ford Motor Co.	140,598
2,123	Harley-Davidson, Inc.	73,392
45,290	Isuzu Motors Ltd.	554,802
11,023	Volkswagen AG	2,295,784
		5,212,751
	Banks - 2.8%
57,657	Abu Dhabi Islamic Bank PJSC	109,445
1,271,000	Agricultural Bank of China Ltd. Class H	483,583
29,710	Ameris Bancorp	1,465,000
30,400	Bank Hapoalim BM	315,483
431,000	Bank of Beijing Co. Ltd.	305,103
3,408,450	Bank of China Ltd. Class H	1,328,588
724,822	Bank of Communications Co., Ltd. Class H	486,168
25,381	Bank of Nova Scotia	1,826,417
27,989	BAWAG Group AG(1)	1,679,764
574,000	China CITIC Bank Corp. Ltd. Class H	273,852
126,812	Credit Agricole S.A.	1,907,816
20,362	KBC Group N.V.	1,770,870
11,938	PNC Financial Services Group, Inc.	2,459,109
21,180	Popular, Inc.	1,888,621
17,240	Shinhan Financial Group Co., Ltd.	552,183
133,295	Svenska Handelsbanken AB Class A	1,420,599
32,880	Synovus Financial Corp.	1,636,109
43,120	United Community Banks, Inc.	1,526,017
15,610	Western Alliance Bancorp	1,548,356
		22,983,083
	Capital Goods - 4.2%
21,282	American Woodmark Corp.*	1,275,430
Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.1% - (continued)
	Capital Goods - 4.2% - (continued)
37,302	Assa Abloy AB Class B	$ 1,021,407
232,467	BAE Systems plc	1,819,229
41,513	Builders FirstSource, Inc.*	2,822,469
35,640	Cie de Saint-Gobain	2,411,669
140,500	CK Hutchison Holdings Ltd.	998,579
2,550	Fluidra S.A.	81,197
12,436	Fortive Corp.	877,235
17,295	Fortune Brands Home & Security, Inc.	1,628,670
10,450	Jardine Cycle & Carriage Ltd.	157,099
62,576	JELD-WEN Holding, Inc.*	1,476,794
19,142	Kone Oyj Class B	1,239,715
5,166	Lennox International, Inc.	1,465,181
3,636	Lockheed Martin Corp.	1,414,877
14,896	Masonite International Corp.*	1,478,279
19,481	Nexans S.A.	1,760,386
14,414	OC Oerlikon Corp. AG	139,953
16,795	Owens Corning	1,489,717
19,276	Raytheon Technologies Corp.	1,738,502
3,519	Rockwool International A/S Class B	1,347,812
15,695	Schneider Electric SE	2,658,659
27,377	Signify N.V.(1)	1,450,130
750	VAT Group AG(1)	305,856
49,253	Vestas Wind Systems A/S	1,332,806
18,379	Vinci S.A.	2,014,458
		34,406,109
	Commercial & Professional Services - 0.9%
1,572,073	Aker Carbon Capture ASA*	3,509,701
101,794	Bureau Veritas S.A.	2,912,564
20,786	Experian plc	868,187
		7,290,452
	Consumer Durables & Apparel - 2.9%
7,844	Cavco Industries, Inc.*	2,113,487
22,691	Century Communities, Inc.	1,494,202
19,156	D.R. Horton, Inc.	1,709,098
17,482	Hanesbrands, Inc.	281,460
6,100	Iida Group Holdings Co., Ltd.	126,908
14,721	Installed Building Products, Inc.	1,630,940
38,690	KB Home	1,634,653
18,509	Lennar Corp. Class A	1,778,900
9,730	NIKE, Inc. Class B	1,440,721
365	NVR, Inc.*	1,944,435
31,192	PulteGroup, Inc.	1,643,507
647	Ralph Lauren Corp.	71,713
20,100	Sankyo Co., Ltd.	517,530
91,600	Shenzhou International Group Holdings Ltd.	1,699,633
28,204	Toll Brothers, Inc.	1,663,190
9,073	TopBuild Corp.*	2,110,833
76,318	TRI Pointe Group, Inc.*	1,817,132
		23,678,342
	Consumer Services - 0.7%
86,770	Compass Group plc	1,972,076
1,792	Expedia Group, Inc.*	328,456
17,062	H&R Block, Inc.	390,037
10,297	McDonald's Corp.	2,671,557
4,700	McDonald's Holdings Co. Japan Ltd.	205,251
		5,567,377
	Diversified Financials - 1.2%
11,977	AGNC Investment Corp. REIT	178,337
9,923	Apollo Global Management, Inc.	694,610

153

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.1% - (continued)
	Diversified Financials - 1.2% - (continued)
14,052	Blackstone, Inc. Class A	$ 1,854,442
994,050	China Cinda Asset Management Co., Ltd. Class H	181,800
12,598	DWS Group GmbH & Co. KgaA(1)	507,119
36,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,522,316
14,500	Hong Kong Exchanges & Clearing Ltd.	827,598
2,533	IGM Financial, Inc.	88,993
2,050	Industrivarden AB Class A	64,804
17,790	Morgan Stanley	1,824,187
7,374	New Residential Investment Corp. REIT	78,533
81,224	REC Ltd.	151,589
9,400	SBI Holdings, Inc.	242,481
52,784	Starwood Property Trust, Inc. REIT	1,306,404
416	Upstart Holdings, Inc.*	45,348
		9,568,561
	Energy - 0.3%
447,951	China Shenhua Energy Co., Ltd. Class H	1,101,801
31,298	TotalEnergies SE	1,779,837
		2,881,638
	Food & Staples Retailing - 0.8%
2,719	Albertsons Cos., Inc. Class A	76,540
120,041	Cencosud S.A.	221,110
37,649	J Sainsbury plc	147,943
52,400	Kesko Oyj Class B	1,654,959
39,444	Koninklijke Ahold Delhaize N.V.	1,278,956
17,923	Kroger Co.	781,263
3,400	Lawson, Inc.	149,019
96,807	Magnit PJSC GDR	1,275,076
16,901	Metro AG	172,521
13,470	Seven & i Holdings Co., Ltd.	685,066
		6,442,453
	Food, Beverage & Tobacco - 2.6%
45,780	Altria Group, Inc.	2,329,286
37,218	British American Tobacco plc	1,589,022
25,943	Coca-Cola Co.	1,582,782
36,598	Diageo plc	1,846,785
17,458	Heineken N.V.	1,872,312
47,076	Imperial Brands plc	1,116,165
141,070	Inner Mongolia Yili Industrial Group Co., Ltd. Class A	851,026
4,274	JM Smucker Co.	600,839
6,442	Kweichow Moutai Co., Ltd. Class A	1,925,854
26,350	Marfrig Global Foods S.A.	111,551
12,656	Nestle S.A.	1,634,374
9,394	PepsiCo., Inc.	1,630,047
19,427	Philip Morris International, Inc.	1,998,067
700	Royal Unibrew A/S	80,476
711,863	WH Group Ltd.(1)	476,243
48,595	Wuliangye Yibin Co., Ltd. Class A	1,529,807
		21,174,636
	Health Care Equipment & Services - 1.7%
22,127	Baxter International, Inc.	1,890,531
6,062	CVS Health Corp.	645,664
2,918	Dr Lal PathLabs Ltd.(1)	116,883
424,400	Hartalega Holdings Bhd	596,218
5,340	Hoya Corp.	692,429
47,280	Koninklijke Philips N.V.	1,572,688
754,750	Kossan Rubber Industries Bhd	324,585
37,500	Medipal Holdings Corp.	674,814
Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.1% - (continued)
	Health Care Equipment & Services - 1.7% - (continued)
16,311	Medtronic plc	$ 1,688,025
15,400	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	782,127
48	Straumann Holding AG	79,540
6,699	Stryker Corp.	1,661,687
839,850	Top Glove Corp. Bhd	427,400
6,123	UnitedHealth Group, Inc.	2,893,546
		14,046,137
	Household & Personal Products - 0.8%
26,695	Colgate-Palmolive Co.	2,201,003
14,127	Procter & Gamble Co.	2,266,677
28,623	Reckitt Benckiser Group plc	2,319,096
		6,786,776
	Insurance - 1.1%
159,039	AIA Group Ltd.	1,660,337
48,938	AXA S.A.	1,549,915
10,502	Chubb Ltd.	2,071,835
32,810	Dai-ichi Life Holdings, Inc.	738,535
8,389	Fidelity National Financial, Inc.	422,386
11,700	Japan Post Holdings Co., Ltd.	99,866
7,708	Marsh & McLennan Cos., Inc.	1,184,257
41,527	Old Republic International Corp.	1,064,337
46,870	T&D Holdings, Inc.	692,659
		9,484,127
	Materials - 1.2%
202,000	Asia Cement Corp.	323,640
44,464	BHP Group Ltd.(7)	1,425,985
233,050	China Resources Cement Holdings Ltd.	200,826
493,722	Elkem ASA(1)	1,800,813
156,791	Evraz plc	1,065,178
16,584	Fortescue Metals Group Ltd.	232,874
7,433	LafargeHolcim Ltd.	402,878
5,661	Linde plc*	1,804,048
27,684	Louisiana-Pacific Corp.	1,839,325
3,550	PhosAgro PJSC GDR	71,214
4,712	Rio Tinto Ltd.	374,631
831	Sika AG	290,745
		9,832,157
	Media & Entertainment - 0.7%
535	Alphabet, Inc. Class A*	1,447,747
10,850	International Games System Co., Ltd.	280,356
36,361	Interpublic Group of Cos., Inc.	1,292,270
2,900	Nintendo Co., Ltd.	1,421,120
23,100	Tencent Holdings Ltd.	1,447,499
		5,888,992
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
15,318	AbbVie, Inc.	2,096,881
20,300	AstraZeneca plc ADR	1,181,663
22,166	Bristol-Myers Squibb Co.	1,438,352
16,616	Gilead Sciences, Inc.	1,141,187
24,939	Johnson & Johnson	4,296,740
10,461	Merck & Co., Inc.	852,362
999	Moderna, Inc.*	169,161
18,546	Novartis AG	1,611,453
51,510	Pfizer, Inc.	2,714,062
4,424	Roche Holding AG	1,712,084
1,712	Sanofi	179,010
3,004	Sarepta Therapeutics, Inc.*	214,996

154

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.1% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 2.2% - (continued)
17,200	Takeda Pharmaceutical Co., Ltd.	$ 498,511
8,300	Zai Lab Ltd. ADR*	392,052
		18,498,514
	Real Estate - 1.6%
238,612	Aldar Properties PJSC	269,293
4,250	American Tower Corp. REIT	1,068,875
297,088	Barwa Real Estate Co.	274,282
142,000	CK Asset Holdings Ltd.	947,908
80,781	Equity LifeStyle Properties, Inc. REIT	6,324,345
43,700	Hongkong Land Holdings Ltd.	236,675
148,500	Kerry Properties Ltd.	419,492
38,150	Mitsubishi Estate Co., Ltd.	549,452
25,580	Mitsui Fudosan Co., Ltd. REIT	548,367
1,275	PSP Swiss Property AG	154,599
4,022	Public Storage REIT	1,442,008
61,400	Shimao Group Holdings Ltd.	45,252
144,100	Sino Land Co., Ltd.	186,709
29,550	Sun Hung Kai Properties Ltd.	360,525
111,400	Swire Properties Ltd.	296,961
3,343	WP Carey, Inc. REIT	259,417
		13,384,160
	Retailing - 0.9%
2,006,600	Allstar Co.(12)(13)(14)	—
2,512	Bath & Body Works, Inc.	140,848
2,989	Dick's Sporting Goods, Inc.	344,931
142,800	Harvey Norman Holdings Ltd.	497,707
5,687	Home Depot, Inc.	2,087,015
1,100	JD.com, Inc. Class A*	41,691
9,321	Lowe's Cos., Inc.	2,212,339
3,000	momo.com, Inc.	122,589
21,928	Qurate Retail, Inc. Series A	154,154
2,400	Shimamura Co., Ltd.	219,591
16,402	TJX Cos., Inc.	1,180,452
1,322	Williams-Sonoma, Inc.	212,234
18,100	Yamada Denki Co., Ltd.	61,085
8,500	ZOZO, Inc.	226,503
		7,501,139
	Semiconductors & Semiconductor Equipment - 0.9%
150	ASM International N.V.	51,537
850	ASPEED Technology, Inc.	95,517
68,000	Chipbond Technology Corp.	169,599
950	eMemory Technology, Inc.	55,461
11,750	Faraday Technology Corp.	88,332
11,890	First Solar, Inc.*	931,938
16,751	Intel Corp.	817,784
500	Lasertec Corp.	112,169
18,000	MediaTek, Inc.	714,945
4,006	QUALCOMM, Inc.	704,094
28,000	Realtek Semiconductor Corp.	543,204
6,056	SK Hynix, Inc.	626,843
4,336	SK Square Co., Ltd.*	197,827
24,294	STMicroelectronics N.V.	1,142,322
1,450	Tokyo Electron Ltd.	709,243
94,468	United Microelectronics Corp.	197,372
14,550	Vanguard International Semiconductor Corp.	70,188
		7,228,375
	Software & Services - 2.6%
5,024	Accenture plc Class A	1,776,386
10,342	Amdocs Ltd.	784,854
Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.1% - (continued)
	Software & Services - 2.6% - (continued)
5,967	Automatic Data Processing, Inc.	$ 1,230,216
5,944	Capgemini SE	1,336,309
852	CGI, Inc.*	72,743
4,505	Cognizant Technology Solutions Corp. Class A	384,817
409	Constellation Software, Inc.	704,436
1,555	Crowdstrike Holdings, Inc.*	280,895
5,719	Dassault Systemes SE	276,562
856	Datadog, Inc. Class A*	125,070
8,480	Dropbox, Inc. Class A*	209,880
7,441	Fidelity National Information Services, Inc.	892,325
3,406	Fortinet, Inc.*	1,012,400
2,297	Gartner, Inc.*	675,065
1,188	Global Payments, Inc.	178,057
715	HubSpot, Inc.*	349,492
12,916	International Business Machines Corp.	1,725,190
10,301	Microsoft Corp.	3,203,405
16,441	Nortonlifelock, Inc.	427,630
9,241	Nutanix, Inc.*	252,649
4,268	Oracle Corp.	346,391
1,100	Oracle Corp. Japan	82,270
2,290	Palo Alto Networks, Inc.*	1,184,846
4,800	Sansan, Inc.*	53,211
255	ServiceNow, Inc.*	149,374
8,308	SS&C Technologies Holdings, Inc.	663,560
1,842	Teradata Corp.*	74,306
7,500	Trend Micro, Inc.*	397,895
10,833	Visa, Inc. Class A	2,450,100
11,343	Western Union Co.	214,496
1,021	Zscaler, Inc.*	262,509
		21,777,339
	Technology Hardware & Equipment - 0.3%
83,000	Asustek Computer, Inc.	1,085,099
9,600	Canon, Inc.	227,047
42,750	E Ink Holdings, Inc.	233,009
151,000	Hon Hai Precision Industry Co., Ltd.	564,578
13,930	Pure Storage, Inc. Class A*	369,006
27,100	VTech Holdings Ltd.	213,928
		2,692,667
	Telecommunication Services - 1.0%
86,184	AT&T, Inc.	2,197,692
10,350	Emirates Telecommunications Group Co. PJSC	93,205
71,820	KDDI Corp.	2,294,556
2,183	KT Corp.*	57,356
74,462	Lumen Technologies, Inc.	920,350
38,778	Orange S.A.	455,543
6,708	SK Telecom Co., Ltd.	319,268
477,975	Telefonica Deutschland Holding AG	1,372,156
14,221	Verizon Communications, Inc.	756,984
79,463	Vodafone Group plc	139,526
		8,606,636
	Transportation - 0.7%
18,529	Canadian National Railway Co.	2,258,347
2,050	Kuehne + Nagel International AG	578,893
2,200	Nippon Yusen KK	172,466
1,690	Ryder System, Inc.	123,691
42,240	Schneider National, Inc. Class B	1,081,344

155

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 35.1% - (continued)
	Transportation - 0.7% - (continued)
147,250	SITC International Holdings Co., Ltd.	$ 561,255
5,614	United Parcel Service, Inc. Class B	1,135,207
		5,911,203
	Utilities - 2.4%
2,294	BKW AG	273,665
1,334,000	China Longyuan Power Group Corp. Ltd. Class H	2,721,744
166,000	China Resources Gas Group Ltd.	830,314
15,910	Edison International	998,989
78,741	EDP Renovaveis S.A.	1,655,251
50,138	Encavis AG	789,846
33,573	Endesa S.A.	751,652
329,052	Enel S.p.A.	2,532,581
59,040	Engie S.A.	908,142
148,100	ENN Energy Holdings Ltd.	2,357,791
71,643	Iberdrola S.A.	821,331
2,416,000	Kunlun Energy Co., Ltd.	2,505,506
135,861	National Grid plc	1,988,043
13,949	Rubis SCA	451,568
		19,586,423
	Total Common Stocks (cost $244,136,800)	$ 290,430,047
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Diversified Financials - 0.4%
18,485	KKR & Co., Inc. Series C, 6.00%*	$ 1,640,729
1,297	Mandatory Exchangeable Trust, 6.50%*(1)	1,453,064
	Total Convertible Preferred Stocks (cost $2,221,250)	$ 3,093,793
EQUITY LINKED SECURITIES - 6.4%
	Banks - 1.7%
$ 12,489	Goldman Sachs Group, Inc. (Royal Bank of Canada) 03/23/2022(1)	$ 4,498,675
295,772	Marathon Oil Corp. (Royal Bank of Canada) *	5,685,179
17,394	Salesforce.Com, Inc. (Royal Bank of Canada) 02/24/2022(1)	4,100,738
		14,284,592
	Diversified Financials - 4.1%
34,420	Alphabet, Inc. (Canadian Imperial Bank of Commerce) 12.00% 02/24/2022*(1)	4,549,845
11,310	Anthem Inc. (Bank of Montreal) 12.00% 03/23/2022*(1)	5,027,547
11,283	Atlassian Corp. (BNP Paribas Securities Services) 10.90% 02/24/2022*(1)	3,709,713
252,274	Ford Motor Co. (Bank of Montreal) 12.00% 03/23/2022*(1)	5,149,467
68,625	Johnson Controls International plc (BNP Paribas Securities Services) 10.90% 02/24/2022*(1)	4,994,222
Shares or Principal Amount			Market Value†
EQUITY LINKED SECURITIES - 6.4% - (continued)
	Diversified Financials - 4.1% - (continued)
$ 56,381	Micron Technology Inc. (Bank of Montreal) 12.00% 03/23/2022(1)		$ 4,701,898
23,381	Visa Inc-Class A Shares (Bank of Montreal) 12.00% 03/23/2022*(1)		5,217,135
			33,349,827
	Real Estate - 0.6%
57,730	Equity Residential (BNP Paribas Securities Services) 10.90%, 02/24/2022*		5,035,434
	Total Equity Linked Securities (cost $55,747,220)		$ 52,669,853
	Total Long-Term Investments (Cost $773,153,097)		$ 815,636,608
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.1%
9,078,923	Fixed Income Clearing Corp. Repurchase Agreement dated 1/31/2022 at 0.02%, due on 2/1/2022 with a maturity value of $ 9,078,928 ; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $ 9,260,600		$ 9,078,923
	Securities Lending Collateral - 0.2%
51,129	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(15)		51,129
1,376,969	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(15)		1,376,969
78,000	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(15)		78,000
			1,506,098
	Total Short-Term Investments (cost $10,585,021)		$ 10,585,021
	Total Investments (cost $783,738,118)	99.8%	$ 826,221,629
	Other Assets and Liabilities	0.2%	1,625,737
	Total Net Assets	100.0%	$ 827,847,366
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

156

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $224,363,845, representing 27.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of this security was $2,052,973, representing 0.2% of net assets.
(6)	Security is a zero-coupon bond.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2022.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2022, the market value of securities pledged was $635,534.
(12)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(13)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	2,006,600	$ —	$ —

(14)	Investment valued using significant unobservable inputs.
(15)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	37	03/31/2022	$ 8,016,281	$ (53,435)
U.S. Treasury 5-Year Note Future	210	03/31/2022	25,032,656	(241,851)
U.S. Treasury 10-Year Note Future	6	03/22/2022	767,813	(17,136)
U.S. Treasury 10-Year Ultra Future	97	03/22/2022	13,854,328	(145,198)
Total futures contracts				$ (457,620)

157

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
38,234,742	USD	33,754,000	EUR	TDB	02/28/2022	$ 292,602
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 141,508,989	$ —	$ 141,508,989	$ —
Convertible Bonds	32,975,133	—	32,975,133	—
Corporate Bonds	113,659,321	—	113,659,321	—
Foreign Government Obligations	8,352,192	—	8,352,192	—
Municipal Bonds	8,262,077	—	8,262,077	—
Senior Floating Rate Interests	78,239,400	—	78,239,400	—
U.S. Government Agencies	13,645,958	—	13,645,958	—
U.S. Government Securities	72,799,845	—	72,799,845	—
Common Stocks
Automobiles & Components	5,212,751	213,990	4,998,761	—
Banks	22,983,083	12,349,629	10,633,454	—
Capital Goods	34,406,109	15,667,154	18,738,955	—
Commercial & Professional Services	7,290,452	—	7,290,452	—
Consumer Durables & Apparel	23,678,342	21,334,271	2,344,071	—
Consumer Services	5,567,377	3,390,050	2,177,327	—
Diversified Financials	9,568,561	7,593,170	1,975,391	—
Energy	2,881,638	—	2,881,638	—
Food & Staples Retailing	6,442,453	1,078,913	5,363,540	—
Food, Beverage & Tobacco	21,174,636	8,252,572	12,922,064	—
Health Care Equipment & Services	14,046,137	10,909,783	3,136,354	—
Household & Personal Products	6,786,776	4,467,680	2,319,096	—
Insurance	9,484,127	4,742,815	4,741,312	—
Materials	9,832,157	3,643,373	6,188,784	—
Media & Entertainment	5,888,992	2,740,017	3,148,975	—
Pharmaceuticals, Biotechnology & Life Sciences	18,498,514	14,105,404	4,393,110	—
Real Estate	13,384,160	9,094,645	4,289,515	—
Retailing	7,501,139	6,331,973	1,169,166	—
Semiconductors & Semiconductor Equipment	7,228,375	2,651,643	4,576,732	—
Software & Services	21,777,339	19,631,092	2,146,247	—
Technology Hardware & Equipment	2,692,667	582,934	2,109,733	—
Telecommunication Services	8,606,636	3,875,026	4,731,610	—
Transportation	5,911,203	4,598,589	1,312,614	—
Utilities	19,586,423	1,829,303	17,757,120	—
Convertible Preferred Stocks	3,093,793	3,093,793	—	—
Equity Linked Securities	52,669,853	—	52,669,853	—
Short-Term Investments	10,585,021	1,506,098	9,078,923	—
Foreign Currency Contracts(2)	292,602	—	292,602	—
Total	$ 826,514,231	$ 163,683,917	$ 662,830,314	$ —
Liabilities
Futures Contracts(2)	$ (457,620)	$ (457,620)	$ —	$ —
Total	$ (457,620)	$ (457,620)	$ —	$ —

(1)	For the period ended January 31, 2022, investments valued at $584,914 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
158

The Hartford Municipal Opportunities Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5%
	Alabama - 1.1%
	Alabama Federal Aid Highway Finance Auth
$ 1,615,000	5.00%, 09/01/2026	$ 1,657,245
1,250,000	5.00%, 09/01/2034	1,491,472
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,657,742
	Black Belt Energy Gas Dist, AL
1,250,000	4.00%, 12/01/2023	1,308,632
1,570,000	4.00%, 12/01/2024	1,675,452
2,955,000	4.00%, 12/01/2025	3,207,189
3,000,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2042	3,544,148
2,660,000	Jefferson County, AL, GO 5.00%, 04/01/2024	2,877,167
	State of Alabama, Docks Department, (AGM Insured)
230,000	5.00%, 10/01/2024	251,730
1,000,000	5.00%, 10/01/2032	1,162,814
	State of Alabama, Troy University, Rev, (BAM Insured)
1,000,000	5.00%, 11/01/2025	1,132,494
1,250,000	5.00%, 11/01/2026	1,452,565
1,620,000	5.00%, 11/01/2027	1,926,514
		23,345,164
	Alaska - 0.4%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,161,382
1,000,000	5.00%, 09/01/2026	1,078,914
	Northern Tobacco Securitization Corp.
1,385,000	4.00%, 06/01/2036	1,600,370
1,350,000	4.00%, 06/01/2037	1,553,933
1,000,000	4.00%, 06/01/2038	1,148,387
		7,542,986
	Arizona - 0.2%
2,000,000	City of Phoenix, AZ, Civic Improvement Corp. 4.00%, 07/01/2038	2,211,005
53,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(1)	53,060
	Tempe, AZ, Industrial Dev Auth Rev
2,870,000	1.13%, 12/01/2026	2,774,720
10,000	4.00%, 10/01/2023(1)	10,000
		5,048,785
	California - 9.6%
	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured)
475,000	4.00%, 08/01/2034	534,441
1,000,000	4.00%, 08/01/2036	1,122,899
7,960,000	Bay Area Toll Auth 0.36%, 04/01/2056(2)	7,960,966
8,500,000	California Community Choice Financing Auth 4.00%, 10/01/2052(3)	9,453,613
	California County, CA, Tobacco Securitization Agency
1,050,000	5.00%, 06/01/2022	1,061,024
150,000	5.00%, 06/01/2030	187,737
300,000	5.00%, 06/01/2032	372,285
500,000	5.00%, 06/01/2033	620,189
	California Enterprise Dev Auth
1,250,000	5.00%, 08/01/2035	1,505,939
1,075,000	5.00%, 08/01/2055	1,249,211
5,155,000	California Health Facs Financing Auth 4.00%, 08/15/2040	5,973,773
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	California - 9.6% - (continued)
	California Municipal Finance Auth
$ 1,650,000	4.00%, 10/01/2046	$ 1,834,479
3,285,000	4.00%, 10/01/2049	3,641,219
775,000	5.00%, 05/15/2028	924,984
800,000	5.00%, 05/15/2031	1,003,317
	California Public Finance Auth
1,195,000	2.38%, 11/15/2028(1)	1,199,584
1,000,000	3.13%, 05/15/2029(1)	1,006,119
	California State Communities Dev Auth Rev
185,000	5.00%, 10/01/2022	190,341
1,000,000	5.63%, 10/01/2032	1,033,160
1,000,000	California State Health Facs Finance Auth Rev 5.00%, 02/01/2029	1,172,973
3,000,000	California State, GO Taxable, 5.00%, 08/01/2029	3,455,691
1,000,000	Cathedral City, CA, Redev Agency Successor Agency, (BAM Insured) 4.00%, 08/01/2034	1,143,035
	City of Los Angeles, CA, Department of Airports
7,000,000	3.00%, 05/15/2040	7,047,804
4,000,000	4.00%, 05/15/2035	4,632,907
1,000,000	5.00%, 05/15/2029	1,178,682
	Elk Grove, CA, Finance Auth Special Tax, (BAM Insured)
315,000	5.00%, 09/01/2031	355,719
910,000	5.00%, 09/01/2032	1,026,951
2,600,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2031(4)	1,979,291
39,025,000	Golden State Tobacco Securitization Corp. 0.00%, 06/01/2066(4)	6,208,636
	Hemet, CA, Unified School Dist Financing Auth Special Tax
1,440,000	5.00%, 09/01/2030	1,568,718
1,535,000	5.00%, 09/01/2031	1,669,989
	Inglewood, CA, Redevelopment Agency, (BAM Insured)
1,000,000	5.00%, 05/01/2028	1,171,936
1,000,000	5.00%, 05/01/2029	1,172,250
5,225,000	Long Beach, CA, Finance Auth Natural Gas 1.56%, 11/15/2027, 3 mo. USD LIBOR + 1.45000%(2)	5,285,166
2,500,000	Los Angeles Department of Water & Power 5.00%, 07/01/2025	2,815,345
21,505,000	Los Angeles Unified School District, GO 5.00%, 07/01/2025	24,240,703
500,000	Oakland, CA, Airport Rev 5.00%, 05/01/2023	505,608
	Orange County, CA, Community Facs Dist, Special Tax
980,000	5.00%, 08/15/2034	1,077,759
1,000,000	5.00%, 08/15/2036	1,118,290
2,500,000	5.00%, 08/15/2041	2,787,051
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Successor Agency, (AGM Insured) 5.00%, 09/01/2029	1,093,853
2,000,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2048	2,227,324
	San Diego County, CA, Regional Airport Auth
4,800,000	4.00%, 07/01/2036	5,430,398
3,000,000	4.00%, 07/01/2039	3,360,424
60,000	San Diego, CA, Redevelopment Agency Successor Agency 5.25%, 09/01/2026	60,258

159

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	California - 9.6% - (continued)
	San Diego, CA, United School Dist, GO
$ 805,000	4.00%, 07/01/2034	$ 874,629
865,000	4.00%, 07/01/2035	939,215
1,400,000	San Francisco, CA, City & County Airport Comm-San Francisco International Airport 5.00%, 05/01/2042	1,614,507
	San Joaquin Hills Transportation Corridor Agcy.
1,415,000	4.00%, 01/15/2034	1,636,428
2,665,000	5.00%, 01/15/2033	3,371,918
	Santa Margarita, CA, Water Dist Special Tax
485,000	5.00%, 09/01/2022	496,135
475,000	5.00%, 09/01/2023	501,677
480,000	5.00%, 09/01/2024	505,477
480,000	5.00%, 09/01/2025	504,643
2,065,000	5.00%, 09/01/2028	2,225,286
9,960,000	Southern California Public Power Auth 0.08%, 07/01/2036(3)	9,960,000
	State of California, GO
2,315,000	4.00%, 11/01/2041	2,512,668
17,500,000	5.00%, 10/01/2024	19,274,434
25,000,000	5.00%, 10/01/2025	28,306,320
1,500,000	Stockton, CA, Redevelopment Agency, (AGM Insured) 5.00%, 09/01/2029	1,730,103
8,930,000	Tobacco Securitization Auth of Northern California 0.00%, 06/01/2060(4)	1,906,034
		201,021,515
	Colorado - 1.9%
	Arapahoe County, CO, School Dist No. 6 Littleton, GO, (State Aid Withholding Insured)
1,230,000	5.50%, 12/01/2032	1,550,041
1,655,000	5.50%, 12/01/2034	2,086,037
	City & County of Denver, CO, Airport System Rev
7,985,000	5.00%, 12/01/2029	9,503,034
1,000,000	5.00%, 12/01/2034	1,282,174
1,575,000	5.00%, 12/01/2036	2,070,160
	Colorado Health Facs Auth Rev
1,320,000	4.00%, 12/01/2040	1,481,147
6,665,000	5.00%, 08/01/2044	7,837,565
1,470,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2031	1,662,733
3,650,000	E-470 Public Highway, CO, Auth Rev 0.38%, 09/01/2039, 1 mo. USD SOFR + 0.350%(2)	3,646,588
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,239,819
1,195,000	5.00%, 12/01/2033	1,422,240
1,035,000	Regional, CO, Transportation Dist 5.00%, 07/15/2031	1,285,964
1,590,000	University of Colorado 2.00%, 06/01/2051(3)	1,615,276
	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured)
230,000	5.00%, 12/15/2023	245,796
125,000	5.00%, 12/15/2025	140,964
50,000	5.00%, 12/15/2026	56,416
225,000	5.00%, 12/15/2030	253,067
160,000	5.00%, 12/15/2032	179,714
		38,558,735
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Connecticut - 2.6%
$ 6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	$ 7,332,494
	Connecticut Housing Finance Auth Rev
4,615,000	3.00%, 11/15/2050	4,823,354
105,000	4.00%, 11/15/2044	107,496
565,000	4.00%, 11/15/2045	585,907
1,110,000	4.00%, 05/15/2047	1,179,057
	Connecticut State Health & Educational Facs Auth
9,290,000	1.10%, 07/01/2049(3)(5)	9,290,000
440,000	5.00%, 07/01/2027	504,387
430,000	5.00%, 07/01/2028	500,870
1,150,000	5.00%, 07/01/2029	1,382,504
720,000	5.00%, 07/01/2030	847,320
545,000	5.00%, 07/01/2031	647,189
950,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	1,063,057
1,500,000	New Britain, CT, GO, (AGM Insured) 5.00%, 03/01/2031	1,734,261
2,600,000	New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,845,999
	State of Connecticut, GO
3,090,000	3.00%, 01/15/2023	3,159,038
1,000,000	3.00%, 06/01/2038	1,042,571
470,000	5.00%, 04/15/2022	474,469
250,000	5.00%, 03/15/2024	270,793
1,450,000	5.00%, 03/15/2025	1,620,264
750,000	5.00%, 05/15/2025	842,238
2,425,000	5.00%, 06/15/2026	2,807,644
2,500,000	5.00%, 04/15/2029	2,933,044
	State of Connecticut, Special Tax Rev
1,000,000	5.00%, 05/01/2032	1,241,913
2,000,000	5.00%, 11/01/2032	2,561,555
750,000	5.00%, 05/01/2033	930,364
2,015,000	5.00%, 08/01/2034	2,254,048
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	478,825
1,000,000	5.00%, 11/15/2032	1,181,680
		54,642,341
	Delaware - 0.1%
	Delaware River & Bay Auth
675,000	5.00%, 01/01/2028	809,801
400,000	5.00%, 01/01/2030	499,263
		1,309,064
	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	783,939
270,000	5.00%, 07/01/2037	286,803
755,000	Metropolitan Washington, DC, Airports Auth System Rev 5.00%, 10/01/2028	903,431
		1,974,173
	Florida - 4.4%
	Broward County, FL, Airport System Rev
2,175,000	4.00%, 10/01/2044	2,369,507
1,250,000	5.00%, 10/01/2024	1,366,722
2,830,000	5.00%, 09/01/2028	3,436,026
	Capital Projects, FL, Finance Auth
1,315,000	5.00%, 10/01/2027	1,517,604
1,000,000	5.00%, 10/01/2028	1,170,618
1,430,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	1,588,523

160

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Florida - 4.4% - (continued)
	City of Pompano Beach FL
$ 1,490,000	1.45%, 01/01/2027	$ 1,447,722
3,600,000	2.00%, 01/01/2029	3,452,771
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	631,645
1,000,000	0.00%, 09/01/2038(4)	574,475
2,065,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	2,225,967
	Florida Dev Finance Corp.
350,000	5.00%, 04/01/2023	366,491
500,000	5.00%, 04/01/2024	539,591
200,000	5.00%, 04/01/2025	222,133
3,380,000	Gainesville, FL, Utilities System Rev 5.00%, 10/01/2047	4,098,338
	Greater Orlando, FL, Aviation Auth
485,000	5.00%, 10/01/2024	489,449
5,000,000	5.00%, 10/01/2033	6,066,494
5,000,000	5.00%, 10/01/2034	6,063,476
500,000	Magnolia Creek, FL, Community Dev Dist Capital Improvement 5.90%, 05/01/2039(6)	275,000
1,000,000	Manatee County, FL, School Dist, (AGM Insured) 5.00%, 10/01/2030	1,171,651
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,075,837
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,027,533
2,500,000	5.00%, 10/01/2026	2,572,567
530,000	5.00%, 10/01/2027	580,074
	Orange County, FL, Convention Center/Orlando
1,000,000	5.00%, 10/01/2024	1,098,623
1,520,000	5.00%, 10/01/2025	1,718,691
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,297,293
1,280,000	5.00%, 08/01/2025	1,395,408
1,350,000	5.00%, 08/01/2026	1,471,720
8,075,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(3)	7,968,253
	Osceola County, FL, Transportation Rev
1,330,000	0.00%, 10/01/2031(4)	1,020,677
1,000,000	0.00%, 10/01/2032(4)	738,664
	Palm Beach County, FL, Health Facs Auth
6,265,000	2.63%, 06/01/2025	6,295,752
660,000	6.75%, 06/01/2024	686,567
1,000,000	6.80%, 06/01/2025	1,040,417
	Polk County, FL, Industrial Dev Auth
1,750,000	5.00%, 01/01/2039	1,909,787
4,850,000	5.00%, 01/01/2055	5,240,600
	Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,338,348
3,000,000	4.00%, 07/01/2029	3,330,181
1,150,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	1,339,421
3,330,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	3,332,379
1,000,000	St. Johns County, FL, Industrial Dev Auth 4.00%, 12/15/2050	1,033,180
840,000	Village Community Dev. Dist. No. 13 2.55%, 05/01/2031	822,305
	Volusia County, FL, Educational Facs Auth
60,000	4.00%, 10/15/2035	67,206
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Florida - 4.4% - (continued)
$ 55,000	4.00%, 10/15/2036	$ 61,542
750,000	4.00%, 10/15/2037	838,391
750,000	4.00%, 10/15/2038	836,947
		91,212,566
	Georgia - 3.3%
10,000,000	Bartow County, GA, Dev Auth 1.55%, 08/01/2043(3)	10,052,413
	Burke County, GA, Dev Auth Rev
4,995,000	1.50%, 01/01/2040(3)	5,028,896
3,000,000	1.55%, 12/01/2049(3)	3,015,724
2,665,000	2.25%, 10/01/2032(3)	2,709,435
4,450,000	3.00%, 11/01/2045(3)	4,541,367
3,645,000	County of Monroe, GA, Dev Auth 1.00%, 07/01/2049(3)	3,578,321
	Main Street Natural Gas, Inc., GA
2,150,000	4.00%, 08/01/2049(3)	2,305,977
15,045,000	4.00%, 07/01/2052(3)	16,853,204
4,165,000	5.00%, 05/15/2032	4,910,142
	Municipal Electric Auth, GA
1,100,000	4.00%, 01/01/2051	1,205,105
1,000,000	5.00%, 11/01/2022	1,032,268
1,075,000	5.00%, 01/01/2024	1,112,989
4,595,000	5.00%, 01/01/2028	5,264,000
1,825,000	5.00%, 01/01/2028	2,098,279
740,000	5.00%, 01/01/2031	919,517
1,100,000	5.00%, 01/01/2032	1,362,930
515,000	5.00%, 01/01/2033	637,667
1,700,000	5.00%, 01/01/2056	1,998,699
		68,626,933
	Hawaii - 0.1%
2,000,000	State of Hawaii Airports System Rev 5.00%, 08/01/2022	2,044,043
	Idaho - 0.3%
4,930,000	Idaho Health Facs Auth 4.00%, 03/01/2046	5,567,064
	Illinois - 13.1%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
530,000	0.00%, 01/01/2025(4)	507,800
765,000	0.00%, 01/01/2027(4)	702,324
3,495,000	Chicago Board of Education GO 4.00%, 12/01/2047(5)	3,680,818
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(4)	2,318,327
1,030,000	5.00%, 12/01/2022	1,066,161
600,000	5.00%, 12/01/2023	640,154
1,000,000	5.00%, 12/01/2024	1,100,301
4,500,000	5.00%, 12/01/2032	5,296,578
2,470,000	5.00%, 12/01/2033	2,896,653
6,460,000	5.00%, 12/01/2034	7,418,654
1,510,000	5.00%, 12/01/2042	1,546,077
1,000,000	5.00%, 04/01/2046	1,125,633
3,760,000	5.00%, 12/01/2046	4,226,129
715,000	6.00%, 04/01/2046	833,553
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
1,000,000	4.00%, 12/01/2051	1,146,587
2,355,000	5.00%, 12/01/2024	2,603,680
1,635,000	5.00%, 12/01/2025	1,857,075
3,500,000	5.00%, 12/01/2027	4,075,661

161

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Illinois - 13.1% - (continued)
$ 1,700,000	5.25%, 12/01/2032	$ 2,249,105
	Chicago, IL, O'Hare International Airport
3,705,000	5.00%, 01/01/2031	4,556,420
6,295,000	5.00%, 01/01/2032	7,721,506
	Chicago, IL, Transit Auth
1,000,000	4.00%, 12/01/2050	1,114,691
1,250,000	4.00%, 12/01/2055	1,372,196
415,000	5.00%, 06/01/2025	464,194
8,250,000	5.00%, 12/01/2046	9,469,778
1,000,000	5.00%, 12/01/2055	1,182,133
	City of Chicago, IL, GO, (NATL Insured)
325,000	0.00%, 01/01/2026(4)	301,489
65,000	5.00%, 01/01/2023	67,269
2,000,000	5.00%, 01/01/2024	2,134,453
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,103,820
2,500,000	5.00%, 01/01/2029	2,758,793
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	139,000
1,000,000	5.00%, 11/01/2027	1,165,552
1,020,000	5.00%, 11/01/2028	1,115,284
1,205,000	5.00%, 11/01/2029	1,239,558
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	3,817,630
	Cook County, IL, Community High School Dist No. 212 Leyden, (BAM Insured)
1,775,000	5.00%, 12/01/2026	1,967,680
310,000	5.00%, 12/01/2027	343,193
1,000,000	5.00%, 12/01/2034	1,104,122
	Cook County, IL, GO
3,100,000	4.00%, 11/15/2025	3,369,231
2,970,000	4.00%, 11/15/2026	3,274,381
1,000,000	5.00%, 11/15/2026	1,148,191
4,300,000	5.00%, 11/15/2027	5,016,818
2,940,000	5.00%, 11/15/2031	3,621,442
	County of Cook, IL, Sales Tax Rev
1,000,000	5.00%, 11/15/2030	1,250,124
1,690,000	5.00%, 11/15/2031	2,118,688
	Illinois State Finance Auth Rev
240,000	5.00%, 09/01/2022	245,726
1,000,000	5.00%, 10/01/2023	1,066,840
1,000,000	5.00%, 11/15/2023	1,069,484
5,000,000	5.00%, 02/15/2027	5,851,604
700,000	5.00%, 10/01/2028	805,848
1,000,000	5.00%, 11/15/2028	1,124,989
2,650,000	5.00%, 11/15/2031	2,928,870
1,420,000	5.00%, 08/15/2033	1,772,349
2,500,000	5.00%, 11/15/2033	2,759,707
2,135,000	5.00%, 11/15/2034	2,395,157
1,045,000	5.00%, 08/15/2035	1,301,207
3,035,000	5.00%, 05/15/2050(3)	3,294,128
	Illinois State Toll Highway Auth, Taxable Rev
5,030,000	4.00%, 01/01/2040	5,784,599
1,000,000	5.00%, 01/01/2027	1,039,630
2,500,000	5.00%, 01/01/2031	2,970,695
10,000,000	5.00%, 01/01/2044	12,157,342
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,507,515
1,700,000	5.00%, 01/01/2034	1,822,791
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Illinois - 13.1% - (continued)
$ 1,700,000	5.00%, 01/01/2035	$ 1,821,449
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	2,079,327
2,000,000	5.00%, 01/01/2029	2,372,503
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
1,150,000	5.00%, 02/01/2025	1,270,980
4,000,000	5.00%, 02/01/2026	4,528,492
1,665,000	5.00%, 02/01/2034	1,882,223
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
4,000,000	0.00%, 12/15/2024(4)	3,792,085
2,000,000	0.00%, 06/15/2027(4)	1,782,097
3,895,000	0.00%, 12/15/2042(7)	3,014,160
2,980,000	4.00%, 12/15/2042(5)	3,223,211
1,000,000	5.00%, 12/15/2035	1,106,278
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.00%, 06/01/2026	1,142,040
1,940,000	5.00%, 06/01/2027	2,207,372
	Regional Transportation, IL, Auth Rev
600,000	5.00%, 06/01/2035	684,953
8,775,000	6.00%, 07/01/2024	9,342,083
3,525,000	6.00%, 07/01/2031	4,511,670
	Sales Tax Securitization Corp., IL Rev
1,000,000	5.00%, 01/01/2025	1,107,759
1,400,000	5.00%, 01/01/2026	1,594,276
2,560,000	5.00%, 01/01/2029	3,059,090
5,545,000	5.00%, 01/01/2030	6,713,998
	State of Illinois, GO
3,500,000	5.00%, 11/01/2024	3,840,585
1,500,000	5.00%, 08/01/2025	1,529,858
4,785,000	5.00%, 11/01/2025	5,367,384
1,985,000	5.00%, 02/01/2026	2,128,719
2,000,000	5.00%, 10/01/2026	2,279,569
6,540,000	5.00%, 11/01/2026	7,464,472
1,250,000	5.00%, 02/01/2027	1,432,387
2,715,000	5.00%, 11/01/2028	3,130,854
1,215,000	5.00%, 03/01/2029	1,433,373
4,750,000	5.00%, 03/01/2030	5,686,449
5,480,000	5.00%, 10/01/2031	6,582,598
950,000	5.00%, 05/01/2033	1,019,953
5,240,000	5.00%, 12/01/2034	5,991,523
3,460,000	5.00%, 03/01/2046	4,080,651
835,000	5.38%, 05/01/2023	879,967
	State of Illinois, Sales Tax Rev
1,185,000	5.00%, 06/15/2024	1,246,088
280,000	6.50%, 06/15/2022	286,249
		272,744,112
	Indiana - 1.2%
1,963,368	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	2,023,701
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC/COLL Insured)
4,475,000	3.00%, 07/01/2050	4,685,341
2,260,000	3.00%, 07/01/2051	2,363,046
5,185,000	3.00%, 07/01/2052(5)	5,495,998
1,630,000	3.25%, 07/01/2049	1,709,100
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,252,505
870,000	5.00%, 01/01/2033	1,036,753

162

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Indiana - 1.2% - (continued)
$ 180,000	5.00%, 01/01/2034	$ 214,321
	Indiana State Finance Auth Rev
1,625,000	5.00%, 03/01/2023	1,688,752
1,000,000	5.00%, 12/01/2029	1,105,597
	Indianapolis, IN, Local Public Improvement Bond Bank
1,000,000	5.00%, 01/01/2029	1,065,348
1,000,000	5.00%, 01/01/2031	1,135,491
2,000,000	Whiting, IN, Environmental Facs Rev 5.00%, 03/01/2046(3)	2,083,317
		25,859,270
	Iowa - 0.2%
	Iowa Student Loan Liquidity Corp.
180,000	5.00%, 12/01/2022	186,329
650,000	5.00%, 12/01/2024	711,963
2,645,000	State of Iowa, Tobacco Settlement Auth 4.00%, 06/01/2049	2,879,013
		3,777,305
	Kansas - 0.1%
	Wyandotte County-Kansas City, KS, System Rev
1,000,000	5.00%, 09/01/2025	1,097,190
1,390,000	5.00%, 09/01/2028	1,563,443
		2,660,633
	Kentucky - 1.0%
4,750,000	County of Trimble, KY 1.30%, 09/01/2044(3)	4,676,709
	Kentucky Bond Dev Corp.
1,000,000	5.00%, 09/01/2032	1,207,470
1,100,000	5.00%, 09/01/2033	1,327,737
1,200,000	5.00%, 09/01/2034	1,445,438
1,025,000	5.00%, 09/01/2035	1,231,307
2,910,000	Kentucky Economic Dev Finance Auth, (AGM Insured) 5.00%, 12/01/2047	3,005,143
4,000,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	4,253,631
2,600,000	Louisville & Jefferson County, KY, Metropolitan Gov't Rev Catholic Health Initiatives 5.00%, 12/01/2023	2,638,728
		19,786,163
	Louisiana - 1.3%
1,965,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(3)	1,948,301
1,215,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	1,310,513
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	1,050,666
1,155,000	6.00%, 11/15/2030	1,254,780
1,750,000	6.00%, 11/15/2035	1,875,528
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,411,780
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	844,600
500,000	5.00%, 01/01/2027	576,005
1,250,000	5.00%, 01/01/2034	1,362,893
710,000	5.00%, 01/01/2035	814,614
3,740,000	Parish of St. John the Baptist, LA 2.38%, 06/01/2037(3)	3,859,790
	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured)
1,815,000	5.00%, 01/01/2026	2,075,824
1,220,000	5.00%, 01/01/2027	1,433,733
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Louisiana - 1.3% - (continued)
$ 2,000,000	Shreveport, LA, Water & Sewer Rev, (AGM Insured) 5.00%, 12/01/2027	$ 2,270,849
2,500,000	State of Louisiana Gasoline & Fuels Tax Rev 3.00%, 05/01/2041	2,617,298
		27,707,174
	Maine - 0.2%
1,000,000	Finance Auth of Maine Rev, (AGM Insured) 5.00%, 12/01/2023	1,065,853
	Maine Health & Higher Educational Facs Auth, (AGM Insured)
520,000	5.00%, 07/01/2022	529,903
535,000	5.00%, 07/01/2023	566,287
675,000	5.00%, 07/01/2024	737,766
1,800,000	Maine State Housing Auth Rev 4.00%, 11/15/2050	1,939,657
		4,839,466
	Maryland - 0.4%
480,000	Howard County, MD, Special Obligation 4.00%, 02/15/2028(1)	503,595
5,825,000	Maryland Community Dev Administration 3.00%, 09/01/2051	6,128,743
1,840,000	State of Maryland, GO 5.00%, 03/15/2028	2,167,955
		8,800,293
	Massachusetts - 2.0%
1,000,000	Massachusetts Clean Water Trust 5.00%, 02/01/2024	1,079,765
	Massachusetts Dev Finance Agency, Rev
3,760,000	0.66%, 07/01/2049(1)(2)	3,757,949
1,000,000	4.00%, 10/01/2024(1)	1,071,085
1,000,000	4.00%, 10/01/2025(1)	1,070,661
635,000	4.00%, 10/01/2026(1)	679,511
165,000	4.00%, 07/15/2036	181,866
1,000,000	5.00%, 07/01/2025	1,124,350
1,720,000	5.00%, 07/01/2028	1,969,203
1,850,000	5.00%, 07/01/2029	2,160,605
3,350,000	5.00%, 07/01/2030	3,891,909
955,000	5.00%, 07/01/2031	1,136,175
2,760,000	5.00%, 07/01/2035	3,145,993
1,500,000	5.00%, 07/15/2040	2,065,356
	Massachusetts Educational Financing Auth
500,000	5.00%, 01/01/2025	545,157
1,030,000	5.00%, 07/01/2026	1,162,296
1,050,000	5.00%, 07/01/2027	1,208,871
1,125,000	5.00%, 07/01/2030	1,373,125
1,250,000	5.00%, 07/01/2031	1,543,314
	Massachusetts Housing Finance Agency
4,000,000	3.00%, 06/01/2047	4,196,498
500,000	3.10%, 06/01/2023	511,338
900,000	3.15%, 06/01/2023	920,878
400,000	3.25%, 06/01/2024	413,390
2,170,000	Massachusetts Port Auth 5.00%, 07/01/2034	2,370,633
200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	232,653
2,200,000	Massachusetts State, Port Auth Rev 5.00%, 07/01/2034	2,757,870
		40,570,451
	Michigan - 1.8%
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	5,777,406
1,200,000	Lincoln Park, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,486,118

163

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Michigan - 1.8% - (continued)
	Michigan Finance Auth Rev
$ 1,000,000	4.00%, 12/01/2047	$ 1,136,031
1,000,000	5.00%, 07/01/2027	1,123,636
1,000,000	5.00%, 07/01/2028	1,121,141
1,000,000	5.00%, 07/01/2029	1,090,479
2,700,000	5.00%, 10/01/2030	2,970,023
2,555,000	5.00%, 06/01/2033	2,788,159
1,000,000	5.00%, 06/01/2034	1,091,256
915,000	5.00%, 11/01/2034	1,112,865
1,000,000	5.00%, 11/01/2035	1,213,005
1,000,000	5.00%, 11/01/2036	1,209,783
1,000,000	5.00%, 11/01/2038	1,207,675
1,000,000	Michigan State Building Auth Rev 5.00%, 04/15/2027	1,168,193
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,707,893
345,000	4.00%, 11/15/2032	391,227
2,075,000	5.00%, 11/15/2047	2,510,153
2,455,000	Michigan State Housing Dev Auth 4.25%, 12/01/2049	2,645,745
1,375,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	1,692,237
370,000	State of Michigan Rev 5.00%, 03/15/2027	436,468
2,465,000	Wayne County, MI, Airport Auth Rev, 5.00%, 12/01/2030	2,739,854
		36,619,347
	Minnesota - 1.6%
1,180,000	Duluth, MN, Independent School Dist No. 709, (SCP Insured) 4.00%, 02/01/2027	1,297,588
1,968,377	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	1,963,275
1,750,000	Minnesota Higher Education Facs Auth 4.00%, 10/01/2046	1,994,419
4,250,000	Minnesota Housing Finance Agency 3.00%, 07/01/2052	4,470,294
	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
315,000	1.45%, 07/01/2024	314,134
375,000	1.55%, 07/01/2025	372,815
	Minnesota Housing Finance Agency, GO
4,885,000	3.00%, 01/01/2051	5,106,565
6,910,000	3.00%, 07/01/2052	7,257,304
9,000,000	5.00%, 09/01/2024	9,908,603
	St. Francis, MN, Independent School Dist No. 15, GO, (SCP Insured)
315,000	4.00%, 02/01/2029	323,889
365,000	4.00%, 02/01/2030	375,079
750,000	4.00%, 02/01/2031	770,182
		34,154,147
	Mississippi - 0.7%
1,970,000	Mississippi Dev Bank, Special Obligation, (BAM Insured) 5.00%, 10/01/2033	2,377,135
	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured)
770,000	3.00%, 12/01/2050	805,302
3,335,000	3.00%, 06/01/2051	3,497,876
	State of Mississippi
1,000,000	5.00%, 10/15/2025	1,128,813
2,450,000	5.00%, 10/15/2029	2,769,164
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Mississippi - 0.7% - (continued)
$ 1,000,000	5.00%, 10/15/2036	$ 1,197,318
1,600,000	5.00%, 10/15/2037	1,915,186
		13,690,794
	Missouri - 0.8%
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	649,310
1,000,000	5.00%, 07/01/2032	1,175,773
1,000,000	5.00%, 07/01/2047	1,171,373
5,400,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	5,792,861
6,650,000	Missouri Housing Dev Commission, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	7,068,079
1,255,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2026	1,425,164
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027(6)	260,000
		17,542,560
	Montana - 0.2%
1,830,000	Montana Board of Housing 4.00%, 12/01/2043	1,936,277
2,500,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2028	2,899,446
		4,835,723
	Nebraska - 2.0%
	Central Plains, NE, Energy Project
1,000,000	5.00%, 09/01/2022	1,024,319
210,000	5.00%, 09/01/2025	234,643
3,325,000	5.00%, 09/01/2028	3,934,270
1,530,000	5.00%, 09/01/2033	1,923,904
3,890,000	5.00%, 09/01/2042	5,239,202
4,730,000	Nebraska Investment Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2045	4,949,760
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
8,385,000	3.00%, 09/01/2050	8,797,078
7,380,000	3.00%, 03/01/2052	7,802,011
3,865,000	5.00%, 01/01/2024	4,159,468
4,300,000	Washington County, NE, Rev 0.90%, 09/01/2030(3)	4,242,486
		42,307,141
	Nevada - 1.4%
	City of North Las Vegas, NV
460,000	4.50%, 06/01/2039	501,825
710,000	4.63%, 06/01/2043	771,551
955,000	4.63%, 06/01/2049	1,031,040
	City of Reno, NV, Sales Tax Rev
250,000	5.00%, 06/01/2024	267,067
250,000	5.00%, 06/01/2026	278,843
535,000	City of Sparks, NV 2.50%, 06/15/2024(1)	538,973
	Clark County, NV, School Dist, GO
7,500,000	5.00%, 06/15/2024	8,170,814
830,000	5.00%, 06/15/2026	943,713
1,000,000	5.00%, 06/15/2028	1,191,078
4,560,000	5.00%, 06/15/2029	5,613,775
1,900,000	5.00%, 06/15/2029	2,261,875
1,500,000	5.00%, 06/15/2031	1,868,472

164

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Nevada - 1.4% - (continued)
	Las Vegas, NV, New Convention Center Auth Rev
$ 1,900,000	5.00%, 07/01/2029	$ 2,153,510
400,000	5.00%, 07/01/2031	429,741
365,000	5.00%, 07/01/2032	391,869
300,000	5.00%, 07/01/2033	321,863
475,000	5.00%, 07/01/2034	509,384
750,000	5.00%, 07/01/2043	879,519
	Las Vegas, NV, Special Improvement Dist
275,000	5.00%, 06/01/2027	293,150
300,000	5.00%, 06/01/2028	318,966
530,000	5.00%, 06/01/2029	561,919
10,000	Nevada State, GO 5.00%, 03/01/2026	10,448
		29,309,395
	New Hampshire - 0.2%
1,320,000	New Hampshire Business Finance Auth 4.00%, 01/01/2041	1,411,265
1,715,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	2,508,743
		3,920,008
	New Jersey - 1.7%
400,000	City of Atlantic City, NJ, GO, (BAM State Aid Withholding Insured) 5.00%, 03/01/2022	401,418
705,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(4)	694,439
	New Jersey Economic Dev Auth
565,000	5.00%, 03/01/2023	568,382
1,200,000	5.00%, 06/15/2023	1,264,317
830,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	914,967
	New Jersey Higher Education Student Assistance Auth
1,420,000	5.00%, 12/01/2025	1,598,703
1,000,000	5.00%, 12/01/2026	1,151,355
	New Jersey Transportation Trust Fund Auth, (AGM Insured)
5,000,000	0.00%, 12/15/2032(4)	3,865,906
1,000,000	5.00%, 12/15/2023	1,069,871
1,610,000	5.00%, 12/15/2024	1,778,187
5,715,000	5.00%, 06/15/2031	7,058,827
3,365,000	New Jersey Turnpike Auth Rev 4.00%, 01/01/2042	3,856,848
1,000,000	Newark Board of Education, GO, (BAM Insured) 4.00%, 07/15/2034	1,166,013
	State of New Jersey, GO
3,440,000	5.00%, 06/01/2026	3,939,487
2,000,000	5.00%, 06/01/2027	2,230,278
2,870,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	3,426,931
		34,985,929
	New Mexico - 0.6%
1,045,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,146,203
	New Mexico Mortgage Finance Auth
3,975,000	3.00%, 01/01/2052	4,171,797
6,010,000	3.00%, 03/01/2053(5)	6,323,831
		11,641,831
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	New York - 14.0%
$ 6,470,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	$ 6,405,876
	City of New York, NY, GO
785,000	4.00%, 03/01/2038	889,268
4,900,000	5.00%, 08/01/2026	5,660,468
1,000,000	5.00%, 08/01/2032	1,213,293
5,000,000	5.00%, 08/01/2033	5,533,773
2,445,000	5.00%, 08/01/2034	2,959,144
2,250,000	5.00%, 03/01/2038	2,733,383
1,375,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	1,363,514
7,500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(3)	7,296,414
	Metropolitan Transportation Auth, NY, Rev, (AGM Insured)
370,000	0.00%, 11/15/2027(4)	328,620
16,355,000	5.00%, 03/01/2022	16,414,478
1,000,000	5.00%, 11/15/2030	1,222,730
1,025,000	5.00%, 11/15/2032	1,231,457
4,000,000	5.00%, 11/15/2034(3)	4,324,287
845,000	5.00%, 11/15/2036	977,263
9,005,000	5.00%, 11/15/2045(3)	10,887,904
5,755,000	5.00%, 11/15/2052	6,604,384
2,750,000	New York City Industrial Dev Agency, (AGM Insured) 3.00%, 01/01/2039	2,842,346
	New York City Transitional Finance Auth, Future Tax Secured Rev
6,170,000	3.00%, 08/01/2048	6,114,729
2,000,000	4.00%, 11/01/2024	2,156,241
2,000,000	4.00%, 11/01/2036	2,266,258
2,525,000	4.00%, 11/01/2037	2,875,229
6,500,000	4.00%, 02/01/2038(5)	7,484,550
3,460,000	4.00%, 05/01/2038	3,957,241
8,500,000	4.00%, 02/01/2039(5)	9,754,705
1,000,000	4.00%, 05/01/2039	1,141,995
2,000,000	5.00%, 08/01/2024	2,192,867
5,250,000	5.00%, 11/01/2031	6,630,239
2,995,000	5.00%, 05/01/2036	3,657,502
3,335,000	New York City Water & Sewer System 5.00%, 06/15/2044	4,179,466
1,335,000	New York City, NY, Housing Dev Corp. 4.50%, 02/15/2048	1,356,476
1,180,000	New York City, NY, Industrial Dev Agency (AGM Insured), (AGM Insured) 5.00%, 03/01/2030	1,460,408
1,000,000	New York City, NY, Transitional Finance Auth Building Aid Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	1,144,098
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
1,875,000	4.00%, 05/01/2035	2,162,455
2,345,000	5.00%, 11/01/2032	2,954,102
	New York Liberty Dev Corp.
2,370,000	0.95%, 11/15/2027	2,257,197
2,145,000	1.20%, 11/15/2028	2,041,687
2,035,000	3.00%, 02/15/2042	2,066,122
3,375,000	5.00%, 11/15/2044(1)	3,627,019
	New York State Dormitory Auth Rev
31,245,000	3.00%, 03/15/2041	31,851,397
2,500,000	5.00%, 03/15/2030	2,772,616
2,500,000	5.00%, 03/15/2031	2,890,924
2,500,000	5.00%, 03/15/2033	2,883,670
3,800,000	5.00%, 03/15/2035	4,586,486

165

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	New York - 14.0% - (continued)
$ 5,930,000	5.00%, 03/15/2036	$ 6,395,879
4,000,000	5.00%, 03/15/2043	4,624,174
2,300,000	New York State Liberty Dev Corp. Rev 5.15%, 11/15/2034(1)	2,507,741
1,000,000	New York State Thruway Auth Rev 4.00%, 01/01/2037	1,076,176
	New York State Urban Dev Corp. Rev
2,235,000	5.00%, 03/15/2022	2,247,639
3,315,000	5.00%, 03/15/2023	3,474,955
1,000,000	5.00%, 03/15/2026	1,046,524
	New York Transportation Dev Corp.
1,350,000	5.00%, 12/01/2023	1,433,837
265,000	5.00%, 12/01/2025	295,212
1,000,000	5.00%, 12/01/2029	1,195,823
1,000,000	5.00%, 12/01/2030	1,205,915
1,000,000	New York Transportation Dev Corp. Rev 5.00%, 12/01/2031	1,206,747
	Port Auth of New York & New Jersey Rev
1,190,000	4.00%, 07/15/2040	1,355,669
2,750,000	5.00%, 10/15/2025	3,005,501
1,000,000	5.00%, 10/15/2028	1,123,804
4,500,000	5.00%, 11/01/2038	5,390,814
2,250,000	5.00%, 11/01/2044	2,668,245
	Sales Tax Asset Receivable Corp., NY
17,000,000	4.00%, 10/15/2032	18,325,600
2,500,000	5.00%, 10/15/2029	2,761,365
	State of New York Mortgage Agency
1,000,000	3.15%, 04/01/2024	1,025,046
1,330,000	3.25%, 10/01/2024	1,382,564
7,250,000	3.25%, 10/01/2051	7,730,623
4,045,000	3.50%, 10/01/2032	4,250,607
230,000	3.50%, 10/01/2034	234,954
	Syracuse, NY, Industrial Dev Agency
320,000	5.00%, 01/01/2029	304,936
2,635,000	5.00%, 01/01/2031	2,451,031
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,561,417
	Triborough, NY, Bridge & Tunnel Auth
1,325,000	0.00%, 11/15/2031(4)	1,037,287
3,020,000	5.00%, 05/15/2037	3,855,472
2,000,000	TSASC, Inc., NY 5.00%, 06/01/2026	2,296,994
	Westchester City, NY, Local Dev
3,420,000	2.88%, 07/01/2026(1)	3,407,993
3,950,000	3.20%, 07/01/2028(1)	3,924,955
		291,159,780
	North Carolina - 1.4%
	North Carolina Housing Finance Agency
2,880,000	3.00%, 07/01/2051	3,024,427
1,580,000	4.00%, 07/01/2047	1,671,253
	North Carolina Medical Care Commission Rev
245,000	4.00%, 01/01/2026	256,936
565,000	5.00%, 01/01/2027	623,319
795,000	5.00%, 01/01/2028	889,236
275,000	5.00%, 01/01/2029	308,697
1,050,000	5.00%, 01/01/2039	1,154,116
3,670,000	5.00%, 01/01/2044	4,063,092
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	North Carolina - 1.4% - (continued)
	North Carolina Raleigh Durham Airport Auth Rev
$ 1,500,000	5.00%, 05/01/2027	$ 1,746,801
1,000,000	5.00%, 05/01/2030	1,158,779
15,000,000	University of North Carolina at Chapel Hill 0.19%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(2)	14,994,732
		29,891,388
	North Dakota - 0.9%
	North Dakota Housing Finance Agency
3,415,000	3.00%, 07/01/2051	3,568,306
5,590,000	3.00%, 01/01/2052	5,858,546
5,635,000	3.00%, 07/01/2052	5,922,051
3,055,000	4.25%, 07/01/2049	3,283,942
		18,632,845
	Ohio - 2.2%
	Allen County, OH, Hospital Facs Rev
2,000,000	5.00%, 05/01/2023	2,022,937
2,750,000	5.00%, 12/01/2029	3,399,657
380,000	5.00%, 12/01/2030	471,407
	American Municipal Power, Inc.
1,000,000	4.00%, 02/15/2038	1,148,028
500,000	5.00%, 02/15/2025	557,304
300,000	5.00%, 02/15/2026	343,254
400,000	5.00%, 02/15/2027	469,190
	Buckeye, OH, Tobacco Settlement Finance Auth
18,645,000	0.00%, 06/01/2057(4)	2,922,854
18,255,000	5.00%, 06/01/2055	20,065,701
1,385,000	Cleveland, OH, Airport System Rev, (AGM Insured) 5.00%, 01/01/2023	1,440,017
430,000	Hamilton County, OH, Sales Tax Rev 5.00%, 12/01/2027	515,191
1,805,000	Ohio Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 3.75%, 09/01/2050	1,939,515
7,500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	8,448,121
2,210,000	State of Ohio, Rev 5.00%, 12/15/2022	2,294,117
		46,037,293
	Oklahoma - 0.4%
	Oklahoma Dev Finance Auth
5,305,000	1.63%, 07/06/2023	5,314,717
935,000	5.25%, 08/15/2048	1,110,882
935,000	5.50%, 08/15/2057	1,121,180
30,000	Oklahoma Housing Finance Agency, (GNMA Collateral Insured) 5.00%, 09/01/2043	30,104
		7,576,883
	Oregon - 2.2%
1,665,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	2,002,488
	Clackamas & Washington Counties, OR, School Dist No. 3, GO, (School Board Guaranty Insured)
2,500,000	0.00%, 06/15/2036(4)	1,678,947

166

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Oregon - 2.2% - (continued)
$ 405,000	0.00%, 06/15/2037(4)	$ 262,955
500,000	0.00%, 06/15/2039(4)	301,383
8,200,000	Clackamas County, OR, School Dist No. 12, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2040(4)	4,031,051
10,420,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(4)	4,445,578
625,000	Jackson County, OR, School Dist No. 4, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	426,274
1,105,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2037(4)	648,562
850,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	512,343
	Oregon Health & Science University
2,500,000	4.00%, 07/01/2046	2,769,016
1,000,000	5.00%, 07/01/2039	1,262,829
	Port of Portland, OR, Airport Rev
4,880,000	5.00%, 07/01/2031	5,819,623
3,920,000	5.00%, 07/01/2032	4,674,558
1,045,000	5.00%, 07/01/2033	1,295,411
	Salem Hospital Facs Auth, OR Rev
910,000	5.00%, 05/15/2038	1,019,440
720,000	5.00%, 05/15/2048	799,098
	State of Oregon Housing & Community Services Department
3,055,000	3.00%, 01/01/2052	3,192,764
1,640,000	4.50%, 01/01/2049	1,747,771
5,965,000	4.50%, 07/01/2049	6,385,852
	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured)
1,500,000	0.00%, 06/15/2036(4)	1,032,748
1,600,000	0.00%, 06/15/2037(4)	1,062,829
1,790,000	0.00%, 06/15/2038(4)	1,143,585
		46,515,105
	Pennsylvania - 3.2%
	City of Philadelphia, PA, GO
1,550,000	5.00%, 02/01/2033	1,904,759
2,000,000	5.00%, 02/01/2034	2,455,221
1,555,000	5.00%, 02/01/2035	1,901,190
225,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	249,793
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,111,047
	Commonwealth Finance Auth, PA
4,230,000	5.00%, 06/01/2026	4,781,761
125,000	5.00%, 06/01/2028	150,151
1,070,000	5.00%, 06/01/2029	1,277,300
145,000	5.00%, 06/01/2031	171,875
1,345,000	County of Beaver, PA, GO, (BAM Insured) 5.00%, 11/15/2022	1,390,991
1,000,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	1,174,278
	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured)
2,440,000	5.00%, 04/01/2028	2,892,706
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Pennsylvania - 3.2% - (continued)
$ 1,105,000	5.00%, 04/01/2029	$ 1,334,094
2,410,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,794,773
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	678,267
515,000	5.00%, 07/01/2025	561,456
	Lancaster Industrial, PA, Dev Auth
1,250,000	4.00%, 07/01/2051	1,302,921
1,750,000	4.00%, 07/01/2056	1,818,258
3,000,000	Montgomery County, PA, Higher Education and Health Authority 5.00%, 05/01/2047(5)	3,630,309
	Montgomery County, PA, Industrial Dev Auth Rev
1,760,000	5.00%, 12/01/2044	1,978,125
2,455,000	5.00%, 12/01/2046	2,639,472
1,500,000	Pennsylvania Higher Educational Facilities Auth 5.00%, 05/01/2025	1,669,836
920,000	Pennsylvania Higher Educational Facs Auth 5.00%, 05/01/2032	1,078,028
	Pennsylvania Turnpike Commission Rev
500,000	5.00%, 12/01/2027	577,599
1,000,000	5.00%, 12/01/2029	1,162,445
1,590,000	5.00%, 12/01/2030	1,846,676
2,000,000	5.00%, 12/01/2033	2,320,838
2,615,000	5.00%, 12/01/2037	2,710,728
755,000	5.00%, 12/01/2042	878,400
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
1,560,000	5.00%, 09/01/2022	1,599,787
2,000,000	5.00%, 09/01/2023	2,124,985
1,105,000	5.00%, 09/01/2025	1,244,118
1,100,000	5.00%, 09/01/2031	1,349,284
1,060,000	5.00%, 09/01/2032	1,299,445
	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured)
195,000	5.00%, 09/01/2032	239,980
950,000	5.00%, 09/01/2033	1,168,658
735,000	5.00%, 09/01/2034	903,225
500,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2038	578,614
	School Dist. of Philadelphia/The
1,200,000	5.00%, 09/01/2024	1,315,341
1,310,000	5.00%, 09/01/2025	1,474,928
1,000,000	5.00%, 09/01/2026	1,153,337
1,000,000	5.00%, 09/01/2027	1,174,962
1,500,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,783,682
		65,853,643
	Puerto Rico - 0.8%
975,000	Puerto Rico Highway & Transportation Auth, (AGM Insured) 4.95%, 07/01/2026	982,270
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
10,000,000	4.33%, 07/01/2040	10,854,923
4,750,000	5.00%, 07/01/2058	5,279,751
		17,116,944

167

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Rhode Island - 0.7%
$ 1,975,000	City of Cranston RI, GO, 1.00%, 08/23/2022	$ 1,978,372
	Rhode Island Health & Educational Building Corp., (AGM ST APPROP Insured)
2,700,000	5.00%, 05/15/2027	3,015,363
2,020,000	5.00%, 05/15/2028	2,379,482
	Rhode Island Housing & Mortgage Finance Corp., (GNMA/FNMA/FHLMC Insured)
740,000	2.75%, 04/01/2040	752,766
5,085,000	4.00%, 10/01/2048	5,428,521
	Rhode Island Student Loan Auth
225,000	5.00%, 12/01/2027	261,640
1,000,000	5.00%, 12/01/2028	1,182,554
		14,998,698
	South Carolina - 1.8%
4,750,000	County of Lancaster SC 7.75%, 11/01/2039	1,166,790
3,485,000	Piedmont Municipal Power Agency 5.00%, 01/01/2023	3,621,801
	South Carolina Jobs-Economic Dev Auth
4,355,000	5.00%, 05/01/2029	5,195,521
1,375,000	5.00%, 05/01/2048	1,591,615
1,000,000	5.25%, 08/01/2024	1,065,054
	South Carolina Port Auth
1,420,000	4.00%, 07/01/2034	1,526,523
1,240,000	5.00%, 07/01/2029	1,508,597
1,100,000	5.00%, 07/01/2030	1,332,775
5,090,000	5.00%, 07/01/2031	6,100,455
1,000,000	5.00%, 07/01/2033	1,186,076
	South Carolina Public Service Auth
3,000,000	4.00%, 12/01/2033	3,487,471
1,000,000	5.00%, 12/01/2026	1,168,547
	South Carolina State Public Service Auth
3,125,000	5.00%, 12/01/2031	3,718,809
1,400,000	5.00%, 12/01/2032	1,753,782
2,350,000	5.00%, 12/01/2034	2,670,334
		37,094,150
	South Dakota - 0.6%
2,945,000	South Dakota Housing Dev Auth, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2051	3,139,155
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,125,000	2.45%, 11/01/2023	1,149,860
1,015,000	3.00%, 11/01/2051	1,061,492
1,190,000	3.50%, 11/01/2046	1,234,357
2,470,000	3.75%, 11/01/2050	2,637,328
525,000	4.00%, 11/01/2047	553,777
	South Dakota State Educational Enhancement Funding Corp.
1,395,000	5.00%, 06/01/2024	1,472,250
2,000,000	5.00%, 06/01/2026	2,110,753
		13,358,972
	Tennessee - 0.9%
890,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	1,046,577
2,940,000	Metropolitan Gov't Nashville & Davidson County Health & Educational Facs Bd 5.00%, 07/01/2031	3,653,147
570,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	649,579
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Tennessee - 0.9% - (continued)
	Tennessee Housing Dev Agency
$ 6,000,000	3.00%, 01/01/2052	$ 6,327,432
950,000	3.50%, 07/01/2045	990,098
2,600,000	3.50%, 01/01/2047	2,711,915
2,965,000	4.00%, 01/01/2049	3,156,555
		18,535,303
	Texas - 6.4%
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured) 5.00%, 08/15/2027	1,097,382
1,000,000	Arlington, TX, Special Tax Rev, (AGM Insured) 5.00%, 02/15/2034	1,103,557
1,620,000	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/01/2033	1,858,528
	Central Texas Regional Mobility Auth
3,805,000	4.00%, 01/01/2037	4,342,755
1,000,000	5.00%, 01/01/2033	1,233,607
1,000,000	5.00%, 01/01/2036	1,227,065
1,500,000	Central Texas Turnpike System 5.00%, 08/15/2037	1,636,044
	City of Austin, TX, Airport System Rev
2,100,000	5.00%, 11/15/2022	2,172,363
595,000	5.00%, 11/15/2026	685,834
1,125,000	5.00%, 11/15/2028	1,298,208
560,000	5.00%, 11/15/2030	642,482
	City of Dallas TX Hotel Occupancy Tax Rev.
2,015,000	4.00%, 08/15/2031	2,204,666
1,075,000	4.00%, 08/15/2033	1,173,246
1,250,000	4.00%, 08/15/2034	1,362,533
	City of Houston, TX, Airport System Rev
1,300,000	5.00%, 07/01/2030	1,597,968
1,000,000	5.00%, 07/01/2031	1,221,419
1,200,000	5.00%, 07/01/2033	1,462,537
1,060,000	City of Houston, TX, Hotel Occupancy Tax & Special, (AGM-CR AMBAC Insured) 0.00%, 09/01/2025(4)	993,295
	City of Houston, TX, Hotel Occupancy Tax & Special Rev, (AGM-CR AMBAC Insured)
1,285,000	0.00%, 09/01/2030(4)	1,046,831
330,000	0.00%, 09/01/2033(4)	240,929
3,685,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(3)	3,752,394
2,550,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(3)	2,495,300
	Clifton, TX, Higher Education Finance Corp., (PSF-GTD Insured)
1,000,000	4.00%, 08/15/2029	1,129,657
1,050,000	4.00%, 08/15/2030	1,149,793
500,000	4.00%, 08/15/2031	546,379
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,140,250
	Dallas-Fort Worth, TX, International Airport Rev
1,000,000	5.00%, 11/01/2023	1,069,672
1,000,000	5.00%, 11/01/2024	1,101,381
1,500,000	Grapevine-Colleyville, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,697,365
	Harris County - Houston, TX, Sports Auth
2,640,000	5.00%, 11/15/2030	2,881,505
500,000	5.00%, 11/15/2032	542,846
2,950,000	5.00%, 11/15/2034	3,203,971

168

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Texas - 6.4% - (continued)
$ 1,605,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2032	$ 1,925,095
1,000,000	Hidalgo Cnty. Regional Mobility Auth. 5.00%, 12/01/2036(5)	1,205,605
	Hidalgo County, TX, Regional Mobility Authority
500,000	5.00%, 12/01/2034(5)	604,728
1,000,000	5.00%, 12/01/2035(5)	1,206,567
	Kerrville, TX, Health Facs Dev Corp.
1,300,000	5.00%, 08/15/2024	1,416,864
1,500,000	5.00%, 08/15/2035	1,668,130
1,580,000	La Joya, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2025	1,704,784
	Lower Alabama Gas District, Rev
9,855,000	4.00%, 12/01/2050(3)	10,678,514
4,000,000	5.00%, 09/01/2031	4,912,397
	New Hope, TX, Cultural Education Facs Finance Corp.
1,000,000	4.00%, 11/01/2049	1,089,392
1,000,000	4.00%, 11/01/2055	1,086,029
3,375,000	5.00%, 11/01/2031	3,608,527
1,000,000	5.00%, 11/01/2046	1,059,214
	North Texas Tollway Auth Rev, (AGC Insured)
5,000,000	0.00%, 01/01/2032(4)	4,024,256
1,000,000	5.00%, 01/01/2030	1,070,455
1,200,000	5.00%, 01/01/2035	1,354,280
1,440,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	1,649,801
1,000,000	Spring Branch, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,112,373
	State of Texas, GO
21,545,000	0.07%, 06/01/2043(3)	21,545,000
1,500,000	4.00%, 08/01/2029	1,638,300
1,085,000	4.00%, 08/01/2030	1,182,702
2,575,000	Tarrant County, TX, Cultural Education Facs 5.00%, 10/01/2034	2,781,332
6,900,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.00%, 12/15/2030	8,374,142
1,340,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 6.25%, 12/15/2026	1,523,664
1,755,000	Texas Transportation Commission 0.00%, 08/01/2038(4)	934,906
1,080,000	Texas Transportation Commission State Highway Fund 0.43%, 04/01/2025	1,038,916
3,000,000	Waco Educational Finance Corp. 4.00%, 03/01/2051	3,393,896
		133,101,631
	Utah - 0.4%
5,705,000	Alpine School District, GO, (School Board Guaranty Insured) 5.00%, 03/15/2025	6,389,830
490,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	541,134
1,125,000	State of Utah, GO 3.00%, 07/01/2034	1,211,067
1,005,000	Utah Housing Corp. Rev, (FHA Insured) 4.00%, 01/01/2045	1,054,404
		9,196,435
	Vermont - 0.2%
	Vermont Housing Finance Agency
725,000	4.00%, 11/01/2045	743,477
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Vermont - 0.2% - (continued)
$ 900,000	4.00%, 11/01/2046	$ 943,961
1,335,000	4.00%, 05/01/2048	1,393,087
		3,080,525
	Virginia - 1.0%
880,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	1,101,792
6,020,000	Hampton Roads Transportation, VA, Accountability Commission 5.00%, 07/01/2026	6,950,405
	Virginia Small Business Financing Auth
3,000,000	4.00%, 01/01/2035(5)	3,267,364
1,250,000	4.00%, 07/01/2035(5)	1,360,612
1,000,000	4.00%, 01/01/2036(5)	1,087,066
1,100,000	4.00%, 01/01/2037(5)	1,193,189
4,300,000	Virginia State College Building Auth 5.00%, 02/01/2025	4,783,205
1,470,000	Virginia State Small Business Financing Auth Rev 5.00%, 01/01/2027	1,712,287
		21,455,920
	Washington - 0.9%
2,060,000	Chelan County, WA, Public Utility Dist No. 1, (NATL Insured) 0.00%, 06/01/2028(4)	1,836,736
1,400,000	County of King, WA, GO 5.00%, 01/01/2031	1,715,169
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,457,765
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	867,817
2,000,000	5.00%, 03/01/2029	2,202,181
1,400,000	Washington State Housing Finance Commission 5.00%, 01/01/2049(1)	1,493,634
6,365,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2049	6,669,914
		18,243,216
	West Virginia - 0.1%
1,000,000	West Virginia Housing Dev Fund 2.80%, 11/01/2022	1,012,513
1,555,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)	1,600,405
		2,612,918
	Wisconsin - 2.8%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	1,911,244
	Public Finance Auth, WI
2,550,000	4.00%, 07/01/2046	2,847,675
1,530,000	4.00%, 07/01/2050	1,663,757
2,165,000	4.00%, 10/01/2051	2,354,868
1,305,000	5.00%, 09/01/2025(1)	1,378,840
2,940,000	5.00%, 07/01/2035	3,451,710
1,050,000	5.00%, 07/01/2036	1,231,771
2,875,000	5.00%, 10/01/2043(1)	3,110,391
2,340,000	5.00%, 10/01/2044	2,763,503
2,015,000	5.00%, 10/01/2053(1)	2,169,775
	Univ. of Wisconsin Hospitals & Clinics
1,060,000	4.00%, 04/01/2036	1,238,678
1,595,000	4.00%, 04/01/2039	1,854,867
1,350,000	Wisconsin Center Dist, WI, (AGM Insured) 0.00%, 12/15/2031(4)	1,037,312
	Wisconsin Health & Educational Facs Auth Rev
7,415,000	0.24%, 08/15/2054(2)	7,415,000

169

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Wisconsin - 2.8% - (continued)
$ 1,100,000	4.00%, 01/01/2047		$ 1,141,538
1,200,000	4.00%, 08/15/2051		1,322,944
1,700,000	4.00%, 08/15/2055		1,860,737
1,670,000	4.00%, 01/01/2057		1,714,446
3,000,000	5.00%, 11/15/2027		3,312,310
1,700,000	5.00%, 12/01/2028		1,873,319
7,275,000	5.00%, 11/01/2039		7,980,455
1,000,000	5.00%, 11/01/2054		1,083,108
	Wisconsin Housing & Economic Dev Auth
3,175,000	0.20%, 11/01/2038(3)		3,164,040
1,205,000	0.50%, 11/01/2050(3)		1,179,555
			59,061,843
	Wyoming - 0.0%
850,000	Wyoming Community Dev Auth 4.00%, 12/01/2046		896,089
	Total Municipal Bonds (cost $1,969,331,589)		$ 1,991,064,692
SHORT-TERM INVESTMENTS - 5.1%
	Repurchase Agreements - 5.1%
105,975,711	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $105,975,770; collateralized by U.S. Treasury Bond at 2.500%, maturing 01/15/2029, with a market value of $34,701,069 and U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $73,394,200		$ 105,975,711
	Total Short-Term Investments (cost $105,975,711)		$ 105,975,711
	Total Investments (cost $2,075,307,300)	100.6%	$ 2,097,040,403
	Other Assets and Liabilities	(0.6)%	(13,159,372)
	Total Net Assets	100.0%	$ 2,083,881,031
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $39,959,006, representing 1.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $59,933,717 at January 31, 2022.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,991,064,692	$ —	$ 1,991,064,692	$ —
Short-Term Investments	105,975,711	—	105,975,711	—
Total	$ 2,097,040,403	$ —	$ 2,097,040,403	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
170

Hartford Municipal Short Duration Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.5%
	Alabama - 2.1%
$ 400,000	Black Belt Energy Gas Dist, AL, 4.00%, 12/01/2022	$ 409,847
250,000	State of Alabama, Docks Department, (AGM Insured) 5.00%, 10/01/2024	273,620
350,000	State of Alabama, Troy University, (BAM Insured) 5.00%, 11/01/2024	385,483
		1,068,950
	Alaska - 0.2%
100,000	Northern Tobacco Securitization Corp. 0.50%, 06/01/2031	96,078
	Arizona - 0.6%
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2022	102,610
215,000	Tempe, AZ, Industrial Dev Auth Rev 4.00%, 12/01/2023	223,911
		326,521
	California - 5.0%
130,000	Bay Area Toll Auth 0.36%, 04/01/2056(1)	130,016
100,000	California County, CA, Tobacco Securitization Agency 4.00%, 06/01/2022	101,077
200,000	California Enterprise Dev Auth 5.00%, 08/01/2025	224,709
40,000	California Public Finance Auth 2.38%, 11/15/2028(2)	40,153
	Cathedral City, CA, Redev Agency Successor Agency
55,000	4.00%, 08/01/2022	55,808
10,000	4.00%, 08/01/2023	10,401
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	103,355
125,000	4.00%, 09/01/2026	135,026
120,000	4.00%, 09/01/2027	130,953
300,000	City of Los Angeles Department of Airports 5.00%, 05/15/2027	353,634
100,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2027	115,096
500,000	Los Angeles Department of Water & Power 5.00%, 07/01/2025	563,069
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	78,212
500,000	State of California, GO 5.00%, 10/01/2024	550,698
		2,592,207
	Colorado - 1.5%
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	154,942
70,000	E-470 Public Highway, CO, Auth Rev 0.38%, 09/01/2039, 1 mo. USD SOFR + 0.350%(1)	69,935
	Regional, CO, Transportation Dist
325,000	5.00%, 01/15/2025	358,045
60,000	5.00%, 07/15/2025	66,996
30,000	University of Colorado 2.00%, 06/01/2051(3)	30,477
105,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2022	108,677
		789,072
	Connecticut - 0.5%
230,000	Connecticut State Health & Educational Facs Auth 1.10%, 07/01/2049(3)(4)	230,000
	Florida - 4.8%
250,000	Alachua County, FL, Health Facs Auth 4.00%, 12/01/2023	263,217
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.5% - (continued)
	Florida - 4.8% - (continued)
$ 175,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2024	$ 190,070
200,000	City of Atlantic Beach, FL 3.00%, 11/15/2023	200,074
60,000	City of Pompano Beach FL 1.45%, 01/01/2027	58,298
	Florida Dev Finance Corp.
15,000	5.00%, 04/01/2023	15,707
125,000	5.00%, 04/01/2025	138,833
100,000	JEA, FL, Electric System Rev 5.00%, 10/01/2022	102,903
360,000	Miami-Dade County Expressway Auth, (BAM-TCRS Insured) 5.00%, 07/01/2025	393,385
50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	54,531
145,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2022	149,209
250,000	Orange County, FL, Convention Center/Orlando 5.00%, 10/01/2023	266,409
135,000	Osceola County, FL, Transportation Rev 5.00%, 10/01/2025	151,776
115,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	115,565
135,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	135,096
145,000	St. Johns County, FL, Industrial Dev Auth 4.00%, 12/15/2024	152,879
100,000	Village Community Dev Dist No. 13 1.80%, 05/01/2026	98,947
		2,486,899
	Georgia - 1.3%
	Burke County, GA, Dev Auth Rev
250,000	1.55%, 12/01/2049(3)	251,310
100,000	3.00%, 11/01/2045(3)	102,053
50,000	Main Street Natural Gas, Inc., GA 4.00%, 08/01/2049(3)	53,628
	Municipal Electric Auth, GA
100,000	5.00%, 11/01/2022	103,227
140,000	5.00%, 01/01/2024	150,278
		660,496
	Idaho - 0.2%
100,000	Idaho Health Facs Auth 5.00%, 03/01/2027	117,049
	Illinois - 12.5%
40,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(5)	38,324
	Chicago, IL, Board of Education, GO, (NATL Insured)
55,000	0.00%, 12/01/2022(5)	54,517
150,000	0.00%, 12/01/2024(5)	142,885
200,000	5.00%, 12/01/2022	207,022
110,000	5.50%, 12/01/2026	123,162
80,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.00%, 12/01/2024	88,448
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	233,200
280,000	Chicago, IL, O'Hare International Airport, 5.00%, 01/01/2023	290,205
50,000	City of Chicago, IL, GO 5.00%, 01/01/2023	51,745
210,000	City of Chicago, IL, Wastewater Transmission Rev, (NATL Insured) 0.00%, 01/01/2024(5)	204,848
	City of Decatur, IL, GO, (AGM Insured)
65,000	3.00%, 03/01/2022	65,131
150,000	5.00%, 03/01/2023	156,593
200,000	Cook County, IL, GO 5.00%, 11/15/2022	206,763
120,000	Illinois Housing Dev Auth 3.05%, 08/01/2022	121,236

171

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.5% - (continued)
	Illinois - 12.5% - (continued)
	Illinois State Finance Auth Rev
$ 295,000	5.00%, 11/15/2023	$ 315,498
75,000	5.00%, 05/15/2050(3)	81,403
85,000	Illinois State Toll Highway Auth. 5.00%, 01/01/2037	93,440
100,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2026	115,588
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
225,000	0.00%, 02/01/2025(5)	215,635
205,000	5.00%, 02/01/2027	237,773
	Metropolitan Pier & Exposition Auth, IL, (NATL Insured)
310,000	0.00%, 12/15/2022(5)	306,730
65,000	5.50%, 12/15/2023	68,907
150,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	152,224
200,000	Regional Transportation Auth, (NATL Insured) 6.50%, 07/01/2026	232,167
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2024	161,131
540,000	5.00%, 01/01/2026	608,988
120,000	5.00%, 01/01/2027	138,486
	State of Illinois, GO
120,000	5.00%, 02/01/2022	120,000
200,000	5.00%, 11/01/2022	206,218
100,000	5.00%, 10/01/2023	106,319
300,000	5.00%, 11/01/2025	336,513
250,000	5.00%, 03/01/2026	282,069
	State of Illinois, Sales Tax Rev
70,000	5.00%, 06/15/2026	79,633
400,000	5.00%, 06/15/2027	454,748
150,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2023	155,804
		6,453,353
	Indiana - 0.9%
250,000	Crown Point Multi School Building Corp. 5.00%, 07/15/2024	272,950
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
55,000	3.00%, 07/01/2051	57,508
125,000	3.00%, 07/01/2052(4)	132,498
		462,956
	Iowa - 0.8%
220,000	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	230,555
30,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2022	31,055
145,000	Iowa Tobacco Settlement Auth 0.38%, 06/01/2030	144,840
		406,450
	Kentucky - 0.5%
40,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	42,461
200,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	212,681
		255,142
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.5% - (continued)
	Louisiana - 0.7%
$ 200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2023	$ 207,757
170,000	Parish of St. John the Baptist, LA 2.13%, 06/01/2037(3)	173,403
		381,160
	Maine - 0.5%
250,000	Maine Health & Higher Educational Facs Auth, (AGM Insured) 5.00%, 07/01/2025	281,445
	Maryland - 0.4%
195,000	Maryland Community Dev Administration 3.00%, 09/01/2051	205,168
	Massachusetts - 3.0%
	Massachusetts Dev Finance Agency, Rev
100,000	0.66%, 07/01/2049(1)(2)	99,946
100,000	3.50%, 10/01/2022(2)	101,837
150,000	5.00%, 07/01/2022	152,774
150,000	5.00%, 07/01/2024	163,760
770,000	5.00%, 07/01/2025	863,298
	Massachusetts Educational Financing Auth
80,000	5.00%, 07/01/2023	84,469
80,000	5.00%, 07/01/2024	86,204
		1,552,288
	Michigan - 0.7%
70,000	City of Detroit, MI, GO, 5.00%, 04/01/2022	70,438
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026	270,436
		340,874
	Minnesota - 2.3%
200,000	Duluth, MN, Independent School Dist No. 709, (SCP Insured) 5.00%, 02/01/2022	200,000
	Minnesota Housing Finance Agency, GO
500,000	3.00%, 01/01/2051	522,678
400,000	5.00%, 09/01/2024	440,383
		1,163,061
	Mississippi - 0.5%
20,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	20,917
225,000	Mississippi State Gaming Tax Rev, 5.00%, 10/15/2026	254,581
		275,498
	Missouri - 0.8%
50,000	City of St. Louis, MO, Airport Rev, (AGM Insured) 5.00%, 07/01/2023	52,866
100,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.00%, 05/15/2022	100,778
85,000	Missouri Housing Dev Commission, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	90,344
150,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	158,071
		402,059
	Nebraska - 1.5%
	Nebraska Investment Finance Auth Rev
185,000	3.00%, 03/01/2052	195,579
145,000	4.00%, 09/01/2048	154,135

172

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.5% - (continued)
	Nebraska - 1.5% - (continued)
$ 300,000	Nebraska Public Power District 5.00%, 01/01/2026	$ 342,247
100,000	Washington County, NE, Rev 0.90%, 09/01/2030(3)	98,662
		790,623
	Nevada - 1.4%
95,000	City of North Las Vegas, NV 3.50%, 06/01/2022	95,538
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2024	161,129
25,000	City of Sparks, NV 2.50%, 06/15/2024(2)	25,186
	Clark County, NV, School Dist, GO
100,000	5.00%, 06/15/2025	112,151
270,000	5.00%, 06/15/2026	311,112
		705,116
	New Hampshire - 0.4%
220,000	New Hampshire Business Finance Auth 4.00%, 01/01/2024	229,783
	New Jersey - 3.1%
200,000	City of Bayonne, NJ, GO, (AGM School Board Reserve Fund Insured) 0.00%, 07/01/2023(5)	197,004
	New Jersey Economic Dev Auth
290,000	5.00%, 06/15/2022	294,567
75,000	5.00%, 06/15/2023	79,020
140,000	New Jersey Educational Facs Auth 5.00%, 07/01/2024	151,099
	New Jersey Transportation Trust Fund Auth
410,000	0.00%, 12/15/2026(5)	371,348
60,000	5.00%, 12/15/2023	64,192
40,000	5.00%, 12/15/2024	44,179
105,000	Newark Board of Education, GO 5.00%, 07/15/2024	114,159
70,000	State of New Jersey, GO 5.00%, 06/01/2026	80,164
	Tobacco Settlement Financing Corp., NJ
125,000	5.00%, 06/01/2023	131,626
70,000	5.00%, 06/01/2025	78,276
		1,605,634
	New Mexico - 1.5%
250,000	City of Santa Fe, NM, Rev 2.63%, 05/15/2025	250,195
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
120,000	3.00%, 03/01/2053(4)	126,266
55,000	3.75%, 03/01/2048	58,270
240,000	3.75%, 01/01/2050	256,022
100,000	4.00%, 01/01/2049	106,608
		797,361
	New York - 7.6%
135,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	133,662
755,000	City of New York, NY 5.00%, 08/01/2024	827,415
25,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	24,791
	Metropolitan Transportation Auth, NY, Rev
340,000	5.00%, 03/01/2022	341,236
265,000	5.00%, 11/15/2024	293,600
500,000	5.00%, 11/15/2034(3)	540,536
180,000	New York Liberty Dev Corp. 0.95%, 11/15/2027	171,433
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.5% - (continued)
	New York - 7.6% - (continued)
$ 450,000	New York State Dormitory Auth. 5.00%, 03/15/2026	$ 508,371
310,000	New York Transportation Dev Corp., 5.00%, 12/01/2025	346,227
700,000	Sales Tax Asset Receivable Corp., NY 4.00%, 10/15/2032	754,584
		3,941,855
	North Carolina - 0.8%
400,000	University of North Carolina at Chapel Hill 0.19%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(1)	399,860
	North Dakota - 1.6%
	North Dakota Housing Finance Agency
115,000	3.00%, 07/01/2052	120,858
55,000	3.50%, 07/01/2046	57,548
605,000	3.75%, 07/01/2050	644,921
		823,327
	Ohio - 0.7%
	Cleveland, OH, Airport System Rev, (AGM Insured)
60,000	5.00%, 01/01/2023	62,383
150,000	5.00%, 01/01/2024	160,687
150,000	Southern Ohio Port Auth Rev 6.25%, 12/01/2025(2)	160,826
		383,896
	Oklahoma - 0.4%
225,000	Oklahoma Dev Finance Auth 1.63%, 07/06/2023	225,412
	Oregon - 0.3%
60,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	66,626
85,000	State of Oregon Housing & Community Services Department 3.50%, 07/01/2048	88,827
		155,453
	Pennsylvania - 3.3%
100,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	111,019
	Lehigh County, PA, Industrial Dev Auth
65,000	1.80%, 02/15/2027(3)	65,359
55,000	1.80%, 09/01/2029(3)	55,324
250,000	Montgomery Country Higher Education and Health Auth 5.00%, 05/01/2024(4)	271,363
470,000	Pennsylvania Higher Educational Facilities Auth 5.00%, 05/01/2025	523,215
300,000	Pennsylvania Housing Finance Agency 3.00%, 10/01/2051	313,094
150,000	Reading, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 03/01/2023	156,593
210,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2023	220,010
		1,715,977
	Puerto Rico - 1.2%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
408,000	0.00%, 07/01/2024(5)	387,935
244,000	0.00%, 07/01/2029(5)	204,281
		592,216
	Rhode Island - 1.4%
40,000	City of Cranston RI, GO, 1.00%, 08/23/2022	40,068

173

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 88.5% - (continued)
	Rhode Island - 1.4% - (continued)
$ 150,000	Rhode Island Health & Educational Building Corp., (Municipal Government Guaranteed Insured) 5.00%, 05/15/2022	$ 151,980
5,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	5,027
	Rhode Island Student Loan Auth
25,000	3.00%, 12/01/2024	25,251
100,000	5.00%, 12/01/2023	106,660
350,000	5.00%, 12/01/2027	409,094
		738,080
	South Carolina - 0.6%
	Piedmont Municipal Power Agency
15,000	5.00%, 01/01/2023	15,589
70,000	5.00%, 01/01/2024	75,209
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2024	162,608
65,000	South Carolina State Public Service Auth 5.00%, 12/01/2025	73,959
		327,365
	South Dakota - 0.6%
	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
25,000	3.00%, 11/01/2051	26,145
290,000	4.00%, 05/01/2039	303,222
		329,367
	Tennessee - 2.3%
250,000	Chattanooga, TN, Health Educational & Housing Facs Board 5.00%, 08/01/2025	281,662
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(2)	149,362
	Tennessee Housing Dev Agency
465,000	1.25%, 01/01/2026	457,840
65,000	3.50%, 07/01/2045	67,744
105,000	3.50%, 01/01/2047	109,552
105,000	3.50%, 01/01/2048	109,765
		1,175,925
	Texas - 10.9%
100,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 4.00%, 12/01/2022	102,706
70,000	Big Sandy, TX, Independent School Dist Upshur County, GO, (PSF-GTD Insured) 5.00%, 02/15/2024	75,551
100,000	Central Texas Turnpike System Rev 5.00%, 08/15/2024	108,833
350,000	City of Dallas, TX, Hotel Occupancy Tax Rev 4.00%, 08/15/2027	388,099
1,770,000	City of Houston, TX 5.00%, 03/01/2027	2,078,403
180,000	City of Houston, TX, Airport System Rev 5.00%, 07/01/2027	183,405
	City of Houston, TX, Hotel Occupancy Tax & Special Rev
40,000	4.00%, 09/01/2024	42,821
30,000	4.00%, 09/01/2026	33,334
105,000	City of San Antonio, TX, Airport System Rev 5.00%, 07/01/2022	106,969
95,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(3)	96,737
290,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	318,041
50,000	Harris County, TX, Metropolitan Transportation Auth 5.00%, 11/01/2022	51,667
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 88.5% - (continued)
	Texas - 10.9% - (continued)
$ 100,000	Hidalgo Country Regional Mobility Auth 5.00%, 12/01/2028(4)		$ 117,750
300,000	San Antonio Water System 1.00%, 05/01/2043(3)		292,552
750,000	Texas Department of Housing & Community Affairs, (GNMA/FNMA/FHLMC Insured) 3.50%, 07/01/2052(4)		810,418
350,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2027		405,593
425,000	Texas Transportation Commission State Highway Fund 0.43%, 04/01/2025		408,833
			5,621,712
	Utah - 0.3%
130,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033		143,566
	Virginia - 0.3%
120,000	Hampton Roads Transportation, VA, Accountability Commission 5.00%, 07/01/2026		138,546
	Washington - 5.1%
2,000,000	State of Washington 5.00%, 02/01/2026		2,291,000
195,000	Tobacco Settlement Auth, WA 5.00%, 06/01/2024		205,308
150,000	Washington State Housing Finance Commission 2.38%, 01/01/2026(2)		149,803
			2,646,111
	West Virginia - 1.2%
500,000	West Virginia Parkways Auth 5.00%, 06/01/2026		577,143
55,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(3)		56,606
			633,749
	Wisconsin - 2.2%
	Public Finance Auth, WI, (AGM Insured)
150,000	4.00%, 07/01/2025		162,556
225,000	4.00%, 07/01/2026		248,139
70,000	4.00%, 10/01/2027		78,537
	Wisconsin Health & Educational Facs Auth Rev
180,000	0.24%, 08/15/2054(1)		180,000
210,000	4.00%, 01/01/2025		221,767
200,000	5.00%, 11/01/2025		217,174
40,000	Wisconsin Housing & Economic Dev Auth 0.50%, 11/01/2050(3)		39,155
			1,147,328
	Total Municipal Bonds (cost $46,168,618)		$ 45,814,988
SHORT-TERM INVESTMENTS - 11.6%
	Repurchase Agreements - 11.6%
5,993,030	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.02%, due on 02/01/2022 with a maturity value of $ 5,993,033 ; collateralized by U.S. Treasury Note at 1.250%, maturing 09/30/2028, with a market value of $ 6,112,894		$ 5,993,030
	Total Short-Term Investments (cost $5,993,030)		$ 5,993,030
	Total Investments (cost $52,161,648)	100.1%	$ 51,808,018
	Other Assets and Liabilities	(0.1)%	(49,685)
	Total Net Assets	100.0%	$ 51,758,333

174

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $727,113, representing 1.4% of net assets.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,707,961 at January 31, 2022.
(5)	Security is a zero-coupon bond.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 45,814,988	$ —	$ 45,814,988	$ —
Short-Term Investments	5,993,030	—	5,993,030	—
Total	$ 51,808,018	$ —	$ 51,808,018	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
175

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4%
	Asset-Backed - Automobile - 1.1%
$ 1,700,000	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 1,678,810
2,720,000	CIG Auto Receivables Trust 1.49%, 08/12/2026(1)	2,687,909
	Credit Acceptance Auto Loan Trust
1,790,000	1.00%, 05/15/2030(1)	1,766,394
1,565,000	1.26%, 10/15/2030(1)	1,543,334
3,600,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	3,526,242
	JP Morgan Chase Bank NA
2,970,226	0.89%, 12/26/2028(1)	2,946,737
2,995,597	0.99%, 01/25/2028(1)	2,990,416
6,758,620	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	6,715,203
		23,855,045
	Asset-Backed - Credit Card - 0.3%
5,575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	5,555,658
	Asset-Backed - Finance & Insurance - 2.1%
2,250,000	Apidos CLO 1.32%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(2)	2,247,041
4,466,990	Aqua Finance Trust 1.54%, 07/17/2046(1)	4,388,568
149,642	Bayview Koitere Fund Trust 4.00%, 11/28/2053(1)(3)	150,861
	CIFC Funding Ltd.
3,550,000	1.29%, 04/20/2031, 3 mo. USD LIBOR + 1.040%(1)(2)	3,550,068
3,425,000	1.37%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	3,427,610
6,450,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	6,427,313
410,869	Conn's Receivables Funding LLC 1.71%, 06/16/2025(1)	411,154
	DB Master Finance LLC
7,250,000	2.05%, 11/20/2051(1)	7,085,773
994,118	4.02%, 05/20/2049(1)	1,019,111
313,760	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	314,173
1,681,987	FCI Funding LLC 1.13%, 04/15/2033(1)	1,667,692
1,600,000	LCM 31 Ltd. 1.45%, 01/20/2032, 3 mo. USD LIBOR + 1.200%(1)(2)	1,600,803
1,250,000	Octagon Investment Partners Ltd. 1.26%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	1,250,158
605,081	OneMain Financial Issuance Trust 3.48%, 02/14/2031(1)	605,204
2,805,750	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	2,805,691
1,037,591	Regional Management Issuance Trust 3.05%, 11/15/2028(1)	1,039,989
770,150	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	768,710
269,901	Towd Point Mortgage Trust 2.25%, 07/25/2056(1)(3)	270,638
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Asset-Backed - Finance & Insurance - 2.1% - (continued)
$ 3,519,317	Tryon Park CLO Ltd. 1.13%, 04/15/2029, 3 mo. USD LIBOR + 0.890%(1)(2)	$ 3,517,990
1,975,247	Z Capital Credit Partners CLO Ltd. 1.69%, 07/16/2027, 3 mo. USD LIBOR + 1.450%(1)(2)	1,973,770
		44,522,317
	Asset-Backed - Home Equity - 0.0%
167,591	Accredited Mortgage Loan Trust 0.79%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(2)	167,499
413,532	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.87%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(2)	413,255
		580,754
	Commercial Mortgage-Backed Securities - 2.2%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,387,472
2,535,000	BX Commercial Mortgage Trust 0.76%, 05/15/2038, 1 mo. USD LIBOR + 0.652%(1)(2)	2,515,361
1,170,880	CF Hippolyta LLC 2.28%, 07/15/2060(1)	1,156,288
	Citigroup Mortgage Loan Trust
827,474	2.79%, 02/25/2058(1)(3)	839,413
1,093,871	3.25%, 03/25/2061(1)(3)	1,110,032
2,360,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(3)	2,385,875
4,405,112	CSMC Trust 2.26%, 08/15/2037(1)	4,396,311
	FREMF Mortgage Trust
2,900,000	3.85%, 01/25/2048(1)(3)	3,030,304
900,000	4.01%, 05/25/2045(1)(3)	899,704
	GS Mortgage Securities Trust
4,235,000	2.75%, 02/10/2037(1)	4,279,558
6,830,000	3.12%, 11/10/2045	6,898,909
1,493,850	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,299,649
5,500,000	Morgan Stanley Capital Trust 3.91%, 09/09/2032(1)	5,695,084
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,588,864
		45,482,824
	Other Asset-Backed Securities - 6.5%
	Affirm Asset Securitization Trust
2,145,773	1.07%, 08/15/2025(1)	2,131,993
1,964,055	1.90%, 01/15/2025(1)	1,962,885
664,944	3.46%, 10/15/2024(1)	674,030
1,221,276	Amur Equipment Finance Receivables LLC 0.75%, 11/20/2026(1)	1,211,720
2,235,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,204,875
450,512	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	449,934
	Bayview Opportunity Master Fund Trust
208,223	3.50%, 01/28/2055(1)(3)	209,690
366,075	3.50%, 06/28/2057(1)(3)	369,540
507,556	4.00%, 10/28/2064(1)(3)	511,060
3,000,000	Benefit Street Partners CLO Ltd. 1.19%, 10/15/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	3,000,639
5,000,000	BSPRT Issuer Ltd. 1.55%, 02/15/2037	5,000,000

176

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Other Asset-Backed Securities - 6.5% - (continued)
	Carlyle Global Market Strategies CLO Ltd.
$ 1,495,453	1.21%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	$ 1,493,422
4,115,000	1.23%, 07/20/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	4,114,996
1,000,000	1.64%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	995,152
4,745,000	CIFC Funding Ltd. 1.39%, 07/15/2036, 3 mo. USD LIBOR + 1.150%(1)(2)	4,749,816
1,080,000	Dryden Senior Loan Fund 1.21%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	1,079,434
2,240,913	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	2,168,806
1,650,000	Goldentree Loan Management U.S. CLO Ltd. 1.16%, 11/20/2030, 3 mo. USD LIBOR + 0.910%(1)(2)	1,650,355
	KKR CLO Ltd.
1,190,000	1.24%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	1,190,024
1,450,000	1.42%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(2)	1,450,503
3,270,000	LCM XXIV Ltd. 1.23%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(2)	3,269,994
	Marlette Funding Trust
1,465,000	1.06%, 09/15/2031(1)	1,446,069
7,449,000	1.30%, 12/15/2031(1)	7,299,477
475,319	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	481,499
	Mill City Mortgage Loan Trust
5,027	2.50%, 04/25/2057(1)(3)	5,025
779,636	2.75%, 01/25/2061(1)(3)	787,478
488,736	3.25%, 05/25/2062(1)(3)	494,625
1,058,585	3.50%, 08/25/2058(1)(3)	1,077,318
	Neuberger Berman Loan Advisers CLO Ltd.
5,415,000	1.17%, 10/18/2029, 3 mo. USD LIBOR + 0.930%(1)(2)	5,414,881
3,825,000	1.27%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	3,825,822
	Palmer Square Loan Funding Ltd.
3,525,000	0.93%, 10/15/2029, 3 mo. USD LIBOR + 0.080%(1)(2)	3,527,178
6,365,137	1.05%, 07/20/2029, 3 mo. USD LIBOR + 0.800%(1)(2)	6,367,932
779,310	Progress Residential Trust 1.05%, 04/17/2038(1)	742,313
1,655,617	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,599,552
2,940,000	SCF Equipment Leasing 0.83%, 08/21/2028(1)	2,909,314
	SoFi Consumer Loan Program Trust
1,010,000	1.30%, 09/25/2030(1)	990,862
133,430	2.02%, 01/25/2029(1)	133,830
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	915,946
3,285,000	1.89%, 08/25/2045(1)	3,194,188
3,560,000	3.08%, 10/25/2044(1)	3,597,215
2,770,000	Symphony Static CLO Ltd. 0.96%, 10/25/2029, 3 mo. USD LIBOR + 0.830%(1)(2)	2,769,463
6,450,000	TCI Symphony CLO 1.26%, 10/13/2032, 3 mo. USD LIBOR + 1.020%(1)(2)	6,448,007
	Towd Point Mortgage Trust
3,072,465	1.75%, 10/25/2060(1)	3,043,464
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Other Asset-Backed Securities - 6.5% - (continued)
$ 24,579	2.25%, 04/25/2056(1)(3)	$ 24,570
679,722	2.75%, 10/25/2056(1)(3)	684,589
420,816	2.75%, 04/25/2057(1)(3)	423,412
342,135	2.75%, 07/25/2057(1)(3)	344,964
641,851	2.75%, 10/25/2057(1)(3)	648,269
5,460,421	2.90%, 10/25/2059(1)(3)	5,542,819
1,203,186	3.25%, 03/25/2058(1)(3)	1,224,116
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,835,700
4,875,000	2.17%, 10/15/2046(1)	4,844,115
2,512,771	3.19%, 07/15/2044(1)	2,553,852
1,263,675	4.20%, 11/16/2043(1)	1,287,488
5,450,000	Venture CLO Ltd. 1.42%, 07/15/2032, 3 mo. USD LIBOR + 1.180%(1)(2)	5,442,523
525,470	Verus Securitization Trust 2.64%, 11/25/2059(1)(4)	529,651
	Voya CLO Ltd.
4,000,000	1.23%, 04/25/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	3,998,996
4,968,686	1.26%, 04/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	4,971,011
1,650,000	1.30%, 04/15/2031, 3 mo. USD LIBOR + 1.060%(1)(2)	1,649,998
		137,966,399
	Whole Loan Collateral CMO - 11.2%
	Angel Oak Mortgage Trust
1,727,727	0.91%, 01/25/2066(1)(3)	1,720,493
6,112,051	0.95%, 07/25/2066(1)(3)	6,029,753
1,841,607	0.99%, 04/25/2053(1)(3)	1,832,022
2,379,191	1.04%, 01/20/2065(1)(3)	2,341,574
2,895,731	1.07%, 05/25/2066(1)(3)	2,852,380
4,545,281	1.46%, 09/25/2066(1)(3)	4,470,669
1,711,777	1.47%, 06/25/2065(1)(3)	1,702,330
2,760,094	1.69%, 04/25/2065(1)(3)	2,759,755
473,430	2.47%, 12/25/2059(1)(3)	472,609
	Angel Oak Mortgage Trust LLC
648,605	2.99%, 07/26/2049(1)(3)	650,316
254,741	3.92%, 11/25/2048(1)(3)	256,027
	Arroyo Mortgage Trust
2,838,518	1.18%, 10/25/2048(1)(3)	2,792,784
1,815,507	2.96%, 10/25/2048(1)(3)	1,814,941
552,931	3.81%, 01/25/2049(1)(3)	551,036
	BRAVO Residential Funding Trust
1,064,973	0.94%, 02/25/2049(1)(3)	1,052,705
1,477,113	1.45%, 05/25/2060(1)(3)	1,473,993
	Bunker Hill Loan Depositary Trust
1,241,246	1.72%, 02/25/2055(1)(3)	1,241,294
1,307,954	2.72%, 11/25/2059(1)(4)	1,316,562
674,818	CIM Trust 3.00%, 04/25/2057(1)(3)	679,972
	COLT Mortgage Loan Trust
937,491	0.80%, 07/27/2054(1)	933,437
2,998,556	0.86%, 05/25/2065(1)(3)	2,968,143
3,047,223	0.91%, 06/25/2066(1)(3)	2,974,596
1,947,694	0.92%, 08/25/2066(1)(3)	1,901,182
5,325,585	0.96%, 09/27/2066(1)(3)	5,198,736
7,049,222	1.11%, 10/25/2066(1)(3)	6,802,719
1,824,334	1.26%, 09/25/2065(1)(3)	1,809,826
1,277,443	1.33%, 10/26/2065(1)(3)	1,277,026
6,250,307	1.39%, 01/25/2065(1)(3)	6,091,496
4,844,275	1.40%, 10/25/2066(1)(3)	4,796,554
56,511	1.85%, 03/25/2065(1)(3)	56,614
860,305	2.49%, 02/25/2050(1)(3)	859,363

177

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Whole Loan Collateral CMO - 11.2% - (continued)
	CSMC Trust
$ 3,527,491	0.81%, 05/25/2065(1)(3)	$ 3,480,635
2,817,452	0.83%, 03/25/2056(1)(3)	2,801,866
4,743,038	1.02%, 04/25/2066(1)(3)	4,665,589
5,261,595	1.10%, 05/25/2066(1)(3)	5,185,016
4,017,991	1.17%, 07/25/2066(1)(3)	3,938,297
2,951,082	1.21%, 05/25/2065(1)(4)	2,931,435
5,191,386	2.00%, 01/25/2060(1)(3)	5,181,359
1,104,676	2.24%, 02/25/2050(1)(3)	1,101,419
	Deephaven Residential Mortgage Trust
1,010,001	0.72%, 05/25/2065(1)(3)	997,336
1,430,952	0.90%, 04/25/2066(1)(3)	1,405,097
566,156	1.69%, 05/25/2065(1)	566,448
1,476,344	2.34%, 01/25/2060(1)(3)	1,474,074
	Ellington Financial Mortgage Trust
670,156	0.80%, 02/25/2066(1)(3)	657,959
1,057,669	0.93%, 06/25/2066(1)(3)	1,037,458
1,086,307	1.18%, 10/25/2065(1)(3)	1,082,597
4,571,958	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,412,969
	GCAT Trust
3,101,190	0.87%, 01/25/2066(1)(3)	3,086,968
2,699,711	1.04%, 05/25/2066(1)(3)	2,677,705
3,723,784	1.09%, 05/25/2066(1)(3)	3,652,964
4,961,354	1.09%, 08/25/2066(1)(3)	4,852,595
6,982,180	1.26%, 07/25/2066(1)(3)	6,902,660
3,307,268	1.47%, 04/25/2065(1)(3)	3,275,261
914,388	1.56%, 04/25/2065(1)(4)	909,262
697,894	2.25%, 01/25/2060(1)(4)	698,656
1,276,617	2.65%, 10/25/2068(1)(3)	1,286,518
298,894	Home Re Ltd. 1.71%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	298,894
	Imperial Fund Mortgage Trust
4,189,783	1.07%, 06/25/2056(1)(3)	4,101,780
2,900,893	1.07%, 09/25/2056(1)(3)	2,838,117
3,226,970	1.60%, 11/25/2056(1)(3)	3,198,022
2,575,000	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	2,707,937
5,000,000	MF1 Ltd. 1.40%, 02/19/2037, 1 mo. USD SOFR + 1.350%	4,993,830
	MFA Trust
1,291,109	1.01%, 01/26/2065(1)(3)	1,280,615
1,714,586	1.03%, 11/25/2064(1)(3)	1,687,815
1,693,084	1.15%, 04/25/2065(1)(3)	1,682,005
2,660,791	1.91%, 11/25/2056(1)(3)	2,608,955
	MFRA Trust
2,373,053	0.85%, 01/25/2056(1)(3)	2,346,385
879,831	1.48%, 03/25/2065(1)(3)	877,384
	Mill City Mortgage Loan Trust
5,323,756	1.13%, 11/25/2060(1)(3)	5,263,718
2,522,583	2.75%, 07/25/2059(1)(3)	2,550,756
788,847	3.50%, 05/25/2058(1)(3)	798,341
	New Residential Mortgage Loan Trust
1,562,076	0.86%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,558,220
728,968	0.94%, 10/25/2058(1)(3)	715,520
1,013,290	1.65%, 05/24/2060(1)(3)	1,008,422
1,227,861	2.46%, 01/26/2060(1)(3)	1,229,057
315,345	3.25%, 09/25/2056(1)(3)	323,271
477,531	3.50%, 12/25/2057(1)(3)	484,049
307,000	3.75%, 11/26/2035(1)(3)	317,176
217,026	3.75%, 03/25/2056(1)(3)	224,201
369,029	3.75%, 11/25/2056(1)(3)	385,037
1,058,277	3.98%, 09/25/2057(1)(3)	1,083,916
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.4% - (continued)
	Whole Loan Collateral CMO - 11.2% - (continued)
$ 650,787	4.00%, 02/25/2057(1)(3)	$ 678,627
647,716	4.00%, 03/25/2057(1)(3)	672,846
444,996	4.00%, 04/25/2057(1)(3)	461,342
577,381	4.00%, 05/25/2057(1)(3)	598,689
535,509	4.00%, 12/25/2057(1)(3)	558,303
1,352,229	OBX Trust 1.05%, 07/25/2061(1)(3)	1,321,000
	Onslow Bay Mortgage Loan Trust
4,668,037	1.10%, 05/25/2061(1)(3)	4,569,153
5,218,780	1.96%, 10/25/2061(1)(3)	5,198,938
1,033,987	3.50%, 12/25/2049(1)(3)	1,038,339
205,815	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	207,290
6,682,226	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	6,576,038
	Starwood Mortgage Residential Trust
3,268,828	1.13%, 06/25/2056(1)(3)	3,205,092
625,955	1.49%, 04/25/2065(1)(3)	623,884
909,422	2.28%, 02/25/2050(1)(3)	908,939
2,447,897	Starwood Residential Mortgage Trust 1.22%, 05/25/2065(1)(3)	2,438,137
2,355,328	Toorak Mortgage Corp. Ltd. 1.15%, 07/25/2056(1)(3)	2,305,991
	Verus Securitization Trust
3,351,756	0.82%, 10/25/2063(1)(3)	3,334,546
1,906,420	0.82%, 01/25/2066(1)(3)	1,879,578
2,387,108	0.92%, 02/25/2064(1)(3)	2,369,846
4,411,631	1.01%, 09/25/2066(1)(3)	4,350,062
2,441,063	1.02%, 04/25/2064(1)(3)	2,402,185
1,404,468	1.03%, 02/25/2066(1)(3)	1,384,693
1,363,248	1.50%, 05/25/2065(1)(4)	1,353,929
409,187	2.42%, 01/25/2060(1)(4)	409,361
1,399,466	Visio Trust 1.28%, 05/25/2056(1)	1,376,313
		234,729,594
	Total Asset & Commercial Mortgage-Backed Securities (cost $498,480,065)	$ 492,692,591
CORPORATE BONDS - 50.5%
	Aerospace/Defense - 0.5%
	Boeing Co.
5,600,000	2.20%, 02/04/2026	$ 5,506,891
2,000,000	2.75%, 02/01/2026	2,025,104
	L3Harris Technologies, Inc.
1,475,000	3.83%, 04/27/2025	1,553,855
2,275,000	3.85%, 06/15/2023	2,342,451
		11,428,301
	Agriculture - 0.2%
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	5,085,717
	Apparel - 0.3%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,696,813
4,000,000	VF Corp. 2.40%, 04/23/2025(5)	4,063,636
		6,760,449
	Auto Manufacturers - 3.0%
3,575,000	Daimler Finance NA LLC 1.45%, 03/02/2026(1)	3,480,517
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	4,141,406
3,125,000	3.35%, 11/01/2022	3,146,313
3,185,000	3.37%, 11/17/2023	3,192,341
2,800,000	4.06%, 11/01/2024	2,849,000

178

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Auto Manufacturers - 3.0% - (continued)
	General Motors Financial Co., Inc.
$ 3,650,000	1.20%, 10/15/2024	$ 3,569,302
2,500,000	1.25%, 01/08/2026	2,390,639
4,000,000	1.50%, 06/10/2026	3,831,332
1,500,000	1.70%, 08/18/2023	1,500,749
2,850,000	2.90%, 02/26/2025	2,904,566
	Hyundai Capital America
4,250,000	1.00%, 09/17/2024(1)	4,131,103
2,500,000	2.38%, 02/10/2023(1)	2,525,964
1,825,000	4.13%, 06/08/2023(1)	1,884,540
2,500,000	Nissan Motor Co., Ltd. 3.04%, 09/15/2023(1)	2,541,308
12,150,000	Stellantis Finance U.S., Inc. 1.71%, 01/29/2027(1)	11,690,921
	Volkswagen Group of America Finance LLC
3,500,000	0.88%, 11/22/2023(1)	3,449,039
1,800,000	2.85%, 09/26/2024(1)	1,844,010
3,025,000	4.25%, 11/13/2023(1)	3,159,094
		62,232,144
	Beverages - 1.0%
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	3,201,583
7,095,000	Coca-Cola Europacific Partners plc 1.50%, 01/15/2027(1)	6,826,272
	JDE Peet's N.V.
5,325,000	0.80%, 09/24/2024(1)	5,140,007
5,375,000	1.38%, 01/15/2027(1)	5,083,445
		20,251,307
	Biotechnology - 0.5%
	Royalty Pharma plc
3,800,000	0.75%, 09/02/2023	3,744,594
6,200,000	1.20%, 09/02/2025	5,956,221
		9,700,815
	Chemicals - 0.2%
915,000	Celanese U.S. Holdings LLC 3.50%, 05/08/2024	947,010
2,350,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	2,263,342
1,791,000	LYB International Finance LLC 1.25%, 10/01/2025	1,738,519
		4,948,871
	Commercial Banks - 13.7%
	Banco Santander S.A.
3,000,000	0.70%, 06/30/2024, (0.70% fixed rate until 06/30/2023; 12 mo. USD CMT + 0.450% thereafter)(6)	2,966,340
1,600,000	3.13%, 02/23/2023	1,631,459
600,000	3.85%, 04/12/2023	616,464
	Bank of America Corp.
4,700,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(6)	4,577,828
6,000,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(6)	5,769,735
2,500,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 1 mo. USD SOFR + 1.150% thereafter)(6)	2,426,912
2,000,000	1.49%, 05/19/2024, (1.49% fixed rate until 05/19/2023; 1 mo. USD SOFR + 1.460% thereafter)(6)	1,998,542
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Commercial Banks - 13.7% - (continued)
$ 4,300,000	1.53%, 12/06/2025, (1.53% fixed rate until 12/06/2024; 3 mo. USD SOFR + 0.650% thereafter)(6)	$ 4,226,974
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 3 mo. USD SOFR + 0.960% thereafter)(6)	3,878,500
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(6)	5,106,118
3,750,000	3.88%, 08/01/2025	3,994,097
4,225,000	Banque Federative du Credit Mutuel S.A. 0.65%, 02/27/2024(1)	4,133,162
	Barclays plc
4,425,000	1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(6)	4,349,775
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.050% thereafter)(6)	3,865,017
	BNP Paribas S.A.
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(6)	2,781,854
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 1 mo. USD SOFR + 0.912% thereafter)(1)(6)	1,950,776
1,390,000	2.59%, 01/20/2028	1,379,367
	BPCE S.A.
2,000,000	1.00%, 01/20/2026(1)	1,906,873
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(6)	4,708,632
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(6)	814,446
3,000,000	2.38%, 01/14/2025(1)	3,003,982
1,500,000	4.00%, 09/12/2023(1)	1,552,974
4,500,000	Canadian Imperial Bank of Commerce 3.10%, 04/02/2024	4,637,390
	CIT Group, Inc.
1,620,000	5.00%, 08/15/2022	1,653,258
3,980,000	5.00%, 08/01/2023	4,179,312
	Citigroup, Inc.
1,695,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 3 mo. USD SOFR + 0.669% thereafter)(6)	1,659,831
3,550,000	1.12%, 01/28/2027, (1.12% fixed rate until 01/28/2026; 3 mo. USD SOFR + 0.765% thereafter)(6)	3,386,011
6,740,000	1.28%, 11/03/2025, (1.28% fixed rate until 11/03/2024; 3 mo. USD SOFR + 0.528% thereafter)(6)	6,607,266
4,860,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 3 mo. USD SOFR + 0.770% thereafter)(6)	4,659,390
4,000,000	Cooperatieve Rabobank UA 1.00%, 09/24/2026, (1.00% fixed rate until 09/24/2025; 12 mo. USD CMT + 0.730% thereafter)(1)(6)	3,828,754
	Credit Agricole S.A.
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(6)	3,362,085

179

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Commercial Banks - 13.7% - (continued)
$ 2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(6)	$ 2,758,172
	Credit Suisse Group AG
5,000,000	1.25%, 08/07/2026	4,762,397
2,280,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(6)	2,153,207
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(6)	3,439,302
	Danske Bank A/S
3,000,000	1.17%, 12/08/2023, (1.17% fixed rate until 12/08/2022; 12 mo. USD CMT + 1.030% thereafter)(1)(6)	2,990,885
7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.730% thereafter)(1)(6)	7,033,098
	Deutsche Bank AG
1,055,000	0.90%, 05/28/2024	1,034,416
2,000,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(6)	1,967,406
3,000,000	2.22%, 09/18/2024, (2.22% fixed rate until 09/18/2023; 1 mo. USD SOFR + 2.159% thereafter)(6)	3,012,461
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(6)	3,292,006
3,745,000	2.55%, 01/07/2028	3,667,681
2,425,000	Discover Bank 2.45%, 09/12/2024	2,448,311
3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 12 mo. USD CMT + 0.720% thereafter)(1)(6)	2,900,073
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,463,538
2,000,000	3.65%, 01/25/2024	2,072,602
	Goldman Sachs Group, Inc.
1,250,000	0.86%, 02/12/2026, (0.86% fixed rate until 02/12/2025; 3 mo. USD SOFR + 0.609% thereafter)(6)	1,205,868
2,360,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 3 mo. USD SOFR + 0.789% thereafter)(6)	2,243,896
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 3 mo. USD SOFR + 0.818% thereafter)(6)	1,910,894
2,500,000	3.63%, 02/20/2024	2,586,304
	HSBC Holdings plc
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(6)	7,144,148
4,000,000	2.25%, 11/22/2027, (2.25% fixed rate until 11/22/2026; 3 mo. USD SOFR + 1.100% thereafter)(6)	3,916,266
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(6)	3,538,794
2,470,000	ING Groep N.V. 1.73%, 04/01/2027, (1.73% fixed rate until 04/01/2026; 3 mo. USD SOFR + 1.005% thereafter)(6)	2,399,671
	Intesa Sanpaolo S.p.A.
2,000,000	3.25%, 09/23/2024(1)	2,054,657
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Commercial Banks - 13.7% - (continued)
$ 1,675,000	3.38%, 01/12/2023(1)	$ 1,703,605
	JP Morgan Chase & Co.
2,345,000	0.56%, 02/16/2025, (0.56% fixed rate until 02/16/2024; 3 mo. USD SOFR + 0.420% thereafter)(6)	2,286,775
4,450,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(6)	4,227,880
4,200,000	1.05%, 11/19/2026, (1.05% fixed rate until 11/19/2025; 3 mo. USD SOFR + 0.800% thereafter)(6)	4,008,822
3,000,000	1.51%, 06/01/2024, (1.51% fixed rate until 06/01/2023; 1 mo. USD SOFR + 1.455% thereafter)(6)	3,002,023
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	4,629,704
3,750,000	3.90%, 07/15/2025	3,980,291
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(6)	2,237,524
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 3 mo. USD SOFR + 0.910% thereafter)(1)(6)	1,983,675
3,000,000	3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(6)	3,040,838
	Morgan Stanley
8,615,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(6)	8,353,584
3,425,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 3 mo. USD SOFR + 0.720% thereafter)(6)	3,253,888
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 3 mo. USD SOFR + 0.858% thereafter)(6)	2,877,155
3,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(6)	2,895,747
2,675,000	4.00%, 07/23/2025	2,843,086
3,425,000	National Bank of Canada 0.55%, 11/15/2024, (0.55% fixed rate until 11/15/2023; 12 mo. USD CMT + 0.400% thereafter)(6)	3,358,393
	Natwest Group plc
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 12 mo. USD CMT + 0.900% thereafter)(6)	3,215,083
800,000	6.00%, 12/19/2023	858,797
3,385,000	NatWest Markets plc 0.80%, 08/12/2024(1)	3,288,164
1,500,000	Regions Financial Corp. 2.25%, 05/18/2025	1,508,538
3,900,000	Royal Bank of Canada 2.25%, 11/01/2024	3,944,562
3,035,000	Santander Holdings USA, Inc. 3.45%, 06/02/2025	3,131,376
3,500,000	Societe Generale S.A. 2.23%, 01/21/2026, (2.23% fixed rate until 01/21/2025; 12 mo. USD CMT + 1.050% thereafter)(6)	3,466,850
	Standard Chartered plc
770,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(6)	754,926

180

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Commercial Banks - 13.7% - (continued)
$ 2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 12 mo. USD CMT + 1.000% thereafter)(1)(6)	$ 1,969,928
2,000,000	Truist Financial Corp. 1.20%, 08/05/2025	1,954,397
740,000	UBS AG 1.25%, 06/01/2026(1)	713,013
	UBS Group AG
4,230,000	1.01%, 07/30/2024, (1.01% fixed rate until 07/30/2023; 12 mo. USD CMT + 0.830% thereafter)(1)(6)	4,181,056
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(6)	4,926,236
2,100,000	4.13%, 04/15/2026(1)	2,244,237
	UniCredit S.p.A.
5,230,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(6)	4,970,633
3,250,000	3.75%, 04/12/2022(1)	3,267,483
	Wells Fargo & Co.
1,635,000	0.81%, 05/19/2025, (0.81% fixed rate until 05/19/2024; 3 mo. USD SOFR + 0.510% thereafter)(6)	1,595,215
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(6)	7,499,437
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(6)	4,678,515
		287,460,613
	Commercial Services - 1.4%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,885,228
3,365,000	Equifax, Inc. 2.60%, 12/01/2024	3,423,705
	Global Payments, Inc.
9,000,000	1.20%, 03/01/2026	8,570,264
2,345,000	2.65%, 02/15/2025	2,369,766
1,500,000	4.00%, 06/01/2023	1,544,692
	Howard University
1,965,000	2.42%, 10/01/2024	1,977,433
655,000	2.52%, 10/01/2025	653,240
	Howard University, (AGM Insured)
500,000	1.99%, 10/01/2025	488,496
1,685,000	2.74%, 10/01/2022	1,692,067
2,750,000	IHS Markit Ltd. 4.13%, 08/01/2023	2,762,888
2,775,000	Sodexo, Inc. 1.63%, 04/16/2026(1)	2,704,996
		29,072,775
	Construction Materials - 0.4%
6,100,000	Carrier Global Corp. 2.24%, 02/15/2025	6,166,600
2,380,000	Lennox International, Inc. 1.35%, 08/01/2025	2,318,642
		8,485,242
	Diversified Financial Services - 3.2%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,550,000	1.75%, 10/29/2024	4,479,065
1,000,000	1.75%, 01/30/2026	960,823
3,420,000	2.45%, 10/29/2026	3,355,855
5,650,000	3.15%, 02/15/2024	5,762,891
910,000	3.30%, 01/23/2023	926,756
1,880,000	4.50%, 09/15/2023	1,953,135
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,240,571
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Diversified Financial Services - 3.2% - (continued)
$ 1,400,000	4.40%, 09/25/2023	$ 1,450,625
3,050,000	5.25%, 08/11/2025(1)	3,297,299
	Ally Financial, Inc.
2,690,000	3.88%, 05/21/2024	2,795,411
3,000,000	5.13%, 09/30/2024	3,238,466
	Aviation Capital Group LLC
2,650,000	3.88%, 05/01/2023(1)	2,709,845
4,000,000	4.88%, 10/01/2025(1)	4,254,512
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	4,269,866
2,000,000	4.25%, 04/15/2026(1)	2,074,957
2,950,000	5.13%, 10/01/2023(1)	3,075,868
2,490,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	2,463,539
1,755,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,825,510
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,747,101
4,125,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	4,192,300
300,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	305,425
1,245,000	Synchrony Financial 4.38%, 03/19/2024	1,302,108
	Western Union Co.
4,000,000	1.35%, 03/15/2026	3,844,403
4,925,000	2.85%, 01/10/2025	5,019,416
		67,545,747
	Electric - 1.9%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,819,597
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,537,581
1,700,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024	1,766,147
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,393,352
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(2)(4)	2,537,666
	Edison International
2,750,000	2.95%, 03/15/2023	2,779,080
1,840,000	3.55%, 11/15/2024	1,910,786
3,230,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	3,093,776
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	3,811,153
890,000	Eversource Energy 3.80%, 12/01/2023	924,141
970,000	FirstEnergy Corp. 3.35%, 07/15/2022	968,865
	Israel Electric Corp. Ltd.
1,300,000	6.88%, 06/21/2023(1)	1,390,849
410,000	6.88%, 06/21/2023(7)	438,652
4,680,000	Pacific Gas and Electric Co. 1.70%, 11/15/2023	4,641,536
	Public Service Enterprise Group, Inc.
3,500,000	0.80%, 08/15/2025	3,332,971
3,410,000	2.88%, 06/15/2024	3,476,452
		39,822,604
	Electronics - 1.2%
4,850,000	Flex Ltd. 3.75%, 02/01/2026	5,086,602
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,903,524
870,000	Keysight Technologies, Inc. 4.55%, 10/30/2024	929,913
	Roper Technologies, Inc.
5,325,000	1.00%, 09/15/2025	5,114,006
3,225,000	2.35%, 09/15/2024	3,262,460
6,200,000	SYNNEX Corp. 1.25%, 08/09/2024(1)	6,060,935
		24,357,440

181

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Environmental Control - 0.1%
$ 1,140,000	Republic Services, Inc. 0.88%, 11/15/2025	$ 1,085,274
	Food - 0.4%
3,325,000	Conagra Brands, Inc. 4.30%, 05/01/2024	3,500,658
4,500,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	4,545,285
		8,045,943
	Gas - 0.3%
975,000	East Ohio Gas Co. 1.30%, 06/15/2025(1)	950,209
6,180,000	NiSource, Inc. 0.95%, 08/15/2025	5,914,183
		6,864,392
	Healthcare - Products - 0.3%
2,260,000	Boston Scientific Corp. 3.45%, 03/01/2024	2,341,219
2,870,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	2,939,681
		5,280,900
	Healthcare - Services - 1.1%
2,720,000	Anthem, Inc. 2.38%, 01/15/2025	2,757,656
1,960,000	Bon Secours Mercy Health, Inc. 1.35%, 06/01/2025	1,917,399
	CommonSpirit Health
2,985,000	1.55%, 10/01/2025	2,915,989
3,771,000	2.76%, 10/01/2024	3,841,133
2,000,000	HCA, Inc. 4.75%, 05/01/2023	2,076,161
6,225,000	Humana, Inc. 1.35%, 02/03/2027	5,889,470
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,865,116
1,590,000	UnitedHealth Group, Inc. 1.25%, 01/15/2026	1,550,871
		22,813,795
	Home Builders - 0.1%
	Lennar Corp.
850,000	4.50%, 04/30/2024	893,554
834,000	4.88%, 12/15/2023	874,324
		1,767,878
	Insurance - 1.6%
3,000,000	American International Group, Inc. 2.50%, 06/30/2025	3,048,771
1,250,000	Assurant, Inc. 4.20%, 09/27/2023(5)	1,298,687
3,000,000	Athene Global Funding 1.73%, 10/02/2026(1)	2,893,524
	Brighthouse Financial Global Funding
590,000	1.00%, 04/12/2024(1)	579,362
3,020,000	1.55%, 05/24/2026(1)	2,939,202
2,865,000	1.75%, 01/13/2025(1)	2,835,082
	CNO Global Funding Secured
1,615,000	1.65%, 01/06/2025(1)	1,594,569
2,355,000	1.75%, 10/07/2026(1)	2,278,241
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)	1,909,301
2,020,000	1.40%, 07/07/2025(1)	1,969,481
2,315,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	2,421,747
4,735,000	Pacific Life Global Funding 1.20%, 06/24/2025(1)	4,612,569
785,000	Principal Life Global Funding 1.25%, 06/23/2025(1)	765,795
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Insurance - 1.6% - (continued)
$ 3,000,000	Radian Group, Inc. 6.63%, 03/15/2025	$ 3,234,000
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,333,730
		34,714,061
	Internet - 0.9%
912,000	Expedia Group, Inc. 4.63%, 08/01/2027	992,721
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,449,425
	Netflix, Inc.
7,550,000	3.63%, 06/15/2025(1)	7,818,516
2,500,000	4.38%, 11/15/2026	2,677,675
5,000,000	5.50%, 02/15/2022	5,007,000
		17,945,337
	Investment Company Security - 0.6%
	FS KKR Capital Corp.
6,075,000	1.65%, 10/12/2024	5,894,498
4,275,000	3.25%, 07/15/2027	4,207,024
3,700,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	3,543,074
		13,644,596
	Iron/Steel - 0.4%
	Steel Dynamics, Inc.
395,000	2.40%, 06/15/2025	398,785
7,000,000	2.80%, 12/15/2024	7,171,553
		7,570,338
	IT Services - 1.2%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	4,086,031
4,000,000	HP, Inc. 2.20%, 06/17/2025	4,009,089
5,775,000	International Business Machines Corp. 3.00%, 05/15/2024	5,949,373
3,850,000	Leidos, Inc. 2.95%, 05/15/2023	3,925,229
	Seagate HDD Cayman
3,150,000	4.75%, 06/01/2023	3,244,122
700,000	4.88%, 03/01/2024	724,500
4,150,000	SYNNEX Corp. 1.75%, 08/09/2026(1)	4,005,490
		25,943,834
	Lodging - 1.1%
4,325,000	Genting New York LLC 3.30%, 02/15/2026(1)	4,210,993
	Hyatt Hotels Corp.
1,525,000	1.30%, 10/01/2023	1,512,292
2,570,000	1.80%, 10/01/2024	2,552,588
3,000,000	4.85%, 03/15/2026	3,230,154
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	5,151,997
	Marriott International, Inc.
1,565,000	2.13%, 10/03/2022(5)	1,577,146
2,500,000	3.60%, 04/15/2024	2,588,944
2,300,000	MGM Resorts International 6.00%, 03/15/2023	2,374,750
		23,198,864
	Machinery-Diversified - 0.1%
1,850,000	Otis Worldwide Corp. 2.06%, 04/05/2025	1,858,341
	Media - 0.1%
1,776,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	1,827,135
735,000	Fox Corp. 4.03%, 01/25/2024	767,828
		2,594,963

182

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Miscellaneous Manufacturing - 0.2%
$ 1,480,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	$ 1,513,179
2,780,000	Siemens Financieringsmaatschappij N.V. 1.20%, 03/11/2026(1)	2,687,851
		4,201,030
	Office/Business Equipment - 0.4%
	CDW LLC / CDW Finance Corp.
4,325,000	2.67%, 12/01/2026	4,277,009
2,090,000	4.13%, 05/01/2025	2,113,199
1,495,000	Xerox Corp. 4.07%, 03/17/2022	1,496,869
		7,887,077
	Oil & Gas - 1.9%
	Aker BP ASA
2,000,000	2.88%, 01/15/2026(1)	2,044,323
5,845,000	3.00%, 01/15/2025(1)	5,973,312
1,250,000	Canadian Natural Resources Ltd. 2.05%, 07/15/2025	1,242,934
3,000,000	Chevron USA, Inc. 3.90%, 11/15/2024	3,173,264
2,795,000	Coterra Energy, Inc. 4.38%, 06/01/2024(1)	2,929,341
3,400,000	Eni S.p.A. 4.00%, 09/12/2023(1)	3,524,461
2,233,000	Hess Corp. 3.50%, 07/15/2024	2,308,050
3,355,000	Lundin Energy Finance B.V. 2.00%, 07/15/2026(1)	3,286,267
4,530,000	Phillips 66 0.90%, 02/15/2024	4,472,297
5,920,000	Pioneer Natural Resources Co. 0.75%, 01/15/2024	5,804,453
1,310,000	Saudi Arabian Oil Co. 1.25%, 11/24/2023(1)	1,300,175
4,360,000	Valero Energy Corp. 2.85%, 04/15/2025	4,450,290
		40,509,167
	Packaging & Containers - 0.7%
	Berry Global, Inc.
2,950,000	0.95%, 02/15/2024	2,901,487
5,200,000	1.57%, 01/15/2026	5,012,492
2,000,000	1.65%, 01/15/2027	1,894,440
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,249,750
		14,058,169
	Pharmaceuticals - 1.3%
5,000,000	AbbVie, Inc. 2.60%, 11/21/2024	5,087,335
5,275,000	Astrazeneca Finance LLC 1.20%, 05/28/2026	5,113,600
5,000,000	AstraZeneca plc 0.70%, 04/08/2026	4,751,764
1,400,000	Bayer U.S. Finance LLC 3.88%, 12/15/2023(1)	1,446,669
1,060,000	CVS Health Corp. 2.63%, 08/15/2024	1,081,717
2,560,000	Elanco Animal Health, Inc. 5.27%, 08/28/2023	2,656,333
2,500,000	McKesson Corp. 1.30%, 08/15/2026	2,390,773
5,000,000	Teva Pharmaceutical Finance Netherlands III B.V. 4.75%, 05/09/2027	4,851,000
755,000	Viatris, Inc. Co. 1.65%, 06/22/2025	741,553
		28,120,744
	Pipelines - 1.8%
	Energy Transfer L.P.
1,870,000	2.90%, 05/15/2025	1,896,015
1,130,000	4.20%, 09/15/2023	1,171,143
2,150,000	4.50%, 04/15/2024	2,253,436
935,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	946,687
7,500,000	Gray Oak Pipeline LLC 2.00%, 09/15/2023(1)	7,525,339
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Pipelines - 1.8% - (continued)
	MPLX L.P.
$ 2,160,000	1.75%, 03/01/2026	$ 2,105,206
240,000	3.50%, 12/01/2022	244,338
1,575,000	ONEOK, Inc. 5.85%, 01/15/2026	1,774,706
5,200,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	5,272,172
	Western Midstream Operating L.P.
5,725,000	3.60%, 02/01/2025	5,780,761
5,250,000	4.00%, 07/01/2022	5,236,875
4,500,000	Williams Cos., Inc. 4.30%, 03/04/2024	4,711,070
		38,917,748
	Real Estate Investment Trusts - 2.9%
	American Tower Corp.
905,000	1.30%, 09/15/2025	877,548
3,250,000	1.60%, 04/15/2026	3,145,193
1,750,000	3.00%, 06/15/2023	1,786,315
2,350,000	3.38%, 05/15/2024	2,426,240
3,890,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	4,061,849
	Crown Castle International Corp.
4,150,000	1.05%, 07/15/2026	3,914,557
1,500,000	3.15%, 07/15/2023	1,533,524
	Equinix, Inc.
5,500,000	1.00%, 09/15/2025	5,255,492
2,000,000	1.25%, 07/15/2025	1,935,252
3,825,000	1.45%, 05/15/2026	3,687,505
5,715,000	Federal Realty Investment Trust 1.25%, 02/15/2026	5,492,547
3,200,000	Mid-America Apartments L.P. 1.10%, 09/15/2026	3,029,052
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	979,506
1,390,000	1.88%, 07/15/2050(1)	1,369,579
1,745,000	2.84%, 01/15/2025(1)	1,777,905
4,020,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	4,219,652
3,325,000	Simon Property Group L.P. 3.50%, 09/01/2025	3,489,483
3,700,000	Ventas Realty L.P. 2.65%, 01/15/2025	3,765,422
5,000,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,051,200
1,575,000	Vornado Realty L.P. 2.15%, 06/01/2026	1,552,257
2,000,000	Welltower, Inc. 3.63%, 03/15/2024	2,074,069
		61,424,147
	Retail - 0.4%
6,200,000	7-eleven, Inc. 0.80%, 02/10/2024(1)	6,076,968
2,865,000	Nordstrom, Inc. 2.30%, 04/08/2024	2,815,808
		8,892,776
	Semiconductors - 1.8%
3,232,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	3,406,196
	Broadcom, Inc.
1,563,000	3.46%, 09/15/2026	1,623,998
1,500,000	4.70%, 04/15/2025	1,611,572
5,275,000	Marvell Technology, Inc. 1.65%, 04/15/2026	5,103,528
	Microchip Technology, Inc.
5,915,000	0.97%, 02/15/2024	5,793,003
4,775,000	0.98%, 09/01/2024(1)	4,645,134
2,400,000	2.67%, 09/01/2023	2,434,337
860,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	910,315

183

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Semiconductors - 1.8% - (continued)
$ 6,265,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	$ 6,147,281
	Skyworks Solutions, Inc.
795,000	0.90%, 06/01/2023	786,779
5,610,000	1.80%, 06/01/2026	5,440,947
		37,903,090
	Software - 0.8%
	Fidelity National Information Services, Inc.
2,720,000	0.60%, 03/01/2024	2,653,297
3,000,000	1.15%, 03/01/2026	2,870,058
1,380,000	Fiserv, Inc. 3.80%, 10/01/2023	1,427,905
3,425,000	Oracle Corp. 1.65%, 03/25/2026	3,315,656
2,189,000	PTC, Inc. 3.63%, 02/15/2025(1)	2,195,129
5,150,000	VMware, Inc. 1.00%, 08/15/2024	5,027,291
		17,489,336
	Telecommunications - 1.2%
4,500,000	AT&T, Inc. 1.70%, 03/25/2026	4,396,557
650,000	Motorola Solutions, Inc. 4.00%, 09/01/2024	682,357
1,430,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	1,375,647
4,500,000	Sprint Communications, Inc. 6.00%, 11/15/2022	4,636,800
7,450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	7,689,033
2,000,000	T-Mobile USA, Inc. 3.50%, 04/15/2025	2,076,094
	Verizon Communications, Inc.
1,000,000	0.85%, 11/20/2025	958,690
3,000,000	1.45%, 03/20/2026	2,923,171
		24,738,349
	Transportation - 0.4%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,065,000	3.45%, 07/01/2024(1)	2,140,900
1,250,000	3.90%, 02/01/2024(1)	1,297,393
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,670,718
		8,109,011
	Trucking & Leasing - 0.9%
	DAE Funding LLC
6,400,000	1.55%, 08/01/2024(1)	6,236,126
1,450,000	2.63%, 03/20/2025(1)	1,435,500
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,627,684
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,881,422
1,500,000	2.70%, 03/14/2023(1)	1,518,931
1,425,000	2.70%, 11/01/2024(1)	1,450,769
2,000,000	4.13%, 08/01/2023(1)	2,069,646
		18,220,078
	Total Corporate Bonds (cost $1,073,251,468)	$ 1,060,951,263
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
	Lithuania - 0.4%
$ 7,500,000	Lithuania Government International Bond 6.63%, 02/01/2022(7)	$ 7,500,000
	Total Foreign Government Obligations (cost $7,500,000)	$ 7,500,000
MUNICIPAL BONDS - 0.5%
	General - 0.3%
1,000,000	Chicago, IL, Transit Auth 2.06%, 12/01/2024	$ 1,003,090
4,620,000	State Board of Administration Finance Corp. 1.26%, 07/01/2025	4,546,008
		5,549,098
	Higher Education - 0.1%
2,630,000	Chicago, IL, Board of Education, GO 5.28%, 12/01/2022	2,695,767
	Transportation - 0.1%
1,750,000	Alameda Corridor, CA, Transportation Auth, (NATL Insured) 0.00%, 10/01/2022(8)	1,730,052
	Total Municipal Bonds (cost $9,937,596)	$ 9,974,917
SENIOR FLOATING RATE INTERESTS - 19.8%
	Advertising - 0.2%
	ABG Intermediate Holdings 2 LLC
1,135,970	0.00%, 12/08/2028(9)	1,132,426
154,030	0.00%, 12/21/2028(9)	$ 153,549
985,065	Clear Channel Outdoor Holdings, Inc. 3.80%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	970,535
1,357,438	CMG Media Corp. 3.61%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	1,346,878
		3,603,388
	Aerospace/Defense - 0.2%
685,058	Spirit Aerosystems, Inc. 4.25%, 01/15/2025, 1 mo. USD LIBOR + 3.750%	686,771
3,695,349	TransDigm, Inc. 2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	3,654,478
		4,341,249
	Airlines - 0.3%
1,175,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	1,217,923
495,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	496,030
935,900	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	912,502
455,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	479,798
1,195,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,260,880
1,419,275	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	1,418,679
		5,785,812

184

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Apparel - 0.0%
$ 998,604	Birkenstock GmbH & Co. KG 3.75%, 04/28/2028, 1 mo. USD LIBOR + 3.250%	$ 996,107
	Auto Parts & Equipment - 0.3%
1,308,425	Adient U.S. LLC 3.61%, 04/08/2028, 1 mo. USD LIBOR + 3.500%	1,307,614
	Clarios Global L.P.
EUR 2,013,890	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	2,242,709
$ 1,299,527	3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	1,292,054
562,344	First Brands Group LLC 6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	562,873
		5,405,250
	Beverages - 0.0%
612,500	Sunshine Investments B.V. 2.91%, 03/28/2025, 3 mo. USD LIBOR + 2.750%	607,526
	Chemicals - 0.5%
920,818	Axalta Coating Systems U.S. Holdings, Inc. 0.01%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	917,577
913,100	CPC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	903,969
4,000,000	Diamond (BC) B.V. 3.50%, 09/29/2028, 1 mo. USD LIBOR + 3.000%	3,986,120
1,162,021	Element Solutions, Inc. 2.11%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,159,987
731,250	Hexion, Inc. 3.72%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	731,250
487,550	INEOS Styrolution U.S. Holding LLC 3.25%, 01/29/2026, 1 mo. USD LIBOR + 2.750%	486,180
	Messer Industries GmbH
EUR 108,333	2.50%, 03/02/2026, 3 mo. EURIBOR + 2.500%	120,490
$ 496,876	2.72%, 03/02/2026, 3 mo. USD LIBOR + 2.500%	493,035
251,167	Minerals Technologies, Inc. 3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	250,225
	Starfruit Finco B.V.
261,541	3.11%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	259,645
EUR 141,620	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.000%	157,347
$ 843,075	Tronox Finance LLC 2.45%, 03/11/2028, 1 mo. USD LIBOR + 2.250%	837,502
		10,303,327
	Commercial Services - 1.7%
	AlixPartners LLP
EUR 198,500	3.25%, 02/04/2028, 3 mo. EURIBOR + 3.250%	222,015
$ 1,915,525	3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	1,908,074
932,795	Allied Universal Holdco LLC 4.25%, 05/14/2028, 1 mo. USD LIBOR + 3.750%	929,838
	Amentum Government Services Holdings LLC
630,400	3.61%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	630,400
1,568,150	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	1,565,218
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Commercial Services - 1.7% - (continued)
$ 1,241,888	APX Group, Inc. 4.00%, 07/09/2028, 1 mo. USD LIBOR + 3.500%	$ 1,238,783
	Belron Finance U.S. LLC
485,000	2.44%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	483,487
382,200	2.56%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	381,244
784,075	3.25%, 04/30/2028, 1 mo. USD LIBOR + 3.250%	782,899
EUR 1,675,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	1,866,876
240,000	Boluda Corporacion Maritima S.L. 3.50%, 08/01/2026, 3 mo. EURIBOR + 3.500%	268,393
$ 812,136	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	806,045
1,089,108	Ensemble RCM LLC 4.05%, 08/01/2026, 3 mo. USD LIBOR + 3.750%	1,088,880
438,139	Fly Funding S.a.r.l. 2.75%, 08/11/2025, 1 mo. USD LIBOR + 1.750%	428,329
	Hertz Corp.
962,799	3.75%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	962,202
182,362	3.75%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	182,249
1,995,000	MPH Acquisition Holdings LLC 4.75%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	1,935,409
1,500,000	Parexel International Corp. 0.00%, 11/15/2028, 1 mo. USD LIBOR + 3.500%(9)	1,499,295
1,080,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(9)	1,080,389
1,024,850	Signal Parent, Inc. 4.25%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	996,667
EUR 465,797	Techem Verwaltungsgesellschaft 675 mbH 2.38%, 07/15/2025, 3 mo. EURIBOR + 2.375%	516,161
	Trans Union LLC
$ 1,292,417	0.01%, 11/15/2026, 1 mo. USD LIBOR + 1.750%	1,278,046
1,005,968	0.03%, 12/01/2028, 1 mo. USD LIBOR + 2.250%	1,001,300
3,497,513	United Rentals, Inc. 1.86%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	3,501,010
	Verisure Holding AB
EUR 1,510,000	3.25%, 07/14/2026, 3 mo. EURIBOR + 3.250%	1,682,330
3,280,000	3.25%, 03/25/2028, 3 mo. EURIBOR + 3.250%	3,653,374
$ 604,369	Verscend Holding Corp. 4.11%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	603,765
2,674,788	WEX, Inc. 2.36%, 04/01/2028, 1 mo. USD LIBOR + 2.250%	2,656,412
1,568,700	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	1,513,795
		35,662,885
	Construction Materials - 0.8%
2,263,625	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	2,249,070
1,345,000	Chamberlain Group, Inc. 4.00%, 11/03/2028, 1 mo. USD LIBOR + 3.350%	1,341,637

185

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Construction Materials - 0.8% - (continued)
$ 1,863,595	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	$ 1,857,185
1,012,417	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	1,007,861
1,223,213	Ingersoll-Rand Services Co. 1.86%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	1,210,528
1,741,250	Jeld-Wen Inc. 2.36%, 07/28/2028, 1 mo. USD LIBOR + 2.250%	1,738,534
	Quikrete Holdings, Inc.
1,750,000	0.00%, 06/11/2028, 1 mo. USD LIBOR + 3.000%(9)	1,744,837
1,947,941	2.61%, 01/31/2027, 1 mo. USD LIBOR + 2.500%	1,928,461
1,775,000	Rexnord LLC 2.75%, 10/04/2028, 1 mo. USD LIBOR + 2.250%	1,771,947
2,103,221	Standard Industries, Inc. 3.00%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	2,103,516
574,312	Tamko Building Products LLC 3.20%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	570,481
		17,524,057
	Distribution/Wholesale - 0.4%
2,541,500	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,527,878
3,039,435	Core & Main L.P. 2.61%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	3,020,439
508,300	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	500,675
789,038	PAI Holdco, Inc. 4.25%, 10/28/2027, 1 mo. USD LIBOR + 3.500%	787,065
2,512,375	Univar Solutions USA Inc. 2.11%, 06/03/2028, 1 mo. USD LIBOR + 2.000%	2,499,285
		9,335,342
	Diversified Financial Services - 0.7%
1,970,564	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	1,958,957
	Deerfield Dakota Holding LLC
EUR 1,970,000	4.00%, 04/09/2027, 3 mo. EURIBOR + 4.000%	2,215,411
$ 2,753,075	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	2,759,517
479,500	Delos Finance S.a.r.l. 1.97%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	478,632
2,519,177	Fleetcor Technologies Operating Co. LLC 1.86%, 04/30/2028, 1 mo. USD LIBOR + 1.750%	2,496,504
609,015	NFP Corp. 3.36%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	602,419
2,004,380	Russell Investments U.S. Inst'l Holdco, Inc. 4.50%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	2,001,033
1,900,000	Setanta Aircraft Leasing Designated Activity Company 2.14%, 11/05/2028, 1 mo. USD LIBOR + 2.000%	1,896,447
		14,408,920
	Electric - 0.1%
1,217,699	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	1,215,422
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Electrical Components & Equipment - 0.0%
$ 752,400	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	$ 749,812
	Electronics - 0.2%
1,890,000	II-VI, Inc. 0.00%, 12/08/2028, 1 mo. USD LIBOR + 3.750%(9)	1,885,275
1,094,500	Ingram Micro, Inc. 4.00%, 07/02/2028, 1 mo. USD LIBOR + 3.500%	1,092,224
EUR 225,000	Zephyr German BidCo GmbH 3.65%, 03/10/2028, 3 mo. EURIBOR + 3.750%	252,556
		3,230,055
	Engineering & Construction - 0.3%
$ 761,175	Artera Services LLC 4.50%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	744,429
1,910,000	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,869,813
2,141,262	Brown Group Holding LLC 3.00%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	2,128,329
890,000	KKR Apple Bidco LLC 3.50%, 09/23/2028, 1 mo. USD LIBOR + 3.000%	887,277
		5,629,848
	Entertainment - 0.6%
1,425,381	Aristocrat Technologies, Inc. 2.00%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	1,411,127
	Crown Finance U.S., Inc.
1,616,081	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,222,889
279,621	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	329,603
143,909	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	152,363
2,733,990	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	2,721,468
1,373,125	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	1,369,267
535,000	Great Canadian Gaming Corp. 4.75%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	535,267
235,364	NASCAR Holdings, Inc. 2.61%, 10/19/2026, 3 mo. USD LIBOR + 2.500%	234,571
886,567	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	885,087
987,179	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	983,912
2,486,618	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	2,464,512
		12,310,066
	Environmental Control - 0.2%
	Clean Harbors, Inc.
1,685,672	1.86%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	1,683,564
1,500,000	2.11%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	1,498,125
1,060,000	Covanta Holding Corp. 3.00%, 11/17/2028, 1 mo. USD LIBOR + 2.500%	1,059,343
369,075	Filtration Group Corp. 4.00%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	368,307
475,300	U.S. Ecology Holdings, Inc. 2.61%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	474,112
		5,083,451

186

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Food - 0.5%
$ 344,350	8th Avenue Food & Provisions, Inc. 0.04%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	$ 323,689
1,311,398	B&G Foods, Inc. 2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	1,309,759
EUR 1,290,000	Bellis Acquisition Co. plc 2.75%, 02/16/2026, 3 mo. EURIBOR + 2.750%	1,430,295
$ 1,585,000	CHG PPC Parent LLC 3.50%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	1,579,722
	Froneri International Ltd.
940,675	2.36%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	927,741
EUR 1,015,000	2.38%, 01/31/2027, 3 mo. EURIBOR + 2.375%	1,114,508
$ 795,616	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	792,536
	U.S. Foods, Inc.
965,000	0.00%, 11/17/2028, 1 mo. USD LIBOR + 1.750%(9)	962,288
1,153,450	2.11%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	1,140,993
940,873	UTZ Quality Foods LLC 3.11%, 01/20/2028, 1 mo. USD LIBOR + 3.000%	937,580
		10,519,111
	Food Service - 0.1%
	Aramark Services, Inc.
554,934	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	546,438
951,150	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	937,178
1,231,985	2.61%, 04/06/2028, 1 mo. USD LIBOR + 2.500%	1,225,825
		2,709,441
	Gas - 0.1%
2,227,875	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,227,875
	Hand/Machine Tools - 0.1%
1,214,314	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	1,214,314
	Healthcare - Products - 0.6%
	Agiliti Health, Inc.
833,843	2.88%, 01/04/2026, 3 mo. USD LIBOR + 2.875%	829,674
676,657	3.50%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	674,120
	Avantor Funding, Inc.
1,186,453	2.50%, 11/21/2024, 1 mo. USD LIBOR + 2.000%	1,181,707
EUR 711,425	2.50%, 06/10/2028, 1 mo. EURIBOR + 2.500%	795,030
$ 3,667,134	2.75%, 11/06/2027, 1 mo. USD LIBOR + 2.250%	3,660,827
731,325	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	730,718
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Healthcare - Products - 0.6% - (continued)
$ 2,495,000	Medline Borrower LP 0.03%, 10/21/2028, 1 mo. USD LIBOR + 3.250%	$ 2,483,698
2,243,249	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%	2,240,175
		12,595,949
	Healthcare - Services - 1.1%
	ADMI Corp.
1,622,737	3.88%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	1,610,307
588,525	4.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%	586,442
1,995,000	AHP Health Partners, Inc. 4.00%, 08/04/2028, 1 mo. USD LIBOR + 3.500%	1,996,875
EUR 2,495,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	2,757,460
$ 1,239,586	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	1,238,966
EUR 1,090,000	Cerba Healthcare S.A.S. 3.75%, 06/30/2028, 3 mo. EURIBOR + 3.750%	1,222,455
950,000	Elsan S.A.S. 3.50%, 06/16/2028, 3 mo. EURIBOR + 3.500%	1,062,048
$ 802,663	Envision Healthcare Corp. 3.86%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	619,985
312,620	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	313,207
	EyeCare Partners LLC
261,000	0.00%, 11/15/2028, 1 mo. USD LIBOR + 3.750%(9)(10)	260,152
1,520,249	3.97%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	1,513,788
1,044,000	4.25%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	1,040,607
1,407,925	Heartland Dental LLC 4.10%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	1,407,052
638,848	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	637,091
490,000	ICU Medical, Inc. 0.00%, 01/08/2029(9)	491,225
	IQVIA, Inc.
499,144	1.86%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	497,897
EUR 532,882	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	593,697
925,000	LGC Group Holdings Ltd. 3.00%, 04/20/2027, 3 mo. EURIBOR + 3.000%	1,016,849
$ 700,654	MED ParentCo L.P. 4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	699,232
	Medical Solutions Holdings, Inc.
80,800	3.50%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(10)	80,636
424,200	4.00%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	423,339
2,051,642	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	2,047,928
		22,117,238
	Holding Companies-Diversified - 0.1%
EUR 1,445,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 3 mo. EURIBOR + 4.000%(9)	1,623,126

187

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Home Builders - 0.1%
$ 750,000	Installed Building Products, Inc. 2.75%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	$ 750,315
1,129,325	Tecta America Corp. 5.00%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	1,130,737
		1,881,052
	Home Furnishings - 0.1%
1,311,713	Mattress Firm, Inc. 5.00%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	1,309,089
793,572	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	793,572
		2,102,661
	Insurance - 0.9%
	Acrisure LLC
2,185,407	3.72%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,156,275
370,000	4.75%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	369,845
917,700	Alliant Holdings Intermediate LLC 4.00%, 11/06/2027, 1 mo. USD LIBOR + 3.500%	915,984
295,000	AssuredPartners, Inc. 0.00%, 02/12/2027, 1 mo. USD LIBOR + 3.500%(9)	294,262
	Asurion LLC
1,020,177	3.23%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,017,168
2,805,646	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	2,784,604
868,437	3.36%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	862,358
1,055,000	5.36%, 02/03/2028, 1 mo. USD LIBOR + 5.250%	1,055,876
1,240,000	5.36%, 01/15/2029, 1 mo. USD LIBOR + 5.250%	1,240,781
	Hub International Ltd.
1,336,525	3.02%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	1,320,794
1,077,865	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	1,075,354
981,177	Ryan Specialty Group LLC 3.75%, 09/01/2027, 1 mo. USD LIBOR + 3.000%	978,311
	Sedgwick Claims Management Services, Inc.
1,734,879	3.36%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	1,722,596
1,638,223	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	1,634,537
165,750	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	165,820
1,680,918	USI, Inc. 3.22%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,670,412
		19,264,977
	Internet - 0.5%
	Adevinta ASA
EUR 800,000	3.00%, 11/04/2027, 3 mo. EURIBOR + 3.000%	895,390
$ 547,250	3.50%, 06/26/2028, 1 mo. USD LIBOR + 3.000%	545,767
1,960,150	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	1,940,137
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Internet - 0.5% - (continued)
	Go Daddy Operating Co. LLC
$ 1,099,077	0.02%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	$ 1,091,141
960,375	2.11%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	951,117
1,253,808	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	1,246,762
2,000,000	NortonLifeLock, Inc. 0.00%, 01/28/2029(9)	1,990,000
1,145,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	1,138,634
504,900	Shutterfly, Inc. 5.75%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	489,753
		10,288,701
	Investment Company Security - 0.0%
524,457	FinCo LLC 2.61%, 06/27/2025, 1 mo. USD LIBOR + 2.500%	521,835
	IT Services - 0.3%
1,935,649	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	1,932,416
	Science Applications International Corp.
1,770,246	1.98%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	1,767,378
1,590,667	1.98%, 03/12/2027, 1 mo. USD LIBOR + 1.875%	1,587,693
562,146	Surf Holdings LLC 3.69%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	559,055
423,937	Tempo Acquisition LLC 3.50%, 08/31/2028, 1 mo. USD LIBOR + 3.000%	424,467
		6,271,009
	Leisure Time - 0.3%
	Carnival Corp.
1,426,054	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	1,410,268
1,680,000	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	1,663,200
2,228,800	Hayward Industries, Inc. 3.00%, 05/28/2028, 1 mo. USD LIBOR + 2.500%	2,219,640
985,050	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	983,208
601,107	SRAM LLC 3.25%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	599,604
		6,875,920
	Lodging - 0.4%
1,366,151	Boyd Gaming Corp. 2.35%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	1,365,222
	Caesars Resort Collection LLC
2,902,452	2.86%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	2,885,211
740,625	3.61%, 07/20/2025, 1 mo. USD LIBOR + 3.500%	739,699
970,543	Four Seasons Hotels Ltd. 2.11%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	966,904
974,847	Hilton Worldwide Finance LLC 1.86%, 06/22/2026, 3 mo. USD LIBOR + 1.750%	965,800
1,483,418	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	1,470,097
		8,392,933

188

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Machinery - Construction & Mining - 0.1%
$ 1,857,538	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	$ 1,847,099
	Machinery-Diversified - 0.2%
350,000	Fluidra S.A. 0.00%, 01/19/2029(9)	349,272
965,191	Gardner Denver, Inc. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	955,181
1,860,711	Vertical U.S. Newco, Inc. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.500%	1,860,712
		3,165,165
	Media - 1.4%
833,025	Altice Financing S.A. 2.99%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	821,987
	Banijay Entertainment S.A.S
EUR 370,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	414,592
$ 676,438	3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	672,771
2,830,775	Cable One, Inc. 2.11%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	2,812,375
1,594,779	Charter Communications Operating LLC 1.86%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,578,161
	CSC Holdings LLC
902,494	2.36%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	888,081
1,212,500	2.36%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	1,192,797
1,081,001	2.61%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,068,840
1,148,562	DirecTV Financing LLC 5.75%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	1,149,286
	E.W. Scripps Co.
690,555	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	687,717
733,700	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	732,783
1,193,748	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,187,935
9,201	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	9,178
	Nexstar Broadcasting, Inc.
188,055	2.36%, 01/17/2024, 3 mo. USD LIBOR + 2.250%	187,555
1,065,296	2.60%, 09/18/2026, 1 mo. USD LIBOR + 2.500%	1,061,301
872,768	Sinclair Television Group, Inc. 2.61%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	847,676
2,630,000	Telenet Financing USD LLC 2.11%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	2,586,316
EUR 1,250,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,392,025
$ 2,230,000	UPC Financing Partnership 3.11%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	2,216,063
	Virgin Media Bristol LLC
2,325,000	2.61%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,303,075
EUR 800,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	893,988
$ 585,000	3.36%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	583,812
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Media - 1.4% - (continued)
EUR 1,400,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	$ 1,550,229
1,310,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,450,100
$ 1,345,000	Ziggo Financing Partnership 2.61%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,327,555
		29,616,198
	Mining - 0.0%
746,250	American Rock Salt Company LLC 4.75%, 06/09/2028, 1 mo. USD LIBOR + 4.000%	746,720
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 0.03%, 03/08/2025, 3 mo. EURIBOR + 2.500%	1,669,812
$ 502,125	Momentive Performance Materials USA LLC 3.36%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	501,708
		2,171,520
	Oil & Gas - 0.0%
745,000	Southwestern Energy Co. 3.00%, 06/22/2027, 1 mo. USD SOFR + 2.500%	745,469
	Packaging & Containers - 0.4%
	Berlin Packaging LLC
1,836,148	3.75%, 03/11/2028, 1 mo. USD LIBOR + 3.250%	1,825,829
783,037	4.25%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	782,552
189,261	Berry Global, Inc. 1.85%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	186,929
	Flex Acquisition Co., Inc.
977,316	3.21%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	971,540
1,800,845	4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	1,797,027
330,000	Pretium PKG Holdings, Inc. 4.50%, 10/01/2028, 1 mo. USD LIBOR + 4.500%	329,726
1,285,304	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	1,285,625
1,950,791	TricorBraun Holdings, Inc. 3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,937,077
		9,116,305
	Pharmaceuticals - 1.0%
	Bausch Health Cos., Inc.
1,015,000	0.00%, 01/27/2027(9)	1,006,433
876,342	2.86%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	874,545
686,854	3.11%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	681,133
974,485	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	973,267
5,005,026	Elanco Animal Health, Inc. 1.85%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	4,923,694
1,428,824	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	1,389,131
1,625,784	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	1,626,288
1,836,125	Horizon Therapeutics USA, Inc. 2.25%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	1,821,895
159,169	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	158,732

189

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Pharmaceuticals - 1.0% - (continued)
$ 1,736,275	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	$ 1,736,067
1,807,813	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	1,804,649
745,073	Packaging Coordinators Midco, Inc. 4.50%, 11/30/2027, 1 mo. USD LIBOR + 3.500%	744,298
1,893,766	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	1,889,373
918,750	Prestige Brands, Inc. 2.50%, 07/03/2028, 1 mo. USD LIBOR + 2.000%	916,885
		20,546,390
	Pipelines - 0.4%
1,347,382	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	1,344,863
727,105	Buckeye Partners L.P. 2.35%, 11/01/2026, 1 mo. USD LIBOR + 2.250%	723,550
2,253,675	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	2,262,126
2,193,284	Medallion Midland Acquisition LLC 4.50%, 10/14/2028, 1 mo. USD LIBOR + 3.750%	2,190,542
759,488	NorthRiver Midstream Finance L.P. 3.46%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	757,376
920,000	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	917,314
638,925	Traverse Midstream Partners LLC 5.25%, 09/27/2024, 1 mo. USD LIBOR + 4.250%	637,328
		8,833,099
	Real Estate - 0.0%
EUR 640,000	Blitz GmbH 3.50%, 03/01/2028, 3 mo. EURIBOR + 3.500%	714,924
	Retail - 1.6%
$ 907,725	At Home Group, Inc. 4.75%, 07/24/2028, 1 mo. USD LIBOR + 4.250%	905,174
1,759,029	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,731,817
1,993,987	Beacon Roofing Supply, Inc. 2.36%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	1,982,781
870,656	EG Group Ltd. 4.75%, 03/12/2026, 1 mo. USD LIBOR + 4.250%	870,874
950,225	Foundation Building Materials Holding Co. LLC 3.75%, 01/29/2028, 1 mo. USD LIBOR + 3.250%	944,457
3,078,958	Great Outdoors Group LLC 4.50%, 03/05/2028, 1 mo. USD LIBOR + 3.750%	3,075,756
1,532,140	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	1,525,505
	IRB Holding Corp.
469,158	3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	467,840
1,192,950	4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	1,192,950
1,728,684	KFC Holding Co. 1.86%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	1,724,086
2,723,531	LBM Acquisition LLC 0.05%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	2,705,365
1,712,700	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	1,706,808
1,741,250	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	1,715,131
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Retail - 1.6% - (continued)
$ 1,354,763	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	$ 1,352,758
1,144,250	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	1,141,744
4,488,750	Pilot Travel Centers LLC 2.11%, 08/04/2028, 1 mo. USD LIBOR + 2.000%	4,461,414
560,000	Specialty Building Products Holdings LLC 0.00%, 10/15/2028, 1 mo. USD LIBOR + 3.750%(9)	559,126
	SRS Distribution, Inc.
675,000	0.00%, 06/02/2028(9)	674,582
2,218,850	4.27%, 06/04/2028, 1 mo. USD LIBOR + 3.750%	2,215,455
988,711	Staples, Inc. 5.13%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	942,370
1,456,563	White Cap Buyer LLC 6.25%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	1,455,237
		33,351,230
	Semiconductors - 0.2%
832,046	CMC Materials, Inc. 2.13%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	829,965
552,812	Entegris, Inc. 2.11%, 11/06/2025, 3 mo. USD LIBOR + 2.000%	550,740
2,240,000	MKS Instruments, Inc. 0.00%, 10/21/2028(9)	2,235,094
557,878	ON Semiconductor Corp. 2.11%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	558,051
503,738	Synaptics Incorporated 2.75%, 12/02/2028, 1 mo. USD LIBOR + 2.250%	503,234
		4,677,084
	Software - 1.6%
	Athenahealth, Inc.
725,000	0.00%, 01/26/2029(9)	721,527
481,363	4.40%, 02/11/2026, 1 mo. USD LIBOR + 4.250%	481,002
470,250	Camelot U.S. Acquisition Co. 4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	469,220
1,120,000	CCC Intelligent Solutions, Inc. 3.00%, 09/21/2028, 3 mo. USD LIBOR + 2.500%	1,114,747
EUR 850,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	955,133
$ 2,439,891	DCert Buyer, Inc. 4.11%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,438,379
4,941,177	Dun & Bradstreet Corp. 3.36%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	4,919,139
1,922,101	E2open LLC 4.00%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	1,923,908
527,850	Emerald TopCo, Inc. 3.80%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	524,815
535,000	EP Purchaser LLC 4.00%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	535,096
537,506	Epicor Software Corp. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	535,920
1,003,944	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	1,000,089
1,585,081	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,584,289
1,260,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	1,248,975
306,858	Navicure, Inc. 4.11%, 10/23/2026, 1 mo. USD LIBOR + 4.000%	306,284
1,568,150	Playtika Holding Corp. 2.86%, 03/13/2028, 1 mo. USD LIBOR + 2.750%	1,562,113

190

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Software - 1.6% - (continued)
$ 2,104,725	Polaris Newco LLC 4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	$ 2,103,041
124,375	Press Ganey Holdings, Inc. 4.75%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	124,453
2,194,500	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	2,182,386
670,790	Seattle Spinco, Inc. 2.86%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	661,989
242,427	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	239,397
	SS&C Technologies, Inc.
1,477,050	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,460,271
298,640	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	294,907
	Ultimate Software Group, Inc.
1,539,727	3.75%, 05/03/2026, 1 mo. USD LIBOR + 3.250%	1,534,646
630,487	3.86%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	629,195
196,471	Verint Systems, Inc. 2.10%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	195,489
3,514,549	Zelis Healthcare Corp. 0.03%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	3,498,804
		33,245,214
	Telecommunications - 0.6%
1,644,051	Altice France S.A. 3.93%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,632,543
1,009,400	CenturyLink, Inc. 2.36%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	992,119
1,697,850	Ciena Corp. 1.85%, 09/26/2025, 1 mo. USD LIBOR + 1.750%	1,697,850
375,211	Consolidated Communications, Inc. 4.25%, 10/02/2027, 1 mo. USD LIBOR + 3.500%	373,921
486,325	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%	484,988
1,344,926	Level 3 Financing, Inc. 1.86%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,321,605
	Lorca Finco plc
EUR 1,390,000	0.00%, 09/18/2027, 3 mo. EURIBOR + 3.750%(9)	1,554,272
1,237,234	4.25%, 09/18/2027, 3 mo. EURIBOR + 4.250%	1,389,540
$ 700,088	Numericable Group S.A. 2.75%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	690,636
827,925	Xplornet Communications, Inc. 4.50%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	825,988
	Zayo Group Holdings, Inc.
1,898,776	3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,870,598
EUR 427,388	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	476,048
		13,310,108
	Textiles - 0.2%
$ 3,225,000	Crocs, Inc. 0.00%, 01/26/2029(9)	3,203,231
	Transportation - 0.3%
1,770,000	First Student Bidco, Inc. 3.50%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	1,759,433
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 19.8% - (continued)
	Transportation - 0.3% - (continued)
$ 3,094,875	Genesee & Wyoming, Inc. 2.22%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	$ 3,076,925
664,983	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	662,949
1,791,000	Savage Enterprises LLC 3.75%, 09/17/2028, 1 mo. USD LIBOR + 3.250%	1,787,364
		7,286,671
	Total Senior Floating Rate Interests (cost $419,863,918)	$ 417,375,086
U.S. GOVERNMENT AGENCIES - 3.5%
	Mortgage-Backed Agencies - 3.5%
	FHLMC - 1.5%
1,411,355	1.00%, 05/25/2033	$ 1,388,835
5,482,708	1.00%, 01/15/2041	5,369,695
3,658,983	1.00%, 05/15/2041	3,607,594
1,754,653	1.00%, 06/15/2044	1,731,564
1,309,685	1.06%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(2)	1,309,685
1,969,356	1.25%, 07/15/2031	1,970,418
607,833	1.50%, 01/15/2027	611,354
2,177,636	2.00%, 09/15/2041	2,179,079
2,713,057	2.50%, 12/15/2042	2,752,947
2,377,639	3.00%, 04/01/2031	2,463,711
395,252	3.50%, 04/01/2027	414,880
3,322,788	3.50%, 03/01/2032	3,485,756
176,152	3.50%, 09/15/2043	180,092
560,322	3.75%, 05/15/2039(4)	567,397
3,582,626	4.81%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	3,699,362
		31,732,369
	FNMA - 1.5%
1,177,742	1.50%, 11/25/2042	1,172,248
189,861	1.75%, 05/25/2040	190,273
2,787,007	2.00%, 04/25/2034	2,821,534
35,015	2.00%, 07/25/2039	34,993
2,762,607	2.00%, 12/25/2042	2,714,757
4,319,311	2.50%, 03/25/2035	4,368,920
3,733,220	3.00%, 02/25/2043	3,763,997
102,205	3.00%, 04/25/2043	103,712
1,075,179	3.00%, 05/25/2047	1,091,529
3,104,591	3.25%, 11/25/2043	3,160,214
507,076	3.50%, 11/01/2026	529,980
1,635,610	3.50%, 12/01/2026	1,718,109
215,351	3.50%, 12/01/2028	226,168
3,299,934	3.50%, 10/25/2035	3,449,888
1,680,240	3.50%, 07/25/2045	1,724,086
812,314	3.50%, 05/25/2056	834,832
2,785,175	4.00%, 11/25/2041	2,936,586
		30,841,826
	GNMA - 0.5%
1,775,729	2.00%, 05/20/2046	1,749,254
4,584,337	2.50%, 10/20/2041	4,655,487
2,176,786	2.50%, 07/20/2042	2,230,290
857,495	3.00%, 08/20/2045	877,835

191

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 3.5% - (continued)
	Mortgage-Backed Agencies - 3.5% - (continued)
	GNMA - 0.5% - (continued)
$ 873,415	3.50%, 05/20/2048		$ 919,016
87,662	5.00%, 08/20/2039		94,320
			10,526,202
	Total U.S. Government Agencies (cost $72,619,884)		$ 73,100,397
U.S. GOVERNMENT SECURITIES - 1.4%
	U.S. Treasury Securities - 1.4%
	U.S. Treasury Notes - 1.4%
10,000,000	0.13%, 05/15/2023		$ 9,898,828
5,000,000	0.13%, 02/15/2024		4,895,508
10,000,000	0.25%, 06/15/2024		9,764,844
5,000,000	1.38%, 02/15/2023		5,029,687
	Total U.S. Government Securities (cost $29,951,823)		$ 29,588,867
	Total Long-Term Investments (Cost $2,111,604,754)		$ 2,091,183,121
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
13,624,704	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $13,624,712; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $13,897,200		$ 13,624,704
	Securities Lending Collateral - 0.0%
4,089	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(11)		4,089
110,132	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(11)		110,132
6,239	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(11)		6,239
			120,460
	Total Short-Term Investments (cost $13,745,164)		$ 13,745,164
	Total Investments (cost $2,125,349,918)	100.1%	$ 2,104,928,285
	Other Assets and Liabilities	(0.1)%	(2,286,875)
	Total Net Assets	100.0%	$ 2,102,641,410
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $805,541,237, representing 38.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $7,938,652, representing 0.4% of net assets.
(8)	Security is a zero-coupon bond.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2022, the aggregate value of the unfunded commitment was $340,788, which represents 0.0% of total net assets.
(11)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,625	03/31/2022	$ 352,066,406	$ (2,643,482)
Short position contracts:
U.S. Treasury 5-Year Note Future	1,696	03/31/2022	$ 202,168,500	$ 2,152,092
192

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Futures Contracts Outstanding at January 31, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury 10-Year Note Future	267	03/22/2022	$ 34,167,656	$ 259,900
Total				$ 2,411,992
Total futures contracts				$ (231,490)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,614,000	EUR	2,911,212	USD	TDB	02/04/2022	$ 25,721
2,955,937	USD	2,614,000	EUR	TDB	02/04/2022	19,005
41,556,186	USD	36,686,203	EUR	TDB	02/28/2022	318,020
292,910	USD	259,000	EUR	JPM	02/28/2022	1,773
2,912,859	USD	2,614,000	EUR	TDB	03/04/2022	(25,821)
Total foreign currency contracts						$ 338,698
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 492,692,591	$ —	$ 492,692,591	$ —
Corporate Bonds	1,060,951,263	—	1,060,951,263	—
Foreign Government Obligations	7,500,000	—	7,500,000	—
Municipal Bonds	9,974,917	—	9,974,917	—
Senior Floating Rate Interests	417,375,086	—	417,375,086	—
U.S. Government Agencies	73,100,397	—	73,100,397	—
U.S. Government Securities	29,588,867	—	29,588,867	—
Short-Term Investments	13,745,164	120,460	13,624,704	—
Foreign Currency Contracts(2)	364,519	—	364,519	—
Futures Contracts(2)	2,411,992	2,411,992	—	—
Total	$ 2,107,704,796	$ 2,532,452	$ 2,105,172,344	$ —
Liabilities
Foreign Currency Contracts(2)	$ (25,821)	$ —	$ (25,821)	$ —
Futures Contracts(2)	(2,643,482)	(2,643,482)	—	—
Total	$ (2,669,303)	$ (2,643,482)	$ (25,821)	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
193

Hartford Small Cap Value Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Banks - 22.6%
65,635	Bank OZK	$ 3,075,000
104,498	Berkshire Hills Bancorp, Inc.	3,092,096
91,873	Cadence Bank	2,863,681
24,654	Federal Agricultural Mortgage Corp. Class C	3,002,857
75,719	First Hawaiian, Inc.	2,146,634
58,866	First Interstate BancSystem, Inc. Class A	2,163,325
181,788	FNB Corp.	2,348,701
78,225	Great Western Bancorp, Inc.	2,415,588
107,972	Home BancShares, Inc.	2,543,820
64,347	Pacific Premier Bancorp, Inc.	2,461,273
144,330	Radian Group, Inc.	3,231,549
64,444	Sandy Spring Bancorp, Inc.	3,048,845
136,149	Umpqua Holdings Corp.	2,761,102
		35,154,471
	Capital Goods - 10.1%
60,146	Air Lease Corp.	2,394,412
34,406	EnerSys	2,578,042
81,277	Kennametal, Inc.	2,809,746
33,077	McGrath Rent Corp.	2,520,798
79,754	nVent Electric plc	2,758,691
195,209	REV Group, Inc.	2,621,656
		15,683,345
	Commercial & Professional Services - 11.6%
190,592	BrightView Holdings, Inc.*	2,529,156
162,595	CoreCivic, Inc. REIT*	1,643,835
74,010	Deluxe Corp.	2,227,701
66,894	Herman Miller, Inc.	2,583,446
33,769	Kforce, Inc.	2,318,917
91,970	Loomis AB	2,361,547
28,543	Science Applications International Corp.	2,341,382
70,625	US Ecology, Inc.*	2,018,463
		18,024,447
	Consumer Durables & Apparel - 5.6%
26,557	Carter's, Inc.	2,472,988
44,103	Kontoor Brands, Inc.	2,173,837
51,702	Steven Madden Ltd.	2,127,020
28,523	Sturm Ruger & Co., Inc.	1,917,601
		8,691,446
	Consumer Services - 3.0%
66,278	Adtalem Global Education, Inc.*	1,949,899
115,648	H&R Block, Inc.	2,643,713
		4,593,612
	Diversified Financials - 8.0%
140,482	Greenhill & Co., Inc.	2,343,240
123,289	Navient Corp.	2,148,927
234,356	New Residential Investment Corp. REIT	2,495,891
63,808	PRA Group, Inc.*	2,967,072
62,596	PROG Holdings, Inc.*	2,491,947
		12,447,077
	Energy - 1.6%
63,053	DMC Global, Inc.*	2,543,558
	Health Care Equipment & Services - 5.4%
149,777	NextGen Healthcare, Inc.*	2,892,194
51,972	NuVasive, Inc.*	2,703,064
72,383	Premier, Inc. Class A	2,766,478
		8,361,736
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Household & Personal Products - 4.4%
61,316	Edgewell Personal Care Co.	$ 2,808,273
52,117	Energizer Holdings, Inc.	1,960,120
10,347	Medifast, Inc.	2,056,053
		6,824,446
	Insurance - 5.0%
344,771	Lancashire Holdings Ltd.	2,552,621
109,744	ProAssurance Corp.	2,629,466
309,438	Siriuspoint Ltd.*	2,620,940
		7,803,027
	Materials - 3.0%
49,148	Compass Minerals International, Inc.	2,624,503
68,999	Schweitzer-Mauduit International, Inc.	2,088,600
		4,713,103
	Real Estate - 3.2%
110,104	Pebblebrook Hotel Trust REIT	2,383,752
141,610	Piedmont Office Realty Trust, Inc. Class A, REIT	2,514,993
		4,898,745
	Semiconductors & Semiconductor Equipment - 4.4%
38,842	Ichor Holdings Ltd.*	1,647,678
108,256	Rambus, Inc.*	2,733,464
31,568	Silicon Motion Technology Corp. ADR	2,493,872
		6,875,014
	Software & Services - 4.5%
43,196	CSG Systems International, Inc.	2,452,237
33,243	InterDigital, Inc.	2,294,764
130,896	Xperi Holding Corp.	2,208,216
		6,955,217
	Technology Hardware & Equipment - 1.6%
93,631	Plantronics, Inc.*	2,495,266
	Utilities - 3.5%
52,221	Portland General Electric Co.	2,743,691
109,717	South Jersey Industries, Inc.	2,745,120
		5,488,811
	Total Common Stocks (cost $128,506,241)	$ 151,553,321
EXCHANGE-TRADED FUNDS - 1.2%
	Other Investment Pools & Funds - 1.2%
12,327	iShares Russell 2000 Value ETF (1)	$ 1,927,203
	Total Exchange-Traded Funds (cost $2,034,315)	$ 1,927,203
	Total Long-Term Investments (Cost $130,540,556)	$ 153,480,524
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.8%
$ 1,214,071	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $1,214,072 ; collateralized by U.S. Treasury Note at 1.000%, maturing 07/31/2028, with a market value of $ 1,238,409	$ 1,214,071

194

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Securities Lending Collateral - 0.9%
49,968	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		$ 49,967
1,345,687	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		1,345,687
76,228	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		76,228
			1,471,882
	Total Short-Term Investments (cost $2,685,954)		$ 2,685,953
	Total Investments (cost $133,226,510)	100.4%	$ 156,166,477
	Other Assets and Liabilities	(0.4)%	(675,948)
	Total Net Assets	100.0%	$ 155,490,529
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 35,154,471	$ 35,154,471	$ —	$ —
Capital Goods	15,683,345	15,683,345	—	—
Commercial & Professional Services	18,024,447	15,662,900	2,361,547	—
Consumer Durables & Apparel	8,691,446	8,691,446	—	—
Consumer Services	4,593,612	4,593,612	—	—
Diversified Financials	12,447,077	12,447,077	—	—
Energy	2,543,558	2,543,558	—	—
Health Care Equipment & Services	8,361,736	8,361,736	—	—
Household & Personal Products	6,824,446	6,824,446	—	—
Insurance	7,803,027	5,250,406	2,552,621	—
Materials	4,713,103	4,713,103	—	—
Real Estate	4,898,745	4,898,745	—	—
Semiconductors & Semiconductor Equipment	6,875,014	6,875,014	—	—
Software & Services	6,955,217	6,955,217	—	—
Technology Hardware & Equipment	2,495,266	2,495,266	—	—
Utilities	5,488,811	5,488,811	—	—
Exchange-Traded Funds	1,927,203	1,927,203	—	—
Short-Term Investments	2,685,953	1,471,882	1,214,071	—
Total	$ 156,166,477	$ 150,038,238	$ 6,128,239	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
195

The Hartford Small Company Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Banks - 3.9%
222,943	Ameris Bancorp	$ 10,993,319
179,967	Synovus Financial Corp.	8,955,158
117,625	Western Alliance Bancorp	11,667,224
		31,615,701
	Capital Goods - 16.8%
55,327	Acuity Brands, Inc.	10,596,780
297,584	Altra Industrial Motion Corp.	14,367,356
201,070	Applied Industrial Technologies, Inc.	19,700,839
163,778	Builders FirstSource, Inc.*	11,135,266
299,118	Colfax Corp.*	12,299,732
79,285	Curtiss-Wright Corp.	10,528,255
555,655	Fluor Corp.*	11,690,981
93,757	Gibraltar Industries, Inc.*	5,137,884
103,049	Helios Technologies, Inc.	7,896,645
87,873	Kornit Digital Ltd.*	9,231,937
77,543	Middleby Corp.*	14,360,964
71,363	WESCO International, Inc.*	8,698,436
		135,645,075
	Consumer Durables & Apparel - 3.8%
18,125	Cavco Industries, Inc.*	4,883,600
101,334	Crocs, Inc.*	10,398,895
223,176	Skyline Champion Corp.*	15,028,672
		30,311,167
	Consumer Services - 4.0%
129,161	Boyd Gaming Corp.*	7,679,913
477,750	Mister Car Wash, Inc.*	8,217,300
68,769	Planet Fitness, Inc. Class A*	6,095,684
68,657	Wingstop, Inc.	10,521,685
		32,514,582
	Diversified Financials - 0.8%
147,940	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,136,551
	Energy - 3.9%
162,560	Cactus, Inc. Class A	7,877,658
231,692	Chesapeake Energy Corp.	15,794,444
350,704	Magnolia Oil & Gas Corp. Class A	7,585,727
		31,257,829
	Health Care Equipment & Services - 10.7%
321,130	Cross Country Healthcare, Inc.*	6,907,506
111,590	Globus Medical, Inc. Class A*	7,446,401
174,294	Health Catalyst, Inc.*	5,202,676
64,771	Inspire Medical Systems, Inc.*	14,333,175
188,107	Integra LifeSciences Holdings Corp.*	12,178,047
90,941	LHC Group, Inc.*	11,285,778
56,085	Omnicell, Inc.*	8,420,602
536,042	R1 RCM, Inc.*	12,747,079
62,638	Tandem Diabetes Care, Inc.*	7,398,174
		85,919,438
	Household & Personal Products - 0.6%
171,412	elf Beauty, Inc.*	5,066,939
	Materials - 1.1%
162,972	Cabot Corp.	8,961,830
	Media & Entertainment - 3.8%
66,205	Cardlytics, Inc.*	4,442,355
293,474	Cargurus, Inc.*	9,361,821
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0% - (continued)
	Media & Entertainment - 3.8% - (continued)
193,531	Criteo S.A. ADR*	$ 6,541,348
95,360	Ziff Davis, Inc.*	10,018,521
		30,364,045
	Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
225,754	Aclaris Therapeutics, Inc.*	2,465,234
358,529	Amicus Therapeutics, Inc.*	3,373,758
73,663	Apellis Pharmaceuticals, Inc.*	2,966,409
34,828	Ascendis Pharma A/S ADR*	4,236,478
52,576	BioAtla, Inc.*	502,627
70,091	Blueprint Medicines Corp.*	5,404,016
131,728	Celldex Therapeutics, Inc.*	4,084,885
72,705	Crinetics Pharmaceuticals, Inc.*	1,373,397
70,470	Fate Therapeutics, Inc.*	2,925,210
660,739	ImmunoGen, Inc.*	3,733,175
70,378	Intellia Therapeutics, Inc.*	6,655,648
67,015	Intra-Cellular Therapies, Inc.*	3,182,542
35,448	Karuna Therapeutics, Inc.*	3,936,855
32,368	Kodiak Sciences, Inc.*	1,900,002
85,529	Kymera Therapeutics, Inc.*	3,592,218
33,591	Madrigal Pharmaceuticals, Inc.*	1,934,170
71,674	Medpace Holdings, Inc.*	12,719,268
183,353	Myovant Sciences Ltd.*(1)	2,394,590
91,375	NanoString Technologies, Inc.*	3,172,540
180,960	NeoGenomics, Inc.*	4,078,838
50,365	Pacira BioSciences, Inc.*	3,161,411
59,652	PTC Therapeutics, Inc.*	2,399,203
128,803	RAPT Therapeutics, Inc.*	2,784,721
105,157	Revolution Medicines, Inc.*	2,262,979
90,974	Rocket Pharmaceuticals, Inc.*	1,513,807
71,439	Turning Point Therapeutics, Inc.*	2,659,674
86,588	Veracyte, Inc.*	2,633,141
		92,046,796
	Real Estate - 3.9%
293,804	Essential Properties Realty Trust, Inc. REIT	7,800,496
383,245	Independence Realty Trust, Inc. REIT	8,810,803
260,361	Pebblebrook Hotel Trust REIT	5,636,816
103,548	Ryman Hospitality Properties, Inc. REIT*	9,153,643
		31,401,758
	Retailing - 5.9%
3,136,600	Allstar Co.(2)(3)(4)(5)	—
45,261	Five Below, Inc.*	7,422,804
70,215	Floor & Decor Holdings, Inc. Class A*	7,633,775
258,408	National Vision Holdings, Inc.*	10,563,719
207,014	Revolve Group, Inc.*	10,209,930
110,316	Shutterstock, Inc.	10,697,343
26,907	Tory Burch LLC(3)(4)(5)	1,155,137
		47,682,708
	Semiconductors & Semiconductor Equipment - 6.1%
44,252	MKS Instruments, Inc.	6,873,663
98,467	Synaptics, Inc.*	20,712,534
630,560	Tower Semiconductor Ltd.*	21,659,736
		49,245,933
	Software & Services - 14.5%
71,664	Concentrix Corp.	14,403,747
203,629	Digital Turbine, Inc.*	8,990,220
436,480	Jamf Holding Corp.*(1)	14,430,029
167,687	LiveRamp Holdings, Inc.*	7,487,225
50,841	Manhattan Associates, Inc.*	6,806,085
112,708	New Relic, Inc.*	11,850,119
102,471	Perficient, Inc.*	10,741,010

196

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.0% - (continued)
	Software & Services - 14.5% - (continued)
138,395	Rapid7, Inc.*		$ 13,331,590
360,535	Repay Holdings Corp.*		6,449,971
266,677	Varonis Systems, Inc.*		9,936,385
813,251	Verra Mobility Corp.*		12,881,896
			117,308,277
	Technology Hardware & Equipment - 4.3%
285,958	Calix, Inc.*		14,377,968
211,927	II-VI, Inc.*		13,436,172
51,719	Novanta, Inc.*		7,142,394
			34,956,534
	Telecommunication Services - 0.5%
65,650	Bandwidth, Inc. Class A*		4,110,346
	Total Common Stocks (cost $722,221,055)		$ 774,545,509
EXCHANGE-TRADED FUNDS - 2.0%
	Other Investment Pools & Funds - 2.0%
62,853	iShares Russell 2000 Growth ETF (1)		$ 15,947,692
	Total Exchange-Traded Funds (cost $16,280,090)		$ 15,947,692
	Total Long-Term Investments (Cost $738,501,145)		$ 790,493,201
SHORT-TERM INVESTMENTS - 4.7%
	Repurchase Agreements - 3.7%
$ 30,090,011	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $30,090,028; collateralized by U.S. Treasury Note at 1.750% maturing 01/31/2029, with a market value of $30,691,900.		$ 30,090,011
	Securities Lending Collateral - 1.0%
259,810	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(6)		259,810
6,996,989	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(6)		6,996,989
396,351	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(6)		396,351
			7,653,150
	Total Short-Term Investments (cost $37,743,161)		$ 37,743,161
	Total Investments (cost $776,244,306)	102.7%	$ 828,236,362
	Other Assets and Liabilities	(2.7)%	(21,882,162)
	Total Net Assets	100.0%	$ 806,354,200
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $1,155,137, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,155,137 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	3,136,600	$ —	$ —
11/2013	Tory Burch LLC	26,907	2,108,912	1,155,137
			$ 2,108,912	$ 1,155,137

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

197

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 31,615,701	$ 31,615,701	$ —	$ —
Capital Goods	135,645,075	135,645,075	—	—
Consumer Durables & Apparel	30,311,167	30,311,167	—	—
Consumer Services	32,514,582	32,514,582	—	—
Diversified Financials	6,136,551	6,136,551	—	—
Energy	31,257,829	31,257,829	—	—
Health Care Equipment & Services	85,919,438	85,919,438	—	—
Household & Personal Products	5,066,939	5,066,939	—	—
Materials	8,961,830	8,961,830	—	—
Media & Entertainment	30,364,045	30,364,045	—	—
Pharmaceuticals, Biotechnology & Life Sciences	92,046,796	92,046,796	—	—
Real Estate	31,401,758	31,401,758	—	—
Retailing	47,682,708	46,527,571	—	1,155,137
Semiconductors & Semiconductor Equipment	49,245,933	49,245,933	—	—
Software & Services	117,308,277	117,308,277	—	—
Technology Hardware & Equipment	34,956,534	34,956,534	—	—
Telecommunication Services	4,110,346	4,110,346	—	—
Exchange-Traded Funds	15,947,692	15,947,692	—	—
Short-Term Investments	37,743,161	7,653,150	30,090,011	—
Total	$ 828,236,362	$ 796,991,214	$ 30,090,011	$ 1,155,137

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
198

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4%
	Asset-Backed - Automobile - 1.5%
	American Credit Acceptance Receivables Trust
$ 5,750,000	3.64%, 05/15/2028(1)	$ 5,593,934
7,760,000	4.21%, 07/13/2028(1)	7,634,948
2,100,000	Carvana Auto Receivables Trust 4.55%, 01/10/2028(1)	2,090,127
	DT Auto Owner Trust
7,450,000	1.31%, 05/17/2027(1)	7,234,372
1,785,000	3.34%, 07/17/2028(1)	1,750,059
	Exeter Automobile Receivables Trust
6,500,000	1.55%, 06/15/2027	6,338,193
3,340,000	5.56%, 06/15/2027(1)	3,466,822
	Santander Bank Auto Credit-Linked Notes
546,424	3.27%, 12/15/2031(1)	543,939
1,000,000	5.00%, 12/15/2031(1)	992,408
1,200,000	6.17%, 12/15/2031(1)	1,189,101
445,628	Securitized Term Auto Loan Receivables Trust 4.57%, 03/25/2026(1)	453,190
	Westlake Automobile Receivables Trust
1,830,000	3.42%, 04/15/2027(1)	1,824,506
8,830,000	3.66%, 12/15/2027(1)	8,613,558
		47,725,157
	Asset-Backed - Credit Card - 0.1%
4,000,000	Mercury Financial Credit Card Master Trust 6.26%, 03/20/2026(1)	3,986,113
	Asset-Backed - Finance & Insurance - 1.4%
1,034,648	Aaset Trust 6.41%, 01/16/2040(1)	483,540
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,157,087
2,875,000	Ares CLO Ltd. 5.96%, 07/22/2030, 3 mo. USD LIBOR + 5.700%(1)(2)	2,763,528
2,183,000	Atlas Senior Loan Fund Ltd. 6.02%, 07/26/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	1,949,336
305,000	Ballyrock CLO Ltd. 7.25%, 01/20/2034, 3 mo. USD LIBOR + 7.000%(1)(2)	304,597
2,981,250	Carlyle US CLO Ltd. 5.55%, 01/20/2030, 3 mo. USD LIBOR + 5.300%(1)(2)	2,740,156
	CIFC Funding Ltd.
2,660,000	5.20%, 04/19/2029, 3 mo. USD LIBOR + 4.950%(1)(2)	2,572,441
2,270,000	7.09%, 01/15/2034, 3 mo. USD LIBOR + 6.850%(1)(2)	2,280,742
2,500,000	Dryden 64 CLO Ltd. 5.84%, 04/18/2031, 3 mo. USD LIBOR + 5.600%(1)(2)	2,444,597
18,616	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	17,017
1,221,632	GSAMP Trust 0.20%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	883,919
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,856,390
4,899,990	Madison Park Funding Ltd. 6.06%, 10/22/2030, 3 mo. USD LIBOR + 5.800%(1)(2)	4,718,191
3,400,000	Oaktree CLO Ltd. 7.48%, 10/20/2032, 3 mo. USD LIBOR + 7.230%(1)(2)	3,395,964
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4% - (continued)
	Asset-Backed - Finance & Insurance - 1.4% - (continued)
$ 3,000,000	Octagon Loan Funding Ltd. 6.16%, 11/18/2031, 3 mo. USD LIBOR + 6.000%(1)(2)	$ 2,890,926
2,000,000	Sound Point CLO Ltd. 7.15%, 10/20/2028, 3 mo. USD LIBOR + 6.900%(1)(2)	1,971,520
4,250,000	Symphony CLO Ltd. 6.34%, 10/15/2031, 3 mo. USD LIBOR + 6.100%(1)(2)	4,058,669
1,715,000	Vericrest Opportunity Loan Transferee 4.21%, 08/25/2051(1)	1,682,781
6,150,000	Webster Park CLO Ltd. 5.75%, 07/20/2030, 3 mo. USD LIBOR + 5.500%(1)(2)	6,045,106
		45,216,507
	Asset-Backed - Home Equity - 0.1%
	GSAA Home Equity Trust
474,190	0.25%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	172,125
829,743	0.27%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	316,054
863,021	0.47%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	309,991
593,086	0.57%, 04/25/2047, 1 mo. USD LIBOR + 0.460%(2)	353,121
	Soundview Home Loan Trust
2,251,000	0.35%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,151,256
110,063	0.61%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	108,134
		3,410,681
	Commercial Mortgage-Backed Securities - 1.2%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	1,628,700
	BBCMS Mortgage Trust
2,490,000	0.99%, 04/15/2053(3)(4)	189,063
4,334,888	1.63%, 04/15/2053(3)(4)	415,147
	Benchmark Mortgage Trust
15,273,666	1.23%, 03/15/2062(3)(4)	1,028,613
8,677,621	1.52%, 01/15/2054(3)(4)	973,450
	BX Commercial Mortgage Trust
822,140	2.61%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(1)(2)	813,896
1,742,000	2.96%, 09/15/2036, 1 mo. USD LIBOR + 2.850%(1)(2)	1,724,539
1,120,000	BX Trust 5.04%, 06/15/2023, 1 mo. USD LIBOR + 4.930%(1)(2)	1,107,232
2,260,000	CAMB Commercial Mortgage Trust 3.36%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(2)	2,252,120
180,000	Citigroup Commercial Mortgage Trust 4.59%, 03/10/2047(1)(3)	178,307
	Commercial Mortgage Trust
1,350,000	4.65%, 08/10/2047(3)	1,363,234
981,000	4.75%, 10/15/2045(1)(3)	353,601
2,818	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	2,821
	DBJPM Mortgage Trust
20,541,077	1.44%, 08/10/2049(3)(4)	1,109,105
4,151,145	1.71%, 09/15/2053(3)(4)	379,313
	GS Mortgage Securities Trust
65,658	0.00%, 08/10/2044(1)(3)(4)	1

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4% - (continued)
	Commercial Mortgage-Backed Securities - 1.2% - (continued)
$ 3,748,126	0.06%, 07/10/2046(3)(4)	$ 3,072
7,549,260	0.67%, 02/13/2053(3)(4)	327,707
565,333	3.67%, 04/10/2047(1)	22,613
1,450,000	4.66%, 10/15/2036, 1 mo. USD LIBOR + 4.550%(1)(2)	1,448,239
2,190,000	4.74%, 11/10/2045(1)(3)	2,187,767
175,000	4.96%, 04/10/2047(1)(3)	100,095
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(3)	700,823
485,000	4.36%, 12/15/2047(1)(3)	405,730
80,796	5.73%, 08/15/2046(1)(3)	80,214
	Morgan Stanley Capital Trust
2,055,000	4.28%, 06/15/2050(3)	2,104,066
465,000	5.09%, 07/15/2049(1)(3)	256,340
4,551	5.66%, 10/12/2052(1)(3)	1,593
255,000	MTRO Commercial Mortgage Trust 2.16%, 12/15/2033, 1 mo. USD LIBOR + 2.050%(1)(2)	246,539
11,760,000	SREIT Trust 2.73%, 11/15/2038, 1 mo. USD LIBOR + 2.625%(1)(2)	11,656,724
15,000	Wells Fargo Commercial Mortgage Trust 4.15%, 05/15/2048(3)	14,924
	Wells Fargo N.A.
6,539,645	0.60%, 11/15/2062(3)(4)	266,876
28,710,304	0.64%, 11/15/2062(3)(4)	1,294,657
5,343,805	0.70%, 12/15/2052(3)(4)	256,062
12,380,399	0.88%, 01/15/2063(3)(4)	737,074
9,312,707	0.90%, 05/15/2062(3)(4)	513,598
4,267,014	1.23%, 03/15/2063(3)(4)	335,079
14,087,884	1.78%, 03/15/2063(3)(4)	1,778,370
	WF-RBS Commercial Mortgage Trust
142,140	3.02%, 11/15/2047(1)	8,528
2,125,000	4.81%, 11/15/2045(1)(3)	1,979,695
215,000	4.89%, 06/15/2044(1)(3)	135,469
		40,380,996
	Other Asset-Backed Securities - 0.9%
61,891	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	61,812
30,549	Bayview Opportunity Master Fund Trust 3.50%, 01/28/2055(1)(3)	30,764
1,500,000	Burnham Park CLO Ltd. 5.65%, 10/20/2029, 3 mo. USD LIBOR + 5.400%(1)(2)	1,466,554
920,504	CF Hippolyta LLC 2.60%, 07/15/2060(1)	902,600
	Domino's Pizza Master Issuer LLC
470,400	3.67%, 10/25/2049(1)	485,370
648,225	4.12%, 07/25/2048(1)	660,309
	Octagon Investment Partners Ltd.
5,000,000	5.99%, 07/17/2030, 3 mo. USD LIBOR + 5.750%(1)(2)	4,767,295
2,825,000	6.19%, 07/15/2030, 3 mo. USD LIBOR + 5.950%(1)(2)	2,720,286
	Pretium Mortgage Credit Partners LLC
3,705,000	3.72%, 07/25/2051(1)	3,651,200
6,350,000	3.84%, 07/25/2051(1)	6,260,338
1,890,000	3.84%, 06/27/2060(1)	1,853,872
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4% - (continued)
	Other Asset-Backed Securities - 0.9% - (continued)
$ 6,750,000	Stewart Park CLO Ltd. 5.52%, 01/15/2030, 3 mo. USD LIBOR + 5.280%(1)(2)	$ 6,383,988
571,200	Wendy's Funding LLC 3.88%, 03/15/2048(1)	589,115
		29,833,503
	Whole Loan Collateral CMO - 5.2%
	Alternative Loan Trust
27,510	0.61%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(2)	12,990
104,338	0.65%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	104,064
188,619	0.80%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	166,418
568,537	5.75%, 05/25/2036	329,004
592,055	6.00%, 05/25/2036	434,424
111,552	Bank of America Mortgage Trust 2.68%, 09/25/2035(3)	109,594
105,394	Bear Stearns Adjustable Rate Mortgage Trust 2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	107,788
54,152	Bear Stearns Alt-A Trust 0.61%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	80,949
	Bellemeade Re Ltd.
1,688,000	4.60%, 01/26/2032(1)(2)	1,688,000
665,000	6.11%, 08/26/2030, 1 mo. USD LIBOR + 6.000%(1)(2)	697,881
520,952	Chase Mortgage Finance Trust 5.50%, 11/25/2035	476,974
291,882	CHL Mortgage Pass-Through Trust 2.93%, 09/25/2047(3)	279,354
1,727,000	COLT Mortgage Loan Trust 5.31%, 09/25/2065(1)(3)	1,724,879
	Connecticut Avenue Securities Trust
2,240,000	3.11%, 01/25/2040, 1 mo. USD LIBOR + 3.000%(1)(2)	2,247,635
9,000,000	3.36%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	8,947,907
5,885,000	3.51%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	5,891,458
7,957,000	3.86%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	8,014,249
990,000	4.21%, 07/25/2039, 1 mo. USD LIBOR + 4.100%(1)(2)	1,002,970
990,000	5.36%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	1,017,074
73,665	CSMC Trust 3.25%, 04/25/2047(1)(3)	74,937
	Eagle RE Ltd.
217,145	1.81%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	217,145
8,870,000	5.80%, 10/25/2033, SOFR30A + 5.750%(1)(2)	9,189,075
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	5,672,867
	Fannie Mae Connecticut Avenue Securities
1,046,634	2.71%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	1,063,008
4,036,467	3.11%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	4,101,950

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4% - (continued)
	Whole Loan Collateral CMO - 5.2% - (continued)
$ 6,890,000	3.86%, 10/25/2030, 1 mo. USD LIBOR + 3.750%(2)	$ 7,174,141
585,793	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	610,752
33,185	GMACM Mortgage Loan Trust 2.89%, 04/19/2036(3)	28,799
331,483	GSR Mortgage Loan Trust 2.91%, 01/25/2036(3)	338,647
1,007,763	HarborView Mortgage Loan Trust 0.34%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,035,783
18,743	Impac CMB Trust 2.36%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(2)	19,241
374,439	IndyMac IMSC Mortgage Loan Trust 0.26%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(2)	295,786
	JP Morgan Mortgage Trust
123,734	2.71%, 11/25/2035(3)	118,167
24,308	2.91%, 04/25/2037(3)	22,231
159,098	3.05%, 05/25/2036(3)	141,765
1,170,872	Legacy Mortgage Asset Trust 3.25%, 11/25/2059(1)	1,172,272
2,000,000	LHOME Mortgage Trust 4.61%, 06/25/2026(1)	1,899,941
59,325	MASTR Adjustable Rate Mortgages Trust 2.73%, 11/21/2034(3)	59,920
2,047,454	Morgan Stanley Mortgage Loan Trust 0.45%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	767,562
214,807	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.59%, 06/25/2036(3)	187,916
3,970,000	NYMT Loan Trust 3.56%, 08/25/2061(1)	3,889,622
915,983	Oaktown Re Ltd. 7.11%, 07/25/2030, 1 mo. USD LIBOR + 7.000%(1)(2)	919,113
4,645,000	OSAT Trust 3.97%, 05/25/2065(1)	4,565,244
	PMT Credit Risk Transfer Trust
242,450	2.11%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	242,507
1,948,138	3.01%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	1,978,617
	Preston Ridge Partners Mortgage Trust LLC
1,265,000	3.47%, 04/25/2026(1)	1,254,263
3,505,000	3.47%, 07/25/2026(1)	3,520,121
5,370,000	3.67%, 08/25/2026(1)	5,400,722
9,255,000	3.97%, 10/25/2026(1)(3)	9,170,687
996,000	4.70%, 11/25/2025(1)	989,084
11,603,000	4.83%, 10/25/2026(1)	11,508,285
9,920,000	Pretium Mortgage Credit Partners LLC 3.60%, 02/25/2061(1)	9,727,364
1,441,009	Radnor RE Ltd. 5.71%, 10/25/2030, 1 mo. USD LIBOR + 5.600%(1)(2)	1,449,299
875,000	RCO Mortgage LLC 3.97%, 05/26/2026(1)	879,837
941,491	Structured Asset Mortgage Investments Trust 0.57%, 02/25/2036, 1 mo. USD LIBOR + 0.460%(2)	908,925
4,675,000	Triangle Re Ltd. 5.61%, 10/25/2033, 1 mo. USD LIBOR + 5.500%(1)(2)	4,893,845
	VCAT LLC
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.4% - (continued)
	Whole Loan Collateral CMO - 5.2% - (continued)
$ 13,902,000	3.84%, 08/25/2051(1)	13,953,697
2,140,000	4.21%, 03/27/2051(1)	$ 2,143,163
2,170,000	Verus Securitization Trust 5.68%, 08/25/2050(1)	2,169,428
2,385,000	VOLT C LLC 4.83%, 05/25/2051(1)	2,343,847
2,205,000	VOLT CI LLC 4.83%, 05/25/2051(1)	2,168,743
2,065,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)	2,034,869
5,705,000	VOLT XCIV LLC 4.95%, 02/27/2051(1)	5,608,959
4,195,000	VOLT XCIX LLC 4.95%, 04/25/2051(1)	4,170,510
5,145,000	VOLT XCV LLC 4.95%, 03/27/2051(1)	5,056,924
16,704	WaMu Mortgage Pass-Through Certificates Trust 0.95%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	16,525
370,635	Washington Mutual Mortgage Pass-Through Certificates Trust 0.71%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	252,132
1,460,000	ZH Trust 2.25%, 02/18/2027(1)	1,432,251
		170,174,100
	Total Asset & Commercial Mortgage-Backed Securities (cost $344,545,477)	$ 340,727,057
CONVERTIBLE BONDS - 4.4%
	Auto Manufacturers - 0.3%
5,300,000	Arrival S.A. 3.50%, 12/01/2026(1)(5)	$ 3,370,800
3,416,000	Ford Motor Co. 0.00%, 03/15/2026(1)(6)	4,634,124
		8,004,924
	Biotechnology - 0.2%
1,896,000	Apellis Pharmaceuticals, Inc. 3.50%, 09/15/2026	2,629,312
4,957,000	Exact Sciences Corp. 0.38%, 03/15/2027	4,953,330
		7,582,642
	Commercial Banks - 0.0%
EUR 250,000	Bper Banca 8.75%, 12/31/2099	330,575
	Commercial Services - 0.5%
$ 5,843,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026	5,077,263
2,600,000	Block, Inc. 0.25%, 11/01/2027(5)	2,421,414
EUR 2,300,000	Nexi S.p.A. 1.75%, 04/24/2027(7)	2,824,827
$ 3,552,000	Repay Holdings Corp. 0.00%, 02/01/2026(1)(6)	3,074,256
2,888,000	Square, Inc. 0.13%, 03/01/2025	3,625,101
		17,022,861
	Energy-Alternate Sources - 0.1%
2,795,000	Enphase Energy, Inc. 0.00%, 03/01/2028(1)(6)	2,550,761
1,286,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	1,221,866
		3,772,627
	Entertainment - 0.2%
4,800,000	DraftKings, Inc. 0.00%, 03/15/2028(1)(6)	3,652,702
800,000	Penn National Gaming, Inc. 2.75%, 05/15/2026	1,716,328
		5,369,030

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.4% - (continued)
	Healthcare - Products - 0.5%
$ 4,337,000	Insulet Corp. 0.38%, 09/01/2026	$ 5,510,158
4,544,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	4,833,911
5,065,000	NuVasive, Inc. 0.38%, 03/15/2025	4,749,771
		15,093,840
	Internet - 0.8%
5,875,000	Airbnb, Inc. 0.00%, 03/15/2026(1)(6)	5,581,291
	ETSY, Inc.
945,000	0.13%, 10/01/2026	1,822,344
4,028,000	0.25%, 06/15/2028(1)	3,977,650
4,390,000	Sea Ltd. 0.25%, 09/15/2026	3,673,154
5,520,000	Snap, Inc. 0.00%, 05/01/2027(1)(6)	4,736,527
885,000	Trip.com Group Ltd. 1.99%, 07/01/2025	811,607
5,843,000	Uber Technologies, Inc. 0.00%, 12/15/2025(5)(6)	5,471,658
		26,074,231
	IT Services - 0.2%
2,450,000	PAR Technology Corp. 1.50%, 10/15/2027	2,125,375
4,430,000	Rapid7, Inc. 0.25%, 03/15/2027(1)	5,028,983
		7,154,358
	Leisure Time - 0.1%
3,606,000	Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023	4,582,220
	Machinery-Diversified - 0.1%
2,163,000	Middleby Corp. 1.00%, 09/01/2025	3,290,040
	Miscellaneous Manufacturing - 0.1%
4,474,000	John Bean Technologies Corp. 0.25%, 05/15/2026(1)	4,557,873
	Oil & Gas - 0.1%
1,565,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	3,244,440
	Pharmaceuticals - 0.4%
2,025,000	Aerie Pharmaceuticals, Inc. 1.50%, 10/01/2024(5)	1,722,423
5,050,000	Dexcom, Inc. 0.25%, 11/15/2025(5)	5,369,697
3,826,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	4,472,813
		11,564,933
	Real Estate Investment Trusts - 0.2%
4,423,000	Pebblebrook Hotel Trust 1.75%, 12/15/2026	4,808,922
1,256,000	PennyMac Corp. 5.50%, 03/15/2026(1)	1,238,015
		6,046,937
	Retail - 0.1%
3,725,000	Shake Shack, Inc. 0.00%, 03/01/2028(1)(6)	3,080,881
	Software - 0.5%
5,550,000	Avalara, Inc. 0.25%, 08/01/2026(1)	4,920,787
4,100,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026(1)	3,756,872
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.4% - (continued)
	Software - 0.5% - (continued)
$ 6,225,000	Ringcentral, Inc. 0.00%, 03/01/2025(6)	$ 5,691,910
1,935,000	Workday, Inc. 0.25%, 10/01/2022	3,348,715
		17,718,284
	Total Convertible Bonds (cost $151,729,487)	$ 144,490,696
CORPORATE BONDS - 25.7%
	Aerospace/Defense - 0.2%
	Embraer Netherlands Finance B.V.
4,420,000	6.95%, 01/17/2028(1)	$ 4,791,943
1,840,000	6.95%, 01/17/2028(7)	1,994,836
279,000	SSL Robotics LLC 9.75%, 12/31/2023(1)	299,674
		7,086,453
	Agriculture - 0.2%
	Kernel Holding S.A.
3,975,000	6.50%, 10/17/2024(1)	3,618,045
1,745,000	6.75%, 10/27/2027(1)	1,518,150
1,090,000	6.75%, 10/27/2027(7)	948,300
		6,084,495
	Airlines - 0.4%
3,175,000	American Airlines, Inc. 5.75%, 04/20/2029(1)	3,250,406
6,600,396	Hawaiian Brand Intellectual Property Ltd. 5.75%, 01/20/2026(1)	6,750,093
3,197,999	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8.00%, 09/20/2025(1)	3,464,872
		13,465,371
	Auto Manufacturers - 0.4%
	Daimler Canada Finance, Inc.
CAD 1,000,000	2.57%, 11/22/2022	794,264
2,080,000	3.05%, 05/16/2022	1,646,852
1,800,000	3.30%, 08/16/2022	1,432,455
$ 1,000,000	Daimler Trucks Finance North America LLC 0.55%, 06/14/2023, 3 mo. USD SOFR + 0.500%(1)(2)	1,001,270
CAD 5,475,000	General Motors Financial of Canada Ltd. 2.60%, 06/01/2022	4,327,457
1,000,000	Honda Canada Finance, Inc. 2.27%, 07/15/2022	791,354
	VW Credit Canada, Inc.
3,800,000	2.65%, 06/27/2022(7)	3,009,870
500,000	3.70%, 11/14/2022	400,575
		13,404,097
	Auto Parts & Equipment - 0.3%
	Adient Global Holdings Ltd.
EUR 1,945,000	3.50%, 08/15/2024(7)	2,206,962
$ 1,050,000	4.88%, 08/15/2026(1)	1,059,631
EUR 2,645,000	Clarios Global L.P. / Clarios U.S. Finance Co. 4.38%, 05/15/2026(7)	3,012,129
$ 3,690,000	Nemak S.A.B. de C.V. 3.63%, 06/28/2031(1)	3,409,117
		9,687,839
	Beverages - 0.2%
5,068,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029	5,141,182

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Chemicals - 0.5%
$ 7,940,000	Braskem Idesa 6.99%, 02/20/2032(1)	$ 7,880,450
720,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(7)	742,032
	OCP S.A.
200,000	3.75%, 06/23/2031(1)	191,756
495,000	4.50%, 10/22/2025(7)	514,080
4,684,000	5.13%, 06/23/2051(1)	4,239,020
200,000	6.88%, 04/25/2044(7)	223,000
	Syngenta Finance N.V.
3,036,000	5.68%, 04/24/2048(1)	3,576,610
595,000	5.68%, 04/24/2048(7)	700,950
		18,067,898
	Commercial Banks - 2.6%
	Abanca Corp. Bancaria S.A.
EUR 600,000	4.63%, 04/07/2030, (4.63% fixed rate until 04/07/2025; 5 year EUR Swap + 5.014% thereafter)(7)(8)	707,774
400,000	6.00%, 01/20/2026, (6.00% fixed rate until 01/20/2026; 5 year EUR Swap + 6.570% thereafter)(7)(8)(9)	461,576
1,000,000	7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326% thereafter)(7)(8)(9)	1,195,070
$ 2,000,000	Agricultural Bank of China Ltd. 0.98%, 07/30/2022(2)(7)	2,001,720
	Argenta Spaarbank N.V.
EUR 1,000,000	1.00%, 10/13/2026(7)	1,128,933
1,500,000	1.00%, 01/29/2027(7)	1,689,678
	Banca Monte dei Paschi di Siena S.p.A.
275,000	0.88%, 10/08/2027(7)	313,893
675,000	1.88%, 01/09/2026(7)	720,413
750,000	2.63%, 04/28/2025(7)	825,736
975,000	3.63%, 09/24/2024(7)	1,091,444
200,000	Banco BPM S.p.A. 1.30%, 03/21/2022, 3 mo. Euribor + 1.880%(2)(9)	224,128
	Banco de Credito del Peru
$ 220,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(7)(8)	215,490
185,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(8)	181,208
60,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 year USD CMT + 2.450% thereafter)(1)(8)	58,651
	Banco de Credito Social Cooperativo S.A.
EUR 1,400,000	5.25%, 11/27/2031, (5.25% fixed rate until 05/27/2026; 5 year EUR Swap + 5.419% thereafter)(7)(8)	1,602,714
1,100,000	7.75%, 06/07/2027, (7.75% fixed rate until 06/07/2022; 5 year EUR Swap + 7.591% thereafter)(7)(8)	1,268,564
	Banco do Brasil S.A.
$ 200,000	3.25%, 09/30/2026(7)	194,600
200,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	207,502
570,000	4.63%, 01/15/2025(7)	591,381
385,000	4.88%, 01/11/2029(1)	394,144
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 2.6% - (continued)
EUR 1,140,000	Banco Santander S.A. 1.00%, 12/15/2024(3)(9)	$ 1,197,844
$ 760,000	Bancolombia S.A. 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(8)	753,882
710,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(8)	689,207
770,000	Bank Hapoalim BM 3.26%, 01/21/2032, (3.26% fixed rate until 01/21/2027; 5 year USD CMT + 2.155% thereafter)(1)(7)(8)	748,825
400,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(1)(7)(8)	393,500
CAD 2,060,000	Bank of America Corp. 3.23%, 06/22/2022	1,634,873
	Bank of China Ltd.
$ 3,500,000	1.04%, 11/22/2022, 3 mo. USD LIBOR + 0.880%(2)(7)	3,505,310
2,000,000	1.12%, 07/11/2022, 3 mo. USD LIBOR + 0.880%(2)(7)	2,003,970
1,000,000	2.88%, 04/20/2022(7)	1,002,480
	Barclays plc
EUR 450,000	0.58%, 08/09/2029, (0.58% fixed rate until 08/09/2028; 1 year EUR Swap + 1.260% thereafter)(7)(8)	482,620
$ 425,000	2.67%, 03/10/2032, (2.67% fixed rate until 03/10/2031; 12 mo. USD CMT + 1.200% thereafter)(8)	405,266
GBP 400,000	3.00%, 05/08/2026(7)	549,346
875,000	5.88%, 09/15/2024, (5.88% fixed rate until 09/15/2024; 5 year GBP Swap + 5.187% thereafter)(7)(8)(9)	1,209,149
625,000	6.38%, 12/15/2025, (6.38% fixed rate until 12/15/2025; 5 year UK Government Bond + 6.016% thereafter)(7)(8)(9)	893,097
$ 550,000	7.75%, 09/15/2023, (7.75% fixed rate until 09/15/2023; 5 year USD Swap + 4.842% thereafter)(8)(9)	584,375
490,000	BBVA Global Finance Ltd. 7.00%, 12/01/2025	556,768
750,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(7)(8)	743,538
EUR 600,000	BPCE S.A. 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 year EUR Swap + 1.750% thereafter)(7)(8)	656,140
1,400,000	CaixaBank S.A. 6.00%, 07/18/2022, (6.00% fixed rate until 07/18/2022; 5 year EUR Swap + 5.819% thereafter)(7)(8)(9)	1,600,355
	Credit Agricole S.A.
JPY 200,000,000	0.44%, 06/09/2022(7)	1,738,999

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 2.6% - (continued)
$ 525,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(7)(8)	$ 518,268
1,070,000	6.88%, 09/23/2024, (6.88% fixed rate until 09/23/2024; 5 year USD Swap + 4.319% thereafter)(5)(7)(8)(9)	1,148,260
GBP 700,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.812% thereafter)(1)(8)(9)	1,054,919
$ 375,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(7)(8)(9)	433,781
	Credit Suisse Group AG
1,155,000	0.50%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	1,155,020
GBP 175,000	2.13%, 11/15/2029 (2.13% fixed rate until 11/15/2028; thereafter)(7)(8)	225,041
$ 1,075,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(7)(8)(9)	1,127,406
625,000	7.25%, 09/12/2025, (7.25% fixed rate until 09/12/2025; 5 year USD ICE Swap + 4.332% thereafter)(7)(8)(9)	667,969
2,350,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(1)(8)(9)	2,504,489
	Danske Bank A/S
300,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(8)	290,464
GBP 1,300,000	2.25%, 01/14/2028, (2.25% fixed rate until 01/14/2027; 1 year UK Government Bond + 1.650% thereafter)(7)(8)	1,721,647
$ 958,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 year USD CMT + 3.387% thereafter)(7)(8)(9)	924,470
325,000	5.38%, 01/12/2024(1)	345,738
1,655,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.130% thereafter)(7)(8)(9)	1,776,825
	Deutsche Bank AG
EUR 600,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 year EUR Swap + 4.552% thereafter)(7)(8)(9)	662,091
$ 875,000	4.88%, 12/01/2032, (4.88% fixed rate until 12/01/2027; 5 year USD ICE Swap + 2.553% thereafter)(8)	914,571
1,375,000	DNB Bank ASA 4.88%, 11/12/2024, (4.88% fixed rate until 11/12/2024; 5 year USD CMT + 3.140% thereafter)(7)(8)(9)	1,404,219
	FinecoBank Banca Fineco S.p.A.
EUR 550,000	0.50%, 10/21/2027, (0.50% fixed rate until 10/21/2026; 3 mo. Euribor + 0.700% thereafter)(7)(8)	594,813
925,000	5.88%, 12/03/2024, (5.88% fixed rate until 12/03/2024; 5 year EUR Swap + 6.144% thereafter)(7)(8)(9)	1,102,582
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 2.6% - (continued)
$ 7,000,000	Freedom Mortgage Corp. 7.63%, 05/01/2026(1)	$ 6,685,000
100,000	Goldman Sachs Group, Inc. 0.91%, 02/23/2023, 3 mo. USD LIBOR + 0.750%(2)	100,507
200,000	Grupo Aval Ltd. 4.75%, 09/26/2022(7)	202,100
650,000	HSBC Bank plc 0.75%, 06/30/2022, 6 mo. USD LIBOR + 0.250%(2)(9)	605,150
	HSBC Holdings plc
GBP 425,000	1.75%, 07/24/2027, (1.75% fixed rate until 07/24/2026; SONIA + 1.307% thereafter)(8)	552,091
$ 385,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(8)	372,378
EUR 1,000,000	4.75%, 07/04/2029, (4.75% fixed rate until 07/04/2029; 5 year EUR Swap + 3.844% thereafter)(7)(8)(9)	1,189,408
$ 225,000	6.50%, 03/23/2028, (6.50% fixed rate until 03/23/2028; 5 year USD ICE Swap + 3.606% thereafter)(8)(9)	241,724
	Industrial & Commercial Bank of China Ltd.
1,000,000	0.88%, 09/16/2022, 3 mo. USD LIBOR + 0.670%(2)(7)	1,001,616
1,000,000	0.98%, 04/25/2022(2)(7)	1,000,457
2,090,000	1.03%, 05/23/2022, 3 mo. USD LIBOR + 0.870%(2)(7)	2,090,038
GBP 1,000,000	1.50%, 07/31/2022(7)	1,343,880
$ 400,000	2.88%, 02/21/2022(7)	400,250
435,000	4.88%, 09/21/2025(7)	471,714
	Itau Unibanco Holding S.A.
725,000	2.90%, 01/24/2023(1)	732,612
305,000	2.90%, 01/24/2023(7)	308,202
EUR 550,000	Jyske Bank A/S 3.63%, 12/04/2028, (3.63% fixed rate until 12/04/2028; 5 year EUR Swap + 3.688% thereafter)(7)(8)(9)	610,761
$ 815,000	Mizrahi Tefahot Bank Ltd. 3.08%, 04/07/2031, (3.08% fixed rate until 04/07/2026; 5 year USD CMT + 2.250% thereafter)(1)(7)(8)	796,255
	Natwest Group plc
EUR 550,000	0.78%, 02/26/2030, (0.78% fixed rate until 02/26/2029; 3 mo. Euribor + 0.949% thereafter)(7)(8)	594,313
GBP 525,000	2.11%, 11/28/2031, (2.11% fixed rate until 08/26/2026; 5 year UK Government Bond + 1.750% thereafter)(7)(8)	678,242
$ 1,175,000	3.03%, 11/28/2035, (3.03% fixed rate until 08/28/2030; 5 year USD CMT + 2.350% thereafter)(8)	1,117,675
EUR 550,000	Piraeus Bank S.A. 3.88%, 11/03/2027, (3.88% fixed rate until 11/03/2026; 1 year EUR Swap + 3.948% thereafter)(7)(8)	598,088
	QNB Finance Ltd.
$ 200,000	1.63%, 09/22/2025(7)	195,444
485,000	2.63%, 05/12/2025(7)	490,098

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Commercial Banks - 2.6% - (continued)
$ 400,000	3.50%, 03/28/2024(7)	$ 413,520
600,000	Skandinaviska Enskilda Banken AB 5.13%, 05/13/2025, (5.13% fixed rate until 05/13/2025; 5 year USD CMT + 3.463% thereafter)(7)(8)(9)	615,474
EUR 200,000	Stichting AK Rabobank Certificaten 6.50%, 12/29/2049(7)(9)	290,416
	UBS Group AG
$ 500,000	5.00%, 01/31/2023, (5.00% fixed rate until 01/31/2023; 5 year USD Swap + 2.432% thereafter)(7)(8)(9)	494,375
400,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(7)(8)(9)	434,266
1,050,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(7)(8)(9)	1,140,504
850,000	7.00%, 01/31/2024, (7.00% fixed rate until 01/31/2024; 5 year USD Swap + 4.344% thereafter)(7)(8)(9)	898,348
EUR 600,000	Unicaja Banco S.A. 4.88%, 11/18/2026, (4.88% fixed rate until 11/18/2026; 5 year EUR Swap + 5.020% thereafter)(7)(8)(9)	658,639
	Virgin Money UK PLC
GBP 325,000	2.63%, 08/19/2031, (2.63% fixed rate until 05/19/2026; 5 year UK Government Bond + 2.250% thereafter)(7)(8)	423,285
763,000	8.00%, 12/08/2022, (8.00% fixed rate until 12/08/2022; 5 year GBP Swap + 6.527% thereafter)(7)(8)(9)	1,055,238
CAD 1,600,000	Wells Fargo & Co. 2.09%, 04/25/2022	1,262,532
		85,061,336
	Commercial Services - 0.5%
	IPD 3 B.V.
EUR 925,000	5.50%, 12/01/2025(7)	1,055,912
390,000	5.50%, 12/01/2025(1)	445,195
4,980,000	La Financiere Atalian SASU 4.00%, 05/15/2024(7)	5,323,380
	Nexi S.p.A.
2,495,000	1.63%, 04/30/2026(7)	2,693,579
1,000,000	2.13%, 04/30/2029(7)	1,069,936
	Q-Park Holding I B.V.
540,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(2)	582,790
910,000	2.00%, 03/01/2026, 3 mo. Euribor + 2.000%(2)(7)	982,109
$ 2,232,000	Signal Parent, Inc. 6.13%, 04/01/2029(1)	1,919,520
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	335,210
555,000	3.88%, 07/15/2026(1)	624,762
410,000	3.88%, 07/15/2026(7)	461,536
	Verisure Midholding AB
306,000	5.25%, 02/15/2029(1)	339,100
140,000	5.25%, 02/15/2029(7)	155,144
		15,988,173
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Construction Materials - 0.1%
$ 5,500,000	Victors Merger Corp. 6.38%, 05/15/2029(1)(5)	$ 5,044,435
	Diversified Financial Services - 1.6%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.73%, 09/29/2023, 3 mo. USD SOFR + 0.680%(2)	500,075
7,995,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	7,910,037
CAD 1,020,000	GE Capital Canada Funding Co. 0.84%, 02/15/2022, 3 mo. CDOR + 0.350%(2)	802,539
$ 1,405,000	goeasy Ltd. 4.38%, 05/01/2026(1)	1,405,000
1,475,000	Gtlk Europe Capital DAC 4.80%, 02/26/2028(7)	1,306,850
6,442,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	5,588,435
1,000,000	ICBCIL Finance Co., Ltd. 3.65%, 03/05/2022(7)	1,001,660
	LD Holdings Group LLC
2,809,000	6.13%, 04/01/2028(1)	2,503,521
4,320,000	6.50%, 11/01/2025(1)	4,104,000
EUR 965,000	LeasePlan Corp. N.V. 7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; 5 year EUR CMS + 7.556% thereafter)(7)(8)(9)	1,185,637
$ 1,604,000	LFS Topco LLC 5.88%, 10/15/2026(1)	1,633,514
	Midcap Financial Issuer Trust
1,389,000	5.63%, 01/15/2030(1)	1,347,650
5,230,000	6.50%, 05/01/2028(1)	5,269,016
1,000,000	PennyMac Financial Services, Inc. 5.38%, 10/15/2025(1)	1,000,000
7,230,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	4,328,709
	United Wholesale Mortgage LLC
2,911,000	5.50%, 11/15/2025(1)	2,819,376
4,186,000	5.75%, 06/15/2027(1)	3,953,593
5,620,000	Vistajet Malta/XO Management 6.38%, 02/01/2030	5,585,718
		52,245,330
	Electric - 1.9%
755,000	Alfa Desarrollo S.p.A. 4.55%, 09/27/2051(1)	691,444
EUR 6,260,000	Bulgarian Energy Holding 2.45%, 07/22/2028(7)	6,853,111
	Centrais Eletricas Brasileiras S.A.
$ 3,640,000	4.63%, 02/04/2030(1)	3,499,860
2,230,000	4.63%, 02/04/2030(7)	2,144,145
	Comision Federal de Electricidad
215,000	4.68%, 02/09/2051(5)(7)	190,546
200,000	4.68%, 02/09/2051(1)	177,252
200,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(7)	208,500
	FirstEnergy Corp.
8,065,000	3.40%, 03/01/2050	7,308,105
5,060,000	5.10%, 07/15/2047	5,510,563
360,000	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	347,400
3,170,000	Inkia Energy Ltd. 5.88%, 11/09/2027(7)	3,185,660

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Electric - 1.9% - (continued)
	Israel Electric Corp. Ltd.
$ 2,030,000	4.25%, 08/14/2028(1)(7)	$ 2,202,550
475,000	5.00%, 11/12/2024(1)(7)	510,639
430,000	Kallpa Generacion S.A. 4.88%, 05/24/2026(7)	451,504
6,825,000	Oryx Funding Ltd. 5.80%, 02/03/2031(1)	7,072,461
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
420,000	3.88%, 07/17/2029(7)	424,612
200,000	5.25%, 05/15/2047(7)	206,622
755,000	6.15%, 05/21/2048(7)	867,389
	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
430,000	4.85%, 10/14/2038(7)	448,812
200,000	4.85%, 10/14/2038(1)	208,750
170,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(1)	170,214
20,590,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	18,595,241
		61,275,380
	Electronics - 0.0%
880,000	II-VI, Inc. 5.00%, 12/15/2029(1)	878,284
	Energy-Alternate Sources - 1.1%
4,233,013	Continuum Energy Levanter Pte Ltd. 4.50%, 02/09/2027(1)(5)	4,185,391
14,810,000	Energo-Pro AS 8.50%, 02/04/2027	15,005,344
6,720,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	7,156,800
	Greenko Dutch B.V.
1,994,625	3.85%, 03/29/2026(1)(5)	1,961,075
197,000	3.85%, 03/29/2026(7)	193,686
	Greenko Mauritius Ltd.
4,060,000	6.25%, 02/21/2023(1)	4,090,450
2,355,000	6.25%, 02/21/2023(7)	2,372,663
1,145,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,211,897
		36,177,306
	Engineering & Construction - 0.9%
925,000	Aeropuerto Internacional de Tocumen S.A. 5.13%, 08/11/2061(1)	906,963
1,280,000	Artera Services LLC 9.03%, 12/04/2025(1)	1,307,814
377,655	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(6)	281,919
	IHS Holding Ltd.
2,820,000	5.63%, 11/29/2026(1)	2,840,530
3,304,000	6.25%, 11/29/2028(1)	3,339,683
780,000	Interchile S.A. 4.50%, 06/30/2056(1)(5)	799,508
	International Airport Finance S.A.
9,246,536	12.00%, 03/15/2033(7)	9,940,026
7,717,472	12.00%, 03/15/2033(1)(5)	8,296,283
285,000	Mexico City Airport Trust 4.25%, 10/31/2026(7)	296,146
		28,008,872
	Entertainment - 0.1%
	Caesars Entertainment, Inc.
900,000	4.63%, 10/15/2029(1)	861,662
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Entertainment - 0.1% - (continued)
$ 500,000	8.13%, 07/01/2027(1)	$ 538,125
	Cinemark USA, Inc.
1,855,000	5.25%, 07/15/2028(1)(5)	1,758,021
1,090,000	5.88%, 03/15/2026(1)	1,073,105
		4,230,913
	Environmental Control - 0.0%
EUR 1,265,000	Verde Bidco S.p.A. 4.63%, 10/01/2026(1)	1,422,941
	Food - 0.1%
	BRF S.A.
$ 640,000	4.88%, 01/24/2030(7)	628,800
200,000	4.88%, 01/24/2030(1)	196,500
1,270,000	United Natural Foods, Inc. 6.75%, 10/15/2028(1)	1,349,921
		2,175,221
	Forest Products & Paper - 0.0%
200,000	Celulosa Arauco y Constitucion S.A. 5.50%, 04/30/2049(1)	221,252
200,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(7)	202,320
		423,572
	Healthcare - Products - 0.1%
3,933,000	Mozart Debt Merger Sub, Inc. 5.25%, 10/01/2029(1)	3,824,842
	Healthcare - Services - 0.1%
700,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	687,750
	CHS/Community Health Systems, Inc.
1,000,000	4.75%, 02/15/2031(1)	956,250
1,230,000	5.63%, 03/15/2027(1)	1,238,100
		2,882,100
	Home Builders - 0.2%
3,378,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	3,479,340
3,201,000	STL Holding Co. LLC 7.50%, 02/15/2026(1)	3,313,035
1,140,000	Williams Scotsman International, Inc. 4.63%, 08/15/2028(1)	1,149,975
		7,942,350
	Insurance - 0.5%
4,094,000	Acrisure LLC / Acrisure Finance, Inc. 6.00%, 08/01/2029(1)	3,889,300
EUR 118,000	Aegon N.V. 0.17%, 04/15/2022, 10 year GNTH + 0.100%(2)(9)	120,968
	AIA Group Ltd.
200,000	0.88%, 09/09/2033, (0.88% fixed rate until 06/09/2028; 5 year EUR Swap + 1.100% thereafter)(7)(8)	216,498
$ 400,000	3.20%, 03/11/2025(1)	413,448
270,000	3.20%, 09/16/2040(1)	268,146
200,000	3.20%, 09/16/2040(7)	198,627
475,000	3.38%, 04/07/2030(1)	499,415
	AXA S.A.
475,000	6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.256% thereafter)(7)(8)(9)	643,625

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Insurance - 0.5% - (continued)
$ 500,000	8.60%, 12/15/2030	$ 700,000
	Genworth Holdings, Inc.
4,911,000	4.80%, 02/15/2024	4,996,942
1,939,000	6.50%, 06/15/2034	1,937,555
3,325,000	HUB International Ltd. 5.63%, 12/01/2029(1)	3,266,812
	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal
EUR 500,000	0.63%, 06/21/2027(7)	540,485
200,000	2.13%, 06/21/2052, (2.13% fixed rate until 03/21/2032; 3 mo. Euribor + 3.449% thereafter)(7)(8)	215,943
		17,907,764
	Internet - 0.3%
$ 4,773,000	Arches Buyer, Inc. 6.13%, 12/01/2028(1)	4,629,810
	Meituan
630,000	3.05%, 10/28/2030(1)	554,843
420,000	3.05%, 10/28/2030(7)	369,895
470,000	Prosus N.V. 3.26%, 01/19/2027	469,209
	Tencent Holdings Ltd.
200,000	2.39%, 06/03/2030(1)	190,189
200,000	3.24%, 06/03/2050(1)	177,438
200,000	3.24%, 06/03/2050(7)	177,437
445,000	3.68%, 04/22/2041(7)	437,790
200,000	3.68%, 04/22/2041(1)	196,759
200,000	3.84%, 04/22/2051(1)	199,108
215,000	3.93%, 01/19/2038(7)	219,400
EUR 1,520,000	United Group B.V. 5.25%, 02/01/2030	1,656,415
		9,278,293
	Investment Company Security - 0.5%
$ 3,018,000	Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(1)	2,978,887
6,993,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	7,132,860
	Huarong Finance Co., Ltd.
1,525,000	3.38%, 02/24/2030(7)	1,395,375
2,336,000	3.75%, 05/29/2024(7)	2,315,560
3,655,000	4.50%, 05/29/2029(7)	3,618,450
		17,441,132
	Iron/Steel - 0.6%
	CSN Inova Ventures
4,970,000	6.75%, 01/28/2028(1)	5,227,893
1,620,000	6.75%, 01/28/2028(5)(7)	1,704,062
200,000	CSN Resources S.A. 7.63%, 04/17/2026(1)	208,502
	Metinvest B.V.
EUR 2,525,000	5.63%, 06/17/2025(1)	2,504,930
$ 3,287,000	7.65%, 10/01/2027(1)	2,838,325
465,000	7.75%, 10/17/2029(1)	398,435
440,000	7.75%, 10/17/2029(7)	377,014
6,330,000	PJSC Koks via IMH Capital DAC 5.90%, 09/23/2025(1)	6,140,100
		19,399,261
	Leisure Time - 0.6%
	Carnival Corp.
11,105,000	5.75%, 03/01/2027(1)	10,660,800
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Leisure Time - 0.6% - (continued)
$ 4,855,000	6.00%, 05/01/2029(1)	$ 4,670,510
3,000,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	2,925,000
		18,256,310
	Lodging - 0.1%
3,695,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)(5)	3,293,169
	Machinery-Diversified - 0.3%
CAD 500,000	John Deere Canada Funding, Inc. 2.63%, 09/21/2022	397,130
$ 8,190,000	OT Merger Corp. 7.88%, 10/15/2029(1)	7,940,041
	TK Elevator Midco GmbH Co.
EUR 815,000	4.38%, 07/15/2027(7)	923,248
410,000	4.38%, 07/15/2027(1)	464,456
		9,724,875
	Media - 0.5%
$ 200,000	Cable Onda S.A. 4.50%, 01/30/2030(7)	203,100
2,700,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	2,835,000
	Virgin Media Secured Finance plc
GBP 1,285,000	4.13%, 08/15/2030(7)	1,620,754
785,000	4.13%, 08/15/2030(1)	990,110
$ 1,000,000	4.50%, 08/15/2030(1)	950,010
	Virgin Media Vendor Financing Notes DAC
GBP 3,345,000	4.88%, 07/15/2028(7)	4,354,479
790,000	4.88%, 07/15/2028(1)	1,028,412
	VTR Finance N.V.
$ 2,855,000	6.38%, 07/15/2028(1)	2,912,100
1,590,000	6.38%, 07/15/2028(7)	1,621,800
		16,515,765
	Metal Fabricate/Hardware - 0.2%
	Interpipe Holdings plc
7,300,000	8.38%, 05/13/2026(1)	5,493,250
465,000	8.38%, 05/13/2026(7)	349,912
		5,843,162
	Mining - 0.0%
	AngloGold Ashanti Holdings plc
365,000	3.38%, 11/01/2028	352,854
205,000	3.75%, 10/01/2030	201,166
325,000	Nacional del Cobre de Chile Corp. 3.70%, 01/30/2050(1)	307,760
		861,780
	Oil & Gas - 3.6%
	Ecopetrol S.A.
6,115,000	4.63%, 11/02/2031	5,633,750
465,000	5.38%, 06/26/2026	481,601
200,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(7)	212,000
	Energean Israel Finance Ltd.
2,065,000	4.50%, 03/30/2024(1)(7)	2,068,614
2,455,000	4.88%, 03/30/2026(1)(7)	2,408,969
6,405,000	5.38%, 03/30/2028(1)(7)	6,228,863
11,825,000	5.88%, 03/30/2031(1)(7)	11,456,060
7,515,000	Kosmos Energy Ltd. 7.50%, 03/01/2028(1)(5)	7,195,612
	Leviathan Bond Ltd.
317,000	6.13%, 06/30/2025(1)(7)	332,058
3,177,000	6.50%, 06/30/2027(1)(7)	3,379,661
4,385,000	6.75%, 06/30/2030(1)(7)	4,675,506

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Oil & Gas - 3.6% - (continued)
$ 780,000	Lukoil Capital DAC 2.80%, 04/26/2027(1)	$ 719,550
6,350,000	Matador Resources Co. 5.88%, 09/15/2026	6,437,439
7,160,000	Medco Laurel Tree Pte Ltd. 6.95%, 11/12/2028(1)	6,927,300
	NAK Naftogaz Ukraine via Kondor Finance plc
7,055,000	7.63%, 11/08/2026(1)	5,285,515
650,000	7.63%, 11/08/2026(7)	486,972
	Occidental Petroleum Corp.
4,360,000	4.40%, 04/15/2046	4,169,555
4,355,000	6.13%, 01/01/2031	5,026,759
	Pertamina Persero PT
610,000	4.15%, 02/25/2060(7)	562,712
920,000	4.18%, 01/21/2050(7)	892,760
	Petrobras Global Finance B.V.
930,000	5.50%, 06/10/2051	818,577
3,120,000	6.75%, 06/03/2050	3,124,430
	Petroleos de Venezuela S.A.
290,000	6.00%, 05/16/2024(7)(10)	10,527
125,000	9.00%, 11/17/2021(7)(10)	4,538
9,000,000	Petroleos Mexicanos 7.69%, 01/23/2050	8,332,470
	Qatar Energy
495,000	1.38%, 09/12/2026(1)	476,967
620,000	2.25%, 07/12/2031(1)	596,750
	Range Resources Corp.
705,000	4.75%, 02/15/2030	704,147
1,815,000	8.25%, 01/15/2029	2,006,573
415,000	Saudi Arabian Oil Co. 1.63%, 11/24/2025(7)	406,181
4,823,000	SM Energy Co. 6.50%, 07/15/2028(5)	4,982,159
	Tullow Oil plc
3,305,000	7.00%, 03/01/2025(7)	2,772,234
13,765,000	10.25%, 05/15/2026(1)	13,902,650
	YPF S.A.
5,265,000	6.95%, 07/21/2027(7)	3,446,943
332,500	8.50%, 03/23/2025	285,253
84,875	8.50%, 03/23/2025(1)	72,815
160,000	8.75%, 04/04/2024(1)	147,200
		116,671,670
	Oil & Gas Services - 0.3%
6,885,000	Borets Finance DAC 6.00%, 09/17/2026(1)	6,583,781
4,106,831	Guara Norte S.a.r.l. 5.20%, 06/15/2034(1)	3,834,795
		10,418,576
	Packaging & Containers - 0.3%
EUR 576,347	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(11)	653,325
$ 1,105,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 5.25%, 08/15/2027(1)	1,082,900
7,405,000	SAN Miguel Industrias Pet S.A. 3.50%, 08/02/2028(1)	7,125,535
		8,861,760
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Pharmaceuticals - 1.0%
	Bausch Health Cos., Inc.
$ 7,350,000	5.00%, 01/30/2028(1)	$ 6,192,375
4,035,000	5.00%, 02/15/2029(1)	3,256,326
1,150,000	6.13%, 02/01/2027	1,154,312
2,464,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 9.50%, 07/31/2027(1)	2,433,693
787,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(1)	792,666
	Teva Pharmaceutical Finance Netherlands B.V.
EUR 1,665,000	4.38%, 05/09/2030	1,782,293
1,745,000	4.50%, 03/01/2025	1,983,985
$ 17,580,000	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, 10/01/2026	16,135,979
		33,731,629
	Pipelines - 0.5%
200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(7)	223,744
7,310,000	AI Candelaria Spain S.A. 5.75%, 06/15/2033(1)	6,774,652
	EIG Pearl Holding S.a.r.l.
750,000	3.55%, 08/31/2036	747,811
820,000	4.39%, 11/30/2046	816,080
	Enbridge, Inc.
CAD 1,125,000	3.19%, 12/05/2022	897,113
3,240,000	4.85%, 02/22/2022	2,554,481
	Galaxy Pipeline Assets Bidco Ltd.
$ 195,730	1.75%, 09/30/2027(1)	192,779
715,000	2.16%, 03/31/2034(7)	685,433
320,000	2.16%, 03/31/2034(1)	306,767
900,000	2.63%, 03/31/2036(7)	847,144
440,000	2.63%, 03/31/2036(1)	414,159
325,000	2.94%, 09/30/2040(1)	309,117
200,000	3.25%, 09/30/2040(1)	192,317
		14,961,597
	Real Estate - 1.3%
	CIFI Holdings Group Co., Ltd.
1,750,000	4.38%, 04/12/2027(7)	1,452,500
3,775,000	4.45%, 08/17/2026(7)	3,171,000
8,905,000	5.25%, 05/13/2026(7)	7,604,870
1,650,000	5.95%, 10/20/2025(7)	1,447,875
200,000	6.00%, 07/16/2025(7)	176,500
	Country Garden Holdings Co., Ltd.
8,725,000	3.88%, 10/22/2030(7)	6,718,250
7,950,000	5.13%, 01/14/2027(7)	6,538,875
1,785,000	5.63%, 01/14/2030(7)	1,428,000
200,000	6.15%, 09/17/2025(7)	173,500
	KWG Group Holdings Ltd.
695,000	5.95%, 08/10/2025(7)	371,825
5,665,000	6.30%, 02/13/2026(7)	3,059,100
	Times China Holdings Ltd.
2,425,000	5.30%, 04/20/2022(7)	1,709,625
9,535,000	6.20%, 03/22/2026(7)	4,290,750
5,395,000	6.75%, 07/08/2025(7)	2,508,675
	Yuzhou Group Holdings Co., Ltd.
3,715,000	6.35%, 01/13/2027(7)	817,300

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Real Estate - 1.3% - (continued)
$ 1,050,000	7.38%, 01/13/2026(7)	$ 231,000
1,305,000	7.70%, 02/20/2025(7)	279,270
		41,978,915
	Real Estate Investment Trusts - 0.2%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4,470,000	4.25%, 02/01/2027(1)	4,319,674
1,125,000	5.25%, 10/01/2025(1)	1,130,625
		5,450,299
	Retail - 1.4%
610,000	Ambience Merger Sub, Inc. 7.13%, 07/15/2029(1)	571,875
5,343,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(11)	5,213,005
1,000,000	Beacon Roofing Supply, Inc. 4.13%, 05/15/2029(1)	953,600
1,155,000	CEC Entertainment LLC 6.75%, 05/01/2026(1)	1,109,412
1,208,000	Dave & Buster's, Inc. 7.63%, 11/01/2025(1)	1,277,460
EUR 1,262,000	eG Global Finance plc 4.38%, 02/07/2025(7)	1,391,835
	FirstCash, Inc.
$ 705,000	4.63%, 09/01/2028(1)	672,415
3,965,000	5.63%, 01/01/2030(1)	3,962,938
7,425,000	Jollibee Worldwide Pte Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(7)(8)(9)	7,338,128
4,556,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	4,342,073
5,339,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	4,885,185
4,458,000	PetSmart, Inc. 7.75%, 02/15/2029(1)	4,782,230
4,704,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	4,834,442
	SRS Distribution, Inc.
5,027,000	6.00%, 12/01/2029(1)	4,882,775
400,000	6.13%, 07/01/2029(1)	392,000
		46,609,373
	Software - 0.1%
EUR 2,420,000	Brunello Bidco S.p.A. 3.75%, 02/15/2028, 3 mo. Euribor + 3.750%(1)(2)	2,691,845
$ 465,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	465,977
520,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	518,700
		3,676,522
	Telecommunications - 1.9%
	Altice France S.A.
EUR 2,301,000	4.00%, 07/15/2029(7)	2,432,592
720,000	4.00%, 07/15/2029(1)	761,176
620,000	4.25%, 10/15/2029(1)	661,434
$ 365,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(7)	383,690
4,175,000	CT Trust 5.13%, 02/03/2032	4,249,023
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.7% - (continued)
	Telecommunications - 1.9% - (continued)
$ 465,000	Empresa Nacional de Telecomunicaciones S.A. 3.05%, 09/14/2032(1)	$ 439,681
1,000,000	Frontier Communications Corp. 5.88%, 10/15/2027(1)	1,029,700
6,750,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	6,515,100
	Iliad Holding SAS
EUR 1,055,000	5.13%, 10/15/2026(1)	1,207,478
1,250,000	5.63%, 10/15/2028(1)	1,427,902
$ 1,780,000	6.50%, 10/15/2026(1)	1,802,481
	Lorca Telecom Bondco S.A.
EUR 4,810,000	4.00%, 09/18/2027(7)	5,306,387
2,010,000	4.00%, 09/18/2027(1)	2,217,430
$ 180,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(7)	189,000
6,870,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(7)(8)(9)	7,110,450
405,000	Ooredoo International Finance Ltd. 2.63%, 04/08/2031(1)	399,480
4,200,000	Silknet JSC 8.38%, 01/31/2027	4,231,500
	Telecom Argentina S.A.
5,675,000	8.00%, 07/18/2026	5,320,312
3,230,000	8.00%, 07/18/2026(1)	3,028,125
2,000,000	8.50%, 08/06/2025(7)	1,926,000
570,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	588,930
	VEON Holdings B.V.
420,000	3.38%, 11/25/2027(1)	382,301
305,000	3.38%, 11/25/2027(7)	277,623
400,000	4.00%, 04/09/2025(7)	387,428
1,550,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	1,437,625
1,690,000	Vodafone Group plc 7.00%, 04/04/2079, (7.00% fixed rate until 01/04/2029; 5 year USD Swap + 4.873% thereafter)(8)	1,942,607
	VTR Comunicaciones S.p.A.
2,930,000	4.38%, 04/15/2029(1)	2,845,118
178,000	5.13%, 01/15/2028(7)	174,908
160,000	5.13%, 01/15/2028(1)	157,221
EUR 2,235,000	WP/AP Telecom Holdings IV B.V. 3.75%, 01/15/2029(1)	2,440,556
		61,273,258
	Total Corporate Bonds (cost $884,697,997)	$ 842,673,500
FOREIGN GOVERNMENT OBLIGATIONS - 22.1%
	Angola - 0.6%
	Angolan Government International Bond
$ 6,150,000	8.00%, 11/26/2029(7)	$ 6,091,267
11,475,000	8.25%, 05/09/2028(7)	11,559,915
900,000	9.38%, 05/08/2048(7)	877,410
		18,528,592
	Argentina - 0.8%
	Argentine Republic Government International Bond
26,170,601	0.50%, 07/09/2030(2)	8,832,840

209

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 22.1% - (continued)
	Argentina - 0.8% - (continued)
$ 780,658	1.00%, 07/09/2029	$ 277,134
29,086,093	1.13%, 07/09/2035(2)(5)	8,944,264
4,785,000	2.00%, 01/09/2038(2)	1,812,080
21,227,195	2.50%, 07/09/2041(2)	7,574,712
164,367	Provincia de Cordoba 5.00%, 06/01/2027(7)	101,677
		27,542,707
	Armenia - 0.0%
	Republic of Armenia International Bond
470,000	3.60%, 02/02/2031(1)	421,590
480,000	3.60%, 02/02/2031(7)	430,560
200,000	3.95%, 09/26/2029(7)	188,260
410,000	7.15%, 03/26/2025(7)	447,925
		1,488,335
	Azerbaijan - 0.2%
	Republic of Azerbaijan International Bond
2,754,000	3.50%, 09/01/2032(7)	2,725,138
1,760,000	4.75%, 03/18/2024(7)	1,854,248
1,915,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(7)	2,183,878
		6,763,264
	Benin - 0.5%
	Benin Government International Bond
EUR 5,055,000	4.88%, 01/19/2032(1)	5,464,942
7,530,000	4.95%, 01/22/2035(1)	7,869,880
1,510,000	4.95%, 01/22/2035(7)	1,578,157
		14,912,979
	Bermuda - 0.0%
	Bermuda Government International Bond
$ 350,000	3.38%, 08/20/2050(7)	337,540
200,000	4.75%, 02/15/2029(1)	224,460
		562,000
	Brazil - 1.1%
	Brazil Notas do Tesouro Nacional
BRL 19,962,000	10.00%, 01/01/2025	3,649,543
20,182,000	10.00%, 01/01/2027	3,639,262
102,133,000	10.00%, 01/01/2031	17,866,993
	Brazilian Government International Bond
$ 2,070,000	3.75%, 09/12/2031	1,885,770
1,610,000	3.88%, 06/12/2030	1,515,123
3,095,000	4.75%, 01/14/2050	2,600,636
3,765,000	5.00%, 01/27/2045	3,362,559
		34,519,886
	Bulgaria - 0.0%
EUR 485,000	Bulgaria Government International Bond 1.38%, 09/23/2050(7)	493,263
	Canada - 1.4%
CAD 4,000,000	Alberta T-Bill 0.24%, 04/12/2022(12)	3,143,727
650,000	City of Montreal Canada 0.25%, 05/11/2022	510,887
8,450,000	Manitoba T-Bill 0.50%, 04/20/2022	6,640,251
5,000,000	Municipal Finance Authority of British Columbia 3.35%, 06/01/2022	3,969,697
4,270,000	Nova Scotia T-Bill 0.57%, 04/19/2022	3,355,925
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 22.1% - (continued)
	Canada - 1.4% - (continued)
	Ontario T-Bill
CAD 2,000,000	0.20%, 02/09/2022(12)	$ 1,573,293
1,250,000	0.50%, 06/15/2022	981,133
3,810,000	0.69%, 09/14/2022	2,982,590
7,675,000	0.72%, 09/21/2022	6,009,540
5,350,000	OPB Finance Trust 1.88%, 02/24/2022(7)	4,211,805
4,500,000	Ottawa Ontario 0.01%, 02/16/2022	3,539,167
	Province of Alberta
3,815,000	0.01%, 09/23/2022	2,984,683
3,000,000	0.01%, 10/27/2022	2,344,456
3,500,000	PSP Capital, Inc. 1.73%, 06/21/2022(7)	2,765,172
	Quebec T-Bill
1,500,000	0.20%, 02/25/2022	1,179,640
1,500,000	0.81%, 11/10/2022	1,173,297
		47,365,263
	Chile - 0.3%
	Bonos de la Tesoreria de la Republica en pesos
CLP 1,435,000,000	2.80%, 10/01/2033(1)(7)	1,348,333
6,055,000,000	4.70%, 09/01/2030(1)(7)	7,086,254
	Chile Government International Bond
$ 1,585,000	2.55%, 07/27/2033	1,482,767
230,000	3.50%, 01/31/2034	234,945
405,000	Republic of Chile 2.75%, 01/31/2027	410,472
		10,562,771
	China - 0.3%
CNY 52,150,000	Agricultural Development Bank of China 2.96%, 04/17/2030	8,153,187
$ 1,000,000	China Development Bank 0.88%, 03/06/2022, 3 mo. USD LIBOR + 0.700%(2)(7)	1,000,400
		9,153,587
	Colombia - 1.2%
	Colombia Government International Bond
2,935,000	3.00%, 01/30/2030	2,558,909
5,075,000	3.13%, 04/15/2031	4,362,216
1,830,000	3.25%, 04/22/2032	1,553,670
340,000	4.13%, 02/22/2042	269,450
975,000	4.13%, 05/15/2051	740,883
20,120,000	5.00%, 06/15/2045	17,111,054
1,735,000	5.20%, 05/15/2049	1,496,767
5,980,000	5.63%, 02/26/2044	5,465,720
385,000	6.13%, 01/18/2041	376,053
COP 30,707,200,000	Colombian TES 7.00%, 06/30/2032	6,720,514
		40,655,236
	Croatia - 0.2%
	Croatia Government International Bond
EUR 1,875,000	1.13%, 03/04/2033(7)	2,008,940
2,930,000	1.50%, 06/17/2031(7)	3,303,559
1,820,000	1.75%, 03/04/2041(7)	2,005,790
		7,318,289
	Dominican Republic - 0.4%
	Dominican Republic International Bond
$ 695,000	4.50%, 01/30/2030(7)	681,802
197,000	4.88%, 09/23/2032(1)	193,259
925,000	4.88%, 09/23/2032(7)	907,434
150,000	5.30%, 01/21/2041(1)	142,501
210,000	5.95%, 01/25/2027(7)	229,952

210

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 22.1% - (continued)
	Dominican Republic - 0.4% - (continued)
$ 519,000	6.40%, 06/05/2049(7)	$ 517,132
10,125,000	6.40%, 06/05/2049(1)	10,088,550
115,000	6.85%, 01/27/2045(7)	120,509
		12,881,139
	Ecuador - 0.0%
	Ecuador Government International Bond
614,000	0.50%, 07/31/2040(2)(7)	375,768
545,483	1.00%, 07/31/2035(2)(7)	385,384
		761,152
	Egypt - 0.5%
	Egypt Government International Bond
325,000	3.88%, 02/16/2026(1)	297,081
EUR 570,000	4.75%, 04/16/2026(7)	608,207
$ 480,000	5.58%, 02/21/2023(1)	491,654
3,800,000	5.88%, 02/16/2031(1)	3,206,782
300,000	6.59%, 02/21/2028(1)	282,157
200,000	6.59%, 02/21/2028(7)	188,105
725,000	7.50%, 02/16/2061(1)	561,832
200,000	7.60%, 03/01/2029(7)	192,480
5,200,000	7.63%, 05/29/2032(1)	4,668,248
3,515,000	7.63%, 05/29/2032(7)	3,155,556
650,000	7.90%, 02/21/2048(7)	517,673
3,240,000	8.50%, 01/31/2047(7)	2,702,465
895,000	8.88%, 05/29/2050(1)	764,364
		17,636,604
	Ethiopia - 0.0%
205,000	Ethiopia International Bond 6.63%, 12/11/2024(7)	154,263
	France - 0.0%
1,000,000	Dexia Credit Local S.A. 2.38%, 09/20/2022(7)	1,010,420
	Gabon - 0.1%
	Gabon Government International Bond
245,000	6.63%, 02/06/2031(7)	237,112
600,000	6.63%, 02/06/2031(1)	580,682
1,650,000	6.95%, 06/16/2025(7)	1,717,320
360,000	7.00%, 11/24/2031(1)(5)	351,594
		2,886,708
	Germany - 0.1%
CAD 4,950,000	Kreditanstalt fuer Wiederaufbau 2.00%, 02/07/2022	3,894,692
	Ghana - 0.1%
	Ghana Government International Bond
$ 396,000	6.38%, 02/11/2027(1)	316,800
619,000	6.38%, 02/11/2027(7)	495,200
218,000	7.88%, 02/11/2035(1)	163,142
1,183,000	7.88%, 02/11/2035(7)	885,310
		1,860,452
	Honduras - 0.0%
	Honduras Government International Bond
150,000	5.63%, 06/24/2030(1)(5)	147,001
150,000	5.63%, 06/24/2030(7)	147,002
		294,003
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 22.1% - (continued)
	Hungary - 0.1%
	Hungary Government International Bond
EUR 955,000	1.50%, 11/17/2050(7)	$ 954,767
544,000	1.63%, 04/28/2032(7)	624,908
525,000	1.75%, 06/05/2035(7)	600,239
$ 400,000	2.13%, 09/22/2031(7)	378,196
		2,558,110
	India - 0.2%
INR 600,350,000	India Government Bond 5.77%, 08/03/2030	7,570,496
	Indonesia - 0.6%
	Indonesia Government International Bond
EUR 115,000	1.10%, 03/12/2033	120,819
$ 1,625,000	1.85%, 03/12/2031	1,513,786
2,150,000	4.63%, 04/15/2043(7)	2,357,412
1,770,000	4.75%, 02/11/2029	1,993,023
1,585,000	4.75%, 07/18/2047(7)	1,777,920
2,500,000	5.13%, 01/15/2045(7)	2,905,750
	Indonesia Treasury Bond
IDR 50,229,000,000	7.00%, 09/15/2030	3,590,280
51,037,000,000	7.50%, 06/15/2035	3,729,654
		17,988,644
	Italy - 0.0%
EUR 1,000,000	Italy Buoni Poliennali Del Tesoro 1.20%, 04/01/2022(7)	1,126,461
	Ivory Coast - 0.2%
	Ivory Coast Government International Bond
965,000	4.88%, 01/30/2032(1)	1,016,220
1,565,000	4.88%, 01/30/2032(7)	1,648,066
995,000	5.88%, 10/17/2031(1)	1,125,099
3,235,000	5.88%, 10/17/2031(7)	3,657,985
150,000	6.88%, 10/17/2040(7)	169,579
		7,616,949
	Japan - 5.0%
JPY 400,000,000	Development Bank of Japan, Inc. 1.70%, 09/20/2022	3,511,883
410,000,000	Japan Finance Organization for Municipalities 0.00%, 05/30/2022	3,562,406
	Japan Treasury Discount Bill
1,748,950,000	0.00%, 02/07/2022(6)(12)	15,197,938
1,403,850,000	0.00%, 02/14/2022(6)	12,199,332
456,250,000	0.00%, 02/21/2022(6)	3,964,843
1,162,850,000	0.00%, 02/28/2022(6)	10,105,416
282,400,000	0.00%, 03/07/2022(6)	2,454,162
701,500,000	0.00%, 03/10/2022(6)	6,096,350
1,216,400,000	0.00%, 03/14/2022(6)	10,571,183
1,752,250,000	0.00%, 03/22/2022(6)	15,228,368
1,461,900,000	0.00%, 03/28/2022(6)	12,705,236
1,174,300,000	0.00%, 04/04/2022(6)	10,205,933
1,048,450,000	0.00%, 04/11/2022(12)	9,112,318
1,062,200,000	0.00%, 04/11/2022(6)	9,231,823
578,000,000	0.00%, 04/18/2022(6)	5,023,615
152,850,000	0.00%, 04/25/2022(12)	1,328,499
1,902,450,000	0.00%, 04/25/2022(6)	16,535,183
570,750,000	0.00%, 05/09/2022(6)	4,960,852

211

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 22.1% - (continued)
	Japan - 5.0% - (continued)
JPY 705,750,000	0.00%, 05/25/2022(6)	$ 6,134,483
490,800,000	0.01%, 02/10/2022(12)	4,264,964
		162,394,787
	Jordan - 0.1%
	Jordan Government International Bond
$ 200,000	4.95%, 07/07/2025(1)	204,740
2,160,000	6.13%, 01/29/2026(7)	2,273,573
		2,478,313
	Macedonia - 0.1%
	North Macedonia Government International Bond
EUR 635,000	1.63%, 03/10/2028(1)	662,521
425,000	1.63%, 03/10/2028(7)	443,419
375,000	3.68%, 06/03/2026(1)	441,491
665,000	3.68%, 06/03/2026(7)	782,910
		2,330,341
	Mexico - 1.6%
	Mexican Bonos
MXN 79,986,700	5.75%, 03/05/2026	3,630,771
295,189,400	7.75%, 05/29/2031	14,362,793
72,114,500	8.50%, 11/18/2038	3,679,350
	Mexico Government International Bond
EUR 1,114,000	1.13%, 01/17/2030	1,182,014
5,470,000	1.45%, 10/25/2033	5,492,461
1,770,000	2.13%, 10/25/2051	1,576,409
$ 1,125,000	4.35%, 01/15/2047	1,091,250
8,230,000	4.50%, 01/31/2050	8,160,045
1,630,000	4.75%, 04/27/2032	1,783,220
2,686,000	4.75%, 03/08/2044	2,770,018
6,735,000	5.00%, 04/27/2051	7,154,860
	United Mexican States
460,000	3.50%, 02/12/2034	443,670
375,000	4.40%, 02/12/2052	361,875
		51,688,736
	Morocco - 0.0%
	Morocco Government International Bond
EUR 108,000	1.50%, 11/27/2031(7)	108,586
$ 610,000	3.00%, 12/15/2032(7)	562,573
235,000	4.00%, 12/15/2050(7)	201,207
350,000	4.25%, 12/11/2022(7)	357,448
		1,229,814
	Oman - 0.4%
	Oman Government International Bond
1,170,000	4.88%, 02/01/2025(7)	1,205,147
670,000	5.38%, 03/08/2027(7)	691,078
1,530,000	5.63%, 01/17/2028(7)	1,591,821
460,000	6.25%, 01/25/2031(1)	489,132
430,000	6.25%, 01/25/2031(7)	457,232
8,335,000	6.50%, 03/08/2047(7)	7,919,917
2,305,000	6.75%, 01/17/2048(7)	2,253,829
		14,608,156
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 22.1% - (continued)
	Pakistan - 0.0%
	Pakistan Government International Bond
$ 250,000	6.88%, 12/05/2027(7)	$ 243,125
225,000	7.38%, 04/08/2031(7)	211,223
		454,348
	Panama - 0.2%
	Panama Government International Bond
1,325,000	2.25%, 09/29/2032	1,212,905
1,780,000	3.16%, 01/23/2030	1,794,970
275,000	3.87%, 07/23/2060	253,000
495,000	4.30%, 04/29/2053	492,500
585,000	4.50%, 04/16/2050	601,117
960,000	4.50%, 04/01/2056	979,133
		5,333,625
	Peru - 0.2%
	Peruvian Government International Bond
4,365,000	2.78%, 01/23/2031	4,234,094
1,235,000	3.00%, 01/15/2034	1,180,672
745,000	4.13%, 08/25/2027	803,736
300,000	7.35%, 07/21/2025	351,270
		6,569,772
	Philippines - 0.1%
1,610,000	Philippine Government International Bond 3.70%, 03/01/2041	1,641,283
	Qatar - 0.0%
410,000	Qatar Government International Bond 3.40%, 04/16/2025(7)	428,900
	Romania - 0.6%
	Romanian Government International Bond
EUR 340,000	1.38%, 12/02/2029(1)	350,308
535,000	1.38%, 12/02/2029(7)	551,219
345,000	1.75%, 07/13/2030(1)	352,375
1,980,000	2.00%, 01/28/2032(7)	1,969,285
120,000	2.00%, 01/28/2032(1)	119,351
460,000	2.00%, 04/14/2033(1)	444,850
6,170,000	2.63%, 12/02/2040(1)	5,753,440
2,260,000	2.63%, 12/02/2040(7)	2,107,419
1,020,000	2.75%, 04/14/2041(1)	957,535
655,000	2.75%, 04/14/2041(7)	614,888
5,455,000	2.88%, 04/13/2042(1)	5,139,919
2,120,000	2.88%, 04/13/2042(7)	1,997,549
400,000	3.38%, 02/08/2038(7)	423,853
263,000	3.88%, 10/29/2035(7)	298,494
		21,080,485
	Russia - 1.1%
	Russian Federal Bond - OFZ
RUB 612,825,000	5.90%, 03/12/2031	6,303,648
282,580,000	7.15%, 11/12/2025	3,396,435
270,925,000	7.65%, 04/10/2030	3,176,809
	Russian Foreign Bond - Eurobond
$ 2,800,000	4.25%, 06/23/2027(7)	2,807,000
600,000	4.38%, 03/21/2029(1)	599,459
2,000,000	4.38%, 03/21/2029(7)	1,998,196
1,800,000	4.75%, 05/27/2026(7)	1,845,000

212

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 22.1% - (continued)
	Russia - 1.1% - (continued)
$ 14,800,000	5.10%, 03/28/2035(7)	$ 15,544,677
1,600,000	5.25%, 06/23/2047(7)	1,734,720
		37,405,944
	Saudi Arabia - 0.1%
	Saudi Government International Bond
475,000	2.25%, 02/02/2033(7)	451,256
895,000	3.25%, 11/17/2051(1)	840,181
255,000	4.63%, 10/04/2047(7)	290,807
		1,582,244
	Senegal - 0.3%
	Senegal Government International Bond
EUR 5,310,000	4.75%, 03/13/2028(7)	5,945,537
1,110,000	5.38%, 06/08/2037(1)	1,146,843
$ 710,000	6.25%, 07/30/2024(7)	753,040
250,000	6.25%, 05/23/2033(7)	251,500
665,000	6.75%, 03/13/2048(7)	622,108
		8,719,028
	Serbia - 0.2%
	Serbia International Bond
EUR 415,000	1.00%, 09/23/2028(1)	436,347
565,000	1.00%, 09/23/2028(7)	594,062
120,000	1.50%, 06/26/2029(1)	127,642
2,475,000	1.50%, 06/26/2029(7)	2,632,609
250,000	1.65%, 03/03/2033(1)	251,692
185,000	1.65%, 03/03/2033(7)	186,252
$ 415,000	2.13%, 12/01/2030(7)	372,321
EUR 210,000	3.13%, 05/15/2027(7)	251,363
		4,852,288
	South Africa - 0.3%
ZAR 120,850,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	7,256,504
	Republic of South Africa Government International Bond
$ 600,000	5.00%, 10/12/2046	515,712
1,275,000	5.75%, 09/30/2049	1,167,263
390,000	6.25%, 03/08/2041	396,848
		9,336,327
	South Korea - 0.9%
	Export-Import Bank of Korea
6,395,000	0.95%, 03/22/2023(2)(7)	6,432,314
4,500,000	1.01%, 07/05/2022, 3 mo. USD LIBOR + 0.800%(2)(7)	4,505,279
5,270,000	1.47%, 04/27/2023, 3 mo. USD LIBOR + 1.200%(2)(7)	5,332,586
1,488,000	5.00%, 04/11/2022	1,498,639
800,000	Industrial Bank of Korea 0.71%, 10/23/2022, 3 mo. USD LIBOR + 0.450%(2)(7)	801,192
	Korea Development Bank
6,200,000	0.88%, 02/27/2022, 3 mo. USD LIBOR + 0.705%(2)	6,202,564
2,000,000	0.94%, 07/06/2022(2)	2,004,594
2,000,000	1.08%, 10/30/2022, 3 mo. USD LIBOR + 0.800%(2)(7)	2,006,479
1,300,000	1.69%, 04/16/2023, 3 mo. USD LIBOR + 1.450%(2)(7)	1,319,461
		30,103,108
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 22.1% - (continued)
	Supranational - 0.3%
	Asian Infrastructure Investment Bank
TRY 33,450,000	19.50%, 08/16/2023(7)	$ 2,218,231
50,000,000	20.00%, 04/12/2023(7)	3,392,280
7,550,000	European Bank for Reconstruction & Development 12.50%, 02/09/2023	498,903
33,000,000	European Investment Bank 12.00%, 05/12/2022	2,373,354
		8,482,768
	Thailand - 0.2%
THB 270,465,000	Thailand Government Bond 1.60%, 06/17/2035	7,290,766
	Turkey - 0.6%
	Turkey Government International Bond
$ 1,140,000	4.88%, 10/09/2026	1,040,638
5,700,000	4.88%, 04/16/2043	4,100,124
5,246,000	5.13%, 02/17/2028	4,655,825
1,010,000	5.25%, 03/13/2030	862,883
11,310,000	5.75%, 05/11/2047	8,663,686
510,000	6.00%, 03/25/2027	481,950
1,575,000	6.00%, 01/14/2041	1,272,128
		21,077,234
	Ukraine - 0.5%
	Ukraine Government International Bond
2,010,000	6.88%, 05/21/2029(1)	1,683,456
1,810,000	7.25%, 03/15/2033(1)	1,516,338
3,785,000	7.25%, 03/15/2033(7)	3,170,907
1,715,000	7.38%, 09/25/2032(7)	1,447,392
1,220,000	7.75%, 09/01/2022(7)	1,168,601
755,000	7.75%, 09/01/2023(7)	694,660
865,000	7.75%, 09/01/2024(7)	769,528
3,135,000	7.75%, 09/01/2026(7)	2,735,400
2,125,000	7.75%, 09/01/2027(7)	1,864,475
200,000	9.75%, 11/01/2028(7)	188,228
		15,238,985
	United Arab Emirates - 0.4%
605,000	Abu Dhabi Government International Bond 3.00%, 09/15/2051(1)	576,638
12,600,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(7)	11,507,580
		12,084,218
	Venezuela - 0.0%
	Venezuela Government International Bond
1,224,000	7.75%, 10/13/2019(7)(10)	67,320
380,000	9.00%, 05/07/2023(7)(10)	20,900
800,000	9.25%, 05/07/2028(7)(10)	44,000
1,355,300	12.75%, 08/23/2022(7)(10)	74,541
		206,761
	Total Foreign Government Obligations (cost $784,071,600)	$ 724,724,496
MUNICIPAL BONDS - 0.7%
	Education - 0.4%
	Chicago, IL, Board of Education, GO
380,000	6.04%, 12/01/2029	$ 422,547

213

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.7% - (continued)
	Education - 0.4% - (continued)
$ 2,870,000	6.14%, 12/01/2039	$ 3,434,635
9,610,000	6.32%, 11/01/2029	11,056,057
		14,913,239
	General - 0.1%
665,000	Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/01/2040	923,369
1,150,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	1,245,842
		2,169,211
	General Obligation - 0.0%
	State of Illinois, GO
375,709	4.95%, 06/01/2023	387,604
70,000	5.00%, 01/01/2023	72,237
		459,841
	Nursing Homes - 0.1%
2,000,000	Seminole County, FL, Industrial Dev Auth 6.00%, 11/15/2025	1,988,040
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,335,893
850,000	5.18%, 11/15/2049	1,094,239
1,235,000	6.81%, 11/15/2040	1,722,443
		4,152,575
	Total Municipal Bonds (cost $23,202,536)	$ 23,682,906
SENIOR FLOATING RATE INTERESTS - 21.6%
	Advertising - 0.2%
	ABG Intermediate Holdings 2 LLC
2,839,926	0.00%, 12/08/2028(13)	2,831,065
385,075	0.00%, 12/21/2028(13)	$ 383,873
685,000	6.50%, 12/20/2029, 1 mo. USD LIBOR + 6.000%	691,850
1,383,162	Clear Channel Outdoor Holdings, Inc. 3.80%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	1,362,761
		5,269,549
	Aerospace/Defense - 0.3%
3,180,000	Cobham Ultra SeniorCo S.a.r.l. 0.00%, 11/16/2028(13)	3,171,064
823,158	Dynasty Acquisition Co., Inc. 3.72%, 04/06/2026, 1 mo. USD LIBOR + 3.500%	804,555
1,207,399	Spirit Aerosystems, Inc. 4.25%, 01/15/2025, 1 mo. USD LIBOR + 3.750%	1,210,417
	TransDigm, Inc.
1,997,581	2.36%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	1,976,447
1,330,301	2.36%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	1,315,587
		8,478,070
	Airlines - 0.3%
2,355,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	2,441,028
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Airlines - 0.3% - (continued)
$ 1,655,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	$ 1,658,442
1,896,399	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	1,848,989
685,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	722,333
1,880,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	1,983,644
2,659,900	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	2,658,783
		11,313,219
	Apparel - 0.1%
2,417,850	Birkenstock GmbH & Co. KG 3.75%, 04/28/2028, 1 mo. USD LIBOR + 3.250%	2,411,805
	Auto Parts & Equipment - 0.3%
1,572,100	Adient U.S. LLC 3.61%, 04/08/2028, 1 mo. USD LIBOR + 3.500%	1,571,125
	Clarios Global L.P.
EUR 2,841,252	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	3,164,075
$ 1,945,083	3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	1,933,899
	First Brands Group LLC
807,427	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	808,186
1,765,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	1,770,525
		9,247,810
	Beverages - 0.0%
406,700	Sunshine Investments B.V. 2.91%, 03/28/2025, 3 mo. USD LIBOR + 2.750%	403,398
	Chemicals - 0.5%
1,721,951	ASP Unifrax Holdings, Inc. 3.97%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	1,702,579
986,365	Axalta Coating Systems U.S. Holdings, Inc. 0.01%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	982,893
1,588,000	CPC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	1,572,120
7,250,000	Diamond (BC) B.V. 3.50%, 09/29/2028, 1 mo. USD LIBOR + 3.000%	7,224,842
1,596,420	Element Solutions, Inc. 2.11%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,593,626
	Messer Industries GmbH
EUR 72,222	2.50%, 03/02/2026, 3 mo. EURIBOR + 2.500%	80,327
$ 547,406	2.72%, 03/02/2026, 3 mo. USD LIBOR + 2.500%	543,174

214

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Chemicals - 0.5% - (continued)
$ 1,590,859	Starfruit Finco B.V. 3.11%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	$ 1,579,326
1,978,108	Tronox Finance LLC 2.45%, 03/11/2028, 1 mo. USD LIBOR + 2.250%	1,965,032
		17,243,919
	Commercial Services - 1.8%
	AlixPartners LLP
EUR 694,750	3.25%, 02/04/2028, 3 mo. EURIBOR + 3.250%	777,052
$ 4,208,200	3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	4,191,830
2,493,750	Allied Universal Holdco LLC 4.25%, 05/14/2028, 1 mo. USD LIBOR + 3.750%	2,485,845
	Amentum Government Services Holdings LLC
517,125	3.61%, 01/29/2027, 1 mo. USD LIBOR + 3.500%	517,125
3,970,000	5.50%, 01/29/2027, 1 mo. USD LIBOR + 4.750%	3,962,576
3,506,212	APX Group, Inc. 4.00%, 07/09/2028, 1 mo. USD LIBOR + 3.500%	3,497,447
	AVSC Holding Corp.
977,608	4.25%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	903,681
1,638,771	5.50%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	1,554,489
	Belron Finance U.S. LLC
243,108	2.44%, 11/13/2025, 3 mo. USD LIBOR + 2.250%	242,349
829,328	2.56%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	827,255
1,414,313	3.25%, 04/30/2028, 1 mo. USD LIBOR + 3.250%	1,412,191
EUR 2,220,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	2,474,307
1,235,000	Boluda Corporacion Maritima S.L. 3.50%, 08/01/2026, 3 mo. EURIBOR + 3.500%	1,381,107
$ 1,307,346	BrightView Landscapes LLC 2.63%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	1,297,541
1,705,709	Ensemble RCM LLC 4.05%, 08/01/2026, 3 mo. USD LIBOR + 3.750%	1,705,351
520,094	Fly Funding S.a.r.l. 2.75%, 08/11/2025, 1 mo. USD LIBOR + 1.750%	508,449
	Hertz Corp.
1,527,921	3.75%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	1,526,973
289,401	3.75%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	289,222
4,987,500	MPH Acquisition Holdings LLC 4.75%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	4,838,523
3,015,000	Parexel International Corp. 0.00%, 11/15/2028, 1 mo. USD LIBOR + 3.500%(13)	3,013,583
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Commercial Services - 1.8% - (continued)
$ 2,885,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(13)	$ 2,886,039
3,218,825	Signal Parent, Inc. 4.25%, 04/03/2028, 1 mo. USD LIBOR + 3.500%	3,130,307
EUR 231,666	Techem Verwaltungsgesellschaft 675 mbH 2.38%, 07/15/2025, 3 mo. EURIBOR + 2.375%	256,715
	Trans Union LLC
$ 754,394	0.01%, 11/15/2026, 1 mo. USD LIBOR + 1.750%	746,005
936,290	0.03%, 12/01/2028, 1 mo. USD LIBOR + 2.250%(13)	931,946
	Verisure Holding AB
EUR 1,650,000	3.25%, 07/14/2026, 3 mo. EURIBOR + 3.250%	1,838,307
5,045,000	3.25%, 03/25/2028, 3 mo. EURIBOR + 3.250%	5,619,291
$ 599,785	Verscend Holding Corp. 4.11%, 08/27/2025, 1 mo. USD LIBOR + 4.000%	599,185
2,759,150	WEX, Inc. 2.36%, 04/01/2028, 1 mo. USD LIBOR + 2.250%	2,740,195
3,146,850	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	3,036,710
		59,191,596
	Construction Materials - 0.9%
4,164,075	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%	4,137,300
4,590,000	Chamberlain Group, Inc. 4.00%, 11/03/2028, 1 mo. USD LIBOR + 3.350%	4,578,525
5,585,353	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%	5,566,139
2,905,498	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%	2,892,424
1,929,403	Ingersoll-Rand Services Co. 1.86%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	1,909,395
	Quikrete Holdings, Inc.
1,750,000	0.00%, 06/11/2028, 1 mo. USD LIBOR + 3.000%(13)	1,744,838
2,458,284	2.61%, 01/31/2027, 1 mo. USD LIBOR + 2.500%	2,433,701
2,068,008	Standard Industries, Inc. 3.00%, 09/22/2028, 1 mo. USD LIBOR + 2.500%	2,068,297
638,363	Summit Materials LLC 2.11%, 11/21/2024, 3 mo. USD LIBOR + 2.000%	638,095
437,957	Tamko Building Products LLC 3.20%, 06/01/2026, 1 mo. USD LIBOR + 3.000%	435,036

215

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Construction Materials - 0.9% - (continued)
$ 1,002,425	Watlow Electric Manufacturing Co. 4.25%, 03/02/2028, 1 mo. USD LIBOR + 3.750%	$ 1,001,172
2,165,026	Wilsonart LLC 4.50%, 12/19/2026, 1 mo. USD LIBOR + 3.500%	2,159,267
		29,564,189
	Distribution/Wholesale - 0.2%
1,497,340	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	1,489,314
3,906,043	Core & Main L.P. 2.61%, 07/27/2028, 1 mo. USD LIBOR + 2.500%	3,881,630
439,875	KAR Auction Services, Inc. 2.38%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	433,277
1,415,909	PAI Holdco, Inc. 4.25%, 10/28/2027, 1 mo. USD LIBOR + 3.500%	1,412,369
		7,216,590
	Diversified Financial Services - 0.8%
1,569,172	Aretec Group, Inc. 4.36%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	1,569,172
	Blackhawk Network Holdings, Inc.
3,326,675	3.11%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	3,307,080
900,000	7.13%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	891,900
	Deerfield Dakota Holding LLC
EUR 2,191,625	4.00%, 04/09/2027, 3 mo. EURIBOR + 4.000%	2,464,644
$ 4,146,171	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	4,155,873
2,089,505	Fleetcor Technologies Operating Co. LLC 1.86%, 04/30/2028, 1 mo. USD LIBOR + 1.750%	2,070,700
	GreenSky Holdings LLC
821,780	3.38%, 03/31/2025, 3 mo. USD LIBOR + 3.250%	820,753
1,034,250	5.50%, 03/29/2025, 1 mo. USD LIBOR + 4.500%	1,032,957
2,738,137	HighTower Holdings LLC 4.75%, 04/21/2028, 1 mo. USD LIBOR + 4.000%	2,730,717
170,188	Minotaur Acquisition, Inc. 4.86%, 03/29/2026, 3 mo. USD LIBOR + 4.750%	169,478
1,187,410	NFP Corp. 3.36%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	1,174,550
1,464,717	Russell Investments U.S. Inst'l Holdco, Inc. 4.50%, 05/30/2025, 1 mo. USD LIBOR + 3.500%	1,462,271
3,120,000	Setanta Aircraft Leasing Designated Activity Company 2.14%, 11/05/2028, 1 mo. USD LIBOR + 2.000%	3,114,166
		24,964,261
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Electric - 0.0%
$ 1,432,032	ExGen Renewables LLC 3.50%, 12/15/2027, 1 mo. USD LIBOR + 2.500%	$ 1,429,354
	Electrical Components & Equipment - 0.1%
970,000	Anticimex International AB 0.00%, 11/16/2028(13)	969,088
1,153,350	Energizer Holdings, Inc. 2.75%, 12/22/2027, 1 mo. USD LIBOR + 2.250%	1,149,383
		2,118,471
	Electronics - 0.1%
2,410,000	II-VI, Inc. 0.00%, 12/08/2028, 1 mo. USD LIBOR + 3.750%(13)	2,403,975
2,189,000	Ingram Micro, Inc. 4.00%, 07/02/2028, 1 mo. USD LIBOR + 3.500%	2,184,447
		4,588,422
	Engineering & Construction - 0.5%
	Artera Services LLC
2,680,000	4.00%, 12/11/2028, 1 mo. USD LIBOR + 3.500%	2,676,650
901,465	4.25%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	881,371
2,293,475	4.50%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	2,243,019
1,265,000	6.25%, 12/10/2029, 1 mo. USD LIBOR + 5.750%	1,270,933
2,287,655	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	2,239,523
4,905,603	Brown Group Holding LLC 3.00%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	4,875,973
1,265,000	KKR Apple Bidco LLC 3.50%, 09/23/2028, 1 mo. USD LIBOR + 3.000%	1,261,129
		15,448,598
	Entertainment - 0.9%
1,500,000	AP Core Holdings II LLC 6.25%, 09/01/2027, 1 mo. USD LIBOR + 6.250%	1,510,320
	Crown Finance U.S., Inc.
2,180,046	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,649,641
387,656	7.00%, 05/23/2024, 1 mo. USD LIBOR + 7.000%	456,950
197,104	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	208,684
3,455,843	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	3,440,016
980,873	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	978,117
870,000	Great Canadian Gaming Corp. 4.75%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	870,435

216

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Entertainment - 0.9% - (continued)
$ 2,802,975	J&J Ventures Gaming LLC 4.11%, 04/26/2028, 1 mo. USD LIBOR + 4.000%	$ 2,811,748
1,670,813	Maverick Gaming LLC 8.50%, 09/03/2026, 1 mo. USD LIBOR + 8.500%	1,668,724
	Motion Finco S.a.r.l.
EUR 335,000	3.00%, 11/12/2026, 3 mo. EURIBOR + 3.000%	367,843
$ 490,087	3.47%, 11/12/2026, 1 mo. USD LIBOR + 3.250%	482,735
649,613	NASCAR Holdings, Inc. 2.61%, 10/19/2026, 3 mo. USD LIBOR + 2.500%	647,424
2,199,932	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	2,196,258
2,635,870	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	2,627,146
2,474,382	SeaWorld Parks & Entertainment, Inc. 3.50%, 08/25/2028, 1 mo. USD LIBOR + 3.000%	2,470,843
4,648,212	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	4,606,889
3,324,146	William Morris Endeavor Entertainment LLC 2.86%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	3,261,353
		30,255,126
	Environmental Control - 0.2%
3,105,000	Clean Harbors, Inc. 2.11%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	3,101,119
1,340,000	Covanta Holding Corp. 3.00%, 11/17/2028, 1 mo. USD LIBOR + 2.500%	1,339,169
1,311,713	Filtration Group Corp. 4.00%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	1,308,984
313,600	U.S. Ecology Holdings, Inc. 2.61%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	312,816
		6,062,088
	Food - 0.7%
	8th Avenue Food & Provisions, Inc.
218,250	0.04%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	205,155
135,000	7.86%, 10/01/2026, 3 mo. USD LIBOR + 7.750%	125,550
2,239,258	B&G Foods, Inc. 2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	2,236,459
EUR 1,290,000	Bellis Acquisition Co. plc 2.75%, 02/16/2026, 3 mo. EURIBOR + 2.750%	1,430,295
$ 5,890,000	CHG PPC Parent LLC 3.50%, 12/08/2028, 1 mo. USD LIBOR + 3.000%	5,870,386
	Froneri International Ltd.
2,440,282	2.36%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	2,406,728
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Food - 0.7% - (continued)
EUR 1,270,000	2.38%, 01/31/2027, 3 mo. EURIBOR + 2.375%	$ 1,394,508
$ 2,276,732	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	2,267,921
714,565	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	714,058
592,933	Simply Good Foods USA, Inc. 4.25%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	596,639
	U.S. Foods, Inc.
1,685,000	0.00%, 11/17/2028, 1 mo. USD LIBOR + 1.750%(13)	1,680,265
1,141,256	2.11%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	1,128,931
1,534,750	UTZ Quality Foods LLC 3.11%, 01/20/2028, 1 mo. USD LIBOR + 3.000%	1,529,378
		21,586,273
	Food Service - 0.0%
	Aramark Services, Inc.
928,502	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	914,287
456,925	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	450,213
		1,364,500
	Gas - 0.1%
2,125,549	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,125,549
	Hand/Machine Tools - 0.1%
1,620,718	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	1,620,718
	Healthcare - Products - 0.5%
1,791,603	Agiliti Health, Inc. 3.50%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	1,784,885
	Avantor Funding, Inc.
EUR 1,422,850	2.50%, 06/10/2028, 1 mo. EURIBOR + 2.500%	1,590,061
$ 4,525,857	2.75%, 11/06/2027, 1 mo. USD LIBOR + 2.250%	4,518,073
1,422,850	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	1,421,669
4,240,000	Medline Borrower LP 0.03%, 10/21/2028, 1 mo. USD LIBOR + 3.250%	4,220,793
4,417,851	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%	4,411,798
		17,947,279
	Healthcare - Services - 1.4%
	ADMI Corp.
2,833,587	3.88%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	2,811,882
1,710,713	4.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%	1,704,657
2,309,212	AHP Health Partners, Inc. 4.00%, 08/04/2028, 1 mo. USD LIBOR + 3.500%	2,311,383

217

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Healthcare - Services - 1.4% - (continued)
$ 3,400,000	Aveanna Healthcare LLC 7.50%, 12/10/2029, 1 mo. USD LIBOR + 7.000%	$ 3,361,750
EUR 6,105,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	6,747,211
$ 1,050,778	Catalent Pharma Solutions, Inc. 2.50%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	1,050,252
EUR 1,815,000	Cerba Healthcare S.A.S. 3.75%, 06/30/2028, 3 mo. EURIBOR + 3.750%	2,035,555
1,180,000	Elsan S.A.S. 3.50%, 06/16/2028, 3 mo. EURIBOR + 3.500%	1,319,176
$ 577,150	Envision Healthcare Corp. 3.86%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	445,796
535,919	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	536,927
	EyeCare Partners LLC
467,000	0.00%, 11/15/2028, 1 mo. USD LIBOR + 3.750%(13)(14)	465,482
2,002,399	3.97%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	1,993,889
1,868,000	4.25%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	1,861,929
790,000	7.25%, 11/15/2029, 1 mo. USD LIBOR + 7.250%	795,925
2,960,125	Heartland Dental LLC 4.10%, 04/30/2025, 1 mo. USD LIBOR + 4.000%	2,958,290
1,049,018	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	1,046,133
690,000	ICU Medical, Inc. 0.00%, 01/08/2029(13)	691,725
EUR 640,000	LGC Group Holdings Ltd. 3.00%, 04/20/2027, 3 mo. EURIBOR + 3.000%	703,550
$ 1,580,852	MED ParentCo L.P. 4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	1,577,642
	Medical Solutions Holdings, Inc.
313,600	3.50%, 11/01/2028, 1 mo. USD LIBOR + 3.500%(14)	312,963
1,646,400	4.00%, 11/01/2028, 1 mo. USD LIBOR + 3.500%	1,643,058
703,368	Midwest Physician Administrative Services LLC 4.00%, 03/12/2028, 1 mo. USD LIBOR + 3.250%	700,478
965,000	MJH Healthcare Holdings LLC 0.00%, 01/28/2029(13)	961,381
	Sound Inpatient Physicians
246,075	2.86%, 06/27/2025, 3 mo. USD LIBOR + 2.750%	245,327
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Healthcare - Services - 1.4% - (continued)
$ 1,194,000	3.50%, 06/27/2025, 1 mo. USD LIBOR + 3.000%	$ 1,189,523
5,487,565	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	5,477,632
		44,949,516
	Holding Companies-Diversified - 0.1%
EUR 3,580,000	IVC Acquisition Ltd. 0.00%, 02/13/2026, 3 mo. EURIBOR + 4.000%(13)	4,021,309
	Home Builders - 0.1%
	Tecta America Corp.
$ 3,353,150	5.00%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	3,357,342
1,120,000	9.25%, 04/09/2029, 1 mo. USD LIBOR + 9.250%	1,120,000
		4,477,342
	Home Furnishings - 0.2%
4,523,662	Mattress Firm, Inc. 5.00%, 09/25/2028, 1 mo. USD LIBOR + 4.250%	4,514,615
1,082,514	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	1,082,514
		5,597,129
	Insurance - 1.2%
	Acrisure LLC
4,940,632	3.72%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	4,874,773
1,890,000	4.75%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	1,889,206
	Alliant Holdings Intermediate LLC
1,159,974	3.36%, 05/09/2025, 1 mo. USD LIBOR + 3.250%	1,148,641
1,007,475	4.00%, 11/06/2027, 1 mo. USD LIBOR + 3.500%	1,005,591
740,000	AssuredPartners, Inc. 0.00%, 02/12/2027, 1 mo. USD LIBOR + 3.500%(13)	738,150
	Asurion LLC
508,448	3.11%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	505,631
1,153,003	3.23%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,149,602
1,811,944	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	1,798,355
2,610,275	3.36%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	2,592,003
1,440,000	5.36%, 02/03/2028, 1 mo. USD LIBOR + 5.250%	1,441,195
3,035,000	5.36%, 01/15/2029, 1 mo. USD LIBOR + 5.250%	3,036,912
	Hub International Ltd.
2,517,877	3.02%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	2,488,242
8,192,918	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	8,173,829

218

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Insurance - 1.2% - (continued)
$ 983,862	Ryan Specialty Group LLC 3.75%, 09/01/2027, 1 mo. USD LIBOR + 3.000%	$ 980,989
	Sedgwick Claims Management Services, Inc.
2,513,375	3.36%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	2,495,580
1,638,223	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	1,634,537
253,500	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	253,606
2,492,829	USI, Inc. 3.22%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	2,477,249
		38,684,091
	Internet - 0.5%
	Adevinta ASA
EUR 1,335,000	3.00%, 11/04/2027, 3 mo. EURIBOR + 3.000%	1,494,182
$ 363,175	3.50%, 06/26/2028, 1 mo. USD LIBOR + 3.000%	362,191
3,850,650	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	3,811,335
	Go Daddy Operating Co. LLC
1,713,226	0.02%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,700,857
1,250,950	2.11%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	1,238,891
	MH Sub LLC
3,073,189	4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	3,055,917
545,000	6.36%, 02/12/2029, 1 mo. USD LIBOR + 6.250%	547,387
2,670,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	2,655,155
1,143,810	Rodan & Fields LLC 4.11%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	683,072
1,618,650	Shutterfly, Inc. 5.75%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	1,570,090
		17,119,077
	IT Services - 0.2%
863,507	McAfee LLC 3.86%, 09/30/2024, 3 mo. USD LIBOR + 3.750%	862,523
2,149,200	Panther Commercial Holdings L.P. 5.00%, 01/07/2028, 1 mo. USD LIBOR + 5.000%	2,145,976
2,585,985	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	2,581,666
1,496,250	Tempo Acquisition LLC 3.50%, 08/31/2028, 1 mo. USD LIBOR + 3.000%	1,498,121
		7,088,286
	Leisure Time - 0.3%
	Carnival Corp.
792,925	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	784,148
2,900,000	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	2,871,000
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Leisure Time - 0.3% - (continued)
$ 3,034,750	Hayward Industries, Inc. 3.00%, 05/28/2028, 1 mo. USD LIBOR + 2.500%	$ 3,022,277
2,293,475	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	2,289,186
1,556,866	SRAM LLC 3.25%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	1,552,974
		10,519,585
	Lodging - 0.2%
2,158,781	Boyd Gaming Corp. 2.35%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	2,157,312
	Caesars Resort Collection LLC
2,451,605	2.86%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	2,437,043
2,202,125	3.61%, 07/20/2025, 1 mo. USD LIBOR + 3.500%	2,199,372
		6,793,727
	Machinery - Construction & Mining - 0.1%
1,996,505	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	1,985,285
	Machinery-Diversified - 0.3%
198,850	AI Alpine AT Bidco GmbH 2.98%, 10/31/2025, 1 mo. USD LIBOR + 2.976%	194,873
3,275,000	ASP Blade Holdings, Inc. 4.50%, 10/13/2028, 1 mo. USD LIBOR + 4.000%	3,277,719
875,000	Fluidra S.A. 0.00%, 01/19/2029(13)	873,180
2,775,050	Vertical U.S. Newco, Inc. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.500%	2,775,050
2,550,000	Welbilt, Inc. 2.61%, 10/23/2025, 3 mo. USD LIBOR + 2.500%	2,542,554
		9,663,376
	Media - 1.4%
770,787	Altice Financing S.A. 2.99%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	760,575
	Banijay Entertainment S.A.S
EUR 875,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	980,453
$ 1,130,687	3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	1,124,559
4,154,125	Cable One, Inc. 2.11%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	4,127,123
922,338	Charter Communications Operating LLC 1.86%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	912,727
	CSC Holdings LLC
242,985	2.36%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	239,104
1,790,380	2.61%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,770,238
2,302,012	DirecTV Financing LLC 5.75%, 08/02/2027, 1 mo. USD LIBOR + 5.000%	2,303,463

219

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Media - 1.4% - (continued)
	E.W. Scripps Co.
$ 1,984,574	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	$ 1,976,417
1,071,369	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	1,070,030
630,579	Entravision Communications Corp. 2.86%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	622,696
1,849,643	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,840,635
15,489	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	15,450
1,460,000	NEP Group, Inc. 6.25%, 10/20/2025	1,446,612
	NEP/NCP Holdco, Inc.
8,916,258	3.36%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	8,718,139
210,000	7.11%, 10/19/2026, 3 mo. USD LIBOR + 7.000%	204,674
1,500,000	Telenet Financing USD LLC 2.11%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	1,475,085
EUR 1,375,000	UPC Broadband Holding B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,531,228
$ 3,980,000	UPC Financing Partnership 3.11%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	3,955,125
	Virgin Media Bristol LLC
1,125,000	2.61%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,114,391
EUR 1,515,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	1,692,990
$ 1,010,000	3.36%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	1,007,950
EUR 3,785,000	Virgin Media Ireland Ltd. 3.50%, 07/15/2029, 3 mo. EURIBOR + 3.500%	4,224,365
700,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	775,115
785,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	868,953
$ 1,100,000	Ziggo Financing Partnership 2.61%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,085,733
		45,843,830
	Miscellaneous Manufacturing - 0.2%
EUR 4,516,017	CeramTec AcquiCo GmbH 0.03%, 03/08/2025, 3 mo. EURIBOR + 2.500%	5,068,751
$ 280,575	LTI Holdings, Inc. 3.61%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	277,379
758,572	Momentive Performance Materials USA LLC 3.36%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	757,943
		6,104,073
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Oil & Gas - 0.0%
$ 1,265,000	Southwestern Energy Co. 3.00%, 06/22/2027, 1 mo. USD SOFR + 2.500%	$ 1,265,797
	Oil & Gas Services - 0.0%
86,718	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(10)(13)	4,408
	Packaging & Containers - 0.8%
	Berlin Packaging LLC
2,977,537	3.75%, 03/11/2028, 1 mo. USD LIBOR + 3.250%	2,960,804
2,319,187	4.25%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	2,317,750
880,200	Berry Global, Inc. 1.85%, 07/01/2026, 1 mo. USD LIBOR + 1.750%	869,356
2,927,013	BWAY Holding Co. 3.35%, 04/03/2024, 3 mo. USD LIBOR + 3.250%	2,897,274
	Flex Acquisition Co., Inc.
1,006,309	3.21%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	1,000,361
2,719,447	4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	2,713,682
	Pregis TopCo Corp.
401,800	4.11%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	400,795
1,441,388	4.50%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	1,434,181
	Pretium PKG Holdings, Inc.
1,080,000	4.50%, 10/01/2028, 1 mo. USD LIBOR + 4.500%	1,079,104
890,000	7.25%, 10/01/2029, 1 mo. USD LIBOR + 6.750%	892,225
5,344,104	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	5,345,440
3,344,213	TricorBraun Holdings, Inc. 3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	3,320,703
		25,231,675
	Pharmaceuticals - 0.8%
	Bausch Health Cos., Inc.
3,490,000	0.00%, 01/27/2027(13)	3,460,544
518,848	2.86%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	517,784
1,461,360	3.11%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	1,449,186
2,376,995	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	2,374,024
2,906,374	Elanco Animal Health, Inc. 1.85%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	2,859,145
796,075	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	773,960
2,736,271	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	2,737,119

220

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Pharmaceuticals - 0.8% - (continued)
$ 2,143,800	Horizon Therapeutics USA, Inc. 2.25%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	$ 2,127,186
261,363	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	260,645
	Jazz Financing Lux S.a.r.l.
EUR 228,333	3.50%, 05/05/2028, 3 mo. EURIBOR + 3.500%	256,521
$ 2,313,375	4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	2,313,097
3,013,021	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	3,007,748
1,346,159	Packaging Coordinators Midco, Inc. 4.50%, 11/30/2027, 1 mo. USD LIBOR + 3.500%	1,344,759
3,287,771	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	3,280,143
698,214	PetVet Care Centers LLC 4.25%, 02/14/2025	697,342
		27,459,203
	Pipelines - 0.3%
262,596	BCP Raptor LLC 5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	262,596
666,932	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	665,685
461,810	Buckeye Partners L.P. 2.35%, 11/01/2026, 1 mo. USD LIBOR + 2.250%	459,552
2,606,900	DT Midstream, Inc. 2.50%, 06/26/2028, 1 mo. USD LIBOR + 2.000%	2,616,676
3,627,109	Medallion Midland Acquisition LLC 4.50%, 10/14/2028, 1 mo. USD LIBOR + 3.750%	3,622,574
1,146,758	NorthRiver Midstream Finance L.P. 3.46%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	1,143,570
2,075,000	Oryx Midstream Services Permian Basin LLC 3.75%, 10/05/2028, 1 mo. USD LIBOR + 3.250%	2,068,941
		10,839,594
	Real Estate - 0.0%
EUR 855,000	Blitz GmbH 3.50%, 03/01/2028, 3 mo. EURIBOR + 3.500%	955,094
	Retail - 1.7%
$ 1,890,263	At Home Group, Inc. 4.75%, 07/24/2028, 1 mo. USD LIBOR + 4.250%	1,884,951
1,329,051	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,308,490
3,508,554	Beacon Roofing Supply, Inc. 2.36%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	3,488,836
	EG Group Ltd.
2,388,086	4.75%, 03/12/2026, 1 mo. USD LIBOR + 4.250%	2,388,683
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Retail - 1.7% - (continued)
EUR 1,715,000	7.00%, 04/12/2027, 3 mo. EURIBOR + 7.000%	$ 1,931,187
$ 1,360,000	Fertitta Entertainment LLC 0.00%, 01/27/2029(13)	1,363,971
1,696,475	Foundation Building Materials Holding Co. LLC 3.75%, 01/29/2028, 1 mo. USD LIBOR + 3.250%	1,686,178
5,182,748	Great Outdoors Group LLC 4.50%, 03/05/2028, 1 mo. USD LIBOR + 3.750%	5,177,358
2,432,012	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	2,421,481
	IRB Holding Corp.
732,868	3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	730,809
1,767,150	4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	1,767,150
4,747,529	LBM Acquisition LLC 0.05%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	4,715,863
2,286,900	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	2,279,033
3,268,575	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	3,219,546
EUR 1,250,000	Peer Holding B.V. 3.00%, 03/08/2025, 3 mo. EURIBOR + 3.000%	1,390,944
$ 1,697,175	Petco Health and Wellness Co., Inc. 4.00%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	1,694,663
2,751,175	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	2,745,150
EUR 890,000	Rainbow Finco S.a.r.l. 0.00%, 01/28/2029(13)	999,091
$ 1,470,000	Specialty Building Products Holdings LLC 0.00%, 10/15/2028, 1 mo. USD LIBOR + 3.750%(13)	1,467,707
	SRS Distribution, Inc.
1,790,000	0.00%, 06/02/2028(13)	1,788,890
5,134,200	4.27%, 06/04/2028, 1 mo. USD LIBOR + 3.750%	5,126,345
1,866,007	Staples, Inc. 5.13%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	1,778,547
3,737,687	White Cap Buyer LLC 6.25%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	3,734,286
		55,089,159
	Semiconductors - 0.1%
2,940,000	MKS Instruments, Inc. 0.00%, 10/21/2028(13)	2,933,561
	Software - 2.2%
	Athenahealth, Inc.
3,110,000	0.00%, 01/26/2029(13)	3,095,103
789,037	4.40%, 02/11/2026, 1 mo. USD LIBOR + 4.250%	788,446
613,800	Camelot U.S. Acquisition Co. 4.00%, 10/30/2026, 1 mo. USD LIBOR + 3.000%	612,456

221

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Software - 2.2% - (continued)
$ 1,820,000	CCC Intelligent Solutions, Inc. 3.00%, 09/21/2028, 3 mo. USD LIBOR + 2.500%	$ 1,811,464
704,767	Ceridian HCM Holding, Inc. 2.61%, 04/30/2025, 1 mo. USD LIBOR + 2.500%	694,928
EUR 1,555,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	1,747,332
	DCert Buyer, Inc.
$ 2,950,591	4.11%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,948,762
3,605,000	7.11%, 02/19/2029, 1 mo. USD LIBOR + 7.105%	3,621,223
7,304,432	Dun & Bradstreet Corp. 3.36%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	7,271,854
3,315,977	E2open LLC 4.00%, 02/04/2028, 1 mo. USD LIBOR + 3.500%	3,319,094
444,762	Emerald TopCo, Inc. 3.80%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	442,205
1,615,000	EP Purchaser LLC 4.00%, 11/06/2028, 1 mo. USD LIBOR + 3.500%	1,615,291
	Epicor Software Corp.
1,957,169	4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	1,951,395
400,000	8.75%, 07/31/2028, 1 mo. USD LIBOR + 7.750%	407,752
243,106	Evertec Group LLC 3.61%, 11/27/2024, 3 mo. USD LIBOR + 3.500%	242,700
599,641	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	597,338
	Hyland Software, Inc.
3,561,792	4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	3,560,011
464,000	7.00%, 07/07/2025, 1 mo. USD LIBOR + 6.250%	466,320
	Mitchell International, Inc.
4,550,000	4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	4,510,188
1,775,000	7.00%, 10/15/2029, 1 mo. USD LIBOR + 7.000%	1,786,094
1,379,819	Navicure, Inc. 4.11%, 10/23/2026, 1 mo. USD LIBOR + 4.000%	1,377,238
2,332,375	Playtika Holding Corp. 2.86%, 03/13/2028, 1 mo. USD LIBOR + 2.750%	2,323,395
	Polaris Newco LLC
EUR 1,970,062	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	2,211,430
$ 3,371,550	4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	3,368,853
99,500	Press Ganey Holdings, Inc. 4.75%, 07/24/2026, 1 mo. USD LIBOR + 3.750%	99,563
2,287,454	Quest Software U.S. Holdings, Inc. 5.69%, 05/18/2025, 3 mo. USD LIBOR + 4.250%	2,272,196
3,466,312	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	3,447,179
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Software - 2.2% - (continued)
$ 576,671	Seattle Spinco, Inc. 2.86%, 06/21/2024, 3 mo. USD LIBOR + 2.750%	$ 569,105
437,566	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	432,096
	SS&C Technologies, Inc.
1,515,635	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,498,417
539,026	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	532,288
	Ultimate Software Group, Inc.
205,000	0.00%, 05/03/2027(13)	206,451
1,475,575	3.75%, 05/03/2026, 1 mo. USD LIBOR + 3.250%	1,470,705
2,148,152	3.86%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	2,143,749
7,815,109	Zelis Healthcare Corp. 0.03%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	7,780,098
		71,222,719
	Telecommunications - 0.5%
1,041,727	Altice France S.A. 3.93%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,034,435
556,924	Consolidated Communications, Inc. 4.25%, 10/02/2027, 1 mo. USD LIBOR + 3.500%	555,008
2,034,625	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%	2,029,030
	Lorca Finco plc
EUR 3,855,000	0.00%, 09/18/2027, 3 mo. EURIBOR + 3.750%(13)	4,310,589
1,836,915	4.25%, 09/18/2027, 3 mo. EURIBOR + 4.250%	2,063,043
$ 761,180	Numericable Group S.A. 2.75%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	750,904
2,840,000	Venga Finance S.a.r.l. 0.00%, 11/02/2028(13)	2,762,781
2,244,375	Xplornet Communications, Inc. 4.50%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	2,239,123
976,990	Zacapa LLC 4.72%, 07/03/2025, 3 mo. USD LIBOR + 4.500%	976,990
988,776	Zayo Group Holdings, Inc. 3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	974,103
		17,696,006
	Textiles - 0.2%
5,420,000	Crocs, Inc. 0.00%, 01/26/2029(13)	5,383,415
	Transportation - 0.2%
2,820,000	First Student Bidco, Inc. 3.50%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	2,803,164

222

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 21.6% - (continued)
	Transportation - 0.2% - (continued)
$ 1,181,090	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	$ 1,177,476
1,999,950	Savage Enterprises LLC 3.75%, 09/17/2028, 1 mo. USD LIBOR + 3.250%	1,995,890
		5,976,530
	Total Senior Floating Rate Interests (cost $708,330,187)	$ 706,754,571
U.S. GOVERNMENT AGENCIES - 11.6%
	Mortgage-Backed Agencies - 11.6%
	FHLMC - 2.2%
2,924	0.00%, 11/15/2036(6)(15)	$ 2,628
12,226,255	1.12%, 06/25/2030(3)(4)	995,613
3,916,703	1.13%, 01/25/2030(3)(4)	300,744
2,239,857	1.70%, 04/25/2030(3)(4)	261,734
2,658,480	1.87%, 11/25/2047(3)(4)	320,387
2,355,000	1.90%, 02/25/2047(3)(4)	306,010
4,759,080	1.95%, 10/25/2047(3)(4)	595,122
3,345,000	2.01%, 09/25/2047(3)(4)	265,831
1,150,193	2.02%, 09/25/2046(3)(4)	150,617
1,890,000	2.10%, 08/25/2047(3)(4)	254,659
3,870,000	2.15%, 05/25/2047(3)(4)	317,446
2,605,748	2.25%, 05/25/2047(3)(4)	368,854
6,060,000	2.46%, 01/25/2050, 1 mo. USD LIBOR + 2.350%(1)(2)	6,040,881
3,000,000	2.61%, 02/25/2050, 1 mo. USD LIBOR + 2.500%(1)(2)	2,994,309
3,990,000	2.70%, 01/25/2051, SOFR30A + 2.650%(1)(2)	3,950,085
8,884,675	2.76%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	8,995,936
23,332	3.00%, 03/15/2033(4)	2,087
1,605,000	3.26%, 07/25/2030, 1 mo. USD LIBOR + 3.150%(2)	1,625,075
1,955,000	3.40%, 06/25/2048(3)(4)	460,481
3,927,150	3.71%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	4,028,060
180,000	3.80%, 01/25/2051, SOFR30A + 3.750%(1)(2)	179,326
33,619	4.00%, 07/15/2027(4)	1,357
4,740,000	4.05%, 11/25/2051, SOFR30A + 4.000%(1)(2)	4,586,193
5,676,030	4.36%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	5,859,323
2,110,000	4.46%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	2,263,791
88,473	4.50%, 03/15/2041	97,633
10,901,675	4.61%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	11,263,598
66,262	4.75%, 07/15/2039	72,602
1,955,000	5.36%, 09/25/2050, 1 mo. USD LIBOR + 5.250%(1)(2)	2,057,949
6,162	5.50%, 08/15/2033	6,889
2,450,000	5.86%, 07/25/2050, 1 mo. USD LIBOR + 5.750%(1)(2)	2,579,252
3,520,000	6.11%, 08/25/2050, 1 mo. USD LIBOR + 6.000%(1)(2)	3,725,822
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 11.6% - (continued)
	Mortgage-Backed Agencies - 11.6% - (continued)
	FHLMC - 2.2% - (continued)
$ 19,638	6.50%, 07/15/2036	$ 21,787
3,295,000	6.90%, 11/25/2051, SOFR30A + 6.850%(1)(2)	3,281,368
2,770,000	7.80%, 01/25/2051, SOFR30A + 7.750%(1)(2)	3,089,301
		71,322,750
	FNMA - 0.0%
29,304	0.00%, 06/25/2036(6)(15)	27,081
77,839	1.69%, 04/25/2055(3)(4)	3,737
16,684	2.50%, 06/25/2028(4)	839
95,144	3.00%, 01/25/2028(4)	5,148
27,897	3.16%, 12/01/2026	29,435
22,569	3.24%, 12/01/2026	23,887
8,747	3.47%, 01/01/2024	8,989
36,157	3.50%, 05/25/2030(4)	3,061
21,831	3.67%, 08/01/2023	22,387
14,330	3.86%, 12/01/2025	15,339
21,561	3.87%, 10/01/2025	23,020
31,922	3.89%, 05/01/2030	35,886
8,786	3.96%, 05/01/2034	10,030
17,386	4.00%, 03/25/2042(4)	1,899
8,358	4.50%, 07/25/2027(4)	356
51,935	5.50%, 04/25/2035	58,057
14,994	5.50%, 04/25/2037	16,831
3,867	5.50%, 05/25/2042(3)(4)	393
156,525	5.50%, 06/25/2042(4)	34,570
		320,945
	GNMA - 0.0%
17,595	4.00%, 05/16/2042(4)	2,053
41,383	5.00%, 10/16/2041(4)	6,777
		8,830
	UMBS - 9.4%
211,705,000	2.00%, 02/14/2052(16)	206,412,375
104,265,000	2.00%, 03/14/2052(16)	101,433,650
		307,846,025
	Total U.S. Government Agencies (cost $379,320,433)	$ 379,498,550
U.S. GOVERNMENT SECURITIES - 10.5%
	U.S. Treasury Securities - 10.5%
	U.S. Treasury Bonds - 2.5%
2,022,761	0.13%, 02/15/2051(17)	$ 2,176,996
13,941,638	0.88%, 02/15/2047(17)	17,415,610
862,124	1.00%, 02/15/2048(17)	1,116,272
28,335,000	1.75%, 08/15/2041	26,431,242
12,270,000	1.88%, 02/15/2051	11,647,873
4,040,000	3.00%, 11/15/2044	4,633,375
920,000	3.13%, 02/15/2043	1,068,458
6,740,000	3.38%, 05/15/2044(18)	8,172,513
5,980,000	3.63%, 02/15/2044(18)(19)	7,501,863
610,000	3.75%, 11/15/2043	777,345
		80,941,547
	U.S. Treasury Notes - 8.0%
14,453,940	0.13%, 07/15/2030(17)	15,692,311

223

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 10.5% - (continued)
	U.S. Treasury Securities - 10.5% - (continued)
	U.S. Treasury Notes - 8.0% - (continued)
$ 51,480,000	0.25%, 07/31/2025(18)(20)	$ 49,344,384
121,460,000	0.63%, 05/15/2030(18)	110,908,162
2,927,596	0.88%, 01/15/2029(17)(18)	3,304,372
734,419	1.00%, 02/15/2049(17)	960,052
26,200,000	1.13%, 02/15/2031(18)	24,807,102
6,544,000	2.63%, 02/15/2029(18)	6,925,393
36,775,000	2.88%, 08/15/2028	39,372,234
9,025,000	3.00%, 10/31/2025(18)(19)	9,513,267
		260,827,277
	Total U.S. Government Securities (cost $353,189,290)	$ 341,768,824
COMMON STOCKS - 0.0%
	Diversified Financials - 0.0%
3,682	Philadelphia Energy Solutions*(21)(22)	$ —
	Energy - 0.0%
32,328	Ascent Resources - Marcellus LLC Class A*(21)(22)	36,854
7,027	Foresight Energy LLC*	98,369
83,644,001	KCA Deutag*(21)(22)(23)	—
		135,223
	Total Common Stocks (cost $1,330,837)	$ 135,223
CONVERTIBLE PREFERRED STOCKS - 0.5%
	Banks - 0.0%
3,398	Nationwide Building Society, 10.25%*(3)(7)(9)	$ 856,869
	Capital Goods - 0.0%
74	Fluor Corp., 6.50%*(1)(9)	87,449
	Health Care Equipment & Services - 0.1%
77,085	Becton Dickinson and Co. Series B, 6.00%*(5)	4,059,296
	Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
2,676	Danaher Corp., 5.00%*	4,132,280
	Utilities - 0.2%
29,384	American Electric Power Co., Inc., 6.13%*(5)	1,559,703
46,297	DTE Energy Co., 6.25%*	2,354,202
38,600	Southern Co. Series 2019, 6.75%*	2,057,380
		5,971,285
	Total Convertible Preferred Stocks (cost $15,004,850)	$ 15,107,179
Shares or Principal Amount		Market Value†
ESCROWS - 0.1%(24)
	Consumer Services - 0.1%
2,270,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(1)	$ 2,459,954
	Total Escrows (cost $2,652,836)	$ 2,459,954
WARRANTS - 0.0%
	Energy - 0.0%
8,370	Ascent Resources - Marcellus LLC Expires 3/30/2023(21)(22)	$ 167
	Total Warrants (cost $670)	$ 167
	Total Long-Term Investments (Cost $3,648,076,200)	$ 3,522,023,123
SHORT-TERM INVESTMENTS - 2.8%
	Commercial Paper - 1.2%
	CNPC Finance
$ 500,000	0.33%, 02/15/2022	$ 499,932
2,000,000	0.33%, 02/18/2022	1,999,679
2,370,000	0.35%, 02/08/2022	2,369,816
2,700,000	0.42%, 03/04/2022	2,699,000
		7,568,427
	Enbridge Gas, Inc.
CAD 1,800,000	0.63%, 03/03/2022	1,415,288
1,000,000	0.70%, 02/18/2022	786,417
		2,201,705
	Enbridge Pipeline, Inc.
1,485,000	0.40%, 02/04/2022	1,168,182
1,000,000	0.67%, 02/22/2022	786,370
		1,954,552
$ 250,000	Enel Finance America 0.66%, 06/21/2022	249,486
	Municipal Finance Authority of British Columbia Bills
CAD 2,735,000	0.12%, 02/02/2022	2,151,581
500,000	0.19%, 02/09/2022	393,327
555,000	0.30%, 04/13/2022	436,298
305,000	0.32%, 04/13/2022	239,767
500,000	0.35%, 02/23/2022	393,258
2,085,000	0.37%, 02/23/2022	1,639,860
		5,254,091
2,900,000	PEI Treasury Note 0.58%, 04/26/2022	2,278,866
1,938,000	Providence of Saskatchewan 0.38%, 02/23/2022	1,524,238
	Province of British Columbia
1,200,000	0.18%, 02/08/2022	943,989
6,705,000	0.19%, 02/07/2022	5,274,560
3,355,000	0.23%, 04/26/2022	2,635,885
1,000,000	0.27%, 06/10/2022	784,896
1,000,000	0.52%, 04/12/2022	785,887
		10,425,217
1,000,000	PSP Capital, Inc. 0.20%, 03/02/2022	786,559
415,000	Royal Bank of Canada 0.52%, 03/15/2022	326,274

224

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.8% - (continued)
	Commercial Paper - 1.2% - (continued)
	Societe De Transport De Montre
CAD 1,500,000	0.23%, 02/22/2022		$ 1,179,871
1,500,000	0.25%, 02/22/2022		1,179,859
2,000,000	0.49%, 04/20/2022		1,571,459
			3,931,189
2,745,000	York Ont Regl Munc 0.29%, 03/10/2022		2,158,803
			38,659,407
	Repurchase Agreements - 0.6%
$ 21,738,591	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $21,738,603; collateralized by U.S. Treasury Note at 1.000%, maturing 07/31/2028, with a market value of $22,173,379		21,738,591
	Securities Lending Collateral - 1.0%
1,105,091	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(25)		1,105,091
29,761,345	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(25)		29,761,345
1,685,858	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(25)		1,685,858
			32,552,294
	Total Short-Term Investments (cost $93,277,519)		$ 92,950,292
	Total Investments (cost $3,741,353,719)	110.4%	$ 3,614,973,415
	Other Assets and Liabilities	(10.4)%	(340,594,311)
	Total Net Assets	100.0%	$ 3,274,379,104
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $935,479,942, representing 28.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Represents entire or partial securities on loan.
(6)	Security is a zero-coupon bond.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $453,103,641, representing 13.8% of net assets.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	The rate shown represents current yield to maturity.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2022, the aggregate value of the unfunded commitment was $778,445, which represents 0.0% of total net assets.
(15)	Securities disclosed are principal-only strips.
(16)	Represents or includes a TBA transaction.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2022, the market value of securities pledged was $7,037,492.

225

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2022, the market value of securities pledged was $14,026,577.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2022, the market value of securities pledged was $4,318,155.
(21)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $37,021, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(22)	Investment valued using significant unobservable inputs.
(23)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2011	KCA Deutag	83,644,001	$ 1,133,544	$ —

(24)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(25)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2022
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Call
CDX.NA.HY.S37.V1.5Y	GSC	107.00	USD	02/16/2022	(166,965,000)	USD	(166,965,000)	$ (812,220)	$ (1,152,059)	$ 339,839
Put
CDX.NA.HY.S37.V1.5Y	GSC	107.00	USD	02/16/2022	(166,965,000)	USD	(166,965,000)	$ (1,652,456)	$ (1,319,023)	$ (333,433)
Total Written Option Contracts OTC option contracts								$ (2,464,676)	$ (2,471,082)	$ 6,406

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	5	03/08/2022	$ 628,430	$ (1,623)
U.S. Treasury 5-Year Note Future	3,418	03/31/2022	407,436,282	(3,336,459)
U.S. Treasury 10-Year Note Future	2,148	03/22/2022	274,876,875	(4,879,056)
U.S. Treasury 10-Year Ultra Future	721	03/22/2022	102,979,078	(187,960)
U.S. Treasury Long Bond Future	416	03/22/2022	64,740,000	(2,865,261)
U.S. Treasury Ultra Bond Future	6	03/22/2022	1,133,625	(4,386)
Total				$ (11,274,745)
Short position contracts:
Euro-BOBL Future	84	03/08/2022	$ 12,479,466	$ 152,716
Euro-BUND Future	775	03/08/2022	147,239,683	1,224,080
Euro-BUXL 30-Year Bond Future	66	03/08/2022	15,074,232	954,641
Long Gilt Future	1	03/29/2022	164,024	3,375
U.S. Treasury 2-Year Note Future	4,513	03/31/2022	977,769,656	2,793,078
Total				$ 5,127,890
Total futures contracts				$ (6,146,855)

OTC Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	321,085	(0.09%)	08/25/2037	Monthly	$ 66,268	$ —	$ 13,883	$ (52,385)
ABX.HE.AAA.07	CSI	USD	916,973	(0.09%)	08/25/2037	Monthly	217,608	—	39,649	(177,959)
ABX.HE.PENAAA.06	JPM	USD	127,761	(0.11%)	05/25/2046	Monthly	14,124	—	9,354	(4,770)
226

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2022 – (continued)
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices – (continued):
Buy protection – (continued):
ABX.HE.PENAAA.06	CSI	USD	200,732	(0.11%)	05/25/2046	Monthly	$ 22,242	$ —	$ 14,696	$ (7,546)
PrimeX.ARM.2(2)(3)	MSC	USD	57,620	(4.58%)	12/25/2037	Monthly	—	(128)	(282)	(154)
Total							$ 320,242	$ (128)	$ 77,300	$ (242,814)
Sell protection:
ABX.HE.AAA.07	MSC	USD	321,085	0.09%	08/25/2037	Monthly	$ 2,384	$ —	$ (13,883)	$ (16,267)
ABX.HE.AAA.07	MSC	USD	916,973	0.09%	08/25/2037	Monthly	6,855	—	(39,649)	(46,504)
ABX.HE.PENAAA.06	BCLY	USD	328,493	0.11%	05/25/2046	Monthly	—	(7,058)	(24,050)	(16,992)
CMBX.NA.BB.8	CSI	USD	818,467	5.00%	10/17/2057	Monthly	—	(201,752)	(309,164)	(107,412)
CMBX.NA.BB.8	CSI	USD	1,420,480	5.00%	10/17/2057	Monthly	—	(350,148)	(541,990)	(191,842)
CMBX.NA.BBB-.6	GSC	USD	436,224	3.00%	05/11/2063	Monthly	—	(134,233)	(100,031)	34,202
CMBX.NA.BBB-.6	CSI	USD	59,894	3.00%	05/11/2063	Monthly	—	(7,958)	(14,633)	(6,675)
PrimeX.ARM.2(2)(3)	JPM	USD	57,620	4.58%	12/25/2037	Monthly	1,734	—	282	(1,452)
Total							$ 10,973	$ (701,149)	$ (1,043,118)	$ (352,942)
Total OTC credit default swap contracts							$ 331,215	$ (701,277)	$ (965,818)	$ (595,756)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	These investments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $(1,606), which represented (0.0)% of total net assets. This amount excludes investments that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1	USD	44,278,000	(1.00%)	06/20/2026	Quarterly	$ 1,194,442	$ 1,858,924	$ 664,482
CDX.EM.36.V1	USD	8,175,000	(1.00%)	12/20/2026	Quarterly	274,033	405,479	131,446
Total						$ 1,468,475	$ 2,264,403	$ 795,928
Sell protection:
CDX.NA.HY.37.V1	USD	10,510,000	5.00%	12/20/2026	Quarterly	$ 733,643	$ 772,282	$ 38,639
Credit default swaps on single-name issues:
Buy protection:
Standard Chartered	EUR	2,192,500	(1.00%)	12/20/2026	Quarterly	$ (51,064)	$ (46,504)	$ 4,560
United Mexican States	USD	1,825,000	(1.00%)	12/20/2026	Quarterly	(5,165)	2,651	7,816
Total						$ (56,229)	$ (43,853)	$ 12,376
Sell protection:
Panama Republic (BBB)	USD	3,520,000	1.00%	06/20/2026	Quarterly	$ 25,089	$ 26,895	$ 1,806
Total						$ (31,140)	$ (16,958)	$ 14,182
Total centrally cleared credit default swap contracts						$ 2,170,978	$ 3,019,727	$ 848,749

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
127,990,000	EGP	7,880,187	USD	JPM	03/16/2022	$ 167,204
3,590,000	EGP	225,432	USD	GSC	03/16/2022	290
227

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,083,688	EUR	1,215,466	USD	UBS	02/28/2022	$ 2,685
229,000	EUR	258,584	USD	BNP	02/28/2022	(1,170)
232,681	EUR	263,000	USD	BOA	02/28/2022	(1,449)
719,000	EUR	809,474	USD	MSC	03/16/2022	(887)
98,000	EUR	111,336	USD	JPM	03/16/2022	(1,126)
138,000	EUR	156,346	USD	SCB	03/16/2022	(1,151)
121,000	EUR	137,438	USD	RBC	03/16/2022	(1,362)
122,000	EUR	138,636	USD	BOA	03/16/2022	(1,435)
337,000	EUR	381,331	USD	BCLY	03/16/2022	(2,342)
449,000	EUR	509,294	USD	GSC	03/16/2022	(4,350)
698,000	EUR	790,833	USD	SSG	03/16/2022	(5,864)
1,172,000	EUR	1,331,381	USD	BNP	03/16/2022	(13,352)
87,000	GBP	116,699	USD	UBS	02/28/2022	286
160,000	GBP	216,190	USD	NWM	02/28/2022	(1,046)
9,337,713	USD	13,055,000	AUD	MSC	03/16/2022	105,213
11,195,505	USD	63,764,000	BRL	DEUT	03/16/2022	(671,487)
2,203,182	USD	2,735,000	CAD	BOA	02/02/2022	51,590
1,173,851	USD	1,485,000	CAD	UBS	02/04/2022	5,621
6,924,103	USD	8,655,000	CAD	MSC	02/07/2022	115,346
1,598,390	USD	2,000,000	CAD	JPM	02/07/2022	25,021
782,945	USD	1,000,000	CAD	GSC	02/07/2022	(3,740)
954,366	USD	1,200,000	CAD	MSC	02/08/2022	10,344
1,617,688	USD	2,000,000	CAD	DEUT	02/09/2022	44,320
393,584	USD	500,000	CAD	BOA	02/09/2022	242
800,633	USD	1,020,000	CAD	BOA	02/15/2022	(1,784)
3,610,678	USD	4,500,000	CAD	BOA	02/16/2022	70,605
796,633	USD	1,000,000	CAD	MSC	02/18/2022	9,950
3,527,933	USD	4,405,000	CAD	SSG	02/22/2022	62,600
2,235,370	USD	2,835,000	CAD	BOA	02/22/2022	5,127
1,554,946	USD	1,938,000	CAD	DEUT	02/23/2022	30,357
399,653	USD	500,000	CAD	SCB	02/23/2022	6,313
1,644,708	USD	2,085,000	CAD	JPM	02/23/2022	4,477
1,193,925	USD	1,480,000	CAD	DEUT	02/24/2022	29,637
1,993,662	USD	2,500,000	CAD	CBK	02/24/2022	26,959
1,090,069	USD	1,370,000	CAD	WEST	02/24/2022	12,316
1,210,750	USD	1,500,000	CAD	MSC	02/25/2022	30,729
790,180	USD	1,000,000	CAD	BOA	03/02/2022	3,505
1,414,548	USD	1,800,000	CAD	MSC	03/03/2022	(1,462)
2,164,691	USD	2,745,000	CAD	BOA	03/10/2022	5,324
327,486	USD	415,000	CAD	WEST	03/15/2022	1,030
9,450,948	USD	11,995,000	CAD	MSC	03/16/2022	15,209
794,730	USD	1,000,000	CAD	CIBC	03/28/2022	8,121
3,224,701	USD	4,000,000	CAD	GSC	04/12/2022	78,411
791,762	USD	1,000,000	CAD	BOA	04/12/2022	5,189
686,744	USD	860,000	CAD	SCB	04/13/2022	10,294
3,379,152	USD	4,270,000	CAD	BNP	04/19/2022	20,564
879,353	USD	1,100,000	CAD	JPM	04/20/2022	14,146
5,004,934	USD	6,350,000	CAD	BNP	04/20/2022	10,330
2,363,373	USD	3,000,000	CAD	UBS	04/20/2022	3,718
1,278,504	USD	1,600,000	CAD	CIBC	04/25/2022	20,042
2,683,270	USD	3,355,000	CAD	MSC	04/26/2022	44,441
2,294,767	USD	2,900,000	CAD	BOA	04/26/2022	13,812
537,864	USD	650,000	CAD	JPM	05/11/2022	26,649
1,308,012	USD	1,580,000	CAD	CBK	05/16/2022	65,394
397,364	USD	500,000	CAD	DEUT	05/16/2022	4,130
4,028,966	USD	5,000,000	CAD	MSC	06/01/2022	96,922
1,568,870	USD	1,975,000	CAD	GSC	06/01/2022	15,712
1,587,916	USD	2,000,000	CAD	BOA	06/01/2022	15,098
562,748	USD	700,000	CAD	SSG	06/01/2022	12,262
634,765	USD	800,000	CAD	JPM	06/01/2022	5,637
812,252	USD	1,000,000	CAD	MSC	06/10/2022	25,876
228

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
985,735	USD	1,250,000	CAD	BOA	06/15/2022	$ 2,788
1,994,077	USD	2,500,000	CAD	BOA	06/21/2022	28,238
791,765	USD	1,000,000	CAD	DEUT	06/21/2022	5,429
1,648,300	USD	2,060,000	CAD	BOA	06/22/2022	28,456
1,856,602	USD	2,300,000	CAD	WEST	06/27/2022	48,081
807,275	USD	1,000,000	CAD	CBK	06/27/2022	20,961
239,277	USD	300,000	CAD	BOA	06/27/2022	3,382
159,837	USD	200,000	CAD	DEUT	06/27/2022	2,574
798,748	USD	1,000,000	CAD	CBK	07/15/2022	12,500
570,029	USD	700,000	CAD	GSC	07/27/2022	19,686
1,208,978	USD	1,500,000	CAD	SSG	08/16/2022	29,848
234,829	USD	300,000	CAD	CIBC	08/16/2022	(997)
3,068,470	USD	3,810,000	CAD	BOA	09/14/2022	74,240
6,189,452	USD	7,675,000	CAD	MSC	09/21/2022	158,138
395,579	USD	500,000	CAD	DEUT	09/21/2022	2,659
3,076,136	USD	3,815,000	CAD	CIBC	09/23/2022	78,213
2,407,899	USD	3,000,000	CAD	MSC	10/27/2022	51,126
1,189,362	USD	1,500,000	CAD	BOA	11/10/2022	11,096
397,932	USD	500,000	CAD	BOA	11/14/2022	5,190
784,976	USD	1,000,000	CAD	RBC	11/22/2022	(455)
876,364	USD	1,125,000	CAD	JPM	12/05/2022	(7,149)
98,523,078	USD	86,977,125	EUR	TDB	02/28/2022	753,975
61,109,000	USD	53,918,623	EUR	DEUT	02/28/2022	500,244
1,316,396	USD	1,164,000	EUR	JPM	02/28/2022	7,969
6,778	USD	6,000	EUR	SCB	02/28/2022	33
109,773,982	USD	96,796,051	EUR	DEUT	03/16/2022	917,375
2,270,774	USD	2,005,000	EUR	JPM	03/16/2022	15,956
1,062,949	USD	939,000	EUR	SSG	03/16/2022	6,952
260,497	USD	227,000	EUR	CBA	03/16/2022	5,213
248,175	USD	219,000	EUR	GSC	03/16/2022	1,888
1,199,214	USD	1,000,000	EUR	GSC	04/01/2022	74,132
9,520,880	USD	7,060,000	GBP	BCLY	02/28/2022	27,626
19,076,788	USD	14,432,000	GBP	BNP	03/16/2022	(327,519)
1,367,999	USD	1,000,000	GBP	BNP	08/01/2022	24,339
15,411,244	USD	1,748,950,000	JPY	JPM	02/07/2022	212,750
2,889,950	USD	316,400,000	JPY	BOA	02/10/2022	140,355
1,530,949	USD	174,400,000	JPY	MSC	02/10/2022	15,370
12,367,372	USD	1,403,850,000	JPY	JPM	02/14/2022	167,230
3,998,503	USD	456,250,000	JPY	JPM	02/22/2022	33,249
10,181,060	USD	1,162,850,000	JPY	MSC	02/28/2022	74,207
2,466,418	USD	282,400,000	JPY	JPM	03/07/2022	11,697
6,152,557	USD	701,500,000	JPY	BNP	03/10/2022	54,597
10,759,137	USD	1,216,400,000	JPY	MSC	03/14/2022	184,653
19,923,574	USD	2,266,500,000	JPY	MSC	03/16/2022	219,708
15,448,707	USD	1,752,250,000	JPY	MSC	03/22/2022	214,123
12,824,235	USD	1,461,900,000	JPY	BCLY	03/28/2022	112,904
2,591,181	USD	294,350,000	JPY	BNP	04/04/2022	31,548
7,592,026	USD	879,950,000	JPY	MSC	04/04/2022	(59,918)
2,683,419	USD	298,450,000	JPY	BNP	04/11/2022	87,845
6,570,095	USD	750,000,000	JPY	BOA	04/11/2022	47,461
9,174,409	USD	1,062,200,000	JPY	MSC	04/11/2022	(63,380)
5,087,191	USD	578,000,000	JPY	JPM	04/18/2022	59,858
16,752,532	USD	1,902,450,000	JPY	JPM	04/25/2022	203,557
1,340,930	USD	152,850,000	JPY	BOA	04/25/2022	11,323
4,953,945	USD	570,750,000	JPY	MSC	05/09/2022	(12,466)
6,148,154	USD	705,750,000	JPY	MSC	05/25/2022	4,401
3,602,458	USD	410,000,000	JPY	SSG	05/31/2022	32,719
1,760,541	USD	200,000,000	JPY	JPM	06/09/2022	18,785
3,551,582	USD	400,000,000	JPY	MSC	09/20/2022	56,896
229

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,613,145	USD	141,270,000	MXN	BNP	03/16/2022	$ (182,134)
3,521,530	USD	265,180,000	RUB	MSC	03/16/2022	130,074
Total foreign currency contracts						$ 5,014,640

Foreign Cross Currency Contracts Outstanding at January 31, 2022
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	8,305,608	UBS	02/28/2022	GBP	8,332,818	$ (27,210)
GBP	203,043	UBS	02/28/2022	EUR	203,007	36
Total foreign cross currency contracts						$ (27,174)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 340,727,057	$ —	$ 340,727,057	$ —
Convertible Bonds	144,490,696	—	144,490,696	—
Corporate Bonds	842,673,500	—	842,673,500	—
Foreign Government Obligations	724,724,496	—	724,724,496	—
Municipal Bonds	23,682,906	—	23,682,906	—
Senior Floating Rate Interests	706,754,571	—	706,754,571	—
U.S. Government Agencies	379,498,550	—	379,498,550	—
U.S. Government Securities	341,768,824	—	341,768,824	—
Common Stocks
Diversified Financials	—	—	—	—
Energy	135,223	98,369	—	36,854
Convertible Preferred Stocks	15,107,179	15,107,179	—	—
Escrows	2,459,954	—	2,459,954	—
Warrants	167	—	—	167
Short-Term Investments	92,950,292	32,552,294	60,397,998	—
Foreign Currency Contracts(2)	6,406,832	—	6,406,832	—
Futures Contracts(2)	5,127,890	5,127,890	—	—
Swaps - Credit Default(2)	882,951	—	882,951	—
Total	$ 3,627,391,088	$ 52,885,732	$ 3,574,468,335	$ 37,021
Liabilities
Foreign Currency Contracts(2)	$ (1,419,366)	$ —	$ (1,419,366)	$ —
Futures Contracts(2)	(11,274,745)	(11,274,745)	—	—
Swaps - Credit Default(2)	(629,958)	—	(628,352)	(1,606)
Written Options	(2,464,676)	—	(2,464,676)	—
Total	$ (15,788,745)	$ (11,274,745)	$ (4,512,394)	$ (1,606)

(1)	For the period ended January 31, 2022, investments valued at $9,254,722 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
230

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Muncipal Income Fund)
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8%
	Alabama - 0.7%
$ 150,000	Jefferson County, AL, Board of Education Special Tax 5.00%, 02/01/2046	$ 177,276
300,000	State of Alabama, Docks Department, (AGM Insured) 5.00%, 10/01/2024	328,344
335,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2023	358,038
		863,658
	Arizona - 1.9%
325,000	City of Phoenix, AZ, Civic Improvement Corp. 5.00%, 07/01/2031	383,498
	Maricopa County, AZ, Industrial Dev Auth
775,000	3.00%, 09/01/2039	799,552
100,000	5.00%, 09/01/2042	119,320
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	263,797
	Tempe, AZ, Industrial Dev Auth Rev
225,000	4.00%, 12/01/2024	238,596
270,000	4.00%, 12/01/2025	290,432
240,000	4.00%, 12/01/2026	260,838
		2,356,033
	California - 5.9%
50,000	Alameda County, Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	56,257
195,000	California Enterprise Dev Auth 5.00%, 08/01/2045	229,013
310,000	California Health Facs Financing Auth 4.00%, 08/15/2040	359,238
	California Municipal Finance Auth, (BAM Insured)
500,000	4.00%, 05/15/2038	572,236
350,000	4.00%, 10/01/2046	389,132
165,000	California Public Finance Auth 2.38%, 11/15/2028(1)	165,633
	Cathedral City, CA, Redev Agency Successor Agency
145,000	4.00%, 08/01/2022	147,131
340,000	4.00%, 08/01/2032	388,095
100,000	City of Los Angeles, CA, Department of Airports Rev 5.00%, 05/15/2026	111,372
45,000	Elk Grove, CA, Finance Auth Special Tax, (BAM Insured) 5.00%, 09/01/2032	50,783
150,000	Foothill-Eastern Transportation Corridor Agency, CA 5.00%, 01/15/2029	178,685
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	98,953
	Orange County, CA, Community Facs Dist Special Tax
100,000	5.00%, 08/15/2023	105,734
150,000	5.00%, 08/15/2033	167,934
100,000	Romoland, CA, School Dist Special Tax 5.00%, 09/01/2043	111,744
100,000	San Bernardino City, CA, Unified School Dist, GO, (NATL Insured) 0.00%, 08/01/2027(2)	89,725
	San Diego Cnty. Regional Airport Auth.
1,400,000	4.00%, 07/01/2040	1,591,645
500,000	4.00%, 07/01/2041	567,564
305,000	San Joaquin Hills Transportation Corridor Agcy. 4.00%, 01/15/2034	352,728
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	California - 5.9% - (continued)
$ 255,000	San Joaquin Hills, CA, Transportation Corridor Agency, (NATL Insured) 0.00%, 01/15/2025(2)	$ 244,075
140,000	State of California, GO 4.00%, 11/01/2041	151,954
1,000,000	University of California, Rev 4.00%, 05/15/2038	1,163,574
		7,293,205
	Colorado - 2.9%
175,000	City & County of Denver, CO, Airport System Rev 5.00%, 12/01/2036	230,018
	Colorado Health Facs Auth Rev
200,000	4.00%, 12/01/2040	224,416
1,500,000	4.00%, 11/15/2046	1,716,786
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2040	167,256
305,000	E-470 Public Highway, CO, Auth Rev 0.38%, 09/01/2039, 1 mo. USD SOFR + 0.350%(3)	304,715
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	106,773
120,000	5.00%, 12/01/2029	144,256
500,000	Regional Transportation Dist, CO 4.00%, 07/15/2039	614,660
115,000	University of Colorado 2.00%, 06/01/2051(4)	116,828
25,000	Vauxmont, CO, Metropolitan Dist, GO, (AGM Insured) 5.00%, 12/15/2030	28,118
		3,653,826
	Connecticut - 3.2%
200,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2048	235,231
	Connecticut State Health & Educational Facs Auth
750,000	5.00%, 07/01/2040	911,195
60,000	5.00%, 07/01/2042	68,905
	Connecticut State Higher Education Supplement Loan Auth
700,000	5.00%, 11/15/2025	787,218
720,000	5.00%, 11/15/2026	827,769
250,000	Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	282,152
50,000	Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	55,950
	State of Connecticut, GO
160,000	3.00%, 01/15/2023	163,575
170,000	5.00%, 06/15/2026	191,195
250,000	State of Connecticut, Special Tax Rev 5.00%, 05/01/2033	310,121
100,000	Waterbury, CT, GO 5.00%, 11/15/2047	117,085
		3,950,396
	District of Columbia - 0.3%
150,000	Dist of Columbia Rev 5.00%, 07/01/2042	158,614
150,000	Dist of Columbia, GO 5.00%, 06/01/2032	163,216
		321,830
	Florida - 4.6%
300,000	Broward County, FL, Airport System Rev 5.00%, 09/01/2028	364,243
135,000	Capital Projects, FL, Finance Auth 5.00%, 10/01/2027	155,800

231

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Muncipal Income Fund)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Florida - 4.6% - (continued)
$ 70,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	$ 77,760
300,000	City of Pompano Beach FL 2.00%, 01/01/2029	287,731
200,000	Jacksonville, FL, Sales Tax Rev 5.00%, 10/01/2030	205,832
150,000	JEA, FL, Water & Sewer System Rev 5.00%, 10/01/2028	180,043
125,000	Lee County, FL, Airport Rev 5.00%, 10/01/2032	139,249
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	69,311
	Orange County, FL, Convention Center/Orlando
500,000	5.00%, 10/01/2023	532,818
285,000	5.00%, 10/01/2024	313,108
125,000	5.00%, 10/01/2027	147,862
100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	109,016
475,000	Orlando, FL, Utilities Commission 1.25%, 10/01/2046(4)	468,721
430,000	Palm Beach County, FL, Health Facs Auth 2.63%, 06/01/2025	432,111
215,000	Polk County, FL, Industrial Dev Auth 5.00%, 01/01/2029	238,977
200,000	Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	223,011
60,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	69,883
200,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	200,143
750,000	St. Johns County, FL, Industrial Dev Auth 4.00%, 12/15/2041	785,941
70,000	Volusia County, FL, Educational Facs Auth 4.00%, 10/15/2035	78,407
550,000	Wildwood Utility Dependent Dist 5.00%, 10/01/2031	688,142
		5,768,109
	Georgia - 3.4%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(4)	100,865
	Burke County, GA, Dev Auth Rev
280,000	1.50%, 01/01/2040(4)	281,900
1,000,000	1.55%, 12/01/2049(4)	1,005,241
165,000	2.25%, 10/01/2032(4)	167,751
125,000	3.00%, 11/01/2045(4)	127,567
20,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	20,694
	Main Street Natural Gas, Inc., GA
170,000	5.00%, 05/15/2032	200,414
315,000	5.50%, 09/15/2028	383,107
	Municipal Electric Auth, GA
135,000	5.00%, 01/01/2024	144,911
100,000	5.00%, 01/01/2028	114,559
235,000	5.00%, 01/01/2033	290,974
1,000,000	5.00%, 01/01/2035	1,251,298
85,000	5.00%, 01/01/2056	99,935
		4,189,216
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Idaho - 0.5%
$ 500,000	Idaho Housing & Finance Association 4.00%, 07/15/2036	$ 581,004
	Illinois - 11.9%
65,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(2)	62,277
215,000	Chicago Board of Education GO 4.00%, 12/01/2047(5)	226,431
100,000	Chicago, IL, Board of Education Rev 5.75%, 04/01/2035	116,406
	Chicago, IL, Board of Education, GO
150,000	5.00%, 12/01/2027	173,100
500,000	5.00%, 12/01/2041	579,016
200,000	5.00%, 12/01/2046	224,794
200,000	5.25%, 12/01/2023	209,133
140,000	5.25%, 12/01/2039	150,695
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	266,919
275,000	5.25%, 12/01/2032	363,826
	Chicago, IL, Transit Auth, (AGM-CR Insured)
100,000	5.00%, 12/01/2044	109,942
175,000	5.00%, 12/01/2045	209,970
250,000	5.00%, 12/01/2046	286,963
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	273,762
	City of Decatur, IL, GO, (AGM Insured)
110,000	5.00%, 03/01/2034	124,656
150,000	5.00%, 03/01/2035	169,731
865,000	City of Granite, IL, Rev 1.25%, 05/01/2027(4)	849,386
	Cook County, IL, Community High School Dist No. 212 Leyden, (BAM Insured)
105,000	5.00%, 12/01/2027	116,243
170,000	5.00%, 12/01/2030	187,901
185,000	Cook County, IL, GO 5.00%, 11/15/2031	227,880
1,665,000	Cook County, IL, School Dist No. 78 Rosemont, GO, (AGM Insured) 5.00%, 12/01/2029	2,036,518
225,000	County of Cook IL Sales Tax Rev 5.00%, 11/15/2029	276,821
	Illinois State Finance Auth Rev
150,000	5.00%, 11/15/2030	165,887
115,000	5.00%, 08/15/2033	143,535
245,000	5.00%, 08/15/2035	272,818
150,000	5.00%, 10/01/2041	172,840
230,000	5.00%, 05/15/2050(4)	249,637
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	370,935
100,000	5.00%, 01/01/2031	121,416
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	160,716
	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured)
75,000	5.00%, 12/01/2025	84,588
130,000	5.00%, 12/01/2026	150,264
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO 5.00%, 01/01/2023	103,860

232

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Muncipal Income Fund)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Illinois - 11.9% - (continued)
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
$ 515,000	5.00%, 02/01/2025	$ 569,178
545,000	5.00%, 02/01/2025	601,319
	Metropolitan Pier & Exposition Auth, IL
105,000	0.00%, 12/15/2042(6)	81,255
200,000	5.00%, 12/15/2045	228,230
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	87,202
125,000	6.25%, 07/01/2022	127,999
	Sales Tax Securitization Corp., IL Rev
150,000	5.00%, 01/01/2029	176,052
1,000,000	5.00%, 01/01/2037	1,223,475
	State of Illinois, GO
400,000	5.00%, 11/01/2026	456,543
50,000	5.00%, 02/01/2027	57,296
150,000	5.00%, 11/01/2028	172,975
355,000	5.00%, 03/01/2029	418,805
250,000	5.00%, 05/01/2029	269,366
330,000	5.00%, 10/01/2031	396,397
315,000	5.00%, 12/01/2034	360,177
215,000	5.00%, 03/01/2046	253,567
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	94,391
		14,813,093
	Indiana - 0.6%
82,210	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	84,736
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
305,000	3.00%, 07/01/2052(5)	323,294
230,000	3.25%, 07/01/2049	241,162
115,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	137,042
		786,234
	Iowa - 0.6%
670,000	Iowa Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	702,146
	Kentucky - 0.3%
225,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2035	270,287
90,000	Kentucky Economic Dev Finance Auth, (AGM Insured) 5.00%, 12/01/2047	92,942
		363,229
	Louisiana - 0.8%
325,000	East Baton Rouge, LA, Sewerage Commission 1.30%, 02/01/2041(4)	322,238
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	107,761
100,000	6.00%, 11/15/2030	108,639
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	110,523
100,000	5.00%, 05/15/2047	112,135
185,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2026	211,585
		972,881
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Maine - 0.4%
$ 465,000	Maine Health & Higher Educational Facs Auth, (AGM Insured) 4.00%, 07/01/2046	$ 527,819
	Maryland - 1.9%
1,140,000	Maryland Community Dev Administration, 3.00%, 09/01/2051	1,195,737
810,000	Maryland Stadium Auth Rev, (ST INTERCEPT Insured) 5.00%, 05/01/2050	1,116,100
		2,311,837
	Massachusetts - 5.2%
	Massachusetts Dev Finance Agency, Rev
235,000	0.66%, 07/01/2049(1)(3)	234,872
1,500,000	5.00%, 07/01/2025	1,686,525
105,000	5.00%, 07/01/2034	119,446
1,000,000	5.00%, 07/01/2035	1,136,258
150,000	5.00%, 07/01/2048	176,470
	Massachusetts Educational Financing Auth
880,000	5.00%, 07/01/2024	948,247
500,000	5.00%, 01/01/2025	545,157
	Massachusetts Housing Finance Agency
145,000	3.00%, 12/01/2050	151,978
330,000	3.15%, 06/01/2023	337,655
300,000	3.30%, 06/01/2024	310,313
	Massachusetts State Dev Finance Agency
115,000	5.00%, 07/15/2022(1)	116,938
145,000	5.00%, 07/01/2037	170,463
150,000	5.00%, 07/01/2044	175,019
100,000	5.00%, 10/01/2047(1)	107,337
200,000	Massachusetts State, Port Auth Rev 4.00%, 07/01/2046	215,159
		6,431,837
	Michigan - 1.9%
85,000	City of Detroit, MI, GO, 5.00%, 04/01/2022	85,532
450,000	Ecorse, MI, Public School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2027	532,477
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	169,946
250,000	Lansing, MI, School Dist, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	304,311
	Michigan Finance Auth Rev
165,000	5.00%, 11/01/2034	200,681
100,000	5.00%, 07/01/2035	111,193
100,000	5.00%, 05/15/2038	110,659
90,000	Michigan State Hospital Finance Auth 5.00%, 11/15/2047	108,874
300,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	370,069
255,000	Richmond, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2030	313,833
50,000	State of Michigan Rev 5.00%, 03/15/2027	58,982
		2,366,557
	Minnesota - 4.3%
	Duluth, MN, Independent School Dist No. 709, (SCP Insured)
20,000	4.00%, 02/01/2027	21,993
250,000	5.00%, 02/01/2024	267,571
78,149	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	77,947
100,000	Minneapolis-St. Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	114,713

233

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Muncipal Income Fund)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Minnesota - 4.3% - (continued)
$ 1,000,000	Minnesota Higher Education Facs Auth 4.00%, 10/01/2050	$ 1,135,749
	Minnesota Housing Finance Agency, GO
975,000	3.00%, 01/01/2051	1,019,222
1,040,000	3.00%, 07/01/2052	1,092,272
1,300,000	5.00%, 09/01/2024	1,431,243
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SCP Insured) 4.00%, 02/01/2029	205,644
		5,366,354
	Mississippi - 0.8%
80,000	Mississippi Home Corp., (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2050	83,668
175,000	Mississippi State Gaming Tax Rev 5.00%, 10/15/2026	202,527
400,000	State of Mississippi 5.00%, 10/15/2037	478,796
200,000	State of Mississippi, Gaming Tax Rev 5.00%, 10/15/2022	205,950
		970,941
	Missouri - 1.4%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist 4.00%, 10/01/2036	287,569
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.25%, 05/15/2032	109,130
100,000	5.25%, 05/15/2050	106,485
330,000	Missouri Housing Dev Commission, (GNMA/FNMA/FHLMC Insured) 3.25%, 11/01/2052	350,747
200,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	210,762
550,000	State of Missouri, Health & Educational Facs Auth 4.00%, 07/01/2035	644,659
		1,709,352
	Montana - 0.2%
95,000	Montana Board of Housing Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	101,902
150,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2033	172,558
		274,460
	Nebraska - 1.3%
300,000	Central Plains, NE, Energy Project 5.00%, 09/01/2025	335,204
465,000	Nebraska Investment Finance Auth, (GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2045	486,604
435,000	Nebraska Investment Finance Auth Rev 3.00%, 03/01/2052	459,875
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(4)	295,987
		1,577,670
	Nevada - 2.3%
100,000	City of North Las Vegas, NV 3.50%, 06/01/2023	102,139
150,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	174,908
30,000	City of Sparks, NV 2.50%, 06/15/2024(1)	30,223
	Clark County, NV, School Dist, GO, (AGM Insured)
250,000	4.00%, 06/15/2036	287,315
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Nevada - 2.3% - (continued)
$ 1,415,000	5.00%, 06/15/2026	$ 1,630,458
225,000	5.00%, 06/15/2028	261,762
100,000	5.00%, 06/15/2029	119,046
250,000	Las Vegas, NV, New Convention Center Auth Rev 5.00%, 07/01/2043	293,173
		2,899,024
	New Hampshire - 0.9%
1,000,000	New Hampshire Business Finance Auth 4.00%, 01/01/2051	1,055,601
70,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	102,398
		1,157,999
	New Jersey - 1.4%
175,000	New Jersey Economic Dev Auth, 5.00%, 06/15/2023	184,380
40,000	New Jersey Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2050	44,095
	New Jersey Transportation Trust Fund Auth
65,000	5.00%, 12/15/2023	69,542
70,000	5.00%, 12/15/2024	77,312
570,000	5.00%, 06/15/2031	704,030
350,000	New Jersey Turnpike Auth Rev, (AGM Insured) 5.25%, 01/01/2026	402,384
230,000	State of New Jersey, GO 5.00%, 06/01/2026	263,396
		1,745,139
	New Mexico - 1.2%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	226,779
	New Mexico Mortgage Finance Auth, (GNMA/FNMA/FHLMC Insured)
810,000	3.00%, 01/01/2052	848,668
385,000	3.00%, 03/01/2053(5)	405,104
		1,480,551
	New York - 8.9%
405,000	Brookhaven, NY, Local Dev Corp. 1.63%, 11/01/2025	400,986
	City of New York, NY, GO
130,000	4.00%, 03/01/2038	147,267
125,000	5.00%, 03/01/2039	151,621
140,000	City of New York, NY, Rev 4.00%, 11/01/2035	161,385
85,000	Huntington, NY, Local Dev Corp. 3.00%, 07/01/2025	84,290
500,000	Long Island, NY, Power Auth Rev 0.85%, 09/01/2050(4)	486,428
	Metropolitan Transportation Auth, NY, Rev
1,240,000	5.00%, 03/01/2022	1,244,510
650,000	5.00%, 11/15/2023	671,874
200,000	5.00%, 11/15/2033	239,625
500,000	5.00%, 11/15/2034(4)	540,536
300,000	5.00%, 11/15/2036	346,957
500,000	5.00%, 11/15/2045	588,409
400,000	5.00%, 11/15/2052	459,036
100,000	5.25%, 11/15/2027	117,369
100,000	5.25%, 11/15/2036	117,113
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
125,000	4.00%, 05/01/2035	144,164
215,000	4.00%, 05/01/2040	245,104
265,000	5.00%, 11/01/2032	333,832

234

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Muncipal Income Fund)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	New York - 8.9% - (continued)
	New York State Dormitory Auth Rev
$ 1,000,000	3.00%, 03/15/2041	$ 1,019,408
450,000	4.00%, 02/15/2037	509,009
150,000	5.00%, 03/15/2031	168,834
500,000	New York State Urban Dev Corp. Rev 5.00%, 03/15/2032	625,590
	State of New York Mortgage Agency
300,000	3.25%, 10/01/2024	311,856
300,000	3.25%, 04/01/2025	307,689
730,000	3.25%, 10/01/2050	770,150
180,000	3.50%, 10/01/2032	189,149
	Syracuse, NY, Industrial Dev Agency
110,000	5.00%, 01/01/2031	102,320
50,000	5.00%, 01/01/2033	45,476
525,000	Westchester City, NY, Local Dev 2.88%, 07/01/2026(1)	523,157
		11,053,144
	North Carolina - 2.4%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
100,000	2.88%, 10/01/2026	100,087
175,000	4.00%, 09/01/2033	198,744
185,000	4.00%, 09/01/2034	209,487
250,000	5.00%, 01/01/2031	278,547
	North Carolina Medical Care Commission Rev
30,000	5.00%, 01/01/2039	32,975
120,000	5.00%, 01/01/2044	132,853
2,000,000	University of North Carolina at Chapel Hill 0.19%, 12/01/2041, 1 mo. USD LIBOR + 0.125%(3)	1,999,298
		2,951,991
	North Dakota - 0.8%
	North Dakota Housing Finance Agency
560,000	3.00%, 01/01/2052	586,902
410,000	3.00%, 07/01/2052	430,886
		1,017,788
	Ohio - 1.0%
60,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2035	73,636
200,000	American Municipal Power, Inc., OH Rev 4.00%, 02/15/2036	215,920
150,000	Cleveland, OH, Department of Public Utilities, (AGM Insured) 5.00%, 11/15/2030	178,544
500,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(1)	563,208
140,000	State of Ohio, GO 5.00%, 06/15/2036	172,417
		1,203,725
	Oklahoma - 0.3%
	Oklahoma Dev Finance Auth
340,000	1.63%, 07/06/2023	340,623
35,000	5.25%, 08/15/2048	41,584
35,000	5.50%, 08/15/2057	41,969
		424,176
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Oregon - 1.1%
$ 55,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	$ 66,148
480,000	Columbia County, OR, School Dist No. 502, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(2)	204,787
1,000,000	Lane County, OR, School Dist No. 52 Bethel, GO, (School Board Guaranty Insured) 0.00%, 06/15/2041(2)	588,225
40,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2037(2)	23,477
35,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(2)	21,096
55,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	61,074
150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Board Guaranty Insured) 5.00%, 06/15/2022	152,549
80,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	85,257
210,000	Umatilla County, OR, School Dist No. 8R Hermiston, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(2)	134,164
		1,336,777
	Pennsylvania - 2.7%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	361,773
160,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	177,631
155,000	City of Pittsburgh, PA, GO 4.00%, 09/01/2040	174,738
195,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2029	235,428
90,000	Harrisburg, PA, School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	104,369
400,000	Lancaster County Hospital Auth. 5.00%, 07/01/2032	436,558
100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	109,393
215,000	Lancaster Industrial, PA, Dev Auth 4.00%, 07/01/2051	224,102
100,000	Montgomery County, PA, Industrial Dev Auth Rev 5.00%, 12/01/2025	111,085
145,000	Pennsylvania Housing Finance Agency 4.75%, 04/01/2033	154,436
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	102,987
145,000	5.00%, 12/01/2037	150,308
	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured)
250,000	4.00%, 09/01/2036	283,063
560,000	5.00%, 09/01/2025	630,503

235

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Muncipal Income Fund)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Pennsylvania - 2.7% - (continued)
$ 50,000	Pittsburgh, PA, Water & Sewer Auth, (AGM Insured) 5.00%, 09/01/2033	$ 61,508
75,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	89,184
		3,407,066
	Puerto Rico - 0.5%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
400,000	4.33%, 07/01/2040	434,197
175,000	5.00%, 07/01/2058	194,517
		628,714
	Rhode Island - 1.8%
140,000	City of Cranston RI, GO, 1.00%, 08/23/2022	140,239
340,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2030	425,894
80,000	Rhode Island Health & Educational Building Corp., (AGM Municipal Government Insured) 5.00%, 05/15/2028	94,237
	Rhode Island Housing & Mortgage Finance Corp.
10,000	4.00%, 10/01/2032	10,053
775,000	4.00%, 10/01/2048	827,356
	Rhode Island Student Loan Auth
115,000	3.00%, 12/01/2024	116,154
110,000	5.00%, 12/01/2027	128,572
460,000	5.00%, 12/01/2028	544,939
		2,287,444
	South Carolina - 0.8%
365,000	Piedmont Municipal Power Agency 5.00%, 01/01/2024	392,158
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	180,075
	South Carolina State Public Service Auth
200,000	4.00%, 12/01/2035	228,715
50,000	5.00%, 12/01/2031	56,746
50,000	5.00%, 12/01/2034	56,816
100,000	5.00%, 12/01/2050	115,179
		1,029,689
	South Dakota - 0.9%
250,000	South Dakota Housing Dev Auth 4.00%, 11/01/2049	268,731
760,000	South Dakota Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 11/01/2051	794,811
		1,063,542
	Tennessee - 1.4%
300,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2039	356,720
885,000	Metropolitan Gov't Nashville & Davidson County Health & Educational Facs Bd 5.00%, 07/01/2031	1,099,672
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Tennessee - 1.4% - (continued)
$ 200,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	$ 227,922
105,000	Tennessee Housing Dev Agency 3.50%, 01/01/2047	109,552
		1,793,866
	Texas - 8.9%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
150,000	4.00%, 08/15/2030	163,027
250,000	5.00%, 02/15/2027	291,391
100,000	Austin, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/01/2033	114,724
	Central Texas Regional Mobility Auth
315,000	4.00%, 01/01/2036	360,872
600,000	4.00%, 01/01/2040	676,671
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	272,699
165,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(4)	168,018
1,455,000	City of San Antonio, TX, GO, 5.00%, 08/01/2024	1,595,689
320,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(4)	313,136
250,000	Conroe, TX, Independent School Dist, GO, (PSF-GTD Insured) 3.00%, 02/15/2036	269,929
1,250,000	Dallas-Fort Worth, TX, International Airport Rev 4.00%, 11/01/2045	1,406,207
750,000	Del Valle Independent School Dist TX, GO, (PSF-GTD Insured) 5.00%, 06/15/2030	943,576
150,000	El Paso, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	174,383
400,000	Harris County - Houston, TX, Sports Auth 5.00%, 11/15/2033	434,321
1,130,000	Harris County, TX, Cultural Education Facs Finance Corp. 3.00%, 10/01/2051	1,116,117
110,000	Harris County, TX, Toll Road Auth Rev 5.00%, 08/15/2031	132,012
240,000	Hidalgo County Regional Mobility Auth. 5.00%, 12/01/2031(5)	293,064
290,000	Keller, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	334,679
75,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2023	79,561
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	165,887
	New Hope, TX, Cultural Education Facs Finance Corp.
190,000	4.00%, 11/01/2049	206,984
100,000	5.00%, 11/01/2031	106,919
130,000	North Texas Tollway Auth Rev 5.00%, 01/01/2031	157,557
250,000	Northside, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2034	286,088
245,000	SA Energy Acquisition, TX, Public Facs Corp. Rev 5.50%, 08/01/2022	250,791
180,000	State of Texas, GO 4.00%, 08/01/2031	196,015
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	284,672

236

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Muncipal Income Fund)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.8% - (continued)
	Texas - 8.9% - (continued)
$ 60,000	Texas Transportation Commission 0.00%, 08/01/2038(2)	$ 31,963
200,000	Wylie, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	231,448
		11,058,400
	Utah - 0.2%
175,000	Salt Lake County, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	193,262
110,000	State of Utah, GO 3.00%, 07/01/2034	118,415
		311,677
	Vermont - 0.8%
875,000	Vermont Student Assistance Corp. 5.00%, 06/15/2030	1,037,728
	Virginia - 1.5%
65,000	Arlington County, VA, Industrial Dev Auth Rev 5.00%, 07/01/2030	81,382
450,000	Hampton Roads Transportation, VA, Accountability Commission 5.00%, 07/01/2026	519,548
635,000	Virginia Small Business Financing Auth. 4.00%, 07/01/2031(5)	701,453
500,000	Virginia State Small Business Financing Auth Rev 4.00%, 01/01/2039	556,669
		1,859,052
	Washington - 1.5%
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	167,151
	Washington State Health Care Facs Auth Rev
115,000	5.00%, 01/01/2026	128,523
500,000	5.00%, 09/01/2040	612,028
145,000	5.38%, 01/01/2040	151,145
150,000	Washington State Housing Finance Commission 5.00%, 01/01/2039(1)	161,697
635,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 12/01/2049	665,420
		1,885,964
	Wisconsin - 2.5%
	Public Finance Auth, WI, (AGM Insured)
500,000	4.00%, 07/01/2059	541,680
300,000	5.00%, 07/01/2035	370,211
100,000	5.00%, 07/01/2037	123,187
200,000	5.00%, 10/01/2043(1)	216,375
95,000	5.00%, 10/01/2044	112,194
150,000	5.00%, 07/01/2048	173,251
100,000	Wisconsin Center Dist, WI, (AGM Insured) 0.00%, 12/15/2029(2)	82,305
	Wisconsin Health & Educational Facs Auth Rev
435,000	0.24%, 08/15/2054(3)	435,000
335,000	4.00%, 01/01/2037	354,560
255,000	4.00%, 08/15/2046	282,252
155,000	5.00%, 11/01/2024	165,263
45,000	5.00%, 11/01/2025	48,864
160,000	Wisconsin Housing & Economic Dev Auth 0.50%, 11/01/2050(4)	156,621
		3,061,763
	Total Municipal Bonds (cost $122,924,057)	$ 122,846,906
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.2%
$ 2,696,112	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/1/2022 with a maturity value of $2,696,114; collateralized by U.S. Treasury Note at 1.750%, maturing 01/31/2029, with a market value of $2,750,100		$ 2,696,112
	Total Short-Term Investments (cost $2,696,112)		$ 2,696,112
	Total Investments (cost $125,620,169)	101.0%	$ 125,543,018
	Other Assets and Liabilities	(1.0)%	(1,267,838)
	Total Net Assets	100.0%	$ 124,275,180
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $2,119,440, representing 1.7% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,989,718 at January 31, 2022.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

237

Hartford Sustainable Municipal Bond Fund (formerly, Hartford Muncipal Income Fund)
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 122,846,906	$ —	$ 122,846,906	$ —
Short-Term Investments	2,696,112	—	2,696,112	—
Total	$ 125,543,018	$ —	$ 125,543,018	$ —

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
238

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1%
	Asset-Backed - Automobile - 0.6%
$ 2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$ 2,346,392
2,295,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	2,264,734
2,000,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,027,041
4,600,000	Exeter Automobile Receivables Trust 2.58%, 09/15/2025(1)	4,664,637
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,372,530
2,505,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	2,504,116
865,000	Santander Drive Auto Receivables Trust 1.48%, 01/15/2027	864,389
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	394,052
	Westlake Automobile Receivables Trust
2,430,000	1.65%, 02/17/2026(1)	2,416,279
3,400,000	2.72%, 11/15/2024(1)	3,443,533
		22,297,703
	Asset-Backed - Credit Card - 0.1%
3,160,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	3,149,037
	Asset-Backed - Finance & Insurance - 3.4%
799,967	Aaset Trust 3.35%, 01/16/2040(1)	745,775
3,310,349	Apex Credit CLO Ltd. 1.26%, 04/24/2029, 3 mo. USD LIBOR + 1.000%(1)(2)	3,308,873
5,565,070	Atrium XII 1.09%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	5,566,839
	Bayview Koitere Fund Trust
2,468,924	3.50%, 07/28/2057(1)(3)	2,494,971
906,655	4.00%, 11/28/2053(1)(3)	914,042
2,427,608	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(3)	2,416,130
	BlueMountain CLO Ltd.
5,235,000	1.35%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	5,226,614
10,110,000	1.40%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	10,119,008
4,355,000	Buckhorn Park CLO Ltd. 1.36%, 07/18/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	4,357,526
	Carlyle U.S. CLO Ltd.
7,230,000	1.27%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	7,235,849
2,735,000	1.30%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	2,727,750
1,307,505	CF Hippolyta LLC 1.99%, 07/15/2060(1)	1,264,015
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,251,577
6,230,000	Dryden CLO Ltd. 1.26%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	6,234,211
	First Franklin Mortgage Loan Trust
1,013,403	0.42%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	980,796
2,250,478	0.59%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	2,161,292
5,030,000	Madison Park Funding Ltd. 1.50%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	5,037,117
854,738	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	854,387
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Asset-Backed - Finance & Insurance - 3.4% - (continued)
$ 7,365,000	Regatta Funding Ltd. 1.41%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	$ 7,367,673
7,545,000	RR Ltd. 1.35%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	7,544,985
8,270,000	Sound Point CLO Ltd. 1.33%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	8,267,924
	Symphony CLO Ltd.
817,286	1.19%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	817,470
9,400,000	1.23%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	9,374,977
8,315,000	Thompson Park CLO Ltd. 1.24%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	8,312,913
7,025,426	Voya CLO Ltd. 1.14%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	7,020,354
		114,603,068
	Asset-Backed - Home Equity - 0.3%
	GSAA Home Equity Trust
18,772	0.25%, 12/25/2046, 1 mo. USD LIBOR + 0.140%(2)	6,814
2,476,021	0.27%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	943,131
801,276	0.29%, 12/25/2036, 1 mo. USD LIBOR + 0.180%(2)	280,085
1,171,774	0.47%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	420,892
1,167,936	5.98%, 06/25/2036(3)	425,561
2,561,681	Legacy Mortgage Asset Trust 3.00%, 06/25/2059(1)(4)	2,563,111
28,857	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.41%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	26,541
486,738	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	195,155
	Soundview Home Loan Trust
2,126,577	0.29%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,040,892
830,000	0.35%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	793,222
1,062,344	0.61%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,043,726
		8,739,130
	Commercial Mortgage-Backed Securities - 4.2%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,373,932
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,494,345
	BBCMS Mortgage Trust
7,661,000	0.96%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,646,310
6,535,000	0.99%, 04/15/2053(3)(5)	496,197
22,063,848	1.44%, 02/15/2050(3)(5)	1,286,889
2,660,000	4.97%, 12/15/2051(3)	2,889,982
	Benchmark Mortgage Trust
11,612,003	0.51%, 07/15/2051(3)(5)	272,729
55,352,677	0.60%, 04/10/2051(3)(5)	1,484,852
33,007,639	0.64%, 01/15/2052(3)(5)	1,159,232
8,437,565	1.06%, 08/15/2052(3)(5)	474,308
23,071,718	1.23%, 03/15/2062(3)(5)	1,553,776
14,236,847	1.52%, 01/15/2054(3)(5)	1,597,081
6,976,078	1.79%, 07/15/2053(3)(5)	718,510

239

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
$ 3,000,000	3.04%, 08/15/2052	$ 3,114,875
7,600,000	4.02%, 03/15/2052	8,324,280
4,429,801	BX Commercial Mortgage Trust 1.03%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	4,427,145
2,535,000	CAMB Commercial Mortgage Trust 2.66%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,525,317
2,506,074	Cantor Commercial Real Estate 1.11%, 05/15/2052(3)(5)	152,181
3,596,618	CD Mortgage Trust 2.46%, 08/10/2049	3,602,365
	Citigroup Commercial Mortgage Trust
9,636,792	0.91%, 07/10/2047(3)(5)	190,953
12,308,315	1.02%, 04/10/2048(3)(5)	338,316
415,000	4.59%, 03/10/2047(1)(3)	411,096
1,463,743	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,464,608
	Commercial Mortgage Trust
2,851,983	0.71%, 08/10/2046(3)(5)	25,982
687,000	2.77%, 12/10/2045	694,501
1,291,000	2.82%, 01/10/2039	1,322,781
939,511	2.85%, 10/15/2045	944,840
561,256	2.94%, 01/10/2046	565,664
735,000	3.10%, 03/10/2046	739,773
3,895,000	3.18%, 02/10/2048	4,025,120
626,089	3.21%, 03/10/2046	635,742
54,441	3.33%, 06/10/2046	55,014
3,050,000	3.42%, 03/10/2031(1)	3,112,379
905,000	3.61%, 06/10/2046(3)	925,431
1,320,000	3.90%, 01/10/2039	1,352,731
131,463	4.02%, 07/10/2045	133,408
420,000	4.07%, 02/10/2047(3)	436,157
660,000	4.21%, 08/10/2046(3)	683,342
379,062	4.21%, 08/10/2046	391,400
595,000	4.25%, 07/10/2045(3)	613,414
1,825,000	4.75%, 10/15/2045(1)(3)	657,821
3,120,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	3,168,744
20,963	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	20,987
	CSAIL Commercial Mortgage Trust
25,441,952	0.74%, 06/15/2057(3)(5)	496,436
1,300,491	0.82%, 04/15/2050(3)(5)	25,564
3,843,417	0.93%, 11/15/2048(3)(5)	110,420
6,565,229	1.87%, 01/15/2049(3)(5)	428,165
	DBJPM Mortgage Trust
5,699,841	1.71%, 09/15/2053(3)(5)	520,826
3,600,000	2.89%, 08/10/2049	3,689,307
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	466,410
350,000	3.80%, 02/25/2050(1)(3)	363,866
230,000	3.84%, 10/25/2049(1)(3)	243,816
1,610,000	3.97%, 04/25/2051(1)(3)	1,699,077
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	2,019,767
2,845,000	4.11%, 07/10/2051(3)	3,051,293
	GS Mortgage Securities Trust
547,150	0.00%, 08/10/2044(1)(3)(5)	6
21,323,696	0.06%, 07/10/2046(3)(5)	17,477
3,980,000	3.04%, 07/10/2052	4,138,361
695,000	3.67%, 04/10/2047(1)	27,800
825,000	4.07%, 01/10/2047	855,539
1,310,000	4.96%, 04/10/2047(1)(3)	749,284
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
$ 1,325,000	2.73%, 10/15/2045(1)(3)	$ 1,079,756
1,770,000	2.81%, 01/16/2037(1)	1,783,451
617,923	2.84%, 12/15/2047	622,568
730,000	4.36%, 12/15/2047(1)(3)	610,686
102,447	5.73%, 08/15/2046(1)(3)	101,709
	JPMBB Commercial Mortgage Securities Trust
8,940,189	0.60%, 09/15/2047(3)(5)	118,166
2,684,663	0.62%, 05/15/2048(3)(5)	44,097
232,487	3.36%, 07/15/2045	235,452
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	9,223,194
1,330,000	Life Mortgage Trust 1.51%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(2)	1,282,536
	Morgan Stanley Bank of America Merrill Lynch Trust
5,888,660	0.97%, 12/15/2047(3)(5)	127,822
3,665,389	0.98%, 10/15/2048(3)(5)	96,796
700,000	2.92%, 02/15/2046	707,041
1,465,000	3.13%, 12/15/2048	1,480,803
795,704	3.18%, 08/15/2045	797,400
730,173	4.26%, 10/15/2046(3)	755,439
	Morgan Stanley Capital Trust
2,409,152	1.34%, 06/15/2050(3)(5)	122,194
885,000	5.09%, 07/15/2049(1)(3)	487,873
37,927	5.66%, 10/12/2052(1)(3)	13,274
2,165,000	MTRO Commercial Mortgage Trust 1.91%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,108,576
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,274,979
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,823,973
5,056,689	UBS Commercial Mortgage Trust 1.05%, 08/15/2050(3)(5)	217,720
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	925,191
1,755,902	3.09%, 08/10/2049	1,764,213
	Wells Fargo Commercial Mortgage Trust
9,193,334	1.09%, 05/15/2048(3)(5)	256,644
10,000	3.17%, 02/15/2048	10,311
255,000	4.15%, 05/15/2048(3)	253,704
32,899	Wells Fargo Mortgage Backed Securities Trust 3.98%, 11/25/2048(1)(3)	33,088
	Wells Fargo N.A.
20,670,730	0.60%, 11/15/2062(3)(5)	843,550
10,531,247	0.64%, 11/15/2062(3)(5)	474,894
18,124,198	0.70%, 12/15/2052(3)(5)	868,466
29,713,459	0.73%, 11/15/2050(3)(5)	1,061,142
21,343,298	0.83%, 09/15/2062(3)(5)	1,152,032
37,829,983	0.88%, 01/15/2063(3)(5)	2,252,231
21,265,992	0.90%, 05/15/2062(3)(5)	1,172,824
1,831,617	1.03%, 04/15/2052(3)(5)	115,801
37,756,722	1.78%, 03/15/2063(3)(5)	4,766,182
3,540,000	2.04%, 02/15/2054	3,393,344
	WF-RBS Commercial Mortgage Trust
1,387,099	1.25%, 03/15/2047(3)(5)	27,587
785,078	2.87%, 11/15/2045	789,816
1,279,354	3.00%, 08/15/2045	1,283,436
243,845	3.02%, 11/15/2047(1)	14,631

240

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Commercial Mortgage-Backed Securities - 4.2% - (continued)
$ 732,205	3.07%, 03/15/2045	$ 739,117
350,000	3.35%, 05/15/2045	355,672
225,000	4.05%, 03/15/2047	233,776
1,070,000	4.15%, 08/15/2046(3)	1,098,864
345,000	4.89%, 06/15/2044(1)(3)	217,381
770,000	5.73%, 04/15/2045(1)(3)	769,874
		144,397,200
	Other Asset-Backed Securities - 3.5%
	Affirm Asset Securitization Trust
1,802,071	1.90%, 01/15/2025(1)	1,800,997
693,173	3.46%, 10/15/2024(1)	702,645
1,280,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.20%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	1,276,912
2,820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	2,781,990
8,230,000	Bain Capital Credit CLO Ltd. 1.44%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	8,239,695
1,548,724	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	1,546,738
	Bayview Opportunity Master Fund Trust
993,918	3.50%, 01/28/2055(1)(3)	1,000,919
1,187,965	3.50%, 06/28/2057(1)(3)	1,199,209
1,912,853	4.00%, 10/28/2064(1)(3)	1,926,057
723,379	CF Hippolyta LLC 1.98%, 03/15/2061(1)	700,942
1,915,000	Columbia Cent CLO 27 Ltd. 1.44%, 01/25/2035, 3 mo. USD LIBOR + 1.190%(1)(2)	1,916,494
	Domino's Pizza Master Issuer LLC
3,240,513	2.66%, 04/25/2051(1)	3,206,043
1,479,800	3.67%, 10/25/2049(1)	1,526,895
3,187,913	4.12%, 07/25/2048(1)	3,247,338
8,925,000	Madison Park Funding Ltd. 1.36%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	8,926,276
1,500,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	1,480,617
806,859	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	817,349
4,415,000	MF1 Multifamily Housing Mortgage 1.80%, 02/19/2037	4,404,068
	Mill City Mortgage Loan Trust
1,331,633	2.75%, 01/25/2061(1)(3)	1,345,027
254,208	3.25%, 05/25/2062(1)(3)	257,271
	Pretium Mortgage Credit Partners LLC
3,046,339	1.87%, 07/25/2051(1)(4)	3,002,110
8,650,000	2.98%, 01/25/2052	8,619,131
8,425,000	RR LLC 1.39%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	8,429,878
517,890	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	500,353
4,593,457	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	4,769,467
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,855,241
	Towd Point Mortgage Trust
1,214,911	0.71%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	1,214,327
56,653	2.25%, 04/25/2056(1)(3)	56,631
182,972	2.75%, 08/25/2055(1)(3)	183,194
2,742,225	2.75%, 10/25/2056(1)(3)	2,761,860
421,746	2.75%, 04/25/2057(1)(3)	424,348
1,182,884	2.75%, 06/25/2057(1)(3)	1,191,071
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Other Asset-Backed Securities - 3.5% - (continued)
$ 1,012,856	2.75%, 07/25/2057(1)(3)	$ 1,021,233
3,055,872	2.75%, 10/25/2057(1)(3)	3,086,431
3,652,951	3.25%, 03/25/2058(1)(3)	3,716,497
1,780,855	Upstart Securitization Trust 0.83%, 07/20/2031(1)	1,769,272
	Venture CLO Ltd.
8,270,000	1.37%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	8,271,985
3,160,000	1.48%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	3,164,576
6,545,000	Wellfleet CLO Ltd. 1.42%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	6,546,001
	Wendy's Funding LLC
7,358,025	2.37%, 06/15/2051(1)	7,068,796
1,310,400	3.88%, 03/15/2048(1)	1,351,498
975,100	Wingstop Funding LLC 2.84%, 12/05/2050(1)	963,625
		118,271,007
	Whole Loan Collateral CMO - 11.0%
6,544,586	510 Asset Backed Trust 2.12%, 06/25/2061(1)(4)	6,423,969
74,058	Adjustable Rate Mortgage Trust 0.65%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	74,829
	Alternative Loan Trust
1,138,496	0.65%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	1,135,516
321,580	0.80%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	283,730
766,483	1.44%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	708,210
200,119	5.75%, 05/25/2036	115,806
175,985	6.00%, 05/25/2036	129,130
133,785	6.00%, 12/25/2036	77,896
	Angel Oak Mortgage Trust
3,187,518	0.91%, 01/25/2066(1)(3)	3,174,172
6,007,365	0.95%, 07/25/2066(1)(3)	5,926,476
2,934,202	0.99%, 04/25/2053(1)(3)	2,918,930
2,606,395	0.99%, 04/25/2066(1)(3)	2,572,793
4,978,884	1.07%, 05/25/2066(1)(3)	4,904,348
7,899,699	1.46%, 09/25/2066(1)(3)	7,770,023
1,023,047	1.47%, 06/25/2065(1)(3)	1,017,401
3,931,357	1.82%, 11/25/2066(1)(3)	3,902,813
1,915,709	2.53%, 01/26/2065(1)(3)	1,924,382
164,135	3.63%, 03/25/2049(1)(3)	164,270
	Banc of America Funding Trust
312,944	0.70%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	308,083
1,106,085	5.77%, 05/25/2037(3)	1,138,037
43,416	6.35%, 01/25/2037(4)	43,271
	Bear Stearns Adjustable Rate Mortgage Trust
159,307	2.13%, 02/25/2036(3)	143,918
190,622	2.38%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	194,952
972,545	Bear Stearns Alt-A Trust 0.61%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,453,815
293,163	Bear Stearns Mortgage Funding Trust 0.29%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	280,960
2,726,459	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	2,708,060

241

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Whole Loan Collateral CMO - 11.0% - (continued)
	BRAVO Residential Funding Trust
$ 1,868,604	0.94%, 02/25/2049(1)(3)	$ 1,847,077
2,484,008	0.97%, 03/25/2060(1)(3)	2,435,446
1,844,325	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	1,844,397
2,104,684	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	2,114,877
271,450	Chase Mortgage Finance Trust 2.93%, 12/25/2035(3)	272,102
	CHL Mortgage Pass-Through Trust
356,352	0.79%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	335,620
97,519	2.52%, 06/20/2035(3)	97,682
423,151	2.71%, 11/20/2035(3)	400,549
503,354	2.93%, 09/25/2047(3)	481,749
303,672	3.15%, 04/20/2036(3)	245,875
1,153,399	CIM Trust 3.00%, 04/25/2057(1)(3)	1,162,209
	COLT Mortgage Loan Trust
1,566,132	0.80%, 07/27/2054(1)	1,559,359
3,923,821	0.91%, 06/25/2066(1)(3)	3,830,301
8,530,000	2.28%, 12/27/2066	8,529,916
	Connecticut Avenue Securities Trust
143,558	2.11%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	143,695
148,626	2.21%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	148,717
334,184	2.26%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	335,460
1,101,867	2.26%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,099,966
460,682	2.41%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	462,581
510,994	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	455,678
3,413,349	Credit Suisse Mortgage Capital Certificates 0.94%, 05/25/2066(1)(3)	3,330,522
8,590,000	Credit Suisse Mortgage Trust 2.27%, 11/25/2066	8,560,070
	CSMC Trust
1,362,682	0.81%, 05/25/2065(1)(3)	1,344,581
2,616,471	0.83%, 03/25/2056(1)(3)	2,601,997
5,599,916	1.18%, 02/25/2066(1)(3)	5,571,211
2,138,658	1.80%, 12/27/2060(1)(3)	2,113,497
3,894,258	1.84%, 10/25/2066(1)(3)	3,869,748
1,413,273	3.25%, 04/25/2047(1)(3)	1,437,684
	Deephaven Residential Mortgage Trust
1,766,949	0.90%, 04/25/2066(1)(3)	1,735,023
845,047	1.69%, 05/25/2065(1)	845,482
85,386	DSLA Mortgage Loan Trust 0.82%, 01/19/2045, 1 mo. USD LIBOR + 0.720%(2)	73,499
	Ellington Financial Mortgage Trust
752,360	0.80%, 02/25/2066(1)(3)	738,667
1,500,052	0.93%, 06/25/2066(1)(3)	1,471,387
4,120,000	2.21%, 02/25/2026	4,117,598
	Fannie Mae Connecticut Avenue Securities
147,121	2.11%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	148,672
685,836	2.66%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	697,934
940,948	4.46%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	975,117
399,191	4.56%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(2)	413,477
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Whole Loan Collateral CMO - 11.0% - (continued)
	GCAT Trust
$ 4,078,110	0.87%, 01/25/2066(1)(3)	$ 4,059,408
3,391,537	1.04%, 05/25/2066(1)(3)	3,363,892
5,871,612	1.09%, 08/25/2066(1)(3)	5,742,899
3,429,257	1.92%, 08/25/2066(1)(3)	3,407,510
	GMACM Mortgage Loan Trust
228,063	2.64%, 09/19/2035(3)	218,143
48,528	2.89%, 04/19/2036(3)	42,114
	GSR Mortgage Loan Trust
1,688,961	0.41%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	395,078
90,250	2.61%, 10/25/2035(3)	61,591
675,264	2.91%, 01/25/2036(3)	689,859
	HarborView Mortgage Loan Trust
502,886	0.29%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	489,925
935,966	0.34%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	961,990
689,529	Home Re Ltd. 1.71%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	689,529
	IndyMac Index Mortgage Loan Trust
171,424	2.80%, 01/25/2036(3)	168,649
326,110	2.90%, 03/25/2036(3)	283,167
973,662	3.01%, 04/25/2037(3)	668,028
	JP Morgan Mortgage Trust
122,391	2.63%, 09/25/2035(3)	123,544
56,648	2.91%, 04/25/2037(3)	51,809
160,896	3.05%, 05/25/2036(3)	143,367
1,224,698	LCM L.P. 1.29%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	1,225,340
	Legacy Mortgage Asset Trust
1,450,677	1.65%, 11/25/2060(1)(4)	1,432,706
2,107,164	1.75%, 04/25/2061(1)(4)	2,091,919
2,717,910	1.75%, 07/25/2061(1)(4)	2,682,357
3,580,552	3.25%, 11/25/2059(1)(4)	3,584,830
301,969	Lehman XS Trust 0.53%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	313,737
	LSTAR Securities Investment Ltd.
5,674,475	1.80%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)	5,674,509
3,477,892	1.91%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	3,477,031
2,318,020	2.60%, 05/01/2024, 1 mo. USD LIBOR + 2.50%(1)(2)	2,312,500
1,081,286	2.61%, 04/01/2024, 1 mo. USD LIBOR + 2.500%(1)(2)	1,079,569
1,658,664	Luminent Mortgage Trust 0.49%, 05/25/2046, 1 mo. USD LIBOR + 0.380%(2)	1,524,816
1,759,650	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	1,806,721
	MFA Trust
587,065	1.01%, 01/26/2065(1)(3)	582,293
2,841,877	1.03%, 11/25/2064(1)(3)	2,797,505
2,634,296	1.15%, 04/25/2065(1)(3)	2,617,057
	Morgan Stanley Mortgage Loan Trust
1,128,480	0.45%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	423,052
466,068	3.28%, 05/25/2036(3)	297,712
	New Residential Mortgage Loan Trust
2,434,905	0.86%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	2,428,895
2,482,083	0.94%, 07/25/2055(1)(3)	2,449,839
2,060,510	0.94%, 10/25/2058(1)(3)	2,022,497

242

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Whole Loan Collateral CMO - 11.0% - (continued)
$ 1,663,359	1.61%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	$ 1,685,885
542,192	2.49%, 09/25/2059(1)(3)	543,015
2,062,518	3.50%, 12/25/2057(1)(3)	2,090,669
1,812,528	3.50%, 08/25/2059(1)(3)	1,846,858
1,499,672	3.75%, 11/26/2035(1)(3)	1,549,381
615,676	3.75%, 01/25/2054(1)(3)	636,629
28,479	3.75%, 05/25/2054(1)(3)	29,270
1,687,311	3.75%, 11/25/2056(1)(3)	1,760,505
3,678,822	3.75%, 11/25/2058(1)(3)	3,800,379
2,997,378	4.00%, 02/25/2057(1)(3)	3,125,604
3,062,752	4.00%, 03/25/2057(1)(3)	3,181,580
2,029,269	4.00%, 04/25/2057(1)(3)	2,103,810
1,756,091	4.00%, 05/25/2057(1)(3)	1,820,898
2,567,416	4.00%, 08/27/2057(1)(3)	2,665,209
363,036	4.00%, 12/25/2057(1)(3)	378,488
6,326,216	NMLT Trust 1.19%, 05/25/2056(1)(3)	6,223,529
	Oaktown Re Ltd.
252,546	1.51%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	252,546
826,212	1.66%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	826,212
	OBX Trust
278,947	0.76%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	278,333
3,878,175	1.05%, 07/25/2061(1)(3)	3,788,609
5,079,677	1.07%, 02/25/2066(1)(3)	4,996,255
7,692,000	Onslow Bay Financial LLC 2.31%, 11/25/2061	7,679,447
	OZLM Ltd.
959,620	1.25%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	960,069
486,061	1.35%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	486,244
	PMT Credit Risk Transfer Trust
893,392	2.11%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	893,603
1,953,893	3.01%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	1,984,462
	Preston Ridge Partners Mortgage Trust LLC
3,915,587	1.79%, 06/25/2026(1)(4)	3,903,249
4,010,899	1.79%, 07/25/2026(1)(4)	3,995,309
7,278,766	1.87%, 04/25/2026(1)(4)	7,225,566
6,067,045	1.87%, 08/25/2026(1)(4)	6,041,739
1,832,222	2.12%, 03/25/2026(1)(3)	1,806,802
1,136,684	2.36%, 11/25/2025(1)(4)	1,127,900
7,759,633	2.36%, 10/25/2026(1)(3)	7,685,769
7,603,971	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(4)	7,460,561
564,513	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	563,747
2,930,434	RCO VII Mortgage LLC 1.87%, 05/26/2026(1)(4)	2,922,581
	Residential Accredit Loans, Inc.
1,537,359	0.71%, 04/25/2036, 1 mo. USD LIBOR + 0.600%(2)	1,439,929
667,517	6.00%, 12/25/2035	666,161
338,153	Residential Funding Mortgage Securities, Inc. 2.86%, 08/25/2035(3)	207,829
2,130,723	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	2,110,598
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Whole Loan Collateral CMO - 11.0% - (continued)
	Seasoned Credit Risk Transfer Trust
$ 2,674,465	2.50%, 08/25/2059	$ 2,699,261
2,071,873	3.50%, 11/25/2057	2,190,365
5,534,670	3.50%, 07/25/2058	5,869,013
1,127,941	3.50%, 08/25/2058	1,198,314
4,696,535	3.50%, 10/25/2058	4,896,564
1,626,329	Starwood Mortgage Residential Trust 0.94%, 05/25/2065(1)(3)	1,606,725
	Starwood Residential Mortgage Trust
4,384,929	1.22%, 05/25/2065(1)(3)	4,367,445
5,810,057	1.92%, 11/25/2066(1)(3)	5,772,166
7,594	Structured Agency Credit Risk Trust 0.86%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	7,594
483,240	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	287,418
4,130,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(4)	4,095,148
7,882,045	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(3)	7,827,083
3,470,000	Triangle Re Ltd. 1.95%, 02/25/2034, 3 mo USD SOFR + 1.900%(1)(2)	3,467,941
	VCAT LLC
3,819,027	1.74%, 05/25/2051(1)(4)	3,813,845
5,780,884	1.87%, 08/25/2051(1)(4)	5,766,397
1,235,275	2.12%, 03/27/2051(1)(4)	1,227,598
	Verus Securitization Trust
1,300,569	0.82%, 10/25/2063(1)(3)	1,293,890
2,623,075	0.92%, 02/25/2064(1)(3)	2,604,107
2,693,661	0.94%, 07/25/2066(1)(3)	2,659,201
2,178,162	1.03%, 02/25/2066(1)(3)	2,147,493
1,180,262	1.50%, 05/25/2065(1)(4)	1,172,194
4,189,663	1.82%, 11/25/2066(1)(3)	4,164,999
726,574	2.78%, 07/25/2059(1)(4)	728,423
973,926	3.60%, 08/25/2050(1)(4)	975,082
4,879,921	VOLT XCIII LLC 1.89%, 02/27/2051(1)(4)	4,811,135
3,798,732	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	3,761,658
3,969,950	VOLT XCV LLC 2.24%, 03/27/2051(1)(4)	3,965,968
3,929,607	VOLT XCVII LLC 2.24%, 04/25/2051(1)(4)	3,925,595
	WaMu Mortgage Pass-Through Certificates Trust
300,576	0.97%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	288,500
214,858	1.07%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	206,715
616,418	2.81%, 06/25/2037(3)	602,060
754,971	Washington Mutual Mortgage Pass-Through Certificates Trust 0.71%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	513,584
418,161	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 0.92%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	383,376

243

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.1% - (continued)
	Whole Loan Collateral CMO - 11.0% - (continued)
$ 17,475,089	Wells Fargo Commercial Mortgage Trust 0.90%, 09/15/2057(3)(5)	$ 485,767
110,917	Wells Fargo Mortgage-Backed Securities Trust 2.51%, 09/25/2036(3)	109,483
		372,367,935
	Total Asset & Commercial Mortgage-Backed Securities (cost $790,405,465)	$ 783,825,080
CORPORATE BONDS - 26.0%
	Advertising - 0.0%
885,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 863,711
	Aerospace/Defense - 0.4%
	Boeing Co.
2,420,000	5.04%, 05/01/2027	2,676,526
1,675,000	5.15%, 05/01/2030	1,884,413
	BWX Technologies, Inc.
5,000	4.13%, 06/30/2028(1)	4,931
820,000	4.13%, 04/15/2029(1)	807,700
	L3Harris Technologies, Inc.
465,000	2.90%, 12/15/2029	469,350
2,105,000	3.85%, 06/15/2023	2,167,411
1,410,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,742,742
	Raytheon Technologies Corp.
970,000	2.38%, 03/15/2032	930,457
43,000	3.65%, 08/16/2023	44,309
2,185,000	3.95%, 08/16/2025	2,328,701
1,020,000	4.45%, 11/16/2038	1,163,420
		14,219,960
	Agriculture - 0.3%
	BAT Capital Corp.
1,670,000	2.26%, 03/25/2028	1,585,051
2,525,000	2.79%, 09/06/2024	2,568,287
3,425,000	BAT International Finance plc 1.67%, 03/25/2026	3,298,071
1,945,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	1,770,339
		9,221,748
	Airlines - 0.0%
390,000	United Airlines, Inc. 4.63%, 04/15/2029(1)	385,893
	Apparel - 0.2%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	974,075
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,617,113
		5,591,188
	Auto Manufacturers - 0.2%
700,000	Ford Motor Co. 3.25%, 02/12/2032	668,857
	General Motors Financial Co., Inc.
840,000	1.25%, 01/08/2026	803,255
4,080,000	1.50%, 06/10/2026	3,907,959
		5,380,071
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
2,008,000	3.75%, 07/15/2042	2,071,038
710,000	4.60%, 04/15/2048	813,920
700,000	4.75%, 04/15/2058	809,630
2,450,000	5.45%, 01/23/2039	3,012,424
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Beverages - 0.2% - (continued)
	Constellation Brands, Inc.
$ 500,000	2.25%, 08/01/2031	$ 473,106
560,000	2.88%, 05/01/2030	559,143
273,000	3.15%, 08/01/2029	278,396
		8,017,657
	Biotechnology - 0.1%
77,000	Baxalta, Inc. 3.60%, 06/23/2022	77,463
	Royalty Pharma plc
3,065,000	2.15%, 09/02/2031	2,801,835
815,000	2.20%, 09/02/2030	754,704
655,000	3.30%, 09/02/2040	613,490
65,000	3.55%, 09/02/2050	59,041
		4,306,533
	Chemicals - 0.1%
290,000	Chemours Co. 5.38%, 05/15/2027(7)	298,103
2,940,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	3,073,902
859,000	LYB International Finance LLC 1.25%, 10/01/2025	833,829
		4,205,834
	Commercial Banks - 5.1%
5,990,000	Bangkok Bank PCL 3.47%, 09/23/2036, (3.47% fixed rate until 09/23/2031; 5 year USD CMT + 2.150% thereafter)(1)(8)	5,814,576
	Bank of America Corp.
2,175,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,194,699
1,445,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(8)	1,400,263
550,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(8)	538,255
2,370,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	2,423,095
3,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.580% thereafter)(8)	3,423,421
5,870,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	6,071,799
5,215,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	5,872,586
2,640,000	7.75%, 05/14/2038	3,951,061
5,145,000	Bank of NY Mellon Corp. 2.05%, 01/26/2027	5,134,991
	BNP Paribas S.A.
1,600,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(8)	1,526,918
730,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(8)	693,961

244

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 2,435,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	$ 2,414,019
2,860,000	2.59%, 01/20/2028	2,838,122
	Citigroup, Inc.
2,655,000	2.52%, 11/03/2032, (2.52% fixed rate until 11/03/2031; 3 mo. USD SOFR + 1.177% thereafter)(8)	2,557,729
1,165,000	2.56%, 05/01/2032, (2.56% fixed rate until 05/01/2031; 3 mo. USD SOFR + 1.167% thereafter)(8)	1,128,288
1,355,000	3.20%, 10/21/2026	1,404,023
3,590,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,701,898
3,950,000	3.70%, 01/12/2026	4,183,573
1,240,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	1,326,652
2,090,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	2,300,061
1,780,000	4.45%, 09/29/2027	1,934,526
	Credit Suisse Group AG
360,000	0.50%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	360,006
1,255,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(8)	1,219,031
1,685,000	Danske Bank A/S 5.38%, 01/12/2024(1)	1,792,521
2,310,000	Deutsche Bank AG 2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(8)	2,243,225
	Goldman Sachs Group, Inc.
2,295,000	0.93%, 10/21/2024, (0.93% fixed rate until 10/21/2023; 3 mo. USD SOFR + 0.486% thereafter)(8)	2,261,270
4,130,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(8)	3,916,349
5,380,000	2.62%, 04/22/2032, (2.61% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(8)	5,212,992
480,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(8)	467,116
2,720,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	2,741,513
665,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD LIBOR + 0.910% thereafter)(8)	668,839
1,540,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	1,624,188
3,020,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(8)	3,252,814
2,245,000	6.75%, 10/01/2037	3,036,337
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Commercial Banks - 5.1% - (continued)
	HSBC Holdings plc
$ 2,985,000	0.98%, 05/24/2025, (0.98% fixed rate until 05/24/2024; 3 mo. USD SOFR + 0.708% thereafter)(8)	$ 2,915,658
1,335,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(8)	1,279,334
1,125,000	3.60%, 05/25/2023	1,158,187
4,130,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	4,500,252
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(8)	23,947
3,365,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(8)	3,260,651
1,345,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(8)	1,307,769
3,015,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	2,995,808
1,095,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	1,066,710
665,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	641,910
5,415,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 3 mo. USD SOFR + 1.460% thereafter)(8)	5,310,774
3,765,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	3,865,889
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	1,861,862
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	2,420,975
6,955,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	7,384,520
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	1,377,712
410,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	426,636
1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	2,004,582
	Morgan Stanley
5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(8)	5,408,078
4,240,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(8)	3,900,194

245

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 2,575,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(8)	$ 2,427,841
2,880,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.100% thereafter)(8)	2,874,579
360,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(8)	347,275
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	1,988,461
2,720,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	2,850,070
2,710,000	4.00%, 07/23/2025	2,880,286
1,020,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	1,126,668
595,000	PNC Bank NA 2.70%, 10/22/2029	597,642
1,375,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,378,342
1,615,000	Truist Bank 2.25%, 03/11/2030	1,557,834
1,620,000	UBS Group AG 2.65%, 02/01/2022(1)	1,620,000
	Wells Fargo & Co.
2,945,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(8)	2,963,060
1,555,000	3.00%, 10/23/2026	1,597,194
2,715,000	3.75%, 01/24/2024	2,823,316
580,000	4.90%, 11/17/2045	683,870
925,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(8)	1,187,145
410,000	5.61%, 01/15/2044	524,865
		174,170,613
	Commercial Services - 1.1%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,604,805
5,335,000	4.38%, 08/15/2027(1)	5,474,403
	Gartner, Inc.
635,000	3.63%, 06/15/2029(1)	616,744
2,460,000	3.75%, 10/01/2030(1)	2,389,275
3,991,000	4.50%, 07/01/2028(1)	4,067,707
	Global Payments, Inc.
715,000	2.15%, 01/15/2027	700,455
2,780,000	3.20%, 08/15/2029	2,805,751
2,000,000	Howard University 2.70%, 10/01/2029	1,979,701
1,205,000	Howard University (AGM Insured) 3.48%, 10/01/2041	1,169,449
3,295,000	IHS Markit Ltd. 4.13%, 08/01/2023	3,310,443
1,862,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	1,736,315
	Service Corp. International
7,045,000	3.38%, 08/15/2030	6,576,895
4,657,000	5.13%, 06/01/2029	4,878,207
750,000	United Rentals North America, Inc. 4.88%, 01/15/2028	770,674
		38,080,824
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	5,007,776
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Construction Materials - 0.3% - (continued)
	Standard Industries, Inc.
$ 830,000	3.38%, 01/15/2031(1)	$ 755,300
5,090,000	4.38%, 07/15/2030(1)	4,872,911
285,000	4.75%, 01/15/2028(1)	281,081
145,000	5.00%, 02/15/2027(1)	145,925
		11,062,993
	Diversified Financial Services - 0.7%
3,475,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	3,392,967
6,395,000	BOC Aviation USA Corp. 1.63%, 04/29/2024(1)	6,327,040
1,490,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,549,863
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/16/2025(1)	4,623,641
1,415,000	Mastercard, Inc. 2.95%, 03/15/2051	1,382,315
	Navient Corp.
70,000	5.88%, 10/25/2024	72,615
190,000	6.13%, 03/25/2024	197,885
54,000	7.25%, 09/25/2023	56,835
	Power Finance Corp. Ltd.
4,450,000	3.95%, 04/23/2030(1)	4,478,214
2,310,000	3.95%, 04/23/2030(6)	2,324,646
		24,406,021
	Electric - 2.1%
3,100,000	AES Corp. 3.30%, 07/15/2025(1)	3,159,210
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	2,144,128
1,480,000	4.15%, 08/15/2044	1,633,347
	Berkshire Hathaway Energy Co.
865,000	1.65%, 05/15/2031	797,324
565,000	3.25%, 04/15/2028	593,575
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029	1,101,731
70,000	4.97%, 05/01/2046	80,841
	Commonwealth Edison Co.
1,735,000	3.65%, 06/15/2046	1,800,493
360,000	4.00%, 03/01/2048	397,687
365,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	416,815
1,570,000	Consolidated Edison, Inc. 3.20%, 12/01/2051	1,487,222
	Duke Energy Carolinas LLC
35,000	3.45%, 04/15/2051	36,107
575,000	4.25%, 12/15/2041	644,296
3,375,000	Duke Energy Corp. 2.55%, 06/15/2031	3,263,884
	Duke Energy Indiana LLC
2,160,000	2.75%, 04/01/2050	1,935,122
1,215,000	3.25%, 10/01/2049	1,168,049
1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,656,093
1,645,000	Duquesne Light Holdings, Inc. 2.78%, 01/07/2032(1)	1,568,285
2,745,000	Enel Finance International N.V. 1.38%, 07/12/2026(1)	2,629,231
305,000	Evergy Metro, Inc. 2.25%, 06/01/2030	295,940
	Evergy, Inc.
710,000	2.45%, 09/15/2024	719,659
2,010,000	2.90%, 09/15/2029	2,010,348
2,095,000	Exelon Corp. 3.95%, 06/15/2025	2,214,578
	FirstEnergy Corp.
350,000	1.60%, 01/15/2026	331,749

246

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Electric - 2.1% - (continued)
$ 825,000	2.25%, 09/01/2030	$ 758,008
2,625,000	3.40%, 03/01/2050	2,378,646
1,145,000	5.10%, 07/15/2047	1,246,955
1,590,000	Georgia Power Co. 4.30%, 03/15/2042	1,730,495
1,230,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,278,637
1,935,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,931,172
1,570,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	1,547,444
	MidAmerican Energy Co.
765,000	3.15%, 04/15/2050	759,467
130,000	3.65%, 08/01/2048	139,342
380,000	NextEra Energy Operating Partners L.P. 3.88%, 10/15/2026(1)	383,876
2,190,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	2,102,129
	Pacific Gas and Electric Co.
4,630,000	2.50%, 02/01/2031	4,193,165
260,000	4.50%, 07/01/2040	254,722
4,660,000	4.95%, 07/01/2050	4,737,982
	PacifiCorp
394,000	4.13%, 01/15/2049	438,167
350,000	4.15%, 02/15/2050	395,425
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	2,010,051
2,220,000	4.10%, 06/15/2030	2,353,187
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,753,800
1,110,000	3.80%, 02/01/2038	1,159,492
210,000	4.00%, 02/01/2048	222,219
	Southern California Edison Co.
2,510,000	2.75%, 02/01/2032	2,482,360
790,000	3.65%, 02/01/2050	788,900
506,000	4.00%, 04/01/2047	527,773
299,000	4.13%, 03/01/2048	317,740
	Southern Co.
490,000	2.95%, 07/01/2023	499,330
1,520,000	3.25%, 07/01/2026	1,585,217
135,000	3.70%, 04/30/2030	142,475
30,000	4.40%, 07/01/2046	33,209
370,000	Union Electric Co. 4.00%, 04/01/2048	419,060
315,000	Xcel Energy, Inc. 3.50%, 12/01/2049	320,541
		70,976,700
	Electronics - 0.0%
1,020,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	992,307
	Energy-Alternate Sources - 0.2%
4,075,000	Energo-Pro AS 8.50%, 02/04/2027	4,128,749
1,495,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,592,175
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,248,942
		6,969,866
	Engineering & Construction - 0.2%
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,430,974
3,578,029	International Airport Finance S.A. 12.00%, 03/15/2033(1)(7)	3,846,381
		6,277,355
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Entertainment - 0.2%
$ 6,310,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	$ 6,005,164
	Environmental Control - 0.3%
	Clean Harbors, Inc.
8,118,000	4.88%, 07/15/2027(1)	8,320,950
275,000	5.13%, 07/15/2029(1)	286,743
		8,607,693
	Food - 0.3%
	Conagra Brands, Inc.
655,000	4.30%, 05/01/2024	689,603
220,000	4.60%, 11/01/2025	237,372
1,068,000	4.85%, 11/01/2028	1,194,381
330,000	5.40%, 11/01/2048	414,473
2,570,000	JBS Finance Luxembourg S.a.r.l 2.50%, 01/15/2027(1)	2,492,926
1,445,000	Kellogg Co. 3.40%, 11/15/2027	1,520,022
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,864,490
		9,413,267
	Food Service - 0.0%
325,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	322,563
	Gas - 0.1%
	NiSource, Inc.
995,000	3.49%, 05/15/2027	1,045,376
2,095,000	3.60%, 05/01/2030	2,200,030
		3,245,406
	Healthcare - Products - 0.9%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,155,663
1,120,000	3.00%, 09/23/2029(1)	1,133,957
3,321,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,312,698
9,230,000	Baxter International, Inc. 2.54%, 02/01/2032(1)	8,943,910
	Boston Scientific Corp.
1,820,000	1.90%, 06/01/2025	1,809,007
4,120,000	3.75%, 03/01/2026	4,354,135
6,485,000	Hologic, Inc. 4.63%, 02/01/2028(1)	6,703,869
795,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	788,823
		29,202,062
	Healthcare - Services - 0.6%
1,895,000	Anthem, Inc. 3.50%, 08/15/2024	1,969,140
	Centene Corp.
75,000	4.25%, 12/15/2027	76,912
8,035,000	4.63%, 12/15/2029	8,354,954
335,000	CommonSpirit Health 3.35%, 10/01/2029	345,681
1,335,000	Humana, Inc. 2.15%, 02/03/2032	1,241,661
1,155,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	1,181,218
	Kaiser Foundation Hospitals
1,265,000	2.81%, 06/01/2041	1,203,227
2,090,000	3.00%, 06/01/2051	2,025,792
1,270,000	Sutter Health 3.36%, 08/15/2050	1,273,387
	UnitedHealth Group, Inc.
1,645,000	2.75%, 05/15/2040	1,559,304
590,000	3.50%, 08/15/2039	612,896
		19,844,172

247

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Home Builders - 0.2%
$ 3,270,000	PulteGroup, Inc. 5.50%, 03/01/2026	$ 3,647,685
	Taylor Morrison Communities, Inc.
760,000	5.13%, 08/01/2030(1)	790,400
893,000	5.75%, 01/15/2028(1)	951,045
375,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	391,988
		5,781,118
	Insurance - 0.9%
5,475,000	American International Group, Inc. 2.50%, 06/30/2025	5,564,008
1,580,000	Aon Corp. 2.20%, 11/15/2022	1,596,164
	Athene Global Funding
2,555,000	2.65%, 10/04/2031(1)	2,425,845
4,615,000	2.72%, 01/07/2029(1)(2)	4,505,234
3,030,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	3,511,537
4,730,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	4,516,873
	Marsh & McLennan Cos., Inc.
1,275,000	3.88%, 03/15/2024	1,333,792
1,025,000	4.75%, 03/15/2039	1,224,891
	MGIC Investment Corp.
95,000	5.25%, 08/15/2028	98,221
380,000	5.75%, 08/15/2023	395,200
2,180,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,194,988
415,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	447,107
565,000	Unum Group 4.13%, 06/15/2051	542,801
	Willis North America, Inc.
795,000	3.60%, 05/15/2024	824,585
2,135,000	4.50%, 09/15/2028	2,313,925
		31,495,171
	Internet - 0.4%
	Alibaba Group Holding Ltd.
760,000	3.40%, 12/06/2027	789,209
200,000	4.20%, 12/06/2047	207,626
2,030,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,267,689
	Go Daddy Operating Co. LLC
1,070,000	3.50%, 03/01/2029(1)	993,763
4,537,000	5.25%, 12/01/2027(1)	4,650,425
5,970,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	5,987,134
		14,895,846
	Iron/Steel - 0.2%
EUR 1,985,000	Metinvest B.V. 5.63%, 06/17/2025(1)	1,969,222
	Vale Overseas Ltd.
$ 1,520,000	3.75%, 07/08/2030	1,541,280
1,485,000	6.25%, 08/10/2026	1,698,855
		5,209,357
	IT Services - 0.7%
	Apple, Inc.
1,785,000	1.13%, 05/11/2025	1,751,898
4,345,000	1.40%, 08/05/2028	4,121,951
255,000	2.20%, 09/11/2029	253,202
2,840,000	2.65%, 02/08/2051	2,591,005
505,000	3.45%, 02/09/2045	525,546
255,000	3.85%, 05/04/2043	282,185
355,000	4.38%, 05/13/2045	424,494
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	IT Services - 0.7% - (continued)
$ 9,130,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	$ 8,960,456
2,180,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031(1)	2,038,721
1,370,000	Leidos, Inc. 3.63%, 05/15/2025	1,430,417
		22,379,875
	Leisure Time - 0.0%
825,000	Carnival Corp. 4.00%, 08/01/2028(1)	784,806
	Lodging - 0.1%
2,075,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	2,086,674
	Machinery-Diversified - 0.1%
2,065,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,042,551
380,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	384,750
		2,427,301
	Media - 1.3%
	CCO Holdings LLC / CCO Holdings Capital Corp.
665,000	4.50%, 08/15/2030(1)	649,372
200,000	4.75%, 03/01/2030(1)	198,000
380,000	5.00%, 02/01/2028(1)	383,800
30,000	5.13%, 05/01/2027(1)	30,751
	Charter Communications Operating LLC / Charter Communications Operating Capital
695,000	2.30%, 02/01/2032	625,691
570,000	4.80%, 03/01/2050	585,512
4,930,000	6.48%, 10/23/2045	6,207,670
1,060,000	6.83%, 10/23/2055	1,412,086
	Comcast Corp.
2,836,000	2.94%, 11/01/2056(1)	2,513,374
1,025,000	2.99%, 11/01/2063(1)	901,982
295,000	3.20%, 07/15/2036	297,584
525,000	3.25%, 11/01/2039	524,349
1,610,000	3.75%, 04/01/2040	1,707,435
	Cox Communications, Inc.
2,150,000	2.60%, 06/15/2031(1)	2,066,479
662,000	3.15%, 08/15/2024(1)	681,061
	CSC Holdings LLC
6,410,000	3.38%, 02/15/2031(1)	5,592,725
320,000	4.13%, 12/01/2030(1)	292,861
400,000	5.38%, 02/01/2028(1)	401,000
575,000	5.50%, 04/15/2027(1)	584,955
	Discovery Communications LLC
948,000	3.80%, 03/13/2024	983,298
2,000	3.95%, 06/15/2025	2,099
2,255,000	4.00%, 09/15/2055	2,195,111
954,000	5.30%, 05/15/2049	1,119,129
655,000	6.35%, 06/01/2040	851,907
	DISH DBS Corp.
95,000	5.88%, 07/15/2022	96,196
505,000	5.88%, 11/15/2024	509,419
	Sirius XM Radio, Inc.
5,175,000	3.13%, 09/01/2026(1)	4,961,790
100,000	4.00%, 07/15/2028(1)	96,750
620,000	4.13%, 07/01/2030(1)	590,693
390,000	TEGNA, Inc. 4.63%, 03/15/2028	382,504
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	2,514,062

248

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Media - 1.3% - (continued)
$ 1,910,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	$ 2,664,292
	Videotron Ltd.
380,000	5.13%, 04/15/2027(1)	388,406
480,000	5.38%, 06/15/2024(1)	501,101
		43,513,444
	Miscellaneous Manufacturing - 0.0%
719,000	GE Capital International Funding Co. 4.42%, 11/15/2035	817,785
385,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	448,481
		1,266,266
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
730,000	2.67%, 12/01/2026	721,900
8,386,000	3.25%, 02/15/2029	7,954,372
675,000	3.28%, 12/01/2028	669,568
640,000	3.57%, 12/01/2031	638,189
470,000	Xerox Holdings Corp. 5.50%, 08/15/2028(1)	472,623
		10,456,652
	Oil & Gas - 1.4%
	Apache Corp.
70,000	4.25%, 01/15/2030(7)	70,840
310,000	4.88%, 11/15/2027	321,628
	BP Capital Markets America, Inc.
1,565,000	2.94%, 06/04/2051	1,400,991
555,000	3.00%, 02/24/2050	505,676
775,000	3.06%, 06/17/2041	734,451
1,385,000	3.38%, 02/08/2061	1,298,403
2,390,000	3.63%, 04/06/2030	2,546,087
	Continental Resources, Inc.
95,000	4.38%, 01/15/2028	100,173
880,000	5.75%, 01/15/2031(1)	1,003,121
2,590,000	Ecopetrol S.A. 4.63%, 11/02/2031	2,386,167
	Energean Israel Finance Ltd.
1,185,000	4.50%, 03/30/2024(1)(6)	1,187,074
1,030,000	4.88%, 03/30/2026(1)(6)	1,010,687
1,180,000	5.88%, 03/30/2031(1)(6)	1,143,184
	Equinor ASA
1,650,000	1.75%, 01/22/2026	1,632,507
890,000	3.63%, 04/06/2040	934,896
1,230,000	3.70%, 04/06/2050	1,321,244
2,125,000	Exxon Mobil Corp. 4.23%, 03/19/2040	2,408,854
	Hess Corp.
606,000	7.13%, 03/15/2033	791,831
1,925,000	7.30%, 08/15/2031	2,519,486
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	3,217,965
	Lundin Energy Finance B.V.
970,000	2.00%, 07/15/2026(1)	950,128
3,565,000	3.10%, 07/15/2031(1)	3,481,947
2,270,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	2,440,087
	Occidental Petroleum Corp.
5,000	3.20%, 08/15/2026	4,913
20,000	3.40%, 04/15/2026	19,750
50,000	3.50%, 08/15/2029	49,250
835,000	4.10%, 02/15/2047	763,441
30,000	6.13%, 01/01/2031	34,628
10,000	6.38%, 09/01/2028	11,375
3,760,000	Qatar Energy 2.25%, 07/12/2031(1)	3,619,000
1,255,000	Qatar Petroleum 3.30%, 07/12/2051(1)	1,227,952
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Oil & Gas - 1.4% - (continued)
$ 849,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	$ 867,287
	Shell International Finance B.V.
750,000	2.88%, 11/26/2041	708,054
955,000	3.00%, 11/26/2051	907,443
1,035,000	3.25%, 04/06/2050	1,033,099
505,000	Sunoco L.P. / Sunoco Finance Corp. 4.50%, 04/30/2030(1)	495,900
1,870,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,568,556
1,302,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	1,344,315
		46,062,390
	Packaging & Containers - 0.3%
430,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	426,646
8,115,000	Ball Corp. 4.00%, 11/15/2023	8,371,515
630,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	598,500
	Owens-Brockway Glass Container, Inc.
110,000	5.38%, 01/15/2025(1)	114,007
700,000	5.88%, 08/15/2023(1)	721,966
		10,232,634
	Pharmaceuticals - 0.8%
	AbbVie, Inc.
440,000	3.20%, 11/21/2029	453,194
180,000	4.25%, 11/21/2049	200,269
1,020,000	4.63%, 10/01/2042	1,158,978
3,865,000	Astrazeneca Finance LLC 1.75%, 05/28/2028	3,736,831
	Bausch Health Cos., Inc.
660,000	5.75%, 08/15/2027(1)	661,307
270,000	7.00%, 01/15/2028(1)	241,987
2,580,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,751,967
	Bristol-Myers Squibb Co.
4,265,000	0.75%, 11/13/2025	4,090,237
1,110,000	2.55%, 11/13/2050	977,705
4,620,000	Cigna Corp. 1.25%, 03/15/2026	4,459,429
	CVS Health Corp.
1,105,000	4.13%, 04/01/2040	1,193,505
1,215,000	5.13%, 07/20/2045	1,479,919
465,000	Merck & Co., Inc. 2.75%, 12/10/2051	427,375
440,000	Organon & Co. 4.13%, 04/30/2028(1)	434,632
	Teva Pharmaceutical Finance Netherlands III B.V.
2,845,000	3.15%, 10/01/2026	2,611,312
2,120,000	4.75%, 05/09/2027	2,056,824
		26,935,471
	Pipelines - 0.8%
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	101,000
70,000	5.60%, 04/01/2044	81,096
	Energy Transfer L.P.
985,000	4.00%, 10/01/2027	1,035,385
145,000	4.95%, 06/15/2028	159,768
1,420,000	5.25%, 04/15/2029	1,578,630
	Energy Transfer Operating L.P.
880,000	5.15%, 03/15/2045	941,801
165,000	5.30%, 04/01/2044	177,282
2,710,000	6.13%, 12/15/2045	3,193,382
445,000	6.25%, 04/15/2049	545,801

249

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Pipelines - 0.8% - (continued)
	Enterprise Products Operating LLC
$ 265,000	3.30%, 02/15/2053	$ 245,354
815,000	4.25%, 02/15/2048	867,785
955,000	4.95%, 10/15/2054	1,119,653
	EQM Midstream Partners L.P.
135,000	5.50%, 07/15/2028	136,635
145,000	6.50%, 07/01/2027(1)	152,355
	Galaxy Pipeline Assets Bidco Ltd.
3,335,000	2.16%, 03/31/2034(1)	3,197,088
7,410,000	2.63%, 03/31/2036(1)	6,974,818
1,800,000	2.63%, 03/31/2036(6)	1,694,288
1,555,000	2.94%, 09/30/2040(1)	1,479,004
	MPLX L.P.
945,000	1.75%, 03/01/2026	921,028
40,000	4.00%, 02/15/2025	42,054
1,260,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	1,247,627
825,000	Sabine Pass Liquefaction LLC 5.88%, 06/30/2026	929,738
320,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031	334,400
	Venture Global Calcasieu Pass LLC
580,000	3.88%, 08/15/2029(1)	578,550
220,000	4.13%, 08/15/2031(1)	221,428
	Western Midstream Operating L.P.
95,000	4.75%, 08/15/2028	100,937
860,000	5.30%, 02/01/2030	901,160
		28,958,047
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
1,115,000	1.45%, 09/15/2026	1,071,754
1,125,000	1.50%, 01/31/2028	1,046,025
1,140,000	2.40%, 03/15/2025	1,146,139
	EPR Properties
1,060,000	3.60%, 11/15/2031	1,014,306
1,520,000	3.75%, 08/15/2029	1,486,570
2,925,000	4.95%, 04/15/2028	3,075,980
1,070,000	Equinix, Inc. 2.00%, 05/15/2028	1,018,715
	GLP Capital L.P. / GLP Financing II, Inc.
1,335,000	3.25%, 01/15/2032	1,289,583
720,000	4.00%, 01/15/2031	740,304
2,155,000	5.30%, 01/15/2029	2,370,521
1,605,000	5.75%, 06/01/2028	1,800,765
	Realty Income Corp.
160,000	2.20%, 06/15/2028	156,815
190,000	2.85%, 12/15/2032	189,147
570,000	3.40%, 01/15/2028	596,280
	SBA Tower Trust
2,245,000	2.84%, 01/15/2025(1)	2,287,333
2,040,000	3.45%, 03/15/2023(1)	2,042,440
		21,332,677
	Retail - 0.7%
995,000	1011778 BC ULC / New Red Finance, Inc. 3.88%, 01/15/2028(1)	974,801
400,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	397,000
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,323,485
2,605,000	5.63%, 01/01/2030(1)	2,603,645
	Gap, Inc.
3,916,000	3.63%, 10/01/2029(1)	3,642,663
5,679,000	3.88%, 10/01/2031(1)	5,263,127
2,425,000	Home Depot, Inc. 3.30%, 04/15/2040	2,471,426
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Retail - 0.7% - (continued)
$ 390,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 4.75%, 06/01/2027(1)	$ 397,718
330,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	338,250
	McDonald's Corp.
1,495,000	3.35%, 04/01/2023	1,530,061
1,745,000	3.63%, 09/01/2049	1,798,076
295,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	302,375
420,000	Yum! Brands, Inc. 3.63%, 03/15/2031	396,959
		24,439,586
	Semiconductors - 0.7%
2,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.14%, 11/15/2035(1)	1,896
	Broadcom, Inc.
135,000	2.60%, 02/15/2033(1)	124,614
2,720,000	3.42%, 04/15/2033(1)	2,709,171
385,000	4.30%, 11/15/2032	411,956
	Entegris, Inc.
205,000	3.63%, 05/01/2029(1)	196,337
540,000	4.38%, 04/15/2028(1)	535,950
	Intel Corp.
670,000	3.05%, 08/12/2051	632,929
1,095,000	3.10%, 02/15/2060	994,872
	Marvell Technology, Inc.
2,445,000	2.45%, 04/15/2028	2,401,883
2,350,000	2.95%, 04/15/2031	2,313,260
3,640,000	Microchip Technology, Inc. 2.67%, 09/01/2023	3,692,078
2,500,000	NVIDIA Corp. 3.50%, 04/01/2040	2,648,563
	NXP B.V. / NXP Funding LLC
900,000	4.63%, 06/01/2023(1)	934,545
3,892,000	4.88%, 03/01/2024(1)	4,119,703
1,131,000	5.35%, 03/01/2026(1)	1,251,270
1,205,000	5.55%, 12/01/2028(1)	1,403,974
40,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.15%, 05/01/2027(1)	41,033
300,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	315,375
		24,729,409
	Software - 1.1%
9,975,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	9,567,820
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	154,492
6,029,000	5.25%, 05/15/2029(1)	6,273,235
3,689,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,652,110
	Microsoft Corp.
179,000	2.68%, 06/01/2060	161,812
525,000	2.92%, 03/17/2052	512,412
1,221,000	3.04%, 03/17/2062	1,199,323
747,000	MSCI, Inc. 3.88%, 02/15/2031(1)	746,126
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	431,178
4,605,000	3.88%, 12/01/2029(1)	4,422,550
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	299,150
	Oracle Corp.
355,000	2.88%, 03/25/2031	342,611
85,000	3.60%, 04/01/2040	78,735
4,945,000	3.85%, 04/01/2060	4,397,721
890,000	4.00%, 11/15/2047	845,686

250

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Software - 1.1% - (continued)
$ 1,415,000	4.10%, 03/25/2061	$ 1,320,269
4,480,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,626,586
		39,031,816
	Telecommunications - 1.4%
	AT&T, Inc.
4,190,000	3.50%, 02/01/2061	3,828,758
3,141,000	3.55%, 09/15/2055	2,964,557
4,155,000	3.65%, 06/01/2051	4,070,041
177,000	3.65%, 09/15/2059	167,867
1,529,000	3.80%, 12/01/2057	1,499,747
1,465,000	4.50%, 05/15/2035	1,618,053
425,000	Lumen Technologies, Inc. 4.00%, 02/15/2027(1)	409,063
	Nokia Oyj
4,300,000	4.38%, 06/12/2027	4,450,500
455,000	6.63%, 05/15/2039	573,300
3,955,000	NTT Finance Corp. 1.16%, 04/03/2026(1)	3,804,673
325,000	Sprint Corp. 7.13%, 06/15/2024	354,250
	Telecom Italia Capital S.A.
145,000	6.00%, 09/30/2034	142,825
215,000	7.72%, 06/04/2038	231,663
3,065,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,166,789
	T-Mobile USA, Inc.
1,725,000	2.05%, 02/15/2028	1,659,104
160,000	2.70%, 03/15/2032(1)	153,227
4,605,000	3.50%, 04/15/2025	4,780,207
2,205,000	3.88%, 04/15/2030	2,316,248
1,330,000	4.50%, 04/15/2050	1,455,781
2,710,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	2,466,750
	Verizon Communications, Inc.
785,000	2.65%, 11/20/2040	701,316
500,000	2.85%, 09/03/2041	467,420
877,000	2.99%, 10/30/2056	769,846
1,971,000	4.27%, 01/15/2036	2,210,579
465,000	4.40%, 11/01/2034	521,121
350,000	4.50%, 08/10/2033	395,705
840,000	Vmed UK Financing plc 4.25%, 01/31/2031(1)	779,100
		45,958,490
	Transportation - 0.1%
	Union Pacific Corp.
3,810,000	2.38%, 05/20/2031	3,739,059
25,000	2.97%, 09/16/2062	22,601
		3,761,660
	Trucking & Leasing - 0.3%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,368,915
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,445,000	2.70%, 11/01/2024(1)	2,489,215
2,650,000	4.00%, 07/15/2025(1)	2,797,244
		10,655,374
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.0% - (continued)
	Water - 0.0%
$ 750,000	American Water Capital Corp. 4.15%, 06/01/2049	$ 834,835
	Total Corporate Bonds (cost $895,175,839)	$ 884,998,500
FOREIGN GOVERNMENT OBLIGATIONS - 6.2%
	Angola - 0.1%
	Angolan Government International Bond
2,215,000	8.00%, 11/26/2029(6)	$ 2,193,847
1,250,000	8.25%, 05/09/2028(6)	1,259,250
		3,453,097
	Argentina - 0.0%
	Argentine Republic Government International Bond
65,273	1.00%, 07/09/2029	23,172
1,914,641	1.13%, 07/09/2035(4)	588,771
		611,943
	Benin - 0.1%
	Benin Government International Bond
EUR 3,830,000	4.95%, 01/22/2035(1)	4,002,874
945,000	4.95%, 01/22/2035(6)	987,654
		4,990,528
	Bermuda - 0.0%
$ 980,000	Bermuda Government International Bond 2.38%, 08/20/2030(1)	956,725
	Brazil - 0.3%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	12,025,622
	Chile - 0.4%
	Chile Government International Bond
EUR 6,885,000	1.25%, 01/22/2051	6,539,905
$ 1,070,000	2.55%, 07/27/2033	1,000,985
2,420,000	3.10%, 05/07/2041	2,240,823
760,000	3.25%, 09/21/2071	654,360
360,000	3.50%, 01/31/2034	367,740
	Republic of Chile
1,515,000	2.75%, 01/31/2027	1,535,468
1,095,000	4.00%, 01/31/2052	1,125,112
		13,464,393
	Colombia - 0.4%
	Colombia Government International Bond
9,535,000	3.88%, 04/25/2027	9,352,596
3,900,000	5.00%, 06/15/2045	3,316,755
570,000	5.20%, 05/15/2049	491,733
1,710,000	5.63%, 02/26/2044	1,562,940
		14,724,024
	Croatia - 0.2%
EUR 6,630,000	Croatia Government International Bond 1.50%, 06/17/2031(6)	7,475,290
	Dominican Republic - 0.2%
$ 7,375,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	7,348,450

251

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.2% - (continued)
	Egypt - 0.1%
	Egypt Government International Bond
$ 700,000	7.30%, 09/30/2033(1)	$ 610,750
1,400,000	7.63%, 05/29/2032(1)	1,256,836
725,000	8.50%, 01/31/2047(6)	604,718
660,000	8.88%, 05/29/2050(1)	563,665
		3,035,969
	Ghana - 0.0%
421,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	336,800
	Hungary - 0.3%
EUR 8,135,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	9,344,902
	Indonesia - 0.3%
	Indonesia Government International Bond
7,745,000	1.10%, 03/12/2033	8,136,942
290,000	2.15%, 07/18/2024(6)	339,405
565,000	2.63%, 06/14/2023(6)	654,869
		9,131,216
	Ivory Coast - 0.1%
2,850,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	3,001,271
	Jordan - 0.1%
$ 2,655,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	2,619,651
	Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 2,645,000	2.75%, 01/18/2025(6)	3,024,301
3,615,000	3.68%, 06/03/2026(1)	4,255,970
		7,280,271
	Mexico - 1.2%
MXN 446,667,200	Mexican Bonos 7.75%, 05/29/2031	21,733,127
	Mexico Government International Bond
EUR 1,148,000	1.13%, 01/17/2030	1,218,090
8,990,000	1.45%, 10/25/2033	9,026,915
$ 2,075,000	3.77%, 05/24/2061	1,778,565
930,000	4.28%, 08/14/2041	909,075
1,335,000	4.75%, 04/27/2032	1,460,490
4,235,000	United Mexican States 3.50%, 02/12/2034	4,084,657
		40,210,919
	Morocco - 0.2%
EUR 5,180,000	Morocco Government International Bond 2.00%, 09/30/2030(6)	5,499,402
	Oman - 0.1%
$ 5,395,000	Oman Government International Bond 6.75%, 01/17/2048(1)	5,275,231
	Panama - 0.3%
	Panama Government International Bond
7,400,000	3.87%, 07/23/2060	6,808,000
1,220,000	4.30%, 04/29/2053	1,213,839
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.2% - (continued)
	Panama - 0.3% - (continued)
$ 735,000	4.50%, 04/16/2050	$ 755,249
1,455,000	4.50%, 01/19/2063	1,474,643
		10,251,731
	Philippines - 0.3%
	Philippine Government International Bond
EUR 7,030,000	1.20%, 04/28/2033	7,702,779
1,465,000	1.75%, 04/28/2041	1,576,235
		9,279,014
	Romania - 0.4%
	Romanian Government International Bond
5,115,000	2.63%, 12/02/2040(1)	4,769,667
2,175,000	2.75%, 04/14/2041(6)	2,041,802
2,180,000	3.38%, 02/08/2038(6)	2,310,001
3,473,000	4.63%, 04/03/2049(6)	4,096,830
		13,218,300
	Russia - 0.3%
RUB 922,120,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031	9,485,123
	Saudi Arabia - 0.2%
EUR 5,060,000	Saudi Government International Bond 2.00%, 07/09/2039(6)	5,849,514
	Senegal - 0.1%
	Senegal Government International Bond
1,615,000	4.75%, 03/13/2028(6)	1,808,294
$ 2,000,000	6.25%, 05/23/2033(6)	2,012,000
		3,820,294
	Serbia - 0.2%
	Serbia International Bond
EUR 4,275,000	1.65%, 03/03/2033(1)	4,303,936
1,000,000	1.65%, 03/03/2033(6)	1,006,769
		5,310,705
	United Arab Emirates - 0.1%
$ 3,500,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	3,288,600
	Total Foreign Government Obligations (cost $236,493,819)	$ 211,288,985
MUNICIPAL BONDS - 1.7%
	Development - 0.2%
6,810,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 7,341,652
	Education - 0.2%
	Chicago, IL, Board of Education, GO
380,000	6.04%, 12/01/2029	422,547
1,145,000	6.14%, 12/01/2039	1,370,263
4,470,000	6.32%, 11/01/2029	5,142,620
		6,935,430
	General - 0.7%
965,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	1,045,424

252

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.7% - (continued)
	General - 0.7% - (continued)
	County of Riverside, CA
$ 5,885,000	2.86%, 02/15/2026	$ 6,102,301
5,895,000	3.07%, 02/15/2028	6,209,621
5,345,000	Philadelphia, PA, Auth Industrial Dev, (NATL Insured) 6.55%, 10/15/2028	6,590,925
5,580,000	State Board of Administration Finance Corp. 1.26%, 07/01/2025	5,490,632
		25,438,903
	General Obligation - 0.1%
	State of Illinois, GO
1,801,164	4.95%, 06/01/2023	1,858,185
210,000	5.00%, 01/01/2023	216,712
840,000	6.88%, 07/01/2025	917,110
		2,992,007
	Transportation - 0.4%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,950,581
7,005,000	5.18%, 11/15/2049	9,017,819
		11,968,400
	Utility - Electric - 0.1%
1,316,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	1,913,813
	Total Municipal Bonds (cost $52,296,974)	$ 56,590,205
SENIOR FLOATING RATE INTERESTS - 4.4%(9)
	Advertising - 0.0%
	ABG Intermediate Holdings 2 LLC
369,851	0.00%, 12/08/2028(10)	368,697
50,149	0.00%, 12/21/2028(10)	$ 49,993
293,250	Clear Channel Outdoor Holdings, Inc. 3.80%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	288,925
465,548	CMG Media Corp. 3.61%, 12/17/2026, 1 mo. USD LIBOR + 3.500%	461,925
		1,169,540
	Aerospace/Defense - 0.0%
702,387	TransDigm, Inc. 2.36%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	694,955
	Airlines - 0.1%
355,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	367,968
215,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	215,447
382,200	Kestrel Bidco, Inc. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	372,645
180,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	189,810
395,000	SkyMiles IP Ltd. 4.75%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	416,777
362,263	United Airlines, Inc. 4.50%, 04/21/2028, 1 mo. USD LIBOR + 3.750%	362,110
		1,924,757
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Apparel - 0.0%
$ 348,250	Birkenstock GmbH & Co. KG 3.75%, 04/28/2028, 1 mo. USD LIBOR + 3.250%	$ 347,379
	Auto Parts & Equipment - 0.1%
323,375	Adient U.S. LLC 3.61%, 04/08/2028, 1 mo. USD LIBOR + 3.500%	323,175
	Clarios Global L.P.
EUR 713,888	3.25%, 04/30/2026, 3 mo. EURIBOR + 3.250%	794,999
$ 437,928	3.36%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	435,410
	First Brands Group LLC
99,883	6.00%, 03/30/2027, 1 mo. USD LIBOR + 5.000%	99,977
245,000	9.50%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	245,767
		1,899,328
	Chemicals - 0.2%
4,798,339	Axalta Coating Systems U.S. Holdings, Inc. 0.01%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	4,781,449
104,212	CPC Acquisition Corp. 4.50%, 12/29/2027, 1 mo. USD LIBOR + 3.750%	103,170
875,000	Diamond (BC) B.V. 3.50%, 09/29/2028, 1 mo. USD LIBOR + 3.000%	871,964
	Starfruit Finco B.V.
168,368	3.11%, 10/01/2025, 1 mo. USD LIBOR + 2.750%	167,147
EUR 94,413	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.000%	104,898
$ 279,848	Tronox Finance LLC 2.45%, 03/11/2028, 1 mo. USD LIBOR + 2.250%	277,998
		6,306,626
	Commercial Services - 0.5%
496,250	AlixPartners LLP 3.25%, 02/04/2028, 1 mo. USD LIBOR + 2.750%	494,320
373,118	Allied Universal Holdco LLC 4.25%, 05/14/2028, 1 mo. USD LIBOR + 3.750%	371,935
468,825	APX Group, Inc. 4.00%, 07/09/2028, 1 mo. USD LIBOR + 3.500%	467,653
614,705	AVSC Holding Corp. 4.25%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	568,221
	Belron Finance U.S. LLC
377,975	2.56%, 10/30/2026, 1 mo. USD LIBOR + 2.250%	377,030
153,837	3.25%, 04/30/2028, 1 mo. USD LIBOR + 3.250%	153,607
EUR 315,000	Boels Topholding B.V. 3.25%, 02/05/2027, 3 mo. EURIBOR + 3.250%	351,084
100,000	Boluda Corporacion Maritima S.L. 3.50%, 08/01/2026, 3 mo. EURIBOR + 3.500%	111,830
$ 222,722	Ensemble RCM LLC 4.05%, 08/01/2026, 3 mo. USD LIBOR + 3.750%	222,675
648,375	MPH Acquisition Holdings LLC 4.75%, 09/01/2028, 3 mo. USD LIBOR + 4.250%	629,008

253

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Commercial Services - 0.5% - (continued)
$ 525,000	Parexel International Corp. 0.00%, 11/15/2028, 1 mo. USD LIBOR + 3.500%(10)	$ 524,753
235,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(10)	235,085
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.38%, 07/15/2025, 3 mo. EURIBOR + 2.375%	117,433
$ 5,071,162	Trans Union LLC 0.01%, 11/15/2026, 1 mo. USD LIBOR + 1.750%	5,014,771
	Verisure Holding AB
EUR 430,000	3.25%, 07/14/2026, 3 mo. EURIBOR + 3.250%	479,074
735,000	3.25%, 03/25/2028, 3 mo. EURIBOR + 3.250%	818,668
$ 5,419,050	WEX, Inc. 2.36%, 04/01/2028, 1 mo. USD LIBOR + 2.250%	5,381,821
269,325	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	259,899
		16,578,867
	Construction Materials - 0.3%
492,525	ACProducts, Inc. 4.75%, 05/17/2028, 1 mo. USD LIBOR + 4.250%(2)	489,358
355,000	Chamberlain Group, Inc. 4.00%, 11/03/2028, 1 mo. USD LIBOR + 3.350%(2)	354,112
782,484	Cornerstone Building Brands, Inc. 3.75%, 04/12/2028, 1 mo. USD LIBOR + 3.250%(2)	779,792
248,141	CP Atlas Buyer, Inc. 4.25%, 11/23/2027, 1 mo. USD LIBOR + 3.750%(2)	247,025
5,583,657	Ingersoll-Rand Services Co. 1.86%, 02/28/2027, 1 mo. USD LIBOR + 1.750%(2)	5,525,755
766,837	Quikrete Holdings, Inc. 2.61%, 01/31/2027, 1 mo. USD LIBOR + 2.500%(2)	759,168
384,150	Standard Industries, Inc. 3.00%, 09/22/2028, 1 mo. USD LIBOR + 2.500%(2)	384,204
		8,539,414
	Distribution/Wholesale - 0.2%
6,241,587	American Builders & Contractors Supply Co., Inc. 2.11%, 01/15/2027, 1 mo. USD LIBOR + 2.000%(2)	6,208,132
	Diversified Financial Services - 0.2%
259,283	Aretec Group, Inc. 4.36%, 10/01/2025, 3 mo. USD LIBOR + 4.250%(2)	259,283
772,951	Blackhawk Network Holdings, Inc. 3.11%, 06/15/2025, 3 mo. USD LIBOR + 3.000%(2)	768,399
1,068,972	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%(2)	1,071,473
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Diversified Financial Services - 0.2% - (continued)
$ 3,626,784	Fleetcor Technologies Operating Co. LLC 1.86%, 04/30/2028, 1 mo. USD LIBOR + 1.750%(2)	$ 3,594,143
136,150	Minotaur Acquisition, Inc. 4.86%, 03/29/2026, 3 mo. USD LIBOR + 4.750%(2)	135,582
385,000	Setanta Aircraft Leasing Designated Activity Company 2.14%, 11/05/2028, 1 mo. USD LIBOR + 2.000%(2)	384,280
		6,213,160
	Electrical Components & Equipment - 0.0%
130,000	Anticimex International AB 0.00%, 11/16/2028(10)	129,878
	Electronics - 0.0%
370,000	II-VI, Inc. 0.00%, 12/08/2028, 1 mo. USD LIBOR + 3.750%(10)	369,075
407,950	Ingram Micro, Inc. 4.00%, 07/02/2028, 1 mo. USD LIBOR + 3.500%	407,102
EUR 100,000	Zephyr German BidCo GmbH 3.65%, 03/10/2028, 3 mo. EURIBOR + 3.750%	112,247
		888,424
	Engineering & Construction - 0.0%
$ 313,425	Artera Services LLC 4.50%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	306,530
495,346	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	484,924
639,832	Brown Group Holding LLC 3.00%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	635,967
		1,427,421
	Entertainment - 0.1%
	Crown Finance U.S., Inc.
EUR 31,050	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	25,988
$ 181,309	3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	137,196
9,451	9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	10,007
663,717	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	660,677
601,250	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	599,561
262,084	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	261,646
581,892	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	579,966

254

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Entertainment - 0.1% - (continued)
$ 535,181	UFC Holdings LLC 3.50%, 04/29/2026, 1 mo. USD LIBOR + 2.750%	$ 530,423
487,865	William Morris Endeavor Entertainment LLC 2.86%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	478,649
		3,284,113
	Environmental Control - 0.0%
160,000	Covanta Holding Corp. 3.00%, 11/17/2028, 1 mo. USD LIBOR + 2.500%	159,901
	Food - 0.1%
286,712	B&G Foods, Inc. 2.61%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	286,354
	Froneri International Ltd.
177,300	2.36%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	174,862
EUR 200,000	2.38%, 01/31/2027, 3 mo. EURIBOR + 2.375%	219,608
$ 530,398	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	528,345
381,225	U.S. Foods, Inc. 2.11%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	377,108
		1,586,277
	Food Service - 0.0%
	Aramark Services, Inc.
207,256	1.86%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	204,083
279,750	1.86%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	275,640
		479,723
	Gas - 0.0%
760,500	UGI Energy Services LLC 3.86%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	760,500
	Hand/Machine Tools - 0.0%
283,993	Alliance Laundry Systems LLC 4.25%, 10/08/2027, 1 mo. USD LIBOR + 3.500%	283,993
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
EUR 248,750	2.50%, 06/10/2028, 1 mo. EURIBOR + 2.500%	277,983
$ 769,197	2.75%, 11/06/2027, 1 mo. USD LIBOR + 2.250%	767,874
208,950	Insulet Corp. 3.75%, 05/04/2028, 1 mo. USD LIBOR + 3.250%	208,777
675,000	Medline Borrower LP 0.03%, 10/21/2028, 1 mo. USD LIBOR + 3.250%	671,942
712,367	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%	711,391
		2,637,967
	Healthcare - Services - 0.3%
	ADMI Corp.
406,925	3.88%, 12/23/2027, 1 mo. USD LIBOR + 3.375%	403,808
244,388	4.00%, 12/23/2027, 1 mo. USD LIBOR + 3.500%	243,522
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Healthcare - Services - 0.3% - (continued)
EUR 780,000	Biogroup-LCD 3.00%, 02/09/2028, 3 mo. EURIBOR + 3.000%	$ 862,052
220,000	Elsan S.A.S. 3.50%, 06/16/2028, 3 mo. EURIBOR + 3.500%	245,948
$ 266,750	Envision Healthcare Corp. 3.86%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	206,040
99,244	eResearchTechnology, Inc. 5.50%, 02/04/2027, 1 mo. USD LIBOR + 4.500%	99,431
	EyeCare Partners LLC
54,000	0.00%, 11/15/2028, 1 mo. USD LIBOR + 3.750%(10)(11)	53,824
270,594	3.97%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	269,444
216,000	4.25%, 11/15/2028, 1 mo. USD LIBOR + 3.750%	215,298
141,563	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	141,174
	IQVIA, Inc.
4,615,107	1.86%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	4,603,570
EUR 304,504	2.00%, 06/11/2025, 1 mo. EURIBOR + 2.000%	339,255
185,000	LGC Group Holdings Ltd. 3.00%, 04/20/2027, 3 mo. EURIBOR + 3.000%	203,370
$ 280,262	MED ParentCo L.P. 4.36%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	279,693
516,100	Surgery Center Holdings, Inc. 4.50%, 08/31/2026, 1 mo. USD LIBOR + 3.750%	515,166
		8,681,595
	Home Furnishings - 0.0%
223,828	Weber-Stephen Products LLC 4.00%, 10/30/2027, 1 mo. USD LIBOR + 3.250%	223,828
	Insurance - 0.1%
	Acrisure LLC
610,523	3.72%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	602,385
100,000	4.75%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	99,958
	Asurion LLC
270,028	3.23%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	269,231
734,338	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	728,830
265,000	5.36%, 02/03/2028, 1 mo. USD LIBOR + 5.250%	265,220
370,000	5.36%, 01/15/2029, 1 mo. USD LIBOR + 5.250%	370,233
	Hub International Ltd.
468,753	3.02%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	463,236
281,935	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	281,278
	Sedgwick Claims Management Services, Inc.
344,350	3.36%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	341,912

255

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Insurance - 0.1% - (continued)
$ 550,875	3.86%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	$ 549,636
48,750	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	48,770
411,239	USI, Inc. 3.22%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	408,669
		4,429,358
	Internet - 0.2%
EUR 220,000	Adevinta ASA 3.00%, 11/04/2027, 3 mo. EURIBOR + 3.000%	246,232
$ 437,800	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	433,330
	Go Daddy Operating Co. LLC
5,259,658	0.02%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	5,221,683
576,225	2.11%, 08/10/2027, 1 mo. USD LIBOR + 2.000%	570,670
99,747	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	99,186
250,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	248,610
154,399	Rodan & Fields LLC 4.11%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	92,206
222,750	Shutterfly, Inc. 5.75%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	216,068
		7,127,985
	IT Services - 0.2%
382,113	Peraton Corp. 4.50%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	381,474
5,083,118	Science Applications International Corp. 1.98%, 10/31/2025, 1 mo. USD LIBOR + 1.875%	5,074,884
		5,456,358
	Leisure Time - 0.0%
	Carnival Corp.
221,625	3.75%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	219,172
355,000	4.00%, 10/18/2028, 1 mo. USD LIBOR + 3.250%	351,450
308,450	Hayward Industries, Inc. 3.00%, 05/28/2028, 1 mo. USD LIBOR + 2.500%	307,182
278,600	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	278,079
127,736	SRAM LLC 3.25%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	127,416
		1,283,299
	Lodging - 0.1%
577,416	Boyd Gaming Corp. 2.35%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	577,023
	Caesars Resort Collection LLC
530,275	2.86%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	527,125
553,000	3.61%, 07/20/2025, 1 mo. USD LIBOR + 3.500%	552,309
		1,656,457
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Machinery - Construction & Mining - 0.0%
$ 509,874	Brookfield WEC Holdings, Inc. 3.25%, 08/01/2025, 1 mo. USD LIBOR + 2.750%	$ 507,009
	Machinery-Diversified - 0.0%
567,848	Vertical U.S. Newco, Inc. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.500%	567,848
400,000	Welbilt, Inc. 2.61%, 10/23/2025, 3 mo. USD LIBOR + 2.500%	398,832
		966,680
	Media - 0.2%
	Banijay Entertainment S.A.S
EUR 300,000	3.75%, 03/01/2025, 3 mo. EURIBOR + 3.750%	336,155
$ 306,125	3.85%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	304,466
567,150	Cable One, Inc. 2.11%, 05/03/2028, 1 mo. USD LIBOR + 2.000%	563,464
892,580	Charter Communications Operating LLC 1.86%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	883,280
565,154	CSC Holdings LLC 2.61%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	558,796
	E.W. Scripps Co.
319,284	3.31%, 05/01/2026, 1 mo. USD LIBOR + 2.563%	317,972
154,244	3.75%, 01/07/2028, 1 mo. USD LIBOR + 3.000%	154,051
573,687	Gray Television, Inc. 2.60%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	570,894
3,490	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	3,481
305,469	Sinclair Television Group, Inc. 2.61%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	296,686
595,000	Telenet Financing USD LLC 2.11%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	585,117
795,000	UPC Financing Partnership 3.11%, 01/31/2029, 1 mo. USD LIBOR + 3.000%	790,031
	Virgin Media Bristol LLC
EUR 400,000	3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	446,994
$ 290,000	3.36%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	289,411
		6,100,798
	Miscellaneous Manufacturing - 0.0%
EUR 595,285	CeramTec AcquiCo GmbH 0.03%, 03/08/2025, 3 mo. EURIBOR + 2.500%	668,145
$ 120,937	LTI Holdings, Inc. 3.61%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	119,560
491,184	Momentive Performance Materials USA LLC 3.36%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	490,776
		1,278,481
	Oil & Gas Services - 0.0%
320,856	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(10)(12)	16,309

256

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Packaging & Containers - 0.1%
$ 558,600	Berlin Packaging LLC 4.25%, 03/11/2028, 1 mo. USD LIBOR + 3.750%	$ 558,254
	Flex Acquisition Co., Inc.
95,859	3.21%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	95,293
923,013	4.00%, 03/02/2028, 1 mo. USD LIBOR + 3.500%	921,056
135,000	Pretium PKG Holdings, Inc. 4.50%, 10/01/2028, 1 mo. USD LIBOR + 4.500%	134,888
371,758	Proampac PG Borrower LLC 4.50%, 11/03/2025, 1 mo. USD LIBOR + 3.750%	371,851
383,191	TricorBraun Holdings, Inc. 3.75%, 03/03/2028, 1 mo. USD LIBOR + 3.250%	380,497
		2,461,839
	Pharmaceuticals - 0.3%
	Bausch Health Cos., Inc.
405,000	0.00%, 01/27/2027(10)	401,582
180,205	3.11%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	178,704
585,363	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	584,632
5,946,526	Elanco Animal Health, Inc. 1.85%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	5,849,894
530,913	Endo Luxembourg Finance Co. S.a r.l. 5.75%, 03/25/2028, 1 mo. USD LIBOR + 5.000%	516,164
510,470	Gainwell Acquisition Corp. 4.75%, 10/01/2027, 1 mo. USD LIBOR + 4.000%	510,629
337,450	Horizon Therapeutics USA, Inc. 2.25%, 03/15/2028, 1 mo. USD LIBOR + 2.000%	334,835
35,271	ICON Luxembourg S.a r.l. 2.75%, 07/01/2028, 1 mo. USD LIBOR + 2.250%	35,173
482,575	Jazz Financing Lux S.a.r.l. 4.00%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	482,517
496,546	Organon & Co. 3.50%, 06/02/2028, 1 mo. USD LIBOR + 3.000%	495,677
294,884	Pathway Vet Alliance LLC 3.86%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	294,200
		9,684,007
	Pipelines - 0.0%
205,302	BCP Raptor LLC 5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	205,303
213,663	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	213,263
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Pipelines - 0.0% - (continued)
$ 395,259	Medallion Midland Acquisition LLC 4.50%, 10/14/2028, 1 mo. USD LIBOR + 3.750%	$ 394,765
340,467	NorthRiver Midstream Finance L.P. 3.46%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	339,520
		1,152,851
	Real Estate - 0.0%
EUR 170,000	Blitz GmbH 3.50%, 03/01/2028, 3 mo. EURIBOR + 3.500%	189,902
	Retail - 0.5%
$ 8,308,632	B.C. Unlimited Liability Co. 1.86%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	8,180,098
499,145	Beacon Roofing Supply, Inc. 2.36%, 05/19/2028, 1 mo. USD LIBOR + 2.250%	496,339
	EG Group Ltd.
298,511	4.75%, 03/12/2026, 1 mo. USD LIBOR + 4.250%	298,585
EUR 185,000	7.00%, 04/12/2027, 3 mo. EURIBOR + 7.000%	208,321
$ 213,925	Foundation Building Materials Holding Co. LLC 3.75%, 01/29/2028, 1 mo. USD LIBOR + 3.250%	212,626
846,466	Great Outdoors Group LLC 4.50%, 03/05/2028, 1 mo. USD LIBOR + 3.750%	845,586
628,739	Harbor Freight Tools USA, Inc. 3.25%, 10/19/2027, 1 mo. USD LIBOR + 2.750%	626,016
297,000	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	297,000
2,599,341	KFC Holding Co. 1.86%, 03/15/2028, 1 mo. USD LIBOR + 1.750%	2,592,427
682,130	LBM Acquisition LLC 0.05%, 12/18/2027, 1 mo. USD LIBOR + 3.750%	677,580
425,700	Les Schwab Tire Centers 4.00%, 11/02/2027, 1 mo. USD LIBOR + 3.250%	424,236
477,600	Michaels Cos., Inc. 5.00%, 04/15/2028, 1 mo. USD LIBOR + 4.250%	470,436
263,675	PetSmart, Inc. 4.50%, 02/12/2028, 1 mo. USD LIBOR + 3.750%	263,098
706,450	SRS Distribution, Inc. 4.27%, 06/04/2028, 1 mo. USD LIBOR + 3.750%	705,369
350,481	Staples, Inc. 5.13%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	334,054
291,312	White Cap Buyer LLC 6.25%, 10/19/2027, 1 mo. USD LIBOR + 4.000%	291,047
		16,922,818
	Semiconductors - 0.0%
490,000	MKS Instruments, Inc. 0.00%, 10/21/2028(10)	488,927
	Software - 0.4%
290,000	Athenahealth, Inc. 0.00%, 01/26/2029(10)	288,611
EUR 310,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	348,343
$ 645,988	DCert Buyer, Inc. 4.11%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	645,587

257

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Software - 0.4% - (continued)
$ 1,876,172	Dun & Bradstreet Corp. 3.36%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	$ 1,867,805
252,475	Epicor Software Corp. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	251,730
440,645	Finastra USA, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	438,953
476,801	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	476,563
545,000	Mitchell International, Inc. 4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	540,231
198,239	Navicure, Inc. 4.11%, 10/23/2026, 1 mo. USD LIBOR + 4.000%	197,868
458,850	Polaris Newco LLC 4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	458,483
391,104	Quest Software U.S. Holdings, Inc. 5.69%, 05/18/2025, 3 mo. USD LIBOR + 4.250%	388,495
638,400	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	634,876
1,343,444	SS&C European Holdings S.a.r.l. 1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,326,651
	SS&C Technologies, Inc.
2,156,692	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,132,192
1,654,952	1.86%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,634,265
	Ultimate Software Group, Inc.
247,505	3.75%, 05/03/2026, 1 mo. USD LIBOR + 3.250%	246,688
323,557	3.86%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	322,894
1,080,090	Zelis Healthcare Corp. 0.03%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	1,075,251
		13,275,486
	Telecommunications - 0.1%
518,874	Altice France S.A. 3.93%, 01/31/2026, 3 mo. USD LIBOR + 3.688%(2)	515,242
161,700	CenturyLink, Inc. 2.36%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	158,932
233,237	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%	232,596
	Lorca Finco plc
EUR 460,000	0.00%, 09/18/2027, 3 mo. EURIBOR + 3.750%(10)	514,364
425,000	4.25%, 09/18/2027, 3 mo. EURIBOR + 4.250%	477,318
$ 154,800	Zacapa LLC 4.72%, 07/03/2025, 3 mo. USD LIBOR + 4.500%	154,800
	Zayo Group Holdings, Inc.
765,053	3.11%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	753,699
EUR 98,250	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	109,436
		2,916,387
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.4%(9) - (continued)
	Textiles - 0.0%
$ 685,000	Crocs, Inc. 0.00%, 01/26/2029(10)	$ 680,376
	Transportation - 0.0%
520,000	First Student Bidco, Inc. 3.50%, 07/21/2028, 1 mo. USD LIBOR + 3.000%	516,895
522,375	Savage Enterprises LLC 3.75%, 09/17/2028, 1 mo. USD LIBOR + 3.250%	521,315
		1,038,210
	Total Senior Floating Rate Interests (cost $149,066,749)	$ 148,059,315
U.S. GOVERNMENT AGENCIES - 36.7%
	Mortgage-Backed Agencies - 36.7%
	FHLMC - 2.6%
48,931	0.00%, 11/15/2036(13)(14)	$ 43,969
7,104,227	0.29%, 01/25/2027(3)(5)	90,394
10,111,185	0.48%, 01/25/2034(3)(5)	468,054
21,387,814	0.60%, 03/25/2027(3)(5)	592,111
5,771,731	0.64%, 10/25/2026(3)(5)	147,076
24,121,639	0.72%, 12/25/2030(3)(5)	1,351,685
12,229,727	0.75%, 06/25/2027(3)(5)	431,585
5,755,789	0.88%, 11/25/2030(3)(5)	380,318
10,414,695	1.03%, 10/25/2030(3)(5)	775,537
17,054,902	1.12%, 06/25/2030(3)(5)	1,388,822
11,730,351	1.13%, 01/25/2030(3)(5)	900,716
12,401,614	1.43%, 05/25/2030(3)(5)	1,273,686
7,758,010	1.57%, 05/25/2030(3)(5)	865,754
756,829	1.75%, 10/15/2042	744,351
1,634,767	1.96%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,641,751
3,130,027	2.00%, 02/01/2051	3,054,966
7,633,334	2.00%, 03/01/2051	7,452,718
760,286	2.41%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	770,995
3,967,081	2.46%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	4,005,683
374,772	2.50%, 12/15/2026(5)	9,061
510,906	2.50%, 03/15/2028(5)	25,590
401,621	2.50%, 05/15/2028(5)	22,169
1,804,910	2.50%, 05/01/2050	1,809,303
629,813	2.56%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	636,633
1,127,272	2.75%, 12/15/2041	1,145,210
708,026	3.00%, 03/15/2028(5)	42,382
516,444	3.00%, 08/01/2029	539,817
429,232	3.00%, 05/15/2032(5)	17,634
4,777,247	3.00%, 10/01/2032	4,976,446
380,365	3.00%, 03/15/2033(5)	34,029
1,961,179	3.00%, 04/01/2033	2,042,600
1,895,647	3.00%, 11/01/2036	1,962,065
1,873,591	3.00%, 01/01/2037	1,939,551
302,000	3.00%, 04/15/2042	311,358
4,050,000	3.00%, 08/15/2043	4,156,592
4,300,608	3.00%, 11/01/2046	4,459,644
9,002,691	3.00%, 12/01/2046	9,341,950
995,000	3.12%, 10/25/2031(3)	1,076,543
460,307	3.25%, 11/15/2041	482,015
109,029	3.50%, 06/15/2026(5)	709

258

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.7% - (continued)
	Mortgage-Backed Agencies - 36.7% - (continued)
	FHLMC - 2.6% - (continued)
$ 177,082	3.50%, 09/15/2026(5)	$ 9,126
242,508	3.50%, 03/15/2027(5)	11,960
5,895,328	3.50%, 01/15/2033(5)	656,397
937,713	3.50%, 08/01/2034	989,340
1,176,645	3.50%, 03/15/2041(5)	63,471
2,132,001	3.50%, 01/15/2043(5)	328,409
329,028	3.50%, 06/01/2046	348,207
1,611,323	3.50%, 10/01/2047	1,690,041
785,109	3.50%, 12/01/2047	827,046
1,984,567	3.50%, 01/01/2048	2,083,978
1,523,167	3.50%, 03/01/2048	1,612,673
134,335	3.50%, 04/01/2048	141,132
659,415	3.50%, 05/01/2048	690,298
1,261,436	3.50%, 12/01/2048	1,320,668
672,412	4.00%, 08/01/2025	703,543
173,633	4.00%, 08/15/2026(5)	7,462
714,397	4.00%, 07/15/2027(5)	31,944
971,204	4.00%, 03/15/2028(5)	49,395
255,248	4.00%, 06/15/2028(5)	14,506
686,158	4.00%, 07/15/2030(5)	62,878
2,134,786	4.00%, 05/25/2040(5)	263,609
906,155	4.00%, 05/01/2042	981,046
288,223	4.00%, 08/01/2042	312,566
455,342	4.00%, 09/01/2042	492,576
132,226	4.00%, 07/01/2044	142,101
400,744	4.00%, 02/01/2046	430,690
1,040,402	4.00%, 11/01/2047	1,108,989
164,740	4.00%, 09/01/2048	175,097
225,935	4.50%, 02/01/2039	247,639
1,685,099	4.50%, 05/01/2042	1,846,712
445,101	4.50%, 07/01/2042	487,789
256,418	4.50%, 09/01/2044	278,580
986,615	4.75%, 07/15/2039	1,081,008
173,128	5.00%, 09/01/2029	190,142
271,919	5.00%, 01/01/2030	298,733
30,662	5.00%, 09/01/2033	34,395
573,177	5.00%, 09/15/2033(5)	89,770
4,957	5.00%, 07/01/2035	5,566
88,426	5.00%, 04/01/2038	99,331
199,313	5.00%, 05/01/2039	223,760
256,841	5.00%, 08/01/2039	288,674
156,600	5.00%, 09/01/2039	174,422
243,198	5.00%, 01/01/2040	273,255
84,282	5.00%, 08/01/2040	94,698
3,691	5.00%, 02/01/2041	4,113
113,944	5.00%, 07/01/2041	127,894
173,013	5.00%, 04/01/2044	194,205
4,648,926	5.00%, 03/15/2045(5)	953,424
80,078	5.00%, 03/01/2047	87,434
20,294	5.00%, 11/01/2047	22,143
801,432	5.00%, 02/15/2048(5)	160,070
24,650	5.50%, 08/15/2033	27,555
451,613	5.50%, 04/15/2036(5)	79,716
4,402	5.50%, 11/01/2037	5,003
577	5.50%, 02/01/2038	656
186,454	5.50%, 04/01/2038	211,948
19,088	5.50%, 06/01/2038	21,715
1,076,964	5.50%, 08/01/2038	1,196,284
56,381	5.50%, 05/01/2040	64,068
231,064	5.50%, 08/01/2040	262,569
258,719	5.50%, 06/01/2041	293,990
1,698,907	5.50%, 10/15/2046(5)	317,030
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.7% - (continued)
	Mortgage-Backed Agencies - 36.7% - (continued)
	FHLMC - 2.6% - (continued)
$ 880,151	5.50%, 12/15/2046(5)	$ 152,896
8,794	6.00%, 01/01/2023	8,877
10,036	6.00%, 11/01/2032	11,010
67,900	6.00%, 11/01/2033	77,650
48,956	6.00%, 02/01/2034	55,985
73,659	6.00%, 07/01/2034	84,451
21,273	6.00%, 08/01/2034	24,389
35,470	6.00%, 09/01/2034	40,152
20,791	6.00%, 01/01/2035	22,917
20,044	6.00%, 03/01/2035	22,884
19,596	6.00%, 05/01/2038	21,503
106,552	6.00%, 06/01/2038	120,284
335,192	6.00%, 05/15/2039	381,129
291,795	6.50%, 07/15/2036	323,725
		88,052,763
	FNMA - 4.7%
51,968	0.00%, 03/25/2036(13)(14)	45,767
491,923	0.00%, 06/25/2036(13)(14)	454,595
716,598	0.00%, 06/25/2041(13)(14)	642,815
100,000	0.00%, 09/25/2041(13)(14)	74,474
8,765,116	0.33%, 01/25/2030(3)(5)	168,722
1,149,120	1.43%, 05/25/2046(3)(5)	59,078
14,047,106	1.44%, 05/25/2029(3)(5)	1,244,729
1,105,622	1.61%, 08/25/2044(3)(5)	59,677
1,094,191	1.61%, 06/25/2055(3)(5)	57,437
1,331,633	1.69%, 04/25/2055(3)(5)	63,931
1,368,699	1.75%, 12/25/2042	1,347,620
891,266	2.00%, 09/25/2039	885,837
46,029	2.00%, 08/25/2043	46,050
9,772,839	2.00%, 02/01/2051	9,548,794
23,923,348	2.00%, 03/01/2051	23,373,530
275,742	2.50%, 06/25/2028(5)	13,873
189,635	2.50%, 01/01/2043	190,952
1,185,698	2.50%, 02/01/2043	1,195,939
1,122,217	2.50%, 03/01/2043	1,131,323
420,000	2.50%, 03/25/2043	420,052
525,481	2.50%, 04/01/2043	530,440
251,428	2.50%, 06/01/2043	253,694
409,226	2.50%, 08/01/2043	413,070
11,586,101	2.50%, 11/01/2051	11,636,769
6,278,999	2.50%, 12/01/2051	6,283,469
14,000,000	2.50%, 02/01/2052	14,021,156
94,348	2.55%, 07/25/2044	95,573
710,391	3.00%, 02/25/2027(5)	26,100
277,169	3.00%, 09/25/2027(5)	15,986
172,472	3.00%, 12/25/2027(5)	11,056
1,356,086	3.00%, 01/25/2028(5)	73,371
369,512	3.00%, 01/01/2030	384,030
3,845,884	3.00%, 04/25/2033(5)	252,107
1,016,096	3.00%, 08/01/2033	1,057,682
386,661	3.00%, 06/01/2035	403,387
369,791	3.00%, 07/01/2035	385,354
2,209,912	3.00%, 03/01/2037	2,292,083
72,812	3.00%, 10/01/2037	75,456
516,911	3.00%, 05/25/2047	524,771
1,987,118	3.00%, 09/01/2048	2,056,269
1,639,435	3.00%, 08/25/2049	1,678,477
2,391,926	3.00%, 10/01/2051	2,447,620
600,000	3.00%, 09/25/2057	628,414
237,507	3.24%, 12/01/2026	251,379
607,532	3.30%, 12/01/2026	644,391
326,189	3.38%, 12/01/2029	354,953

259

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.7% - (continued)
	Mortgage-Backed Agencies - 36.7% - (continued)
	FNMA - 4.7% - (continued)
$ 512,697	3.41%, 11/01/2024	$ 535,356
757,900	3.50%, 05/25/2027(5)	46,825
527,817	3.50%, 10/25/2027(5)	35,748
503,742	3.50%, 05/25/2030(5)	42,641
197,733	3.50%, 08/25/2030(5)	14,057
352,269	3.50%, 02/25/2031(5)	19,171
3,382,083	3.50%, 08/25/2033(5)	376,640
435,059	3.50%, 09/25/2035(5)	44,082
3,453,345	3.50%, 11/25/2039(5)	382,095
115,495	3.50%, 09/01/2043	122,699
854,057	3.50%, 10/01/2044	905,432
757,712	3.50%, 02/01/2045	801,871
969,184	3.50%, 01/01/2046	1,023,902
150,847	3.50%, 02/01/2046	159,469
741,522	3.50%, 03/01/2046	783,506
1,285,489	3.50%, 09/01/2046	1,356,062
495,245	3.50%, 10/01/2046	521,424
462,834	3.50%, 10/25/2046(5)	78,178
713,831	3.50%, 11/01/2046	753,327
3,857,478	3.50%, 12/01/2046	4,100,644
1,334,943	3.50%, 05/01/2047	1,407,604
2,640,925	3.50%, 09/01/2047	2,775,013
474,131	3.50%, 12/01/2047	499,640
1,336,142	3.50%, 01/01/2048	1,399,375
417,791	3.50%, 02/01/2048	440,298
503,930	3.50%, 02/25/2048	516,743
500,000	3.50%, 05/25/2048	531,157
1,985,589	3.50%, 07/01/2048	2,097,039
432,846	3.50%, 11/01/2048	453,387
6,305,509	3.50%, 09/01/2057	6,635,706
2,634,812	3.50%, 05/01/2058	2,812,896
3,541,801	3.50%, 12/25/2058	3,752,119
200,000	3.55%, 02/01/2030	218,757
166,787	4.00%, 06/01/2025	174,497
896,643	4.00%, 05/25/2027(5)	45,255
1,054,891	4.00%, 01/25/2038(5)	149,292
705,059	4.00%, 04/01/2038	755,541
1,318,343	4.00%, 10/01/2040	1,428,494
500,536	4.00%, 11/01/2040	542,538
511,413	4.00%, 12/01/2040	553,179
178,193	4.00%, 02/01/2041	193,043
538,593	4.00%, 03/01/2041	583,332
1,550,055	4.00%, 06/01/2041	1,675,557
224,275	4.00%, 03/25/2042(5)	24,495
197,130	4.00%, 08/01/2042	213,687
503,104	4.00%, 09/01/2042	545,331
131,184	4.00%, 11/25/2042(5)	17,454
237,082	4.00%, 11/25/2043	254,244
68,013	4.00%, 06/01/2044	73,693
8,922	4.00%, 08/01/2044	9,667
71,130	4.00%, 10/01/2044	76,873
119,993	4.00%, 11/01/2044	129,182
74,498	4.00%, 03/01/2045	80,532
109,161	4.00%, 05/01/2045	117,500
638,487	4.00%, 07/01/2045	690,721
412,351	4.00%, 05/01/2046	443,599
559,965	4.00%, 06/01/2046	601,928
655,178	4.00%, 04/01/2047	708,844
1,282,344	4.00%, 10/01/2047	1,364,672
1,342,559	4.00%, 11/01/2047	1,429,524
1,123,198	4.00%, 09/01/2048	1,188,722
2,418,808	4.00%, 01/01/2049	2,561,337
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.7% - (continued)
	Mortgage-Backed Agencies - 36.7% - (continued)
	FNMA - 4.7% - (continued)
$ 464,366	4.06%, 03/01/2030	$ 520,507
92,990	4.50%, 08/01/2024	96,679
6,012	4.50%, 04/01/2025	6,267
146,224	4.50%, 07/25/2027(5)	6,220
394,035	4.50%, 09/01/2035	430,663
77,569	4.50%, 08/01/2040	84,734
972,918	4.50%, 10/01/2040	1,065,275
48,114	4.50%, 08/01/2041	52,777
11,233	4.50%, 09/01/2041	12,322
448,803	4.50%, 10/01/2041	491,562
1,946,269	4.50%, 08/25/2043(5)	320,682
405,456	4.50%, 09/01/2043	443,700
338,843	4.50%, 09/25/2048(5)	48,387
1,109,817	4.50%, 04/01/2049	1,185,533
2,899,228	4.50%, 01/01/2051	3,206,896
117,043	5.00%, 04/25/2038	125,289
1,722,788	5.00%, 12/25/2043(5)	325,146
8,642	5.50%, 06/01/2022	8,670
75,171	5.50%, 06/01/2033	84,458
304,787	5.50%, 07/01/2033	341,314
17,096	5.50%, 08/01/2033	19,213
1,104,572	5.50%, 11/01/2035	1,247,359
250,139	5.50%, 04/01/2036	279,816
225,833	5.50%, 04/25/2037	253,505
316,319	5.50%, 11/01/2037	353,081
2,025,585	5.50%, 11/25/2040(5)	302,459
67,070	5.50%, 05/25/2042(3)(5)	6,825
547,603	5.50%, 06/25/2042(5)	120,943
952,165	5.50%, 09/25/2044(5)	190,634
769,042	5.50%, 07/25/2045(5)	137,780
6,227	6.00%, 11/01/2031	6,827
104,066	6.00%, 12/01/2032	115,741
104,679	6.00%, 03/01/2033	117,964
202,947	6.00%, 02/01/2037	233,288
164,288	6.00%, 12/01/2037	188,839
115,009	6.00%, 03/01/2038	132,393
50,258	6.00%, 10/01/2038	57,783
1,569,635	6.00%, 01/25/2042(5)	193,797
1,091,134	6.00%, 09/25/2047(5)	228,626
1,759	7.50%, 12/01/2029	1,823
7,848	7.50%, 03/01/2030	8,867
10,041	7.50%, 09/01/2031	10,249
5,200,000	5.00%, 02/22/2052	5,795,062
1,000,000	5.50%, 02/22/2052	1,093,185
		160,050,988
	GNMA - 5.9%
629,210	1.75%, 09/20/2043	628,548
508,600	2.00%, 01/20/2042	513,240
560,000	2.00%, 02/22/2052(15)	553,634
548,176	2.14%, 04/20/2040	520,791
568,415	2.50%, 12/16/2039	577,439
1,095,552	2.50%, 07/20/2041	1,098,560
3,893,708	2.50%, 09/20/2051	3,925,008
12,824,669	2.50%, 10/20/2051	12,927,760
3,290,000	2.50%, 02/22/2052(15)	3,312,105
3,250,000	2.50%, 03/21/2052(15)	3,265,107
354,533	3.00%, 09/20/2028(5)	19,929
5,348,904	3.00%, 05/20/2035(5)	326,191
303,234	3.00%, 09/16/2042	308,152
296,118	3.00%, 09/20/2042	311,788
86,906	3.00%, 11/15/2042	90,739
374,682	3.00%, 02/16/2043(5)	43,419

260

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.7% - (continued)
	Mortgage-Backed Agencies - 36.7% - (continued)
	GNMA - 5.9% - (continued)
$ 91,557	3.00%, 06/15/2043	$ 94,715
57,490	3.00%, 07/15/2043	58,863
46,563	3.00%, 10/15/2044	47,933
69,345	3.00%, 02/15/2045	71,094
39,437	3.00%, 03/15/2045	40,753
171,355	3.00%, 04/15/2045	176,881
384,446	3.00%, 04/20/2045	397,563
41,601	3.00%, 06/15/2045	42,898
1,023,535	3.00%, 07/15/2045	1,052,429
17,005	3.00%, 08/15/2045	17,484
47,714	3.00%, 11/20/2045	49,322
169,000	3.00%, 02/20/2046	176,934
647,970	3.00%, 10/20/2047	663,348
4,011,731	3.00%, 10/20/2051	4,115,286
13,126,251	3.00%, 12/20/2051	13,461,645
37,525,000	3.00%, 02/22/2052(15)	38,431,338
37,500,000	3.00%, 03/21/2052(15)	38,317,843
149,048	3.50%, 02/16/2027(5)	8,435
382,472	3.50%, 03/20/2027(5)	22,600
338,817	3.50%, 07/20/2040(5)	15,221
426,744	3.50%, 12/20/2040	441,009
439,922	3.50%, 02/20/2041(5)	12,789
965,643	3.50%, 04/20/2042(5)	58,758
282,008	3.50%, 05/15/2042	298,247
2,015,252	3.50%, 10/20/2042(5)	309,042
618,629	3.50%, 12/15/2042	655,997
624,520	3.50%, 03/15/2043	661,875
669,076	3.50%, 04/15/2043	709,571
1,349,975	3.50%, 05/15/2043	1,423,484
189,840	3.50%, 05/20/2043(5)	27,149
788,043	3.50%, 07/20/2043(5)	101,106
2,709,435	3.50%, 06/20/2046	2,840,112
2,704,106	3.50%, 02/20/2047	2,830,994
383,024	3.50%, 07/20/2047	400,269
3,009,637	3.50%, 08/20/2047	3,148,657
108,226	3.50%, 09/20/2047	113,569
133,640	3.50%, 10/20/2047	140,139
628,467	3.50%, 11/20/2047	657,466
573,902	3.50%, 03/20/2048	601,318
11,475,000	3.50%, 05/20/2049(15)	11,852,868
2,292,498	3.50%, 07/20/2049	2,377,153
11,495,000	3.50%, 02/22/2052(15)	11,903,162
1,758,591	3.88%, 08/15/2042	1,918,082
393,822	4.00%, 04/16/2026(5)	18,087
95,407	4.00%, 12/16/2026(5)	4,455
1,395,769	4.00%, 05/20/2029(5)	75,718
908,316	4.00%, 09/20/2040	977,421
148,026	4.00%, 10/20/2040	159,107
413,066	4.00%, 12/20/2040	449,174
80,325	4.00%, 02/15/2041	88,174
167,153	4.00%, 05/16/2042(5)	19,504
2,408,941	4.00%, 09/16/2042(5)	498,354
379,511	4.00%, 03/20/2043(5)	63,019
135,294	4.00%, 01/20/2044(5)	22,233
2,157,497	4.00%, 02/20/2045	2,321,285
1,713,436	4.00%, 08/20/2045	1,841,520
1,218,038	4.00%, 03/20/2047(5)	148,253
530,637	4.00%, 11/20/2047	569,700
1,487,814	4.00%, 03/20/2048	1,584,852
6,398,263	4.00%, 07/20/2048	6,729,554
20,616	4.50%, 07/15/2033	22,976
34,669	4.50%, 05/15/2040	38,856
299,432	4.50%, 06/15/2041	335,410
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.7% - (continued)
	Mortgage-Backed Agencies - 36.7% - (continued)
	GNMA - 5.9% - (continued)
$ 24,054	4.50%, 09/20/2041	$ 26,548
12,646	4.50%, 05/20/2044	13,935
656,471	4.50%, 06/20/2044	724,566
555,512	4.50%, 10/20/2044	609,300
550,654	4.50%, 04/20/2045(5)	93,415
965,816	4.50%, 05/20/2045(5)	146,676
3,040,415	4.50%, 08/20/2045(5)	500,648
467,435	4.50%, 01/20/2046	512,350
1,885,115	4.50%, 12/16/2046(5)	301,778
1,909,968	4.50%, 01/20/2047(5)	205,029
1,996,688	4.50%, 05/20/2048(5)	292,815
1,805,777	4.50%, 08/20/2049	1,901,044
3,083,191	4.50%, 09/20/2049	3,244,568
76,280	5.00%, 05/20/2034	85,032
25,865	5.00%, 07/15/2039	29,735
1,481,603	5.00%, 02/16/2040(5)	267,583
247,080	5.00%, 05/20/2040(5)	48,165
392,254	5.00%, 06/15/2041	443,264
568,726	5.00%, 10/16/2041(5)	93,130
566,904	5.00%, 03/15/2044	640,138
932,652	5.00%, 06/20/2046(5)	149,913
332,368	5.00%, 01/16/2047(5)	64,437
228,094	5.00%, 09/16/2047(5)	43,989
276,456	5.00%, 06/20/2048(5)	43,418
265,603	5.50%, 05/15/2033	300,997
16,539	5.50%, 06/15/2035	18,716
20,354	5.50%, 04/15/2038	22,339
207,316	5.50%, 05/20/2038	228,274
1,119,614	5.50%, 03/20/2039(5)	137,718
1,054,240	5.50%, 02/16/2047(5)	174,627
526,514	5.50%, 02/20/2047(5)	90,923
243,190	5.50%, 05/20/2047(5)	42,850
868,033	5.87%, 07/20/2039(3)(5)	96,838
17,749	6.00%, 02/15/2029	19,426
43,881	6.00%, 11/15/2032	48,578
80,965	6.00%, 02/15/2033	88,809
9,702	6.00%, 07/15/2033	10,631
32,902	6.00%, 10/15/2034	36,087
151,698	6.00%, 03/15/2036	168,181
1,830	6.00%, 05/15/2036	2,081
53,853	6.00%, 10/15/2036	62,130
21,116	6.00%, 01/15/2037	23,315
66,838	6.00%, 02/15/2037	77,102
115,539	6.00%, 06/15/2037	132,435
58,163	6.00%, 11/15/2037	64,402
39,217	6.00%, 06/15/2038	43,459
49,025	6.00%, 08/15/2038	55,035
99,959	6.00%, 10/15/2038	110,203
56,564	6.00%, 11/15/2038	63,719
39,246	6.00%, 12/15/2038	43,534
54,018	6.00%, 01/15/2039	60,339
142,958	6.00%, 04/15/2039	156,753
69,189	6.00%, 08/15/2039	75,776
5,500	6.00%, 09/15/2039	6,027
25,540	6.00%, 11/15/2039	28,586
10,747	6.00%, 06/15/2040	11,774
77,065	6.00%, 09/15/2040	87,379
1,208,059	6.00%, 09/20/2040(5)	227,090
76,119	6.00%, 12/15/2040	86,878
250,327	6.00%, 06/15/2041	288,593
1,004,009	6.00%, 02/20/2046(5)	153,439
8,980	6.50%, 09/15/2028	9,815
871	6.50%, 10/15/2028	952

261

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.7% - (continued)
	Mortgage-Backed Agencies - 36.7% - (continued)
	GNMA - 5.9% - (continued)
$ 3,574	6.50%, 12/15/2028	$ 3,906
23,256	6.50%, 05/15/2029	25,909
21,983	6.50%, 08/15/2031	24,027
2,289	6.50%, 09/15/2031	2,502
9,321	6.50%, 10/15/2031	10,188
99,996	6.50%, 11/15/2031	109,299
20,892	6.50%, 01/15/2032	22,836
4,712	6.50%, 03/15/2032	5,150
4,769	6.50%, 04/15/2032	5,212
		199,181,778
	UMBS - 23.5%
3,865,000	1.50%, 02/14/2052(15)	3,656,652
23,050,000	2.00%, 02/17/2037(15)	23,162,549
315,912,000	2.00%, 02/14/2052(15)	308,014,200
162,685,000	2.00%, 03/14/2052(15)	158,267,237
26,570,000	2.50%, 02/17/2037(15)	27,159,522
197,137,000	2.50%, 02/11/2051(15)	196,890,579
3,200,000	3.00%, 02/17/2037	3,313,588
47,421,000	3.00%, 02/14/2052(15)	48,468,179
11,965,000	3.50%, 02/14/2052(15)	12,471,643
8,057,000	4.00%, 02/11/2051(15)	8,513,668
7,005,000	4.50%, 06/25/2048(15)	7,473,491
2,671,500	5.00%, 02/14/2052(15)	2,907,921
		800,299,229
	Total U.S. Government Agencies (cost $1,251,463,396)	$ 1,247,584,758
U.S. GOVERNMENT SECURITIES - 27.0%
	Other Direct Federal Obligations - 0.0%
	FHLB - 0.0%
700,000	4.25%, 09/15/2065	$ 952,787
	U.S. Treasury Securities - 27.0%
	U.S. Treasury Bonds - 13.6%
2,487,088	0.13%, 02/15/2051(16)	2,676,729
13,072,444	0.88%, 02/15/2047(16)	16,329,831
1,966,545	1.00%, 02/15/2048(16)	2,546,266
82,220,000	1.25%, 05/15/2050	67,025,358
17,030,000	1.38%, 11/15/2040	14,956,465
23,005,000	1.38%, 08/15/2050	19,351,159
21,775,000	1.75%, 08/15/2041	20,311,992
20,855,000	1.88%, 02/15/2041	19,910,823
8,025,000	2.25%, 05/15/2041	8,127,820
18,100,000	2.50%, 02/15/2046(17)(18)	19,210,039
23,034,000	2.88%, 11/15/2046(19)	26,187,679
6,035,000	3.00%, 05/15/2045	6,940,250
12,500,000	3.00%, 02/15/2047	14,543,945
17,840,000	3.00%, 02/15/2048	20,937,609
28,740,000	3.13%, 02/15/2043(18)	33,377,693
55,100,000	3.13%, 08/15/2044(18)	64,406,734
22,900,000	3.13%, 05/15/2048	27,524,727
63,465,000	3.38%, 05/15/2044(18)	76,953,792
		461,318,911
	U.S. Treasury Notes - 13.4%
3,159,598	0.13%, 07/15/2030(16)	3,430,303
25,955,000	0.63%, 11/30/2027	24,410,880
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 27.0% - (continued)
	U.S. Treasury Securities - 27.0% - (continued)
	U.S. Treasury Notes - 13.4% - (continued)
$ 63,395,000	0.63%, 12/31/2027(18)	$ 59,556,631
30,559,000	0.63%, 05/15/2030	27,904,187
124,910,000	0.63%, 08/15/2030(18)	113,731,531
13,785,000	0.75%, 04/30/2026	13,319,218
6,138,925	0.75%, 07/15/2028(16)	6,859,929
52,390,000	1.25%, 08/15/2031	49,983,334
80,440,000	1.38%, 11/15/2031	77,524,050
35,920,000	1.63%, 05/15/2031	35,482,225
30,700,000	2.88%, 08/15/2028	32,868,187
10,320,000	3.13%, 11/15/2028	11,232,675
		456,303,150
	Total U.S. Government Securities (cost $931,542,851)	$ 918,574,848
COMMON STOCKS - 0.0%
	Diversified Financials - 0.0%
13,623	Philadelphia Energy Solutions(20)(21)	$ —
	Energy - 0.0%
38,914	Ascent Resources - Marcellus LLC Class A(20)(21)	44,362
4,601	Foresight Energy LLC*	64,412
		108,774
	Total Common Stocks (cost $281,412)	$ 108,774
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 3.50%*(2)	$ 424,919
	Total Preferred Stocks (cost $332,990)	$ 424,919
WARRANTS - 0.0%
	Energy - 0.0%
10,075	Ascent Resources - Marcellus LLC Expires 3/30/2023(20)(21)	$ 201
	Total Warrants (cost $806)	$ 201
	Total Long-Term Investments (Cost $4,307,060,301)	$ 4,251,455,585
SHORT-TERM INVESTMENTS - 2.3%
	Repurchase Agreements - 2.3%
76,920,214	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $76,920,257; collateralized by U.S. Treasury Note at 1.125%, maturing 08/31/2028, with a market value of $78,458,622	$ 76,920,214

262

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 2.3% - (continued)
	Securities Lending Collateral - 0.0%
30,587	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(22)		$ 30,587
823,752	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(22)		823,752
46,662	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(22)		46,662
			901,001
	Total Short-Term Investments (cost $77,821,215)		$ 77,821,215
	Total Investments Excluding Purchased Options (cost $4,384,881,516)	127.4%	$ 4,329,276,800
	Total Purchased Options (cost $1,884,370)	0.0%	$ 210,358
	Total Investments (cost $4,386,765,886)	127.4%	$ 4,329,487,158
	Other Assets and Liabilities	(27.4)%	(932,031,777)
	Total Net Assets	100.0%	$ 3,397,455,381
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $954,126,075, representing 28.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $68,477,953, representing 2.0% of net assets.
(7)	Represents entire or partial securities on loan.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2022.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2022, the aggregate value of the unfunded commitment was $53,824, which represents 0.0% of total net assets.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2022, the market value of securities pledged was $13,266,601.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2022, the market value of securities pledged was $12,027,495.
(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2022, the market value of securities pledged was $9,270,787.
(20)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $44,563, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(21)	Investment valued using significant unobservable inputs.
(22)	Current yield as of period end.

263

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

OTC Swaptions Outstanding at January 31, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap	CBK	2.20%	Pay	03/14/2022	USD	105,715,000	$ 210,358	$ 1,884,370	$ (1,674,012)
Written swaptions:
Call
CDX.NA.IG.S37	BOA	60.00%	Receive	02/16/2022	USD	(256,050,000)	$ (344,275)	$ (419,922)	$ 75,647
Put
3 Month USD-LIBOR-BBA-Interest Rate Swap	CBK	1.50%	Receive	03/14/2022	USD	(105,715,000)	$ (1,316,898)	$ (1,162,865)	$ (154,033)
CDX.NA.IG.S37	BOA	60.00%	Receive	02/16/2022	USD	(256,050,000)	(440,949)	(460,890)	19,941
							$ (1,757,847)	$ (1,623,755)	$ (134,092)
Total Written Option Contracts OTC swaption contracts							$ (2,102,122)	$ (2,043,677)	$ (58,445)

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	2,645	03/31/2022	$ 315,292,265	$ (2,480,935)
Short position contracts:
Euro-BUND Future	730	03/08/2022	$ 138,690,282	$ 1,762,483
Euro-BUXL 30-Year Bond Future	88	03/08/2022	20,098,976	1,273,262
U.S. Treasury 2-Year Note Future	3,434	03/31/2022	743,997,562	2,100,487
U.S. Treasury 10-Year Note Future	448	03/22/2022	57,330,000	6,736
U.S. Treasury 10-Year Ultra Future	1,329	03/22/2022	189,818,578	1,800,273
U.S. Treasury Long Bond Future	400	03/22/2022	62,250,000	1,931,135
U.S. Treasury Ultra Bond Future	462	03/22/2022	87,289,125	2,997,288
Total				$ 11,871,664
Total futures contracts				$ 9,390,729

TBA Sale Commitments Outstanding at January 31, 2022
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 1.50%	$ 17,840,000	02/17/2037	$ (17,559,159)	$ 90,594
GNMA, 2.00%	7,775,000	02/22/2052	(7,686,620)	3,948
GNMA, 4.50%	985,000	02/22/2052	(1,036,409)	5,998
UMBS, 5.00%	535,000	02/14/2052	(582,346)	52
UMBS, 5.50%	1,700,000	02/14/2052	(1,856,821)	(20,821)
Total TBA sale commitments (proceeds receivable $28,801,126)			$ (28,721,355)	$ 79,771
At January 31, 2022, the aggregate market value of TBA Sale Commitments represents (0.8)% of total net assets.

264

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	918	(0.18%)	07/25/2045	Monthly	$ 13	$ —	$ 11	$ (2)
ABX.HE.AAA.07	GSC	USD	144,633	(0.09%)	08/25/2037	Monthly	29,698	—	6,254	(23,444)
ABX.HE.AAA.07	GSC	USD	633,493	(0.09%)	08/25/2037	Monthly	130,746	—	27,393	(103,353)
ABX.HE.AAA.07	CSI	USD	1,374,014	(0.09%)	08/25/2037	Monthly	326,067	—	59,414	(266,653)
ABX.HE.PENAAA.06	MSC	USD	119,215	(0.11%)	05/25/2046	Monthly	13,211	—	8,729	(4,482)
ABX.HE.PENAAA.06	JPM	USD	393,948	(0.11%)	05/25/2046	Monthly	43,551	—	28,844	(14,707)
ABX.HE.PENAAA.06	GSC	USD	317,825	(0.11%)	05/25/2046	Monthly	73,911	—	23,271	(50,640)
PrimeX.ARM.2(2)(3)	MSC	USD	65,795	(4.58%)	12/25/2037	Monthly	—	(146)	(322)	(176)
Total							$ 617,197	$ (146)	$ 153,594	$ (463,457)
Sell protection:
ABX.HE.AAA.06	MSC	USD	918	0.18%	07/25/2045	Monthly	$ —	$ —	$ (11)	$ (11)
ABX.HE.AAA.07	MSC	USD	144,633	0.09%	08/25/2037	Monthly	1,081	—	(6,254)	(7,335)
ABX.HE.AAA.07	MSC	USD	633,492	0.09%	08/25/2037	Monthly	4,704	—	(27,391)	(32,095)
ABX.HE.AAA.07	MSC	USD	1,374,013	0.09%	08/25/2037	Monthly	10,273	—	(59,410)	(69,683)
ABX.HE.PENAAA.06	BCLY	USD	830,991	0.11%	05/25/2046	Monthly	—	(17,855)	(60,841)	(42,986)
CMBX.NA.BB.8	CSI	USD	512,146	5.00%	10/17/2057	Monthly	—	(126,243)	(195,409)	(69,166)
CMBX.NA.BB.8	MSC	USD	1,844,694	5.00%	10/17/2057	Monthly	—	(454,746)	(703,842)	(249,096)
CMBX.NA.BB.8	GSC	USD	2,681,521	5.00%	10/17/2057	Monthly	—	(591,846)	(1,023,133)	(431,287)
CMBX.NA.BBB-.6	MSC	USD	29,947	3.00%	05/11/2063	Monthly	—	(4,069)	(6,813)	(2,744)
CMBX.NA.BBB-.6	GSC	USD	44,920	3.00%	05/11/2063	Monthly	—	(4,582)	(11,149)	(6,567)
PrimeX.ARM.2(2)(3)	JPM	USD	65,795	4.58%	12/25/2037	Monthly	1,980	—	322	(1,658)
Total							$ 18,038	$ (1,199,341)	$ (2,093,931)	$ (912,628)
Total OTC credit default swap contracts							$ 635,235	$ (1,199,487)	$ (1,940,337)	$ (1,376,085)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	These investments are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2022, the aggregate fair value of these securities are $(1,834), which represented (0.0)% of total net assets. This amount excludes investments that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.35.V1	USD	24,850,000	(1.00%)	06/20/2026	Quarterly	$ 668,338	$ 1,043,278	$ 374,940
Total						$ 668,338	$ 1,043,278	$ 374,940
Credit default swaps on single-name issues:
Sell protection:
Panama Republic (BBB)	USD	4,475,000	1.00%	06/20/2026	Quarterly	$ 31,899	$ 34,192	$ 2,293
Total						$ 31,899	$ 34,192	$ 2,293
Total centrally cleared credit default swap contracts						$ 700,237	$ 1,077,470	$ 377,233

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

265

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	$ —	$ (78,838)	$ 265,306	$ 344,144
Total centrally cleared interest rate swaps contracts						$ —	$ (78,838)	$ 265,306	$ 344,144

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,325,257	USD	30,330,000	BRL	DEUT	03/16/2022	$ (319,400)
9,766,576	USD	8,622,028	EUR	TDB	02/28/2022	74,741
102,614,508	USD	90,483,000	EUR	DEUT	03/16/2022	857,544
3,496,604	USD	3,050,000	EUR	CBA	03/16/2022	66,581
13,784,290	USD	294,460,000	MXN	BNP	03/16/2022	(379,636)
6,618,505	USD	498,390,000	RUB	MSC	03/16/2022	244,467
Total foreign currency contracts						$ 544,297
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 783,825,080	$ —	$ 783,825,080	$ —
Corporate Bonds	884,998,500	—	884,998,500	—
Foreign Government Obligations	211,288,985	—	211,288,985	—
Municipal Bonds	56,590,205	—	56,590,205	—
Senior Floating Rate Interests	148,059,315	—	148,059,315	—
U.S. Government Agencies	1,247,584,758	—	1,247,584,758	—
U.S. Government Securities	918,574,848	—	918,574,848	—
Common Stocks
Diversified Financials	—	—	—	—
Energy	108,774	64,412	—	44,362
Preferred Stocks	424,919	424,919	—	—
Warrants	201	—	—	201
Short-Term Investments	77,821,215	901,001	76,920,214	—
Purchased Options	210,358	—	210,358	—
Foreign Currency Contracts(2)	1,243,333	—	1,243,333	—
Futures Contracts(2)	11,871,664	11,871,664	—	—
Swaps - Credit Default(2)	377,233	—	377,233	—
Swaps - Interest Rate(2)	344,144	—	344,144	—
Total	$ 4,343,323,532	$ 13,261,996	$ 4,330,016,973	$ 44,563
Liabilities
Foreign Currency Contracts(2)	$ (699,036)	$ —	$ (699,036)	$ —
Futures Contracts(2)	(2,480,935)	(2,480,935)	—	—
Swaps - Credit Default(2)	(1,376,085)	—	(1,374,251)	(1,834)
TBA Sale Commitments	(28,721,355)	—	(28,721,355)	—
Written Options	(2,102,122)	—	(2,102,122)	—
Total	$ (35,379,533)	$ (2,480,935)	$ (32,896,764)	$ (1,834)

(1)	For the period ended January 31, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2022 is not presented.
266

The Hartford World Bond Fund
Schedule of Investments
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%
	Bermuda - 0.2%
	Bellemeade Re Ltd.
$ 825,261	1.80%, 03/25/2031, 3 mo. USD SOFR + 1.750%(1)(2)	$ 825,260
1,105,000	4.11%, 03/25/2029(1)(2)	1,110,378
1,145,000	5.11%, 06/25/2030, 1 mo. USD LIBOR + 5.000%(1)(2)	1,146,363
	Home Re Ltd.
1,545,000	1.66%, 07/25/2033, 1 mo. USD LIBOR + 1.550%(1)(2)	1,539,190
1,360,000	5.36%, 10/25/2030(1)(2)	1,401,005
1,085,000	Traingle Re Ltd. 4.61%, 10/25/2030, 1 mo. USD LIBOR + 4.500%(1)(2)	1,087,342
		7,109,538
	Cayman Islands - 1.3%
810,000	ACRE Commercial Mortgage Ltd. 1.50%, 12/18/2037, 1 mo. USD LIBOR + 1.400%(1)(2)	807,038
2,125,000	Apidos CLO 2.84%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(1)(2)	2,059,486
	Arbor Realty Collateralized Loan Obligation Ltd.
2,290,000	2.21%, 02/15/2035, 3 mo. USD SOFR + 2.164%(1)(2)	2,287,236
2,500,000	2.86%, 02/15/2035, 3 mo. USD SOFR + 2.814%(1)(2)	2,478,087
	Arbor Realty Commercial Real Estate Notes Ltd.
1,060,000	1.50%, 05/15/2036, 1 mo. USD LIBOR + 1.400%(1)(2)	1,056,066
895,000	1.70%, 08/15/2034, 1 mo. USD LIBOR + 1.600%(1)(2)	886,157
1,295,000	1.91%, 09/15/2034, 3 mo. USD SOFR + 1.864%(1)(2)	1,294,637
1,205,000	Ares LVIII CLO Ltd. 7.27%, 01/15/2033(1)(2)	1,203,784
500,000	Atrium IX 3.78%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	499,485
480,000	BDS Ltd. 2.40%, 12/16/2036, 1 mo. USD LIBOR + 2.300%(1)(2)	479,207
1,500,000	BlueMountain CLO XXX Ltd. 7.97%, 01/15/2033, 3 mo. USD LIBOR + 7.730%(1)(2)	1,502,184
500,000	Carlyle CLO Ltd. 3.10%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(1)(2)	497,097
890,000	Cent CLO 21 Ltd. 3.47%, 07/27/2030(1)(2)	879,783
1,015,000	Covenant Credit Partners CLO Ltd. 2.09%, 10/15/2029, 3 mo. USD LIBOR + 1.850%(1)(2)	1,015,335
	Dryden Senior Loan Fund
940,000	7.12%, 04/15/2029, 3 mo. USD LIBOR + 6.880%(1)(2)	939,150
1,805,000	7.21%, 04/15/2029, 3 mo. USD LIBOR + 6.970%(1)(2)	1,804,152
1,660,000	Elmwood CLO VII Ltd. 2.49%, 01/17/2034(1)(2)	1,659,162
1,280,000	Flatiron CLO 20 Ltd. 1.91%, 11/20/2033(1)(2)	1,281,740
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	Cayman Islands - 1.3% - (continued)
$ 770,000	Greystone Commercial Real Estate 2.10%, 07/15/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	$ 768,135
1,500,000	Harriman Park CLO Ltd. 3.35%, 04/20/2034, 3 mo. USD LIBOR + 3.100%(1)(2)	1,491,054
2,240,000	LCM L.P. 2.20%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,240,284
3,000,000	Madison Park Funding Ltd. 2.15%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	3,000,702
	Magnetite Ltd.
430,000	3.01%, 07/25/2031, 3 mo. USD LIBOR + 2.750%(1)(2)	429,821
2,470,000	3.56%, 01/25/2032, 3 mo. USD LIBOR + 3.300%(1)(2)	2,472,218
750,000	OCP CLO Ltd. 3.99%, 01/17/2032, 3 mo. USD LIBOR + 3.750%(1)(2)	754,707
	Octagon Investment Partners Ltd.
2,765,000	2.51%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,765,055
970,000	7.16%, 02/14/2031, 3 mo. USD LIBOR + 7.000%(1)(2)	954,324
1,500,000	OZLM Ltd. 2.09%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,477,620
1,110,000	Palmer Square Loan Funding Ltd. 2.56%, 05/20/2029, 3 mo. USD LIBOR + 2.400%(1)(2)	1,097,300
1,840,000	Point Au Roche Park CLO Ltd. 1.85%, 07/20/2034, 3 mo. USD LIBOR + 1.600%(1)(2)	1,841,334
1,155,000	Race Point CLO Ltd. 3.66%, 02/20/2030, 3 mo. USD LIBOR + 3.500%(1)(2)	1,155,165
	Sound Point CLO Ltd.
1,500,000	2.12%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,476,243
835,000	3.34%, 07/18/2031, 3 mo. USD LIBOR + 3.100%(1)(2)	804,765
2,330,000	Stratus CLO Ltd. 2.08%, 12/28/2029, 3 mo. USD LIBOR + 1.900%(1)(2)	2,331,107
1,000,000	Symphony CLO XXII Ltd. 2.39%, 04/18/2033(1)(2)	999,381
	TCI-Flatiron CLO Ltd.
1,000,000	6.17%, 01/17/2032	1,000,000
1,000,000	7.24%, 01/17/2032, 3 mo. USD LIBOR + 7.000%(1)(2)	1,000,000
847,431	Thunderbolt Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	837,142
		51,526,143
	United States - 5.6%
	Aaset Trust
721,672	3.54%, 01/15/2047(1)	713,601
1,649,673	3.84%, 05/15/2039(1)	1,470,541
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,392,663
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,292,128
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(4)	1,686,538

267

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	United States - 5.6% - (continued)
$ 1,650,000	Antler Mortgage Trust 2.12%, 11/25/2024(1)(4)	$ 1,635,734
1,570,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,548,839
	BBCMS Mortgage Trust
5,234,676	1.63%, 04/15/2053(4)(5)	501,319
545,000	1.81%, 08/15/2036, 1 mo. USD LIBOR + 1.700%(1)(2)	541,932
995,000	Bellemeade Re Ltd. 3.81%, 10/25/2030, 1 mo. USD LIBOR + 3.700%(1)(2)	1,024,110
	Benchmark Mortgage Trust
20,451,548	0.51%, 07/15/2051(4)(5)	480,341
2,749,191	1.04%, 03/15/2052(4)(5)	167,830
3,342,920	1.52%, 01/15/2054(4)(5)	375,007
915,000	BFLD Trust 2.16%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(2)	914,999
1,150,000	BPR Trust 1.58%, 12/15/2023, 3 mo. USD SOFR + 1.525%(1)(2)	1,147,349
	BRAVO Residential Funding Trust
2,851,668	1.99%, 04/25/2031(1)(3)	2,814,447
432,000	2.29%, 03/25/2060(1)(4)	417,115
1,090,000	2.32%, 02/25/2049(1)(4)	1,074,511
1,334,000	5.09%, 05/25/2060(1)(4)	1,344,710
	BX Commercial Mortgage Trust
1,169,000	2.11%, 09/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	1,157,283
2,214,250	2.11%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	2,200,497
1,126,726	2.21%, 10/15/2037, 1 mo. USD LIBOR + 2.100%(1)(2)	1,118,933
690,000	2.36%, 01/15/2034, 1 mo. USD LIBOR + 2.250%(1)(2)	679,268
1,496,296	2.61%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(1)(2)	1,481,290
2,508,405	2.86%, 10/15/2037, 1 mo. USD LIBOR + 2.750%(1)(2)	2,488,041
	BX Trust
3,100,000	1.69%, 09/15/2034, 1 mo. USD LIBOR + 1.587%(1)(2)	3,029,163
2,269,805	2.08%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(1)(2)	2,184,800
895,000	CAMB Commercial Mortgage Trust 1.86%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	893,916
7,056,706	Cantor Commercial Real Estate 1.11%, 05/15/2052(4)(5)	428,518
	Castlelake Aircraft Structured Trust
505,856	2.74%, 08/15/2041(1)	498,277
1,258,307	3.97%, 04/15/2039(1)	1,228,999
4,135,822	CF Hippolyta LLC 2.28%, 07/15/2060(1)	4,084,280
	Citigroup Commercial Mortgage Trust
1,120,000	4.68%, 01/10/2036(1)	1,158,719
1,865,000	4.74%, 01/10/2036(1)(4)	1,918,716
1,680,912	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(3)	1,681,904
2,258,000	COLT Mortgage Loan Trust 3.31%, 07/27/2054(1)(4)	2,245,973
	Commercial Mortgage Trust
770,000	4.69%, 02/10/2047(4)	800,522
1,385,000	4.88%, 11/10/2046(4)	1,443,277
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	United States - 5.6% - (continued)
	Connecticut Avenue Securities Trust
$ 4,386,947	0.90%, 12/25/2041, 3 mo. USD SOFR + 0.850%(1)(2)	$ 4,384,465
452,475	2.21%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	453,611
2,228,085	2.26%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	2,224,241
485,000	3.36%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	482,193
2,105,000	3.76%, 02/25/2040, 1 mo. USD LIBOR + 3.650%(1)(2)	2,194,326
2,400,000	4.46%, 07/25/2031, 1 mo. USD LIBOR + 4.350%(1)(2)	2,460,093
3,990,000	5.36%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	4,099,117
	CSAIL Commercial Mortgage Trust
10,717,437	0.57%, 08/15/2051(4)(5)	327,279
12,873,159	0.82%, 04/15/2050(4)(5)	253,052
	CSMC Trust
2,032,210	1.84%, 10/25/2066(1)(4)	2,019,419
662,983	3.25%, 04/25/2047(1)(4)	674,435
2,245,000	DataBank Issuer 2.06%, 02/27/2051(1)	2,168,403
194,262	Diamond Resorts Owner Trust 1.51%, 11/21/2033(1)	193,307
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	362,848
3,000,000	Eagle RE Ltd. 1.91%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(1)(2)	2,938,932
1,315,000	ExteNet LLC 3.20%, 07/26/2049(1)	1,328,659
	Fannie Mae Connecticut Avenue Securities
1,770,901	2.11%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	1,789,570
2,010,249	2.26%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	2,034,503
3,142,131	2.36%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	3,181,527
2,363,948	2.46%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	2,389,239
1,916,728	2.71%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(2)	1,946,713
2,319,829	2.91%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(2)	2,368,980
1,737,000	3.86%, 10/25/2030, 1 mo. USD LIBOR + 3.750%(2)	1,808,633
3,650,000	4.36%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(2)	3,847,358
173,938	4.51%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(2)	180,988
251,745	5.01%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	262,471
214,912	FCI Funding LLC 3.63%, 02/18/2031(1)	215,593
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	584,837
2,040,000	FirstKey Homes Trust 3.02%, 10/19/2037(1)	2,009,220
	FREMF Mortgage Trust
3,645,000	3.59%, 04/25/2048(1)(4)	3,713,652
2,180,000	4.08%, 09/25/2025(1)(4)	2,271,408
960,000	FRTKL 3.17%, 09/17/2038(1)	931,348

268

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	United States - 5.6% - (continued)
$ 492,753	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	$ 488,527
	GS Mortgage Securities Corp. Trust
940,000	1.26%, 05/15/2026, 1 mo. USD LIBOR + 1.150%(1)(2)	932,179
2,092,014	1.81%, 09/15/2031, 1 mo. USD LIBOR + 1.700%(1)(2)	2,080,210
370,000	GS Mortgage Securities Trust 4.32%, 05/10/2050(4)	386,916
1,300,000	HONO LULU Mortgage Trust 1.96%, 10/15/2036(1)(2)	1,297,132
	Horizon Aircraft Finance Ltd.
2,208,719	3.43%, 11/15/2039(1)	2,168,340
1,207,799	4.46%, 12/15/2038(1)	1,162,290
450,969	JP Morgan Chase & Co. 2.10%, 02/26/2029(1)	446,375
	JP Morgan Chase Bank NA
552,724	1.35%, 03/25/2051, 3 mo. USD SOFR + 1.300%(1)(2)	553,741
1,554,042	2.36%, 10/25/2057, 1 mo. USD LIBOR + 2.250%(1)(2)	1,587,081
2,630,000	JP Morgan Chase Commercial Mortgage Securities Corp. 1.81%, 04/15/2038, 1 mo. USD LIBOR + 1.700%(1)(2)	2,621,017
2,580,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.62%, 01/16/2037(1)	2,543,459
40,757,337	JPMBB Commercial Mortgage Securities Trust 0.60%, 09/15/2047(4)(5)	538,706
1,272,750	KKR Industrial Portfolio Trust 1.66%, 12/15/2037, 1 mo. USD LIBOR + 1.550%(1)(2)	1,253,631
	Legacy Mortgage Asset Trust
356,532	1.89%, 10/25/2066(1)(3)	359,038
1,110,272	3.00%, 06/25/2059(1)(3)	1,110,892
3,316,806	3.25%, 11/25/2059(1)(3)	3,320,769
2,623,189	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	2,606,338
	LHOME Mortgage Trust
1,680,000	2.09%, 06/25/2026(1)(3)	1,673,046
1,450,000	2.09%, 09/25/2026(1)(4)	1,450,146
1,720,000	Life Mortgage Trust 2.46%, 03/15/2038, 1 mo. USD LIBOR + 2.350%(1)(2)	1,698,528
	LSTAR Securities Investment Ltd.
1,299,228	1.91%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	1,298,906
1,356,103	2.61%, 04/01/2024, 1 mo. USD LIBOR + 2.500%(1)(2)	1,353,948
885,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	881,930
3,000,000	MHC Commercial Mortgage Trust 1.71%, 04/15/2038, 1 mo. USD LIBOR + 1.601%(1)(2)	2,986,866
	Morgan Stanley Capital Trust
1,600,000	1.31%, 07/15/2035, 1 mo. USD LIBOR + 1.200%(1)(2)	1,591,000
8,125,858	1.34%, 06/15/2050(4)(5)	412,151
1,620,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	1,618,749
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	United States - 5.6% - (continued)
$ 794,012	Mortgage Insurance-Linked Notes 3.01%, 11/26/2029, 1 mo. USD LIBOR + 2.900%(1)(2)	$ 794,766
1,121,525	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,113,027
3,115,000	New York Mortgage Trust 2.24%, 05/25/2026(1)(3)	3,101,049
505,000	Oaktown Re VI Ltd. 1.70%, 10/25/2033, 3 mo. USD SOFR + 1.650%(1)(2)	505,000
2,295,000	OPG TR 1.64%, 10/15/2036, 1 mo. USD LIBOR + 1.529%(1)(2)	2,238,183
	PMT Credit Risk Transfer Trust
689,146	2.11%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	689,309
239,499	2.81%, 10/27/2022, 1 mo. USD LIBOR + 2.700%(1)(2)	239,830
	Preston Ridge Partners Mortgage Trust LLC
1,697,992	1.79%, 06/25/2026(1)(3)	1,692,641
1,839,807	1.87%, 04/25/2026(1)(3)	1,826,388
618,939	2.12%, 03/25/2026(1)(4)	610,351
626,197	2.36%, 11/25/2025(1)(3)	621,358
780,000	3.47%, 07/25/2026(1)(3)	783,365
1,145,000	3.67%, 08/25/2026(1)(3)	1,151,551
970,000	3.72%, 04/25/2026(1)(3)	952,084
1,870,000	3.97%, 10/25/2026(1)(4)	1,852,964
	Pretium Mortgage Credit Partners LLC
565,000	3.72%, 07/25/2051(1)(3)	556,796
1,325,000	3.84%, 07/25/2051(1)(3)	1,306,291
	Progress Residential Trust
755,000	2.30%, 10/17/2027(1)	730,433
1,335,000	2.55%, 04/19/2038(1)	1,282,851
1,970,000	3.18%, 10/17/2038(1)	1,938,795
395,000	Ready Capital Mortgage Financing LLC 2.01%, 07/25/2036, 1 mo. USD LIBOR + 1.900%(1)(2)	388,418
1,149,961	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,111,019
955,000	SFO Commercial Mortgage Trust 1.61%, 05/15/2038, 1 mo. USD LIBOR + 1.500%(1)(2)	954,412
845,000	SG Commercial Mortgage Securities Trust 4.82%, 10/10/2048(4)	840,482
6,632,284	SLG Office Trust 0.26%, 07/15/2041(1)(4)(5)	132,431
762,450	Sonic Capital LLC 2.19%, 08/20/2051(1)	727,742
1,635,000	Starwood Residential Mortgage 2.51%, 04/17/2038, 1 mo. USD LIBOR + 2.400%(1)(2)	1,636,039
2,110,588	Starwood Residential Mortgage Trust 1.92%, 11/25/2066(1)(4)	2,096,824
630,585	Stonepeak ABS 2.68%, 02/28/2033(1)	620,606
	Toorak Mortgage Corp. Ltd.
1,370,000	2.24%, 06/25/2024(1)(3)	1,358,439
2,200,000	4.21%, 09/25/2022(3)	2,199,946
3,325,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	3,210,269
	VCAT LLC
236,454	2.29%, 12/26/2050(1)(3)	235,214

269

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% - (continued)
	United States - 5.6% - (continued)
$ 3,476,000	3.84%, 08/25/2051(1)(3)	3,488,975
1,270,000	3.97%, 09/25/2051(1)(3)	$ 1,251,337
	Verus Securitization Trust
2,074,918	3.00%, 11/25/2059(1)(3)	2,090,354
1,700,000	3.20%, 10/25/2063(1)(4)	1,688,016
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	1,066,432
620,243	VOLT C LLC 1.99%, 05/25/2051(1)(3)	616,125
381,045	VOLT XCII LLC 1.89%, 02/27/2051(1)(3)	376,828
750,000	VOLT XCIII LLC 4.83%, 02/27/2051(1)(3)	739,057
1,773,164	VOLT XCV LLC 2.24%, 03/27/2051(1)(3)	1,771,385
1,084,090	VOLT XCVI LLC 2.12%, 03/27/2051(1)(3)	1,069,432
1,865,000	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,833,916
1,884,398	Wave LLC 3.60%, 09/15/2044(1)	1,857,523
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,865,644
1,455,000	3.15%, 09/15/2057(1)	1,393,471
	Wells Fargo N.A.
3,608,336	0.94%, 02/15/2052(4)(5)	197,673
10,272,852	1.03%, 04/15/2052(4)(5)	649,487
9,583,455	1.23%, 03/15/2063(4)(5)	752,567
1,825,000	Westlake Automobile Receivables Trust 2.33%, 08/17/2026(1)	1,786,352
	WF-RBS Commercial Mortgage Trust
9,493,330	1.25%, 03/15/2047(4)(5)	188,803
2,553,679	4.89%, 06/15/2044(1)(4)	2,551,051
425,000	ZH Trust 2.25%, 02/18/2027(1)	416,922
		215,938,644
	Total Asset & Commercial Mortgage-Backed Securities (cost $276,011,407)	$ 274,574,325
CONVERTIBLE BONDS - 0.5%
	Italy - 0.2%
EUR 7,300,000	Telecom Italia S.p.A. 1.13%, 03/26/2022(6)	$ 8,207,131
	United Kingdom - 0.1%
GBP 1,000,000	Trainline PLC 1.00%, 01/14/2026(6)	1,106,354
	United States - 0.2%
$ 632,000	Insulet Corp. 0.38%, 09/01/2026	802,956
825,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	789,293
1,005,000	NuVasive, Inc. 0.38%, 03/15/2025	942,452
350,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025	725,594
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.5% - (continued)
	United States - 0.2% - (continued)
$ 675,000	Shake Shack, Inc. 0.00%, 03/01/2028(1)(7)	$ 558,280
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	4,444,628
		8,263,203
	Total Convertible Bonds (cost $18,118,183)	$ 17,576,688
CORPORATE BONDS - 13.3%
	Canada - 0.1%
	Bausch Health Cos., Inc.
2,425,000	5.00%, 02/15/2029(1)	$ 1,957,023
2,491,000	6.13%, 04/15/2025(1)	2,538,952
535,000	goeasy Ltd. 4.38%, 05/01/2026(1)	535,000
		5,030,975
	Cayman Islands - 0.2%
875,000	CIFI Holdings Group Co., Ltd. 4.38%, 04/12/2027(6)	726,250
675,000	Country Garden Holdings Co., Ltd. 5.63%, 01/14/2030(6)	540,000
440,000	Hawaiian Brand Intellectual Property Ltd. 5.75%, 01/20/2026(1)	449,979
4,260,000	Meituan 2.13%, 10/28/2025(6)	4,022,508
950,000	Times China Holdings Ltd. 5.30%, 04/20/2022(6)	669,750
		6,408,487
	France - 0.4%
	Altice France S.A.
EUR 3,685,000	2.50%, 01/15/2025(1)	3,984,668
4,555,000	3.38%, 01/15/2028(1)	4,770,567
400,000	4.13%, 01/15/2029(6)	426,911
985,000	4.25%, 10/15/2029(1)	1,050,826
$ 1,425,000	5.13%, 01/15/2029(1)	1,325,250
EUR 1,635,000	5.88%, 02/01/2027(6)	1,895,804
1,949,000	CAB SELAS 3.38%, 02/01/2028(1)	2,128,059
		15,582,085
	Germany - 0.1%
2,006,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(1)	2,183,102
	Ireland - 0.3%
$ 7,800,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75%, 10/29/2024	7,678,398
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,645,000	4.13%, 08/15/2026(1)	1,632,169
1,310,000	5.25%, 08/15/2027(1)	1,283,800
		10,594,367
	Israel - 0.0%
EUR 1,530,000	Teva Pharmaceutical Finance Netherlands II B.V. 3.75%, 05/09/2027	1,662,603

270

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	Jersey - 0.1%
	Adient Global Holdings Ltd.
EUR 1,605,000	3.50%, 08/15/2024(6)	$ 1,821,169
$ 960,000	4.88%, 08/15/2026(1)	968,805
		2,789,974
	Liberia - 0.1%
4,000,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	3,900,000
	Luxembourg - 0.4%
EUR 2,075,000	Altice Financing S.A. 2.25%, 01/15/2025(1)	2,206,908
1,163,707	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(8)	1,319,133
	EIG Pearl Holding S.a.r.l.
$ 6,875,000	3.55%, 08/31/2036	6,854,939
4,335,000	4.39%, 11/30/2046	4,314,279
		14,695,259
	Mexico - 0.0%
1,860,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(1)	1,113,610
	Mult - 0.3%
	Clarios Global L.P. / Clarios U.S. Finance Co.
EUR 6,876,000	4.38%, 05/15/2026(6)	7,830,397
1,115,000	4.38%, 05/15/2026(1)	1,269,763
$ 3,245,000	6.25%, 05/15/2026(1)	3,354,519
		12,454,679
	Netherlands - 0.7%
EUR 2,685,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(1)	2,812,069
$ 3,605,000	Prosus N.V. 3.26%, 01/19/2027	3,598,935
8,950,000	Siemens Financieringsmaatschappij N.V. 2.90%, 05/27/2022(1)	9,019,726
EUR 2,005,000	Titan Holdings II B.V. 5.13%, 07/15/2029(1)	2,156,471
	United Group B.V.
1,750,000	3.63%, 02/15/2028(6)	1,831,482
545,000	4.00%, 11/15/2027(1)	584,204
995,000	4.32%, 02/01/2029(1)(2)	1,116,738
670,000	5.25%, 02/01/2030	730,130
	Volkswagen International Finance N.V.
2,100,000	3.38%, 06/27/2024, (3.38% fixed rate until 06/27/2024; 6 mo. EURIBOR +2.970% thereafter)(6)(9)(10)	2,443,155
1,503,000	5.13%, 09/04/2023, (5.12% fixed rate until 09/04/2023; 1 mo. EURIBOR + 3.350% thereafter)(6)(9)(10)	1,787,832
		26,080,742
	Panama - 0.1%
	Carnival Corp.
$ 2,435,000	6.00%, 05/01/2029(1)	2,342,470
1,265,000	9.88%, 08/01/2027(1)	1,418,381
		3,760,851
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	Spain - 0.4%
	Lorca Telecom Bondco S.A.
EUR 7,220,000	4.00%, 09/18/2027(1)	$ 7,965,097
6,475,000	4.00%, 09/18/2027(6)	7,143,214
		15,108,311
	Sweden - 0.0%
425,000	Verisure Holding AB 3.25%, 02/15/2027(6)	462,546
	Switzerland - 0.3%
	Credit Suisse Group AG
$ 5,500,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(9)(10)	5,768,125
7,175,000	7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(6)(9)(10)	7,646,685
		13,414,810
	United Kingdom - 0.2%
7,375,000	Sky Ltd. 3.13%, 11/26/2022(1)	7,505,564
	United States - 9.6%
7,370,000	Abbott Laboratories 2.95%, 03/15/2025	7,621,366
610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	599,325
	Acrisure LLC / Acrisure Finance, Inc.
505,000	7.00%, 11/15/2025(1)	504,142
600,000	10.13%, 08/01/2026(1)	647,250
3,590,000	Alabama Power Co. 2.45%, 03/30/2022	3,595,338
	Ambience Merger Sub, Inc.
185,000	4.88%, 07/15/2028(1)	177,600
195,000	7.13%, 07/15/2029(1)	182,813
	American Tower Corp.
4,315,000	2.40%, 03/15/2025	4,338,236
770,000	2.95%, 01/15/2025	788,450
1,000,000	4.00%, 06/01/2025	1,053,336
1,085,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,105,941
	Apache Corp.
1,370,000	4.38%, 10/15/2028	1,410,004
2,060,000	4.63%, 11/15/2025	2,149,074
1,275,000	APX Group, Inc. 5.75%, 07/15/2029(1)(11)	1,188,938
725,000	Artera Services LLC 9.03%, 12/04/2025(1)	740,754
EUR 2,535,000	AT&T, Inc. 1.45%, 06/01/2022	2,852,013
$ 3,015,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,007,462
EUR 1,585,000	Ball Corp. 1.50%, 03/15/2027	1,769,540
$ 455,000	BCPE Ulysses Intermediate, Inc. (7.75% Cash, 8.50% PIK) 7.75%, 04/01/2027(1)(8)	443,930
3,775,000	Becton Dickinson and Co. 3.73%, 12/15/2024	3,955,570
1,720,000	Berry Global, Inc. 4.88%, 07/15/2026(1)	1,760,850
595,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.13%, 04/15/2029(1)	589,050

271

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	United States - 9.6% - (continued)
$ 18,525,000	Boeing Co. 4.51%, 05/01/2023	$ 19,151,271
950,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	893,000
	Brighthouse Financial Global Funding
3,225,000	0.81%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	3,246,945
945,000	1.00%, 04/12/2024(1)	927,962
8,115,000	Broadcom, Inc. 3.42%, 04/15/2033(1)	8,082,693
	Buckeye Partners L.P.
900,000	4.13%, 03/01/2025(1)	894,912
895,000	4.50%, 03/01/2028(1)	868,150
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,756,000	4.50%, 02/01/2024	4,993,089
9,300,000	4.91%, 07/23/2025	10,038,598
	CHS/Community Health Systems, Inc.
970,000	4.75%, 02/15/2031(1)	927,563
1,035,000	5.63%, 03/15/2027(1)	1,041,816
2,645,000	6.63%, 02/15/2025(1)	2,737,310
8,460,000	Cigna Corp. 4.13%, 11/15/2025	9,038,516
	Cinemark USA, Inc.
3,240,000	5.25%, 07/15/2028(1)(11)	3,070,613
590,000	5.88%, 03/15/2026(1)	580,855
	Continental Resources, Inc.
730,000	4.38%, 01/15/2028	769,752
570,000	5.75%, 01/15/2031(1)	649,749
3,300,000	Crown Castle International Corp. 3.20%, 09/01/2024	3,398,204
	Discovery Communications LLC
4,185,000	2.95%, 03/20/2023	4,252,599
1,750,000	3.80%, 03/13/2024	1,815,160
	Dominion Energy, Inc.
4,970,000	2.45%, 01/15/2023(1)(11)	5,032,137
4,365,000	3.30%, 03/15/2025	4,493,335
4,132,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	4,080,350
5,150,000	Eli Lilly & Co. 2.35%, 05/15/2022	5,172,469
2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,167,364
	EQM Midstream Partners L.P.
925,000	4.50%, 01/15/2029(1)	883,394
705,000	4.75%, 01/15/2031(1)	674,805
1,135,000	6.00%, 07/01/2025(1)	1,171,888
930,000	6.50%, 07/15/2048	999,750
	EQT Corp.
690,000	3.13%, 05/15/2026(1)	674,475
930,000	3.90%, 10/01/2027	936,333
1,550,000	ERAC USA Finance LLC 3.30%, 10/15/2022(1)	1,574,638
2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,457,705
EUR 23,275,000	Fidelity National Information Services, Inc. 0.63%, 12/03/2025	26,267,595
$ 1,950,000	Fiserv, Inc. 2.75%, 07/01/2024	1,989,424
	Ford Motor Credit Co. LLC
3,928,000	2.98%, 08/03/2022	3,939,902
500,000	3.09%, 01/09/2023	501,250
5,885,000	3.37%, 11/17/2023	5,898,565
1,475,000	3.55%, 10/07/2022	1,490,487
399,000	4.06%, 11/01/2024	405,983
6,950,000	4.14%, 02/15/2023	7,028,187
2,585,000	5.13%, 06/16/2025	2,710,529
501,000	5.58%, 03/18/2024	523,545
3,800,000	Fox Corp. 3.05%, 04/07/2025	3,907,807
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	United States - 9.6% - (continued)
	Freedom Mortgage Corp.
$ 1,175,000	6.63%, 01/15/2027(1)	$ 1,091,340
1,150,000	7.63%, 05/01/2026(1)	1,098,250
700,000	8.13%, 11/15/2024(1)	700,875
2,040,000	8.25%, 04/15/2025(1)	2,040,347
3,725,000	Frontier Communications Corp. 5.88%, 11/01/2029	3,586,467
10,590,000	General Motors Co. 5.40%, 10/02/2023	11,221,448
	Global Payments, Inc.
1,495,000	2.65%, 02/15/2025	1,510,789
825,000	3.75%, 06/01/2023	844,027
2,975,000	4.00%, 06/01/2023	3,063,639
643,000	HCA, Inc. 7.50%, 11/15/2095	826,062
4,180,000	Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	4,368,407
5,350,000	Home Point Capital, Inc. 5.00%, 02/01/2026(1)	4,641,125
EUR 2,015,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	2,212,392
	L Brands, Inc.
$ 15,000	5.25%, 02/01/2028	15,725
1,095,000	6.63%, 10/01/2030(1)	1,180,082
	Macy's Retail Holdings LLC
14,000	2.88%, 02/15/2023	14,038
255,000	3.63%, 06/01/2024(11)	258,263
1,575,000	Mauser Packaging Solutions Holding Co. 7.25%, 04/15/2025(1)	1,559,801
5,875,000	McDonald's Corp. 3.30%, 07/01/2025	6,136,605
1,205,000	Meritor, Inc. 4.50%, 12/15/2028(1)	1,173,068
	Michaels Cos., Inc.
3,245,000	5.25%, 05/01/2028(1)	3,124,708
565,000	7.88%, 05/01/2029(1)	516,975
615,000	MicroStrategy, Inc. 6.13%, 06/15/2028(1)(11)	587,325
1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	2,004,845
730,000	Minerva Merger Sub, Inc. 6.50%, 02/15/2030	727,445
	Mozart Debt Merger Sub, Inc.
2,335,000	3.88%, 04/01/2029(1)	2,246,433
1,048,000	5.25%, 10/01/2029(1)	1,019,180
6,300,000	Netflix, Inc. 5.88%, 02/15/2025	6,930,000
2,680,000	Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 07/15/2029(1)	2,499,100
	Novelis Corp.
780,000	3.25%, 11/15/2026(1)	755,586
800,000	3.88%, 08/15/2031(1)	752,000
	Occidental Petroleum Corp.
750,000	3.20%, 08/15/2026	736,875
1,100,000	3.40%, 04/15/2026	1,086,250
2,848,000	4.20%, 03/15/2048	2,648,640
510,000	5.50%, 12/01/2025	541,190
545,000	6.13%, 01/01/2031	629,066
745,000	OT Merger Corp. 7.88%, 10/15/2029(1)	722,263
	Ovintiv Exploration, Inc.
685,000	5.38%, 01/01/2026	747,858
725,000	5.63%, 07/01/2024	781,894
2,500,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	2,553,125
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,000,000	2.70%, 03/14/2023(1)	1,012,621
2,225,000	3.45%, 07/01/2024(1)	2,306,781

272

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.3% - (continued)
	United States - 9.6% - (continued)
$ 1,083,000	3.90%, 02/01/2024(1)	$ 1,124,061
1,625,000	4.25%, 01/17/2023(1)	1,671,559
6,865,000	PepsiCo, Inc. 2.25%, 03/19/2025	6,977,085
	PetSmart, Inc.
250,000	4.75%, 02/15/2028(1)	249,306
250,000	7.75%, 02/15/2029(1)	268,183
420,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	424,183
755,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	797,129
295,000	Range Resources Corp. 4.75%, 02/15/2030	294,643
2,275,000	Scientific Games International, Inc. 7.00%, 05/15/2028(1)	2,389,319
2,400,000	Southern Co. 2.95%, 07/01/2023	2,445,700
370,000	Southwestern Energy Co. 4.75%, 02/01/2032	369,375
2,980,000	Sprint Communications, Inc. 6.00%, 11/15/2022	3,070,592
17,650,000	Sprint Corp. 7.88%, 09/15/2023	19,062,000
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
2,973,750	4.74%, 03/20/2025(1)	3,104,000
4,660,000	5.15%, 09/20/2029(1)	5,079,400
	Staples, Inc.
1,600,000	7.50%, 04/15/2026(1)	1,578,000
900,000	10.75%, 04/15/2027(1)(11)	838,872
670,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	636,500
810,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	807,975
5,600,000	T-Mobile USA, Inc. 2.25%, 02/15/2026	5,397,000
950,000	TransDigm, Inc. 5.50%, 11/15/2027	954,750
	United Wholesale Mortgage LLC
1,760,000	5.50%, 11/15/2025(1)	1,704,604
2,620,000	5.75%, 06/15/2027(1)	2,474,538
	Venture Global Calcasieu Pass LLC
865,000	3.88%, 08/15/2029(1)	862,838
750,000	4.13%, 08/15/2031(1)	754,868
22,985,000	Volkswagen Group of America Finance LLC 2.90%, 05/13/2022(1)	23,133,071
1,825,000	WW International, Inc. 4.50%, 04/15/2029(1)(11)	1,619,687
865,000	Xerox Corp. 4.07%, 03/17/2022(11)	866,081
		374,269,885
	Total Corporate Bonds (cost $519,093,586)	$ 517,017,850
FOREIGN GOVERNMENT OBLIGATIONS - 58.5%
	Argentina - 0.0%
	Argentine Republic Government International Bond
850,000	1.13%, 07/09/2035(2)(3)	$ 261,384
850,000	2.50%, 07/09/2041(2)(3)	303,314
		564,698
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.5% - (continued)
	Australia - 5.7%
	Australia Government Bond
AUD 38,691,000	1.75%, 06/21/2051(6)	$ 23,230,049
81,646,000	2.75%, 11/21/2027(6)	61,301,948
43,898,000	2.75%, 05/21/2041(6)	32,813,630
26,772,000	3.00%, 03/21/2047(6)	20,783,818
73,792,000	4.75%, 04/21/2027(6)	60,450,960
19,219,000	Queensland Treasury Corp. 1.50%, 03/02/2032(1)(6)	12,573,922
16,012,000	Treasury Corp. of Victoria 2.00%, 09/17/2035	10,456,177
		221,610,504
	Canada - 11.7%
CAD 51,125,000	Canada Housing Trust No. 1 1.95%, 12/15/2025(1)	40,409,041
	Canadian Government Bond
86,012,000	0.25%, 11/01/2022	67,338,501
26,188,000	0.25%, 08/01/2023	20,314,113
102,523,000	0.25%, 04/01/2024	78,799,912
70,933,000	1.00%, 09/01/2026	54,271,404
65,346,000	1.25%, 03/01/2025	51,044,574
82,293,000	1.50%, 05/01/2022	64,916,142
44,713,000	2.25%, 03/01/2024	35,839,801
49,801,000	Province of Ontario Canada 2.65%, 02/05/2025	40,213,617
		453,147,105
	Chile - 0.2%
$ 6,260,000	Republic of Chile 2.75%, 01/31/2027	6,344,573
	China - 4.7%
	China Development Bank
CNY 171,500,000	3.66%, 03/01/2031	28,261,192
796,940,000	3.70%, 10/20/2030	131,444,007
145,620,000	China Government Bond 2.69%, 08/12/2026	23,156,997
		182,862,196
	Japan - 14.8%
	Japan Treasury Discount Bill
JPY 17,614,200,000	0.00%, 02/28/2022(7)(12)	153,071,183
7,025,600,000	0.00%, 03/07/2022(7)(12)	61,055,108
13,790,900,000	0.00%, 03/22/2022(7)(12)	119,853,273
18,368,900,000	0.00%, 04/04/2022(7)(12)	159,645,535
9,114,250,000	0.00%, 04/18/2022(7)(12)	79,215,373
		572,840,472
	Mexico - 0.2%
$ 8,160,000	United Mexican States 3.50%, 02/12/2034	7,870,320
	New Zealand - 2.6%
	Housing New Zealand Ltd.
NZD 8,200,000	1.53%, 09/10/2035(6)	4,322,485
26,240,000	3.36%, 06/12/2025(6)	17,535,960
	New Zealand Government Bond
108,642,000	2.00%, 05/15/2032	67,483,408
21,387,000	2.75%, 05/15/2051	13,456,157
		102,798,010
	Norway - 6.6%
	Norway Government Bond
NOK 474,140,000	1.75%, 02/17/2027(1)(6)	52,887,742

273

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.5% - (continued)
	Norway - 6.6% - (continued)
NOK 532,054,000	1.75%, 09/06/2029(1)(6)	$ 58,961,442
1,237,584,000	3.00%, 03/14/2024(1)(6)	142,981,388
		254,830,572
	Romania - 0.6%
$ 13,326,000	Romania 3.00%, 02/27/2027	13,338,473
10,224,000	ROMANIA SR UNSECURED 144A 03/32 3.625 3.63%, 03/27/2032	10,211,220
		23,549,693
	South Korea - 8.2%
	Korea Treasury Bond
KRW 115,821,760,000	1.25%, 03/10/2026	91,781,846
94,542,680,000	1.38%, 09/10/2024	76,787,009
68,977,340,000	1.50%, 03/10/2025	55,891,801
115,298,380,000	2.25%, 06/10/2025	95,479,088
		319,939,744
	Supranational - 0.1%
EUR 3,007,000	European Union 0.70%, 07/06/2051(6)	3,367,743
	Sweden - 3.1%
SEK 1,126,450,000	Kommuninvest I Sverige AB 1.00%, 11/13/2023(6)	122,430,642
	Total Foreign Government Obligations (cost $2,311,062,767)	$ 2,272,156,272
SENIOR FLOATING RATE INTERESTS - 3.6%(13)
	Canada - 0.0%
$ 960,000	Air Canada 4.25%, 08/11/2028, 1 mo. USD LIBOR + 3.500%	$ 961,997
805,000	Great Canadian Gaming Corp. 4.75%, 11/01/2026, 1 mo. USD LIBOR + 4.000%	805,402
		1,767,399
	Cayman Islands - 0.0%
1,010,000	AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2028, 1 mo. USD LIBOR + 4.750%	1,046,895
	France - 0.0%
EUR 571,998	Numericable Group S.A. 3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	632,702
	Ireland - 0.1%
2,325,000	Virgin Media Ireland Ltd. 3.50%, 07/15/2029, 3 mo. EURIBOR + 3.500%	2,594,887
	Luxembourg - 0.0%
$ 1,002,425	Sunshine Luxembourg S.a.r.l. 4.50%, 10/02/2026, 1 mo. USD LIBOR + 3.750%	1,001,052
	Sweden - 0.1%
EUR 2,485,000	Verisure Holding AB 3.25%, 07/14/2026, 3 mo. EURIBOR + 3.250%	2,768,602
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.6%(13) - (continued)
	United Kingdom - 0.5%
EUR 1,230,000	Concorde Midco Ltd. 4.00%, 03/01/2028, 3 mo. EURIBOR + 4.000%	$ 1,382,134
$ 2,568,870	Crown Finance U.S., Inc. 3.50%, 02/28/2025, 1 mo. USD LIBOR + 2.500%	1,943,864
	Froneri International Ltd.
719,050	2.36%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	709,163
EUR 1,645,000	2.38%, 01/31/2027, 3 mo. EURIBOR + 2.375%	1,806,273
585,000	LGC Group Holdings Ltd. 3.00%, 04/20/2027, 3 mo. EURIBOR + 3.000%	643,088
$ 2,709,007	Loire Finco Luxembourg S.a.r.l. 3.36%, 04/21/2027, 1 mo. USD LIBOR + 3.250%	2,657,075
	Lorca Finco plc
EUR 1,730,000	0.00%, 09/18/2027, 3 mo. EURIBOR + 3.750%(14)	1,934,454
2,715,000	4.25%, 09/18/2027, 3 mo. EURIBOR + 4.250%	3,049,222
3,505,000	Verisure Holding AB 3.25%, 03/25/2028, 3 mo. EURIBOR + 3.250%	3,903,987
		18,029,260
	United States - 2.9%
$ 285,000	ABG Intermediate Holdings 2 LLC 6.50%, 12/20/2029, 1 mo. USD LIBOR + 6.000%	287,850
	Acrisure LLC
972,675	3.72%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	959,709
1,200,000	4.75%, 02/15/2027, 1 mo. USD LIBOR + 4.250%	1,199,496
2,109,712	APX Group, Inc. 4.00%, 07/09/2028, 1 mo. USD LIBOR + 3.500%	2,104,438
3,530,000	ASP Blade Holdings, Inc. 4.50%, 10/13/2028, 1 mo. USD LIBOR + 4.000%	3,532,930
	Asurion LLC
1,558,688	3.23%, 11/03/2023, 1 mo. USD LIBOR + 3.125%	1,554,090
239,720	3.36%, 12/23/2026, 1 mo. USD LIBOR + 3.250%	237,922
1,915,525	3.36%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	1,902,116
2,215,000	5.36%, 02/03/2028, 1 mo. USD LIBOR + 5.250%	2,216,838
2,385,000	5.36%, 01/15/2029, 1 mo. USD LIBOR + 5.250%	2,386,503
1,390,000	Athenahealth, Inc. 0.00%, 01/26/2029(14)	1,383,342
	Blackhawk Network Holdings, Inc.
2,890,175	3.11%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	2,873,152
600,000	7.13%, 06/15/2026, 3 mo. USD LIBOR + 7.000%	594,600
6,394,490	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	6,259,950

274

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.6%(13) - (continued)
	United States - 2.9% - (continued)
$ 1,150,092	Caesars Resort Collection LLC 2.86%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	$ 1,143,261
2,045,000	Chamberlain Group, Inc. 4.00%, 11/03/2028, 1 mo. USD LIBOR + 3.350%(2)	2,039,888
111,466	Crown Finance U.S., Inc. 9.25%, 05/23/2024, 1 mo. USD LIBOR + 8.250%	118,014
1,727,434	CSC Holdings LLC 2.61%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,708,000
	DCert Buyer, Inc.
2,811,385	4.11%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	2,809,642
985,000	7.11%, 02/19/2029, 1 mo. USD LIBOR + 7.105%	989,433
1,391,828	Dun & Bradstreet Corp. 3.36%, 02/08/2026, 1 mo. USD LIBOR + 3.250%	1,385,620
1,039,775	Endure Digital, Inc. 4.25%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	1,029,159
1,225,000	EP Purchaser LLC 4.00%, 11/06/2028, 1 mo. USD LIBOR + 3.500%(2)	1,225,221
2,836,611	Epicor Software Corp. 4.00%, 07/31/2027, 1 mo. USD LIBOR + 3.250%	2,828,243
1,476,300	Filtration Group Corp. 4.00%, 10/21/2028, 1 mo. USD LIBOR + 3.500%	1,473,229
3,014,910	Flex Acquisition Co., Inc. 3.21%, 06/29/2025, 3 mo. USD LIBOR + 3.000%	2,997,092
1,841,088	Frontier Communications Corp. 4.50%, 10/08/2027, 1 mo. USD LIBOR + 3.750%	1,836,025
	Hertz Corp.
584,993	3.75%, 06/30/2028, 1 mo. USD LIBOR + 3.500%	584,630
110,803	3.75%, 06/30/2028, 1 mo. USD LIBOR + 3.250%	110,734
	Hub International Ltd.
2,892,526	3.02%, 04/25/2025, 1 mo. USD LIBOR + 2.750%	2,858,481
533,652	4.00%, 04/25/2025, 1 mo. USD LIBOR + 3.250%	532,409
1,114,708	Hyland Software, Inc. 4.25%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	1,114,151
2,120,000	II-VI, Inc. 0.00%, 12/08/2028, 1 mo. USD LIBOR + 3.750%(14)	2,114,700
1,282,050	IRB Holding Corp. 4.25%, 12/15/2027, 1 mo. USD LIBOR + 3.250%	1,282,050
3,498,994	LBM Acquisition LLC 0.05%, 12/18/2027, 1 mo. USD LIBOR + 3.750%(14)	3,475,655
2,442,725	MajorDrive Holdings LLC 4.50%, 06/01/2028, 1 mo. USD LIBOR + 4.000%	2,438,157
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 3.6%(13) - (continued)
	United States - 2.9% - (continued)
	MH Sub LLC
$ 5,177,932	3.61%, 09/13/2024, 3 mo. USD LIBOR + 3.500%	$ 5,150,127
723,165	4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	719,100
	Mitchell International, Inc.
3,445,000	4.25%, 10/15/2028, 1 mo. USD LIBOR + 3.750%	3,414,856
330,000	7.00%, 10/15/2029, 1 mo. USD LIBOR + 7.000%	332,063
1,203,950	Panther Commercial Holdings L.P. 5.00%, 01/07/2028, 1 mo. USD LIBOR + 5.000%	1,202,144
1,770,000	PECF USS Intermediate Holding III Corp. 0.00%, 12/17/2028, 1 mo. USD LIBOR + 4.250%(14)	1,770,637
1,409,941	PODS LLC 3.75%, 03/31/2028, 1 mo. USD LIBOR + 3.000%	1,405,627
	Polaris Newco LLC
EUR 1,042,388	4.00%, 06/02/2028, 3 mo. EURIBOR + 4.000%	1,170,099
$ 2,817,937	4.50%, 06/04/2028, 1 mo. USD LIBOR + 4.000%	2,815,683
1,737,818	Post Holdings, Inc. 4.75%, 10/21/2024, 1 mo. USD LIBOR + 4.000%	1,736,584
2,300,000	Proofpoint, Inc. 3.75%, 08/31/2028, 1 mo. USD LIBOR + 3.250%	2,287,212
2,508,712	RealPage, Inc. 3.75%, 04/22/2028, 1 mo. USD LIBOR + 3.250%	2,494,864
3,177,388	Scientific Games International, Inc. 2.86%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	3,166,871
3,544,200	Shutterfly, Inc. 5.75%, 09/25/2026, 1 mo. USD LIBOR + 5.000%	3,437,874
745,000	Southwestern Energy Co. 3.00%, 06/22/2027, 1 mo. USD SOFR + 2.500%	745,469
	SRS Distribution, Inc.
930,000	0.00%, 06/02/2028(14)	929,423
2,472,575	4.27%, 06/04/2028, 1 mo. USD LIBOR + 3.750%	2,468,792
3,645,766	Staples, Inc. 5.13%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	3,474,889
2,492,475	Tecta America Corp. 5.00%, 04/10/2028, 1 mo. USD LIBOR + 4.250%	2,495,591
105,000	Ultimate Software Group, Inc. 0.00%, 05/03/2027(14)	105,743
3,633,712	USI, Inc. 3.22%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,611,002
3,867,122	WW International, Inc. 4.00%, 04/13/2028, 1 mo. USD LIBOR + 3.500%	3,731,773
		112,253,153
	Total Senior Floating Rate Interests (cost $141,176,218)	$ 140,093,950
U.S. GOVERNMENT AGENCIES - 1.0%
	United States - 1.0%
	FHLMC - 0.8%
1,615,000	1.05%, 01/25/2042	$ 1,615,619

275

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.0% - (continued)
	United States - 1.0% - (continued)
	FHLMC - 0.8% - (continued)
$ 14,895,000	1.66%, 07/25/2041(4)(5)	$ 298,223
3,690,853	1.72%, 09/25/2041(4)(5)	90,922
2,709,712	1.77%, 01/25/2048(4)(5)	203,144
753,595	1.85%, 07/25/2041, 3 mo. USD SOFR + 1.800%(1)(2)	729,604
1,730,000	1.85%, 01/25/2051, 3 mo. USD SOFR + 1.800%(1)(2)	1,733,632
5,047,170	1.87%, 11/25/2047(4)(5)	608,260
6,240,000	1.92%, 03/25/2048(4)(5)	812,210
5,823,080	1.95%, 10/25/2047(4)(5)	728,174
2,067,394	1.96%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	2,076,227
1,479,915	2.02%, 09/25/2046(4)(5)	193,794
1,410,000	2.05%, 12/25/2050, 3 mo. USD SOFR + 2.000%(1)(2)	1,417,190
2,075,000	2.10%, 08/25/2047(4)(5)	279,586
7,245,592	2.11%, 06/25/2044(4)(5)	599,117
6,087,872	2.21%, 01/25/2042(4)(5)	253,406
1,465,000	2.26%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(1)(2)	1,468,629
3,742,315	2.31%, 12/25/2045(4)(5)	505,287
1,070,000	2.32%, 01/25/2046(4)(5)	147,034
1,155,000	2.35%, 11/25/2051, 3 mo. USD SOFR + 2.300%(1)(2)	1,133,666
2,283,141	2.41%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	2,315,299
550,264	2.56%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(2)	554,094
1,092,419	2.56%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	1,104,248
1,038,099	2.60%, 04/25/2028(4)(5)	146,034
1,671,418	2.76%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,692,349
775,000	2.79%, 04/25/2031(4)(5)	161,282
1,766,511	2.80%, 10/25/2055(4)(5)	398,078
4,858,967	3.00%, 05/15/2034(5)	353,621
2,570,000	3.06%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(1)(2)	2,576,427
2,328,014	3.50%, 01/15/2033(5)	261,228
1,044,181	3.50%, 05/15/2036(5)	130,623
977,881	3.62%, 02/25/2041(4)(5)	8,012
1,083,352	3.71%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	1,111,189
328,002	4.36%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	338,594
1,095,000	4.46%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	1,174,811
2,775,000	4.86%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	2,969,429
838,346	5.00%, 09/15/2036(5)	143,975
539,200	5.00%, 02/15/2048(5)	107,695
		30,440,712
	FNMA - 0.1%
1,609,914	1.05%, 12/25/2041	1,610,885
2,888,546	3.00%, 01/25/2028(5)	176,580
2,544,341	3.50%, 04/25/2028(5)	164,954
1,954,138	4.00%, 01/25/2028(5)	138,121
853,622	4.00%, 04/25/2032(5)	89,509
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.0% - (continued)
	United States - 1.0% - (continued)
	FNMA - 0.1% - (continued)
$ 2,231,984	4.50%, 03/25/2048(5)	$ 366,012
2,771,155	4.50%, 05/25/2049(5)	406,826
1,631,488	5.50%, 09/25/2044(5)	326,642
721,990	5.50%, 06/25/2048(5)	137,547
2,441,331	6.50%, 03/25/2045(5)	594,378
		4,011,454
	GNMA - 0.1%
2,403,843	3.50%, 10/20/2029(5)	202,871
2,171,157	3.50%, 01/20/2030(5)	189,905
2,428,416	3.50%, 11/20/2031(5)	198,179
615,792	4.00%, 01/16/2046(5)	78,045
3,245,249	4.50%, 12/16/2039(5)	471,974
178,933	4.50%, 04/20/2045(5)	22,301
2,844,854	4.50%, 08/20/2045(5)	468,446
966,560	5.00%, 05/16/2044(5)	150,467
292,227	5.00%, 07/16/2044(5)	54,521
887,956	5.00%, 12/16/2045(5)	155,086
1,430,238	5.00%, 07/16/2047(5)	270,672
706,973	5.00%, 09/20/2047(5)	130,356
785,738	5.00%, 11/16/2047(5)	153,111
1,585,163	5.00%, 06/20/2048(5)	248,954
3,078,994	5.50%, 11/16/2046(5)	619,380
629,673	5.50%, 02/20/2047(5)	93,028
1,024,397	5.87%, 07/20/2039(4)(5)	114,282
1,258,149	6.00%, 09/20/2045(5)	249,746
		3,871,324
	SLC Student Loan Trust - 0.0%
720,696	SLC Student Loan Trust 1.10%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	710,423
		710,423
	SLM Student Loan Trust - 0.0%
1,286,810	SLM Student Loan Trust 1.01%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	1,267,273
		1,267,273
	Total U.S. Government Agencies (cost $42,976,585)	$ 40,301,186
U.S. GOVERNMENT SECURITIES - 6.9%
	United States - 6.9%
	U.S. Treasury Bonds - 1.7%
50,986,000	0.01%, 11/15/2050	$ 27,806,822
17,332,000	2.25%, 08/15/2049	17,824,879
18,461,000	3.00%, 02/15/2047	21,479,662
		67,111,363
	U.S. Treasury Notes - 5.2%
97,350,100	0.38%, 08/15/2024	95,136,906

276

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 6.9% - (continued)
United States - 6.9% - (continued)
U.S. Treasury Notes - 5.2% - (continued)
$ 39,617,000	1.75%, 04/30/2022	$ 39,765,145
62,936,000	2.25%, 02/15/2027(15)(16)	64,858,498
199,760,549
	Total U.S. Government Securities (cost $272,165,983)	$ 266,871,912
COMMON STOCKS - 0.0%
United States - 0.0%
2,269	Foresight Energy LLC*	$ 31,773
	Total Common Stocks (cost $9,486)	$ 31,773
ESCROWS - 0.1%(17)
Spain - 0.1%
2,150,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(1)	$ 2,329,912
United States - 0.0%
615,000	Scripps Escrow, Inc. Expires 01/15/2029(1)	584,250
	Total Escrows (cost $3,129,312)	$ 2,914,162
	Total Long-Term Investments (cost $3,583,743,527)	$ 3,531,538,118
SHORT-TERM INVESTMENTS - 7.5%
Repurchase Agreements - 2.4%
91,689,635	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2022 at 0.020%, due on 02/01/2022 with a maturity value of $91,689,686; collateralized by U.S. Treasury Note at 1.125%, maturing 08/31/2028, with a market value of $16,294,763; collateralized by U.S. Treasury Note at 1.250%, maturing 09/30/2028, with a market value of $77,228,686	$ 91,689,635
Securities Lending Collateral - 0.1%
155,077	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(18)	155,077
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 7.5% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
4,176,396	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(18)		$ 4,176,396
236,576	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(18)		236,576
			4,568,049
	U.S. Treasury Securities - 5.0%
	U.S. Treasury Bills
$ 77,501,000	0.12%, 06/16/2022(12)(16)		77,404,802
117,766,000	0.42%, 07/28/2022(12)		117,499,652
			194,904,454
	Total Short-Term Investments (cost $291,250,535)		$ 291,162,138
	Total Investments Excluding Purchased Options (cost $3,874,994,062)	98.5%	$ 3,822,700,256
	Total Purchased Options (cost $392,122)	0.0%	$ 423,115
	Total Investments (cost $3,875,386,184)	98.5%	$ 3,823,123,371
	Other Assets and Liabilities	1.5%	57,503,392
	Total Net Assets	100.0%	$ 3,880,626,763
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $782,068,032, representing 20.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2022. Base lending rates may be subject to a floor or cap.

277

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the aggregate value of these securities was $662,202,917, representing 17.1% of net assets.
(7)	Security is a zero-coupon bond.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Represents entire or partial securities on loan.
(12)	The rate shown represents current yield to maturity.
(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2022.
(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2022, the market value of securities pledged was $15,458,203.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2022, the market value of securities pledged was $1,498,766.
(17)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(18)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2022
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
USD Put/JPY Call	GSC	111.80	USD	04/05/2022	3,201,000	USD	3,201,000	$ 423,115	$ 392,122	$ 30,993
Total purchased OTC option contracts								$ 423,115	$ 392,122	$ 30,993

Futures Contracts Outstanding at January 31, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government 10-Year Bond Future	163	03/22/2022	$ 17,836,841	$ 79,806
ICE 3-Month Sonia Future	1,590	03/14/2023	526,605,306	(2,393,668)
U.S. Treasury 10-Year Ultra Future	670	03/22/2022	95,694,844	(308,619)
U.S. Treasury Long Bond Future	7	03/22/2022	1,089,375	(3,075)
U.S. Treasury Ultra Bond Future	783	03/22/2022	147,938,062	(117,118)
Total				$ (2,742,674)
Short position contracts:
Australian 10-Year Bond Future	1,327	03/15/2022	$ 128,556,242	$ 2,172,409
Canadian Government 5-Year Bond Future	138	03/22/2022	13,092,711	64,489
Euro-BOBL Future	1,297	03/08/2022	192,688,900	1,082,466
Euro-BTP Future	45	03/08/2022	7,375,002	19,428
Euro-BUND Future	418	03/08/2022	79,414,435	680,809
Euro-BUXL 30-Year Bond Future	92	03/08/2022	21,012,566	805,931
Euro-OAT Future	476	03/08/2022	86,102,088	2,020,900
278

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Futures Contracts Outstanding at January 31, 2022 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
Euro-Schatz Future	194	03/08/2022	$ 24,383,085	$ 64,314
Long Gilt Future	540	03/29/2022	88,572,927	699,576
U.S. Treasury 2-Year Note Future	4,593	03/31/2022	995,102,156	7,306,405
U.S. Treasury 5-Year Note Future	1,948	03/31/2022	232,207,688	(104,958)
U.S. Treasury 10-Year Note Future	373	03/22/2022	47,732,344	(82,007)
Total				$ 14,729,762
Total futures contracts				$ 11,987,088

OTC Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Counter- party	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.12	CBK	USD	2,110,000	(3.00%)	08/17/2061	Monthly	$ 142,060	$ —	$ 152,060	$ 10,000
CMBX.NA.BBB-.12	MSC	USD	1,290,000	(3.00%)	08/17/2061	Monthly	87,355	—	92,966	5,611
CMBX.NA.BBB-.13	MSC	USD	3,250,000	(3.00%)	12/16/2072	Monthly	241,750	—	229,923	(11,827)
Total OTC credit default swap contracts							$ 471,165	$ —	$ 474,949	$ 3,784

OTC Interest Rate Swap Contracts Outstanding at January 31, 2022
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA	3 Mo. KRW KSDA	1.65% Fixed	KRW	158,939,268,000	12/15/2022	Quarterly	$ —	$ —	$ (12,043)	$ (12,043)
BOA	3 Mo. KRW KSDA	1.90% Fixed	KRW	80,315,727,500	12/15/2023	Quarterly	—	—	(148,607)	(148,607)
GST	3 Mo. South Korean Won	1.73% Fixed	KRW	51,786,178,000	12/15/2026	Quarterly	1	—	(1,020,250)	(1,020,251)
JPM	1 Mo. CNY CNRR	2.28% Fixed	CNY	163,608,000	03/16/2027	Quarterly	—	—	(38,725)	(38,725)
JPM	3 Mo. KRW KSDA	1.68% Fixed	KRW	158,939,264,000	12/15/2022	Quarterly	—	—	31,308	31,308
JPM	3 Mo. KRW KSDA	1.97% Fixed	KRW	51,195,839,000	12/15/2026	Quarterly	—	—	(471,768)	(471,768)
JPM	3 Mo. KRW KSDA	1.98% Fixed	KRW	80,315,727,500	12/15/2023	Quarterly	—	—	(98,407)	(98,407)
MSC	6 Mo. EUR EURIBOR	0.06% Fixed	EUR	12,035,000	06/15/2027	Annual	2,694	—	252,666	249,972
MSC	6 Mo. EUR EURIBOR	0.28% Fixed	EUR	63,100,000	06/21/2025	Annual	7,003	—	964,670	957,667
Total OTC interest rate swap contracts							$ 9,698	$ —	$ (541,156)	$ (550,854)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2022
Reference Entity	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.36.V1	USD	6,965,000	(1.00%)	12/20/2026	Quarterly	$ 345,967	$ 345,464	$ (503)
CDX.NA.HY.37.V1	USD	6,350,000	(5.00%)	12/20/2026	Quarterly	(562,879)	(466,602)	96,277
ITRAXX-FINSUBS.36.V1	EUR	38,925,000	(1.00%)	12/20/2026	Quarterly	284,329	501,131	216,802
Total						$ 67,417	$ 379,993	$ 312,576
Sell protection:
ITRAXX-FINSENS.36.V1	EUR	69,250,000	1.00%	12/20/2026	Quarterly	$ 1,648,172	$ 1,317,787	$ (330,385)
Credit default swaps on single-name issues:
Buy protection:
Bouygues S.A.	EUR	12,275,000	(1.00%)	12/20/2026	Quarterly	$ (423,615)	$ (383,626)	$ 39,989
Dillard's, Inc.	USD	3,670,000	(5.00%)	12/20/2024	Quarterly	(321,629)	(472,462)	(150,833)
Total						$ (745,244)	$ (856,088)	$ (110,844)
279

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2022 – (continued)
Reference Entity	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues – (continued):
Sell protection:
Virgin Media Finance plc (B)	EUR	12,350,000	5.00%	12/20/2025	Quarterly	$ 1,167,203	$ 1,468,203	$ 301,000
Total						$ 421,959	$ 612,115	$ 190,156
Total centrally cleared credit default swap contracts						$ 2,137,548	$ 2,309,895	$ 172,347

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2022
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.97% Fixed	MXN	409,393,000	06/02/2032	Lunar	$ 256,635	$ —	$ 469,367	$ 212,732
12 Mo. EUR EURIBOR	0.04% Fixed	EUR	42,293,000	09/16/2031	Annual	—	(627,724)	(1,154,551)	(526,827)
12 Mo. JPY LIBOR	0.05% Fixed	JPY	2,332,608,000	03/21/2027	Annual	6,456	—	85,671	79,215
12 Mo. JPY LIBOR	0.03% Fixed	JPY	700,616,000	03/16/2032	Annual	12,202	—	85,704	73,502
12 Mo. SONIA	1.04% Fixed	GBP	537,261,000	12/15/2022	Annual	—	—	(297,753)	(297,753)
12 Mo. SONIA	1.02% Fixed	GBP	537,262,000	12/15/2022	Annual	—	—	(314,243)	(314,243)
12 Mo. SONIA	1.01% Fixed	GBP	537,261,000	12/15/2022	Annual	—	—	(322,487)	(322,487)
12 Mo. SONIA	0.96% Fixed	GBP	537,261,000	12/15/2022	Annual	—	—	(361,230)	(361,230)
12 Mo. SONIA	0.96% Fixed	GBP	537,262,000	12/15/2022	Annual	—	—	(367,004)	(367,004)
12 Mo. SONIA	0.59% Fixed	GBP	25,331,232	06/21/2025	Annual	64	—	(607,923)	(607,987)
12 Mo. SONIA	0.63% Fixed	GBP	31,218,000	06/21/2025	Annual	7,602	—	(716,776)	(724,378)
12 Mo. SONIA	0.72% Fixed	GBP	15,527,000	12/20/2026	Annual	—	(29,815)	377,044	406,859
0.88% Fixed	12 Mo. SONIA	GBP	10,694,000	06/15/2027	Annual	—	(32,006)	341,190	373,196
12 Mo. SONIA	0.91% Fixed	GBP	39,157,000	06/17/2031	Annual	111,233	—	516,228	404,995
12 Mo. SONIA	0.91% Fixed	GBP	26,114,000	06/17/2031	Annual	82,287	—	352,286	269,999
12 Mo. SONIA	1.16% Fixed	GBP	12,879,000	06/17/2031	Annual	—	(31,200)	(27,733)	3,467
12 Mo. SONIA	1.00% Fixed	GBP	25,491,000	09/16/2031	Annual	—	(205,663)	190,853	396,516
12 Mo. SONIA	0.97% Fixed	GBP	12,920,000	09/16/2031	Annual	—	(16,002)	120,445	136,447
12 Mo. SONIA	1.06% Fixed	GBP	10,944,000	12/16/2031	Annual	—	(9,588)	38,778	48,366
0.75% Fixed	12 Mo. SONIA	GBP	4,798,000	06/15/2032	Annual	—	(14,823)	299,059	313,882
12 Mo. USD SOFR	1.38% Fixed	USD	10,065,000	03/20/2026	Annual	—	—	(53,496)	(53,496)
12 Mo. USD SOFR	1.38% Fixed	USD	30,200,000	03/20/2026	Annual	—	—	(161,680)	(161,680)
12 Mo. USD SOFR	1.40% Fixed	USD	50,280,000	03/20/2026	Annual	—	—	(247,395)	(247,395)
12 Mo. USD SOFR	1.38% Fixed	USD	50,281,000	03/20/2026	Annual	—	—	(263,854)	(263,854)
12 Mo. USD SOFR	1.36% Fixed	USD	50,615,000	03/20/2026	Annual	—	—	(291,960)	(291,960)
12 Mo. USD SOFR	1.35% Fixed	USD	50,390,000	03/20/2026	Annual	—	—	(292,119)	(292,119)
12 Mo. USD SOFR	1.35% Fixed	USD	50,330,000	03/20/2026	Annual	—	—	(295,654)	(295,654)
12 Mo. USD SOFR	1.28% Fixed	USD	50,330,000	03/20/2026	Annual	—	—	(360,904)	(360,904)
12 Mo. USD SOFR	1.26% Fixed	USD	60,396,000	03/20/2026	Annual	—	—	(463,681)	(463,681)
12 Mo. USD SOFR	1.10% Fixed	USD	27,559,000	03/16/2027	Annual	—	(166,922)	(527,933)	(361,011)
12 Mo. USD SOFR	1.38% Fixed	USD	21,006,000	03/20/2027	Annual	—	(71,855)	(176,168)	(104,313)
12 Mo. USD SOFR	1.37% Fixed	USD	6,530,000	03/16/2032	Annual	—	(51,565)	(152,766)	(101,201)
1.41% Fixed	12 Mo. USD SOFR	USD	12,780,000	03/20/2034	Annual	—	—	397,367	397,367
1.45% Fixed	12 Mo. USD SOFR	USD	10,650,000	03/20/2034	Annual	—	—	292,995	292,995
1.45% Fixed	12 Mo. USD SOFR	USD	10,660,000	03/20/2034	Annual	—	—	286,329	286,329
1.46% Fixed	12 Mo. USD SOFR	USD	10,705,000	03/20/2034	Annual	—	—	280,308	280,308
1.47% Fixed	12 Mo. USD SOFR	USD	10,650,000	03/20/2034	Annual	—	—	268,317	268,317
1.47% Fixed	12 Mo. USD SOFR	USD	10,630,000	03/20/2034	Annual	—	—	266,856	266,856
1.48% Fixed	12 Mo. USD SOFR	USD	10,635,000	03/20/2034	Annual	—	—	263,946	263,946
1.48% Fixed	12 Mo. USD SOFR	USD	6,390,000	03/20/2034	Annual	—	—	155,236	155,236
1.49% Fixed	12 Mo. USD SOFR	USD	2,130,000	03/20/2034	Annual	—	—	50,402	50,402
3 Mo. CAD CDOR	2.03% Fixed	CAD	35,450,000	06/15/2027	Semi-Annual	195,983	—	(252,107)	(448,090)
2.22% Fixed	3 Mo. CAD CDOR	CAD	26,470,000	06/19/2027	Semi-Annual	5,970	—	46,780	40,810
3 Mo. CAD CDOR	2.09% Fixed	CAD	8,393,000	06/15/2032	Semi-Annual	41,204	—	(143,485)	(184,689)
3 Mo. NZD NZDBBR FRA	1.89% Fixed	NZD	41,857,000	03/16/2027	Semi-Annual	—	(10,548)	(1,233,106)	(1,222,558)
3 Mo. NZD NZDBBR FRA	2.14% Fixed	NZD	10,029,000	03/16/2032	Semi-Annual	—	(5,512)	(416,161)	(410,649)
280

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2022 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. NZD NZDBBR FRA	2.81% Fixed	NZD	23,628,000	03/17/2032	Semi-Annual	$ 41,004	$ —	$ 33,958	$ (7,046)
3 Mo. SEK STIBOR	0.69% Fixed	SEK	183,567,000	03/20/2027	Annual	—	(34,478)	(338,363)	(303,885)
0.66% Fixed	3 Mo. SEK STIBOR	SEK	126,595,000	06/15/2027	Annual	—	(2,218)	242,441	244,659
3 Mo. SEK STIBOR	1.28% Fixed	SEK	755,436,000	06/17/2031	Annual	—	(16,504)	368,995	385,499
3 Mo. SEK STIBOR	1.22% Fixed	SEK	147,683,000	09/16/2031	Annual	—	(3,049)	121,650	124,699
3 Mo. ZAR JIBAR	8.13% Fixed	ZAR	314,857,000	06/15/2032	Quarterly	193,135	—	265,453	72,318
6 Mo. AUD BBSW	1.38% Fixed	AUD	28,943,000	03/20/2027	Semi-Annual	14,651	—	(590,738)	(605,389)
6 Mo. AUD BBSW	1.84% Fixed	AUD	38,400,000	06/15/2027	Semi-Annual	63,373	—	(321,762)	(385,135)
6 Mo. AUD BBSW	2.03% Fixed	AUD	9,215,000	06/15/2032	Semi-Annual	19,551	—	(143,189)	(162,740)
2.44% Fixed	6 Mo. AUD BBSW	AUD	21,238,000	06/16/2032	Semi-Annual	26,370	—	29,943	3,573
6 Mo. EUR EURIBOR	0.13% Fixed	EUR	17,744,000	03/20/2027	Annual	2,489	—	(212,406)	(214,895)
6 Mo. EUR EURIBOR	0.44% Fixed	EUR	41,583,000	06/17/2031	Annual	35,868	—	(473,660)	(509,528)
6 Mo. EUR EURIBOR	0.41% Fixed	EUR	42,035,000	06/17/2031	Annual	—	(20,605)	(551,715)	(531,110)
6 Mo. EUR EURIBOR	0.47% Fixed	EUR	68,988,000	06/17/2031	Annual	12,019	—	(661,382)	(673,401)
6 Mo. EUR EURIBOR	0.50% Fixed	EUR	13,810,000	09/16/2031	Annual	13,795	—	(122,266)	(136,061)
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	53,072,000	09/16/2031	Annual	786,103	—	(381,609)	(1,167,712)
0.19% Fixed	6 Mo. EUR EURIBOR	EUR	5,290,000	06/15/2032	Annual	—	(22,694)	190,624	213,318
6 Mo. EUR EURIBOR	0.63% Fixed	EUR	18,538,000	09/17/2051	Annual	—	(776,899)	(571,804)	205,095
6 Mo. NOK NIBOR	1.84% Fixed	NOK	195,669,000	12/20/2026	Annual	3,642	—	290,929	287,287
6 Mo. NOK NIBOR	1.56% Fixed	NOK	132,467,000	03/16/2027	Annual	4,023	—	428,251	424,228
6 Mo. NOK NIBOR	1.47% Fixed	NOK	146,196,000	03/18/2031	Annual	7,776	—	535,868	528,092
1.75% Fixed	6 Mo. NOK NIBOR	NOK	60,236,000	06/15/2032	Annual	—	(54,595)	277,086	331,681
6 Mo. PLN WIBOR	4.03% Fixed	PLN	103,384,000	06/15/2032	Annual	307,844	—	(108,539)	(416,383)
Total centrally cleared interest rate swaps contracts						$ 2,251,279	$ (2,204,265)	$ (6,009,243)	$ (6,056,257)

Foreign Currency Contracts Outstanding at January 31, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
229,721,000	AUD	161,999,249	USD	BCLY	02/04/2022	$ 427,099
291,681,000	AUD	206,259,281	USD	TDB	02/04/2022	(23,543)
5,445,000	AUD	3,923,689	USD	SSG	02/04/2022	(73,751)
6,200,000	AUD	4,487,058	USD	UBS	02/04/2022	(103,291)
8,005,000	AUD	5,818,514	USD	JPM	02/04/2022	(158,505)
22,680,000	AUD	16,306,938	USD	MSC	02/04/2022	(270,836)
14,440,000	AUD	10,101,993	USD	CBK	03/04/2022	109,078
76,059,000	AUD	53,688,993	USD	JPM	03/04/2022	95,206
10,280,000	AUD	7,183,119	USD	BCLY	03/04/2022	86,258
7,168,000	AUD	5,018,059	USD	TDB	03/04/2022	50,705
5,555,000	AUD	3,888,383	USD	UBS	03/04/2022	39,767
128,040,000	BRL	22,933,094	USD	CBK	02/02/2022	1,166,415
128,040,000	BRL	23,703,210	USD	CBK	03/03/2022	221,473
533,341,000	CAD	418,273,861	USD	BNP	02/04/2022	1,298,433
5,050,000	CAD	3,968,800	USD	SSG	02/04/2022	3,968
9,915,000	CAD	7,847,365	USD	JPM	02/04/2022	(47,366)
4,645,000	CHF	4,990,834	USD	BCLY	02/04/2022	22,353
3,615,000	CHF	3,932,768	USD	UBS	02/04/2022	(31,224)
3,605,000	CHF	3,922,093	USD	JPM	02/04/2022	(31,342)
3,610,000	CHF	3,880,844	USD	MSC	03/04/2022	18,255
1,035,000	CHF	1,113,298	USD	SCB	03/04/2022	4,588
4,054,000,000	CLP	4,799,905	USD	DEUT	02/04/2022	260,461
2,315,100,000	CLP	2,704,935	USD	MSC	02/04/2022	184,866
4,089,100,000	CLP	5,034,907	USD	BOA	03/04/2022	49,851
146,902,000	CNH	23,020,593	USD	BNP	02/07/2022	21,774
16,483,000	CNH	2,585,163	USD	GSC	02/07/2022	284
18,693,000	CNH	2,947,883	USD	JPM	02/07/2022	(15,786)
1,152,223,000	CNH	180,797,584	USD	CBK	02/07/2022	(65,226)
179,875,000	CNH	28,404,223	USD	BCLY	02/07/2022	(189,865)
281

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
159,289,000	CNH	24,954,021	USD	CBK	03/04/2022	$ (10,928)
5,671,108,000	COP	1,382,523	USD	CBK	02/04/2022	53,293
12,615,500,000	COP	3,188,550	USD	BNP	02/04/2022	5,451
18,286,608,000	COP	4,575,083	USD	MSC	03/04/2022	38,841
223,729,000	CZK	10,263,923	USD	MSC	02/04/2022	61,232
61,320,000	CZK	2,809,300	USD	BOA	02/04/2022	20,635
72,410,000	CZK	3,305,261	USD	DEUT	03/04/2022	26,036
27,208,000	EUR	30,301,550	USD	TDB	02/04/2022	267,712
817,000	EUR	934,364	USD	DEUT	02/04/2022	(16,433)
3,517,000	EUR	3,980,681	USD	BCLY	02/04/2022	(29,193)
3,491,000	EUR	3,953,888	USD	CBK	02/04/2022	(31,612)
10,614,000	EUR	12,058,696	USD	MSC	02/04/2022	(133,447)
13,907,000	EUR	15,880,629	USD	BOA	02/04/2022	(255,566)
70,562,000	EUR	80,013,709	USD	GSC	02/04/2022	(734,517)
73,016,000	EUR	82,816,771	USD	UBS	02/04/2022	(780,412)
153,842,000	EUR	171,430,756	USD	TDB	03/04/2022	1,519,668
3,486,000	EUR	3,892,977	USD	CBK	03/04/2022	26,012
13,200,000	GBP	17,707,192	USD	TDB	02/04/2022	45,036
5,932,000	GBP	8,095,311	USD	JPM	02/04/2022	(117,568)
3,705,700,000	HUF	11,551,434	USD	BCLY	02/04/2022	154,804
1,942,800,000	HUF	6,016,677	USD	CBK	02/04/2022	120,592
1,489,888,000	HUF	4,654,882	USD	MSC	02/04/2022	51,647
766,200,000	HUF	2,402,107	USD	BOA	02/04/2022	18,305
1,594,688,000	HUF	4,957,451	USD	BCLY	03/04/2022	65,451
71,108,500,000	IDR	4,945,109	USD	JPM	02/04/2022	(2,065)
413,870,000	INR	5,544,139	USD	CBK	02/04/2022	(80)
1,007,920,000	INR	13,522,132	USD	JPM	02/04/2022	(20,383)
374,030,000	INR	4,962,749	USD	MSC	03/04/2022	31,576
9,624,600,000	JPY	83,554,298	USD	CBK	02/04/2022	82,229
500,431,000	JPY	4,321,666	USD	BCLY	02/04/2022	27,015
1,419,000,000	JPY	12,336,030	USD	GSC	02/04/2022	(5,104)
863,100,000	JPY	7,528,403	USD	JPM	02/04/2022	(28,175)
448,500,000	JPY	3,941,336	USD	MSC	02/04/2022	(43,929)
4,831,100,000	JPY	42,314,014	USD	BOA	02/04/2022	(332,380)
9,312,700,000	JPY	81,861,895	USD	BNP	02/04/2022	(935,738)
24,051,300,000	JPY	208,541,376	USD	BCLY	03/04/2022	511,749
4,708,470,000	KRW	3,905,175	USD	BNP	02/04/2022	167
4,220,970,000	KRW	3,542,555	USD	BCLY	02/04/2022	(41,560)
13,769,390,000	KRW	11,496,719	USD	JPM	02/04/2022	(75,986)
5,670,180,000	KRW	4,789,408	USD	UBS	02/04/2022	(86,396)
411,323,775,000	KRW	342,020,925	USD	MSC	02/04/2022	(857,019)
69,450,000	MXN	3,381,454	USD	GSC	02/04/2022	(16,768)
48,360,000	MXN	2,375,362	USD	BOA	02/04/2022	(32,436)
155,060,000	MXN	7,558,149	USD	TDB	02/04/2022	(45,864)
121,600,000	MXN	5,951,420	USD	JPM	02/04/2022	(60,191)
169,640,000	MXN	8,302,156	USD	BNP	02/04/2022	(83,506)
237,158,000	MXN	11,588,865	USD	RBC	02/04/2022	(99,128)
214,680,000	MXN	10,501,603	USD	CBK	02/04/2022	(100,873)
847,822,000	MXN	40,658,590	USD	CBK	03/04/2022	221,513
2,321,792,000	NOK	259,157,495	USD	MSC	02/04/2022	1,878,017
20,700,000	NOK	2,330,381	USD	CBK	02/04/2022	(3,112)
603,922,000	NOK	68,103,600	USD	JPM	02/04/2022	(205,575)
37,070,000	NOK	4,135,707	USD	MSC	03/04/2022	29,863
150,000	NOK	16,830	USD	BMO	03/04/2022	26
7,260,000	NZD	4,849,925	USD	BCLY	02/04/2022	(73,070)
7,595,000	NZD	5,095,787	USD	BNP	02/04/2022	(98,511)
136,555,000	NZD	89,969,849	USD	DEUT	02/04/2022	(120,882)
44,807,000	NZD	30,355,705	USD	JPM	02/04/2022	(874,084)
117,565,000	NZD	80,315,705	USD	SSG	02/04/2022	(2,961,571)
12,470,000	NZD	8,176,550	USD	CBK	03/04/2022	24,503
5,980,000	NZD	3,937,686	USD	JPM	03/04/2022	(4,864)
282

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
33,036,000	NZD	21,755,884	USD	DEUT	03/04/2022	$ (29,339)
13,795,000	PEN	3,516,442	USD	UBS	02/04/2022	65,021
9,388,000	PEN	2,434,521	USD	MSC	03/04/2022	(1,819)
304,330,000	PHP	5,889,940	USD	JPM	02/04/2022	79,740
19,330,000	PLN	4,752,462	USD	BCLY	02/04/2022	(16,557)
9,635,000	PLN	2,389,633	USD	MSC	02/04/2022	(29,031)
16,970,000	PLN	4,190,330	USD	BOA	02/04/2022	(32,632)
2,050,582,000	RUB	26,068,930	USD	UBS	02/04/2022	436,596
467,820,000	RUB	5,900,114	USD	DEUT	02/04/2022	146,860
186,950,000	RUB	2,356,018	USD	JPM	02/04/2022	60,471
423,970,000	RUB	5,521,643	USD	BOA	02/04/2022	(41,469)
221,740,000	RUB	2,956,533	USD	CBK	02/04/2022	(90,354)
35,940,000	SEK	3,942,286	USD	UBS	02/04/2022	(87,897)
79,000,000	SEK	8,649,323	USD	JPM	02/04/2022	(176,959)
1,627,361,000	SEK	175,472,493	USD	BCLY	02/04/2022	(945,997)
95,840,000	SEK	10,239,284	USD	BCLY	03/04/2022	41,742
3,775,000	SGD	2,780,417	USD	JPM	02/04/2022	13,808
16,462,000	SGD	12,180,811	USD	MSC	02/04/2022	4,230
132,400,000	THB	3,998,188	USD	JPM	02/04/2022	(21,738)
125,200,000	THB	3,794,514	USD	GSC	02/04/2022	(34,306)
723,200,000	THB	21,865,751	USD	SCB	02/04/2022	(145,444)
182,503,000	THB	5,459,666	USD	SCB	03/04/2022	20,896
121,711,000	TRY	9,022,784	USD	BCLY	02/04/2022	98,042
128,028,000	TRY	9,222,695	USD	BCLY	03/04/2022	234,252
148,205,000	TWD	5,330,156	USD	JPM	02/07/2022	(1,821)
371,720,000	TWD	13,368,819	USD	BOA	02/07/2022	(4,566)
302,024,000	TWD	10,895,527	USD	BNP	02/07/2022	(37,018)
104,050,000	TWD	3,787,079	USD	UBS	02/07/2022	(46,225)
242,035,000	TWD	8,819,559	USD	CBK	02/07/2022	(117,803)
324,187,000	ZAR	20,461,055	USD	GSC	02/04/2022	619,926
93,220,000	ZAR	5,946,670	USD	MSC	02/04/2022	115,168
92,390,000	ZAR	5,980,903	USD	BOA	02/04/2022	26,962
500,197,000	ZAR	32,640,993	USD	BCLY	03/04/2022	(244,498)
239,777,868	USD	334,702,000	AUD	MSC	02/04/2022	3,123,737
126,162,306	USD	176,212,000	AUD	TDB	02/04/2022	1,569,990
7,936,703	USD	10,990,000	AUD	SSG	02/04/2022	166,123
14,501,443	USD	20,275,000	AUD	JPM	02/04/2022	165,817
3,980,066	USD	5,460,000	AUD	BNP	02/04/2022	119,523
8,228,918	USD	11,483,000	AUD	SCB	02/04/2022	109,757
3,295,320	USD	4,610,000	AUD	CBK	02/04/2022	35,777
162,015,330	USD	229,721,000	AUD	BCLY	03/04/2022	(429,087)
116,610,361	USD	166,571,000	AUD	TDB	03/04/2022	(1,178,300)
23,870,246	USD	128,040,000	BRL	CBK	02/02/2022	(229,262)
2,165,682	USD	11,725,000	BRL	CBK	03/03/2022	(25,172)
15,817,130	USD	19,905,000	CAD	JPM	02/04/2022	158,130
5,658,556	USD	7,165,000	CAD	TDB	02/04/2022	21,946
409,963,696	USD	521,236,000	CAD	MSC	02/04/2022	(85,755)
54,501,267	USD	69,251,000	CAD	JPM	03/04/2022	23,598
3,902,188	USD	4,980,000	CAD	RBC	03/04/2022	(15,427)
418,265,004	USD	533,341,000	CAD	BNP	03/04/2022	(1,298,246)
9,021,511	USD	8,250,000	CHF	BNP	02/04/2022	117,572
3,967,670	USD	3,615,000	CHF	JPM	02/04/2022	66,126
4,994,373	USD	4,645,000	CHF	BCLY	03/04/2022	(22,612)
7,827,317	USD	6,369,100,000	CLP	BOA	02/04/2022	(122,849)
24,994,351	USD	159,289,000	CNH	CBK	02/07/2022	9,017
3,560,475	USD	22,789,000	CNH	GSC	02/07/2022	(14,102)
208,749,273	USD	1,332,098,000	CNH	BNP	02/07/2022	(197,443)
180,505,851	USD	1,152,223,000	CNH	CBK	03/04/2022	79,049
13,851,770	USD	88,430,000	CNH	GSC	03/04/2022	4,502
28,338,415	USD	179,404,838	CNY	SSG	02/07/2022	166,208
3,119,765	USD	19,788,000	CNY	SSG	03/04/2022	17,688
283

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,590,012	USD	18,286,608,000	COP	MSC	02/04/2022	$ (39,805)
13,099,176	USD	285,049,000	CZK	CBK	02/04/2022	(55,915)
2,481,118	USD	54,499,000	CZK	MSC	03/04/2022	(26,164)
10,808,035	USD	9,557,000	EUR	BCLY	02/04/2022	70,367
4,328,743	USD	3,811,000	EUR	MSC	02/04/2022	46,934
3,949,038	USD	3,477,000	EUR	UBS	02/04/2022	42,491
3,923,858	USD	3,487,000	EUR	JPM	02/04/2022	6,076
204,079,831	USD	182,800,000	EUR	TDB	02/04/2022	(1,303,185)
139,568,441	USD	123,212,369	EUR	TDB	02/28/2022	1,068,086
712,489	USD	634,000	EUR	JPM	02/28/2022	(177)
230,987	USD	207,000	EUR	CBA	02/28/2022	(1,697)
30,318,691	USD	27,208,000	EUR	TDB	03/04/2022	(268,764)
7,941,530	USD	5,856,000	GBP	BCLY	02/04/2022	65,996
10,632,732	USD	7,859,000	GBP	TDB	02/04/2022	63,432
3,368,194	USD	2,478,000	GBP	CBK	02/04/2022	35,616
3,979,527	USD	2,939,000	GBP	SSG	02/04/2022	26,966
1,239,333	USD	919,000	GBP	BCLY	02/28/2022	3,596
2,916,999	USD	2,177,000	GBP	CBK	03/04/2022	(10,246)
5,878,823	USD	4,388,000	GBP	BCLY	03/04/2022	(21,384)
14,351,815	USD	10,722,000	GBP	TDB	03/04/2022	(65,238)
11,920,467	USD	3,705,700,000	HUF	BOA	02/04/2022	214,229
2,552,385	USD	814,300,000	HUF	DEUT	02/04/2022	(19,974)
5,613,972	USD	1,789,900,000	HUF	BNP	02/04/2022	(40,289)
4,970,973	USD	1,594,688,000	HUF	BCLY	02/04/2022	(66,617)
3,100,050	USD	1,000,200,000	HUF	BNP	03/04/2022	(50,351)
11,520,012	USD	3,705,700,000	HUF	BCLY	03/04/2022	(152,093)
1,184,392	USD	17,050,500,000	IDR	JPM	02/04/2022	(859)
3,746,223	USD	54,058,000,000	IDR	CBK	02/04/2022	(11,570)
540,617	USD	7,786,500,000	IDR	JPM	03/04/2022	458
14,027,459	USD	1,047,760,000	INR	CBK	02/04/2022	(7,973)
4,979,100	USD	374,030,000	INR	MSC	02/04/2022	(31,277)
8,767,255	USD	660,820,000	INR	CBK	03/04/2022	(56,503)
9,837,577	USD	1,120,500,000	JPY	JPM	02/04/2022	100,577
3,956,581	USD	449,800,000	JPY	MSC	02/04/2022	47,878
3,920,350	USD	447,900,000	JPY	UBS	02/04/2022	28,157
216,523,531	USD	24,981,231,000	JPY	BCLY	02/04/2022	(560,130)
154,216,986	USD	17,614,200,000	JPY	MSC	02/28/2022	1,124,047
373,976	USD	43,131,000	JPY	BCLY	03/04/2022	(918)
61,360,018	USD	7,025,600,000	JPY	JPM	03/07/2022	291,001
121,587,431	USD	13,790,900,000	JPY	MSC	03/22/2022	1,685,232
158,483,048	USD	18,368,900,000	JPY	MSC	04/04/2022	(1,250,777)
80,217,876	USD	9,114,250,000	JPY	JPM	04/18/2022	943,882
343,534,176	USD	411,323,775,000	KRW	MSC	02/04/2022	2,370,271
11,459,123	USD	13,769,390,000	KRW	JPM	02/04/2022	38,391
3,928,472	USD	4,708,470,000	KRW	BNP	02/04/2022	23,130
3,500,846	USD	4,220,970,000	KRW	BCLY	02/04/2022	(149)
4,702,812	USD	5,670,180,000	KRW	UBS	02/04/2022	(201)
328,574,430	USD	395,478,755,000	KRW	MSC	03/04/2022	806,064
3,705,132	USD	4,462,090,000	KRW	JPM	03/04/2022	7,001
8,031,841	USD	164,366,000	MXN	RBC	02/04/2022	68,703
2,149,082	USD	44,390,000	MXN	DEUT	02/04/2022	(1,507)
3,922,687	USD	81,180,000	MXN	UBS	02/04/2022	(10,290)
34,984,315	USD	726,012,000	MXN	CBK	02/04/2022	(189,224)
10,518,399	USD	219,710,000	MXN	SSG	03/04/2022	(75,532)
272,649,990	USD	2,410,512,000	NOK	JPM	02/04/2022	1,639,823
51,921,855	USD	458,600,000	NOK	UBS	02/04/2022	362,160
4,504,674	USD	40,232,000	NOK	BCLY	02/04/2022	(18,548)
4,137,739	USD	37,070,000	NOK	MSC	02/04/2022	(29,985)
10,728,156	USD	96,400,000	NOK	CBK	03/04/2022	(104,350)
259,030,279	USD	2,321,792,000	NOK	MSC	03/04/2022	(1,870,416)
156,201,965	USD	231,984,000	NZD	MSC	02/04/2022	3,563,667
284

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,078,027	USD	22,186,000	NZD	WEST	02/04/2022	$ 480,325
12,940,331	USD	19,151,000	NZD	UBS	02/04/2022	339,565
3,908,708	USD	5,860,000	NZD	JPM	02/04/2022	53,009
21,765,911	USD	33,036,000	NZD	DEUT	02/04/2022	29,244
1,045,140	USD	1,565,000	NZD	SCB	02/04/2022	15,418
89,928,404	USD	136,555,000	NZD	DEUT	03/04/2022	121,275
13,644,880	USD	20,734,000	NZD	ANZ	03/04/2022	8,901
2,439,075	USD	9,388,000	PEN	MSC	02/04/2022	1,759
1,107,704	USD	4,407,000	PEN	CBK	02/04/2022	(36,443)
5,879,659	USD	304,330,000	PHP	JPM	02/04/2022	(90,021)
2,183,320	USD	112,310,000	PHP	JPM	03/04/2022	(17,157)
11,312,296	USD	45,935,000	PLN	BCLY	02/04/2022	58,091
2,487,976	USD	10,191,000	PLN	BCLY	03/04/2022	(3,725)
28,702,413	USD	2,155,092,000	RUB	UBS	02/04/2022	846,007
2,957,385	USD	223,460,000	RUB	MSC	02/04/2022	68,973
4,419,118	USD	336,560,000	RUB	CBK	02/04/2022	68,792
5,742,581	USD	439,250,000	RUB	JPM	02/04/2022	64,899
2,598,758	USD	196,700,000	RUB	BOA	02/04/2022	56,242
25,871,620	USD	2,050,582,000	RUB	UBS	03/04/2022	(440,084)
141,576,202	USD	1,287,041,000	SEK	BCLY	02/04/2022	3,547,358
45,712,778	USD	418,750,000	SEK	UBS	02/04/2022	803,892
3,920,011	USD	36,510,000	SEK	JPM	02/04/2022	4,492
3,875,267	USD	36,350,000	SEK	MSC	03/04/2022	(24,100)
9,128,281	USD	86,220,000	SEK	CBK	03/04/2022	(120,781)
123,211,970	USD	1,153,301,000	SEK	BCLY	03/04/2022	(505,866)
3,735,970	USD	5,035,000	SGD	JPM	02/04/2022	9,103
11,167,660	USD	15,202,000	SGD	MSC	02/04/2022	(84,738)
12,179,369	USD	16,462,000	SGD	MSC	03/04/2022	(4,399)
29,235,412	USD	980,800,000	THB	SCB	02/04/2022	(221,554)
8,877,036	USD	121,711,000	TRY	BCLY	02/04/2022	(243,790)
13,512,669	USD	371,720,000	TWD	BOA	02/07/2022	148,416
5,361,975	USD	148,205,000	TWD	JPM	02/07/2022	33,639
3,749,834	USD	104,050,000	TWD	UBS	02/07/2022	8,980
8,709,816	USD	242,035,000	TWD	CBK	02/07/2022	8,060
10,862,219	USD	302,024,000	TWD	BNP	02/07/2022	3,710
10,922,320	USD	302,024,000	TWD	BNP	03/04/2022	63,772
2,166,637	USD	59,940,000	TWD	DEUT	03/04/2022	11,638
26,936,697	USD	410,457,000	ZAR	BCLY	02/04/2022	245,817
3,776,903	USD	57,350,000	ZAR	DEUT	02/04/2022	47,591
2,758,924	USD	41,990,000	ZAR	GSC	02/04/2022	28,431
6,485,203	USD	102,450,000	ZAR	BOA	03/04/2022	(150,224)
Total foreign currency contracts						$ 14,843,732
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
285

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 274,574,325	$ —	$ 274,574,325	$ —
Convertible Bonds	17,576,688	—	17,576,688	—
Corporate Bonds	517,017,850	—	517,017,850	—
Foreign Government Obligations	2,272,156,272	—	2,272,156,272	—
Senior Floating Rate Interests	140,093,950	—	140,093,950	—
U.S. Government Agencies	40,301,186	—	40,301,186	—
U.S. Government Securities	266,871,912	—	266,871,912	—
Common Stocks
United States	31,773	31,773	—	—
Escrows	2,914,162	—	2,914,162	—
Short-Term Investments	291,162,138	4,568,049	286,594,089	—
Purchased Options	423,115	—	423,115	—
Foreign Currency Contracts(2)	41,399,569	—	41,399,569	—
Futures Contracts(2)	14,996,533	14,996,533	—	—
Swaps - Credit Default(2)	669,679	—	669,679	—
Swaps - Interest Rate(2)	9,081,138	—	9,081,138	—
Total	$ 3,889,270,290	$ 19,596,355	$ 3,869,673,935	$ —
Liabilities
Foreign Currency Contracts(2)	$ (26,555,837)	$ —	$ (26,555,837)	$ —
Futures Contracts(2)	(3,009,445)	(3,009,445)	—	—
Swaps - Credit Default(2)	(493,548)	—	(493,548)	—
Swaps - Interest Rate(2)	(15,688,249)	—	(15,688,249)	—
Total	$ (45,747,079)	$ (3,009,445)	$ (42,737,634)	$ —

(1)	For the period ended January 31, 2022, investments valued at $1,869,944 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
286

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
BMO	Bank of Montreal
ANZ	Australia and New Zealand Banking Group
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
RUB	Russia Ruble
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CDX.EM	Credit Derivatives Emerging Markets
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
SPI	Share Price Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

287

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) – (continued)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
Bhd	Berhad
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CD	Certificate of Deposit
CDOR	Canadian Dollar Offered Rate
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custodial Receipts
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCP	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept Program
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TCRS	Tennessee Consolidated Retirement System
TIIE	Interbank Equilibrium Interest Rate
UMBS	Uniform Mortgage-Backed Securities
WIBOR	Warsaw Interbank Offered Rate
288

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments
 January 31, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share ("NAV") of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
289

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2022  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
For information regarding a Fund's other significant accounting policies, please refer to the Fund's most recent Annual Report.
2.	Affiliate Fund Transactions:
A summary of affiliate fund transactions for the Hartford AARP Balanced Retirement Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund and Hartford Moderate Allocation Fund for the period ended January 31, 2022 is as follows:

Affiliated Investment Comapnies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2022	Shares as of January 31, 2022	Dividend Income	Capital Gains Distribution
Hartford AARP Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$ 4,836,509	$ —	$ 1,171,950	$ 94,583	$ (270,619)	$ 3,488,523	118,981	$ 114,588	$ —
Hartford Multifactor Emerging Markets ETF	4,827,480	—	1,178,660	60,743	(127,931)	3,581,632	148,666	138,453	—
Hartford Multifactor US Equity ETF	2,928,751	—	848,397	223,276	(207,576)	2,096,054	50,061	14,174	—
The Hartford World Bond Fund, Class F	10,415,856	4,887,011	575,019	(17,645)	(171,402)	14,538,801	1,402,006	80,052	31,637
Total	$23,008,596	$4,887,011	$3,774,026	$360,957	$(777,528)	$23,705,010	1,719,714	$347,267	$31,637
290

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2022  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2022	Shares as of January 31, 2022	Dividend Income	Capital Gains Distribution
The Hartford Checks and Balances Fund
Hartford Total Return Bond ETF	$ 573,409,796	$ —	$ —	$ —	$ (27,090,227)	$ 546,319,569	14,109,493	$ 13,934,690	$ —
The Hartford Capital Appreciation Fund, Class F	572,004,569	94,483,106	8,912,280	925,986	(111,523,080)	546,978,301	13,660,797	2,658,221	78,674,825
The Hartford Dividend and Growth Fund, Class F	574,394,330	30,991,031	26,382,573	1,885,034	(17,566,100)	563,321,722	16,987,989	2,388,824	26,871,196
Total	$1,719,808,695	$125,474,137	$35,294,853	$2,811,020	$(156,179,407)	$1,656,619,592	44,758,279	$18,981,735	$105,546,021
The Hartford Conservative Allocation Fund
Hartford Core Bond ETF	$ 28,705,306	$ —	$ —	$ —	$ (861,143)	$ 27,844,163	700,743	$ 188,188	$ —
Hartford Core Equity Fund, Class F	11,953,894	5,218,296	400,006	104,207	(883,957)	15,992,434	339,110	93,238	290,821
Hartford Large Cap Growth ETF	—	2,481,314	—	—	(166,650)	2,314,664	139,690	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	5,062,983	—	1,519,979	33,394	(226,383)	3,350,015	114,257	119,954	—
Hartford Multifactor US Equity ETF	6,697,111	—	2,363,652	656,322	(611,226)	4,378,555	104,575	32,410	—
Hartford Schroders Commodity Strategy ETF	—	2,065,431	—	—	147,349	2,212,780	101,901	—	—
Hartford Schroders Emerging Markets Equity Fund, Class F	1,024,258	419,913	41,048	(3,579)	(42,794)	1,356,750	70,738	14,596	—
Hartford Schroders International Multi-Cap Value Fund, Class F	2,082,154	1,370,190	84,031	(734)	(4,658)	3,362,921	326,180	24,383	—
Hartford Schroders Sustainable Core Bond Fund, Class F	—	16,115,573	213,354	(1,989)	(156,174)	15,744,056	1,563,461	15,744	—
Hartford Small Cap Value Fund, Class F	3,439,546	268,270	1,964,914	204,725	(337,253)	1,610,374	129,974	36,737	183,094
The Hartford Equity Income Fund, Class F	7,186,382	626,933	3,091,170	285,888	(590,429)	4,417,604	196,251	44,207	498,285
The Hartford Growth Opportunities Fund, Class F	3,809,522	824,541	59,269	4,619	(1,240,386)	3,339,027	71,043	—	667,711
The Hartford Inflation Plus Fund, Class F	8,636,981	280,607	2,056,466	(13,252)	(271,985)	6,575,885	573,812	212,845	—
291

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2022  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2022	Shares as of January 31, 2022	Dividend Income	Capital Gains Distribution
The Hartford Conservative Allocation Fund – (continued)
The Hartford International Growth Fund, Class F	$ 2,450,108	$ 178,020	$ 436,785	$ (28,610)	$ (226,936)	$ 1,935,797	112,285	$ 15,954	$ 8,007
The Hartford International Opportunities Fund, Class F	4,533,809	591,935	1,154,893	(88,219)	(575,262)	3,307,370	183,335	78,633	378,448
The Hartford Small Company Fund, Class F	3,509,978	1,028,454	1,761,038	(348,425)	(727,298)	1,701,671	77,773	—	682,800
The Hartford Strategic Income Fund, Class F	11,051,345	5,917,250	649,332	(34,800)	(534,479)	15,749,984	1,793,848	118,992	125,782
The Hartford World Bond Fund, Class F	25,159,712	792,518	7,198,016	(249,643)	(180,209)	18,324,362	1,767,055	199,941	78,243
Total	$125,303,089	$38,179,245	$22,993,953	$519,904	$(7,489,873)	$133,518,412	8,366,031	$1,195,822	$2,913,191
The Hartford Growth Allocation Fund
Hartford Core Bond ETF	$ 37,328,864	$ 7,982,578	$ —	$ —	$ (1,210,178)	$ 44,101,264	1,109,879	$ 252,377	$ —
Hartford Core Equity Fund, Class F	122,906,092	16,860,722	2,514,537	623,678	(7,326,368)	130,549,587	2,768,227	962,337	3,038,328
Hartford Large Cap Growth ETF	—	40,958,565	—	—	(2,750,862)	38,207,703	2,305,836	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	60,128,652	—	19,042,690	329,943	(2,599,333)	38,816,572	1,323,894	1,424,587	—
Hartford Multifactor US Equity ETF	64,259,836	—	11,226,740	3,018,503	(3,004,570)	53,047,029	1,266,946	310,982	—
Hartford Schroders Commodity Strategy ETF	—	19,147,779	—	—	1,366,012	20,513,791	944,683	—	—
Hartford Schroders Emerging Markets Equity Fund, Class F	11,920,371	4,791,934	140,970	(3,227)	(515,729)	16,052,379	836,933	159,111	—
Hartford Schroders International Multi-Cap Value Fund, Class F	21,755,417	18,071,061	306,431	1,548	(97,595)	39,424,000	3,823,860	250,042	—
Hartford Schroders Sustainable Core Bond Fund, Class F	—	3,002,792	2,284	—	(29,471)	2,971,037	295,038	2,971	—
Hartford Small Cap Value Fund, Class F	39,041,552	2,615,626	21,935,086	822,104	(2,441,721)	18,102,475	1,461,055	435,373	2,180,253
The Hartford Equity Income Fund, Class F	77,630,805	5,801,119	25,973,380	2,886,258	(6,290,131)	54,054,671	2,401,363	465,004	5,336,115
292

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2022  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2022	Shares as of January 31, 2022	Dividend Income	Capital Gains Distribution
The Hartford Growth Allocation Fund – (continued)
The Hartford Growth Opportunities Fund, Class F	$ 35,559,329	$ 6,282,000	$ 24,153	$ (5,021)	$ (11,526,830)	$ 30,285,325	644,369	$ —	$ 6,281,999
The Hartford Inflation Plus Fund, Class F	11,076,769	259,447	10,996,824	333,279	(672,671)	—	—	259,447	—
The Hartford International Growth Fund, Class F	24,866,328	356,558	13,309	(908)	(2,733,349)	22,475,320	1,303,673	153,926	80,026
The Hartford International Opportunities Fund, Class F	51,165,840	5,102,880	10,456,248	(679,104)	(6,787,113)	38,346,255	2,125,624	864,421	4,238,459
The Hartford Small Company Fund, Class F	38,972,840	7,626,656	17,187,439	(2,845,090)	(9,203,034)	17,363,933	793,598	—	7,562,592
The Hartford Strategic Income Fund, Class F	12,461,743	13,494,787	1,174,559	(75,405)	(647,851)	24,058,715	2,740,173	148,335	140,894
The Hartford World Bond Fund, Class F	26,366,929	1,646,463	521,239	(21,606)	(432,684)	27,037,863	2,607,316	207,161	81,493
Total	$635,441,367	$154,000,967	$121,515,889	$4,384,952	$(56,903,478)	$615,407,919	28,752,467	$5,896,074	$28,940,159
Hartford Moderate Allocation Fund
Hartford Core Bond ETF	$ 59,092,066	$ —	$ —	$ —	$ (1,772,729)	$ 57,319,337	1,442,533	$ 387,399	$ —
Hartford Core Equity Fund, Class F	59,553,749	21,287,654	1,939,684	517,237	(4,220,642)	75,198,314	1,594,536	460,768	1,455,153
Hartford Large Cap Growth ETF	—	13,505,547	—	—	(907,061)	12,598,486	760,319	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	30,587,300	—	9,414,955	158,923	(1,319,547)	20,011,721	682,528	724,684	—
Hartford Multifactor US Equity ETF	30,103,823	—	9,450,915	2,583,361	(2,423,571)	20,812,698	497,079	145,686	—
Hartford Schroders Commodity Strategy ETF	—	10,282,281	—	—	733,543	11,015,824	507,291	—	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,977,018	2,628,492	253,350	(2,662)	(252,898)	8,096,600	422,138	78,752	—
Hartford Schroders International Multi-Cap Value Fund, Class F	12,137,732	8,390,714	380,183	5,632	(45,428)	20,108,467	1,950,385	139,503	—
293

The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2022  (Unaudited)

Affiliated Investment Comapnies	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2022	Shares as of January 31, 2022	Dividend Income	Capital Gains Distribution
Hartford Moderate Allocation Fund – (continued)
Hartford Schroders Sustainable Core Bond Fund, Class F	$ —	$ 23,178,547	$ 219,519	$ (2,040)	$ (225,485)	$ 22,731,503	2,257,349	$ 22,831	$ —
Hartford Small Cap Value Fund, Class F	18,487,318	1,166,715	10,206,036	986,391	(1,771,065)	8,663,323	699,219	188,840	977,875
The Hartford Equity Income Fund, Class F	35,930,231	2,733,779	16,039,487	1,945,507	(3,483,957)	21,086,073	936,742	216,521	2,517,258
The Hartford Growth Opportunities Fund, Class F	16,731,724	2,955,868	148,221	(32,827)	(5,385,273)	14,121,271	300,453	—	2,955,868
The Hartford Inflation Plus Fund, Class F	15,327,750	352,929	15,218,779	451,403	(913,303)	—	—	352,929	—
The Hartford International Growth Fund, Class F	14,150,176	152,870	1,242,015	(93,005)	(1,396,054)	11,571,972	671,228	87,719	45,605
The Hartford International Opportunities Fund, Class F	26,890,060	2,681,804	5,901,720	(367,838)	(3,543,138)	19,759,168	1,095,298	454,294	2,227,510
The Hartford Small Company Fund, Class F	16,785,310	3,552,846	7,434,592	(1,006,784)	(4,150,819)	7,745,961	354,020	—	3,242,667
The Hartford Strategic Income Fund, Class F	18,440,440	15,332,692	1,107,417	(55,380)	(950,972)	31,659,363	3,605,850	208,689	206,517
The Hartford World Bond Fund, Class F	38,648,162	541,286	2,963,314	(103,142)	(552,290)	35,570,702	3,430,154	299,960	118,255
Total	$398,842,859	$108,744,024	$81,920,187	$4,984,776	$(32,580,689)	$398,070,783	21,207,122	$3,768,575	$13,746,708
3.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund's. As of and during the period ended January 31, 2022, The Hartford MidCap Fund and The Hartford Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below.
A summary of affiliated security transactions for the period ended January 31, 2022 follows:

Affiliated Investments	Beginning Value as of November 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2022	Shares as of January 31, 2022	Dividend Income	Capital Gains Distribution
The Hartford MidCap Fund
CommScope Holding Co., Inc.*	$ 109,463,815	$ 7,745,327	$ 8,864,852	$ (2,599,691)	$ —	$ (10,614,406)	$ 95,130,193	10,131,011	$ —	$ —
The Hartford Small Company Fund
Allstar Co.(1)	—	—	—	—	—	—	—	3,136,600	—	—

*	Not an affiliate as of January 31, 2022.
(1)	Allstar Co. is a Delaware limited liability company that was created for the purpose of investing in Academy Sports & Outdoors, Inc. As a result of the Fund's holdings in AllstarCo., the Fund previously had indirect exposure to Academy Sports & Outdoors, Inc.; however, the Fund does not have direct or indirect exposure to 5% or more of the outstanding voting securities of Academy Sports & Outdoors, Inc.
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The Hartford Mutual Funds, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 January 31, 2022  (Unaudited)

4.	Subsequent Events:
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions—which affect companies in many sectors, including energy, financial services and defense, among others— could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
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